CSMC 2021-RPL5 Trust

Exhibit 99.8

Buyer Loan #	Servicer Name	Loan Status	Next Due Date	Last Payment Date	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address	Property City	Property State	Property Zip	Strategy	Scrub Comments
433144386	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Litigation	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Contact history starts in X/XXXX. No significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: STEP RATE MOD, first pay due X/X/XXXX, modified balance iao $XXX,XXX.XX at X% for first five years, then step rate until XXXX, modified P&I $XXX.XX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Mod notes a New Prin Bal iao $XXX,XXX.XX, and that $XX,XXX.XX of that amount is deferred and no interest accruing, which should result in an Interest Bearing Prin Bal iao $XX,XXX.XX.  A review of prior pay histories in file confirms that the mod changes likely followed the language of the agreement, and did not take into account the error. The interest earning balance was reduced by $XX,XXX.XX in X/XXXX.  Seller data does not reflect a deferred balance.

FORECLOSURE: No FC activity found during review period.

BANKRUPTCY: No BK activity found during review period.

PROPERTY: Property is subject to deed restrictions that limit the number and amount of liens against it.

OTHER/MODIFICATION/LITIGATION:  Docs found in the file show that Servicer filed a foreclosure complaint in XXXX. Subsequently XXXX Township filed a counterclaim to restrain the FC action and seek other remedies. Subject property is included in an affordable housing program overseen by XXXX Township's Housing Authority and the original deed to the borrower dated in XXXX included restrictions such as encumbrances, sale prices and buyers all being subject to approval by the housing authority. Borrower was an approved purchaser in XXXX. The filing claims that the subject mortgage was obtained in violation of state and local laws and is therefore void. It states that the maximum allowable encumbrance would be XX% of the XXXX max resale price of $XX,XXX.XX - $XX,XXX.XX. The Township requested that the mortgage be modified to an amount equal to the allowable encumbrance and that if the property should go to sheriff's sale it could only be sold for that max resale price. Unable to locate any final order, court document or settlement related to this matter, however, changes to the interest earning balance in X/XXXX indicate the servicer attempted to comply with the restrictions. Unfortunately, when the deferred balance is considered, the loan again falls out of compliance with the restrictions.

433144434	XXXX 24M PHCH	CURR	05/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Litigation	BORROWER CONTACT: Servicer offered borrower a pre-approved X-month trial mod plan in X/XXXX, which borrower accepted. ATP called with mod questions in XX/XXXX, advised to contact attorney FC attorney. Trial plan was completed in X/XXXX, and mod docs were sent in X/XXXX. Executed documents were received in X/XXXX. Subsequent comments indicate the SRA was not returned with the executed mod, by borrower, and that counsel was not able to reach borrower, counsel directed servicer to process mod without the SRA. Borrower notified servicer of a payment misapplication in XX/XXXX, and verified the due date in XX/XXXX after the misapplication was corrected. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted. Mod backdated to XX/XXXX due to that being the end date of the trial plan.

FORECLOSURE: Timeline was not provided. Judgment was submitted to court X/XX/XXXX. Case was contested through an answer with affirmative defenses on X/XX/XXXX by third party to whom the subject property has been conveyed. Loss mit hold entered in X/XXXX. The litigation department XXXXked the contested matter resolved in X/XXXX. Case was dismissed in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

TITLE/LITIGATION: FC was delayed due to a cross complaint from a personal creditor of the borrower for another property, and also by current title owner filing motion to dismiss action. Cross plaintiff alleges borrower has conveyed title to the subject property to "hide" assets, due to cross plaintiff winning a $X.Xmm judgment against borrower. Borrower's response admits that the subject property was conveyed to a third party, as satisfaction of a debt owed. Mod was sent to borrower along with a Settlement and Release Agreement, which borrower has not returned. It is not known if the issues with cross plaintiff's were ever resolved, or what issue the SRA was intended to resolve.
433143188	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Other	BORROWER CONTACT: Borrower used a tax refund to reinstate in X/XXXX. Only contact with borrower was during phone payments; hardship had been ongoing for over a year. Borrower declined assistance in XX/XXXX. Borrower had an NSF payment in X/XXXX. Servicer approved a X-month repay plan in X/XXXX, which borrower accepted in X/XXXX. Borrower requested another repay plan in XX/XXXX after a missed payment the previous month. Servicer granted another plan. Last contact was a phone payment in X/XXXX. Repay plan failed in X/XXXX, borrower didn't make a payment.

REASON FOR DEFAULT: Reduced work hours

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

OTHER: Litigation counsel began handling an HOA issue in X/XXXX after an HOA notice was received in X/XXXX; details were not provided. Unable to determine whether issue was resolved.
433144238	XXXX 36M PHCH	BK11	05/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Other	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  No contact with borrower until X/XXXX, when borrower confirmed receipt of reinstatement funds. Sporadic contact in XXXX regarding the insurance funds and status of the repairs. Last contact was a repair status in X/XXXX.

REASON FOR DEFAULT: Not provided

MODIFICATION:BK MOD (CRAMDOWN), plan confirmed XX/XX/XXXX. First pay due XX/XX/XXXX, balance  was reduced to the POC amount of $XX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity was not stated. Per a BK Change request form in the file (Excel file Other BK Docs_XXX), on X/XX/XXXX servicer listed UPB at $XX,XXX.XX with IR of X% and a first pay due of XX/XX/XXXX with P&I of $XXX.XX and a maturity date of XX/XX/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX. Case terminated in XX/XXXX, but has remained in BK status as a closing order has not been entered.

PROPERTY: Owner occupied. Borrower filed an insurance claim for flood damage on DOL X/XX/XXXX. Loss draft iao $XX,XXX was released in X/XXXX, and draft iao $XX,XXX.XX was released in X/XXXX. Repairs were XX% completed in X/XXXX; borrower was waiting to complete foundation repairs. Servicer has since made monthly calls to determine repairs status; no response from borrower.

OTHER: Due date doesn't match the BK cramdown terms; due date was to be the XXth of each month, but servicer shows due date to be the Xst of each month.
433144707	XXXX 36M PHCH	CURR	03/28/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Other - Servicing	PAY HISTORY: XX payments made in the last XX months with X NSF in the last XX months. Last paid XX/XX/XXXX. Due date advanced without payment in XX/XXXX due to mod. Due date changes from XXth of the month to XXth of the month in XX/XXXX, reason unknown.

BORROWER CONTACT: No CH between XX/XX/XXXX and XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for mod as of XX/XX/XXXX, court approved as of XX/XX/XXXX, signed mod document received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested refund on payment that they stated was unauthorized, review of account showed only one payment was taken, no other details provided.

REASON FOR DEFAULT: No RFD provided.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: Appears loan was in active FC and on hold for BK at start of contact history, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. No other FC activity noted.

BANKRUPTCY: Appears loan was in active BK at start of contact history. BKXX filed in XXXX, discharged in XXXX. Case number not provided. No other BK activity noted.

PROPERTY: No property issues noted.

OTHER: Due date changed from XXth to the XXth when the loan transferred to current servicer; reason unknown.

433144544	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Other - Servicing	BORROWER CONTACT: Account is chronic delinquent for the last X years with little contact until foreclosure referral. Borrower remains in home and is only income. Account was performing from XXXXreinstatement until missed payment XXXX , current hardship due to reduced work hours. Borrower declined to pursue loss mitigation, last contact and most recent reinstatement X/XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: divorce, excessive obligations. XXXX RFD: income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures XX/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure XXXX , reinstated prior to first legal.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

OTHER: Mod initial rate is X% with P&I of $XXX.XX. Current seller data shows X% rate with P&I $XXX.XX.

433143099	XXXX 24M PHCH	CURR	06/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Other - Servicing	BORROWER CONTACT: Borrower accepted a blind mod with no trial plan or down payment required, mod docs not executed until XXXX . Loan is current post-mod with no borrower phone contact.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance. Mod was executed XX/XX/XXXX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

OTHER SERVICING: Comments XXXX XXXX say mod docs were not sent to borrower due to litigation. Task noted X/X/XXXX references a complaint about prior servicer's deliberate attempts to collect debts on a current account, no details provided about the source of these allegations and whether this is a current dispute or refers to prior litigation resolved through modification.

433145125	XXXX 36M PHCH	CURR	03/25/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Other - Servicing	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: No CH provided between XX/XX/XXXX and XX/XX/XXXX. HELOC loan with draw termination end date noted on XX/XX/XXXX as XX/XX/XXXX. Reinstatement reconciliation process noted in XX/XXXX, no other details provided. Borrower denied for in flight loss mit as of XX/XX/XXXX due to incomplete mod package. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to inform they paid taxes.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

OTHER: Due date changed from XXth of the month to the XXth of the month in XX/XXXX and from XXth to XXth of the month in XX/XXXX with no adjustment transaction in history, reason unknown.
433144763	XXXX 24M PHCH	DELQ	03/01/2021	02/01/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Other - Servicing	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/XXXX wanting to know why the payment had not posted yet and that the loan should not have been past due, borrower was advised that boarding was still in process. Borrower called in X/XXXX for payment dispute stating that her payments were not posting correctly, also shortage was not applied to escrow and monthly payment were not being applied. It appears that the payment corrections were completed in X/XXXX bringing the loan current; borrower fell behind on the loan shortly after. Pre-FC loss mit letter was sent in XX/XXXX; loan was brought current in X/XXXX. Notice of delinquency was sent on X/XX/XX. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is currently delinquent; last payment received was on X/X/XX.

REASON FOR DEFAULT: Payment dispute.

MODIFICATION: Non HAMP mod, first due XX/X/XXXX, modified balance $XX,XXX.XX at X.XX% I/O for five years then steps to fully amortized with final rate of X.XX% in XXXX for remaining term, P&I $XX.XX for five years, maturity date X/X/XXXX. Deferred amount of $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

OTHER SERVICING: Seller data for P&I does NOT match what is being posted monthly. Since X/XXXX servicer has never collected the monthly P&I shown in the data. Servicer was collecting I/O until X/XXXX then in X/XXXX the payment increased to around $XX.XX (fluctuates monthly) and includes P&I. Comments provide no explanation for this deviation from the mod terms. No mention that the loan was modified again. For a number of months the payments weren't being posted at all, although borrower was making the payments they went to suspense, no comprehensible explanation. Borrower had payment disputes.
433145138	XXXX 36M PHCH	CURR	04/25/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Other - Servicing	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Varying amounts of principal curtailment payments made with most payments.

BORROWER CONTACT: No CH between XX/XX/XXXX and XX/XX/XXXX. HELOC loan with termination of draw period noted on XX/XX/XXXX as XX/XX/XXXX. Reinstatement reconciliation process noted on XX/XXXX. Reinstatement quote provided on XX/XX/XXXX. Unable to verify how loan was brought current due to missing contact history. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower informed of total amount due, borrower upset about NOI and that auto pay was stopped and wanted to continue with auto pay. Borrower was advised that they needed to be current to be able to utilized autopay. Borrower noted they were never notified  of account status, review of contact history showed multiple attempts were made to contact borrower.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: Loan referred to FC as of XX/XX/XXXX, first legal action completed on XX/XX/XXXX. No FC activity noted as of XX/XXXX, unable to determine remainder of FC events due to gap in contact history. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

OTHER: Due date changed from XXth of the month to the XXth of the month in XX/XXXX with no adjustment transaction in history, reason unknown.
433143330	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	Yes	XXXX	XXXX	MI	XXXX	Other - Servicing	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Loan has been XXXX in XX months. Borrower is deceased (based on the borrower name including 'estate'). Date of death is unknown but letters dated in XXXX are addressed to the estate. In X/XXXX, when loan was XX days late, someone (UTP) contacted the servicer to confirm payment was received but hung up before info was captured. No other contact since then and the loan has been current since then. No death certificate or docs found in file to show successor in interest.

REASON FOR DEFAULT:  Death of borrower

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for remaining term, modified P&I $XXX.XX, matures XX/X/XXXX. Loan being serviced with P&I of $XXX.XX which is the original P&I based on maturity date of XX/X/XXXX. Rate was temporarily reduced to X% for XX months in XX/XXXX, followed by X.XX% for three months, then returned back to the original note terms, with the extended maturity.  Current payment seems high when the extended maturity is taken into consideration.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Unknown occupancy since borrower deceased

SERVICING: See MODIFICATION notes regarding a contradiction in servicing terms versus documents.
433145194	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Other - Servicing	BORROWER CONTACT: Account remained chronic delinquent post-mod, XXXX hardship due to borrower illness and income curtailment. Borrower makes contact occasionally for payments, financials and loss mitigation not discussed. XXXX assistance requested XXXXdue to work furlough, forbearance approved through XXXX XXXX. Borrower reinstated XXXX XXXX and remains current, last contact X/X/XXXX.

REASON FOR DEFAULT: XXXX RFD: borrower illness. XXXX RFD: income curtailment due to injury from fall

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

OTHER-SERVICING: Prior servicer pay history ends X/X/XXXX with next due of X/X/XXXX. Boarded with current servicer on X/XX/XXXX due for X/X/XXXX. Unable to determine from prior servicer history if there was an NSF prior to transfer. Prior CH ends X/XX/XXXX.
433143999	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Other - Servicing	BORROWER CONTACT: Borrower paid late multiple times on a long-term repay plan throughout XXXX, hardship due to excessive obligations for child's college tuition. Servicer continued to reset plan and solicit payments, and loan full reinstated XXXX . primary borrower is deceased XXXX ; coborrower has been primary contact on account last X years and does not indicate that this has caused hardship. She is employed and working from home, last contact X/X/XXXX.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: Per seller loan was modified XX/X/XXXX; unable to confirm that loan was modified. Deferral dated XX/XX/XXXX for the XX/X/XXXX payment. Original Note is ARM, and billing statements show the rate has been changing - X.XX% in XXXX, X.XX% in XXXX, X.XXX% in XXXX, X.XXX% in XXXX and X.XX% currently. However, the Note has rate floor of X.XXX%. Maturity date is unchanged.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

SERVICING: ARM loan with rate floor of X.XXX%, being serviced at X.XX% with no modification confirmed.

433145265	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Other - Title Critical	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins XX/X/XXXX.  Limited contact noted with borrower. Borrower requested online assistance X/X/XXXX.  Borrower requested copy of original loan docs XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX. $XXX,XXX.XX permanently forgiven at the time of agreement.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

TITLE: Subject mortgage not found review: Per servicing file subject mortgage is CEMA consolidating a XXXX mortgage originated the same day and a prior XXXX mortgage. However, a recorded copy of the subject mortgage is not in the servicer file, and the TPOL insures the mortgage as "to be recorded". The title report did not locate the subject or prior XXXX mortgage. It does reflect a prior XXXX mortgage not included in the consolidation and the XXXX mortgage included in the consolidation and originated the same day as the subject.

433143392	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Other - Title Critical	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower was put on a repayment plan due to fraud committed against him with theft from his account. Most recent reason for default was temporary unemployed as a bus driver but was able to keep the loan from becoming XX days delinquent.

REASON FOR DEFAULT: The last reason for default was fraud and theft from bank account. The repayment was successfully completed in XX/XXXX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: A loss draft iao $X,XXX.XX dated XX/XX/XXXX is in process as well as the repairs. No additional information provided.

TITLE: Property went to tax sale in XXXX for XXXX unpaid taxes and sold Xrd party. Tax deed to third party recorded in XXXX.

433144310	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Other - Title Critical	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower promising to make a payment. The borrower lost their job and the new employment was at less pay. The loan was in foreclosure and was stopped upon the completion of the Mod. Minimal contact with the borrower

REASON FOR DEFAULT: The reason for default was temporary unemployment and a curtailment of income.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No active FC activity found. The loan was previously in foreclosure that was stopped upon completion of the Mod.

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

TITLE ISSUES: The servicer data notes there is an unknown Title Issue that is to be resolved at judgment. The title report shows the subject mortgage is not recorded: Seller data tape and TPOL reflect mortgage dated XXXX for $XXXk. This mortgage is not showing as recorded on the title report. There is an unsigned XXXX in the seller docs that matches this date/amount, and it states it is consolidating a mortgage with the same date for $XXk. The recorded mortgage in the servicing file is for $XXk, and the Mod in the servicing file modifies the $XXk mortgage. TPOL has no recording info for $XXXk mortgage.

433143158	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX repayment plan approved in XX/XXXX. Last contact on XX/XX/XXXX, borrower called to get XXXX information.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX at X% , modified P&I $XXX.XX, maturity date not listed on the mod.  Deferred balance iao $X.  Forgiven amount of $XXX,XXX.XX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner-occupied per notes on XX/XX/XXXX.

LITIGATION: Borrower stated there was litigation on the account per notes on XX/XX/XXXX.  Per notes on XX/XX/XXXX, litigation is for city violations not with the servicer. Violation due to basement unit.

433143948	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: X/XXXX Borrower is working with loss mit, a repayment plan is approved. X/XXXX Plan is completed. X/XXXX Borrower reports that they were impacted by XXXX-XX, no loss mit assistance is noted. Recent contact with borrower is limited to payment arrangements. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Temporary out of work. X/XXXX Curtailment of income due to pandemic.

MODIFICATION: N/A

FORECLOSURE: Account is in FC when the history starts in X/XXXX. Reinstated in X/XXXX via a repayment plan.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145259	XXXX 36M PHCH	CURR	05/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins XX/X/XXXX.  No direct borrower contact noted.  Borrower is paid as agreed.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144931	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Last contact X/XX/XXXX borrower and servicer completed the welcome call, nothing further discussed.

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143644	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Appears borrower was in midst of trail mod at start of contact history, final mod approved and sent to borrower as of XX/XX/XXXX, signed mod docs received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about loan forgiveness since remaining unpaid principal balance was higher than value of property. Borrower spoke of option that was presented to her by agent at time of mod, was advised no notes on file regarding offer and to send copy of e-mails notating offer, no other details provided.

REASON FOR DEFAULT: Family death.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history, FC closed as of XX/XX/XXXX, motion to dismiss FC filed on XX/XX/XXXXX, motion granted on XX/XX/XXXX, no other details provided. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144915	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No CH prior to XX/XXXX. No loss mit activity noted. Credit dispute noted on XX/XX/XXXX, reporting noted as accurate as of XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower inquired why credit report was not updated and inquired about details of late fee, no other details provided.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X.XXX%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143461	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Account is performing for the last X years with occasional borrower contact for general escrow and account inquiries. Last contact X/X/XXXX.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144690	XXXX 24M PHCH	CURR	04/19/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make the monthly payments in XXXX but was able to bring the loan current. Minimal contact is noted; welcome call was completed on X/XX/XX, borrower was advised of workout options; borrower stated RFD due to illness. Pre-FC loss mit letters have been sent, no response received from borrower. Loan has remained current since X/XXXX.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.XX% for X years, modified P&I $XXX (IO), matures unspecified/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.

433144351	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX with Successor in Interest, requested that the servicer quit maintaining the property and stated he would do it. Successor in Interest reinstated the loan and is the one currently making the payments.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, death of the borrower.

MODIFICATION: NA

FORECLOSURE: Comment start with the loan in FC, closed and billed in XX/XXXX due to reinstatement.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Vacant since XX/XXXX.

433143700	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in regarding switching insurance companies and they did not have the correct mortgagee clause and said would send in proof of insurance. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143120	XXXX 36M PHCH	CURR	07/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Variances in P&I due to varying amounts of principal curtailment payments.

BORROWER CONTACT: No loss mit activity noted. No contact noted.

REASON FOR DEFAULT:  No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX.  Mod includes deferred balance iao $XXX,XXX of which $X is eligible for forgiveness based on borrower performance. In XXXX, the deferred balance was forgiven.  As such, it has been removed from the Mod data.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Loan was in active BK at start of contact history, BKXX filed in XXXX, discharged in XXXX. Exact filing date not provided. No other BK activity noted.

PROPERTY: No property issues noted.

433143128	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin with borrower paying per repayment plan. Last contact on XX/XX/XXXX, borrower provided the name of his homeowner's insurance company name.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, unemployment.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.  Owner occupied per notes on XX/XX/XXXX.

433144266	XXXX 36M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: No CH prior to XX/XXXX. Mod from prior Servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower indicated insurance premium was updated but Servicer sent both old and new premiums. Borrower also stated that she received a refund form insurance company for difference in premiums, was advised to return refund to escrow.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144025	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested a modification in XX/XXXX and stated if the loan could not be modified she would need to file BK. Stip to mod approved on XX/XX/XXXX. Servicer advised the borrower that even though the borrowers are going thru a divorce, the co-borrower would need to sign the modification or that she could re-apply once divorce is finalized. Plan completed and mod processed in XX/XXXX. Borrower advised in XX/XXXX that the servicer could not offer a refinance. Credit dispute received in XX/XXXX; servicer notes that reporting was accurate. Last contact on XX/XX/XXXX, payment by phone processed.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, curtailment of income.  RFD as of XX/XX/XXXX, divorce.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE:  FC closed and billed in XX/XXXX due to modification. Referral date is unknown.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.  Owner occupied per notes on XX/XX/XXXX.

433144672	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Appears loan was in active loss mit review at start of contact history and was missing docs, review closed as of XX/XX/XXXX due to incomplete package and missing docs. Borrower requested X month repayment plan as of XX/XX/XXXX. Borrower was approved for repayment plan as of XX/XX/XXX, plan cancelled as of XX/XX/XXXX due to non-performance. Borrower inquired about XXXX-XX assistance in n XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised due to partial claim regarding use of her land for road construction by city, the account was moved to loss mit department.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: Loan referred to FC as of XX/XX/XXXX, placed on hold for title issues as of XX/XX/XXXX, FC closed as of XX/XX/XXXX due to reinstatement. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Title issue noted in XX/XXXX, legal description error noted on XX/XX/XXXX, claim was to be filed by Attorney as of XX/XX/XXXX, no other details provided. Current status of issue not provided.
433144308	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  A modification was completed in X/XXXX. History starts in X/XXXX, when borrower requested assistance with the website. No contact again until borrower was interested in a refinance in X/XXXX, and borrower confirmed payment receipt in XX/XXXX. No other contact with borrower.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144207	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	Yes	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called in with questions about signing the modification agreement and said would send in that day. The borrower is deceased. The loan modification was completed in X/XXXX and the loan has remained current since that time. The third party appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143424	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Account was XXXX delinquent after multiple NSF returns in late XXXX, hardship due to work slowdown. Borrower declined to provide financials or apply for loss mitigation, and has remained current since reinstatement XXXX . Last contact X/XX/XXXX insurance premium inquiry.

REASON FOR DEFAULT: Income curtailment, excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145014	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to marital problems/child support. Borrower called X/XX/XXXX to bring loan current. Borrower inquired X/XX/XXXX how to setup ACH payments. Borrower called to make payment XX/X/XXXX and again XX/XX/XXXX. Borrower inquired about delinquency letter XX/XX/XXXX. Borrower stated X/XX/XXXX thought payments were on ACH. Xrd party requested payoff XX/XX/XXXX. Last contact XX/XX/XXXX again requesting payoff.

REASON FOR DEFAULT: Divorce.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144837	XXXX 36M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Servicer notes a preapproved MOD was sent X/XX/XXXX, borrower accepted the offer.  STIP plan was completed and loan modified in X/XXXX.  Last contact X/X/XXXX borrower wanted to know amount of taxes there were paid prior year, servicer provided the information.

REASON FOR DEFAULT: Income reduction

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: Loan was active in FC, date referred unknown.  FC canceled XX/XX/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144218	XXXX 24M PHCH	BK13	04/01/2021	03/06/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior loan mods noted in XXXX, XXXX and XXXX. Borrower filed CHXX BK in XXXX and case remains active. Unable to verify reason for BK filing as borrower was current on loan. Servicer has had limited contact with the borrower over the last X years with last contact X/XX/XXXX regarding payment. Loan is contractually due for the X/X/XXXX payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  Active CHXX BK file in XXXX.  Plan is XX months debtor paid.

PROPERTY: Property is owner occupied with no issues noted.
433145211	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower called to make payment XX/X/XXXX; stated hardship due to borrower illness. Servicer discussed delinquent water bill with borrower XX/XX/XXXX. Borrower scheduled payment XX/XX/XXXX for XX/XX/XXXX. Borrower reviewed meter bill with servicer XX/XX/XXXX. Borrower stated X/X/XXXX would return escrow refund check. Borrower again inquired about escrow overage X/X/XXXX. Borrower inquired X/XX/XXXX of last payment received. Borrower called to confirm loan escrowed X/XX/XXXX. Borrower called X/XX/XXXX to make payment. Last contact X/XX/XXXX borrower requested payment history.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes on XX/XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144561	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Web chat was received on X/X/XX, borrower inquired about the escrow check she received and was advised that it was an escrow overage. Borrower missed a few payments in XXXX but was able to make additional payments to keep the loan current. RFD is unknown. Last contact was on X/X/XX, borrower called in requesting assistance with online access.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XX% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144966	XXXX 36M PHCH	CURR	04/01/2021	02/27/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan boarded X/X/XXXX. Missing servicing comments from XX/XXXX to X/XXXX.

BORROWER CONTACT: X/XX/XXXX borrower called about XXXX relief, work affected.   Borrower never applied for relief.   Borrower makes payments in the month due, but after the grace period due to when SSN is received.

REASON FOR DEFAULT: Only RFD was XXXX.

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: Loss draft open for wind damage as of X/XX/XXXX.  X/XX/XXXX servicer had all documents to process claim.   Comments state claim over $XX,XXX.XX, but can not determine total amount.  As of XX/X/XXXX repairs in progress and no information percentage completed or what type of repairs.

433145209	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins XX/X/XXXX.  Limited contact noted with borrower.  Borrower requested assistance in making payment XX/XX/XXXX.  Borrower requested copy of statement X/X/XXXX.  Borrower disputed X/XX/XXXX property located in flood zone.  No recent contact noted borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.]

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes XX/XX/XXXX BK discharge; details of filing not provided.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144890	XXXX 24M PHCH	CURR	04/22/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan in XX/XXXX but was able to bring the loan current the following month. RFD is unknown. Minimal contact is noted; borrower disputed the late fee charges in X/XXXX, late fee was waived on XX/X/XX. Loan is current.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX at X.XXX% for XX years, modified P&I $, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Discharged BKXX, filed XXXX, unable to determine discharge date.

PROPERTY: No property issues found.

433143892	XXXX 36M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Payment amount has changed X times.

BORROWER CONTACT: X/XX/XXXX borrower stated on repayment plan with prior servicer, making X payments a month until current.  Initial delinquency appears to be service transfer related.   X/XX/XXXX RFD was does not get paid until the XXth of the month.  Borrower always pays after the XXth.  Lots of communication with the borrower, but it all relates to payments being made after the grace period, which the borrower does every month.

REASON FOR DEFAULT:   Borrower does not get paid until the XXth of the month.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144034	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Mod was processed in X/XXXX. Borrower stated in X/XXXX that RFD was due to A/C repair. Pre-Fc loss mit letter was sent on XX/XX/XX, borrower stated on XX/XX/XX that RFD was due to excessive obligations/death in the family, also advised that she sent out application for assistance. Credit reporting dispute was received in X/XXXX, borrower was disputing ownership of the loan, SSN was verified, borrower also wanted to know why the payment was not taken from her account and was advised payment was returned due to incorrect account #. Last contact was on XX/XX/XX, credit reporting dispute was received; borrower was advised after review of account history that credit reporting was accurate. Loan is current.

REASON FOR DEFAULT: Death of a family member, excessive obligations, A/C repair.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan was in BKXX when history began in XXXX, filing date not available. Relief granted X/XX/XXXX. Case reinstated X/XX/XXXX. BKXX was dismissed in XXXX.

PROPERTY: No property issues found.

433143624	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XXXX XXXX with a mod application in process, details not provided about income curtailment and financials are not noted. X-month trial plan approved XXXX -XXXXwith $XXK down payment. Trial was paid timely and account remains current post-mod, last contact X/X/XXXX to confirm ACH enrollment.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX, sale set for XXXXpostponed to XXXX XXXX for loss mitigation and dismissed due to modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144919	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive throughout XXXX delinquency until making contact X/X/XXXX to reinstate X payments. Hardship was due to unemployment, he is now back to work. Account remains current with no further contact since XX/XX/XXXX.

REASON FOR DEFAULT: Unemployment

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144893	XXXX 24M PHCH	CURR	04/16/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower stating she had surgery and has not gone back to work at this time, resulting in a reduction of income. The borrower was able to bring the loan current without any Assistance. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was illness of borrower and reduced income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% forXX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: There were no condition found

433143508	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower requesting a copy of the deed and checking the maturity date. The borrower suffered a reduction of income but was able to bring the loan current without any Assistance. Minimal contact with the borrower was notated over the last XX months.

REASON FOR DEFAULT: The reason for default was reduction of income.

MODIFICATION: N/A

FORECLOSURE: No recent FC activity found

BANKRUPTCY: No current BK activity found

PROPERTY: No property issues found

433144493	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is making payments under a stip agreement. X/XXXX A final mod is completed. Since the mod the account has been kept current with no significant activity noted. The most recent contact was on X/XX/XXXX with escrow being discussed.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX, reinstated via a mod in X/XXXX

BANKRUPTCY: No BK activity found.

PROPERTY: XX/X/XXX An insurance claim check IAO $XX,XXX is received for water damages that occurred on X/XX/XXXX. Claim is unmonitored and funds are endorsed and released.

433144287	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and agreed to make a payment over the phone. No further contact with the borrower and the loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143663	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to illness of wife. Borrower stated XX/XX/XXXX wife was hospitalized. Xrd party requested payoff XX/XX/XXXX. Xrd party requested reinstatement XX/X/XXXX. Loan was reinstated X/X/XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan referred for FC X/XX/XXXX.  Complaint filed X/XX/XXXX.  Service completed X/X/XXXX.  Court delay noted XX/XX/XXXX.  FC action closed/billed X/X/XXXX due to reinstatement.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143731	XXXX 24M PHCH	BK13	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring performing BK plan with no legal or collections activity in the last X years. Last contact XX/X/XXXX for phone payment, borrower continues to pay online or through automated system

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, XX-month amended plan confirmed XXXX  XXXX with no arrears.

PROPERTY: Property is owner occupied. No property issues noted.

433143192	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive after XXXXNSF return until repay plan accepted XXXX . Hardship was due to excessive obligations when spouse was out of work for medical issues. Arrears were fully cured XXXX and account remains current, last contact X/XX/XXXX for assistance with online payment processing.

REASON FOR DEFAULT: Family medical, excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity not specified, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144080	XXXX 36M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Modification boarded in X/XXXX rolling due date from X/X/XXXX to X/X/XXXX.

BORROWER CONTACT: X/XX/XXXX borrower stated made a payment and promised another in a week and a half.  X/X/XXXX borrower called with general questions.   X/XX/XXXX borrower stated payment would be made prior to grace period going forward, had a temporary financial issue.  Borrower has continued to make payments after the grace period, but in the month due.

REASON FOR DEFAULT: Borrower has paid in the month due, but after the grace period.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX due at maturity.   Modification signed after first due date.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143337	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. File was referred to FC in X/XXXX. RFD is unknown. Borrowers were approved for a X month repayment plan in X/XXXX; FC file placed on hold. Trial plan was completed and loan was modified effective X/X/XX; FC stopped. Co-borrower called X/XXXX stating that they made the XXXX payment in XXXX but was not getting credit for it and was advised that the funds were applied to escrow. Co-borrower requested for the funds to be reversed and applied to XXXX due date. Corrections were completed in X/XXXX. Last contact was on X/X/XX, co-borrower was advised that the mod changes had been completed. Loan is current.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was referred to FC in X/XXXX. FC stopped in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145295	XXXX 24M PHCH	CURR	04/26/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, illness in the family.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433143958	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed a X-month trial plan XXXX , hardship due to borrower illness. Mod closing was delayed due to notary errors and non-obligor signatures needed; borrower made timely payments throughout delay and remains current post-mod with little contact. Hardship code updated to marital difficulties XXXX XXXX. Last contact X/XX/XXXX insurance claim inquiry.

REASON FOR DEFAULT: Borrower illness, marital difficulties

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance. executed XX/XX/XX

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Claim file opened XXXXfor wind damage DOL XXXX XXXX, estimated loss $XXXX. Proceeds are not yet received.

433144223	XXXX 36M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Mod effective Aug XXXX was not booked until Oct XXXX.

BORROWER CONTACT: Comments begin June XXXX with borrower completion of a X-month trial approved by prior servicer, financials and hardship are not noted. Account is performing post-mod with frequent borrower contact regarding mod docs, refinance options, payment increase and other account questions.  Borrower requested pandemic options Mar XXXX but was denied due to reporting no impact to income. Borrower has filed multiple credit reporting disputes in July XXXX, Sep XXXX and Dec XXXX; each time the servicer has responded in writing that history has been researched and is accurate. Most recent response was sent to consumer affairs Jan XXXX. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness. Mod executed X/X/XXXX.

FORECLOSURE: Foreclosure complaint was filed Sep XXXX, service completed Nov XXXX, title is clear. Case was dismissed prior to judgment entry.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143088	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of account status and last payment made, borrower stated they would make payment on XX/XX/XXXX via bill pay.

REASON FOR DEFAULT: Car and home repairs and curtailment of income.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X.X%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Appears loan was in active BK at start of contact history, BKXX filed in XXXX, discharged in XXXX. Filing date not provided. No other BK activity noted.

PROPERTY: No property issues noted.

433143301	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative. The loan has remained current for the past XX months and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to tenant not paying. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X % for XX years and X month, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144902	XXXX 36M PHCH	CURR	04/01/2021	03/06/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX

BORROWER CONTACT:  Borrower made a phone payment in X/XXXX, and declined payment assistance from prior servicer. Last contact with prior servicer was a phone payment in X/XXXX. Loan transferred servicing in X/XXXX; welcome call completed. Borrower verified payment receipt in X/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter X filed in XXXX, discharged in X/XXXX.

PROPERTY: Owner occupied
433143702	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower missed the X/XXXX payment due to car repairs, then maintained a rolling delinquency until a double payment reinstated the account in X/XXXX. Borrower made monthly phone payments between X/XXXX and XX/XXXX. No further contact. Subsequent payments were made through the IVR system through mid-XXXX, then borrower began paying through the website.

REASON FOR DEFAULT: Car repairs

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144083	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Servicer notes borrower on repayment plan at start of history; terms not provided. Borrower called to confirm payment X/X/XXXX. Borrower confirmed next due date X/XX/XXXX. Borrower called X/XX/XXXX to confirm payments current. Borrower called to confirm payment X/X/XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143440	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower accepted a pre-approved X-month trial starting XXXX XXXX, no hardship or financials provided. Trial was paid timely and account remains current post-mod with little ongoing contact. Last contact XX/XX/XXXX escrow inquiry.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Referred to foreclosure prior to XXXX  XXXX, placed on loss mit hold prior to first legal and closed after mod completion.

BANKRUPTCY: N/A

PROPERTY: Property is a second home per seller data. No property issues noted.

TITLE ISSUES: FC title work indicates legal description includes additional lands never owned by the borrower. Title claim was denied XXXX , no further action taken to cure.

433144375	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Loan has been current since XX/XXXX. Loan modified in X/XXXX with late payments in the first months after mod. RFD then was marital difficulties/divorce. All contact since then has been administrative. Loan remains current.

REASON FOR DEFAULT:  N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

Loan had been modified in X/XXXX at the same rate for XX years. In XXXX mod increased the UPB and extended it another XX months.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

433143973	XXXX 24M PHCH	CURR	04/01/2021	03/06/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Payments are being made under a repayment plan. X/XXXX Plan is kept. No other significant activity was found. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144570	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called regarding escrow refund, advised taxes decreased and went over information with borrower.

REASON FOR DEFAULT: Borrower illness and tax issue.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXK at X.XXX% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $X,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property damage due to storm noted on XX/XX/XXXX, no claim noted, no other details provided. No other property issues noted.

433144341	XXXX 36M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  No loss mit has been offered and no contact with borrower as loan kept current.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX.XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144163	XXXX 36M PHCH	CURR	04/01/2021	03/06/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Notes start in X/XXXX. Loan had been in foreclosure status but had a loss mit hold for a X-month trial mod plan. Borrower verified receipt of plan payments in X/XXXX, and servicer requested an insurance dec page in X/XXXX. Borrower verified receipt of mod agreement in XX/XXXX, and asked about the corporate advance balance in XX/XXXX. Borrower called about insurance coverage in X/XXXX after receiving a letter; servicer confirmed insurance was current. Borrower requested a website password reset in X/XXXX, and made a phone payment in X/XXXX. Borrower made phone payments in XX/XXXX and in X/XXXX after having issues with the website.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Borrower executed the modification after the modified first payment due date.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144283	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX A repayment plan is set up. XX/XXXX Plan is broken. No other recent loss mit assistance was noted. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. XX/XXXX Work is slow.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144743	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MT	XXXX	Reinstatement 1	BORROWER CONTACT: Contact with borrowers has been limited to payment arrangements and RFDs. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Excessive obligations. XX/XXXX Excessive obligations.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145033	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  Last contact on X/X/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP/HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143899	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Per notes on X/XXXX one of the borrowers is deceased. XX/XXXX Account is being skip-traced. No recent significant activity was noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Death of borrower.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144319	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Servicer received a complete loss mit packet on X/X/XXXX, Servicer set up a X month STIP plan with payments of $X,XXX starting XX/X/XXXX.  Plan was completed and loan modified in X/XXXX; borrower financially qualified.  Last contact XX/X/XXXX borrower and servicer discussed online access.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: Loan was active in FC, date referred is noted as X/X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Servicer was notified X/XX/XXXX of property damage, date of loss XX/XX/XXXX due to wind/hail. Servicer notes that $XX,XXX was deposited into restricted escrow on X/X/XXXX, funds came from prior servicer. Servicer disbursed funds on X/XX/XXXX for $X,XXX, on XX/XX/XXXX for $XX,XXX.XX, on XX/XX/XXXX for $XX,XXX.XX, on X/XX/XXXX for $XX,XXX and on X/X/XXXX for $X,XXX.XX. Claim closed X/XX/XXXX as all work at XXX% completed. Comments on X/XX/XXXX indicate the contractor called in stating funds disbursed do not match hazard claim check, servicer notes funds match and have been disbursed.
433145077	XXXX 36M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Borrower called to make payment X/X/XXXX.  Borrower made promise-to-pay X/XX/XXXX.  Borrower stated XX/X/XXXX funds were on hold with bank.  Borrower called XX/XX/XXXX to cancel payment.  No recent contact noted with borrower.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143778	XXXX 24M PHCH	CURR	04/15/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: No workout has been offered over per comments. Borrower on X/XX/XXXX called in upset, borrower has multiple loans and is claiming that servicer is paying all hazard insurance payments out of this loans escrow account. Servicer advised borrower to contact their insurance company first then call back.

REASON FOR DEFAULT: Unknown

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: Borrower was active in a BK XX, date filed unknown BK discharged XX/XX/XXXX.

PROPERTY: Possible disaster impact, no details regarding damage or repairs provided.

433144350	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Payments are being made under a stip agreement. X/XXXX A final mod is completed. Since the mod the account has been kept current with further significant activity noted. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Hospitalization.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX, reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143709	XXXX 36M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower was on an active repay plan in X/XXXX. Borrower had monthly contact during the plan, and reinstated the account in X/XXXX. Borrower made sporadic phone payments through X/XXXX. No further contact.

REASON FOR DEFAULT: Borrower illness, surgery, was out of work

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied

433143160	XXXX 36M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Borrower pays at the end of each month.

BORROWER CONTACT:  Borrower made a phone payment in X/XXXX. Borrower accepted a X-month repay plan in X/XXXX, and made a phone payment in XX/XXXX. Borrower received a letter about standard FB options in X/XXXX; servicer sent the letter as borrower was paying at the end of each month. Borrower declined assistance. Borrower gave a promise to pay in X/XXXX and in XX/XXXX. No further contact.

REASON FOR DEFAULT: Borrower illness; medical equipment for knee surgery

MODIFICATION: STEP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143705	XXXX 36M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Loan was in default in early XXXX, FC had just been dismissed for lack of prosecution. Workout in process; borrower returned mod docs X/XX/XXXX, servicer processed the mod in X/XXXX and posted the first four payments, although first due date was X/X/XXXX. Borrower has been current since X/XXXX. No contact with borrower is documented since XXXX.

REASON FOR DEFAULT:  N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount. Mod was signed X/X/XXXX but first due was X/X/XXXX.

FORECLOSURE:  Loan was in FC prior to mod in X/XXXX, no details.

BANKRUPTCY:  No BK activity

PROPERTY:  Inspections show owner occupied. Property in FEMA disaster area in X/XXXX. No indication property was impacted.

433144318	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Six month stip to mod approved in XX/XXXX. Plan completed and mod processed in XX/XXXX. Very little contact with the borrower. Last contact on X/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: FC closed and billed in XX/XXXX.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

433144117	XXXX 36M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date was rolled forward in X/XXXX.

BORROWER CONTACT: X/XXXX A mod is completed, no RFD is given. No further loss mit activity is noted. XX/XX/XXXX with delinquent county taxes and escrow being discussed. The most recent contact was on XX/XX/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: Account was referred to FC in X/XXXX. Reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144296	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  Borrower on XX/X/XXXX stated they received a MOD offer via email, servicer advised possible scam as they have not offered loss mit.  Nothing further discussed. Loan was modified in X/XXXX, unable to determine details of STIP plan or if borrower financially qualified.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Possible disaster impact, no details regarding damage or repairs provided.

433143092	XXXX 24M PHCH	CURR	05/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior CHXX BK filed in XXXX and discharged in XXXX. Borrower executed a loan mod effective X/X/XXXX. Servicer has had no contact with the borrower over the last X years due to the BK and no contact attempts. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT: Unknown

MODIFICATION: BK MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted

BANKRUPTCY:  Prior CHXX BK filed in XXXX and discharged in XXXX.

PROPERTY: Property is owner occupied with no issues noted.

433144413	XXXX 36M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/XX/XXXX.  Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments.   Servicer notes Mod workout processed X/XX/XXXX; details of workout not provided. Xrd party called to stop payment X/XX/XXXX.  Borrower inquired about payment increase X/XX/XXXX; cannot afford payment. Xrd party inquired about insurance premium X/X/XXXX; would shop for lower premium.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433145250	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal curtailment payment of $X.XX made in XX/XXXX.

BORROWER CONTACT: No CH provided between XX/XX/XXXX and XX/XX/XXXX. Borrower noted as divorced with divorce decree on file as of XX/XX/XXXX, no other details provided. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted on XX/XX/XXXX, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
433144107	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: X/XXXX A one month repayment plan is set up. No other loss mit activity noted. Fairly regular notes follow with borrower making payment arrangements. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the account was previously discharged from BK XX from XXXX (no details provided).

PROPERTY: X/X/XXXX A claim check IAO $XXXX is received for water damages that occurred on X/XX/XXXX. X/X/XXXX Claim is unmonitored, funds are endorsed. X/XXXX notes mention insurance company did not receive proof of roof repairs from borrower, and have not been able to reach them.

433145229	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last X years except for XXXX due to missed payment XXXX . Borrower cured at last contact XX/XX/XXXX, no hardship provided.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143933	XXXX 24M PHCH	CURR	04/17/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Account is being reviewed for a mod. X/XXXX A stip to mod is approved. XX/XXXX A permanent mod is implemented. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Account is approved for additional XXXX FB, but borrower declines assistance. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Disability. X/XXXX XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at a fixed X.X%, modified P&I $X,XXX, matures X/XX/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: FC is active when the history starts in X/XXXX. X/XXXX FC is being contested. Account is reinstated via a mod in XX/XXXX. As of XX/X/XXXX Motion to dismiss FC is still pending due to court delays.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144750	XXXX 24M PHCH	CURR	04/19/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact, borrower not returning calls. No workouts offered.

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP/NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144036	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Borrower is discharged from BK in X/XXXX. Since the discharged, the account has been kept current with no significant activity noted. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures XX/X/XXXX. $XX,XXX of the modified UPB has been deferred. $XX,XXX of the deferred amount is eligible for permanent forgiveness on the first, second, and third anniversary of X/X/XXXX in equal one-third portions provided the borrower is in good standing

FORECLOSURE: FC was closed in X/XXXX (referral date not provided).

BANKRUPTCY: BK is active when the history starts in X/XXXX, discharged X/XX/XXXX.

PROPERTY: No property issues found.

433144354	XXXX 24M PHCH	CURR	05/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on a X-month trial mod plan at note start in X/XXXX. Borrower made a phone payment in X/XXXX, and verified the plan status. Modification was completed in X/XXXX. Borrower requested a credit report validation in X/XXXX, and asked about refinancing in XX/XXXX. Borrower requested a payoff quote in XX/XXXX, and asked servicer about the deferred balance. Last contact in X/XXXX was a verification of the deferred balance amount.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144241	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated X payments XXXX XXXX, hardship was due to government shutdown and delays in paycheck. Borrower declined to provide updated circumstances regarding XXXX in XXXX and remains current since reinstatement XXXXwith little ongoing contact. Last contact X/X/XXXX phone payment.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/XXXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143340	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested a reinstatement quote in XX/XXXX, but accepted a repay plan offer later that month. Loan reinstated in XX/XXXX and has since remained current. Borrower reported a XXXX impact in X/XXXX, and servicer approved a X-month FB plan and X months of credit suppression. In X/XXXX borrower confirmed the receipt of government assistance and made a phone payment. Borrower had reduced work hours due to XXXX in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: XXXX-Father is an illegal alien, borrower had to pay for his trip home. XXXX-XXXX impact, borrower not working

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. Mod was executed after the effective date; unable to determine why.

FORECLOSURE: Referred X/XX/XXXX, dockets filed and service completed XX/X/XXXX. Placed on loss mit hold in XX/XXXX, case was dismissed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145287	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to inquire about the amount owed and said would be sending a payment by mail. The borrower appears to be cooperative and the loan has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a discharged chapter XX bankruptcy. Unable to confirm filing and discharge dates. No further BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of existing damage or ongoing repairs.
433144365	XXXX 36M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Loan was in active FC in X/XXXX. Workout also in process, in flight mod approved, signed mod forwarded by prior servicer, and completed in X/XXXX with first due X/X/XXXX. Mod payments for X/XXXX and X/XXXX were put in suspense and all posted in X/XXXX. Loan has been current since mod processed in X/XXXX. There has been no contact with the borrower since X/XXXX since loan has been current.

REASON FOR DEFAULT:  N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount. Mod payments were put in suspense in X/XXXX and X/XXXX, all posted in X/XXXX.

FORECLOSURE:  Active FC in early XXXX but mod completed in X/XXXX, FC action cancelled.

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

433143860	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower getting assistance in logging in to the web site. The borrower had a car accident and was injured and was placed on medical leave for the last default. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was due to borrower illness.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX,  Step X at X.XXX%, for XX years P&I $X,XXX.XX matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433143820	XXXX 36M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  A modification was effective in X/XXXX. Borrower made monthly payments since X/XXXX that were applied to suspense. Borrower was advised that the original mod was rejected for incorrect information, and new docs were sent in X/XXXX. The modification was applied to the system in X/XXXX, but payments were only effective dated to X/XXXX, despite payments received in X/XXXX and in X/XXXX. Borrower made monthly phone payments between X/XXXX and XX/XXXX. Only contact since then was in X/XXXX when borrower made a phone payment. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted. Borrower executed the modification more than a month after the modified first payment due date.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144706	XXXX 36M PHCH	CURR	05/03/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Loan has been current for XX months. Only contact with borrower has been administrative.

REASON FOR DEFAULT:  N/A

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred amount of $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:   Owner occupied

433143403	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX; repayment plan was cancelled on X/XX/XX due to non-performance. File was referred to FC in X/XXXX. RFD due to borrower was unemployed has a new job but less income. Mod review was initiated in X/XXXX. Borrower was approved for stip plans in X/XXXX but failed to perform on the plans. Borrower called in XX/XXXX indicating RFD due to excessive obligation, wanted to make half of XXXX stip payment and was advised unable to accept the funds. Reinstatement quote was requested in XX/XXXX. Loan reinstated in X/XXXX; FC file closed. Last contact was in X/XXXX, borrower submitted credit reporting dispute disputing the ownership of the loan; SSN was verified. Loan is current.

REASON FOR DEFAULT: Income reduction, excessive obligation, unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was referred to FC in X/XXXX. FC stopped in X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144059	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: No recent contact. Last borrower contact was noted on X/X/XXXX when borrower needed assistance with online log in.

REASON FOR DEFAULT: No payment default in the past year. Last RFD was noted on X/XX/XXXX as forgot online account access so payment was made late.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XXX% for XX years, modified P&I $XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.

433144300	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX A stip to mod has been approved. X/XXXX A final mod is implemented. Fairly regular contact follows with borrower making payments. The most recent contact was on X/XX/XXXX to make a payment by phone.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when history starts in X/XXXX, it is on hold due to BK. Reinstated via a mod in X/XXXX.

BANKRUPTCY: BK is active when the history starts in X/XXXX (filing date not provided). X/XX/XXXX BK is dismissed.

PROPERTY: No property issues found.

433144213	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: When comments begin servicer was reviewing for modification, unable to determine when workout was received. Servicer notes receipt of signed MOD on X/XX/XXXX and loan modified X/X/XXXX. Last contact X/XX/XXXX servicer advised borrower that the XXXX was already mailed, nothing further discussed.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: There was an active FC prior to MOD, unable to determine when referred; FC closed X/XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Possible disaster impact, no details regarding damage or repairs provided.

TITLE ISSUES:  Comments indicate title issue, details of issue not noted; issue resolved as of X/X/XXXX per comments.

LITIGATION: As of X/XX/XXXX comments indicate litigation appears answer with discovery filed in FC action, date filed unknown. As of X/X/XXXX matter resolved.
433144448	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower other than making payments. Last contact was X/XX/XXXX as having trouble setting up payment on line.

REASON FOR DEFAULT: Borrower has never provided an RFD.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144811	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower asking about the increased payment. The previous reason for defaults (XXXX) were illness of borrower and extra expenses for children. The most recent XX/XXXX was the borrower was waiting on payment from a client.

REASON FOR DEFAULT: The latest reason for default was waiting on payment from client.

MODIFICATION: I/O TEMP EXPIRED, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX.  Deferred balance iao $XXX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433145099	XXXX 36M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  Last contact X/XX/XXXX borrower and servicer discussed the escrow account, borrower stated they were looking for new hazard insurance; unknown if borrower found insurance.

REASON FOR DEFAULT: NA

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143756	XXXX 24M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower called inquiring about escrow overage check. The check was mailed to borrower the next day. Loss Mit was last active X/XXXX when loan was modified from by weekly payments to monthly with Xst of the month due date change.

REASON FOR DEFAULT: No payment default in the past year. No prior RFD provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XXX% for XXX months, modified P&I $XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.

433143997	XXXX 36M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Account is performing since reinstatement of X payments April XXXX years with occasional account inquiry, no hardship is noted. Last contact X/XX/XXXX to ask about refinance options.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unknown. No property issues noted.

433143545	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to excessive obligations; medical bills. Hardship restated X/X/XXXX. Borrower advised of X payments X/XX/XXXX and loan would be reinstated by X/XX/XXXX. X-month repayment plan offered X/XX/XXXX. Borrower inquired about repayment plan amount X/X/XXXX. Borrower stated XX/XX/XXXX impacted by XXXX . Borrower stated X/XX/XXXX impacted by XXXX; hours cut. X-month repayment plan offered X/XX/XXXX. Borrower advised X/X/XXXX doesn't want FB. Borrower inquired about status of account X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143923	XXXX 36M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in regarding insurance claim checks that need to be endorsed and returned. The servicer discussed the information needed and how to send in the checks. The borrower appears to be cooperative. The loan has remained current and no further contact with the borrower. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: N/A..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is unknown. The borrower began calling about an insurance claim in XX/XXXX due to roof damage from wind/hail with a date of loss on X/X/XXXX. Claim checks totaling $XX,XXX.XX were received on XX/XX/XXXX. The claim was considered non-monitored and the checks were endorsed and released on XX/XX/XXXX. The notes do not confirm whether repairs have been completed.
433143601	XXXX 24M PHCH	CURR	03/25/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Repayment plan approved on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NON HAMP Fixed, first pay due XX/XX/XXXX, modified balance $XXX,XXX..XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.  Owner occupied per comments on X/XX/XXXX.

433143200	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact. Servicer has been consistently attempted to contact borrower monthly with no success. The last attempt was made on XX/XX/XXXX.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XXX% for XXX months, modified P&I $XXX, matures XX/X/XXXX. No Deferred balance however, $XX,XXX.XX in debt was permanently forgiven at time of modification.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/XX/XXXX indicated subject property was located in a XXXX  declared disaster area. Comments did not indicate subject property was effected by the disaster. Subject property was noted as owner occupied on XX/XX/XXXX. Current property condition is unknown.

433143939	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower advised XXXXthat he is self-employed, work is slow and some customers haven't paid him, unable to commit to a workout or provide proof of income. Account fully reinstated XXXX XXXX and remains current with little ongoing contact. Last contact X/XX/XXXX inquiry about balloon payment.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: Expired TEMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X months then a return to note terms, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure XXXX , title is clear, case dismissed prior to first legal.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per inspection result. No property issues noted.

433143318	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Mod requested in XX/XXXX. Stip to mod approved in XX/XXXX. Plan completed and mod processed in X/XXXX. Last contact on XX/XX/XXXX, borrower advised that the loan is current.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: Comments start with the loan in BK. BKXX filed in XXXX, exact filing date unknown, MFR granted in XX/XXXX.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433144337	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower calling in reference to their draft and to let the servicer know that they were putting a stop payment on the last payment. The borrower was in foreclosure prior to reinstating the loan in XX/XXXX with the foreclosure action dismissed. The borrower was seeking Assistance in late XXXX, but reinstated without and Assistance. The borrower had a previous Chapter X Bankruptcy that as discharged.

REASON FOR DEFAULT: The reason for default was curtailment of income.

MODIFICATION: The Mod/Recast Agreement was missing. A document reflected that the change in XXXX was a recast agreement but none found in loan file.

FORECLOSURE: No FC activity found

BANKRUPTCY: No current BK activity found, previous Chapter X Bankruptcy that was discharged.

PROPERTY: There were no condition found

433144949	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: No CH provided prior to XX/XXXX. Mod from prior servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. Credit dispute noted on XX/XX/XXXX, credit reporting noted as accurate as of XX/XX/XXXX. Credit dispute received on XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower advised of total amount due, stated difficult to send in payment on time since he receives his check one time a month.

REASON FOR DEFAULT: Borrower illness and curtailment of income.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144288	XXXX 36M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Comments begin June XXXX with borrower application for mod assistance, mod denied Jan XXXX due to incomplete documents. Borrower reinstated XX payments with funds from XXXK and account is performing for the last X years with no contact since X/X/XXXX insurance inquiry. Hardship is not noted.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance. Mod was executed X/XX/XXXX.

FORECLOSURE: Foreclosure initiated Sep XXXX, title is clear. Complaint filed Oct XXXX, service completed Nov XXXX. Borrower filed an answer but then reinstated prior to any mediation efforts and case was dismissed Mar XXXX.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower inquired about how to file a claim for unspecified damages X/X/XXXX, no further information provided about property condition or claim status.

433143932	XXXX 36M PHCH	CURR	05/08/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative. No further contact with the borrower and the loan has remained current with regular on-time payments. The borrower usually pays via the servicer's IVR. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: IR and P&I have not been modified from the original note. The maturity date has been extended from XX/X/XXXX to X/X/XXXX which may have been payment deferrals but none observed in the PH since X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK in review period. Servicer notes mention BK filing in X/XXXX, however determined it was not a match for the borrower.

PROPERTY: The property occupancy is unknown. No indication of existing damage or ongoing repairs.
433145112	XXXX 36M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX

BORROWER CONTACT:  A third party requested a change of address in XX/XXXX but didn't provide the required documents to show authorization on the account. No further contact with any party. Loan transferred servicing in X/XXXX. Borrower's grandson said he was the estate executor in X/XXXX, but servicer requested proof of court order before authorizing him on the account. Grandson submitted the appropriate documents in XX/XXXX, and verified document receipt in XX/XXXX. Grandson requested a successor-in-interest application in XX/XXXX. No further contact.

REASON FOR DEFAULT: Borrower death

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433143391	XXXX 24M PHCH	CURR	03/28/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified servicer was paying taxes on three parcels in X/XXXX; servicer only had one parcel on file, and advised borrower to contact the county to see whether parcels had been combined. Borrower gave a promise to pay in X/XXXX, as the payment had increased after an escrow shortage. Borrower asked servicer to disburse for delinquent taxes in X/XXXX, and requested a new escrow analysis in XX/XXXX. Borrower asked about another escrow shortage in X/XXXX after she received a tax refund. Borrower said she was not living in the property, and said her parents made the payments. Last contact was in X/XXXX when borrower said her parents would make the payment.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied

433145170	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Prior servicer received a workout packet in X/XXXX, current servicer set up a STIP plan on X/XX/XXXX; plan was completed. Loan modified in X/XXXX, borrower financially qualified. Last contact XX/X/XXXX co-borrower called in and discussed loan details and escrow.

REASON FOR DEFAULT: Death of borrower

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan was referred to FC X/X/XXXX and closed X/XX/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143659	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Plan confirmed kept XX/XX/XXXX. Mod workout booked X/XX/XXXX. Borrower requested address to send payment X/XX/XXXX. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided. FC sale scheduled for X/XX/XXXX. FC sale postponed XX/XX/XXXX. FC sale scheduled for X/XX/XXXX.  FC action closed/billed due to Mod workout booked X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144838	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquent. Borrower called in X/XXXX wanting to know why the monthly payment increased and was advised that it was due to escrow shortage. Borrower failed to make a payment in XX/XXXX but was able to make an additional payment in XX/XXXX to keep the loan current. Last contact was in X/XXXX, borrower scheduled a payment and stated RFD was due other bills that needed to be paid.

REASON FOR DEFAULT: Other bills.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for X years, modified P&I $XX (IO), matures/expires XXXX. Deferred balance iao $XX,XXX  which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145106	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on fixed income. Loan modified in X/XXXX and loan has been current since then. Contact with borrower has been administrative.

REASON FOR DEFAULT:  Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Inspections show owner occupied

433145206	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan boarded XX/X/XXXX

BORROWER CONTACT: Only contact with the borrower since the loan boarded was XX/XX/XXXX, welcome call.

REASON FOR DEFAULT: No RFD, current loan.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX.  No deferred balance. Maturity date not specified.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144489	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSF in the last XX months. Last paid X/X/XXXX.

BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower contact the servicer via web chat and wanted to cancel a payment. The borrower also called in on XX/XX/XXXX due to difficulties logging in to the website. The borrower appears to be cooperative. The loan has remained current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: The RFD was last noted in XX/XXXX as due to excessive obligations. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143775	XXXX 36M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified X/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Borrower called to setup auto-pay X/X/XXXX.  No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP  NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433145119	XXXX 24M PHCH	CURR	05/25/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to follow up on the status of the modification. The notes reflect the modification was in-flight when the servicing transfer occurred and the servicer was waiting for the full agreed upon terms. The modification was completed in X/XXXX and has remained current since that time. The borrower appears to be cooperative. The notes also reflect a recent inquiry by the borrower on X/XX/XXXX to settle the loan balance and a reply was sent on X/XX/XXXX. No further contact with the borrower and the loan has remained current. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower illness. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143247	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Authorized spouse asked about payment application X/XXXX, and made a phone payment in X/XXXX. Spouse asked about billing statement information in XX/XXXX. No further contact. Subsequent payments were made through the IVR system.

REASON FOR DEFAULT: Tenant not paying (unable to determine whether tenant occupies subject property)

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX. Case was dismissed X/XX/XXXX.

PROPERTY: Owner occupied
433144247	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments.  Servicer notes X/XX/XXXX borrower under Stip to Mod plan; starting X/X/XXXX. Plan confirmed kept X/XX/XXXX.  Mod workout approved X/XX/XXXX which was booked XX/XX/XXXX. Borrower inquired X/X/XXXX about property inspection. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC at start of history; referred X/X/XXXX.  Complaint filed X/X/XXXX.  Service completed X/XX/XXXX.  FC action placed on hold X/XX/XXXX due to loss mitigation efforts.  Contested FC action noted X/XX/XXXX; awaiting completed of trial plan.  FC action closed/billed after Mod workout booked XX/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433145314	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, outbound call to the borrower who agreed to make a payment over the phone. The borrower appears to be cooperative and usually makes payments via the servicer's website. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144095	XXXX 36M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments.  Servicer notes X/XX/XXXX review of borrower financials for Mod workout.  Borrower called X/XX/XXXX to follow-up on workout.  Borrower advised XX/X/XXXX would appeal Mod denial.  Borrower hardship noted X/XX/XXXX due to curtailment of income.  Borrower requested reinstatement X/XX/XXXX.  Borrower inquired about delinquency letter X/XX/XXXX and XX/XX/XXXX.  Borrower called X/XX/XXXX to confirm billing statement.  Borrower requested online assistance XX/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan was referred for FC XX/XX/XXXX. Complaint filed X/XX/XXXX.  Service completed X/XX/XXXX.  FC action closed/billed X/XX/XXXX due to reinstatement.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is non owner-occupied.  No property damage noted.

433143830	XXXX 24M PHCH	CURR	04/01/2021	03/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Borrower cancels the plan. No other recent significant activity was found. Borrower has not been responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: Missing mod dated X/X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143217	XXXX 24M PHCH	BK13	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower received a loan modification in XXXX and filed CHXX BK in XXXX which remains active. RFD at that time was excessive obligations and income curtailment. Servicer has had limited contact with borrower over the last X years due to the BK. Last contact X/XX/XXXX regarding payment. Loan has been paid as agreed for the last XX months and is contractually current.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXX.XX, No maturity date provided.  No deferred balance noted.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY: Active CHXX BK filed in XXXX.  Unable to verify the filing date, POC or plan length from comments and documents.

PROPERTY: Property is owner occupied with no issues noted.

433144534	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer reviewed delinquency X/XX/XXXX; hardship noted due to excessive obligations. Servicer discussed X/XX/XXXX X-month repayment plan; borrower advised unable to afford and would need Xnd job. Borrower stated would seek refinance. Borrower stated X/XX/XXXX had to pay XXXX. Borrower later indicated X/XX/XXXX had truck repairs. X-month repayment plan offered X/XX/XXXX. X-month repayment plan offered X/X/XXXX; borrower stated still owes XXXX. Plan broken XX/XX/XXXX; plan not paid. Borrower stated XX/XX/XXXX had car problems. Last contact X/X/XXXX.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433145096	XXXX 24M PHCH	CURR	03/27/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and made phone payments in X/XXXX and in X/XXXX. Borrower was educated on default options in X/XXXX, and declined to provide financials in XX/XXXX. Borrower began making double payments when able. Contact became infrequent in XXXX as borrower paid regularly. Borrower made a phone payment in X/XXXX, and another in XX/XXXX. Last contact was in XX/XXXX regarding a fee waiver.

REASON FOR DEFAULT: Not working while caring for family members, who later passed away; reduced income after a pay cut

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144881	XXXX 24M PHCH	CURR	04/21/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower and servicer discussed workout options, borrower never sent in a workout. Last contact X/XX/XXXX, borrower wanted to pay an extra $XXX a week until current. Appears borrower did pay the extra funds, servicer never set up a repayment plan.

REASON FOR DEFAULT: Illness of borrower

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX,XXX.XX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144929	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Stip to mod approved in XX/XXXX. Plan complete and mod processed in XX/XXXX. Per notes on XX/XX/XXXX, credit bureau dispute received. Servicer notes that the credit reporting was accurate. Last contact on XX/XX/XXXX, borrower called in for assistance on how to use the website.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: FC started in XX/XXXX; closed and billed in XX/XXXX.  Borrower contested FC in XX/XXXX based on affirmative defenses; issues resolved when mod was processed.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433144912	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower's spouse called in to discuss how the reinstatement paid in X/XXXX was applied. The loan was in foreclosure at the time and discussed the advance balance. The borrower was offered a repayment plan at that time but decided to fully reinstate the loan and declined the repayment plan. The loan has remained current since that time and the borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income and overspending. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to a full reinstatement being received in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145289	XXXX 24M PHCH	CURR	05/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX. Loan transferred servicing in XX/XXXX. Borrower verified occupancy and reinstated the account in X/XXXX; source of funds is unknown. Borrower verified payment receipt in X/XXXX, and made a phone payment in X/XXXX after verifying the due date. Last contact was in X/XXXX when borrower called about an insurance refund and verified the due date.

REASON FOR DEFAULT: Borrower illness for several years, hardship was on-going; fees charged by prior servicer

MODIFICATION: STEP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143768	XXXX 24M PHCH	BK13	06/15/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior loan mod noted from XXXX. Borrower filed CHXX BK in XXXX and case remains active. Servicer has had no contact with the borrower due to the BK. Loan is contractually due for the X/XX/XXXX payment.

REASON FOR DEFAULT:  Unknown

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance XXX,XXX.XX at X.XX% for XXX months, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE:  No FC activity noted

BANKRUPTCY: Active CHXX BK filed in XXXX.  Unable to verify BK filing date.

PROPERTY:  Property is owner occupied with no issues noted.

433144975	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower was on a disaster FB plan, then applied for mod assistance in X/XXXX. Prior servicer approved a trial mod plan in X/XXXX. Modification was completed in X/XXXX. Borrower asked about payment options in X/XXXX, and called about an insurance claim between X/XXXX and X/XXXX. Borrower disputed an insurance premium payment in XX/XXXX, stating the payment was made to an unknown carrier. Servicer corrected the error the following month. Borrower listed the property in X/XXXX, and said he was living there during weekdays. Borrower asked about an interim insurance policy in X/XXXX for gap coverage. Borrower changed insurance carriers in X/XXXX and verified no FPI on the account. No further contact.

REASON FOR DEFAULT: Property damage from a natural disaster

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter X filed in X/XXXX, discharged in X/XXXX.

PROPERTY: Non-owner occupied. Insurance claim funds were received in X/XXXX for water damage on DOL X/XX/XXXX. Funds were endorsed and released to borrower.
433143094	XXXX 24M PHCH	BK13	06/13/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring performing BK with no borrower contact, hardship unknown. Borrower was paying timely post-mod despite BK court delays and remains current last X years.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX, $X deferred balance. Mod was executed X/XX/XXXX.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, XX-month plan confirmed in XXXX, motion to modify approved XXXX and amended POC filed XXXX XXXX with $X arrears.

PROPERTY: Property is owner occupied. No property issues noted.

433145319	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX A streamlined mod is being completed. No other significant activity was found. The most recent contact was on XX/XX/XXXX with the borrower authorizing a Xrd party on the account.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144784	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX A repayment plan is set up. XX/XX/XXXX Plan is kept. No other loss mit activity noted. Borrower has not been responsive. The most recent contact was on XX/X/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX marital difficulties. XX/XXXX Unexpected expenses.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X.XXX% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143864	XXXX 36M PHCH	CURR	05/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Only contact with borrower has been making payments.

REASON FOR DEFAULT: No RFD, current loan

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143611	XXXX 36M PHCH	CURR	04/25/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Loan has been current since being modified in X/XXXX. RFD prior to the mod isn't captured in comments. In X/XXXX the borrower contacted the servicer about XXXX relief and was granted a X month FB/deferral. However, on X/XX/XXXX the borrower called to say he had returned to work and no longer needed the FB so no deferral was processed although borrower continued to receive letters for the FB and called servicer a couple of times to stop the letters. Loan remains current.

REASON FOR DEFAULT:  N/A

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for remaining term, modified P&I $XXX.XX, matures X/XX/XXXX. No deferral amount.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Inspections show owner occupied. Property located in FEMA disaster area in XX/XXXX. No indication the property was impacted.

433143180	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer notes borrower on Stip to Mod X/XX/XXXX; terms not provided. Plan confirmed kept X/XX/XXXX. Mod workout booked X/XX/XXXX. Borrower inquired about repayment plan XX/XX/XXXX. X-month FB offered XX/XX/XXXX. Borrower inquired about credit reporting X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; on hold due to loss mitigation efforts.  FC action closed/billed after Mod workout booked X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144146	XXXX 36M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date advanced without payment in XX/XXXX due to mod.

BORROWER CONTACT: No CH prior to XX/XXXX. Per comments on XX/XX/XXXX, borrower approved for trial mod by prior servicer, approved for in flight trial mod as of XX/XX/XXXX, final mod document sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Mod document issues noted in XX/XXXX, details of issue not provided, resolved as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired why account was not being reported to credit bureau, was advised due to his discharged BKX.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, Complaint filed on XX/XX/XXXX, Servicer completed on XX/XX/XXXX, no other details provided regarding activity between XXXX and XX/XXXX. FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. No other FC activity noted.

BANKRUPTCY: Prior discharged BKX noted in XX/XXXX. Filing date, discharge date and case number not provided. No other BK activity noted.

PROPERTY: No property issues noted.
433144744	XXXX 24M PHCH	CURR	03/30/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/X/XXXX, made X payments, RFD was illness. X/X/XXXX income reduced due to XXXX, husband has cancer. This was the last contact other than making payments. Borrower keeps promises. Payments are due on the XXth of the month, last payment made on X/XX/XXXX for the X/XX/XXXX payment.

REASON FOR DEFAULT: Borrower has had the same RFD since X/XXXX.  Husband has cancer.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/XX/XXXX.  No deferred or forgiven balances.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144830	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT:X/X/XXXX wife called to advise primary borrower was deceased. Son was appointed executor of estate. Would appear that the sporadic payments in XXXX related to death of borrower. Appears wife is living in the home. Recent contact has been making payments only.

REASON FOR DEFAULT: X/X/XXXX, death of borrower.  X/XX/XXXX wife inquiring about successor in interest, borrower had no will.

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144024	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower was in foreclosure status with a loss mit hold in X/XXXX, due to a X-month trial mod plan that started in XX/XXXX. A Modification approved from prior servicer was received in X/XXXX. Borrower was unable to pay online in X/XXXX, as mod terms had not been finalized. Mod terms were applied in X/XXXX. Borrower made a phone payment in X/XXXX, and gave a promise to pay in XX/XXXX, as borrower was waiting to receive funds from a tenant. Only other contact with borrower was in XX/XXXX when borrower verified the due date.

REASON FOR DEFAULT: Spouse and borrower illness, reduced income, borrower has X properties and tenants were not paying

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Borrower executed the modification after the modified first payment due date.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144771	XXXX 36M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/X/XXXX.

BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to advise she is paying her insurance company directly but was advised the account is still escrowed. The borrower claimed the servicer was not paying the insurance and went over the escrow account. The borrower has also previously requested to remove the escrow. The borrower has been dealing with an insurance claim and repairs until X/XXXX. The loan has remained current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. The loan has had regular on-time payments. No recent indication of ongoing hardship.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.X% for remaining term at $XXX.XX/mo. Term is XX years and XX months, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. The notes reflect an insurance claim due to flood damage with a date of loss on X/XX/XXXX. A claim check totaling $XX,XXX.XX was initially received on X/X/XXXX. The claim was considered monitored and repairs were confirmed XXX% complete on X/XX/XXXX. All insurance proceeds have been disbursed. No further indication of damage or ongoing repairs.
433144181	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. RFD is unknown. No contact with borrower noted in contact history.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143947	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date was rolled X/X/XXXX to X/X/XXXX in X/XXXX and then X payments were posted.

BORROWER CONTACT:   Prior servicer placed borrower on a XX month repayment plan.   RFD on X/XX/XXXX was curtailment of income, no specifics.  X/XX/XXXX borrower interested in modification instead of plan set up by prior servicer.     Loan was modified in X/XXXX, payments have been made monthly since that time.  This was a modification executed in X/XXXX, unable to determine why it was not boarded until X/XXXX.   X/XX/XXXX borrower called as servicer paid insurance and borrower stated they pay directly.  Servicer refunded payment, but then paid again on XX/X/XXXX

REASON FOR DEFAULT: No RFD, monthly payments since modification boarded in X/XXXX

MODIFICATION:  NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143706	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer received reinstatement funds in X/XXXX in the amount of $XX,XXX.XX covering the X/XXXX through X/XXXX payments. Authorized Xrd party called in X/XX/XXXX stating they were impacted by XXXX, no workout was offered. Last contact X/XX/XXXX Xrd party made a payment over the phone which posted X/XX/XXXX.

REASON FOR DEFAULT: Unemployment

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Comments on X/XX/XXXX indicate prior servicer had an active FC which was dismissed X/XX/XXXX.  Loan reinstated.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144400	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower finished a repay plan in X/XXXX, and wanted to know why the loan didn't reinstate after plan completion; servicer had made an error calculating total amount due. Borrower had monthly contact with servicer. Servicer referred loan to foreclosure in X/XXXX, but borrower reinstated that month; servicer placed foreclosure on hold and offered a repay plan. Borrower declined the plan, and made sporadic payments. Servicer resumed the foreclosure action in XX/XXXX after reporting the repay plan as breached, despite loan being only XX days delinquent. Foreclosure action was closed later that month. Borrower made a double payment in X/XXXX to reinstate the account, then had monthly contact with servicer regarding an open insurance claim. Last contact in X/XXXX was regarding repairs still in progress.

REASON FOR DEFAULT: Income curtailment, property taxes increased

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: Referred X/XX/XXXX, then placed on hold the next day. Foreclosure resumed XX/X/XXXX, but action was closed XX/XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Servicer received insurance claim funds in X/XXXX iao $XX,XXX for XXXX damage in XXXX. Servicer requested a final inspection of the property in X/XXXX; borrower was waiting for the city to complete repairs to the roof before he could renew his HOI, so servicer placed LPI on the account in the interim. Borrower started HOI coverage in X/XXXX. Inspection in X/XXXX reported interior repairs were still outstanding, completion at XX%.
433143575	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Repayment plan approved on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, out of work for X to X weeks.  RFD as of XX/XX/XXXX, out of work for X month.  Borrower still out of work due to XXXX as of XX/XXXX; unable to determine if the borrower is back to work.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433144488	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSF in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who agreed to make a payment over the phone. The borrower appears to be cooperative during noted conversations. The loan has remained current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower illness. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145275	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on X/XX/XXXX, illness of a family member.

MODIFICATION: NA.  Deferment granted in XX/XXXX, due date rolled from XX/XX/XXXX to XX/XX/XXXX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433143487	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXX, borrower wanted to set up ACH to draft on the Xrd of each month.

REASON FOR DEFAULT: RFD per notes XX/XX/XXXX, borrower had surgery.  RFD per notes on XX/XX/XXXX, illness of family member.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Per notes on XX/XX/XXXX, damage to roof reported due to neglect, no claim filed.  Subject vacant since on X/XX/XXXX.

433143142	XXXX 24M PHCH	CURR	04/01/2021	03/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact XX/XX/XXXX borrower made a payment over the phone which posted same day. Nothing further discussed and no workouts have been offered.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143868	XXXX 36M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower made monthly phone payments between X/XXXX and X/XXXX, and reinstated an NSF payment in X/XXXX. Borrower made phone payments in X/XXXX and in X/XXXX, and called about an insurance claim check in X/XXXX. Borrower then had monthly contact regarding home repairs and insurance funds until all funds had been released in XX/XXXX. No contact again until borrower called about escrow funds in X/XXXX. Borrower made a phone payment in XX/XXXX. No further contact.

REASON FOR DEFAULT: Excessive obligations, reduced income

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy. Borrower called about insurance claim checks in X/XXXX for wind/hail damage on DOL X/XX/XXXX. All funds had been released by XX/XXXX, and repairs noted as XXX% complete.
433145241	XXXX 24M PHCH	CURR	04/25/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower. Borrower inquired about servicer transfer XX/X/XXXX. Borrower called to make payment XX/XX/XXXX; inquired about late fees. Borrower requested online assistance X/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143516	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX A repayment plan is set up. XX/XXXX Plan is broken. No other loss mit activity was noted. Borrower has not been responsive. The most recent contact was on X/X/XXXX with the corporate advance balance being discussed.

REASON FOR DEFAULT: X/XXXX Vehicle repairs and medical expenses. X/XXXX Surgery.  XX/XXXX Heater replacement.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX initially at X% for X years, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XX/XXXX A insurance claim check IAO $XXXX is received (claim details not provided). No notes found indicating if/when repairs were started. As of X/XX/XXXX the claim status is pending.
433144963	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower was on a special FB plan through early XXXX. In X/XXXX, borrower confirmed hardship had ended and she could resume payments. Borrower agreed to a repay plan in XX/XXXX; loan reinstated in X/XXXX. Borrower made a phone payment in X/XXXX, and disputed credit reporting in X/XXXX. No contact again until borrower requested a fee waiver due to a XXXX hardship. Servicer granted a X-month FB plan and suppressed credit reporting for six months; borrower continued to make payments during the plan. Last contact was in X/XXXX during a phone payment.

REASON FOR DEFAULT: Natural disaster, co-borrower is deceased, XXXX impact-details were not provided

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143977	XXXX 36M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower. Borrower requested online assistance X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% (X/X ARM terms), P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143504	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Credit reporting disputed noted on XX/XX/XXXX, borrower disputes present and past accounts status, payment rating and account history. Review of account shows reporting was accurate, no other details provided. Last contact on XX/XX/XXXX, borrower inquired about billing statement, updated phone number and e-mail address, and was provided information on using website.

REASON FOR DEFAULT: Out of the country.

MODIFICATION: Missing mod dated X/X/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433145081	XXXX 24M PHCH	CURR	04/14/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to excessive obligations; other bills. Repayment plan offered X/XX/XXXX. Plan confirmed kept X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: Per seller data, loan was modified X/XX/XXXX, no mod found with this date.  Mod in file dated X/XX/XXXX which corresponds with current terms being serviced. First due not stated but entered X/X/XXXX as next payment due, modified balance is "remaining outstanding loan balance", IR is X.XX%, P&I not stated.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433145083	XXXX 24M PHCH	CURR	03/30/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower due to active BK. Borrower inquired about escrow XX/X/XXXX. No recent noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided. Proof of claim filed X/XX/XXXX. Transfer of claim referred X/XX/XXXX. BK discharged X/XX/XXXX.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144112	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on a trial plan when history began in XXXX. Trial plan was completed in X/XXXX and loan was modified effective X/X/XX. Mod was processed in X/XXXX. RFD is unknown. Borrower called in XX/XXXX regarding credit reporting stating that he received a report that his account was XX days late and was advised that there was no negative report from X/XXXX until present. Borrower stated on X/XX/XX that he sent $XK to a Xrd party that identified himself as the servicer and was advised that there were no mods going out and that the loan was just modified in X/XXXX. Borrower also stated that he had been paying his insurance and was advised to call the insurance carrier for refund as he had been over paying. Last contact was in X/XXXX, borrower called in for escrow inquiry and requested a copy of the escrow analysis.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was in FC when history began in X/XXXX on hold for loss mit. FC stopped in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143111	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower failed to make several payments in XXXX but was able to make additional payments to bring the loan current. Borrower stated that RFD was due to tax issues and automobile accident/repairs. Last contact was in X/XXXX, borrower called in to schedule a payment; RFD due to curtailment of income.

REASON FOR DEFAULT: Curtailment of income, tax issues, car accident/repairs.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires unspecified. No deferred balance. $XXX,XXX of the principal balance of $XXX,XXX has been permanently forgiven.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145110	XXXX 36M PHCH	CURR	04/25/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/XX/XXXX.  Limited contact noted with borrower. Borrower called to confirm payment X/XX/XXXX.  No further contact noted.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144126	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Account is reinstated without assistance. No loss mit activity noted. Borrower has not been responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: Account is in FC when the history starts in X/XXXX. X/XXXX FC is contested. Reinstated in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143475	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXXX, borrower inquired if online account was still having issues and for late fee waiver, borrower was advised that account was being fixed and request for waiver was submitted.

REASON FOR DEFAULT: Family illness.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X% for X years, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X.X%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143204	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The reason for default for the past XX months has been illness of borrower then gets a reduction of income.

REASON FOR DEFAULT: The reason for default was illness of borrower and reduced income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% forXX years, modified P&I $XXX.XX and matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: There were no condition found

433145251	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to arrange for ACH payments due to the servicing transfer. The borrower appears to be cooperative. The loan has remained current with regular on-time payments. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years and X months, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143984	XXXX 36M PHCH	CURR	04/30/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Borrower was unresponsive to collection efforts until reinstatement of X payments June XXXX, hardship due to recovery from surgery. Account is performing since cured with one borrower contact X/XX/XXXX in response to servicer voice mail; borrower advised they are not in need of pandemic assistance.

REASON FOR DEFAULT: Borrower illness and surgery

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unverified. No property issues noted.

433144698	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. Servicer made several phone attempts during delinquency in XX/XXXX and in X/XXXX.

REASON FOR DEFAULT: Not provided

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144113	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed a X-month trial plan XXXX , hardship and financials not noted. Account remains current since mod completion with little contact. Last contact X/XX/XXXX refinance inquiry.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Foreclosure initiated prior to XXXX XXXX was resolved through mediation and mod.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143740	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  A modification was completed in X/XXXX, and borrower verified payment receipt in X/XXXX. Borrower called about an escrow shortage in X/XXXX, and verified receipt of the insurance premium payment in X/XXXX. Borrower also enrolled in auto-draft payments in X/XXXX. Borrower verified the escrow shortage amount was received in X/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144217	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: No CH prior to XX/XXXX. Appears loan was in active loss mit at start of contact history, borrower was approved for prior Servicer for mod as of XX/XX/XXXX but final mod agreement was not sent to borrower, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to verify web username on account and stated would schedule payments online.

REASON FOR DEFAULT: Son was in hospital.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, NOD filed as of XX/XX/XXXX, no details provided for delay between NOD and loss mit hold by current Servicer. FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144821	XXXX 24M PHCH	CURR	03/17/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a promise to pay in X/XXXX. Servicer offered a repay plan by letter in X/XXXX. NSF payment in X/XXXX. Borrower accepted the repay plan in X/XXXX, but had another NSF payment that month. A payment from borrower was returned in X/XXXX as insufficient to reinstate the account. Borrower reinstated the account in X/XXXX; source of funds is unknown. Borrower requested a XXXX tax statement in X/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT:  Borrower illness, medical bills

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/XX/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145244	XXXX 36M PHCH	CURR	04/25/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  No contact noted, borrower has been current.

REASON FOR DEFAULT: NA

MODIFICATION: NON-HAMP, modification was a credit limit increase to $XX,XXX with maturity date of X/XX/XXXX.  MOD provides no further details, as original note terms stayed in place.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143841	XXXX 36M PHCH	CURR	04/25/2021	03/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower applied for mod assistance in X/XXXX, and servicer approved a trial mod plan the following month. Borrower made the trial plan payments by phone, and the modification was completed in XX/XXXX. Borrower asked about the escrow account in XX/XXXX, and made a payment online in XX/XXXX. No other contact with borrower.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144742	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower applied for mod assistance in X/XXXX, and servicer approved a X-month trial mod plan. borrower verified the mod terms in X/XXXX, and verified the due date in X/XXXX. History gap between XX/XXXX and X/XXXX. Borrower asked about a refinance in X/XXXX, and verified the deferred balance amount. Borrower requested a shortage spread in X/XXXX, and requested a longer period of time for the shortage spread in XX/XXXX; servicer declined, as the shortage had been spread over the maximum of XX months. Borrower reported a XXXX hardship in X/XXXX, and servicer approved a X-month FB plan. No further contact.

REASON FOR DEFAULT: Medical issues, payment increase, XXXX impact-loss of income

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144787	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Repayment plan noted on XX/XX/XXXX, start date of repayment plan not provided, plan noted as completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower call to schedule payment.

REASON FOR DEFAULT: Excessive obligations and curtailment of income.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X.X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.X%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144594	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Prior loan mods noted in XXXX, XXXX and again in XXXX. Comments indicate borrowers received a couple of repayment plans in XXXX due to excessive obligations. Account was brought current XX/XXXX and has been paid as agreed since that time. The borrowers have been cooperative with the servicer over the last X years with last contact X/XX/XXXX regarding payment.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  No BK activity noted

PROPERTY: Property is owner occupied with no issues noted.

433144709	XXXX 36M PHCH	CURR	06/12/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Borrower called in X/XX/XXXX to see if their hazard insurance information was received and if they will get refund from forced place insurance.  Servicer went over process to see if any funds will be refunded.  Noting further was discussed.

REASON FOR DEFAULT: Unknown

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: Borrower was active in BK XX, date filed unknown, BK was discharged X/XX/XXXX

PROPERTY: NA

433145267	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower filed a complaint stating that payments had been posted incorrectly. Servicer determined that was accurate and corrected the issue. Unable to determine source of funds for the reinstatement.

REASON FOR DEFAULT: Borrower has never provided a RFD other than the servicing error that the servicer corrected.

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: Comments reference BKX discharged, no dates or case number.

PROPERTY: No evidence of property damage.

433144042	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Stip to mod approved in XX/XXXX. Plan completed and mod processed in XX/XXXX. Very little contact with the borrower. Last contact on XX/XX/XXXX, borrower wanted to know about her grace period.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX.XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: BK XX discharged in XX/XXXX.  Filing date is unknown.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on X/XX/XXXX.

433144606	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about refinance, advised Servicer doesn't do refinances and to seek out financial institution that does refinances.

REASON FOR DEFAULT: Oversight and curtailment of income.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.X% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X.X%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143668	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive throughout XXXX delinquency in XXXX, hardship due to other bills and loss mitigation not requested. Account is current since reinstatement XXXX XXXX, last contact X/X/XXXX for phone payment.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX, $XXX,XXX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143360	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Payments are being made under a stip agreement. X/XXXX Plan is canceled due to non-performance. X/XXXX Another repayment plan is set up, broken XX/XXXX. XX/XXXX Borrower applies for loss mit assistance, denied X/XXXX due to missing docs. X/XXXX Borrower reinstates the account without assistance. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: X/XXXX File is referred to FC, reinstated X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower called in XX/XXXX to report property damage due to XXXX , and notes show a date of loss as X/XX/XXXX. XX/X/XXXX A insurance claim check IAO $XXXX is received. The claim is unmonitored and funds are endorsed and released. Details on damage and repairs are not noted.

433143995	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower received a prior loan mod in XXXX. Servicer has had limited contact with the borrower over the last X years with last contact X/X/XXXX regarding late fees. Loan has been paid as agreed over the last XX months and is current. Brief delinquency noted in XXXX due to family death.

REASON FOR DEFAULT: N/A

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.  Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X.X% with P&I $XXXX.XX beginning X/X/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY: Property occupancy is unknown. No issues noted.
433144574	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  Borrower unemployed as of XX/XX/XXXX.  RFD per notes on XX/XX/XXXX, work was slow but should pick back up.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness. Forgiven amount of $XXX.XX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433145201	XXXX 36M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/X/XXXX, the co-borrower called in to ask about the payoff amount. The borrower appears to be cooperative and has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD. The loan has remained current with regular on-time payments. No recent indication of ongoing hardship.

MODIFICATION: Doesn't appear loan has been modified. Original Note is ARM and rate change letter in loan file dated XX/XX/XXXX describes the terms of the Note and the next rate change date follows the terms of the Note.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144363	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified X/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/XX/XXXX.  No borrower contact noted.  Borrower paying as agreed.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143712	XXXX 24M PHCH	BK11	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/XX/XX stating RFD due to just came out of BK and loan shouldn't have been delinquent and would reach out to her attorney to find out why loan was showing as delinquent. Borrower requested repayment plan in X/XXXX. Repayment plan was approved and set up on X/XX/XX. Broken plan on X/XX/XX due to NSF. A new repayment plan appears to have been set up on X/XX/XX for X payments. Borrower stated in X/XXXX that she thought payment was coming out automatically and agreed to set up recurring payment; wanted to be set up on ACH because she was traveling to Europe. Loan was brought current on X/XX/XX. Repayment plan was cancelled on X/XX/XX. Last contact was on X/XX/XX, Xrd party requested payoff quote. Loan is currently in active BKXX, being monitored for closing order.

REASON FOR DEFAULT: Borrower stated in X/XXXX that RFD due to just came out of BK and did not think loan should have been delinquent.

MODIFICATION: Missing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan currently in active BKXX. Motion to reopen BKXX for entry of discharge was filed and case was reinstated. BK appears to have been discharged but case remains active for post relief monitoring.

PROPERTY: No property issues found.

433143896	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX A repayment plan is set up. X/XX/XXXX Plan is kept. XX/XXXX Borrower submits an application for a mod. X/XXXX A stip to mod is approved. X/XXXX Borrower defaults on the stip agreement. Borrower has been cooperative. The most recent contact was on X/XX/XXXX with the borrower requesting that co-borrower be removed from the account.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143401	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX and made a phone payment in X/XXXX. Servicer offered a repay plan in X/XXXX, but borrower had NSF payments over the next four months. Servicer allowed a phone payment in X/XXXX to reinstate the account. No further contact. Borrower has since remained current.

REASON FOR DEFAULT: Purchased another car

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144549	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested workout options in XX/XXXX. Repayment plan approved in XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, unemployment.  As of XX/XX/XXXX, a family member was ill.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

433144331	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Last contact X/XX/XXXX borrower made payment.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144144	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed a pre-approved X-month trial XXXX XXXX, hardship and financials are not noted. Account remains current post-mod with no contact since XX/XX/XXXX balance inquiry.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX was dismissed after modification XXXX .

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144106	XXXX 36M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date advanced without payment in XX/XXXX due to mod. Variances in P&I due to varying amounts of principal curtailment payments.

BORROWER CONTACT: No CH prior to XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX. Last contact on XX/XX/XXXX, borrower inquired about assistance, was advised that forbearance was only being offered to customers that have X or more payments due, no other details provided. Three payment special forbearance noted as of XX/XX/XXXX, plan noted as completed as of XX/XX/XXXX. No other loss mit activity noted.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% , modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is/ eligible for forgiveness  based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433145323	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Three month repayment plan approved in X/XX/XXXX. Stip to mod approved in XX/XXXX. Plan complete and mod processed in XX/XXXX. Last contact on X/XX/XXXX, borrower advised of total amount due.

REASON FOR DEFAULT: RFD per notes on X/XX/XXXX, other bills.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: FC started in XX/XXXX,  closed and billed in XX/XXXX due to reinstatement via modification.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on X/XX/XXXX.
433145078	XXXX 24M PHCH	BK13	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed a trial plan approved by prior servicer - XXXX, hardship is not noted. Borrower continued trial payments throughout delay in BK court approval and remains current, last contact X/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance. Mod was executed X/XX/XXXX.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed XXXX XXXX, XX-month plan is confirmed with $X arrears, payments made by debtor.

PROPERTY: Property is owner occupied. No property issues noted.

433143535	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower approved for repayment plan in X/XXXX. RFD was curtailment of income. Plan was for XX payments, appears that down payments was in the amount of $X,XXX.XX with monthly payments of $X,XXX.XX, with plan ending XX/XXXX.

REASON FOR DEFAULT: Borrower has never provided RFD, but based on the number of calls necessary relating to payments it would appear the borrower is over extended.   Last contact on X/XX/XXXX replacing NSF payment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures XX/X/XXXX.  $XXX,XXX.XX was forgiven.

FORECLOSURE: Loan was in foreclosure in early XXXX, complaint had been filed.   Foreclosure was cancelled when loan was brought current in X/XXXX

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145025	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan transferred in X/XXXX on an active repay plan. Borrower disputed credit reporting that month. Borrower requested website assistance in X/XXXX, and requested a password reset in X/XXXX. Borrower asked about an escrow refund in X/XXXX, and cancelled a scheduled payment in X/XXXX. Borrower made a phone payment in XX/XXXX. No further contact.

REASON FOR DEFAULT: Excessive obligations, reduced work hours

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143846	XXXX 36M PHCH	CURR	04/02/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified X/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower. Xrd party advised POA X/XX/XXXX. POA confirmed X/X/XXXX. Xrd party called to make payment X/X/XXXX.  UPB provided X/XX/XXXX. Xrd party inquired about loan being escrowed X/XX/XXXX.  Last contact XX/XX/XXXX Xrd party called to process payment.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144110	XXXX 36M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Modification boarded in X/XXXX rolling due date from X/XXXX to X/X/XXXX

BORROWER CONTACT: Only contact with borrower has been making payments.

REASON FOR DEFAULT: No RFD, current loan.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: Loan was in foreclosure prior to modification.   Foreclosure was cancelled when modification boarded and in X/XXXX servicer was waiting for sheriff deposit to be refunded.  .

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144946	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan boarded X/X/XXXX. Borrower reinstated loan in X/XXXX with X payments. Missing servicing comments from XX/XXXX to X/XXXX

BORROWER CONTACT: X/X/XXXX borrower stated he can afford P&I payments, but does not want escrow, wants to pay on his own.  The only RFD in XXXX was a disagreement over the escrow account.  at the end of servicing comments in XX/XXXX the issue was still open, unable to determine how resolved or the source of the reinstatement funds in X/XXXX.  X/XX/XXXX borrower gave RFD of curtailment of income.  No details.

REASON FOR DEFAULT: Servicing issue in XXXX and most recently curtailment of income.

MODIFICATION: NON-HAMP,  Modification was completed to roll construction loan to permanent.  first pay due X/X/XXXX,  at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: Reviewed for foreclosure in X/XXXX, but does not appear that it was ever referred.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.
433144928	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower maintained contact throughout XXXX delinquency in XXXX, hardship due to hospitalization, loss mitigation declined. Account remains current since reinstatement XXXX, last contact XX/XX/XXXX inquiry about late fees.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143231	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer received a workout packet on X/XX/XXXX, as of X/XX/XXXX a XX month repayment plan was approved details of plan not noted. Servicer notes repayment plan was canceled X/XX/XXXX for non payment. Last contact X/XX/XXXX borrower and servicer discussed obtaining final inspection to ensure work complete.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Borrower on X/XX/XXXX stated damage to roof due to wind as of X/XX/XXXX.  Servicer received $X,XXX.XX on XX/X/XXXX and servicer received a check for $X,XXX.XX on X/XX/XXXX.  Servicer deposited both checks then send funds back to borrower the next day.  Appears this was a monitor, servicer as of X/XX/XXXX servicer attempting to complete the XXX% inspection so claim can be closed.

433144411	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior CHX BK filed in XXXX and discharged. Prior HAMP loan mod noted in XXXX. Borrower struggled to maintain current payments in XXXX/XXXX due to income curtailment. File was referred for foreclosure and placed on hold for loss mitigation. Borrower completed a repayment plan and brought loan current X/XXXX. Loan has been paid as agreed over the last XX months and is current. Borrower has been very cooperative with the servicer with last contact X/X/XXXX regarding the repayment plan details.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.  Step X: rate of X% with P&I $XXXX.XX beginning XX/X/XXXX; Step X: rate of X.XXX% with P&I $XXXX.XX beginning XX/X/XXXX until maturity.

FORECLOSURE: Prior FC activity noted in XXXX.  Unable to verify the FC stages, however, sale was postponed several times and FC closed X/XXXX.

BANKRUPTCY:  Prior CHX BK filed in XXXX.  Unable to verify discharge date from comments and documents provided.

PROPERTY: Property is owner occupied with no issues noted.
433143159	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX delinquencies XXXX and XXXXwere cured in the following month. Borrower advised both times that there was no hardship, she just forgot to make payment. Account is performing lastXX months, last contact XX/XX/XXXX general account inquiry.

REASON FOR DEFAULT: None provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144550	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower was in foreclosure, referred to the Attorney XX/XX/XXXX until the loan was reinstated with X payments made XX/XXXX. The latest reason for default was curtailment of income. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was reduction of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X,XXX.XX of which $X,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433145202	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with the borrower. Loan has been current for the last XX months.

REASON FOR DEFAULT: No RFD.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred amount.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144381	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Borrower called to make payment X/X/XXXX; inquired about billing statements.  Borrower called to confirm payment X/X/XXXX.  Borrower requested pay history X/XX/XXXX.  Borrower inquired about escrow shortage X/X/XXXX.  Borrower inquired about recoverable advances XX/XX/XXXX and XX/X/XXXX.  Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes X/X/XXXX BKX discharge; details of filing not provided.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143503	XXXX 24M PHCH	CURR	03/15/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a promise to pay through the website each month between X/XXXX and X/XXXX. Servicer offered a repay plan through a letter in XX/XXXX; no response from borrower. Borrower began making monthly phone payments in XX/XXXX, and accepted a X-month repay plan in X/XXXX. Borrower made a phone payment in X/XXXX, and gave a promise to pay through the website in X/XXXX. Borrower verified payment receipt in XX/XXXX, and promised to make an online payment in X/XXXX.

REASON FOR DEFAULT:  Car repairs, excessive obligations, emergency home repairs

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred amounts noted. Modification included a XX-month FB plan between X/XX/XXXX to X/XX/XXXX; modification completion was contingent on the timely reception of all XX FB payments.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143274	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower confirmed intent to keep property in X/XXXX, and spouse gave a promise to pay through certified funds in X/XXXX. Servicer approved a X-month repay plan in X/XXXX, but borrower only made a partial payment that month and the plan was cancelled. Subsequent funds were not applied to the account as they were missing the loan number on the XXXX. Borrower reinstated in XX/XXXX and has since remained current. Last contact was in X/XXXX when spouse gave a promise to pay through the website.

REASON FOR DEFAULT: Payment increase after an escrow shortage, father-in-law passed away

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144486	XXXX 24M PHCH	CURR	04/01/2021	02/26/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed a X-month trial plan XXXXwith little contact. Final mod was delayed for ex-spouse signature and quitclaim deed; borrower maintained monthly payments throughout delay and remains current post-mod. Last contact X/XX/XXXX insurance claim inquiry.

REASON FOR DEFAULT: Divorce

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance. Docs were re-executed XXXXdue to notary error.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX was dismissed after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Loss draft iao $XXXX for wind/hail DOL XXXX  XXXX was released XXXX , claim is non-monitored due to current loan status.

433143428	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower maintained contact throughout delinquency starting XXXX , hardship due to temporary unemployment after illness and delay in disability benefits. Account is current since XXXXwith occasional ongoing contact for phone payment or account inquiry. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness, income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143375	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Payments are being made under a stip agreement. XX/XXXX A final mod is completed. Since the mod the account has been kept current with no significant activity recorded. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145175	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate a repayment plan was set up, details of the plan are not noted. No further workout was offered. Last contact X/XX/XXXX borrower called in and made a payment over the phone which posted same day.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: Comments indicate borrower has been discharged from a BK X, no further details noted.

PROPERTY: NA

433143949	XXXX 36M PHCH	BK13	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer is monitoring performing BK plan with no collection or legal activity. Borrower inquired about XXXX assistance options X/XX/XXXX, hardship details are not provided and call was transferred to BK department with no further contact. Account has been contractually current for the last X years.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed in XXXX. XX-month plan was confirmed Aug XXXX with $X arrearage claim.

PROPERTY: Property is owner occupied. No property issues noted.

433145049	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Welcome call completed X/XX/XXXX. Borrower hardship noted XX/XX/XXXX due to curtailment of income. Borrower declined financials X/XX/XXXX for workout. Borrower stated X/XX/XXXX work was slow. Borrower scheduled payment X/X/XXXX. No further contact noted.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $X,XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143880	XXXX 36M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to inquire why most of the payments go towards interest and the servicer explained they go by what's on the contract. The borrower requested a copy of the contract. No  further contact with the borrower and the loan has remained current. The borrower appears to be cooperative. The borrower also called in XX/XXXX asking to remove escrow but the loan has remained escrowed. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is unknown. No indication of existing damage or ongoing repairs.
433143670	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower called and stated mortgage was being assumed by spouse in Divorce settlement. He requested all information regarding Assumption be sent to mailing address and added co-borrower could be contacted through her Attorney.

REASON FOR DEFAULT: No recent payment default. However, prior RFD was noted on X/X/XXXX as excessive obligation.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XXX% for XX years, modified P&I $XXX, matures X/X/XXXX. No Deferred balance.

FORECLOSURE: No recent FC activity found. However, there was a prior FC closed X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.

433144339	XXXX 36M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: X/XXXX A payment is returned due to insufficient funds to reinstate. XX/XX/XXXX A repayment plan with a $Xk down payment is accepted. X/XXXX Plan is completed. Fairly regular notes follow with borrower making payment arrangements. No recent significant activity was found. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is referred to FC on X/XX/XXXX, reinstated via a repayment plan in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144047	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated in X/XXXX; source of funds is unknown. No contact again until X/XXXX when borrower asked about assistance, as son was going to be deployed. In XX/XXXX, borrower authorized his son on the account to get a lower interest rate, as son was a soldier; borrower was advised to refinance for a lower rate. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Servicing issue - servicer didn't allow auto-draft payments after loan transfer

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline not provided. Action was on hold in X/XXXX for a debt verification dispute.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144985	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No CH provided prior to XX/XXXX. Reinstatement quote requested as of XX/XX/XXXX, loan reinstated as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about escrow payment she sent on XX/XX/XXXX, borrower wanted it applied to principal balance instead, was advised of payment adjustment that XXXXresult of that action.

REASON FOR DEFAULT: Fraud on checking account and curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: Loan referred to FC as of XX/XX/XXXX, FC placed on hold as of XX/XX/XXXX for loss mit, FC closed as of XX/XX/XXXX due to reinstatement. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143991	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Repayment plan confirmation letter sent on XX/XX/XXXX, plan noted as broken as of XX/XX/XXXX. Repayment plan confirmation letter sent on XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested draft be cancelled, enrolled in ACH with draft of XX/XX/XXXX.

REASON FOR DEFAULT: Work was slow and temporary borrower unemployment.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143632	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on a X-month mod trial plan in X/XXXX. Modification was completed in XX/XXXX. No contact with borrower.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: Timeline not provided. Relief had been granted at a prior date, case was discharged X/XX/XXXX.

PROPERTY: Unknown occupancy
433143613	XXXX 24M PHCH	CURR	04/25/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower inquired about Stip to Mod X/XX/XXXX. Borrower reviewed account status X/X/XXXX. Mod workout sent to borrower X/XX/XXXX. Borrower upset with terms of offer X/XX/XXXX. Mod workout booked X/XX/XXXX. Servicer notes X/X/XXXX new Mod sent X/XX/XXXX; interest under charged. Borrower inquired about default letter X/XX/XXXX. Mod processed XX/XX/XXXX. Borrower inquired about Mod payments XX/XX/XXXX. Borrower upset XX/XX/XXXX with delinquency notices. Borrower stated X/X/XXXX did not need assistance due to XXXX. Borrower requested payoff X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  Borrower notes X/X/XXXX upcoming mediation which was adjourned to X/X/XXXX.  FC action closed/billed due to Mod workout.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144747	XXXX 24M PHCH	CURR	03/17/2021	02/25/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower struggled to maintain current payments in XXXX due to income curtailment. He completed a trial plan and received a loan mod in XXXX. Servicer has had limited contact with the borrower over the last X years with recent contact X/XX/XXXX regarding payment. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXXX.XX, matures/expires X/XX/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY:  Property is owner occupied with no issues noted.

433143414	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PR	XXXX	Reinstatement 1	BORROWER CONTACT: Escrow refund sent in X/XXXX. Only contact was in XX/XXXX when borrower made a phone payment

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX. Case was discharged in X/XXXX.

PROPERTY: Unknown occupancy
433145142	XXXX 36M PHCH	CURR	04/25/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX

BORROWER CONTACT:  Borrower requested a reinstatement quote in X/XXXX, and declined to provide a RFD. Servicer discussed short and long term assistance options in X/XXXX; borrower was dissatisfied with the loan type and terms. Borrower reinstated in X/XXXX. No contact again until X/XXXX when borrower made a phone payment. No further contact.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143353	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trail mod as of XX/XX/XXXX, final mod approved as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower made payment, processing fee was waived due to system issues.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history with sale date set for XX/XX/XXXX, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed on XX/XX/XXXX with completion of mod, Motion to dismiss FC filed on XX/XX/XXXX, Motion granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143299	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower is deceased, date of date is unknown. Xrd party (spouse) scheduled a payment on X/X/XX, was advised cannot disclose any information but can still process the payment, also advised to send in the executor of estate docs. Last contact was on XX/X/XX, Xrd party called to schedule a payment, also informed that her daughters received the borrower's estate when they were minors and that's why she makes the payments on the loan. Loan is current.

REASON FOR DEFAULT: Borrower death.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires unspecified. No deferred balance/PRA. $XX,XXX has been permanently forgiven.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX.

433144203	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	RI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Comments begin June XXXX with a trial approved by prior servicer, hardship and financials not provided. Account is performing since mod completion with occasional borrower contact for escrow and payment assistance.  Coborrower advised Nov XXXX that primary borrower is deceased and she is having difficult with payments. There is no record that she has returned the loss mitigation package and account remains current, last contact XX/X/XXXX.

REASON FOR DEFAULT: Death of borrower

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144313	XXXX 36M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Borrower requested online assistance XX/XX/XXXX.  Last borrower contact XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144911	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer notes X/XX/XXXX borrower on Stip to Mod with prior servicer; payments of $X,XXX.XX starting X/X/XXXX. Borrower hardship noted X/XX/XXXX due to loss of income. Plan confirmed kept X/XX/XXXX. Borrower inquired X/XX/XXXX why payment placed in suspense. Mod workout approved X/XX/XXXX which was booked X/XX/XXXX. No recent contact noted with borrower; last contact X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  Borrower advised of hazard claim X/XX/XXXX.  $XX,XXX.XX due to wind/hail damage; date of loss X/XX/XXXX.  Servicer notes X/X/XXXX funds endorsed/released to borrower, and action is noted as complete.

433143917	XXXX 36M PHCH	CURR	04/25/2021	03/18/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower asked servicer to remove the escrow line in X/XXXX, but servicer declined. Borrower continued to request LPI removal every few months, but didn't have HOI coverage. Borrower notified servicer of co-borrower death in X/XXXX. No further contact with borrower.

REASON FOR DEFAULT: No default

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433144133	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  No direct contact noted with borrower.  Borrower paying as agreed.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144231	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Modification was boarded in X/XXXX rolling the due date from XX/X/XXXX to X/X/XXXX

BORROWER CONTACT:  X/XX/XXXX stip plan sent to borrower with X payments of $X,XXX.XX, first payment due XX/X/XXXX, no down payment.   X/X/XXXX modification documents had ex-wife's name on them.  Borrower provided documentation on X/X/XXXX.   No contact with the borrower since the loan was modified.  Loan has been modified at least twice.

REASON FOR DEFAULT: Divorce.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX due at maturity.

FORECLOSURE: Active foreclosure in X/XXXX, at sale date, that was being postponed for loss mitigation.   Foreclosure was closed when modification boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144659	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower approved for X payment repayment plan in XX/XXXX, confirmation letter sent on XX/XX/XXXX, cancelled on XX/XX/XXXX per borrower request. Borrower noted a impacted by XXXX-XX in XX/XXXX, approved for repayment plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated they would make payment online the following week.

REASON FOR DEFAULT: Borrower unemployment and curtailment of income due to XXXX-XX.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X,XXX is eligible for forgiveness based on borrower performance with one third forgiven on each of the first, second and third anniversaries. Step Rate Mod includes the following terms: Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144840	XXXX 24M PHCH	CURR	04/03/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan after failing to make he X/XXXX and XX/XXXX payments but was able to make an additional payment in XX/XXXX bringing the loan current. Borrower stated on X/XX/XX that she thought ACH had started as reason for default. A X month repayment plan was approved and set up in XX/XXXX; plan completed in X/XXXX. Tax sale notice was received in X/XXXX; delinquent taxes were paid and account was converted to escrow. Last contact was in X/XXXX, Xrd party called in for payoff inquiry; no additional details.

REASON FOR DEFAULT: Borrower failed to make a couple of payments in XXXX because she thought ACH had started.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $X,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143856	XXXX 36M PHCH	CURR	04/04/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  Borrower and servicer discussed workout options in XXXX but appears borrower never returned workout packet.  Last contact XX/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XX.XX, matures X/X/XXXX.

FORECLOSURE: Loan was referred to FC X/XX/XXXX, FC canceled in X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143952	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was XX/XX/XXXX with the borrower changing the draft date. The previous default was due to servicing issue as the loan was transferred before the Mod data was updated in the system and it took a few months to complete implement the Mod terms

REASON FOR DEFAULT: The reason for default was a servicing issue.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX, Step X at X.XXX%, for XX years P&I $X,XXX.XX, matures XX/XX/XXXX. Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433144093	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. XX Payments post to the account in X/XXXX.

BORROWER CONTACT: X/XXXX Borrower is working with loss mit, a repayment plan is setup. XX/XXXX Plan is broken. X/XXXX After applying for a mod, borrower withdraws the application and reinstates the account without assistance. Since the reinstatement, the account has been kept current with no significant activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Medical issues. X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is referred to FC on XX/XX/XXXX, reinstated in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144118	XXXX 24M PHCH	BK13	04/01/2021	02/08/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Mod assistance was requested early in XXXX, borrower did not submit a complete package but accepted a X-month trial solicitation XXXX- XXXX . Trial and all post-mod payments have been paid timely, last contact X/XX/XXXX to confirm account status. No hardship is noted.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, plan documents not provided. POC was amended XXXX  XXXX to reflect mod terms and $X arrearage.

PROPERTY: Property is owner occupied. No property issues noted.

433144305	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: X/XXXX Payments are being made under a repayment plan. X/XXXX Plan is broken. X/XX/XXXX Borrower reinstates the account without assistance. Numerous notes follow regarding a corp advance dispute. Unclear if/when the dispute was resolved, but notes stop referencing the issue in X/XXXX. Borrower has not been very cooperative and has threatened lawsuits. The most recent contact was on X/X/XXXX with borrower requesting their pay history.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: XX/XX/XXXX File is referred to FC, reinstated X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144824	XXXX 24M PHCH	CURR	04/20/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Multiple prior mods from prior Servicers noted, most recent mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. Repayment plan confirmation letter sent on XX/XX/XXXX for X payment, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower called to request loan number, no other details provided.

REASON FOR DEFAULT: Husband was ill.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.XXX% for X years, modified P&I $XXX., matures XX/XX/XXXX.  Interest only payments for first X years. No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144249	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made contact XXXXto reinstate X payments, no hardship or financials provided. Account remains current with no ongoing contact since XXXXrequest to remove certified funds restriction, request approved.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143720	XXXX 36M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/XX/XXXX.  Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments.  Borrower called X/XX/XXXX to inquired about BK discharge. Borrower inquired about BK status XX/X/XXXX.  No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified P&I payments of $X,XXX.XX to start XX/X/XXXX; remaining terms not provided.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC prior BK staying action; details of referral not provided.  Judgment figures requested X/XX/XXXX. FC action placed on hold X/XX/XXXX due to XXXX.  FC action closed XX/XX/XXXX.

BANKRUPTCY: Loan noted to be in active BKXX status at start of history; details of filing not provided. BK discharged X/XX/XXXX.  Discharge review completed XX/XX/XXXX.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144345	XXXX 36M PHCH	CURR	05/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said would be making the payment online. The borrower appears to be cooperative. The loan has remained current since that time with regular on-time payments. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.XXX% for remaining term at $XXX.XX/mo. Term is XX years, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144089	XXXX 36M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Account was rolled forward in X/XXXX.

BORROWER CONTACT: Contact history starts in X/XXXX. X/XXXX Notes reference a mod that was approved by prior servicer. X/XXXX Mod is processed, no RFD is given. Regular contact follows with borrower making payments. The most recent contact was on X/X/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145005	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower and servicer set up a repayment plan on X/X/XXXX, plan is for X months no further details. Repayment plan canceled X/XX/XXXX per comments. Borrower on X/XX/XXXX stated payment mailed X/XX/XXXX with extra funds to cover the last fees. Nothing further discussed.

REASON FOR DEFAULT: Unknown

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144409	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated loan in XX/XXXX with a payment of $XX,XXX.XX covering the X/X/XXXX through XX/X/XXXX payments. Last contact XX/X/XXXX, borrower called to reset website password which servicer did, nothing further discussed.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: Loan referred to FC X/XX/XXXX, FC canceled XX/XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144131	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called and said they had a mobile deposit that didn't go though causing a payment to be returned. Agreed to arrange payment by phone. The borrower has not been responsive to attempts made after that. The loan is current and the borrower usually makes payments via the servicer's IVR. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to personal business being slow and due to a death in the family. The co-borrower also started a new job making less income. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144123	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:   No contact noted as loan has been current.

REASON FOR DEFAULT:  NA

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY:  Borrower was in a BK XX filed XX/XX/XXXX, servicer received MFR; date MFR granted unknown.

PROPERTY:  NA

433145329	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The loan has remained current since that time. The borrower appears to be cooperative and usually makes payments via the servicer's website. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

MODIFICATION: Non HAMP mod, first due X/X/XXXX, modified balance $XX,XXX.XX at X.XXXXX% for X years, modified P&I $XXX.XX for five years, maturity date X/X/XXXX. No deferred amount.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144194	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: XX/X/XXXX borrower called to make payment and stated funds were low.   XX/XX/XXXX borrower was unable to make payment on the weekend on the online system.

REASON FOR DEFAULT: No recent RFD, current loan.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.  Comment on X/XX/XXXX states that custodian and prior servicer was unable to locate prior modification.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143123	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: There is little borrower contact throughout XXXX delinquency from XXXX -XXXX , hardship due to car repairs and other bills. Borrower declined to pursue loss mitigation and has remained current since reinstatement XXXX XXXX, last contact X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144022	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has refused loss mitigation offers on at least X occasions. Last contact with the borrower was X/XX/XXXX about hazard claim.

REASON FOR DEFAULT: First RFD was X/XX/XXXX, excessive obligations.   X/XXXX borrower was disputing due date, which appears to relate to date payments posted and NSF payment.   On X/XX/XXXX RFD was home repairs.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX, due at maturity.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: Hazard claim filed XX/XX/XXXX for wind damage.  Check in the amount of $XXX.XX received XX/XX/XXXX.  Funds were sent to the borrower on XX/XX/XXXX, no inspection completed. Supplemental funds received by servicer on X/XX/XXXX in the amount of $X,XXX.XX, funds sent to borrower with no inspection.

433143186	XXXX 24M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has not been very responsive with minimal recent communication. XX/XXXX Borrower gets upset and hangs up on a call. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Late paycheck. XX/XXXX Unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, maturity left unchanged X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144497	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date advanced without payment in XX/XXXX due to mod. Variances in P&I due to varying amounts of principal curtailment payments.

BORROWER CONTACT: No CH prior to XX/XXXX. Mod from prior Servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested confirmation for tax payment made on XX/XX/XXXX and wanted to know what could be done if payment was not received by tax office, no other details provided.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness  based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144795	XXXX 24M PHCH	CURR	04/30/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: The only significant contact recorded was in X/XXXX, borrower reports they have experienced a cut in pay due to a change of employment, repayment plan details are discussed, but no notes found showing the plan was set up. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Change of employment.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $X,XXX, matures X/XX/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144061	XXXX 36M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower was on a trial mod plan that started in X/XXXX at the prior servicer. The last trial payment was short, then borrower had some NSF payments. Borrower asked about the mod status in XX/XXXX after a payment increase from an escrow shortage. Mod documents were sent to borrower for execution in XX/XXXX, making borrower delinquent after mod terms were applied later that month. Borrower made a promise to pay in X/XXXX, and reinstated the loan after a double payment. Borrower verified a payment had been mailed in X/XXXX, and made a phone payment in X/XXXX. Only other contact was in X/XXXX when borrower asked about a line of credit; servicer advised borrower to contact an originator.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted. Borrower executed the modification almost four months after the first modified payment was due, due to servicer delay in sending documents to borrower.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433144179	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date was rolled forward in X/XXXX

BORROWER CONTACT: X/XXXX Borrower wants to apply for a mod. X/XXXX A straight mod is approved and completed, no RFD is given. Since the mod, the account has been kept current with no significant activity noted. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Unspecified servicing issues.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX. XX/XXXX Notes reference contested matters.

BANKRUPTCY: No BK activity found.

PROPERTY: A claim check IAO $XX,XXX is received for storm damages in X/XXXX. X/X/XXXX Claim is unmonitored, funds are endorsed and released. Status of repairs is unknown.

433143978	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Recent contact with borrower is limited to payment arrangements and RFDs. No loss mit activity noted. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143459	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed a trial plan with prior servicer but failed to return mod docs due to she was out of town for more than a month. New docs were reissued and executed in XXXX XXXX, booked in XXXXshort one payment. Account remained rolling XX-delinquent until cured XXXX , no updated hardship provided. Borrower has paid timely last XX months, last contact X/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX was dismissed XXXXafter modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower advised of unspecified damage to home X/XX/XXXX, no further details are noted about property condition or repairs.

433143717	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Loan has been current since mod processed in X/XXXX. No contact with borrower documented since XXXX. Loan remains current.

REASON FOR DEFAULT:  N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred amount of $XX,XXX.XX is not eligible for forgiveness. Mod signed date was X/X/XXXX but had correction so servicer didn't receive final signed docs until X/XX/XXXX, with first due X/X/XXXX. Servicer processed mod in X/XXXX.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

433144263	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan modification boarded in X/XXXX rolling due date from XX/X/XXXX to X/X/XXXX, then X payments were applied.

BORROWER CONTACT: X/X/XXXX borrower called to advise he had his own insurance.  Only other contact has been borrower making payments.

REASON FOR DEFAULT: No RFD, current loan.

MODIFICATION:  NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures XX/X/XXXX.  No deferred balance.  Modification signed after first due date.

FORECLOSURE:  No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143411	XXXX 24M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact noted and no loss mit offered.

REASON FOR DEFAULT: Unknown

MODIFICATION:  Loan has not been modified. Current loan terms correspond to the original Note terms, including maturity date.

FORECLOSURE: Comments indicate there was an active FC, date referred unknown.  Dated dismissed X/XX/XXXX.

BANKRUPTCY: Comments indicate there was a BK XX date filed unknown.  Dismissed XX/XX/XXXX, unknown case number.

PROPERTY: NA

433143592	XXXX 24M PHCH	CURR	05/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, closed as of XX/XX/XXXX due to non-performance. Borrower made reinstatement payment as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about corporate advance refund request, refund request was submitted.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: N/A.

FORECLOSURE: Appears loan was in active FC and on hold for loss mit at start of contact history, FC closed as of XX/XX/XXXX, Motion to dismiss FC filed on XX/XX/XXXX, granted on XX/XX/XXXX. Loan referred to FC on XX/XX/XXXX, service completed as of XX/XX/XXXX, FC closed as of XX/XX/XXXX due to reinstatement, Motion to dismiss FC filed on XX/XX/XXXX, granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143244	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Variances in P&I due to varying amounts of principal curtailment payments.

BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X%, modified P&I $XXX, maturity date not provided. No deferred balance noted. $XX,XXX or the combined principal balance of $XXX,XXX was permanently forgiven at time of mod.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143792	XXXX 36M PHCH	CURR	05/01/2021	03/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date was rolled forward in X/XXXX.

BORROWER CONTACT: X/XXXX Borrower is working with loss mit, docs are being submitted. A mod is completed in X/XXXX. Since the mod the account has been kept current with no loss mit activity noted. The most recent contact was on X/XX/XXXX, the borrower reports they were just in a car accident and their payment might be late.

REASON FOR DEFAULT: X/XXXX Unemployment. X/XXXX Illness of mortgagor ,and curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account referred to FC in X/XXXX, reinstated via a mod in X/XXXX.

BANKRUPTCY: History indicates the account was previously discharged from BK (no details provided).

PROPERTY: No property issues found.

433144886	XXXX 24M PHCH	CURR	04/27/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Repayment plan approved in XX/XXXX, however, borrower reinstated loan instead of accepting the plan. Last contact on XX/XX/XXXX, borrower stated would make payment as soon as she was paid.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: Missing a mod to match the current loan terms. Unsigned copy of a temp mod, dated X/X/XXXX, first mod payment due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX months then XX mos at X.XXX%, then X.XX% for XXX mos, mod P&I $XXX.XX, then $XXX.XX, then $XXX.XX for remaining term, maturity date X/XX/XXXX. No deferred amount. The temp mod expires with the X/XX/XXXX payment.

FORECLOSURE: FC started on XX/XX/XXXX.  FC closed and billed on XX/XX/XXXX due to reinstatement.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.  Owner occupied per notes on X/XX/XX.

433143254	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower on X/X/XXXX, requesting assistance. RFD was curtailment of income. Borrower never responded to RRP offered.

REASON FOR DEFAULT:  Borrower has stayed more in touch with the servicer in XXXX. Last RFD was on X/XX/XXXX, out of work for X weeks due to XXXX,

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures XX/X/XXXX.  $XXX,XXX.XX was forgiven.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143119	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: XXX delinquency in XXXX was due to slow receivables for self-employed borrower. Account is current since reinstatement XXXXwith no contact since X/XX/XXXX inquiry about XXXX XXXX form.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX. Mid includes deferred balance iao $XX,XXX.XX.  This amount was forgiven in X/XXXX, per docs in loan file.  As such, it has been removed from the mod terms.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143304	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked for the loan number in X/XXXX, and requested a verification of mortgage in XX/XXXX. Borrower called about insurance coverage and premiums in X/XXXX. No further contact.

REASON FOR DEFAULT: not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144490	XXXX 24M PHCH	CURR	06/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is working with loss mit, a stip to mod is approved, no RFD is given. XX/XXXX A final mod is completed. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Plan is canceled. Borrower has been cooperative. The most recent contact was on X/XX/XXXX, borrower wants to lower their interest rate, mod application process is discussed.

REASON FOR DEFAULT: X/XXXX XXXX . X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: FC is active when the history starts in X/XXXX. Reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144430	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to inquire why ACH payments stopped and was advised due to forbearance. The notes indicate a repayment plan offered in X/XXXX due to XXXX. The borrower said would make payments via the website. The loan was modified in X/XXXX and has remained current since that time. The notes also indicate the borrower XXXXbe deceased based on conversations with a third party in X/XXXX. But more recent notes reference borrower calls. Unclear if borrower is deceased. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to X/XXXX when a modification was completed. The foreclosure was then dismissed. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144449	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date advanced without payment in XX/XXXX due to mod.

BORROWER CONTACT: No CH prior to XX/XXXX. Mod from prior Servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called for amount due and how to enroll ACH, was advised on process and sent enrollment form.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433145054	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower called to make payments, RFD: multiple factors. Borrower brought loan current in X/XXXX. X/XX/XXXX borrower inquired about XXXX relief options but never applied.

REASON FOR DEFAULT: Very little contact with borrower other than making payments.   Borrower has never provided a reason for default.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145196	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed a repay plan approved by prior servicer with no contact throughout plan, arrears cured XXXX . Loan remains current with no ongoing contact since XX/XX/XXXX, no hardship is noted.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144186	XXXX 24M PHCH	BK13	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring plan performance with no borrower contact last X years, hardship unknown. Account has been contractually current post-mod.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX was dismissed after modification.

BANKRUPTCY: BKX filed XXXX XXXX was discharged XXXX  XXXX. BKXX filed XXXX XXXX, plan and POC documents not provided. Objection to plan was resolved through mediation, court approved modification XXXX  XXXX, plan was confirmed XXXX .

PROPERTY: Property is owner occupied. No property issues noted.

433144474	XXXX 36M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal curtailment payment of $XXX.XX was made in XX/XXXX and XX/XXXX.

BORROWER CONTACT: No CH prior to XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested a copy of loan mod.

REASON FOR DEFAULT: Curtailment of income and borrower thought he made payment already.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Tax sale scheduled for XX/XX/XXXX as of XX/XX/XXXX, check for delinquent taxes mailed as of XX/XX/XXXX, payment confirmed as received as of XX/XX/XXXX. No other property issues noted.

433144286	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: Curtailment of income and borrower couldn't log into account.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $X,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144134	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, the authorized spouse called in to make a payment over the phone and said would be setting up ACH payments. No further contact despite noted attempts by the servicer. The borrower appears to be cooperative. The loan was modified in XX/XXXX after successfully completing a trial plan. The loan is current but had a brief period of delinquency in the last XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years and X months, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to XX/XXXX when a modification was completed. The foreclosure was dismissed at that time and no further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145302	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No CH provided between XX/XX/XXXX and XX/XX/XXXX. Appears loan was in active loss mit at start of contact history with trial mod payments completed as of XX/XXX/XXXX, final mod approved as of XX/XX/XXXX, no other details provided. Borrower approved for repayment plan in XX/XXXX, confirmation letter sent as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower death noted as RFD in XX/XXXX, no other details provided. Borrower inquired about XXXX assistance in XX/XXXX, advised account needed to be current, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party wanted to make payment over the phone, was denied and advised to register for online account and set up ACH and E-bill for the account.

REASON FOR DEFAULT: Borrower illness and borrower death.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.X%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted. $XX,XXX of $XX,XXX was forgiven at time of mod.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143913	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower made a double payment in XX/XXXX to reinstate the account, and has since remained current. Only contact since then has been during phone payments. Last contact was in XX/XXXX when borrower verified the UPB and escrow balance.

REASON FOR DEFAULT: Excessive obligations, A/C and car repairs

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433144992	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  No direct contact noted with borrower.  Borrower paying as agreed.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144710	XXXX 24M PHCH	CURR	04/20/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Prior CHXX BK filed in XXXX per documents provided. Borrower received prior loan mods in XXXX, XXXX and again in XXXX. RFD was income curtailment. Servicer has had limited contact with the borrower over the last X years with last contact X/X/XXXX with general questions. Loan has been up to XX days delinquent in the last XX months and has been paid as agreed for the last XX months.

REASON FOR DEFAULT: Unknown

MODIFICATION: I/O STEP RATE, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for X years, I/O payment XXX.XX, matures/expires X/XX/XXXX.  No deferred balance noted.  Step X: rate of X% with P&I XXX.XX beginning X/XX/XXXX; Step X: rate of X% with P&I $XXX.XX beginning X/XX/XXXX; Step X: rate of X% with P&I $XXX.XX beginning X/XX/XXXX; Step X: rate of X.XXX% with P&I $XXX.XX beginning X/XX/XXXX until maturity.

FORECLOSURE: No FC activity noted

BANKRUPTCY: Prior CHXX BK filed in XXXX.  Unable to verify filing or dismissal date from documents.  POC $XXX,XXX.XX

PROPERTY: Property is owner occupied with no issues noted.
433144303	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: No contact with the borrower other than making payments.

REASON FOR DEFAULT: No RFD, loan is current.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance.  Modification signed after first due date.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144175	XXXX 24M PHCH	CURR	05/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on X/X/XXXX, a missing year end statement being discussed.

REASON FOR DEFAULT: X/XXXX Unable to pay online.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145053	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/X/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the loan terms and inquired about the maturity date. Discussed the modification from XXXX. The loan has remained current for the past XX months with regular on-time payments. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Mod includes deferred balance iao $XX,XXX.XX.  Docs in file show this amount was forgiven in XXXX, for that reason, the deferred balance has been removed from the mod data.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144157	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance in XX/XXXX and wanted to set up on repayment plan, no other details provided. Borrower inquired about mod review in XX/XXXX, mod application packet was sent to borrower as of XX/XX/XXXX, no other details provided. Loan reinstated as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to inform that they received a letter for their property, but that the letter also included information for another person's loan.

REASON FOR DEFAULT: Borrower illness and curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC sale scheduled for XX/XX/XXXX as of XX/XX/XXXX, FC closed as of XX/XX/XXXX due to reinstatement, Motion to dismiss FC filed on XX/XX/XXXX, granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144425	XXXX 36M PHCH	BK13	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Comments begin June XXXX with account recently modified by prior servicer, no hardship or financials noted. Servicer is monitoring performing BK with no borrower contact in the last X years.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed in XXXX, plan copy was not provided. Account is contractually and post-petition current since Mod completion.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143225	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to reinstate in X/XXXX. Servicer offered a repay plan in X/XXXX and in X/XXXX, but borrower declined both plans. NSF payment in X/XXXX, and the authorized spouse reinstated in XX/XXXX. Spouse has made all the subsequent payments, and usually paid by phone. Spouse verified servicer receipt of insurance renewal in X/XXXX. Last contact was a promise to pay in XX/XXXX.

REASON FOR DEFAULT: marital difficulties, borrower working extra hours

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted. The modification was executed over two years after the first pay due date; unable to determine why.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144879	XXXX 24M PHCH	CURR	03/27/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/X/XXXX, borrower submitting offer to settle loan, unable to determine if borrower ever submitted anything. Appears there is a cease and desist letter on file. No other contact with the borrower.

REASON FOR DEFAULT: Borrower did not supply RFD on only contact in X/XXXX

MODIFICATION: Missing. Court order filed X/XX/XXXX authorizing debtor and creditor to negotiate a modification. Located amended POC and order stating the estimated terms of the mod but no signed mod found with final terms.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: Borrower filed BKXX X/XX/XXXX, case dismissed for failure to file information on X/XX/XXXX. Borrower filed BKXX again on X/XX/XXXX. Notes state case was discharged but date unknown.

PROPERTY: No evidence of property damage.

433144276	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in but disconnected after verifying information. No further contact with the borrower since that time. The loan has remained current with regular on-time payments. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.XX% for remaining term at $XXX.XX/mo. Term is XX years, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143676	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer offered a X-month trial mod plan in X/XXXX, which borrower accepted. Borrower sent executed mod documents in XX/XXXX, and modification was completed in X/XXXX. Borrower requested a late charge waiver in XX/XXXX. No further contact. Subsequent payments were made through the website.

REASON FOR DEFAULT: Not provided. Borrowers are divorced

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline was not provided; case was in mediation but was on hold for loss mitigation as of X/XXXX. Case was released from mediation XX/XX/XXXX. Case was dismissed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144262	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower asking why she was getting a call from the servicer. The loan was in a contested foreclosure that was dismissed upon completion of the Mod. Minimal contact with the borrower.

REASON FOR DEFAULT: The latest reason for default was illness of borrower, prior was excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XX.XX, and matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: The loan was in a contested foreclosure that was dismissed upon completion of the Mod.

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433144201	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to advise they changed insurance companies. Also discussed what to do with the refund from the prior insurance company. The borrower appears to be cooperative. No further contact with the borrower since that time. The loan was modified in X/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: The RFD last updated in X/XXXX was due to the borrower thinking the account was on ACH when the loan transferred. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143796	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Borrower reinstated X payments April XXXX, delinquency due to incorrect payment amounts were being drafted after a payment increase. Account is performing since cured with no borrower contact except for X/XX/XXXX request for year end statement.

REASON FOR DEFAULT: Servicing issue

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144926	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	Yes	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: No CH provided prior to XX/XX/XXXX. No loss mit activity noted. Borrower deceased, per conversation on XX/XX/XXXX, wife has yet to provide probate documents, no other details provided. Last contact on XX/XX/XXXX, third party called to make payment.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144812	XXXX 24M PHCH	BK7	04/07/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive throughout XXXX chronic delinquency after multiple broken promises in XXXX XXXX, hardship due to excessive obligations for son's college tuition. Account is XXXX delinquent since reinstatement XXXXdue to XXXXpayment, borrower advised at last contact XX/XX/XXXX that this was due to oversight.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: TEMP IO mod, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for X years then return to note rate, modified IO $XX.XX, maturity not specified, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX was discharged on unknown date. Servicer received notice of BKX filing XXXX XXXX, case details and documents not provided.

PROPERTY: Property is owner occupied. No property issues noted.

433144254	XXXX 24M PHCH	BK13	06/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring plan performance with no legal activity or borrower contact in the last X years, hardship unknown. Account is contractually current since XXXX .

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, plan and POC not provided. Trustee Notice of Final Cure filed XXXX , discharge order not yet entered.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144193	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XXXX XXXX with borrower performing on a X-month trial, hardship and financials are not noted. Account is current since mod was booked XXXX XXXX with little borrower contact. Last contact X/XX/XXXX inquiry about deferred balance.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance is not eligible for forgiveness.

FORECLOSURE: Foreclosure initiated prior to XXXX XXXX was dismissed after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144128	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower gave a promise to pay through the website in XX/XXXX and in XX/XXXX. Borrower declined a repay plan offer in X/XXXX. Borrower verified the due date and sent insurance policy documents to servicer in XX/XXXX. No further contact with borrower.

REASON FOR DEFAULT: Income curtailment; spouse was ill for two weeks and didn't work

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143715	XXXX 36M PHCH	CURR	04/01/2021	02/26/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Borrower is discharged from BK in X/XXXX. Since the discharge the account has been kept current. No contact with borrower was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: FC is stayed by BK when this history starts in X/XXXX, closed after BK discharge in X/XXXX.

BANKRUPTCY: Account is in BK when this history starts in X/XXXX, discharged X/XX/XXXX.

PROPERTY: No property issues found.

433144188	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified X/X/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments.   Borrower stated X/XX/XXXX had Mod agreement with prior servicer; borrower deceased.  Xrd party stated X/XX/XXXX would send copy of assumption agreement; confirmed received X/X/XXXX.  Mod workout sent to Xrd party X/X/XXXX which was booked X/XX/XXXX. Borrower made general inquiry XX/X/XXXX. XXXX notes as executor of interest.  Xrd party X/XX/XXXX inquired if loan escrowed; again X/X/XXXX. Xrd party stated X/X/XXXX assumption should have been completed on loan.  Xrd party stated X/XX/XXXX would seek attorney.  Servicer stated XX/XX/XXXX still reviewing if prior assumption completed. Xrd party stated X/X/XXXX following up on assumption; stated cancelled due to insufficient documents provided.  Last borrower contact X/X/XXXX.

REASON FOR DEFAULT: Borrower death.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC at start of history; referred X/X/XXXX.  Complaint filed X/XX/XXXX.  Service completed X/XX/XXXX.  FC action placed on hold X/XX/XXXX due to loss mitigation efforts.  FC action closed/billed after Mod workout booked X//XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144135	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Notes start in X/XXXX. Borrower made a phone payment in X/XXXX and in X/XXXX during an active BK case. BK courts had approved prior servicer to attempt loss mitigation during the BK case. Borrower forwarded a copy of the modification approved by the prior servicer. Mod terms were applied to the account in XX/XXXX. Borrower requested a XXXX statement in X/XXXX, and asked why interest amount was so low. Borrower asked about LPI and the premium amount in X/XXXX.  BK case was discharged in X/XXXX. Borrower asked about insurance billing in XX/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX, discharged in X/XXXX

PROPERTY: Owner occupied

433144097	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower letting the servicer know they were shopping for another insurance policy. The loan was in foreclosure and was dismissed upon the completion of the Mod. The borrower had a previous Chapter XX Bankruptcy that was dismissed in early XXXX. Minimal contact with the borrower

REASON FOR DEFAULT: The latest reason for default was not provided.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC active activity found. The loan was previously in foreclosure that was dismissed upon completion of the Mod.

BANKRUPTCY: No active BK activity found. The borrower had a previous Chapter XX Bankruptcy that was dismissed in early XXXX.

PROPERTY: No property conditions found

433144633	XXXX 36M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. X/X/XXXX and X/X/XXXX principal reductions in the amount of $X,XXX.XX per the terms of the modification. Modification boarded X/XXXX rolling due date from XX/X/XXXX to X/X/XXXX, then X payments posted, plus principal reduction.

BORROWER CONTACT: X/XX/XXXX borrower called to confirm payment was received.  Borrower pays in the month due, but after the grace period.  X/XX/XXXX borrower stated income was impacted, no details. XX/X/XXXX borrower inquiring about XXXX relief programs.  Borrower never submitted paper work and has made monthly payments.

REASON FOR DEFAULT: Reduction in income due to XXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX, of which $X,XXX.XX forgivable based on borrower performance. Two reductions have already been made.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

 PROPERTY: No evidence of property damage.

433143370	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower and servicer on X/XX/XXXX started discussing workout options. As of X/XX/XXXX servicer received a workout packet as of X/XX/XXXX servicer set up a trial FB plan for X months with payments of XXX.XX. loan was modified in X/XXXX. Last contact X/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Illness of borrower

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: Loan referred to FC X/XX/XXXX and canceled X/X/XXXX due to MOD.

BANKRUPTCY: Borrower was active in a BK XX, date filed unknown, BK was discharged, date discharged not noted.

PROPERTY: NA

TITLE ISSUES: Comments indicate there was a title issue in the FC action, property is a mobile home and comments indicate title must be surrendered and canceled. No further details noted.
433144498	XXXX 36M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal curtailment payment of $X,XXX.XX made in XX/XXXX.

BORROWER CONTACT: No CH prior to XX/XXXX. Reinstatement quote requested on XX/XX/XXXX, reinstatement funds received as of XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about how to get loan refinanced, advised to apply with another lender.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history, Judgment entered as of XX/XX/XXXX. Loan referred to FC by current Servicer as of XX/XX/XXXX, FC sale scheduled for XX/XX/XXXX as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with reinstatement of account. Motion to dismiss FC filed on XX/XX/XXXX, granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144463	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/X/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask why the payments increased and was told it was due to escrow shortage and provided options for lower payments. No further contact and the loan has remained current. The borrower appears to be cooperative and usually makes payments via the servicer's website. The loan was modified in X/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations and having extra family living with them. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the modification completed in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143256	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: X/XX/XXXX borrower requesting escrow analysis.

REASON FOR DEFAULT:  No RFD needed, loan current.

MODIFICATION:  NON HAMP MOD, first pay due X/X/XXXX, modified UPB $XXX,XXX at X% for remaining term, modified P&I $XXX.XX.  No deferred or PRA.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144205	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Comments on X/XX/XXXX indicate servicer sent preapproved MOD to borrower, as of X/XX/XXXX servicer received all required documents for review.  STIP plan set up X/XX/XXXX with payments of $XXXX starting XX/X/XXXX for X months; plan was completed.  Loan modified in X/XXXX, borrower financially qualified.  Borrower on X/XX/XXXX called in the discuss the hazard claim they filed on X/XX/XXXX. and to see what is covered by the policy.  Servicer advised what is covered, as of X/XX/XXX claim denied.  Comments do not indicate type of damage.  It appears loan has forced place hazard insurance.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: Comments indicate there was an active FC, date referred unknown.  Dismissed X/XX/XXXX due to MDO.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433145184	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: No CH provided from XX/XXXX to XX/XX/XXXX. Mod from prior servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired why account is not being report to credit bureau, was advised that due to discharged BKX on loan, Servicer is not allowed to report out on the loan.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures XX/XX/XXXX. Deferred balance iao $X,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted as of XX/XX/XXXX, date filed, case number and date discharged not provided. No other BK activity noted.

PROPERTY: No property issues noted.
433144885	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: History starts in X/XXXX. Regular contact with borrower is recorded disputing various items. X/XXXX Disputing name on the account. X/XXXX Disputing escrow balance. XX/XXXX Disputing fees. XX/XXXX Disputing account status. No notes found showing the borrower submitting any disputes in writing. The most recent contact was on X/XX/XXXX borrower wishes to dispute FC fees on the account.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. XX/XXXX Husband is at sea.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143538	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Payments made via the website. Last contact on XX/XX/XXXX, borrower advised would be able to keep the loan current.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, work has slowed down.

MODIFICATION: HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of which $XXX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.   Owner occupied per notes on XX/XX/XXXX

433144429	XXXX 36M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: No CH prior to XX/XXXX. Mod from prior Servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about shortage on account and why account was not being reported to credit bureau. Borrower was advised it wasn't being reported due to lack of reaffirmation after BKX. A task was opened to address out of cycle escrow.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted in XX/XXXX. BK filing date, discharge date and case number not provided. No other BK activity noted.

PROPERTY: No property issues noted.
433144508	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on X/XX/XXXX indicate servicer canceled repayment plan due to non performance, unable to determine when plan was offered. Last contact X/XX/XXXX borrower was confused over the XX and XX they received, servicer advised to disregard the XX and fill out the XX. Nothing further discussed.

REASON FOR DEFAULT: Curtailment of Income

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143264	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Foreclosure was at sale date when borrower filed an answer, which appears to be only a stall tactic as they then reinstated with no discussion of loss mitigation or settlement.

REASON FOR DEFAULT: No loss mitigation communication with the borrower.   All correspondence regarding reinstatement via attorney and no contact with the borrower since other than making payments.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X, modified P&I $XXX.XX.  $XX,XXX.XX was forgiven.

FORECLOSURE: Referred to foreclosure in X/XXXX, but borrower reinstated in XX/XXXX.  Foreclosure was at sale date.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143529	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as impacted by XXXX-XX in XX/XXXX and requested assistance, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower made payment.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Appears loan was in active BKXX at start of contact history, discharged in XXXX. Filing date not provided. No other BK activity noted.

PROPERTY: No property issues noted.

433144958	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Borrower called to confirm payment X/XX/XXXX.  No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143265	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for mod assistance in X/XXXX, but review was closed in X/XXXX for missing documents. Borrower applied for HHF unemployment assistance in X/XXXX. Borrower was denied HHF unemployment assistance in XX/XXXX, but was approved for HHF reinstatement assistance in X/XXXX. Loan reinstated that month. Last contact with borrower was a phone payment in X/XXXX.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline was not provided.  Several hearings were continued to allow borrower time to apply for loss mitigation. A hearing was completed X/XX/XXXX, and a sale was scheduled for X/XX/XXXX, but a loss mit hold was entered in X/XXXX. Loan reinstated in X/XXXX, case was dismissed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144358	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made monthly phone payments, but began struggling with NSF payments in XX/XXXX. Borrower would reinstate most of the NSF payments, but didn't reinstate the X/XXXX payment until the following month. Borrower asked about a lack of credit reporting in X/XXXX, and servicer verified no credit reporting through X/XXXX due to XXXX. Borrower asked about a payment increase in X/XXXX due to an escrow shortage. Last contact was in X/XXXX to discuss NSF payments; borrower had NSF payments in between X/XXXX and X/XXXX.

REASON FOR DEFAULT: Not provided

MODIFICATION: STEP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144168	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  When comments start loan was under review for inflight mod, noting that borrower completed trial mod prior to transfer. Details of mod were obtained from prior servicer and mod agreement mailed to borrower in X/XXXX, implemented in XX/XXXX. No contact with borrower prior to mod being sent out, which appears to have caused a delay with returning the agreement. Contact with borrower in XX/XXXX confirmed details of mod and advised the final executed mod would be mailed to the borrower.  The following month, XX/XXXX, borrower called in, advised that loan was five months past due, borrower explained that he was waiting for the final executed mod before he started making payments, borrower expressed frustration that servicer agreed to mod without discussing with him. Borrower submitted reinstatement funds XX/XX/XXXX. No further contact with borrower, who has maintained current payments since reinstatement.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: Comments indicate loan was active in FC date referred unknown, FC dismissal filed in XX/XXXX, once mod was booked.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433145011	XXXX 36M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/X/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to advise they are planning to sell the home and asked for a payoff. Did not yet have a real estate agent. No further contact since that time and the loan has remained current. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $X,XXX.XX/mo. Term is XX years, matures X/X/XXXX. Mod includes deferred balance iao $XX,XXX.XX, which was not eligible for forgiveness.  Docs in file show this amount was forgiven.  As such, the deferred balance has been removed from the mod data.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143433	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to follow up on the status of the final modification having recently completed the trial period. Was advised it was submitted for review. The modification was completed in XX/XXXX and has remained current since that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XXX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the modification completed in XX/XXXX. The foreclosure was dismissed at that time. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145281	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative. The borrower has also filed multiple credit reporting disputes via e-oscar since X/XXXX. The borrower also indicated in XX/XXXX that the home was for sale at one point but the sale was delayed. No indication of reporting errors. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: The borrower sated in X/XXXX that missed payments were just an oversight. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143989	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower filed CHXX BK in XXXX with case discharging in XXXX. Borrower was granted a BK loan mod effective X/X/XXXX. Servicer made numerous payment adjustments XX/XXXX to account for the correct loan mod balance resulting in due date advancement. Servicer has had very limited contact with the borrower with last contact X/XX/XXXX regarding payments with ATP. Loan is contractually current.

REASON FOR DEFAULT:  N/A

MODIFICATION: BK MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE:  FC reactivated upon BK discharge in XXXX and closed due to loan mod.

BANKRUPTCY: Prior CHXX BK filed in XXXX and discharged in XXXX.

PROPERTY: Property occupancy is non-owner. Comments indicate step daughter occupies the property. No issues noted.
433143747	XXXX 36M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Variances in P&I due to varying amounts of principal curtailment payments.

BORROWER CONTACT: Mod from prior servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated there was a pending payment, was advised no info on payment yet, no other details provided.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance provided. Step Rate Mod includes the following terms: Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143149	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Door knock attempts noted. Borrower hardship noted X/XX/XXXX due to curtailment of income; rental issues. Servicer confirmed loan status X/XX/XXXX. Borrower inquired about fees due X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.  $XXX,XXX.XX permanently forgiven at time of agreement.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  Legal notes X/XX/XXXX court delay to judgments (X-X months) which was filed XX/XX/XXXX.  FC action resumed X/XX/XXXX after loss mitigation hold.  Judgment entered XX/XX/XXXX. FC sale scheduled for X/XX/XXXX. FC sale postponed X/XX/XXXX.  FC action closed X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Servicer notes X/XX/XXXX loss draft claim; details not provided.
433143604	XXXX 24M PHCH	CURR	04/25/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact. No attempt to contact.

REASON FOR DEFAULT: No payment default in past year.

MODIFICATION: STEP NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX% for X year, modified P&I $X,XXX, matures X/XX/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No Property occupancy or condition comments found.

433143238	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Account is in FC. X/XXXX Borrower submits a mod application. X/XXXX A stip to mod is approved. X/XXXX A final mod is processed. Since the mod, minimal contact has been recorded. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when history starts in X/XXXX. Reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: XX/XX/XXXX A claim check IAO $XX,XXX is received for falling objects and wind/hail damage that occurred on X/XX/XXXX. X/XX/XXXX Claim check is endorsed and released.  No notes found confirming if/when repairs were completed. A notice of code violation was also received by the servicer on XX/X/XXXX for unknown.

433145085	XXXX 24M PHCH	CURR	04/01/2021	12/21/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Low balance loan, current for past XX months. Limited contact with borrower, RFD is N/A.

REASON FOR DEFAULT:  N/A

MODIFICATION: N/A

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:   Owner occupied

433144670	XXXX 24M PHCH	CURR	05/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower submits a mod application. XX/XXXX Account is under review for the mod, it is unclear if/when the mod was denied but notes stop referencing the mod application in XX/XXXX. Recent contact has been limited to payment arrangements. The most recent contact was on X/X/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Borrower works on commission.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X.XXX% for X years, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144082	XXXX 36M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: XX/XX/XXXX borrower updated email address and servicer advised to ignore billing statement as loan was paid in advance.

REASON FOR DEFAULT: No RFD necessary as loan is current.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.   Loan modification signed after first due date.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144120	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. No PH provided prior to XX/XXXX.

BORROWER CONTACT: No CH prior to XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, web chat, borrower informed of ACH and E-bill and disbursement towards insurance.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143855	XXXX 36M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower applied for mod assistance in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. Borrower made the trial payments by phone, and a modification was completed in XX/XXXX. Borrower made a phone payment in X/XXXX, and promised to pay through the website monthly between X/XXXX and X/XXXX. No contact again until X/XXXX when borrower had an NSF payment that was reinstated the same month. Last contact was in X/XXXX when borrower verified payment receipt.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143736	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Modification boarded X/XXXX rolling due date from X/X/XXXX to X/X/XXXX.

BORROWER CONTACT:   Servicer had to contact borrower numerous times to have them sign and return the modification documents.  X/XX/XXXX borrower asked that late fee be waived, which it was.  Payment was made in the month due, but after the grace period.  X/X/XXXX borrower questioning the increased in escrow payments.

REASON FOR DEFAULT: No RFD, current loan.

MODIFICATION: STEP RATE], first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX due at maturity.  Modification signed after first payment date.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence or property damage.

433145075	XXXX 36M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Plan is kept. No other loss mit activity noted. Borrower has been cooperative with regular contact to discuss payment arrangements and give RFDs. The most recent contact was on X/XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor and unemployment. XX/XXXX Spouse is not working. X/XXXX Insufficient income. X/XXXX Pandemic. X/XXXX Curtailment of income.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143658	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower stated X/X/XXXX waiting for taxes to make payment. Borrower hardship noted X/X/XXXX due to medical issues; going to court for child support and health insurance. Borrower stated X/XX/XXXX affected by government shutdown. Borrower stated X/XX/XXXX out of work due to illness; will pull funds from XXXk. Borrower stated X/XX/XXXX medical issues caused income to be short. Repayment plan offered X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Borrower called to stop double payment X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness.  Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433145127	XXXX 24M PHCH	CURR	04/25/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower to provide insurance information to remove LPI from the loan. The borrower appears to be cooperative. The loan was modified in X/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD prior to the loan modification as due to a reduction in income. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred balance or PRA.

FORECLOSURE: The loan was in foreclosure prior to the modification completed in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145298	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was in active FC when boarded in X/XXXX. Borrower contacted the servicer on X/XX/XXXX to get RI quote and was current by X/XX/XXXX. RFD not captured. Loan has been current since then. In X/XXXX loan was current but borrower called in, RFD was medical bills related to illness of family member.

REASON FOR DEFAULT:  Family illness, medical costs

MODIFICATION: N/A

FORECLOSURE:  FC had been initiated but was cancelled after reinstatement in X/XXXX.

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied.

433144251	XXXX 36M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified X/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments.  Borrower stated X/XX/XXXX want to apply for Mod. X-month Stip to Mod offered X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Mod workout booked X/XX/XXXX.  Borrower inquired about credit reporting X/XX/XXXX.  Borrower stated X/XX/XXXX not working due to pandemic.  X-month repayment plan offered X/XX/XXXX.  Borrower inquired about refinance X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX

FORECLOSURE: Loan noted to be in FC at start of history; referred X/X/XXXX. Complaint filed X/X/XXXX. Service completed X/XX/XXXX. Judgment submitted to court X/XX/XXXX; entered X/XX/XXXX.  FC action placed on hold X/XX/XXXX due to loss mitigation efforts.  FC action closed/billed after Mod booked X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted. pay history not provided.
433144774	XXXX 24M PHCH	CURR	03/27/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called about a missed payment in XX/XXXX, and promised to reinstate the following month. No further contact. Borrower made a double payment in XX/XXXX and has since remained current.

REASON FOR DEFAULT: Not provided

MODIFICATION: STEP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred amounts noted. Step X: X.XX%, rate change date X/XX/XXXX, P&I $XXX.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144944	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Skip trace efforts noted X/X/XXXX. Borrower advised X/XX/XXXX on special FB with prior servicer due to storm. Borrower called X/XX/XXXX to confirm payment. Borrower hardship noted XX/XX/XXXX due to curtailment of income. Borrower inquired about payment application X/XX/XXXX. Borrower inquired about collection call X/X/XXXX. Servicer notes X/XX/XXXX credit report dispute X/XX/XXXX. Borrower stated XX/XX/XXXX had other bills.

REASON FOR DEFAULT: Curtailment of income. Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143366	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Borrower called XX/X/XXXX to check payment increase.  Borrower requested payoff X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433145123	XXXX 24M PHCH	CURR	04/25/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower called X/XX/XXXX to check status. Servicer notes X/XX/XXXX borrower completed trial FB with prior servicer. Hardship noted X/X/XXXX to due car accident; in hospital. Mod workout approved X/XX/XXXX which was booked XX/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX. Borrower inquired about NSF X/X/XXXX.

REASON FOR DEFAULT: Borrower illness.  Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referred XX/XX/XXXX. Legal notes X/X/XXXX FC action hold due to loss mitigation efforts. FC action closed/billed after Mod workout booked XX/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144176	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: XX/X/XXXX borrower removed cease and desist.    X/XX/XXXX borrower called because servicer forced placed insurance and borrower had insurance, was upset it was taking so long to resolve.

REASON FOR DEFAULT: RFD in X/XXXX was servicing related as payment had been sent to prior servicer.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.   Modification signed after first due date.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145215	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/X/XXXX.

BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to discuss the escrow shortage amount and how it happened. The borrower appears to be cooperative during noted conversations. The loan has remained current with regular on-time payments. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD. The loan has remained current throughout the past XX months. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.X% for X year at $X,XXX.XX/mo, then X.XXX% for remaining term at $X,XXX.XX/mo. Term is XX years and X months, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found. The payments are amortized over a term that exceeds the maturity date and an interest bearing balloon of $XX,XXX.XX will also be due at maturity.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143531	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower or activity was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143267	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower wanting a copy of their XXXX. The borrower had a knee injury that was the latest reason for default, with prior being excessive obligations. Minimal contact with the borrower.

REASON FOR DEFAULT: The latest reason for default was illness of borrower, prior was excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XX.XX, and matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433143234	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/X/XXXX inquiring about the amount of equity in the property. On XX/XX/XXXX borrower inquired about notice on door and stated payment would be made, but did not provide a date. Last contact with the borrower other than making payments was X/XX/XXXX inquiring about XXXX relief programs and stated wife's hours were being cut. Borrower never applied for assistance and loan is current.

REASON FOR DEFAULT: X/XX/XXXX, wife's hours were being cut.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX.  $XXX,XXX.XX was forgiven.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145059	XXXX 36M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments.   Borrower called X/X/XXXX to dispute payment amount.  Borrower stated monthly payment amount incorrect. Borrower called to make payment X/XX/XXXX.  Borrower inquired about tax/insurance X/X/XXXX.  Borrower inquired about billing statement X/X/XXXX. Borrower inquired about additional payment X/XX/XXXX.  Borrower made online payment X/XX/XXXX.  Payment reminder provided XX/X/XXXX.  Borrower inquired how payment applied XX/XX/XXXX. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144891	XXXX 24M PHCH	CURR	03/28/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower scheduled a phone payment for the following month in X/XXXX, and declined a X-month repay plan. Servicer approved a X-month repay plan in XX/XXXX, which borrower accepted. Borrower had regular contact with servicer during the repay plan, and verified the mailing address in X/XXXX. Borrower requested a billing statement in X/XXXX. Only other contact was in X/XXXX when borrower asked about an insurance check; details were not provided.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: IO STEP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified IO $XXX.XX, matures X/XX/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143143	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, wanting to make payment and questioning due date since now out of BK. X/XX/XXXX, borrower trying to catch up on bills. This was the last contact with the borrower other than making payments.

REASON FOR DEFAULT: Borrower was in BK and took a few months to catch up after the BK was dismissed.   Borrower now paying monthly with additional funds to principal.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX.  $XX.XXX.XX was forgiven.

FORECLOSURE: Active foreclosure at the beginning of comments,  which was delayed by BK and then dismissed as loan current.

BANKRUPTCY: Active BKXX at the start of the comments, which was dismissed X/X/XXXX

PROPERTY: No evidence of property damage.

433144668	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Repayment plan approved in XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower advised would make payments online from that point on.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, borrower stated had issues with prior servicer and she can afford her payments.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness. Forgive amount of $XXXX.XX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433145090	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower approved for X payment repayment plan in XX/XXXX, confirmation letter sent as of XX/XX/XXXX, plan broken as of XX/XX/XXXX. Borrower approved for X payment repayment plan in XX/XXXX, confirmation letter sent as of XX/XX/XXXX, plan broken as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired if $XX was applied to escrow, was advised yes.

REASON FOR DEFAULT: Death of family member and reduction of hours at work.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144494	XXXX 36M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Loan was reinstated in XX/XXXX with a payment of $XXX,XXX.XX covering the X/XXXX through X/XXXX payments.  Last contact was X/XX/XXXX servicer spoke with co-borrower who called in to confirm payment made via website was received, servicer advised yes.  Nothing further discussed.

REASON FOR DEFAULT:  Death of borrower.

MODIFICATION: NA

FORECLOSURE: Loan was active in FC, date referred unknown.  FC canceled in XX/XXXX due to reinstatement.

BANKRUPTCY:  No BK activity found

PROPERTY: NA
433145183	XXXX 24M PHCH	CURR	05/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower disputed the due date in X/XXXX; servicer advised borrower of two NSF payments in X/XXXX and in X/XXXX. Prior servicing notes end in X/XXXX, and current servicer notes start in X/XXXX. No phone contact with current servicer; borrower has remained current since XX/XXXX.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433144236	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on a X-month mod trial plan in X/XXXX. Modification was completed in X/XXXX. Borrower made a phone payment in X/XXXX, and set up auto-draft payments in XX/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143532	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had contact with servicer most months in XXXX during phone payments, or during a promise to pay online. Servicer offered a repay plan in XX/XXXX but borrower declined. Borrower made a double payment in XX/XXXX to reinstate the account. Last contact was a phone payment in X/XXXX. Subsequent payments were made through the IVR system.

REASON FOR DEFAULT: Medical bills, spouse illness

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144169	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/X/XXXX due to borrower unemployment; mother had surgery and missed work. X-month repayment plan offered. Borrower hardship restated X/XX/XXXX. Borrower stated X/XX/XXXX funds to be available next Friday. Borrower stated XX/XX/XXXX payment did not process due to incorrect account info. Borrower requested online access XX/XX/XXXX and again X/XX/XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower unemployment.  Family illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143963	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date advance in XX/XXXX without payment due to mod. Principal curtailment payment of $XXX.XX made in XX/XXXX.

BORROWER CONTACT: Appears loan was in active loss mit at start of contact history with Xst trial payment completed as of XX/XX/XXXX. Final mod documents sent to borrower as of XX/XX/XXXX, delay due to Servicer/Investor.  Signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.XX%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XX/XXXX.

433144096	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/X/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to confirm the amount due and said would make a payment online that day. No further contact with the borrower and the loan has remained current with regular on-time payments. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143748	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and made a double payment to reinstate in X/XXXX. Borrower made phone payments every few months, and asked about LPI coverage in XX/XXXX. Borrower was notified of a payment change in XX/XXXX, and verified payment receipt in X/XXXX. Borrower reported a XXXX impact in X/XXXX, and servicer approved a X-month FB plan, then a X-month repay plan. Borrower requested help with the website in XX/XXXX. No further contact. Subsequent payments were made through the website.

REASON FOR DEFAULT: Medical issues (both daughters are on disability, mother is also disabled), high medical bills. XXXX impact-reduced income

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144312	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XX, borrower advised that they sent a payment via bill pay on XX/XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, other bills.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433144956	XXXX 24M PHCH	CURR	04/01/2021	03/20/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to inquire about forbearance options due to the XXXX-XX XXXX . The borrower was offered a forbearance plan, the terms of which were not detailed in the notes. The loan has remained current since that time. The borrower appears to be cooperative and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income caused by the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.XX% for remaining term at $XXX.XX/mo. Term is XX years, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144280	XXXX 36M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Modification boarded in XX/XXXX rolling due date from X/X/XXXX to X/X/XXXX and then X payments were posted.

BORROWER CONTACT:  Stip plan approved with X payments of $X,XXX.XX starting X/X/XXXX, no down payment.   X/XX/XXXX borrower stated was not aware she was due.   Borrower makes payments in the month due but usually after the grace period.  XX/XX/XXXX borrower asked that escrow for insurance be removed.  X/XX/XXXX borrower stated had been affected by XXXX, but no details.

REASON FOR DEFAULT: Unable to determine RFD at time of modification.   Income reduction due to XXXX.   Borrower has not requested any assistance.

 MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX due at maturity.   Modification signed after the first due date.

FORECLOSURE:  Referred to foreclosure X/X/XXXX.  Foreclosure was cancelled when modification boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145089	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No CH provided between XX/XX/XXXX and XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired if policy information was received, was advised if yes and that policy was updated and that it provided coverage dates now.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433145207	XXXX 36M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower struggled with NSF payments in early XXXX. Delinquency was resolved after a double payment in X/XXXX reinstated the account. Borrower gave a promise to pay in X/XXXX. Loan transferred servicing in XX/XXXX; welcome call was completed. Borrower requested a new escrow analysis in X/XXXX, and verified the property type in XX/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144005	XXXX 36M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan boarded X/X/XXXX. Modification boarded XX/XXXX rolling due date from X/X/XXXX to X/X/XXXX Borrower has made a principal curtailment payment every month but X/XXXX.

BORROWER CONTACT: Borrower place on trial plan with X payments of $X,XXX.XX starting X/X/XXXX, unable to determine if there was a down payment.   RFD on X/XX/XXXX was curtailment of income, no details furnished.  Appears there was a delay in finalizing the modification as the loan boarded with loss mitigation action in process.   Documents not sent to the borrower until XX/X/XXXX.  Borrower returned documents quickly and has been current since.   No contact with the borrower since the loan was modified.

REASON FOR DEFAULT: No RFD required, loan has been current since the modification was boarded.   RFD in X/XXXX was curtailment of income.

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX due at maturity.  Modification signed after first due date.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143744	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated with the borrower. The borrower was unresponsive to contact attempts

REASON FOR DEFAULT: The reason for default was not provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433143544	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/XX/XX to schedule a payment and stated that RFD was due to unemployment; workout options were discussed. Borrower failed to make a couple of payments (in XX/XXXX and X/XXXX) but was able to make additional payments to keep the loan current. Borrower called in on X/XX/XX for tax inquiry, call was transferred to customer servicer for further assistance. Last contact was in X/XXXX, borrower wanted to verify that the taxes were paid, also requested XXXX-XX assistance indicating RFD due to unemployment. Repayment plans were set up in X/XXXX and X/XXXX. Repayment plan was completed on X/XX/XX. NSFs were processed in X/XXXX and X/XXXX but borrower was able to replace the payments. Loan is current.

REASON FOR DEFAULT: Unemployment due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144279	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified X/XX/XXXX. .

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  No direct contact with borrower.  Borrower paying as agreed.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143095	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. File was referred to FC in X/XXXX. Borrower called in X/XXXX indicating RFD was due to he'd been away and would send funds to reinstate the loan. Borrower called in X/XXXX indicating RFD due to curtailment of income, repayment plan was discussed. File was placed on hold for a X month repayment plan. Last contact was on X/XX/XX, borrower promised to reinstate the loan; loan reinstated, FC file was closed and repayment plan cancelled. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X,XXX which is not eligible for forgiveness. Balloon payment iao $X,XXX due at maturity.

FORECLOSURE: File was referred to FC in X/XXXX. FC stopped in X/XXXX due to reinstatement. Motion to dismiss FC was filed; dismissal granted.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144581	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower struggled to maintain current payment in XXXX due to income curtailment and borrower illness. They completed a trial plan and servicer granted a loan mod effective X/X/XXXX. Loan has been paid as agreed over the last year and is current. The borrowers have been cooperative with the servicer with last contact X/XX/XXXX regarding the mod.

REASON FOR DEFAULT: Income curtailment and borrower illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XXXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted
433144216	XXXX 36M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: X/XX/XXXX borrower called to change mailing address.  XX/XX/XXXX borrower confirmed payment had been made.

REASON FOR DEFAULT: No RFD, payments have been made on a monthly basis.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.  Modification signed after first payment date.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144974	XXXX 24M PHCH	CURR	05/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested mod application XXXX , hardship due to expenses to repair A/C and home repairs, borrower out of work temporarily for illness. X-moth trial approved with $XXX down, paid timely from XXXX -XXXX . Account remains current post-mod, last contact XX/XX/XXXX insurance claim inquiry.

REASON FOR DEFAULT: Income curtailment, excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Loss draft proceeds iao $XXXX received XXXXfor storm damage DOL XXXX . Claim is non-monitored due to current loan status, funds endorsed and released immediately.

433143836	XXXX 24M PHCH	CURR	04/15/2021	03/05/2021	XXXX	XXXX	Yes	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Spouse requested the amount of the last insurance premium disbursement in X/XXXX, and servicer advised to look for more affordable insurance as premium amount had a large increase. Spouse asked about a modification, but loan had been modified in XX/XXXX. Servicer advised spouse to seek help from others in X/XXXX, as spouse said she couldn't afford the payments after an escrow analysis. spouse had monthly contact with servicer, and declined a repay plan in XX/XXXX. In X/XXXX, spouse asked servicer to correct a payment misapplication from XX/XXXX; extra funds were to go to the escrow account for the insurance premium. spouse asked about XXXX assistance options in X/XXXX. Servicer approved a FB plan, but spouse asked servicer to cancel the plan in X/XXXX as she wanted a mod review. Taxes decreased in X/XXXX due to a partial homestead exemption; no further contact with spouse. Subsequent payments have been made through the IVR system. Servicer mailed an escrow refund check in X/XXXX.

REASON FOR DEFAULT: Borrower is deceased, payment too high after insurance disbursements, on fixed income

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures X/XX/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied by spouse
433144877	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower mailed a payment in X/XXXX, and made a phone payment in X/XXXX. Borrower continued to have contact with servicer most months, and despite different hardships mentioned, borrower didn't ask for payment assistance. Borrower made a double payment in XX/XXXX to reinstate the account, and has since remained current. Contact became infrequent after borrower reinstated. Borrower made a phone payment in X/XXXX and in X/XXXX. Sporadic phone payments continued; otherwise, borrower paid through the IVR system. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Natural disaster, fraud on checking account, marital difficulties, SSI payment date, borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143782	XXXX 24M PHCH	CURR	06/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXXX, payment made via phone.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433143701	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XXXX. Borrower stated on X/X/XX RFD due to going through chemo X - XX times per year, lost his job and was approved for unemployment but then it was put on hold but plans to get caught up. Borrower called in on X/X/XX requesting for a repayment plan extension and was advised loan was not set up on a plan; borrower stated that he received a X month repayment plan offer in the mail; call was transferred to the loss mit department. Last contact was on XX/XX/XX, borrower called to schedule a payment indicating RFD due to curtailment of income and medical. Loan was brought current in XX/XXXX.

REASON FOR DEFAULT: Borrower illness, unemployment and curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX.

433144026	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Repayment plan noted as cancelled as of XX/XX/XXXX, start date of plan and reason for cancellation not provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party called after received returned check in the mailed, advised check needed to be reissued to servicer, no other details provided.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: Missing.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX, DOL XX/XX/XXXX, COL water damage, loss draft amount of $X,XXX was endorsed and released as of XX/XX/XXXX. Repairs were not monitored due to loss amount and current status of loan at time loss was reported. Current status of repairs not provided. No other property issues noted.
433144307	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	IL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/X/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to ask why ACH is drafting an additional amount towards principal. Was advised that's how the ACH payments were set up. No further notes indicating if the co-borrower wanted that changed, but the co-borrower also inquired about lowering the payment on X/XX/XXXX via a refinance. Unclear if they are experiencing a hardship. The loan was modified effective in X/XXXX. The primary borrower is deceased. The co-borrower appears to be cooperative and the loan has remained current. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD noted in X/XXXX as due to the primary borrower being deceased. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a discharged chapter X bankruptcy. Unable to determine case number or dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143969	XXXX 36M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified X/X/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Borrower called to confirm insurance coverage X/XX/XXXX.  Borrower called X/X/XXXX to inquire about payment. Borrower requested online assistance XX/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP NON-HAMP], first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144582	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Account is being skip-traced. The account is referred to FC in X/XXXX. XX/XXXX An authorized party calls in to discuss reinstatement. X/XXXX Account is reinstated without assistance. Borrower has not been very responsive. No loss mit activity noted. The most recent contact was on X/XX/XXXX with the account status being discussed.

REASON FOR DEFAULT: X/XXXX Unexpected bills.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: X/XXXX File is referred to FC, reinstated X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145190	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in regarding door knocks and asked them to stop. Was advised it was due to delinquency and would stop after the loan modification was completed. No further contact and the borrower has been unresponsive to noted attempts since that time. The modification was completed in X/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to incarceration. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance. The payments are calculated based off a XX year amortization term which will result in a balloon payment at maturity. The modification agreement does not disclose the balloon.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes reflect a discharged chapter XX bankruptcy filed in XXXX and discharged in XXXX. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144013	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower asking about the copy of the Mod that they had requested. The reason for default was a reduction of income. Minimal contact with the borrower.

REASON FOR DEFAULT: The latest reason for default was curtailment of income.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, Step X at X.XXX% for X year P&I $XXX.XX, Step X at X.XXX%, for X year P&I $XXX.XX,  Step X at X.XXX%, for X year P&I $XXX.XX, Step X at X.XXX% for XX years P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433143390	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  No direct contact noted with borrower; borrower paying as agreed.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% interest-only for X years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.  Servicer currently collecting $X,XXX.XX P&I payments; unable to determine reason for discrepancy.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433145154	XXXX 36M PHCH	CURR	04/25/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	IL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Variances in P&I due to varying amounts of principal curtailment payments.

BORROWER CONTACT: No CH provided between XX/XX/XXXX and XX/XX/XXXX. HELOC loan with draw termination end date of XX/XX/XXXX as noted on XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, no details provided regarding delay from end of draw period to start of loss mit process. Complete loss mit package received as of XX/XX/XXXX, approved for trial mod as of XX/XX/XXXX, borrower accepted on XX/XX/XXXX. Unable to verify mod completion process due to missing contact history. However, per loan files, mod was completed as of XX/XX/XXXX. Co-borrower noted as deceased as of XX/XX/XXXX, exact date of death not specified, death certificate on file. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to confirm receipt of trial mod documents and their intent to accept mod, stated would make payment on XX/XX/XXXX.

REASON FOR DEFAULT: Death of co-borrower.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX, matures XX/XX/XXXX, modified interest rate and P&I not specified. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: BKX filed in XXXX, discharged in XXXX. No other BK activity noted.

PROPERTY: No property issues noted.

433144316	XXXX 36M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower died in XXXX. Surviving spouse who is on title/mortgage but didn't sign the Note is successor in interest. Loan was modified in XXXX and has been current for XX months, There has been no contact with borrower in last XX months.

REASON FOR DEFAULT:  N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount. Mod was signed X/X/XXXX with first due date X/X/XXXX.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied

433144049	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call and spoke with the spouse who said thought they were caught up. Said would make the payment online. The loan has remained current since that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.XXX% for remaining term at $X,XXX.XX/mo. Term is XX years and X months, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance..

FORECLOSURE: The loan was referred to foreclosure in X/XXXX but was cancelled in XX/XXXX due to the loan being reinstated. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143759	XXXX 36M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSF in the last XX months. Last paid XX/XX/XXXX. Variances in P&I due to varying amounts of principal curtailment payments.

BORROWER CONTACT: Reinstatement funds received and loan reinstated on XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to set up XX/XXXX payment to be drafted on XX/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

MODIFICATION: N/A.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC closed as of XX/XX/XXXX due to reinstatement. Motion to dismiss FC filed and granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143689	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on a trial mod plan from prior servicer in X/XXXX. In XX/XXXX, borrower called about a letter from servicer stating he had defaulted on his trial plan; servicer had not received final executed mod documents. Modification was completed later that month. Borrower verified the due date in X/XXXX; extra funds had been applied as a curtailment. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: Timeline was not provided. A FC sale was postponed several times for loss mitigation. Case was dismissed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143869	XXXX 36M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	WY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Contact with borrower is limited to payment arrangements. No loss mit activity noted. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143732	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had two XX-day delinquencies in XXXX; both were reinstated the following month. No contact with borrower during default. Authorized spouse called about a payment change in XX/XXXX due to an escrow shortage. Spouse verified payment receipt in X/XXXX and in XX/XXXX. Last contact was in X/XXXX when spouse verified insurance line was included with the escrow account.

REASON FOR DEFAULT: Not provided

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144225	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. XX Payments post to the account in X/XXXX.

BORROWER CONTACT: Borrower reinstates the account without assistance in X/XXXX. Since the reinstatement, the account has been kept current. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX RFD is divorce.

MODIFICATION: N/A

FORECLOSURE: File is referred to FC in X/XXXX, reinstated X/XXXX..

BANKRUPTCY: No BK activity found.

PROPERTY: X/XXXX A claim check IAO $XX,XXX for hail damage the occurred in X/XXXX. X/XXXX A claim check IAO $XXXX is received for hail damages. X/XXXX Claim is unmonitored, funds are released.

TITLE: X/XXXX A title issue is identified (prior mortgage). X/XXXX Issue is resolved.

433144962	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment to reinstate the account in X/XXXX, and requested a website password reset in XX/XXXX, and made a double payment by phone in XX/XXXX to reinstate the account. Borrower has since remained current. No further contact.

REASON FOR DEFAULT: Family death

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. The balloon amount of $XX,XXX.XX is due at maturity, and appears to be the deferred balance of $XX,XXX.XX plus all accrued/unpaid interest, per page X of the modification.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143536	XXXX 24M PHCH	CURR	05/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was in X/XXXX to discuss blind modification that was sent. Borrower agreed to terms. No RFD provided. Borrower made payments per trial plan, unable to determine terms and loan was modified, effective XX/X/XXXX. Last contact with the borrower was X/XX/XXXX, questioning escrow account.

REASON FOR DEFAULT: Loan modified in XX/XXXX  with due date rolled from X/XXXX to XX/XXXX.  Borrower never provided an RFD.   Very little contact with borrower other than discussing modification.

MODIFICATION:  NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX, which is due and payable at maturity.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143564	XXXX 24M PHCH	CURR	04/01/2021	03/06/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance in XX/XXXX, approved for repayment plan as of XX/XX/XXXX, plan breached and cancelled as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated that escrow analysis showed wrong premium amount for insurance and that he would have Insurance company send over premium amount, no other details provided.

REASON FOR DEFAULT: Family illness and excessive obligations.

MODIFICATION: N/A.

FORECLOSURE: Appears loan was in active FC at start of contact history, FC placed on hold for loss mit as of XX/XX/XXXX, hold released as of XX/XX/XXXX, FC closed as of XX/XX/XXXX due to reinstatement. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143187	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: No contact until borrower made a phone payment in X/XXXX; servicer offered a repay plan but borrower declined. Borrower made phone payments the next two months. Borrower reinstated in XX/XXXX after two months of double payments. Borrower also verified an escrow refund in XX/XXXX. Borrower verified the escrow refund had been mailed in X/XXXX. No contact again until XX/XXXX, when borrower requested her escrow overage check; servicer had not automatically mailed the check as the balance was under $XXk. No further contact.

REASON FOR DEFAULT: Family member illness, spouse not employed

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at XX.XX% for XX years, modified P&I $XX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143890	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower pay after the grace period but in the month due. First contact with the borrower other than making payments was X/XX/XXXX, stated gets paid at the end of the month and that is when she is able to make the loan payment.

 REASON FOR DEFAULT: No RFD.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145130	XXXX 36M PHCH	CURR	04/03/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX

BORROWER CONTACT:  Prior servicer discussed loss mit options in XX/XXXX, but borrower didn't request assistance. No further contact with prior servicer. Borrower reinstated in X/XXXX. Loan transferred servicing in X/XXXX. Only contact was in XX/XXXX when borrower asked about a possible payment change.

REASON FOR DEFAULT: Not provided

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modification includes a balloon payment of $XXX.XX due at maturity.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433143100	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/X/XXXX, RFD, waiting for Xnd home to sell. Borrower is self employed contractor. Very little contact with borrower.

REASON FOR DEFAULT: Self employed XXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amounts.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145322	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact with the borrower was XX/X/XXXX confirming payment had been sent.

REASON FOR DEFAULT: Borrower has never provided an RFD.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.   Modification signed by borrower, but not by borrower.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144468	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. XX Payments post to the account in X/XXXX.

BORROWER CONTACT: File was referred to FC in early XXXX, the borrower reinstates without assistance in X/XXXX. Since the reinstatement, the account has been kept current with contact limited to payment arrangements. No loss mit activity noted. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: File was referred to FC in X/XXXX. X/XXXX Notes reference contested matters. Account is reinstated in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144718	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative. The notes reflect a repayment plan offered to the borrower in XX/XXXX, the terms of which were not detailed in the contact history. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to tenant problems. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years at $X,XXX.XX/mo, then X.XX% for X year at $X,XXX.XX/mo, then X.XX% for X year at $X,XXX.XX/mo, then X.X% for remaining term at $X,XXX.XX/mo. Term is XX years, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145235	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: No workout offered. Last contact XX/XX/XXXX borrower called in and made a payment over the phone which posted same day.

REASON FOR DEFAULT: NA

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: Comments indicate borrower has been discharged from a BK X, no further details noted.

PROPERTY: NA

433144352	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Borrower inquired about HELOC X/XX/XXXX.  Borrower inquired about additional payments to principal balance X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144170	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower executed a modification from prior servicer in X/XXXX, and asked servicer for the mod status in X/XXXX. Prior servicer shipped the signed mod to current servicer in X/XXXX. Servicer applied mod terms in X/XXXX, and moved funds from suspense to reinstate the account in X/XXXX; no effective dating of payments made between X/XXXX and X/XXXX. Borrower made a phone payment in X/XXXX and verified the due date. Borrower gave a promise to pay through the website in XX/XXXX, and verified payment receipt in XX/XXXX. Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower asked about an insurance premium payment in X/XXXX. No contact again until borrower asked about lack of credit reporting in X/XXXX; servicer advised that the loan had been more than X years delinquent at some prior point, which removes the trade line and prevents any future credit reporting. No further contact.

REASON FOR DEFAULT: Slow accounts receivable

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Borrower executed the modification three months after the first modified payment was due, and servicer didn't apply the mod terms to the system until X/XXXX.

FORECLOSURE: Referred XX/X/XXXX, complaint filed X/X/XXXX, service completed X/XX/XXXX. Judgment hearing was scheduled for X/XXXX, but loan was placed on a loss mit hold. Case was dismissed in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144720	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was XXXX delinquent in XXXX, delinquency initially due to borrower thought the ACH would been in XXXX , income curtailment also noted. Borrower declined assistance and kept promise to reinstate XXXX . Last contact XX/XX/XXXX refinance inquiry.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144198	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to inquire about their insurance and was advised to call the insurance company about a leak. No further notes regarding the leak or damage since that time. The loan has remained current. The borrower has also mentioned a dispute over fees that were owed on the account in X/XXXX. The borrower has been in frequent communication with the servicer. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to a death in the borrower's family. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. Notes from X/XXXX mention a possible insurance claim for a leak but no further notations since that time indicating a claim or repairs. Unclear of damage still exists.
433143133	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No workout options have been offered to borrower. Last contact XX/XX/XXXX a payment was made over the phone which posted same day.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433145052	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer notes X/XX/XXXX borrower on Stip to Mod plan. Borrower called X/XX/XXXX to make Stip payment. Servicer sent new Stip to Mod X/XX/XXXX with payments of $X,XXX.XX starting X/X/XXXX. Plan confirmed kept X/X/XXXX. Mod workout approved X/XX/XXXX which was booked XX/XX/XXXX. Borrower called to confirm payment XX/X/XXXX. Borrower inquired about payment application XX/XX/XXXX. Borrower confirmed payment X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  FC action placed on hold X/X/XXXX due to loss mitigation efforts.  FC action closed/billed after Mod workout booked XX/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433145303	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower stated having issues making payments on website.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Investment per data tape.
433143858	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested information about switching insurance, was provided insurance. XXXX inquiry was made to if borrower needed assistance due to XXXX-XX, no other details provided.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XX/XXXX.
433143726	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX to schedule a payment indicating RFD due to curtailment of income; workout options were discussed. Borrower agreed to a repayment plan in X/XXXX; plan was completed in X/XXXX. RFD due to unexpected expenses. Borrower called in X/XXXX (last contact) to schedule X payments and stated that RFD was due to car repairs. Loan is current.

REASON FOR DEFAULT: Car repairs, unexpected expenses.

MODIFICATION: TEMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX months, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current occupancy is unknown. Notes in X/XXXX indicates property was vacant and secured. Billing statements in file show a different mailing address for the borrower.

433143773	XXXX 36M PHCH	BK13	04/25/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX

BORROWER CONTACT: Comments begin Mar XXXX. Servicer is monitoring performing BK plan with no legal activity and little borrower contact. Last contact X/X/XXXX account inquiry, no hardship is noted.

REASON FOR DEFAULT: Unknown

MODIFICATION: Per seller loan was modified X/XX/XXXX; copy is missing.

FORECLOSURE: Foreclosure initiated in XXXX and was stayed by BK.

BANKRUPTCY: BKXX was filed in XXXX, plan and POC documents not provided.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433145076	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/X/XXXX.

BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative. The loan has remained current since that time with regular on-time payments. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years and X months, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143449	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for repayment plan as of XX/XX/XXXX, plan cancelled per borrower request as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to set up two payments.

REASON FOR DEFAULT: Excessive obligations and curtailment of income due to XXXX-XX

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144907	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was in default first half of XXXX, RFD excessive obligations. Borrower put on repayment plan and was current by XX/XXXX. Loan has been current since then. NSF payments in X/XXXX had something to do with a $XK principal payment but were made up the same month. Contact after that was all administrative.

REASON FOR DEFAULT:  Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X.XXX, matures X/X/XXXX. No deferred amount.

FORECLOSURE:  No FC activity

BANKRUPTCY:  Notes reference "BK Discharge" but no details and no BK docs found in loan file.

PROPERTY:  Inspections show owner occupied. Property located in XXXX  disaster area due in X/XXXX. No indication subject was impacted.

433143630	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: An open mod review was closed in X/XXXX due to missing documents. During foreclosure mediation, borrower requested another mod application. Borrower reapplied, and servicer approved a X-month mod trial plan. No contact with borrower during the trial plan; modification was completed in X/XXXX. Borrower set up auto-draft payments in X/XXXX, and requested loan information in X/XXXX.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline was not provided

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143364	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower maintained contact for payments throughout XXXX chronic delinquency but declined to provide financials or apply for loss mitigation, no hardship provided. Account has remained current since reinstatement XXXXwith no contact since XX/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143344	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Last contact XX/XX/XXXX borrower stated completed payments on BKXX plan including Mod XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  Hazard insurance claim noted for $XX,XXX.XX; date of loss XX/XX/XXXX from water damage.

433145087	XXXX 24M PHCH	CURR	03/27/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and accepted a X-month repay plan to start the following month. Borrower verified plan terms in X/XXXX, and made a phone payment in X/XXXX. Borrower finished the plan in XX/XXXX and loan reinstated. No contact again until borrower called about an insurance claim check in XX/XXXX. No further contact.

REASON FOR DEFAULT: Renters didn't pay, borrower illness

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower received insurance funds iao $X,XXX in XX/XXXX for water damages on DOL X/XX/XXXX. Funds were endorsed and returned to borrower in XX/XXXX.
433143762	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is working with loss mit, docs are being submitted. X/XXXX A stip to mod is approved. XX/XXXX A final mod is completed. Since the mod no significant activity was found. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143229	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX that was later NSF. Servicer offered a repay plan in X/XXXX, borrower declined. Another NSF payment in X/XXXX, yet borrower reinstated that month and accepted a repay plan offer. A payment in X/XXXX was rejected as it was not certified funds. Borrower switched insurance carriers in X/XXXX, and verified payment receipt in X/XXXX. Last contact was in X/XXXX about a late fee waiver.

REASON FOR DEFAULT: Death of family member, excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144458	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Six month stip to mod approved in XX/XXXX. Plan completed and mod processed in XX/XXXX. Last contact on XX/XX/XXXX with an authorized Xrd party, she was provided with modification date, UPB, maturity date, and last paid date.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, not aware that payment was returned.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.  Owner occupied per notes on XX/XX/XXXX.

433143673	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Period contact is recorded with borrower making payment arrangements and given RFDs. No loss mit activity noted. The most recent contact was on X/X/XXXX with a hazard insurance claim being discussed.

REASON FOR DEFAULT: X/XXXX Paycheck delay. X/XXXX Death of a family member. X/XXXX Pay cycle. X/XXXX Change of employment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XX/XXXX Two claim checks are received IAO $XX,XXX and $XXXX for fire/lightning damages that occurred on XX/XX/XXXX. No notes found indicating if/when repairs were started or completed.
433143985	XXXX 24M PHCH	CURR	04/09/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was on a mod trial plan at the time of note start in X/XXXX. Borrower verified payment receipt in X/XXXX, and finished the trial plan in X/XXXX. Modification was completed in XX/XXXX. Borrower had regular contact with servicer; some payments were short by less than $X. Borrower reported a XXXX impact in X/XXXX, and servicer approved a X-month FB plan. Borrower asked about a payment increase due to an escrow shortage in X/XXXX, and servicer granted a repay plan that month. Contact has since been infrequent. Borrower made a phone payment in X/XXXX; no further contact.

REASON FOR DEFAULT: Income curtailment, XXXX impact-not working

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433143352	XXXX 24M PHCH	BK11	10/15/2022	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring BK for closing statement, no borrower contact noted in last X years.

REASON FOR DEFAULT: Unknown

MODIFICATION: Per seller loan was modified X/XX/XXXX; copy is missing. Comments itemize cram down terms for mod booked  XXXX that match seller data: UPB $XX,XXX at X.XX% for XX years with P&I $XXX.XX starting X/XX/XXXX, matures X/XX/XXXX, $X deferred balance, $X escrows allowed.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, missing copy of cram down order to validate XXXX XXXX modification of terms.

PROPERTY: Property is non-owner occupied per mailing address. No property issues noted.

433143879	XXXX 36M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Borrower pays in the month due but after the grace period.

BORROWER CONTACT: X/XX/XXXX borrower stated no RFD.   XX/XX/XXXX RFD was holidays.  X/XX/XXXX borrower called for information on XXXX relief programs, hours reduced.  X/XX/XXXX borrower unemployed.   X/XX/XXXX appears borrower back to work, but at reduced hours.  Borrower has continued to make monthly payments.

REASON FOR DEFAULT: Borrower income has been affected by XXXX, but has continued to make monthly payments.

MODIFICATION: No evidence of modification.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143955	XXXX 36M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date advanced without payment in XX/XXXX due to mod. Variances in P&I after mod due to principal curtailment payments.

BORROWER CONTACT: No CH prior to XX/XXXX. Appears loan was in active loss mit at start of contact history, final trial payment received as of XX/XX/XXXX, final mod documents sent to borrower as of  XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower inquired about escrow payment, they paid insurance monthly currently, was advised Servicer would start paying those once mod is finalized. Co-borrower stated they would sign and return mod documents the following week.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144470	XXXX 36M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower returned a call regarding the payment due and advised the spouse takes care of payments. No further contact since that time and the loan has remained current. The borrower appears to be cooperative. The borrower advised in X/XXXX that they have multiple jobs and were not impacted by the XXXX-XX pandemic. The loan has remained current since a full reinstatement was received in X/XXXX. The loan appears to have been in skip until the borrower called in X/XXXX to advise was going to fully reinstate the loan. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to medical problems. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: The loan was in foreclosure prior to a full reinstatement received in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144066	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested a modification in XX/XXXX; servicer advised to fill out loss mitigation package. Borrower advised that he wired reinstatement funds on XX/XX/XXXX. Borrower disputed credit bureau reporting in XX/XX/XXXX; servicer notes that account was reported properly. As of XX/XX/XXXX, servicer notes that they would need a reaffirmation statement to resume normal credit bureau reporting. Last contact on XX/XX/XXXX via email, the borrower requested that the account be removed from BK status and updated to current. Stated that they pulled their credit report and it shows in BK status with a past due amount of $XXK.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, illness of borrower.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness.

FORECLOSURE:  FC closed and billed in XX/XXXX; referral date is unknown.

BANKRUPTCY: Comments begin in XX/XXXX with the loan in BK status; dismissed in XX/XXXX.

PROPERTY: No evidence of property issues found in the comments.   Owner occupied per data tape.

TITLE: Per notes on XX/XX/XXXX, XXXX lien found on title but servicer notes that it will not affect FC. Nothing further mentioned. Current title report does not reflect this item.

433143741	XXXX 36M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  As of X/X/XXXX comments indicate borrower completed the trial STIP plan, loan was modified X/XX/XXXX.  Borrower on X/XX/XXXX indicated they were impacted by XXXX, a X month repayment was set up by servicer.  Repayment plan was extended on X/XX/XXXX and on X/XX/XXXX servicer notes receipt of a XXXX workout packet.  As of X/X/XXXX no workout has been offered to borrower.  As of X/XX/XXXX servicer received a workout packet, as of X/XX/XXXX a X month STIP plan was set up.  Plan was completed and loan modified in X/XXXX, borrower financially qualified.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: Borrower filed a BK XX, date filed not noted.  As of X/XX/XXXX case discharged.

PROPERTY: NA

433144390	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making sure their payment was received. The loan was in foreclosure prior to completion of the Mod with a postponement of the scheduled Sale Date. The borrower successfully completed the Trial Mod in XX/XXXX. The wife had to quite here job to care for their ailing mother, reducing the household income. Minimal contact with the borrower

REASON FOR DEFAULT: The latest reason for default was curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No active FC found. The loan was in foreclosure prior to completion of the Mod with a postponement of the scheduled Sale Date.

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433144832	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has not been responsive with minimal recent communication. No loss mit activity noted. The most recent contact was on X/XX/XXXX, the borrower is making payment arrangements, they report they have been sick with XXXX-XX but do not need assistance.

REASON FOR DEFAULT: X/XXXX Excessive obligations. X/XXXX Oversight. X/XXXX Illness of mortgagor.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144070	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower asking questions about their escrow analysis. The borrower was previously in foreclosure prior to filing Chapter XX Bankruptcy. The loan was current at the time of the discharge from Bankruptcy.

REASON FOR DEFAULT: The prior reason for default was not provided.

MODIFICATION: BK MOD, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No recent FC activity found, was in foreclosure prior to BK filing.

BANKRUPTCY: No current BK activity found, prior Chapter XX Bankruptcy that had been discharged in XX/XXXX.

PROPERTY: No property issues found

433144362	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: As of X/XX/XXXX trial FB plan approved, unable to determine date servicer received the workout packet. FB plan completed and loan modified in X/XXXX. Last contact X/XX/XXXX authorized Xrd party called in to discuss payment increase, servicer advised due to escrow payment increase.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan was active in FC, date referred unknown.  FC closed X/XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: NA

LITIGATION: As of X/X/XXXX comments indicate active litigation since XX/XX/XXXX; details not provided.  Litigation issue closed as of X/XX/XXXX.

433144368	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	Yes	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was reinstated in XX/XXXX with a payment of $XX,XXX.XX covering the XX/X/XXXX through XX/X/XXXX payments. Authorized Xrd party called in XX/X/XXXX and made a payment over the phone which posted same day.

REASON FOR DEFAULT: Death of borrower

MODIFICATION: NA

FORECLOSURE: when comments begin loan was active in FC, as of XX/XX/XXXX FC canceled due to reinstatement.

BANKRUPTCY: There was an active BK XX date filed unknown, BK was dismissed X/XX/XXXX.

PROPERTY: NA

433144755	XXXX 24M PHCH	CURR	04/25/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Dispute was received in X/XXXX, borrowers were disputing the balance owing on the loan, specifically the legal fees relating to the FC initiated by the prior servicer noting that the borrowers made X payments on XX/XX/XX.Dispute was sent to consumer inquiry for handling. Co-borrower stated on X/XX/XX that the list of funds the prior servicer listed were incorrect and the fees incurred after XX/XX/XX were in error and loan was no longer in FC. Borrower sent in an escalation email in XX/XXXX (tax line dispute) regarding incorrect parcels on file causing LPI on the loan. Co-borrower called in on XX/XX/XX and was advised that the loan was converted to escrow due to non payment of taxes, co-borrower stated that the parcels on file were incorrect and the taxes were paid in error and requested for the incorrect parcels and escrow to be removed. Last contact was in X/XXXX, co-borrower was advised that the tax issues have been resolved. Loan is current.

REASON FOR DEFAULT: Tax dispute.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE ISSUES: Possible legal description error. Notes in XX/XXXX indicates that the taxes were paid in error due to legal documents showing loan to have X active parcels when there should only be one parcel. Tax issue confirmed resolved in X/XXXX. Confirmed deed to borrower and subject mortgage have X lots. TPOL has X lot. Post origination deed transfer to borrowers trust is for X lot.

433143347	XXXX 24M PHCH	BKIT	09/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower defaulted in XXXX and file has been in foreclosure for several years. Borrower filed CHXX BK in XXXX and case remains active. He received a BK loan modification in XXXX. Comments indicate X prior hazard insurance claims were filed in XXXX and XXXX which made home unlivable for the past X years. Borrower has been very cooperative during the loss claim process with last contact XX/XX/XXXX regarding final disbursement. Loan is contractually paid ahead and due for the X/X/XXXX payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: BK MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XXX months, modified P&I $XXXX.XX, matures/expires XX/X/XXXX.  No deferred balance noted.

FORECLOSURE: FC activity noted prior to the CHXX BK filing in XXXX.  Unable to verify FC stages.  FC was closed in XXXX due to loan mod.

BANKRUPTCY:  Active CHXX BK filed in XXXX.  Unable to verify filing date or POC amount. Trustee paid.  XX month plan.

PROPERTY: Property is owner occupied with no issues noted. Prior hazard claims filed in XXXX and XXXX with XXX% inspections completed. Remaining restricted escrow proceeds applied to principal curtailment of loan XX/XXXX.
433145214	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan boarded XX/X/XXXX. Principal curtailment made on a regular basis. Missing servicing comments from X/XXXX to XX/XXXX.

BORROWER CONTACT: XX/XX/XXXX, welcome call and processed payment.  X/XX/XXXX borrower inquiring about XXXX relief programs.  Borrower never applied and has made payments on a monthly basis.  Loan has been modified at least X times.

REASON FOR DEFAULT: No RFD, current loan.

MODIFICATION: Missing operative modification.    X/X/XXXX, prior servicer unable to provide signed modification.  Modification provided is not the operative modification.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143317	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was offered repayment plan option in XX/XXXX, borrower declined. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment, advised to find less expensive hazard insurance or file for tax exception, no other details provided.

REASON FOR DEFAULT: Borrower illness and water heater repair.

MODIFICATION: STEP/HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144541	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact noted, borrower not returning calls.

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP/NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433145188	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with the borrower. Active BK until discharged on XX/X/XXXX.

REASON FOR DEFAULT: No RFD.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX  is eligible for forgiveness over X years based on borrower performance.  $X,XXX.XX is eligible for forgiveness annually for the first X years if all payments paid as agreed.   Modification was completed while the borrower was in BK.  Modification signed after the first payment due date.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: Active BKXX as of X/XXXX, filed in XXXX.  There was an APO in effect and as of XX/XXXX referred to attorney as borrower was in default.  X/XX/XXXX received trustee notice of completion of plan.  Discharge review was completed X/X/XXXX, and it appears that the BK was discharged on XX/X/XXXX

PROPERTY: No evidence of property damage.

433145121	XXXX 36M PHCH	CURR	04/25/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made since X/XX/XXXX with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan boarded X/X/XXXX with current servicer. Small principal curtailment payment made monthly. Missing pay history prior to X/XX/XXXX. Missing servicing comments from XX/XXXX to X/X/XXXX. Prior servicer pay history does not show the boarding of the X/XXXX modification, but the principal balance does appear to reflect the modification.

BORROWER CONTACT:  Review for modification started X/XX/XXXX, borrower promised to gather financial information and call back.  Complete loss mitigation package received XX/X/XXXX.  No contact with the borrower after boarding in X/XXXX

REASON FOR DEFAULT: Unable to determine RFD.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X year, modified P&I $XXX.XX, matures X/XX/XXXX.  No deferred balance.

FORECLOSURE: Reviewed for foreclosure X/XX/XXXX, but never referred.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144621	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: File was in BKXX when history began in XXXX; BK was discharged end of XXXX. RFD is unknown. Loan has remained current since XX/XXXX. Borrower stated on X/XX/XX that she mailed in the payment. Last contact was in X/XXXX, borrower requested pay history and PMI removal; PMI removal was denied.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKXX in XXXX; filing date not available.

PROPERTY: No property issues found.

433145145	XXXX 36M PHCH	CURR	04/25/2021	03/29/2021	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan boarded X/X/XXXX. Principal curtailment payments made on a regular basis. Subject is a HELOC originated in XX/XXXX, with a XX year draw period. Monthly payment changes every month based on balance and interest rate during repayment period Current payment is less than the original information due to the repayment terms.

BORROWER CONTACT:    Missing servicing comments from XX/XXXX to X/XXXX.   Borrower is deceased, unable to determine date.   Wanda Jordan is the executor and making payments.  X/XX/XXXX servicer advised did not have necessary documents for estate and asked they send again.

REASON FOR DEFAULT: Borrower is deceased.

MODIFICATION: No evidence of modification.

FORECLOSURE: Active foreclosure prior to reinstatement in X/XXXX

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143996	XXXX 36M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Payment amount changed in X/XXXX and X/XXXX, per the terms of the modification.

BORROWER CONTACT: X/XX/XXXX RFD was illness of family member.  Borrower pays in the amount due, but at or after the grace period.

REASON FOR DEFAULT: Illness of family member is only RFD given.   Borrower has paid on a monthly basis.   Filed BKX, but dismissed X months after filing and borrower did not miss a payment.

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure activity

BANKRUPTCY: BKX filed based on comments on XX/XX/XXXX.  Case was filed in XXXX based on case number but no date.   Case was dismissed X/X/XXXX.

PROPERTY: No evidence of property damage.

433144053	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment and asking for assistance with logging on to the servicer’s site. Minimal contact with the borrower.

REASON FOR DEFAULT: The latest reason for default was reduction of income with the previous being temporary unemployment. A Loss Draft is in process with the servicer waiting for the interior photos to be sent to the inspector. The roof has been repaired and most of the funds disbursed. Waiting for the borrower to schedule the final or send in photos of the affected rooms. Minimal contact with the borrower.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of which $X.XX is eligible for forgiveness.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: A Loss Draft for Wind/Hail was being processed in the amount of $XX,XXX.XX as of XX/XXXX, with date of loss being XX/XX/XXXX. A Loss Draft is in process with the servicer waiting for the interior photos to be sent to the inspector. The roof has been repaired and most of the funds disbursed.

433143826	XXXX 36M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request assistance due to XXXX-XX. The borrower was offered a forbearance plan that completed in XX/XXXX. The loan has remained current throughout that time. The borrower appears to be cooperative but has expressed frustration regarding the process for an insurance claim filed in X/XXXX. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower being self employed and income reduction due to XXXX-XX. Was not receiving unemployment. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $X,XXX.XX/mo, then X.X% for X year at $X,XXX.XX/mo, then X.XX% for remaining term at $X,XXX.XX/mo. Term is XX years, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect an insurance claim filed due to water damage with a date of loss on X/XX/XXXX. An insurance claim check totaling $XX,XXX.XX was received on X/XX/XXXX. The borrower was approved to self repair and the claim was considered monitored. The notes confirm all repairs were XXX% completed and all claim funds were disbursed. No further indication of damage or ongoing repairs.
433145300	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower scheduled payment for end of month X/XX/XXXX. Borrower hardship noted X/XX/XXXX due to mother death; awaiting settlement. Borrower stated had other expenses XX/XX/XXXX. X-month repayment plan offered XX/XX/XXXX. Borrower inquired about property inspections X/XX/XXXX. Borrower stated X/XX/XXXX had reduced income. Plan confirmed kept X/XX/XXXX. Servicer advised X/XX/XXXX of remaining late fees. Borrower inquired about Mod/refinance X/X/XXXX. Borrower inquired about billing statement XX/X/XXXX. Borrower inquired X/XX/XXXX about escrow shortage.

REASON FOR DEFAULT: Family death. Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes XX/XX/XXXX BKXX discharge; details of filing not provided.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144935	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Loan boarded on stip plan that lead to the modification. RFD on X/XX/XXXX was illness of borrower. Borrower has been disputing credit reporting due to loan showing delinquent during stip period. X/XX/XXXX borrower inquiring about refinance, advised only modification available.

REASON FOR DEFAULT: RFD in X/XXXX was illness of borrower.  That is the last RFD given.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%., modified P&I $X,XXX.XX, matures/expires X/X/XXXX.  No deferred amount.   Modification signed after first due date.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143703	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is working with loss mit, a mod is being pursued. X/XXXX A stip to mod is approved, no RFD is given. XX/XXXX A final mod is completed. No recent significant activity was noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $X,XXX,XXX at a fixed X.X%, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX. Reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143925	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer notes receipt of a credit report dispute on XX/XX/XXXX, which was answered same day. Another credit reporting dispute received XX/XX/XXXX and answered XX/XX/XXXX. Last contact X/X/XXXX borrower called to inform servicer of insurance change, nothing further discussed.

REASON FOR DEFAULT: Unknown

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144088	XXXX 36M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in and was advised to apply for a modification or deferral due to XXXX-XX. The customer said they did not want to be put on a deferral plan. The notes reflect the borrower was placed on a forbearance plan due to XXXX-XX on X/X/XXXX but the loan has remained current. The borrower appears to be cooperative. The co-borrower is deceased. No recent indication of active loss mitigation workout activity..

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to unemployment and impact from the XXXX-XX pandemic. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144970	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant communication is noted. X/XXXX Account is being skip-traced. No loss mit activity noted. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144332	XXXX 36M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Modification boarded X/XXXX rolling due date from XX/X/XXXX to X/X/XXXX

BORROWER CONTACT:  Borrower on stip plan when loan boarded, unable to determine terms.  Borrower called numerous times in X/XXXX and X/XXXX inquiring about status of modification and making payments.  Only contact since the loan was modified has been borrower making payments.   Loan has been modified at least twice.

REASON FOR DEFAULT: No RFD, current loan.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX .  Deferred balance iao $XXX,XXX.XX due at maturity.  Modification signed after first due date.

FORECLOSURE:   Loan referred to foreclosure X/XX/XXXX.   Foreclosure was cancelled when modification boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144119	XXXX 36M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Variances in P&I due to varying amounts of principal curtailment payments.

BORROWER CONTACT: No CH prior to XX/XXXX. Mod from prior Servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. Appears loan was in active loss mit at start of contact history, trial payments completed as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to check if Servicer had correct mailing information, was advised yes.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: Appears loan was in active FC at start of contact history. Loan referred to FC on XX/XX/XXXX,  FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. Motion to dismiss FC field on XX/XX/XXXX, granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433145228	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: No workout has been offered. Last contact XX/XX/XXXX borrower stated they attempted to make payment on line but had issue, servicer took payment over the phone.

REASON FOR DEFAULT: None

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143828	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower asking about their ACH. The borrower was impacted by XXXX-XX with temporary unemployment and then a reduction of income. Minimal contact with the borrower.

REASON FOR DEFAULT: The latest reason for default temporary unemployment and then curtailment of income.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, Step X at X.XXX% for X year P&I $X,XXX.XX, Step X at X.XXX%, for XX years P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of which $X.XX is eligible for forgiveness.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433144101	XXXX 24M PHCH	BK13	05/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower accepted a blind mod effective XXXXwith no trial or down payment required, hardship and financials are not noted. Mod was not booked until XXXXdue to delay in court approval; borrower paid timely throughout delay and has remained current. Last contact X/XX/XXXX regarding insurance claim.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: Borrower has X prior BKXX dismissals from XXXX-XXXX.BKXX filed in XXXX, no arrears due at filing.

PROPERTY: Property is owner occupied. Loss draft iao $XX,XXX received XXXX XXXX for wind/hail. DOL XXXX XXXX, funds released immediately due to current loan status. Claim is not monitored, status of repairs unknown.

433143108	XXXX 24M PHCH	BKIT	05/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Prior loan mod noted in XXXX. Borrower filed CHXX BK in XXXX and case remains active. No RFD provided in comments. Servicer has had no contact with the borrower over the last X years due to the BK. Loan is contractually due for the X/X/XXXX payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, no maturity date provided.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE:  No FC activity noted

BANKRUPTCY:  Active CHXX BK filed in XXXX.  Unable to verify filing date. XX month plan Trustee paid.

PROPERTY:  Property is owner occupied with no issues noted.

433144428	XXXX 36M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:   Borrower reinstated loan in X/XXXX with a payment of $XX,XXX.XX covering the X/XXXX through X/XXXX payments.  Last contact XX/XX/XXXX servicer called borrower who stated the forgot to pay.  Borrower made phone payment that day.

REASON FOR DEFAULT:  Excessive obligations

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  NA

433144143	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Comments begin June XXXX with a mod review in progress, financials are not noted. Borrower completed a X-month trial from Sep XXXX-Feb XXXX and account is performing post-mod with no borrower contact since X/XX/XXXX confirmation of mod completion.

REASON FOR DEFAULT: Income curtailment, details unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: First legal was filed Dec XXXX, title is clear, case dismissed Mar XXXX after modification.

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied per seller data. No property issues noted.

433143713	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower received a prior loan mod in XXXX. Loan was in FC in XXXX with RFD borrower unemployment. The borrower reinstated the loan X/XXXX. Recent contact XX/XXXX indicates hazard loss from lightning strike with $XXX,XXX received. Borrower wants to rebuild property and has been cooperative with the servicer. Last contact XX/XX/XXXX regarding the claim. Loan is current.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXXX.XX, matures/expires XX/X/XXXX.  No deferred balance noted.  Step X: rate of X.XX% with P&I $XXXX.XX beginning X/X/XXXX until maturity.

FORECLOSURE:  Prior FC with loan reinstating X/XXXX.  Unable to verify FC stages from comments provided.

BANKRUPTCY:  Prior CHXXBK filed and discharged in XXXX.

PROPERTY: Property is owner occupied. Recent hazard fire loss due to lightning filed XX/XX/XXXX with $XXX,XXX received. Xst draw for $XX,XXX disbursed awaiting XX% inspection. Claim number: XXXX X-XXX; Carrier: XXXX.
433144282	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Prior servicer approved a trial mod plan in XX/XXXX. Final mod docs were sent to the borrower in X/XXXX. Borrower returned the documents but in X/XXXX but the signature page was missing. Servicer rejected the agreement as the spouse didn't sign, but servicer had a QCD and divorce decree in the file. Servicer sent a new modification to the borrower to execute, and servicer booked the mod terms in X/XXXX. The modification was reversed in X/XXXX due to a miscalculation of terms and due to a missing affidavit required by the county. Modification was then reapplied in XX/XXXX. Borrower confirmed the due date in X/XXXX, and confirmed a payment had been mailed in X/XXXX. Servicer sent out a new affidavit in X/XXXX, due to a servicer error on the previous version. Borrower acknowledged receipt of the affidavit in XX/XXXX. Last contact was in XX/XXXX when borrower verified payment receipt.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XXX is not eligible for forgiveness. Mod was executed after the effective date; reason unknown.

FORECLOSURE: Timeline was not provided, case was dismissed in X/XXXX after loss mitigation was completed

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143130	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX A repayment plan is set up, broken in X/XXXX. No other loss mit activity noted. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Excessive obligations. X/XXXX marital difficulties.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, maturity left unchanged X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144445	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Contact history starts in X/XXXX. Regular contact is recorded with borrower making payments. No other significant activity was noted. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Check never cashed.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Deferred amount of $XX,XXX which is not eligible for forgiveness based on performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144577	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Prior HAMP loan mod noted in XXXX and Step Rate mod granted in XXXX. Loan was up to XX days delinquent in XXXX due to income curtailment and illness with borrower bringing loan current X/XXXX. Borrower has been cooperative with the servicer with last contact X/X/XXXX with borrower inquiry on refinancing. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT: N/A

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.  Step X: rate of X.XXX% with P&I $XXX.XX beginning X/X/XXXX; Step X: rate of X.XXX% with P&I $XXX.XX beginning X/X/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted. Prior hazard loss claim for hail X/XX/XXXX with total of $XX,XXX received. All funds disbursed to borrower X/XX/XXXX with no final inspection required per servicer guidelines.
433144516	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower maintained contact throughout XXXX delinquent, income curtailment details not provided. Forbearance approved through XXXX , account is performing since reinstatement XXXXwith no ongoing contact since last contact XX/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145327	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to illness. Transaction history discussed with borrower X/XX/XXXX. Service transfer confirmed with borrower XX/XX/XXXX. Borrower inquired about unknown calls X/XX/XXXX; confirmed loan not in FC. Borrower inquired about insurance information X/XX/XXXX. Last contact X/XX/XXXX borrower inquired about confirmation of claim status.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower stated X/X/XXXX had pending insurance claim. Borrower requested copy of lenders place insurance coverage X/XX/XXXX.  Servicer advised borrower XX/X/XXXX to complete claim packet.  No further details provided; no indication borrower submitted claim.

433144334	XXXX 36M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Mod effective Aug XXXX was not booked until Nov XXXX.

BORROWER CONTACT: Comments begin June XXXX with completion of trial plan approved by prior servicer, financials not provided. SII made payments throughout delay in final mod processing and account is performing post-mod with occasional contact for phone payments. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: Borrower is deceased on unknown date; no other hardship is noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $XXX,XXX.XX deferred balance is not eligible for forgiveness. Mod was executed XX/XX/XXXX.

FORECLOSURE: Foreclosure initiated in XXXX, title is clear, judgment entered Nov XXXX. Sale scheduled for July XXXX was canceled and judgment vacated after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144457	XXXX 36M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan reinstated on X/XX/XXXX with XX payments.

BORROWER CONTACT:  Loan reinstated in X/XXXX, unable to determine RFD or source of funds to reinstate.   Loan has been current since X/XXXX.  X/X/XXXX borrower asked for information as to who was the owner of the loan.  No other contact with the borrower except for making payments.

REASON FOR DEFAULT: No RFD, current loan.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.   Modification signed after first due date.

FORECLOSURE:   Foreclosure sale was set for XX/XX/XXXX, and was cancelled.   Unable to determine how borrower reinstated loan as it has been current since beginning of comments.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143959	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX, loan in active FC. RFD due to curtailment of income. Loss mit hold was placed in X/XXXX. Borrower was approved for a stip plan for X payments in X/XXXX, completed the plan in X/XXXX and received approval for a mod effective X/X/XX. Last contact was on X/XX/XX, borrower stated that she sent back the executed docs via XXXX on X/X/XX. Mod was processed in X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was in FC when history began in X/XXXX. FC stopped in X/XXXX due to modification. Motion to dismiss FC was filed; dismissal granted.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

433143394	XXXX 24M PHCH	CURR	03/24/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX, loan in FC on hold for mod review. Borrower was approved for a mod effective X/XXXX; FC file closed. NSF was processed in X/XXXX. Borrower also failed to make a payment in XX/XXXX indicating RFD due to curtailment of income. Repayment plan was approved and set up on XX/XX/XX. Borrower stated that RFD was due to illness and excessive obligation that started X months prior. Borrower was advised of payment change due to escrow shortage. A new repayment plan was added on X/XX/XX; completed in X/XXXX, loan brought current. Borrower called in X/XXXX indicating RFD illness and unemployment due to XXXX-XX. Repayment plan was approved and set up on X/XX/XX and X/XXXX; borrower declined the FB plan, wanted to continue making the payments, did not want to fall too far behind on the loan. FB plan was confirmed removed on X/XX/XX. Borrower stated in X/X/XX that he never asked for assistance. Last contact was in XX/XXXX, Xrd party called in to schedule a payment. Loan is current.

REASON FOR DEFAULT: Unemployment due to the XXXX , borrower illness, curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX which is not eligible for forgiveness.

FORECLOSURE: File was in FC when history began in XXXX. FC stopped in X/XXXX due to modification. Motion to dismiss FC was filed; dismissal granted.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144050	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Mod effective June XXXX was not booked until Aug XXXX.

BORROWER CONTACT: Comments begin April XXXX with borrower acceptance of a trial solicitation, financials not provided. Coborrower remains in home and has paid timely post-mod with no contact since XX/XX/XXXX request for a new escrow analysis.

REASON FOR DEFAULT: Income curtailment due to divorce

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $, matures X/X/XXXX, $XXX,XXX.XX deferred balance is not eligible for forgiveness. Mod was executed X/XX/XXXX.

FORECLOSURE: Foreclosure initiated prior to mod completion was dismissed July XXXX.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144234	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for repayment plan as of XX/XX/XXXX, plan cancelled as of XX/XX/XXXX due to non-performance, but was re-established as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party inquired about deferred balance, was advised of principal balance and if they wanted to payoff loan would need to order payoff letter. Third party was also advised that payment was already setup.

REASON FOR DEFAULT: Curtailment of income and borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness  based on borrower performance.

FORECLOSURE: Appears loan was in active FC at start of contact history, NOD filed as of XX/XX/XXXX, FC sale scheduled for XX/XX/XXXX as of XX/XX/XXXX. FC placed on hold for loss mit as of XX/XX/XXXX, FC sale postponed multiple times, most recently postponed due to loss mit until XX/XX/XXXX as of XX/XX/XXXX, FC closed as of XX/XX/XXXX, Motion to dismiss FC filed and granted as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143654	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/X/XXXX, referred to attorney due to contested matter. X/XX/XXXX, RFD divorce and loan included in settlement. Appears wife is making the payments.

REASON FOR DEFAULT: Divorce.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amounts.

FORECLOSURE: Contested foreclosure in early XXXX, unable to determine basis.  Appears contested matter and sale date was being set when borrower reinstated with XX payments.

BANKRUPTCY: X/X/XXXX comments state that BK still active, but also showing active foreclosure.  BKXX dismissed X/X/XXXX. Unable to locate filing date or case number in comments or loan file documents.

PROPERTY: No evidence of property damage.

433144257	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Account is being skip-traced. No recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144154	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for mod assistance in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. Borrower finished the plan, and modification was completed in X/XXXX. Borrower changed the mailing address in X/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline was not provided, case was contested. Loss mit hold started in X/XXXX. Case was dismissed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144129	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Stip to mod approved in XX/XXXX. Plan completed and mod processed in XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, illness of borrower.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: FC closed and billed in XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433143946	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Comments begin April XXXX with borrower on a repay plan through Nov XXXX approved by prior servicer, hardship and terms are not noted.  Account was fully reinstated Dec XXXX and is performing post-cure with no borrower contact since XX/X/XXXX questions about plan completion.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145107	XXXX 24M PHCH	CURR	03/24/2021	02/25/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX called for assistance, servicer offered a repayment plan for X months. No further workouts have been discussed. Last contact X/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144954	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433143808	XXXX 36M PHCH	CURR	05/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower on X/X/XXXX stated impacted by XXXX, servicer set up a X month repayment plan on X/XX/XXXX.  No further assistance requested.  Last contact X/XX/XXXX servicer advised borrower of missing official insurance estimate for hazard claim, nothing further was discussed.

REASON FOR DEFAULT: Income reduction

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Servicer informed of property damage on XX/XX/XXXX, date of loss XX/XX/XXXX and it was water damage.  Servicer received a hazard claim check for $XX,XXX.XX on XX/XX/XXXX, servicer endorsed and released check on XX/XX/XXXX.  As of X/XX/XXXX claim still open as servicer is requesting the official insurance estimate from borrower.  Comments do not indicate work started or completed.

433145258	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: No CH provided between XX/XX/XXXX and XX/XX/XXXX. Mod from prior Servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower provided with account number, borrower stated would make online payment.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted in XX/XXXX. Filing date, case number and discharge date not provided. No other BK activity noted.

PROPERTY: No property issues noted.
433145217	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. No other contact with borrower.

REASON FOR DEFAULT: Not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145225	XXXX 36M PHCH	BK13	04/01/2021	03/06/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX

BORROWER CONTACT: Servicer is monitoring performing BK, no collection activity noted. Borrower pays monthly through IVR, last contact X/X/XXXX general account inquiry.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed XXXX, XX-month plan confirmed Mar XXXX, plan and POC documents not provided. Borrower makes ongoing payments and is contractually current for the last X years.

PROPERTY: Property is owner occupied. No property issues noted.

433144252	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Comments begin June XXXX. Account is performing for the last X years with occasional borrower contact for general account inquiries. Last contact X/XX/XXXX for website assistance.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144361	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower accepted a trial mod plan in X/XXXX, and modification was completed in X/XXXX. In X/XXXX, borrower called about the wind policy letter he received. Last contact was in X/XXXX when borrower verified due date on the account after an NSF payment that month.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144645	XXXX 24M PHCH	CURR	05/01/2021	03/27/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Contact with borrowers has been limited to payment arrangements and RFDs. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Illness of mortgagor.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $X,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144464	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, borrower wanted to set ACH and have statements sent electronically.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per date tape.
433144924	XXXX 36M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Interest only payments from XX/XXXX to XX/XXXX. Principal curtailment payments of $XXX.XX, $X.XX and $XXX.XXmade in XX/XXXX, XX/XXXX and XX/XXXX respectively.

BORROWER CONTACT: No CH provided between XX/XXXX and XX/XXXX. Mod from prior Servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to change the terms of the loan, was advised to refinance.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX%, interest only payments for first XX years, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144683	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer returned funds in the amount of $XXX.XX on XX/XX/XXXX, insufficient to reinstate. First contact with the borrower was X/XX/XXXX promising to reinstate and RFD of curtailment of income, no details.

REASON FOR DEFAULT: Borrower has never provided a reason for default.   Very little contact.

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance of $XX,XXX.XX due at maturity.

FORECLOSURE: Referred to foreclosure XX/XX/XXXX.  Sale was set for X/X/XXXX.  Foreclosure cancelled after borrower reinstated.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

TITLE ISSUES: Subject is a mobile home and as of XX/XX/XXXX title had not been purged and it does not appear that documentation had been filed to convert to real property.   Comments state that issue would be resolved post sale.

433145297	XXXX 24M PHCH	CURR	05/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Mod from prior servicer noted as of XX/XX/XXXX with effective date of XX/XX/XXXX. Borrower approved for repayment plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to confirm his online payment went through.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X% for X year, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X.XX%, $XXX per month, effective XX/XX/XXXX; Step X rate X.X%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143960	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. P&I amount has changed X times, would appear to be per the terms of the note.

BORROWER CONTACT:  X/XX/XXXX RFD was self employed and work had been slow.  X/XXXX borrower trying to qualify for repayment plan, plan was approved but loan was brought current in X/XXXX.    X/XX/XXXX there was a servicing issue with payment being pulled from borrower's bank account twice.   Borrower filed a dispute to have the payment refunded.  X/X/XXXX borrower inquired about shortage being repaid on the escrow.

REASON FOR DEFAULT: No RFD, current loan.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144208	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date was rolled forward in X/XXXX.

BORROWER CONTACT: X/XXXX Payments are being made under a stip agreement. XX/XXXX Stip period is completed and a final mod is implemented, no RFD is given. No further loss mit activity noted. Periodic contact follows with borrower making payments. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account was referred to FC in X/XXXX, reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144346	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is making payments under a stip agreement. X/XXXX Plan is kept. XX/XXXX A final mod is completed, no RFD is given. Since the mod, the account has been kept current. Borrower has been cooperative. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
433143530	XXXX 24M PHCH	BK13	04/01/2021	02/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower filed CHXX BK in XXXX and received a BK loan mod per comments and documents in file. RFD at that time was income curtailment and borrower illness. Servicer has had limited contact with the borrower over the last X years with last contact X/XX/XXXX regarding payment. NSF noted X/XXXX with borrower making up payment in same month. Loan is contractually due for the X/X/XXXX payment.

REASON FOR DEFAULT: N/A

MODIFICATION: BK MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Active CHXX BK filed in XXXX.  Unable to verify the filing date, plan length or POC amount.  Debtor paid.

PROPERTY: Property is owner occupied with no issues noted.
433143810	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date advanced in XX/XXXX due to mod. Principal curtailment payment of $XXX.XX and $XX made in XX/XXXX and XX/XXXX respectively.

BORROWER CONTACT: Appears loan was in active loss mit at start of contact history, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower needed help to log in online.

REASON FOR DEFAULT: Bank account fraud and oversight.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143109	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Account was rolling XX-delinquent throughout XXXX, hardship due to borrower illness. Borrower completed a X-month repay plan to reinstate XXXX and remains current, last contact X/XX/XXXX regarding insurance claim.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, maturity not specified, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower reported unspecified damages to home XXXXthat were incurred XXXX . Claim was denied X/XX/XXXX. Denial in loan file notes that there is water damage to several exterior and interior areas of the home (external posts, front door, flooring), which is not covered due to it being the result of a flood.

433143653	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/X/XXXX, asking for reinstatement quote. No RFD. Sale was set for X/XX/XXXX and funds were received X/XX/XXXX. X/XX/XXXX shows that co-borrower is deceased.

REASON FOR DEFAULT: Very little contact with the borrower.  Unable to determine an RFD.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: Active foreclosure XXXX. Foreclosure was in danger of being dismissed in XXXX, unable to determine why.   Judgment was submitted on X/XX/XXXX to avoid dismissal.  Sale was then set for XX/XX/XXXX.  Sale reset for X/XX/XXXX after BK.  Foreclosure cancelled after borrower reinstated.

BANKRUPTCY: BKXX filed XX/XX/XXXX to stop foreclosure sale.   Borrower is multiple filer.  Dismissed on XX/XX/XXXX.

PROPERTY: No evidence of property damage.

433143452	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower made a phone payment. No recent Loss Mit activity found.

REASON FOR DEFAULT: No recent RFD provided. Last RFD was noted on X/XX/XXXX as borrower illness.

MODIFICATION: BK NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures X/X/XXXX. Deferred balance iao $XX,XXX is not eligible for forgiveness and is due upon maturity date. There was $XXX.XX in fees forgiven at time of modification.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.

433144204	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  No borrower contact noted, loan had been current.  Borrower reinstated loan in X/XXXX with a payment of $XX,XXX.XX covering the X/XXXX though X/XXXX payments.

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan was active in FC, date referred unknown.  FC canceled in X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144993	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer notes X/XX/XXXX borrower does not qualify for repayment plan; borrower stated would reinstate on own. Borrower made promise to pay X/XX/XXXX. Borrower noted to be on fixed income X/XX/XXXX. Borrower inquired about payment increase due to taxes X/X/XXXX; borrower stated exempt. No further contact noted with borrower.

REASON FOR DEFAULT: Excessive obligations.  Curtailment of income.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Mod includes deferred balance iao $XX,XXX.XX which was not eligible for forgiveness, but was subsequently forgiven in X/XXXX.  As such, the deferred balance is not shown in the mod data.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143944	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX A mod is completed, no RFD is given. No further loss mit activity noted. Borrower has not been very responsive with minimal recent communication. The most recent contact was on X/XX/XXXX with late fees being discussed.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143649	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Borrower confirmed payment X/XX/XXXX.  No further contact noted.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144469	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified XX/XX/XXXX,

BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Last contact in X/XXXX when borrower called to make payment.  Borrower paying as agreed.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143131	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested payment assistance in X/XXXX, and servicer approved a X-month repay plan. Borrower made promises to pay in X/XXXX and in XX/XXXX. Loan reinstated in X/XXXX. Last contact was a phone payment in X/XXXX. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Unexpected expenses, car problems, lack of work

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

OTHER: Current P&I doesn't match the modified P&I; unable to determine why.
433143164	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to schedule payments and stated would catch up in XX/XXXX.

REASON FOR DEFAULT: Excessive obligations and borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143218	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Borrower illness and medical expenses.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, maturity date not provided. No deferred balance noted. $XXX,XXX of the combined principal balance of $XXX,XXX was forgiven at time of mod.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433145100	XXXX 36M PHCH	CURR	05/07/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX

BORROWER CONTACT:  No contact with prior servicer despite multiple dialer attempts each month. Borrower reinstated in X/XXXX. Loan transferred servicing in X/XXXX. Unauthorized spouse asked about a billing statement in X/XXXX. Borrower authorized his spouse on the account in X/XXXX, and requested payment assistance. Servicer offered a mod review, but borrower didn't submit a loss mit application. spouse gave a promise to pay in XX/XXXX. No further contact.

REASON FOR DEFAULT: XXXX-unknown. XXXX-borrower illness, spouse not employed

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144864	XXXX 24M PHCH	CURR	03/10/2021	02/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, trying to make payment for less than amount due. RFD was family illness. XX/X/XXXX borrower stated mother had passes away and discussed options. Borrower had made a payment of $X,XXX.XX, which servicer returned as insufficient to reinstate. Borrower has never performed on promises and based on the number of RFDs and lack of performance it would appear the borrower can not afford the subject.

REASON FOR DEFAULT: Borrower has used multiple RFDs, death of mother, affected by wildfires, husband had open heart surgery and transplant was failing.  Son deployed to Pakistan.  Last contact and RFD was on XX/XX/XXXX, which was husband

MODIFICATION: STEP RATE, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified I/O P&I $X,XXX.XX, matures X/XX/XXXX.  Interest only payments for X years.  Amortizing as of the X/XX/XXXX payment. No deferred or forgiven amount.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.
433143971	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Did not effective date payments applied in XX/XXXX due to mod application that month.

BORROWER CONTACT:  Borrower applied for mod assistance in X/XXXX, but package was incomplete. Package was marked complete in X/XXXX, and a mod trial plan was approved the following month. Borrower made the plan payments, and servicer received executed documents in X/XXXX. The servicer review of mod documents was not completed until XX/XXXX, at which time payments were applied and effective dated to XX/XXXX, despite funds being received in X/XXXX and in XX/XXXX. Borrower has remained current since modification. Borrower requested a XXXX statement in X/XXXX. No other contact with borrower.

REASON FOR DEFAULT: Co-borrower death

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found. Servicer has not been sending billing statements due to a prior BK filing, details were not provided.

PROPERTY: Unknown occupancy
433144435	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to provide XXXX payment confirmation. Also discussed ACH. The loan has remained current since that time and the borrower usually pays via the servicer's website. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to marital difficulties. Also had issues with their bank account. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143906	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Last contact X/XX/XXXX borrower made a payment over the phone which posted X/XX/XXXX, nothing further discussed.

REASON FOR DEFAULT:  Unknown

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY:  NA

433144820	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative. The borrower was set up on a repayment plan in X/XXXX and successfully reinstated the loan in X/XXXX. The loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to forgetting the payment wasn't already scheduled. Also bank took out two car payments in X/XXXX. Excessive obligations. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years at $XXX.XX/mo, then X.XXX% for X year at $XXX.XX/mo, then X.XXX% for X year at $XXX.XX/mo, then X.XXX% for X year at $XXX.XX/mo, then X.XXX% for remaining term at $XXX.XX/mo. Term is XX years, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance..

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144596	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower received prior loan mods in XXXX and XXXX. Servicer has had limited contact with the borrower over the last X years with last contact X/X/XXXX regarding payment. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XX% for XXX months, modified P&I $XXX.XX, matures/expires XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.

433144675	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer set up a repayment plan on X/X/XXXX, details of the plan not noted. Updated repayment plan set up X/XX/XXXX as prior plan broke, details of the new plan not noted. Appears plan was completed. Last contact XX/XX/XXXX borrower stated they are boing to make a payment of $Xk which was received XX/XX/XXXX.

REASON FOR DEFAULT: Illness of borrower

MODIFICATION: STEP/NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143911	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and confirmed hardship had ended in X/XXXX. Borrower made a double payment in X/XXXX to reinstate the account, and has since remained current. Borrower gave a promise to pay in X/XXXX, and another promise to pay in X/XXXX. No further contact. Subsequent payments were made through the website.

REASON FOR DEFAULT: Spouse unemployment reduced household income

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433143561	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to confirm new insurance information has been received and updated. The borrower appears to be cooperative and has been in frequent contact with the servicer. The borrower requested XXXX assistance in X/XXXX and was offered a forbearance plan. The loan has remained current during the time of the forbearance. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX-XX XXXX  and was out of work. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX%. Loan term is XX years and X months. Modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145270	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: No CH provided from XX/XXXX to XX/XX/XXXX. Borrower submitted mod review documents in XX/XXXX, no other details provided. No other loss mit activity noted. Last contact with borrower noted on XX/XX/XXXX, borrower contact via web, borrower left message wanting to confirm receipt of mod documents since website would not update that documents were uploaded.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143165	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is deceased prior to XXXX XXXX. SII accepted a X-month trial mod starting XXXX XXXX, no hardship or financials noted. Trial was paid timely and account remains current post-mod with little ongoing contact with SII, last contact XX/X/XXXX insurance claim inquiry.

REASON FOR DEFAULT: Borrower death

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX was dismissed after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Loss draft funds iao $XXXX received XXXXfor water damage DOL XXXX , endorsed and released XXXXdue to current loan status. Claim is non-monitored.

433143887	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer notes a repayment plan set up on X/XX/XXXX appears borrower accepted plan. Borrower and servicer discussed workout options on X/XX/XXXX, servicer never received a workout packet. Second repayment plan set up offered X/X/XXXX, it is not clear if this plan was accepted. Last contact X/XX/XXXX borrower and servicer discussed payment details.

REASON FOR DEFAULT: Unknown

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143168	XXXX 24M PHCH	CURR	05/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is working with loss mit, docs are being requested, no RFD is given. X/XXXX Borrower accepts a stip to mod. XX/XXXX Final mod is implemented. Recent contact is limited to payment arrangements. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKXX is active on the account when the history starts in X/XXXX. XX/X/XXXX BK is discharged.

PROPERTY: No property issues found.

433144273	XXXX 24M PHCH	CURR	04/01/2021	02/05/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Per notes on XX/XX/XXXX, credit bureau dispute received; details of dispute not noted. However, the borrower servicer notes that reporting was accurate. Last contact on XX/XX/XXXX, borrower stated she accidently made X payments online. Borrower wanted a refund, servicer advised that she would need send in a written request with a copy of her bank statement. Borrower stated she would rather just have the extra funds applied to principal.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, borrower lost her job but found a new job.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433144825	XXXX 24M PHCH	CURR	04/15/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive throughout XXXX delinquency, hardship unknown. Account remains current since reinstatement XXXX XXXX with no further contact since X/XX/XXXX fee inquiry.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/XX/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144320	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on XX/X/XXXX called in to discuss the late payment in XX/XXXX, borrower claiming they called in and discussed making X X/X payments in X/XXXX and X/XXXX and no late reporting would happen. Servicer advised credit reporting is correct. When comments begin it shows borrower was on a repayment plan with prior servicer, details of plan not noted. Plan was completed and servicer modified loan in X/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.

FORECLOSURE: Comments indicate there was an active FC with prior servicer, unknown referral date.  As of X/X/XXXX FC closed due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144880	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Account defaulted XXXX XXXX due to borrower was out of the country for a death in the family, followed by multiple NSF returns on his return. Assistance requested XXXX and borrower completed a repay plan to cure account XXXX XXXX and remains current with little ongoing contact. Last contact X/X/XXXX.

REASON FOR DEFAULT: Death in family, excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKX was discharged and reaffirmed prior to XXXX  XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

433143227	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive until XXXX , hardship due to death in family and excessive obligations for college tuition. Loss mitigation was declined, borrower reinstated XXXX XXXX and remains current with no contact since X/XX/XXXX request for website assistance.

REASON FOR DEFAULT: Death in family, excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145232	XXXX 36M PHCH	CURR	04/28/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal curtailment payment of $XX.XX made in XX/XXXX.

BORROWER CONTACT: No CH provided between XX/XX/XXXX and XX/XX/XXXX. Reinstatement quote provided as of XX/XX/XXXX, reinstatement funds received as of XX/XX/XXXX, loan brought current. Mod from prior Servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower made payment and task opened to review prepayment penalty on mod.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.XX%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC placed on hold for original Note as of XX/XX/XXXX, FC closed as of XX/XX/XXXX due to reinstatement. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143250	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stated on X/XX/XX that he would have his wife pay online. Borrower was approved for a repayment plan in XX/XXXX for X payments; RFD due to illness in the family. Repayment plan was completed in XX/XXXX. Borrower failed to make XX/XXXX and X/XXXX payments but was able to make X payments in X/XXXX bringing the loan current. Last contact was on X/XX/XX, borrower scheduled a payment indicating RFD due to excessive obligation.

REASON FOR DEFAULT: Illness of a family member, excessive obligation.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA. $XXX,XXX has been permanently forgiven.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144467	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  No contact until borrower cancelled auto-draft payments in X/XXXX and verified the due date in XX/XXXX after reinstating an NSF payment. Borrower began making monthly phone payments. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Marital difficulties.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143718	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/X/XXXX.

BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative and usually makes payments via the servicer's website. The loan has remained current with regular on-time payments. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $X,XXX.XX/mo, then X.X% for X year at $X,XXX.XX/mo, then X.X% for X year at $X,XXX.XX/mo, then X.XXX% for remaining term at $X,XXX.XX/mo. Term is XX years, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.

433144172	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Borrower inquired about principal balance X/XX/XXXX.  Borrower inquired about payment X/XX/XXXX.  Borrower inquired about biweekly payments X/XX/XXXX.  Borrower inquired about refinance X/XX/XXXX.  Borrower stated X/XX/XXXX had trouble submitting online payment.  Xrd party inquired about insurance X/XX/XXXX.  Xrd party requested escrow analysis X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143493	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, illness of borrower's spouse.

MODIFICATION: Missing mod dated XX/X/XXXX. However, servicer letters in file with step rate change notification. Letter dated X/XX/XXXX states that on XX/X/XXXX it will XXXXk XX months since modification and notifies the borrower of upcoming step rate changes - X.XX% with P&I $XXX.XX on XX/X/XXXX and then X.XX% with P&I $XXX.XX on XX/X/XXXX for remaining term, which are the current terms being serviced.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

433143749	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment and a curtailment. Prior Chapter XX Bankruptcy that resulted in a Mod and a cramdown and was discharged. Minimal contact with the borrower due to the prior bankruptcy and loan paying as agreed.

REASON FOR DEFAULT: The reason for default was not provided.

MODIFICATION: BK NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX X years P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX. Cramdown iao $XXX,XXX.XX.

FORCLOSURE: No active foreclosure activity found

BANKRUPTCY: No active BK activity found. The borrower was previously in Chapter XX BK that had a cramdown and Modified the loan that was discharged in XXXX.

PROPERTY: No conditions found

433143268	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to lack of income with husband. No recent contact noted with borrower. Last contact XX/XX/XXXX borrower confirmed payment; stating had unexpected expenses. Plan confirmed kept XX/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.  Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.  $XXX,XXX.XX permanently forgiven at the time of agreement.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143513	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX A payment plan is set up. X/XXXX Plan is broken. X/XXXX Another plan is started, plan is kept. X/XXXX Another plan is made and kept. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. X/XXXX Family illness. XX/XXXX Medical issues.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X.X%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143568	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower asking about their delinquency reporting and were previously disputing. The borrower declined any Assistance and was able to bring the loan current on their own. Minimal contact with the borrower.

REASON FOR DEFAULT: The latest reason for default was curtailment of income.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: There were no property issues found

433143197	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: RFD on X/X/XXXX, borrower are XXXX arated and wife living in the home. Borrower trying to qualify for loss mitigation, complete package received on X/XX/XXXX. Borrower placed on stip on X/XX/XXXX with down payment of $X,XXX.XX and X payments of $XXX.XX, first payment due X/X/XXXX. X/XX/XXXX borrower wanted to be removed from the loan, divorced and wife living in home. Unable to determine who is making payments. Based on comments he negotiated the modification.

REASON FOR DEFAULT: Divorce.   Wife living in home.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures XXXX.  No deferred balance.

FORECLOSURE: Active foreclosure in early XXXX, complaint filed X/X/XXXX. Foreclosure closed when modification boarded.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143162	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  No contact with borrower in XXXX. Borrower requested a late fee waiver in X/XXXX. Borrower made a phone payment in XX/XXXX after an NSF payment earlier that month. No further contact with borrower.

REASON FOR DEFAULT: Car accident in X/XXXX, borrower didn't work for several months and was waiting for a settlement

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144102	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	Yes	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No contact noted with borrower. Xrd party stated X/XX/XXXX borrower passed away X/XX/XXXX. Property left to minor; property is vacant but would like to try and keep. Xrd party stated X/XX/XXXX in process of establishing executor of estate. Xrd party called to confirm receipt of payment X/X/XXXX. Xrd party called to confirm payment X/XX/XXXX. Last contact X/XX/XXXX to check on payment.

REASON FOR DEFAULT: Borrower death.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Loan noted to be in BK at start of history.  BKXX noted dismissed X/X/XXXX.

PROPERTY: Property is vacant. Xrd party inquired about LPI insurance coverage. No damage noted.
433143096	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: Comment start with the borrower on a stip to mod plan, exact start data is unknown. Plan complete and mod processed in XX/XXXX. Delay in processing due to delay in borrower returning executed mod. Last contact on XX/X/XXXX, borrower wanted to know when final inspection would be done; servicer advised it would take up to X days.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXXX, curtailment of income.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: FC closed and billed in XX/XXXX due to modification. Referral date is unknown.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Borrower requested to speak with loss draft department in XX/XXXX, due the property sustaining wind damage on XX/X/XXXX. Claim filed in XX/XXXX; funds in the amount of $XXXX.XX received.  Borrower requested to self repair in XX/XXXX, servicer advised that they would approve but would release half of the funds now and then the last half after XXX% inspection is complete. Per notes on XX/XX/XXXX, home repairs complete and final inspection complete.  Owner occupied per data tape.

433143824	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact. Active BKXX until X/XX/XXXX.

REASON FOR DEFAULT: No contact with borrower, unable to determine RFD.

MODIFICATION: BK MODIFICATION, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/X/XXXX.  No deferred or forgiven amounts.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: BKXX filed in XXXX .   X/XX/XXXX borrower in default on agreed order and loan referred to attorney.  Notice of Final Cure referred to attorney on X/XX/XXXX.  Trustee final report received X/X/XXXX.  BK was discharged X/XX/XXXX.

PROPERTY: No property damage.

433143106	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX A repayment plan is set up. X/XXXX Plan is kept. No other loss mit activity was noted. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX marital difficulties. X/XXXX Pay schedule.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143385	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to inquire about a life insurance offer they received. No further contact and the loan has remained current since that time. The borrower appears to be cooperative and usually makes payments via the servicer's IVR. The loan was modified in XX/XXXX after successfully completing a trial period plan. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness and medical bills. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years and X months, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower filed a chapter XX bankruptcy in XXXX that was discharged in XXXX. Unable to determine the exact filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144884	XXXX 24M PHCH	CURR	03/30/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made contact several times in XXXX to cure delinquency with no formal loss mitigation, hardship due to high bills and other expenses. Account remains current with no further contact since reinstatement XX/X/XXXX.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/XX/XXXX, $X,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143350	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower accepted a blind mod solicitation XXXXwith no down payment or trial plan required, hardship and financials not provided. Mod was delayed by post-BK audit reconciliation. Borrower made all post-mod payments timely and has remained current with no ongoing contact since XX/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX was discharged XXXX . Account was contractually due XXXXat BK closing, arrears cured through modification.

PROPERTY: Property is owner occupied. No property issues noted.

433143696	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower wanting the amount of interest paid. Minimal contact with the borrower.

REASON FOR DEFAULT: The prior reason for default was not able to rent the property.

MODIFICATION: BK MOD, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No current BK activity found, prior Chapter XX Bankruptcy that had a cram down of secured claim of XX,XXX.

PROPERTY: No property issues found

433144475	XXXX 36M PHCH	CURR	04/23/2021	03/30/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Mod effective Sep XXXX was booked in Nov XXXX.

BORROWER CONTACT: Comments begin June XXXX with executor and SII performing on a trial approved by prior servicer, financials not noted. Payments were made timely throughout delay in finalizing SII and mod documents and account is performing post-mod with occasional borrower contact for general account inquiries. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Death of borrower

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX, $X deferred balance. Mod was executed XX/XX/XXXX.

FORECLOSURE: Foreclosure initiated prior to April XXXX was dismissed after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144563	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent borrower contact. Last attempt to contact borrower was on X/XX/XXXX. Last borrower contact X/XX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: No payment default in past year.  Last RFD was noted on X/XX/XXXX as curtailment of income.

MODIFICATION: Seller data shows mod date of X/X/XXXX. Loan has not been modified. Current loan terms correspond to the original note. Letter in Misc Docs dated X/XX/XXXX from the servicer notified the borrower that the I/O period was ending and that the new P&I pmt would be $XXXX.XX. The maturity date has been extended from XX/X/XXXX to X/X/XXXX but unable to locate evidence of an extension or deferral.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property occupancy or condition was noted in comments.

433143648	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the authorized third party called to discuss the account and requested a copy of the promissory note. Was also transferred to a supervisor. called in to make a payment over the phone. No further contact since that time. The notes from X/XXXX indicate the borrower is deceased. Most conversations have been with the authorized third party, who appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to how paychecks are paid. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX%. Loan term is XX years. Modified P&I $XXX.XX, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144761	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer approved a X-month trial mod plan in X/XXXX. Borrower verified mod plan terms in X/XXXX. Borrower was concerned about credit reporting in XX/XXXX, Modification was completed in XX/XXXX; borrower has since remained current. Borrower started auto-draft payments in X/XXXX. Last contact was in X/XXXX regarding draw release status.

REASON FOR DEFAULT: Borrower not able to live in the property due to damage

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied prior to damage. Borrower filed an insurance claim for XXXX  damage from XXXX. Claim paid iao $XX,XXX, repair bid iao $XXXk, due to variance.  It's not clear if any disbursements were made to the initial contractor, but in X/XXXX, borrower claimed the contractor had been jailed.  In X/XXXX, borrower advised they were working on a settlement with the contractor, then in X/XXXX borrower advised that servicer should expect to receive an updated bid from initial contractor iao $XXk (limited to demo and trash out of certain areas).  Draw iao $XXk to initial contractor was approved and released in X/XXXX. X/XXXX comments note an escalated draw request so that the new contractor can begin work, disbursement iao $XX,XXX was approved. Comments in XX/XXXX, regarding reissue of $XXk disbursement, indicate that a total of $XXX,XXX.XX have been disbursed, however, there are no details regarding when those funds were received, or why more than $XXk over the bid has been disbursed.  No further inspections have been logged, and there are no details about repair progress.

433144909	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Contact has been limited to payment arrangements and RFDs. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Work is slow.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143954	XXXX 36M PHCH	CURR	05/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: X/XXXX Payments are being made under a repayment plan. X/XXXX Plan is broken. X/XXXX Borrow hangs up on a call. X/XXXX Payment amount is being discussed. X/XXXX Borrower has questions about taxes. The most recent contact was on XX/XX/XXXX, borrower wants to know when their next due date is. No RFD is given and no loss mit activity noted.

REASON FOR DEFAULT: X/XXXX “Many” reasons.

MODIFICATION: Expired Temp mod, first pay due X/X/XXXX, expires X/XXXX, modified balance $XXX,XXX at a fixed X.X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143881	XXXX 24M PHCH	CURR	04/01/2021	03/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower approved for X payment repayment plan in XX/XXXX, confirmation letter sent as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower approved for X payment repayment plan in XX/XXXX, confirmation letter sent as of XX/XX/XXXX, plan broken as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested to have extra payment from XX/XX/XXXX and XX/XX/XXXX to principal balance.

REASON FOR DEFAULT: marital difficulties and excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XX/XXXX.
433144211	XXXX 24M PHCH	BK13	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Prior loan mod noted in XXXX and a BK mod granted in XXXX. Active CHXX BK filed in XXXX due to income curtailment. Servicer has had limited contact with the borrower due to the BK with last contact X/XX/XXXX regarding payment. Loan has been paid as agreed over the last XX months and is contractually current.

REASON FOR DEFAULT: N/A

MODIFICATION: BK MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY: Active CHXX BK filed in XXXX.  Unable to verify filing date or POC amount from comments and documents.

PROPERTY: Property is owner occupied with no issues noted.

433145247	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Workout packet was received in X/XXXX, as of X/XXXX a STIP plan was set up which was completed and loan was modified in X/XXXX. Borrower financially qualified. Last contact XX/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income curtailment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143333	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Repayment plan granted in XX/XXXX. Last contact on XX/XX/XXXX, borrower requested that ACH payments be cancelled.

REASON FOR DEFAULT:  As of XX/XXXX, borrower's spouse lost hours at work. RFD per notes on XX/XX/XXXX, income limited.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.  Owner occupied per notes on XX/XX/XXXX.

433145060	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date advanced without payment in XX/XXXX due to mod. Principal curtailment payment of $X,XXX.XX made in XX/XXXX.

BORROWER CONTACT: No CH from XX/XX/XXXX to XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, mod from prior Servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower received email stating document was ready to view but could not log in online, Servicer walked borrower through process of registering online.

REASON FOR DEFAULT: Reduction in income.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX% for X years, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X.XX%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.XX%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.X%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144868	XXXX 36M PHCH	CURR	04/19/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Notes start in X/XXXX; welcome call completed. Borrower asked about LPI on the account in X/XXXX. NSF payment in X/XXXX was reinstated later in the month. Authorized spouse verified payment receipt in X/XXXX and verified the due date in X/XXXX. Spouse called about a curtailment application in XX/XXXX, and requested a billing statement in X/XXXX. Last contact was in XX/XXXX when spouse requested a billing statement.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433143151	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Only contact with the borrower has been calls to make payments. Borrower called on X/XX/XXXX about insurance check, which servicer stated had already been sent.

REASON FOR DEFAULT: No RFD and no information on insurance claim.

MODIFICATION:NON-HAMP, first pay due X/X/XXXX, modified balance $XX.XXX.XX at X%, modified P&I $XXX.XX..  A total of $XXX,XXX.XX was forgiven.   No deferred balance.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: X/X/XXXX there is comments relating to a loss draft.  Date of loss was X/X/XXXX and check was  $X,XXX.XX.   Check was endorsed and sent to the borrower.   Unable to determine damage.

433145274	XXXX 24M PHCH	BK13	08/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring performing BK plan with no collection activity or borrower contact noted. Account has been contractually current since XXXX .

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed XXXX, plan and POC documents not provided. XX-month plan confirmed XXXX , debtor makes ongoing payments.

PROPERTY: Property is non-owner occupied per seller data. No property issues noted.

433144177	XXXX 24M PHCH	CURR	05/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Stip to mod approved prior to the start of the comments. Plan completed and mod processed in XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to verify address to send in a payment.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

433143346	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is being managed by an administrator of estate. X/XXXX Notes reference an executed stip agreement. X/XXXX A final mod is completed, no RFD is given. Since the mod the account has been kept current. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Plan is canceled at borrower’s request. Borrower has been cooperative. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX XXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history begins in X/XXXX. Reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XX/XXXX A claim check IAO $XX,XXX is received (claim details and dates are not provided). X/XXXX The check is endorsed and released, claim is unmonitored.

433144751	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	Yes	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower is deceased, date of death not available, successor in interest is the borrower's spouse. SII called in X/XXXX requesting to have the escrow refund check reissued in her name because the check had the attorney's name on it. SII stated on X/XX/XX that she pays her own insurance and should not be escrowed but did not send the required written authorization to delete escrow from the loan. SII stated in X/XXXX that she did not get a notification that the mortgage payment was going up; was advised increase was due to insurance policy premium. XX day payoff was requested on X/XX/XX ; request completed. SII stated on XX/XX/XX that she mailed payment, also advised that she had surgery and was receiving payment assistance for the month of XXXX ember, then called in on XX/XX/XX stating that the check was sent to the wrong address and would probably take up to XX days to arrive and requested late fee to be removed. Last contact was in X/XXXX for escrow inquiry. Loan is current.

REASON FOR DEFAULT: Illness, borrower death.

MODIFICATION: Missing mod from X/X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan was in active BKXX when history began in XXXX, filing date not available. BK has been discharged. BK file closed as of XXXX.

PROPERTY: Successor in interest, (spouse) called in X/XXXX indicating that she filed an insurance claim for Water and Mold damage (effective X/XX/XXXX). SII stated that the mold presence in the home causes her to have migraines. The water damage is to a base cabinet in the kitchen from plumbing that was repaired when the new refrigerator was installed in X/XXXX. Insurance claim appears to have been denied and claim was closed on X/XX/XXXX due to damage was not from a storm and there was no damage to the roof. SII also stated on XX/XX/XXXX that she has issues with termites. No details regarding repairs provided.

433143878	XXXX 24M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower approved for repayment plan in XX/XXXX, repayment plan confirmation letter sent as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of late charges on account and of ACH and E-bill options.

REASON FOR DEFAULT: Curtailment of income and family illness.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XX/XXXX.

433145131	XXXX 24M PHCH	CURR	03/25/2021	03/03/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact recorded was on XX/XX/XXXX, an unauthorized party (borrower’s son) calls in to report the borrower is deceased and he is the executor of estate.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145218	XXXX 36M PHCH	CURR	05/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  Last contact X/X/XXXX servicer spoke with authorized Xrd party about late notice, servicer advised payment posted X/XX/XXXX and late notice mailed X/XX/XXXX.  Nothing further discussed.

REASON FOR DEFAULT: NA

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143584	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower wanting assistance with the website. The loan was in foreclosure that was dismissed upon completion of the Mod. The borrower was approved a Mod Trial XX/XXXX that was successfully completed.

REASON FOR DEFAULT: The reason for default illness of the borrower.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: There were no property issues found

433144558	XXXX 24M PHCH	CURR	04/01/2021	02/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in regarding letters about insurance expiring and need renewal. Was advised of possible LPI. The borrower appears to be cooperative. The borrower also called in X/XXXX regarding possible XXXX-XX assistance and was advised of a repayment plan. No further details were noted but the loan was paid ahead and has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. The notes also indicate was impacted by the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.X% for remaining term at $XXX.XX/mo. Term is XX years, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was referred to foreclosure in XX/XXXX but was cancelled after a full reinstatement was received in X/XXXX. No FC further activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144258	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  History starts in X/XXXX. Borrower verified the terms of a trial mod plan in X/XXXX, and made a trial plan payment in X/XXXX. Borrower verified receipt of mod documents in XX/XXXX, and verified mod terms in XX/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. Borrower executed the modification after the modified first payment due date.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143334	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in unable to access the website and agreed to make a payment over the phone. The borrower usually pays via the servicer's website. The borrower appears to be cooperative. No further contact since that time and the loan has remained current. The loan was modified in X/XXXX after successfully completing a trial period plan. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine the RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years and X months, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure until X/XXXX when a modification was completed. The loan has remained current since that time. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143728	XXXX 36M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/XX/XXXX.  Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments.  Borrower called X/XX/XXXX to follow-up on Mod workout; and again X/XX/XXXX.  Borrower called to confirm payment X/XX/XXXX.  No recent contact with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes X/XX/XXXX active BKXX; details of filing not provided. Amended POC filed with court X/XX/XXXX and X/XX/XXXX. BK discharged XX/X/XXXX.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143730	XXXX 36M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  Authorized Xrd party called in X/X/XXXX requested that name on loan be changed to family trust, servicer advised they can not change name but can add it.  Nothing further discussed.

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144306	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Comments begin June XXXX. Borrower was unresponsive throughout XxXX delinquency in XXXX, hardship is not provided. Account is performing since reinstatement Nov XXXX with little contact. Borrower requested pandemic assistance April XXXX due to uncertainty about future income, forbearance approved through June XXXX but account has remained current, last contact since X/XX/XXXX.

REASON FOR DEFAULT: N/A

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143445	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior loan mods noted in XXXX, XXXX and XXXX. Multi BK filer with CHXX BK filed in XXXX and dismissed in XXXX and CHXX BK filed in XXXX and dismissed in XXXX. RFD at that time was excessive obligations. Upon latter BK dismissal, FC proceeded with borrower reinstating the loan XX/XXXX. Loan has been paid as agreed since that time and is current. Servicer has had limited contact with the borrower over the last X years with last contact XX/XX/XXXX regarding reinstatement amount.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: FC activity reopened upon BK dismissal in XXXX.  Unable to verify prior FC stage dates from comments. FC closed on reinstatement.

BANKRUPTCY: Prior CHXX BK filed in XXXX and dismissed in XXXX.  Prior CHXX BK filed in XXXX and dismissed in XXXX.

PROPERTY: Property is owner occupied with no issues noted.
433145156	XXXX 24M PHCH	CURR	04/25/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: XXXX delinquency was due to excessive obligations and borrower confusion about service transfer. Borrower has paid timely since reinstatement XXXX XXXX with no ongoing contact since X/X/XXXX billing inquiry.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145262	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Last contact X/X/XXXX borrower made a payment over the phone which posted same day.  Nothing further discussed.

REASON FOR DEFAULT: NA

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX., matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: Comments on XX/XX/XXXX indicate borrower has been discharged from a BK X, date filed and date discharged no noted.

PROPERTY: NA

433144481	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. XX Payments post to the account in X/XXXX.

BORROWER CONTACT: Account is reinstated in X/XXXX without assistance. Last contact with borrower on X/X/XXXX when borrower called in for year end statement. No recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: File was referred to FC in X/XXXX, reinstated in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143983	XXXX 36M PHCH	BK13	05/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer is monitoring performing BK with no collection activity or borrower contact in the last X years except for X/X/XXXX request to have escrows added to payments. No hardship is noted.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed in XXXX, account current at filing with $X arrearage claim filed in POC.  XX-month plan confirmed Sep XXXX.

PROPERTY: Occupancy is unverified. No property issues noted.

433144916	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due tax payment increasing payment amount. Borrower stated working with prior servicer for Mod workout. Servicer advised X/XX/XXXX borrower to resubmit for workout. Servicer discussed Mod workout X/XX/XXXX. XX-month repayment plan offered X/XX/XXXX. Borrower requested reinstatement amount X/XX/XXXX. Borrower stated X/XX/XXXX has funds for reinstatement. Borrower inquired about status of account X/X/XXXX. Borrower inquired about balance X/XX/XXXX. Borrower inquired about refinance X/XX/XXXX. Borrower inquired about late fee X/XX/XXXX. Borrower requested to have late fee removed XX/XX/XXXX. Borrower inquired about recoverable advances XX/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143698	XXXX 24M PHCH	BK13	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed a X-month trial plan XXXX -XXXX , hardship and financials are not noted. Mod effective XXXXwas not booked until XXXXdue to delay in BK court approval. Account remains current with little contact; last contact X/X/XXXX escrow inquiry.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, XX-month plan confirmed XXXX . Servicer is monitoring performing BK for dismissal or discharge.

PROPERTY: Property is owner occupied. No property issues noted.

433144127	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/X/XXXX..

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and provided a XXXX confirmation number. No further contact and the loan has remained current with regular-on time payments. The borrower usually makes payments via the servicer's website and appears to be cooperative. The borrower was offered a XXXX forbearance plan in X/XXXX. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX-XX pandemic and excessive obligations. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143289	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Hardship noted due to borrower illness. Borrower stated XX/XX/XXXX would submit Mod workout packet. Stip to Mod approved with first payment X/X/XXXX. Plan confirmed kept X/X/XXXX. Mod workout booked X/XX/XXXX. Borrower stated X/X/XXXX impacted by XXXX; full and part-time income affected. Borrower inquired about interest rate X/X/XXXX. Special X-month FB offered X/XX/XXXX. Borrower stated X/XX/XXXX had bank fraud. Plan confirmed kept X/XX/XXXX. Last contact X/XX/XXXX borrower called to make payment.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  Hazard insurance claim noted X/X/XXXX for $X,XXX.XX; date of loss X/XX/XXXX. As of X/XX/XXXX servicer attempting contact for status of claim.

433143780	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XXXX XXXX with mod effective XXXXdelayed by BK court approval. Suspense funds paid loan ahead to XXXXwhen booked in XXXX and account remains current with no borrower contact.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, discharged XXXX XXXX.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143634	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer notes X/X/XXXX Mod denied due to incomplete documents received. Servicer confirmed X/XX/XXXX blind Mod approved. X-month Stip to Mod offered X/X/XXXX. Executed Stip received X/XX/XXXX. Servicer advised XX/XX/XXXX final Stip to Mod short $X. Mod workout booked XX/XX/XXXX. Borrower indicated X/X/XXXX unable to log online. Borrower requested payoff X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  Legal notes mediation X/XX/XXXX.  Loss mitigation hold placed X/XX/XXXX due to blind Mod being approved. FC action closed/billed due to Mod workout booked.

BANKRUPTCY: Prior BKXX; details of filing not provide.

PROPERTY: Property is owner-occupied. No property damage noted.
433145067	XXXX 36M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX

BORROWER CONTACT:  Borrower was on a natural disaster FB plan in late XXXX, and servicer completed a disaster deferral in X/XXXX to reinstate the account after borrower confirmed he was able to resume monthly payments. Borrower asked about additional assistance options in X/XXXX, and filed BKX in X/XXXX. Borrower applied for mod assistance in XX/XXXX, and prior servicer completed a modification in X/XXXX. Loan transferred servicing in X/XXXX. No contact with borrower.

REASON FOR DEFAULT: Reduced income, medical expenses

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modification includes a balloon payment of $XX,XXX.XX due at maturity.

FORECLOSURE: No FC activity found

BANKRUPTCY: N/A

PROPERTY: Owner occupied

433143270	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower call was routed to customer servicer representative while they were trying to make a payment.

REASON FOR DEFAULT: Borrower made a mistake regarding bank account.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, maturity date not provided. No deferred balance noted. $XXX,XXX of $XXX,XXX was permanently forgiven at time of mod.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144421	XXXX 36M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified X/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments.  Borrower called X/XX/XXXX to confirm Mod.  Mod workout booked X/XX/XXXX.  Borrower requested attorney removal X/XX/XXXX.  No recent contact noted.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown.  Legal notes X/X/XXXX mediation being dismissed due to Mod agreement.  Legal confirmed FC action on hold X/XX/XXXX due to loss mitigation efforts.  FC action closed-billed after Mod X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143336	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower trying to qualify for loss mitigation in early XXXX, complete package received X/XX/XXXX. Borrower placed on stip plan in X/XXXX. Plan was for X months, with payments of $X,XXX.XX. No down payment. Last contact with the borrower was X/XX/XXXX, no major damage from storm, but had been out of work and would be late with payment.

REASON FOR DEFAULT: RFD in X/XXXX was illness of wife.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures XX/X/XXXX.  No deferred or forgiven amounts.

FORECLOSURE: Active foreclosure in early XXXX, delayed due to title issue.   Foreclosure cancelled when modification was completed.

BANKRUPTCY: BKXX filed in XXXX and dismissed X/XX/XXXX.  Borrower is multiple filer.

PROPERTY: No evidence of property damage.

TITLE ISSUES: Title issue identified on X/XX/XXXX, senior lien of record. Title claim filed in X/XXXX and LOI received in X/XXXX.

433145307	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on trial plan in X/XXXX, unable to determine terms. X/X/XXXX borrower calling to confirm payment posted. Last contact with the borrower and borrower has never provided and RFD.

REASON FOR DEFAULT: Borrower never provided an RFD.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures XX/X/XXXX.  No deferred balance.   Modification executed after the first payment date.   Modification signed by borrower, but not by servicer.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: Borrower BKX discharged, dates not provided.

PROPERTY: No evidence of property damage.

433145216	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan boarded XX/X/XXXX. Missing servicing comments from X/XX/XXXX to XX/X/XXXX

BORROWER CONTACT: XX/XX/XXXX borrower calling to confirm payment was received.  Only other contact has been borrower making payments.  Loan has been modified at least twice.

REASON FOR DEFAULT: No RFD provided.

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures/expires XX/X/XXXX.  No deferred balance.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144171	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last X years except for XXXX in XXXX XXXX, delinquency due to oversight while traveling out of the country. There is little ongoing contact, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Forgot to schedule payment while traveling

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144298	XXXX 36M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  No contact with borrower, who usually pays through the IVR system or through the website.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143450	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to schedule three payments over the phone. The borrower appears to be cooperative. The loan was modified in X/XXXX after successfully completing a trial period plan and has remained current since that time. The notes indicate the modification was part of a settlement to a contested foreclosure. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD prior to the modification in X/XXXX was due to medical issues. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XXX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure until the modification was completed in X/XXXX. The foreclosure appears to have been contested and the modification was completed as a settlement. The servicer has still been working to dismiss the foreclosure action since that time. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143517	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No direct contact with borrower noted. Servicer notes UPB reduction X/XX/XXXX of $X,XXX due to refund for fees in paid Mod.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143707	XXXX 36M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSF in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact with the borrower was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative and the loan has remained current since that time. The borrower usually pays with the servicer's IVR. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145172	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Death of primary borrower X/X/XXXX. Mod workout approved X/X/XXXX which was booked X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Borrower death.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history.  FC action closed/billed due to Mod workout booked X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143152	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Excessive obligations and bank account fraud.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXXK at X%, modified P&I $XXX, maturity date not provided.  No deferred balance noted. $XXX,XXX of combine principal balance was permanently forgiven at time of mod.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433145000	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower had modification package and stated would complete, refused to update financials over the phone. RFD was curtailment of income. No details. X/X/XXXX, borrower lost his business and no working for someone. X/XX/XXXX borrower setting up future payments to coincide with pay dates. Borrower has called and cancelled scheduled payments, but has make payments at a later date in the month.

REASON FOR DEFAULT: Curtailment of income, borrower was self employed and lost business.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures/expires XX/X/XXXX.  No deferred balance.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144261	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date advanced without payment in XX/XXXX due to mod.

BORROWER CONTACT: No CH prior to XX/XXXX. Loan reviewed for loss mit in XX/XXXX, complete mod package received as of XX/XX/XXXX, denied as of XX/XX/XXXX due to negative financials. Borrower approved for repayment plan as of XX/XX/XXXX, borrower offered pre-approved mod as of XX/XX/XXXX, borrower declined repayment plan and accepted mod offer. Final mod documents sent to borrower on XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired why she was still receiving loss draft letters, was advised due to inspection report had not been uploaded to system yet.

REASON FOR DEFAULT: Slow business and credit card bills.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX, DOL XX/XX/XXXX, XXXX caused water and roof damage, repairs monitored. Claim amount of $XX,XXX, XX% of the repairs are noted as completed as of XX/XX/XXXX, final disbursement check of $XX,XXX was endorsed and released to borrower as of XX/XX/XXXX, request for final inspection noted on XX/XX/XXXX, appears inspection was completed as of XX/XX/XXXX, currently pending completion of claim. No other property issues noted.
433143457	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with borrower. Appears borrower retired recently, but loan is current.

REASON FOR DEFAULT: XX/X/XXXX RFD was borrower now retired.   Since that time no contact other than borrower making payments.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX .  Deferred balance iao $XX,XXX.XX, due and payable at maturity.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143753	XXXX 24M PHCH	CURR	05/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Little to no contact with the borrower due to the BK. Last contact XX/XX/XXXX confirming payment was received.

REASON FOR DEFAULT: No RFD, borrower was in BK until X/XXXX

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: Loan referred to attorney on X/X/XXXX for BK monitoring.  Notice of payment changed filed with court in X/XXXX and again in X/XXXX.  Discharge audit completed X/XX/XXXX.  Loan removed from BK on X/XX/XXXX, discharged.

PROPERTY: No evidence of property damage.

433143738	XXXX 36M PHCH	CURR	06/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date was rolled forward in X/XXXX.

BORROWER CONTACT: X/XXXX Notes reference a mod denial. X/XXXX Borrower applies again with loss mit, a stip to mod is approved. The mod is completed on X/XX/XXXX, no RFD is given. Since the mod the account has been kept current with no loss mit activity noted. The most recent contact was on XX/XX/XXXX with the borrower inquiring about a refi.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: X/XXXX File is referred to FC, reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143298	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Fairly regular contact is recorded but is limited to payment arrangements and RFDs. Borrower has been cooperative. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: X/XXXX Curtailment of income. X/XXXX Pay cycle. X/XXXX Servicing transfer. X/XXXX Gets paid at end of the month. X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $X is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143779	XXXX 36M PHCH	CURR	04/03/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: X/XXXX Borrower accepts a repayment plan. XX/XXXX Plan is completed. Since the plan was completed, the account has been kept current with no further loss mit activity noted. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Excessive obligations. X/XXXX Unemployment.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX initially at X% for X years, modified P&I $XXX, matures XX/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XXXX X claim checks are received IAO $XXXX and $XXXX  for storm damages that occurred on XX/X/XXXX. Claim is unmonitored, funds are endorsed and released.

433144069	XXXX 36M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  Comments on X/X/XXXX indicate borrower had completed the trial STIP plan on X/XX/XXXX, details of plan not provided. Loan was modified in X/XXXX.  Last contact X/XX/XXXX borrower made a payment over the phone which posted same day, nothing further discussed.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: As of XX/XX/XXXX servicer was notified of property damage from XXXX  with a date of loss of XX/XX/XXXX.  Servicer received $XX,XXX.XX which was deposited to restricted escrow XX/XX/XXXX.  As of XX/XX/XXXX servicer has disbursed $XX,XXX.  Servicer advised borrower on X/XX/XXXX that work has to be at XX% or better for final disbursement, borrower to call back.  As of XX/X/XXXX borrower stated work still not completed.  As of X/XX/XXXX servicer attempting to contact borrower for update.

433143853	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date was rolled forward in X/XXXX.

BORROWER CONTACT: X/XXXX A mod is processed, no RFD is given. No further significant activity was noted. The most recent contact was on X/XX/XXXX with borrower emailing in questions about escrow allocations.

REASON FOR DEFAULT: None provided.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
433144405	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Last contact X/X/XXXX borrower wanted to confirm servicer shows the payment made X/X/XXXX via website.  Servicer advised yes.  Servicer received a workout in X/XXXX per comments, appears workout was received by prior servicer and borrower per comments made the final trial STIP plan in X/XXXX.  Loan was modified in X/XXXX, borrower financially qualified.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: Comments indicate loan was in FC with a referral date of X/X/XXXX, FC canceled in X/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144777	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted XX/XX/XXXX due to illness. Borrower called to confirm payment XX/XX/XXXX. No recent contact with borrower.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143734	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Mod effective Feb XXXX was booked April XXXX.

BORROWER CONTACT: Account is performing last X years with occasional borrower contact for account inquiry or website assistance, no hardship noted. Last contact XX/X/XXXX.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance. Mod was executed X/XX/XXXX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143093	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on stip plan for X months with first payment of $X,XXX.XX due X/X/XXXX. Based on payment history borrower made X of the X payments as agreed. Last contact with the borrower was XX/X/XXXX, having trouble making payment on line.

REASON FOR DEFAULT:  Last contact with the borrower was X/XX/XXXX, stating first payment would be made around the first.  RFD was had to pay daughter's tuition.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX de at maturity.

FORECLOSURE: Active foreclosure prior to modification in XX/XXXX.  Borrower had filed an answer.  Borrower on stip plan for X months with first payment of $X,XXX.XX due X/X/XXXX.  X/XX/XXXX attorney awaiting approval of settlement and joint stipulation to be reviewed by servicer.  Foreclosure was cancelled when modification was completed.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144419	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Workout received X/XX/XXXX, as of X/XX/XXXX servicer set up a trial FB plan for X months with payments of $X,XXX.XX. FB plan was completed and loan modified in X/XXXX. Last contact X/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.

FORECLOSURE: As of X/X/XXXX comments indicate loan was active in FC, unknown referral date.  As of X/XX/XXXX FC canceled due to loan MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143465	XXXX 36M PHCH	CURR	05/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Wife called in X/X/XXXX and made a payment over the phone which posted same day.  Wife stated impacted by XXXX and that is what caused NSF.

REASON FOR DEFAULT:  Income reduction

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY:  No BK activity found

PROPERTY: NA
433144461	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower checking on the Mod status. The loan was referred to the Attorney for Foreclosure. The borrower was approved for a Mod Trial XX/XXXX that was successfully completed. A Mod was approved during the foreclosure required Settlement Conference/Remediation Hearing. The foreclosure was dismissed upon completion of the Mod.

REASON FOR DEFAULT: The reason for default was divorce.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No active FC activity found. The loan was previously in foreclosure that was stopped upon completion of the Mod.

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433143405	XXXX 24M PHCH	BK13	08/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring plan performing with no borrower contact except for X/X/XXXX inquiry regarding year end tax statement.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, XX-month plan confirmed XXXX XXXX. Plan and POC not provided. MFR was resolved through agreed order XXXX ; account is contractually paid ahead since XXXX .

PROPERTY: Property is owner occupied per inspection result. No property issues noted.

433143338	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower mentioned filing another bankruptcy in X/XXXX, and servicer offered a repay plan. Borrower declined the plan, and loan reinstated in XX/XXXX. Only other contact was in X/XXXX when borrower requested a home equity loan to make home repairs; servicer advised borrower to contact a loan originator or their insurance agent to see if repairs were covered under the policy.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. The modification was executed in XX/XXXX, but had an effective date from X/XXXX; reason unknown.

FORECLOSURE: No FC activity found

BANKRUPTCY: Filed in XXXX, chapter XX, dismissed in X/XXXX.

PROPERTY: Owner occupied
433143376	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower received a prior HAMP loan mod in XXXX. Unable to verify the RFD at that time. Servicer has had limited contact with the borrower over the last X years with last contact XX/XX/XXXX regarding login issues on the website. Loan has been XX days delinquent in the last year and is presently current.

REASON FOR DEFAULT: N/A

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.
433143412	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower maintained contact throughout XXXX delinquency with no formal loss mitigation initiated, hardship due to reduced commission income and then reduction in work hours due to XXXX . Account is current since most recent reinstatement XXXX XXXX, last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145186	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Prior servicer approved a long term repay plan from XXXXthrough XXXXwith $XX,XXX down. Borrower fell behind during two service transfers but completed the plan XXXX . Delinquency in XXXXwas due to XXXX income curtailment; account remains current since reinstatement XXXX XXXX. Last contact X/XX/XXXX credit bureau reporting inquiry.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at initial step rate of X% for X years, modified P&I $XXX.XX, maturity not stated, $X deferred balance.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX was dismissed after reinstatement through stipulated agreement.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143577	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: X/X/XXXX Borrower reports someone else was making the payments and they stopped without the borrower's knowledge, borrower then makes arrangements to bring the account current. Borrower has not been very responsive. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Another party stopped making the payments.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144056	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Mod effective July XXXX was booked Aug XXXX.

BORROWER CONTACT:  Borrower accepted a X-month trial solicitation April-June XXXX, financials and hardship not provided. Account is performing post-mod with occasional borrower contact for account inquiry. Last contact XX/XX/XXXX question about insurance renewal.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance. Mod was executed X/XX/XXXX.

FORECLOSURE: Foreclosure initiated prior to April XXXX was dismissed due to modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144161	XXXX 36M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. XX Payments post to the account in X/XXXX.

BORROWER CONTACT: Contact history starts in X/XXXX. Regular contact is recorded with borrower making payments. No other significant activity was noted. The most recent contact was on X/X/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the account was previously discharged from BK (no details provided).

PROPERTY: No property issues found.

433144971	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to get the loan number in order to set up the online account. The notes indicate the borrower usually pays via the servicer's website. The borrower appears to be cooperative. The borrower was paying on a repayment plan that as offered in X/XXXX and was able to fully reinstate the loan in X/XXXX. The loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXXwas due to an income loss caused by a car accident. No recent indication of ongoing hardship.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $X,XXX.XX/mo, then X.XXX% for remaining term at $X,XXX.XX/mo. Term is XX years, matures XX/X/XXXX. Deferred balance iao $XXX,XXX.XX, which is not eligible for forgiveness based on borrower performance. The payments are amortized over a term that exceeds the maturity date and an interest bearing balloon of $XX,XXX.XX will also be due at maturity.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145129	XXXX 36M PHCH	CURR	04/25/2021	03/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX

BORROWER CONTACT:  Loan transferred servicing in X/XXXX. Borrower was on a disaster FB plan in late XXXX after a house fire. Last contact with prior servicer was in XX/XXXX. Current servicing notes start in X/XXXX, borrower made a phone payment. Borrower changed insurance carriers in X/XXXX and notified servicer. No further contact.

REASON FOR DEFAULT: Property damage

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower notes a house fire occurred XXXX or earlier. Borrower received grants to rebuild, but didn't receive any insurance funds. There are no further notes indicating the status, and no docs regarding the fire in the servicing file. A property inspection in XXXX reported the property was in good condition, as the property was not clearly visible from the road.
433144395	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Comments in X/XXXX comments indicate spouse called in looking for a workout, servicer discussed options. As of X/X/XXXX servicer notes receipt of a workout packet, as of X/X/XXXX a trial FB plan was approved for X payments form X/X/XXXX to XX/X/XXXX with payments of $X,XXX. Plan was completed and loan was modified in X/XXXX. Last contact was XX/X/XXXX when borrower wanted to know why payment increase servicer advised escrow payment increased.

REASON FOR DEFAULT: Divorce

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.

FORECLOSURE: Comments indicate there was an FC action, unable to determine date filed.  As of X/X/XXXX FC dismissed due to MOD.

BANKRUPTCY:  Borrower was active in a BK XX, date filed unknown date dismissed X/XX/XXXX.

PROPERTY: NA

433144576	XXXX 24M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower inquired about repayment plan option as of XX/XX/XXXX, X month repayment plan confirmation letter sent on XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower called on XX/XX/XXXX stating she thought repayment plan was through XX/XXXX, was advised was only for X months, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of insurance agency and that binder would be sent later that day.

REASON FOR DEFAULT: Borrower illness and borrower unemployment.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $X,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144396	XXXX 36M PHCH	BK11	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Comments begin June XXXX. Servicer is monitoring performing BK for closing order with no borrower contact since X/XX/XXXX escrow inquiry. No hardship is noted.

REASON FOR DEFAULT: Unknown

MODIFICATION: BK mod effective XX/XX/XXXX, modified balance iao $XX,XXX at X.XX% the remaining term of the loan. First payment and maturity dates are not specified.

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed in XXXX by the borrower's XXXX and loan was crammed down in plan confirmed Oct XXXX to value of $XXK. BKX filed personally by borrower May XXXX was discharged April XXXX.

PROPERTY: Property is non-owner occupied per seller data. No property issues noted.

433144382	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  Last contact X/X/XXXX, borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: NA

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143735	XXXX 36M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Loan has been current for XX months. In X/XXXX borrower called inquiring about XXXX-XX assistance but work had not been impacted so was advised no relief option. However the comments show a X month FB/Deferral. Borrower called X/XX/XXXX and informed servicer they didn't need the FB which was never processed on the system. Loan remains current.

REASON FOR DEFAULT:

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for remaining term, modified P&I $XXX.XX, matures XX/X/XXXX.  No deferral amount.

FORECLOSURE: No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner occupied.

433144451	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for mod assistance in X/XXXX, and servicer approved a modification in X/XXXX. Borrower asked about an escrow shortage in X/XXXX; modification was completed later that month. Only other contact was in X/XXXX when borrower asked servicer to remove the escrow account or pay insurance premiums in full to lower the monthly payment.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline was not provided. Servicer was awaiting an executed sale certification in X/XXXX. Case was placed on hold in X/XXXX while attorney reviewed demand letters to ensure documents would not be found misleading. A sale was scheduled for X/XXXX, but case was placed on a loss mit hold in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143335	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower approved for trial mod as of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, final mod approved as of XX/XX/XXXX, signed mod received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called regarding cash resolution, advised still open. Appears borrower disputed missing payment in XX/XXXX, was advised to send documentation. Payment history was reviewed and response sent to borrower as of XX/XX/XXXX, no other details provided.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: Appears loan was in active FC at start of contact history, FC sale postponed due to loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144277	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Modification boarded XX/XXXX rolling due date from XX/X/XXXX to X/X/XXXX and then X payments were posted.

BORROWER CONTACT: X/XX/XXXX borrower called with questions about signing the modification.  Borrower did not return the documents until  X/XX/XXXX.  Since modification the loan has been current and contact with borrower has only been to make payments.

REASON FOR DEFAULT: No RFD, loan current.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.  Modification signed after the first due date.

FORECLOSURE: Referred to foreclosure X/X/XXXX.  Foreclosure was closed when modification boarded.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143163	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive until file was referred to foreclosure then made contact for reinstatement figures, and declined to provide financials. Account has been paid ahead since cured, last contact X/X/XXXX escrow inquiry.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure XXXX , title is clear.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144905	XXXX 24M PHCH	CURR	04/03/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower accepted a repay plan in X/XXXX, and made a phone payment in XX/XXXX. Borrower called about a duplicate payment in X/XXXX. No further contact. Loan reinstated in X/XXXX and has since remained current.

REASON FOR DEFAULT: Home repairs

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. No mention of current property condition
433143105	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Comments begin XXXX XXXX with a X-month trial approved starting XXXX and a down payment of $XX,XXX, no hardship or financials are noted. Terms were paid as agreed and borrower has paid timely post-mod with little ongoing contact. Last contact X/X/XXXX ACH inquiry.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure sale set for XXXX  XXXX was cancelled for loss mitigation, case dismissed XXXX .

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145227	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. Only contact was in X/XXXX when borrower asked if servicer offered refinancing; servicer declined.

REASON FOR DEFAULT: No default

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145086	XXXX 24M PHCH	CURR	03/28/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted X/XX/XXXX due to curtailment of income; paid on last day of each month. Borrower made payment by phone X/XX/XXXX. Borrower requested payment history X/XX/XXXX. Borrower stated XX/XX/XXXX had medical bills. Borrower called to make online payment X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.  Excessive obligations.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144799	XXXX 24M PHCH	CURR	03/20/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested repayment plan in XX/XXXX, approved for repayment plan as of XX/XX/XXXX, cancelled as of XX/XX/XXXX with submission of mod application. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, no loss mit related to XXXX-XX noted. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to schedule payment.

REASON FOR DEFAULT: Excessive obligations, and curtailment of income due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144046	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with borrower was X/X/XXXX stating current in BK and questioning how servicer obtained relief. There has been no contact with the borrower since X/XXXX.

REASON FOR DEFAULT: Borrower has never provided a RFD.

MODIFICATION: STEP RATE, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for X year, modified P&I $XXX.XX, matures XX/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: In foreclosure in X/XXXX but delayed due to active BK.  Attorney was instructed to proceed on XX/XX/XXXX.  Foreclosure was at sale date.  Foreclosure closed when borrower reinstated.

BANKRUPTCY: Active BKXX in X/XXXX, unable to determine when filed.  Relief was obtained X/X/XXXX.  Appears there was an agreed order that borrower defaulted on.  X/X/XXXX BK was reopened, it appears that court had not ruled on the APO default.  BK closed on XX/XX/XXXX.

PROPERTY: No evidence of property damage.

433144920	XXXX 36M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan boarded X/X/XXXX. Missing servicing comments from XX/XXXX to X/XXXX

BORROWER CONTACT:  RFD on X/XX/XXXX was auto repairs.   Borrower stayed in touch with servicer and kept promises and brought loan current.  X/X/XXXX borrower called about XXXX relief programs, had been out of work and not projected to go back until the end of June.   No deferral done and borrower made monthly payments.

REASON FOR DEFAULT: No recent RFD, current loan.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.   There is a XXXX modification signed by the borrower, but not the servicer, it appears it was never boarded as terms match the XXXX modification.

FORECLOSURE: Reviewed for foreclosure referral in X/XXXX, but was not referred.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144200	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	BORROWER CONTACT: Four month repayment plan approved in X/XXXX. Last contact on XX/XX/XXXX, borrower requested XXXX information.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, other bills.  As of XX/XXXX, there was a death in the family.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433144164	XXXX 24M PHCH	CURR	05/01/2021	03/27/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last X years except for XXXX delinquency XXXX XXXX, hardship due to death in the family. Borrower kept promise to cure in XXXX and remains current with no ongoing contact until XXXX XXXX NSF. Current hardship is due to death of borrower spouse, she is currently working but struggling with payments and considering sale or deed in lieu. Last contact X/XX/XXXX to discuss mod or FB options, borrower will review materials and call back with a decision.

REASON FOR DEFAULT:  Death of spouse

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143733	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer notes performing repayment plan X/XX/XXXX; terms not provided. Borrower requested X/X/XXXX plan be extended. Plan confirmed kept X/X/XXXX. Payoff requested X/XX/XXXX. Xrd party again requested payoff X/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144064	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Mod from prior Servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, outbound call to borrower who stated she already made payment.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: TEMP/STEP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X months, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X%, $XXX per month, effective XX/XXX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: Appears loan was in FC hold for BK at start of contact history, FC closed as of XX/XX/XXXX with completion of BK and loan brought current. Motion to dismiss FC filed on XX/XX/XXXX, granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: BKXX filed in XXXX, discharged in XXXX. No other BK activity noted.

PROPERTY: No property issues noted.

433145063	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and verified the due date through a web chat in X/XXXX. Borrower disputed the due date in X/XXXX. Servicer offered a repay plan in XX/XXXX, but borrower reinstated that month. Borrower applied online for XXXX assistance in X/XXXX, and servicer granted a X-month FB plan. Borrower continued to make monthly payments during the FB plan. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Borrower illness, out of work for X months; XXXX impact, not working

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144294	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	Yes	XXXX	XXXX	OH	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments. through X/XXXX.

BORROWER CONTACT:  Last contact X/XX/XXXX authorized Xrd party called in and made a payment over the phone which posted same day.  Comments on X/XX/XXXX indicate servicer set up a X month STIP plan no further details of plan.  Unable to determine date workout packet was received.  STIP plan completed and loan modified in X/XXXX.

REASON FOR DEFAULT: Death of borrower

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: Comments indicate loan was active in FC, date referred X/XX/XXXX.  FC canceled in X/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143666	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod approved and sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of last payment and that they were paid up until XX/XX/XXXX.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod, Motion to dismiss FC filed on XX/XX/XXXX, motion granted as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: BKX noted as discharged without reaffirmation in XXXX, filing date, case number and discharge date not provided. No other BK activity noted.

PROPERTY: No property issues noted.
433144866	XXXX 24M PHCH	CURR	04/18/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in X/XXXX. Welcome call was completed on X/X/XX, borrower was advised of workout options. Borrower was able to make additional payments in X/XXXX to bring the loan current. Borrower fell behind on the loan again due to NSF in X/XXXX but was able to make X payments in XX/XXXX bringing the loan current. Borrower stated in X/XXXX RFD due to self-employed; stated in X/XXXX that RFD was due to delayed check payment. Last contact was on XX/XX/XX, borrower called in to inquire about an advance fee on the loan was and was advised that it was for the inspection in X/XXXX.

REASON FOR DEFAULT: Appears to be curtailment of income, borrower is self-employed.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144031	XXXX 24M PHCH	CURR	05/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: XX/XXXX Borrower has requested funds from XXXk. Recent contact has been limited to payment arrangements and RFDs. no loss mit activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income. X/XXXX Excessive obligations. XX/XXXX Garnishment.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145153	XXXX 36M PHCH	CURR	04/25/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make to request a copy of the statement and said would be making a payment via the website. The borrower often pays extra towards the principal and has made requests to reverse and reapply previous payments towards principal that have been denied due to payment hierarchy. The borrower appears to be cooperative during noted conversations. The loan was modified in X/XXXX to capitalize the arrearage, change the due date, and extend the maturity date. No change to interest rate or monthly payments. The loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, Home Equity Mod Agreement, first pay due X/XX/XXXX, modified balance $XX,XXX.XX amortized over XX years. Interest rate unchanged and not disclosed. P&I was not disclosed, the agreement says the P&I will be disclosed in each monthly statement. The loan matures X/XX/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144452	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  No loss mit has been offered.  Last contact X/X/XXXX borrower called in to see why payment increased, servicer advised due to escrow payment increase.  Nothing further discussed.  Unable to determine date servicer received workout packet, as of X/XXXX borrower was on trial payment plan which was completed and loan modified in X/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Comments indicate loan referred to FC X/X/XXXX, FC canceled in X/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143811	XXXX 36M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan reinstated X/XX/XXXX with XX payments. It appears that the reinstatement funds came from HHF program in California.

BORROWER CONTACT:  X/XX/XXXX borrower called for status of loan. X/XX/XXXX borrower denied modification due to insufficient income.   X/XX/XXXX borrower started new job with higher income.   Reinstatement funds in X/XXXX came from HHF in California.    XX/XX/XXXX called to explore options to lower monthly payment.  No RFD.   X/XX/XXXX borrower had general questions.

REASON FOR DEFAULT: No RFD, current loan.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145105	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower wanted to get confirmation for payment made via IVR payment.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, borrower stated they sent payments to the prior servicer.

MODIFICATION: HAMP Fixed Rate , first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433143710	XXXX 36M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified X/X/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Servicer notes X/XX/XXXX Mod workout booked.  Borrower had general inquiry X/XX/XXXX.  Borrower inquired about refinance X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  FC action closed/billed due to Mod workout booked X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143477	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and made a phone payment in X/XXXX. NSF payment in X/XXXX, and borrower made another phone payment in XX/XXXX. Monthly phone payments continued until borrower made a double payment in X/XXXXX to reinstate account; loan has since remained current. Infrequent contact until borrower reported a XXXX impact in X/XXXX but didn't request assistance. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Excessive obligations, borrower illness. XXXX impact-reduced work hours

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at XX% for X years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144147	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/X/XXXX, the co-borrower called in to request a payoff quote and for web access. No further contact with the co-borrower and the loan has remained current since that time. The co-borrower appears to be cooperative. The primary borrower is deceased. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143637	XXXX 36M PHCH	CURR	04/15/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Borrower called to confirm payment X/XX/XXXX and again X/XX/XXXX.  Servicer notes repayment plan cancelled due to non-performance X/XX/XXXX; terms not provided. Borrower called to schedule payment X/XX/XXXX.  Borrower called X/X/XXXX to discuss payment due.  Borrower called X/XX/XXXX due to payment adjustment.  Borrower called to confirm payment XX/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: TEMP NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, expires X/XX/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143682	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income. XX/XXXX Excessive obligations and seasonal income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed XX.XX%, modified P&I $XXX, matures . Mod does not include any deferred amounts or PRA. Mod indicates a balloon IAO $XX,XXX will be due upon maturity.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143484	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about late fees in X/XXXX and made a double payment to reinstate the account. Borrower made monthly phone payments between XX/XXXX and XX/XXXX, when he made another double payment to reinstate a delinquency from X/XXXX. Borrower promised to pay online in X/XXXX, and verified the principal balance in X/XXXX. No further contact.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: Missing mod dated X/X/XXXX. No note found to confirm current terms.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144981	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to confirm that the payment was processed and next payment due. The borrower appears to be cooperative. The loan as fully reinstated in X/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to unemployment. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The borrower advised that his son lives in the property and usually makes the payments. No indication of existing damage or ongoing repairs.
433143823	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made payments through the phone system in early XXXX as party of a trial mod plan. Modification was completed in X/XXXX. Borrower verified mod completion in X/XXXX, and made a phone payment in XX/XXXX. Borrower disputed credit reporting in X/XXXX, servicer response verified credit reporting was correct. Borrower applied for XXXX assistance through the website in X/XXXX, and asked for help registering the account through the website in XX/XXXX. Borrower requested a payoff quote in X/XXXX. Last contact was in X/XXXX when borrower asked about an escrow shortage.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143497	XXXX 24M PHCH	CURR	05/28/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, outbound call to the borrower who said would mail the payment. in to make a payment over the phone. The borrower appears to be cooperative. The borrower fully reinstated the loan in X/XXXX. The loan has remained current for the past XX months and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower illness and disability. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years and X months, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure until X/XXXX when the loan was fully reinstated. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145203	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX

BORROWER CONTACT:  No contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower has not had contact with current servicer.

REASON FOR DEFAULT: No default

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144221	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing for the last X years except for XXXX XXXX , hardship due to death in the family. Borrower kept promise to cure and remains current with occasional contact for account inquiries, last contact X/X/XXXX.

REASON FOR DEFAULT: Family death

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144555	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment to reinstate in X/XXXX, then had an NSF payment the following month. No other contact with borrower.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143556	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is working with loss mit on a mod, a stip to mod is approved. XX/XXXX A final mod is completed, no RFD is given. No further significant activity was noted. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX, reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144029	XXXX 36M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Solicited mod sent to borrower in XX/XXXX, borrower wanted to reinstate loan as of XX/XX/XXXX and sent in funds to reinstate as of XX/XX/XXXX. Final mod documents mailed to borrower as of XX/XX/XXXX, mod closed as of XX/XX/XXXX with borrower non-performance, reason for delay in closing mod process not provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to inquire about inspection and if Servicer has received report, was advised Inspector has until following day to send in report.

REASON FOR DEFAULT: Wrong account number and house burned.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX, DOL XX/XX/XXXX, COL was fire/lightning, repairs included roof, exterior elevation, decks, framing, plumbing and electrical. Loss amount $XXX,XXX, currently pending receipt of XXX% inspection. No property issues noted.

LITIGATION: Loan noted as in active litigation in XX/XXXX. Per conversation on XX/XX/XXXX, appears litigation for hazard claim and not for payments. Loan noted as out of litigation as of XX/XX/XXXX. No other details provided.
433143850	XXXX 36M PHCH	CURR	05/10/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Borrower made contact June XXXX to reinstate after BK discharge, no hardship or financials provided.  Account is performing since the cure with no borrower contact or collection activity since X/XX/XXXX..

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKX filed on. unknown date was discharged Mar XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

433145066	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to advise they are changing insurance companies and went over insurance information. The borrower appears to be cooperative. The loan was modified in XX/XXXX after successfully completing a trial period plan and has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to family illness. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years and X months, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure until a modification was completed in XX/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145230	XXXX 24M PHCH	CURR	05/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: No contact history provided from X/XXXX-XX/XXXX. Pay history suggests the account was reinstated without assistance in X/XXXX. Recent contact has been limited to payment arrangements. No loss mit activity noted. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143194	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	Yes	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Both borrower's are deceased. Loan was rolling XX days delinquent after a NSF was processed in X/XXXX. Xrd party called in on X/X/XX to schedule a payment indicating RFD was due to excessive obligations and only one income (husband has mental illness). Xrd party stated in X/XXXX (last contact) that she would make a payment online; RFD due to curtailment of income. X payments were received in X/XXXX bringing the loan current.

REASON FOR DEFAULT: Husband has mental illness and curtailment of income.

MODIFICATION: NON-HAMP, first pay due X, modified balance $ at % for X years, modified P&I $, matures/expires unspecified. No deferred balance. $XXX,XXX of the principal balance of $XXX,XXX has been permanently forgiven.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property appears to be non-owner occupied.

433144412	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Six month stip to mod approved in XX/XXXX via settlement conference. Plan completed and mod processed in XX/XXXX. Very little contact with the borrower. Last contact on XX/XX/XXXX, Successor in Interest wanted to know if the servicer would change the loan into her name. Servicer advised that she would need refinance the loan.

REASON FOR DEFAULT:  RFD not listed.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE:  Borrower contested FC but exact date is unknown. Issue resolved per notes on XX/XX/XXXX.  FC closed and billed in XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

433144660	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the making a payment. The borrower was unemployed and suffered a reduction of income but was able to bring the loan current without any Assistance. Minimal contact with the borrower was notated.

REASON FOR DEFAULT: The reason for default was reduction of income with unemployment being the prior RFD.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, Step X at X.XXX%, for XX years P&I $X,XXX.XX, matures XX/XX/XXXX. Deferred balance iao $X.XX.

FORECLOSURE: No recent FC activity found

BANKRUPTCY: No current BK activity found

PROPERTY: No property issues found

433144173	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Modification boarded X/XXXX rolling due date from XX/X/XXXX to X/X/XXXX. Some principal curtailment payments, but not on a regular basis.

BORROWER CONTACT: Little contact with borrower, even during the modification process.  Borrower placed on stip plan X/XX/XXXX with X payments of $X,XXX.XX, beginning XX/X/XXXX, no down payment.   X/XX/XXXX borrower called regarding XXXX relief programs, stated curtailment of income, no details.  X/XX/XXXX borrower called making payment and stated not interested in XXXX relief once he understood how it worked.   Borrower has not missed a payment.

REASON FOR DEFAULT: Curtailment of income due to XXXX, but borrower has paid on a monthly basis since modification.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: Active foreclosure prior to the modification in X/XXXX.  Dismissed when modification was boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144001	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX A stip to mod is approved. X/XXXX Final mod is completed, no RFD is given. Borrower has not been responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX. Reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143884	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had contact with servicer in the months a payment was made, and usually paid by phone. Borrower disputed an NSF payment in X/XXXX, and declined a financial review in XX/XXXX. Borrower called about misapplied payments in XX/XXXX, and registered for website account access in X/XXXX. Borrower asked about a disbursement for HOA dues in X/XXXX, and asked servicer to apply a phone payment made in XX/XXXX to corporate advance fees. Borrower asked about a tax increase in X/XXXX, and asked why the principal balance had increased in X/XXXX; servicer also mailed a pay history.

REASON FOR DEFAULT: Excessive obligations, borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144136	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact X/X/XXXX servicer spoke with authorized Xrd party who wanted to make a payment of $Xk, servicer advised to make payment via XXXX ; nothing further discussed.

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144579	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making sure the ACH was set-up and confirming the date of the draft. The borrower was unemployed and also had a reduction of income but was able to bring the loan current without any Assistance.

REASON FOR DEFAULT: The reason for default was reduction of income, prior was unemployment.

MODIFICATION: : STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, Step X at X.XXX% for X year P&I $XXX.XX, Step X at X.XXX% for X year P&I $XXX.XX, Step X at X.XXX% for X year P&I $XXX.XX, Step X at X.XXX%, for X year P&I $XXX.XX, Step X at X.XXX%, for XX years P&I $XXX.XX matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No recent FC activity found

BANKRUPTCY: No current BK activity found

PROPERTY: No property issues found

433143145	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Comments on XX/X/XXXX indicate servicer set up a payment plan, details of the plan not noted. Last contact X/X/XXXX borrower made a payment over the phone which posted same day. Nothing further discussed.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143245	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower completes a payment plan. XX/XXXX A repayment plan is set up. X/XXXX Plan is kept. Minimal recent communication. The most recent contact was on X/XXXX to make payment arrangements.

REASON FOR DEFAULT: X/XXXX Illness of family member. X/XXXX Excessive obligations. X/XXXX Medical bills. X/XXXX Unaware payment was returned.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143138	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower called about an NSF payment in X/XXXX, and made an online payment later that month to remain current. No other contact with borrower, who usually pays through the website.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity date was not stated. No deferred amounts noted. Mod was executed after the effective date; reason unknown.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144340	XXXX 36M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSF in the last XX months. Last paid XX/XX/XXXX. Principal curtailment payment of $X.XX made in XX/XXXX.

BORROWER CONTACT: No CH prior to XX/XXXX. Mod from prior Servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX, no other details provided. Telephone call attempts noted as pandemic inquiries in XX/XXXX and XX/XXXX, but no contact with borrower noted, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party called to make payment.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144565	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower to be sure payment was processed. Minimal contact with the borrower. The borrower had medical issues and was off of work for a while that resulted in a reduction in income.

REASON FOR DEFAULT: The reason for default was due to borrower illness.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, Step X at X.XXX%, for X year P&I $XXX.XX, Step X at X.XXX%, for X year P&I $XXX.XX,  Step X at X.XXX%, for X year P&I $XXX.XX, Step X at X.XXX% for XX years P&I $X,XXX.XX matures XX/XX/XXXX.  Deferred balance iao $X,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433143750	XXXX 24M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer notes X/XX/XXXX ongoing repayment plan; terms not provided. Skip trace efforts noted X/XX/XXXX. Borrower stated X/XX/XXXX will make payment late. Plan confirmed kept X/XX/XXXX. Borrower hardship noted X/XX/XXXX due to unemployment; HHF record received. HHF requested reinstatement quote X/X/XXXX. Active HHF noted X/XX/XXXX; monthly payment assistance to be received through X/XXXX. No recent contact with borrower noted.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143777	XXXX 36M PHCH	CURR	03/29/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower applied for assistance, and servicer approved a XX-month repay plan in X/XXXX. Borrower made phone payments most months in XXXX. In XXXX, borrower has had monthly contact with servicer during phone payments. Borrower declined a repay plan in XX/XXXX. Last contact was a phone payment in X/XXXX. Borrower usually pays at the end of each month due to paycheck schedule.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143122	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Account is performing last X years with little borrower contact. Last contact XX/XX/XXXX billing inquiry.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXXX.XX, maturity not stated, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144789	XXXX 24M PHCH	CURR	04/22/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, had been out of town and short on funds. Loan being reviewed for foreclosure in XX/XXXX. Borrower called XX/X/XXXX, RFD was retired and curtailment of income. works part time. Borrower was going to try and borrow funds from relatives. X/XX/XXXX borrower out of work due to injury. It appears that borrower is struggling to make payments and needs income from Xnd job to make ends meet.

REASON FOR DEFAULT: Last RFD and contact other than making payments was X/X/XXXX.  Retired and works part time, but lost part time job due to XXXX.

MODIFICATION: STEP RATE, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at XX.XX% for X years, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143936	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact X/XX/XXXX when borrower stated they are out of work, servicer discussed workout options; appears borrower did not accept any of the offers.

REASON FOR DEFAULT: Illness of borrower.

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143091	XXXX 24M PHCH	CURR	05/01/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX A stip to mod is approved. X/XXXX Final mod is completed. Since the mod, account has been kept current with no significant activity. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX. Reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145220	XXXX 36M PHCH	CURR	05/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed.  Borrower called about insurance coverage in X/XXXX, and in XX/XXXX after receiving a letter that borrower didn't have any coverage; servicer verified letter was sent in error.

REASON FOR DEFAULT: No default

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144462	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower, provided RFD but no further details about the conversation were noted. No further contact and the loan has remained current since that time. The borrower appears to be cooperative during previously noted conversations. The loan was modified in XX/XXXX after successfully completing a trial period plan and has remained current. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure until XX/XXXX when a modification was completed. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143184	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: An unauthorized third party asked about the escrow account in X/XXXX. Borrower reported a payment misapplication in X/XXXX; funds were for borrower's other loan with servicer. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX. Agreed order filed X/X/XXXX. At the Agreed Order default hearing on XX/X/XXXX, courts granted another agreed order. XXXX hold entered in X/XXXX, case discharged X/X/XXXX.

PROPERTY: Owner occupied. Reported vacant/secured from X/XXXX to X/XXXX; unable to verify current occupancy
433143927	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Fairly regular contact is recorded with borrower making payments and giving RFDs. No other significant activity was noted. The most recent contact was on X/X/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Funds are not available. X/XXXX Child's tuition. XX/XXXX Other bills. X/XXXX Trying to catch up. X/XXXX Was on vacation.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144323	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/X/XXXX.

BORROWER CONTACT: The last contact was on XX/X/XXXX, outbound call to the borrower regarding the amount due and the borrower said the payment was paid via bill pay the day before. The loan was modified effective in X/XXXX and the loan has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the modification completed in XX/XXXX. No further FC activity found.

BANKRUPTCY: The notes reflect a chapter XX bankruptcy filed in XXXX and was dismissed in XXXX.  No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144950	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No workout has been offered. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: NA

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance not provided at rate not provided for XX years, modified P&I not provided, matures X/X/XXXX.  This is a modification to permanent financing from a construction loan.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143305	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Borrowers were in contact throughout chronic XX-day delinquency in XXXX for payments but did not request assistance. Account is current since reinstatement XXXX , last contact X/XX/XXXX escrow inquiry.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143953	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower received a prior loan mod in XXXX with no RFD provided. He has been cooperative with the servicer over the last X years with last contact XX/XX/XXXX regarding payment. Loan has been paid as agreed over the last XX months and is current.

REASON FOR DEFAULT:  N/A

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance XXX,XXX.XX at X% for X years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.  Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X.XX% with P&I $XXXX.XX beginning X/X/XXXX until maturity.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY: Property occupancy is unknown. No issues noted.
433144731	XXXX 24M PHCH	CURR	05/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called in to request and follow up on a verification of mortgage. The borrower provided authorization on X/X/XXXX. The borrower appears to be cooperative, but has expressed frustration in X/XXXX over a forbearance plan offered in X/XXXX that did not bring the account current. The borrower ended up catching up the payments and has made consistent on time payments over the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to not knowing about the servicing transfer at that time. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145168	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for assistance, and prior servicer approved a mod trial plan in X/XXXX. Loan transferred servicing in X/XXXX. Final mod docs were sent to borrower in XX/XXXX, and modification was completed in X/XXXX. No further contact.

REASON FOR DEFAULT: marital difficulties, medical issues

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: Referred X/X/XXXX, complaint filed XX/XX/XXXX. Judgment was entered X/XX/XXXX with a sale scheduled for X/XXXX. Loss mit hold entered in X/XXXX. Case was dismissed in X/XXXX.

BANKRUPTCY: Discharged BKXX, details not provided

PROPERTY: Owner occupied
433143434	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower defaulted in XXXX due to income curtailment and family illness. FC was contested with parties attending case management hearing X/XXXX. Borrower completed a stip to mod plan and servicer granted a loan mod XX/XXXX. Loan has been paid as agreed over the last XX months and is current. Servicer has had limited contact with the borrower due to the contested fc with last contact X/X/XXXX with ATP confirming mod effective date.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XXXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE:  Prior FC with borrower contesting.  FC closed due to loan mod in XXXX.  Unable to verify the FC stages.

BANKRUPTCY:  Prior CHX BK filed and discharged in XXXX.

PROPERTY: Property is owner occupied with no issues noted.
433143261	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No recent borrower contact. Last contact X/X/XXXX when borrower made a phone payment. Last call attempt made to borrower on X/XX/XXXX. NOD letter sent to borrower X/XX/XXXX. Loss Mit was last active XX/XXXX when Mod was being processed.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X.XXX% for XXX months, modified P&I $XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No recent FC activity found. However, loan was prior FC that closed XX/XXXX after loan was modified.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.

433143990	XXXX 36M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower made a phone payment in X/XXXX, and again in X/XXXX. Borrower gave a promise to pay in X/XXXX, and confirmed her commitment to resolve the delinquency in X/XXXX. No contact again until borrower verified taxes had been paid in X/XXXX, and made a phone payment in XX/XXXX after having trouble paying online. Last contact was in X/XXXX when borrower was having a similar issue paying through the website, and made a phone payment. Subsequent payments were made through the website.

REASON FOR DEFAULT: Reduced income

MODIFICATION: NON-HAMP ARM, first pay due XX/XX/XXXX, at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433144290	XXXX 36M PHCH	CURR	05/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  History starts in X/XXXX. No contact with borrower.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144000	XXXX 36M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for repayment plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired why payment went up and requested payment transaction history from XX/XXXX to present showing Servicer paying insurance since acquisition of loan.

REASON FOR DEFAULT: Curtailment of income due to XXXX-XX.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, maturesXX/XX/XXXX. No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XX/XXXX.
433144695	XXXX 24M PHCH	CURR	04/22/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No workouts have been offered. Last contact was X/XX/XXXX servicer spoke with authorized Xrd party who made a payment over the phone which posted same day.

REASON FOR DEFAULT: Death of borrower

MODIFICATION: STEP/NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified interest only payment for X years of $XX.XX, matures X/XX/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143135	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, confirming payment. XX/XX/XXXX borrower wanted XXXX relief, but submitted an incomplete package. It would appear that the borrower is struggling to make payments, was delinquent within a few months of the recent modification.

REASON FOR DEFAULT: First RFD was X/XX/XXXX, work hours cut and had been ill.  XX/X/XXXX RFD was other bills and room mates had moved out.  XX/XX/XXXX borrower wanted XXXX relief.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: In foreclosure prior to the X/XXXX modification.   Unable to determine last step in the foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144733	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower missed a few payments in XXXX but was able to bring the loan current; stated on X/XX/XX that RFD was due to less work hours. Mod review was initiated in XX/XXXX but was cancelled in XX/XXXX due to incomplete package; borrower accepted a repayment plan. Broken plan on X/XX/XX; borrower called in on X/XX/XX to set up payment to bring the loan current. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Less work hours.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143871	XXXX 24M PHCH	BK13	04/01/2021	02/26/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring performing BK and filing payment change notices with the court as needed. No borrower contact or collection activity is noted in the last X years.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed in XXXX. Case details and bankruptcy documents were not provided.

PROPERTY: Occupancy is unknown. No property issues noted.

433143809	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: There was no contact notated as the borrower has been current for the past XX months. The borrower is deceased with no details.

REASON FOR DEFAULT: The reason for default is unknown.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: There is a note XX/XXXX that the Hazard Policy was non-renewed due to proof of repairs not provided. X/XXXX notes indicate issue with non renewal is resolved and insurance is being paid.

433145234	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Last contact XX/XX/XXXX authorized Xrd party called in and completed welcome call, nothing further discussed.

REASON FOR DEFAULT: NA

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433145278	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX, borrower considering borrowing from XXXK to bring loan current. X/X/XXXX RFD was illness of borrower. This was the last contact with the borrower other than making payments.

 REASON FOR DEFAULT: Illness of borrower.

MODIFICATION: /HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145189	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Prior servicer offered a repay plan in X/XXXX, but borrower declined. Servicer then offered a pre-approved streamline modification, completed in X/XXXX. Loan transferred servicing in X/XXXX. Borrower verified due date from billing statement in X/XXXX, and verified loan status in XX/XXXX. No further contact. Subsequent payments have been made through the IVR and through the website.

REASON FOR DEFAULT: Co-borrower unemployment, borrower on long-term disability

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433144598	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower disputed rolling XX-day delinquency throughout XXXX, claiming prior servicer did not credit a payment. No proof of payment was provided and borrower reinstated XXXX XXXX. Account remains current with no ongoing contact since XX/XX/XXXX promise to cure.

REASON FOR DEFAULT: Payment dispute

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $X,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144446	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  Workout was received in X/XXXX, a X month STIP was set up which was completed.  Loan was modified in X/XXXX; borrower did financially qualify.  Last contact X/XX/XXXX borrower stated they will make payment via website which per comments was completed.  Borrower also expressed interest in auto payments.  Nothing further discussed and it appears auto is not set up.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: Comments indicate loan was active in FC, date referred unknown.  FC canceled in X/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143967	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Last contact X/X/XXXX borrower needed assistance with website which servicer provided.  As of X/XX/XXXX comments indicate prior servicer had set up trial STIP plan which was completed and loan modified in X/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144037	XXXX 36M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date was rolled forward in X/XXXX.

BORROWER CONTACT: X/XXXX Borrower is making payments under a trial mod. X/XXXX Mod is completed. Since the mod, the account has been kept current with no further significant activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Illness of a family member.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: XX/XX/XXXX A claim check IAO $XX,XXX is received for storm damages that occurred in X/XXXX. X/XXXX XXX% inspection results are received, all funds are released.

433143941	XXXX 24M PHCH	BK13	06/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring performing BK with no legal or collection activity noted. Borrower has made contact regarding insurance claim with no hardship noted last X years, last contact X/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, account was current at filing and remains contractually and post-petition current.

PROPERTY: Property is owner occupied per inspection. Claim file opened XXXXdue to burst pipe water damage to floor and cabinets. Claim check reissue is pending due to change in mortgagees, status of repairs is unknown.

433143429	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Loan modified in X/XXXX, rolling due date from XX/X/XXXX to XX/X/XXXX. X month plan starting in X/X/XXXX with X payments of $X,XXX.XX. First contact with the borrower on X/XX/XXXX, following up on modification. On XX/X/XXXX Borrower was advised to continue to make stip payments until modification was completed. Last contact with the borrower was XX/XX/XXXX inquiring about payment amount.

REASON FOR DEFAULT: Borrower has never provided RFD.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.X% for X.X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX due at maturity.

FORECLOSURE: Loan was in foreclosure and placed on hold in X/XXXX for loss mitigation.  Appears to have been at first legal.  Foreclosure was cancelled when modification was completed.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143101	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower inquiring about their escrow analysis. The latest reason for default was curtailment of income. The borrower was in foreclosure when the borrower asked for Assistance in XX/XXXX. The foreclosure was closed and billed when the loan was reinstated with X payments in XX/XXXX without any Assistance. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was unemployment.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433145010	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Skip trace efforts noted X/XX/XXXX. Servicer notes X/XX/XXXX Mod workout denied. Borrower hardship noted X/XX/XXXX due to curtailment of income. Servicer confirmed receipt of borrower financials X/XX/XXXX, however incomplete. Complete packet confirmed received X/XX/XXXX. Borrower stated XX/XX/XXXX working on required documents. Borrower requested XXXX assistance X/XX/XXXX. Last contact XX/XX/XXXX to make payment.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143799	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The prior reason for default was injured in a car wreck.

REASON FOR DEFAULT: The reason for default was borrower illness.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433144998	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date advanced in XX/XXXX due to mod.

BORROWER CONTACT: No CH provided between XX/XX/XXXX and XX/XX/XXXX. Loan approved for forbearance in XX/XXXX, expired in XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, pending completion of trial mod as of XX/XX/XXXX. Unable to verify completion of mod due to missing contact history. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested late charge waiver, was advised no outstanding fees except for late charge and advised to submit dispute with copy of credit report or submit dispute directly with credit agency, no other details provided.

REASON FOR DEFAULT: Income reduction and divorce.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.XXX%, modified P&I $X.XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144780	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Chronic delinquency throughout XXXX was due to car repairs and income curtailment due to shift change. Borrower declined loss mitigation but maintained contact through reinstatement XXXX and remains current. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: Income curtailment, excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143297	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer notes plan kept X/XX/XXXX; terms of agreement not provided. Borrower hardship noted X/XX/XXXX; has not been working. Borrower requested repayment plan X/XX/XXXX. Xrd party inquired about default letter X/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.  $XXX,XXX.XX permanently forgiven at time of agreement.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433145305	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer offered a preapproved MOD in XX/XXXX which failed as borrower did not accept. No further loss mit has been offered. Last contact X/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Curtailment Income

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: Borrower was been discharged from a BK X, no further details provided.

PROPERTY: NA

433145012	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX

BORROWER CONTACT:  Prior servicer didn't have any contact with borrower despite monthly dialer attempts and skip tracing efforts. All default was resolved in X/XXXX. Loan transferred servicing in X/XXXX. No contact with borrower.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XXX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145064	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan boarded X/X/XXXX. Regular principal curtailment payments. Modification boarded in X/XXXX rolling due date from X/X/XXXX to X/X/XXXX. Missing servicing comments from XX/XXXX to X/XXXX.

BORROWER CONTACT: X/XX/XXXX borrower trying to make payments with credit card.  Borrower submitted documentation for loss mitigation as of X/XX/XXXX.   Borrower had not provided a RFD.  Complete package received in X/XXXX and trial plan sent to borrower on X/XX/XXXX with X payments of $XXX.XX starting XX/X/XXXX.  Borrower was instructed to continue making trial payments, which they did not based on pay history, but modification completed.   Welcome call made on X/X/XXXX and borrower refused to supply information and hung up on servicer.  X/XX/XXXX borrower inquired about XXXX relief program, did not provide a RD.

REASON FOR DEFAULT: No RFD provided.   Borrower has paid on a monthly basis since modification.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.  Modification is signed but not dated.   Used effective date.

FORECLOSURE: NOI had been sent when borrower started loss mitigation review for modification.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143166	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower had monthly contact with servicer between X/XXXX and reinstatement in XX/XXXX. Both borrowers were working again in XX/XXXX. No contact until another reinstatement in X/XXXX; borrower has since remained current. No further contact with borrower.

REASON FOR DEFAULT: Borrower unable to work due to illness and was on short-term disability, spouse unemployed

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143438	XXXX 24M PHCH	CURR	04/01/2021	02/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, borrower initially stated he can't afford trial payment and wanted to do DIL but agreed to trial mod as of XX/XX/XXXX. Final mod docs sent to borrower on XX/XX/XXXX, signed mod docs received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to request copy of XXXX be mailed.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness  based on borrower performance.

FORECLOSURE: Appears loan was in active FC at start of contact history but was pending due to court delay, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod, Motion to dismiss FC filed on XX/XX/XXXX, motion granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143228	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, RFD family emergency. Borrower has filed multiple disputes, most recently. X/XXXX borrower filed a dispute relating to credit reporting and other generic items.

REASON FOR DEFAULT: Communications with borrower have been limited.  Would appear that the borrower is over extended.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.   $XXX,XXX.XX was forgiven.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: Property damage as of XX/X/XXXX.  Appears check is in the amount of $XX,XXX.XX. Claim was for water and wind damage. As of XX/XXXX repairs were still being made. There has been no inspections and it does not appear that funds have been released to the borrower as they have not provided the necessary documentation.

433143441	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/X/XXXX when borrower called for verbal verification of last payment made.

REASON FOR DEFAULT: No payment default in the past year. RFD was previously noted on X/XX/XXXX as excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures XX/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No recent BK activity noted. However, borrower had a prior BK Chapter XX that was closed when loan was modified.

PROPERTY: Comments on X/X/XXXX last noted subject property was owner occupied. Current property condition is unknown.

433144603	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in XX/XXXX to reinstate the account. No other contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Family emergency

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143090	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower wanting to pay back some of the previous advances on his loan. The borrower also had a previous foreclosure that was dismissed with an agreed order upon reinstatement of the loan. The borrower had a previous bankruptcy in XXXX. The notes state the loan was not analyzed by the previous servicer for X years and the advances will not be collectible during that time. Minimal contact with the borrower.

REASON FOR DEFAULT: The latest reason for default was not provided.

MODIFICATION: N/A

FORCLOSURE: No active foreclosure activity found. Previous contested foreclosure was dismissed upon reinstatement of the loan with an agreed order.

BANKRUPTCY: No active BK activity found. Previous notes indicate a previous bankruptcy with no details provided.

PROPERTY: No condition were found

433144338	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact.

REASON FOR DEFAULT: No payment default in past year. Prior to Mod RFD was noted as curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures X/X/XXXX.  Deferred balance iao $XX,XXX is not eligible for forgiveness.

FORECLOSURE: No recent FC activity found. Loan was prior FC that closed X/XX/XXXX when loan was modified.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.

433144311	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer had to adjust all payments in X/XXXX and X/XXXX due to loan MOD was delayed in getting BK court approval, approval entered in BK on X/XX/XXXX. Last contact was X/X/XXXX when borrower requested restricted escrow funds be applied to loan payments.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY:  Borrower was in a BK XX, date filed unknown, BK was discharged X/XX/XXXX.

PROPERTY: As of X/X/XXXX servicer notes they were informed of property damage.  Wind damage occurred X/X/XXXX.  As of X/XX/XXXX servicer received $XX,XXX.XX in claim funds.  Appears servicer disbursed $X,XXX on X/XX/XXXX, no further funds noted as being disbursed.  Comments in X/XXXX indicate work was at XX% complete.  Comments on XX/XX/XXXX indicate service denied release of further restricted escrow funds, no further details. As of X/X/XXXX borrower requested restricted escrow funds be applied to loan, unknown if completed.

433144746	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and declined a repay plan offer. Borrower had sporadic contact with servicer over the next few months, and only during phone payments. Borrower made a double payment to reinstate in XX/XXXX, and set up auto-draft payments in X/XXXX. No further contact.

REASON FOR DEFAULT: Income curtailment; spouse not working and borrower was on disability

MODIFICATION: IO TEMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified IO $XXX.XX, expires X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143667	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	VT	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive throughout XXXX delinquency, no borrower contact is noted in last X years. Account remains current since reinstatement of X payments XXXX .

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143800	XXXX 24M PHCH	CURR	05/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX A repayment plan is set up, broken X/XXXX. X/XXXX Borrower reports they have been impacted by XXXX-XX, but does not need assistance. Borrower has been cooperative with minimal communication. The most recent contact was on XX/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Excessive obligations. X/XXXX Death of a family member. XX/XXXX XXXX-XX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144991	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	Yes	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower died in X/XXXX. Surviving spouse (administrator) is on title/mortgage but isn't signed on the note. Modification in XXXX signed by him as successor in interest to the property. Loan has been current since modification. Subsequent contact has been administrative.

REASON FOR DEFAULT:  Borrower death

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount. Prior mod in XXXX.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Inspections show property owner occupied.

433143636	XXXX 24M PHCH	CURR	03/19/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Completed modification packet received on XX/XX/XXXX. Stip to mod approved in XX/XXXX. Credit bureau dispute received on XX/XX/XXXX, borrower disputed balance and past due amount. Notes indicate that credit reporting is correct and sent out a letter to the borrower. Stip to mod complete in XX/XXXX and mod processed in XX/XXXX. Last contact on XX/XX/XXXX, borrower called to verify annual insurance premium.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: Comments start in XX/XXXX with the loan in FC status. Meditation hearing held in XX/XXXX; FC placed on hold in XX/XXXX due to loss mitigation review. FC closed and billed on XX/XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.  Second home per data tape.

433144165	XXXX 36M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: No CH prior to XX/XXXX. Mod from prior Servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about request to cancel escrow account, was advised request was denied due to three previous mods and due to taxes and insurance due within XX days of request.

REASON FOR DEFAULT: Husband did not make payment.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XXK of which $X is eligible for forgiveness  based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKXX noted on XX/XX/XXXX. Filing date, case number and discharge date not provided. No other BK activity noted.

PROPERTY: No property issues noted.
433144930	XXXX 24M PHCH	CURR	05/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for assistance in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. A modification was completed in X/XXXX. Borrower verified the modification terms were correct in X/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline was not provided. Case was placed on a loss mit hold in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143757	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower calling in reference to their draft and to let the servicer know that they were putting a stop payment on the last payment. The borrower stated that the previous reason for default was delay in getting paid at work.

REASON FOR DEFAULT: The reason for default was curtailment of income.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: There were no condition found

433144658	XXXX 24M PHCH	CURR	05/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Repayment plan approved in XX/XXXX. Last contact on XX/XXXX, borrower stated he would make a payment via the website.

REASON FOR DEFAULT:  RFD since X/XXXX, illness of borrower.  Borrower unemployed due to illness as of XX/XX/XXXX.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XXXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Per notes on XX/XX/XXXX, the subject sustained water/hail damage.  Borrower stated on XX/XX/XXXX that a claim was filed but was denied due to the age of the roof but was going to speak with her insurance company.  As of XX/XX/XXXX, claim check in the amount of $XX,XXX.XX received.  repairs completed and claim closed on XX/XX/XXXX.  Owner occupied per notes on XX/XX/XXXX.

433143893	XXXX 36M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	PAY HISTORY: XX payments in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Borrower reinstated loan in X/XXXX with X payments, current since that time. Servicing comments show reporting to MI on a monthly basis. pay history showing a monthly disbursement of $XXX.XX which could be the premium, but unable to verify.

BORROWER CONTACT:  X/XX/XXXX borrower stated had been trying to catch up for over a year and having a hard time, no RFD and no loss mitigation offered.  X/XX/XXXX RFD was family medical issues.     X/X/XXXX borrower called to stated cashiers check had been sent, check was for the reinstatement.  No contact with the borrower other than making payments since loan reinstated.   No RFD provided.

REASON FOR DEFAULT: No RFD provided by borrower prior to the X/XXXX reinstatement.

MODIFICATION:  Loan has not been modified.

..FORECLOSURE: Loan was in foreclosure prior to reinstatement in X/XXXX.  Foreclosure closed after reinstatement funds were received.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144182	XXXX 24M PHCH	BK13	04/01/2021	03/06/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower completed a X-month trial plan -XXXX , hardship and financials not provided. Mod effective XXXXwas not booked until XXXXdue to delay in court approval. Borrower continued timely payments throughout delta and has been current last XX months with no contact since X/XX/XXXX general account inquiry.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure sale scheduled prior to XXXX  XXXX was suspended due to BK and cancelled after modification.

BANKRUPTCY: BKXX was filed in XXXX, plan confirmed XXXX . MFR was resolved XXXX XXXX through stipulated agreement, and claim amended to $X after modification was approved by the court.

PROPERTY: Property is owner occupied. No property issues noted.

433144436	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Modification boarded X/XXXX rolling due date from XX/X/XXXX to X/X/XXXX.

BORROWER CONTACT:  Borrower called multiple times from X/XXXX to X/XXXX inquiring about the status of the modification.  X/X/XXXX borrower called as unable to download billing statement. X/X/XXXX borrower questioning why payment can not be make before the Xst of the month.

REASON FOR DEFAULT: No RFD, current loan.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE: Active foreclosure prior to modification, referred to attorney X/X/XXXX.   Foreclosure cancelled when modification boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144693	XXXX 24M PHCH	CURR	03/28/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower since X/XXXX has been stating that they are paid at end of month that is why running behind, no workout offered and borrower did not request a workout at the time. Last contact XX/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Pay period

MODIFICATION: STEP/NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/XX/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143755	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Account is performing for the last X years with no borrower contact or collection activity.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144634	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower had a reduction of income as their tenants were not paying rent, but they was able to bring the loan current without any Assistance. The borrower previously filed Chapter XX Bankruptcy that resulted in a Mod and a cram down of the principal. Minimal contact noted with the borrower.

REASON FOR DEFAULT: The reason for default was reduction of income as their tenants were not paying.

MODIFICATION: BK MOD, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No recent FC activity found

BANKRUPTCY: No current BK activity found, previous Chapter XX filed.

PROPERTY: No property issues found

433144728	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower disputed the due date in X/XXXX. Servicer review showed payments being applied to suspense due to an error code on the system. Payments were reapplied with the correct effective date in X/XXXX; unable to verify credit reporting. Borrower confirmed due date in XX/XXXX and verified HOI coverage. Borrower asked about a payment change due to an escrow shortage in X/XXXX. No further contact.

REASON FOR DEFAULT: Servicer error

MODIFICATION: IO STEP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified IO $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: BKX, details were not provided

PROPERTY: Owner occupied

OTHER: Unable to determine why current IO payment doesn't match the modified IO payment
433143645	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a phone payment. Loss Mit was previously working with borrower for possible Mod in XX/XXXX when borrower stated he was reinstating loan and Mod was closed. Loan was reinstated that month.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness. Loan was prior modified X/X/XXXX and X/X/XXXX.

FORECLOSURE: No recent FC activity found in the past year. However, there was a prior FC on hold for BK action then closed after BK closed and loan reinstated to current status in XXXX.

BANKRUPTCY: No recent BK activity found in the past year. However, borrower had a prior BK chapter X filed in XXXX that was discharged without affirmation.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.

433143276	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in XX/XXXX to reinstate the account, and asked about an escrow shortage in X/XXXX. Only other contact was in X/XXXX when borrower asked what types of payment servicer accepted.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144347	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Comments begin June XXXX. Account is performing for the last X years with no borrower contact since X/X/XXXX request for an escrow analysis. No hardship is noted.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433145180	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask about fees showing on the account for attorney fees and was advised they are not due. No further contact with the borrower and the loan has remained current since that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance. The payments are amortized over a term that exceeds the maturity date and an interest-bearing balloon payment of $XX,XXX.XX will be due at maturity.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower has filed multiple chapter XX bankruptcies. The most recent was filed in XXXX and also dismissed in XXXX. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144076	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on a repayment plan throughout XXXX, with majority of contact related to confirming payments were being applied. In X/XXXXm borrower inquired about a settlement check that was to be applied to principal, once approval was obtain, all funds applied as prin curtailment.

REASON FOR DEFAULT: Borrower was on a repayment plan when loan boarded in X/XXXX.  Borrower has not provided an RFD.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: Loss draft received in X/XXXX iao $XX,XXX.XX. Loss occurred in X/XXXX. Servicer confirmed that repairs has been made, and applied funds to prin, as borrower requested.

433144465	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  No loss mit has been offered loan has been current.  Last contact X/XX/XXXX borrower called in to get website password reset which servicer completed for borrower.

REASON FOR DEFAULT: NA

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144779	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower updated email address on file.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, unexpected expenses.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX.XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433144472	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	WA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower declined payment assistance in X/XXXX, stating hardship was temporary. Borrower made a phone payment in X/XXXX and in X/XXXX, and requested the loan number in X/XXXX to register through the website. No other contact with borrower.

REASON FOR DEFAULT: Co-borrower is deceased.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. Borrowers executed the modification after the first modified payment due date.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145210	XXXX 36M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: No recent significant contact with borrower or activity was found. The most recent contact was on X/X/XXXX with borrower calling in to set up ACH on the account.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
433145047	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Payments are being made under a trial mod. X/XXXX A mod is completed, no RFD is given. Borrower has not been responsive. The most recent contact was on X/XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: X/XXXX Borrower oversight.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX initially at X.XX% for X years, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145290	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested a refinance in XX/XXXX, servicer advised that they would have contact a Xrd party. Last contact on XX/XX/XXXX, borrower asked if she could change her draft date; servicer advised that they could not.

REASON FOR DEFAULT:  RFD per notes in X/XXXX, excessive obligations.

MODIFICATION:  NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X. Forgiven amount of $XXXX.XX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144142	XXXX 24M PHCH	CURR	05/01/2021	02/25/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower due to BK. Xrd party called X/XX/XXXX to cancel payment. Borrower called to make payment X/XX/XXXX. Borrower inquired about status of BK X/XX/XXXX. Borrower called X/X/XXXX to make payment. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Servicer notes prior BKXX; details of filing not provided. BK discharged X/X/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.
433143343	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Xrd party called X/XX/XXXX stated borrower deceased, servicer advised to send in death certificate and executor documents. Comments do not indicate servicer received a death certificate. Servicer was advised on XX/XX/XXXX by hazard insurance company that borrower is deceased as well. Servicer received reinstatement funds of $XXX,XXX.XX in X/XXXX covering the XX/X/XXXX through X/X/XXXX payments.

REASON FOR DEFAULT: Death of borrower

MODIFICATION: NA

FORECLOSURE: Loan was active in FC per comments referred to attorney X/X/XXXX.  FC canceled XX/X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144500	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Borrower requested online assistance X/XX/XXXX.  No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143121	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Account is performing last X years with little contact. Last contact X/XX/XXXX request to cancel ACH. Borrower is self-employed and inquired about pandemic options if income is affected, but has maintained payments with no further request for assistance.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXXX.XX, maturity not stated, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143232	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower inquired about NSF payment X/XX/XXXX. Borrower stated XX/XX/XXXX would be making payment in a few days; hardship not provided. Borrower hardship noted XX/XX/XXXX due to illness; not working being in hospital. Medical expenses noted X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Borrower illness.  Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433145091	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  No lost mit offered.  Last contact X/X/XXXX borrower stated hey will mail payment, nothing further was discussed.

REASON FOR DEFAULT: Unknown

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

433144456	XXXX 36M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments.  Servicer notes X/X/XXXX borrower request X/X/XXXX to change due date.  Borrower indicated X/XX/XXXX had excessive obligations; getting money at end of month.  Borrower confirmed payment X/XX/XXXX. Borrower called to make payment X/XX/XXXX.  Curtailment of income noted X/XX/XXXX.  Borrower called X/XX/XXXX to cancel payment.

REASON FOR DEFAULT: Excessive obligations.  Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144503	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: No recent borrower contact. Last telephone attempt to contact borrower was on X/XX/XXXX. Borrower has recently been unresponsive. Last borrower contact was on XX/XX/XXXX when borrower stated he would make an online payment at that time.

REASON FOR DEFAULT: No recent RFD provided for slow payments. Last RFD was noted on XX/XX/XXXX as excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures X/X/XXXX.  Deferred balance iao $XX,XXX is not eligible for forgiveness. Loan was prior modified X/X/XXXX and X/X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX indicated subject property was located in a XXXX  declared disaster area. Comments did not indicate subject property was effected by the disaster. Current property occupancy and condition were not provided in comments.

433143638	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	Yes	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: X-month trial approved by prior servicer was completed XXXX XXXX, mod finalized XXXX . No reason is noted for delinquent payments at mod start, and account is current since SII reinstated XXXXwith little ongoing contact. Last contact X/XX/XXXX inquiry about escrow increase.

REASON FOR DEFAULT: Borrower is deceased on unknown date

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144196	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Comments begin June XXXX with account newly modified by prior servicer, no hardship or financials noted. Account is performing post-mod with no borrower contact since X/X/XXXX general account inquiry.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143512	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Authorized spouse made a phone payment in X/XXXX. Spouse tried to make a phone payment in X/XXXX, but servicer required certified funds due to recent NSFs on the account. spouse also made phone payments between XX/XXXX and X/XXXX. No contact with borrower.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143867	XXXX 36M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called regarding letters he received related to something for December, was advised nothing was sent regarding December.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143492	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested XXXX and added phone number to account.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Appears loan was in active BK at start of contact history, BKXX filed in XXXX, discharged in XXXX. Exact BK filing date not provided. No other BK activity noted.

PROPERTY: No property issues noted.
433143742	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Mod effective Feb XXXX was not booked until June XXXX.

BORROWER CONTACT: Borrowers are divorced, coborrower was awarded property and has a volatile relationship with primary borrower. Account is performing for the last X years with no borrower contact since XX/XX/XXXX credit reporting inquiry.

REASON FOR DEFAULT: Divorce

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness. Mod was executed X/X/XXXX.

FORECLOSURE: N/A

BANKRUPTCY: BKX was discharged prior to review period, case details not provided.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143488	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower scheduled a payment on XX/X/XX and stated that RFD was due to illness. Borrower called in on XX/XX/XX wanting to know if the payment she sent in was received, also advised that she sent in X payments to cover XXXX and XXXXuary, stating that she was going though illness and wanted to get ahead. Borrower inquired about payment increase in X/XXXX and was advised that the payment increased to change in tax rate and would have to modify or refinance for IR adjustment. Last contact was on XX/X/XX, borrower called in for payment inquiry. Loan is current.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: Missing mod from XXXX. No deferral letter in file. No note in file to confirm original terms and billing statements being in XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143716	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Comments on X/XX/XXXX indicate borrower has been impacted by XXXX, servicer set up a repayment plan on X/XX/XXXX details of plan not noted.  No further assistance has been requested.  Last contact X/XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143934	XXXX 36M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Borrower noted as approved for repayment plan with prior Servicer as of XX/XX/XXXX, repayment plan accepted as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted her password reset.

REASON FOR DEFAULT: Discrepancy with previous Servicer and curtailment of income.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XX/XXXX.

433144087	XXXX 36M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Missing pay history from X/XXXX through X/XXXX.

BORROWER CONTACT:  Servicer notes they received a pandemic questionnaire via website, a X month repayment plan was set up XX/X/XXXX, no further details.  No further assistance has been requested.  Last contact X/XX/XXXX borrower and servicer discussed escrow shortage and payment increase.  Borrower reinstated loan in X/XXXX with a payment of $XX,XXX.XX covering the X/XXXX through X/XXXX payments.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Comments indicate there was an active FC unable to determine date referred to FC, FC was cancelled X/XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144996	XXXX 24M PHCH	BK13	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring performing BK plan, no collection activity or borrower contact noted in last X years. Account is contractually current since XXXX XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, plan confirmed XXXX . Plan and POC documents not provided

PROPERTY: Property is owner occupied. No property issues noted.

433145050	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower reinstated in X/XXXX; source of funds is unknown. Spouse gave a promise to pay in X/XXXX, and made a phone payment in XX/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline was not provided. Borrower reinstated in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143626	XXXX 24M PHCH	BK13	04/01/2021	03/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring performing BK plan, no legal or borrower contact noted. Account is contractually current since XXXX .

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.XX% for X years, modified IO payment $X,XXX.XX, matures X/X/XXXX, $X deferred balance. First step rate change to X% is for an additional X year IO period, loan then amortizes at X% for the remaining XX year term.

FORECLOSURE: Foreclosure first legal filed XXXX , action stayed by BK.

BANKRUPTCY: BKXX filed XXXX, plan and POC documents not provided.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433145098	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower disputed payment application in XX/XXXX, borrower advised that the would request pay history from prior servicer to verify how payments were applied and also stated there was missing payment. Servicer advised borrower to fax in bank statement to show that the payment cleared. Repayment plan approved for two months in XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes in XX/XXXX, waiting on funds.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes in XX/XX/XXXX.
433144990	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Welcome call completed X/XX/XXXX. Borrower dispute noted X/X/XXXX; stating account should be current at service transfer. Payment history reviewed with borrower XX/X/XXXX. Borrower inquired about payment dispute X/XX/XXXX. Borrower frustrated with returned payments X/X/XXXX and lack of answer on disputed payments. X-month repayment plan offered X/XX/XXXX. Borrower called X/X/XXXX to review statement.

REASON FOR DEFAULT: Payment dispute.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Mod includes deferred balance iao $XX,XXX.XX which was not eligible for forgiveness. Docs in file show this balance was subsequently forgiven in XX/XXXX.  As such, the deferred balance is not shown in Mod Data.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143169	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower wanted help on using the website, servicer notes walking the borrower thru the website.

REASON FOR DEFAULT:  As of XX/XXXX, borrower's income reduced. RFD per notes on XX/XX/XXXX, change in pay schedule.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Non-owner occupied per notes on XX/XX/XXXX.

433144271	XXXX 36M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Regular contact is recorded with borrower making payments. No other significant activity was noted. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: XX/XXXX delay in fixed income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the account was previously discharged from BK (no details provided).

PROPERTY: No property issues found.

433145191	XXXX 24M PHCH	BK13	05/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring BK plan performance with no borrower contact or collection activity in the last X years. Account is paid ahead since XXXX XXXX.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed XXXX , plan confirmed XXXX . Amended POC filed with $X arrears after court approval of modification.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144630	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was XX/XX/XXXX with the borrower promising to pay. The borrower was a rolling XX days delinquent until XX/XXXX with the borrower becoming current through a repayment plan that started XX/XXXX Minimal contact with the borrower.

REASON FOR DEFAULT: The prior reason for default was borrower excessive obligations.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, Step X at X.XXX%, for X year P&I $XXX.XX, Step X at X.XXX%, for XX years P&I $XXX.XX,  matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433144242	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Comments begin June XXXX with request for reinstatement figures. Borrower fully reinstated XX payments in Aug XXXX to prevent foreclosure sale, source of funds  is not noted.  Account is performing post-cure no borrower contact since X/XX/XXXX inquiry about escrow increase.

REASON FOR DEFAULT: Death of non obligated spouse and mother

MODIFICATION: N/A

FORECLOSURE: Foreclosure complaint was filed Jan XXXX, title is clear, judgment entered Dec XXXX. Sale set for Sep XXXX was canceled and judgment vacated after reinstatement.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143170	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower made a phone payment. Last attempt to contact borrower was made on X/XX/XXXX with no success. There has been no recent attempt in the past X months.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as reduced income due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments indicated subject property was located in a XXXX  declared disaster area. Comments did not indicate subject property was effected by the disaster. Comments on XX/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.

433144014	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower applied for hardship assistance in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX; no further phone contact with any party. Borrower made the trial payments, and the modification was completed in X/XXXX. No post-mod contact with borrower, who pays through the website.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline was not provided; judgment was sent to courts in X/XXXX. Order to substitute referee sent to court XX/X/XXXX, court delays. Placed on hold for loss mit in X/XXXX, action was dismissed in X\XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433144137	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer received a credit reporting dispute X/XX/XXXX and as of X/XX/XXXX comments indicate servicer corrected the credit report. Last contact X/X/XXXX co-borrower and servicer discussed the escrow payment to their insurance company.

REASON FOR DEFAULT: Illness of borrower

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Starting on X/XX/XXXX servicer notes property damage, borrower was told to call their insurance company and file a claim.  Type of damage not noted and there were no further discussions with borrower about the property damage.

433145284	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was modified in XXXX, during active BKXX that was discharged in XXXX. In early XXXX loan was delinquent, comments show that the loan was being audited and there were BK adjustments being made. Prior servicer comments end on X/XX/XXXX. Numerous payments were posted in X/XXXX and X/XXXX which XXXXhave been final disbursements from the BK trustee. The loan has been current since X/XXXX. No contact with the borrower other than administrative.

REASON FOR DEFAULT:  Unknown

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount.

FORECLOSURE:  FC filed in XXXX but borrower filed BKXX to stay FC action.

BANKRUPTCY:  Borrower filed BKXX in XXXX. Loan modified during active BK, copy of mod and payment change notice to trustee are located in the loan file. Unable to confirm court approved modification. BK appeared to still be active and comments being made about BK review and adjustments when prior servicer notes end on X/XX/XXXX and ledger in loan file shows pmts throughout the XX month BK indicating the BK was near completion. Current notes begin XX/X/XXXX with no reference to BK so unable to verify date the BK was discharged, no notice in loan file to confirm. There is also a discharged BKX prior to XXXX, no details.

PROPERTY:  Inspections show owner occupied. Subject was in XXXX  disaster area in XX/XXXX but no claim or other indication the property was impacted.

433145293	XXXX 24M PHCH	CURR	05/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Prior servicer notes don't show any contact with borrower since XXXX. History gap between X/XXXX and XX/XXXX; during the gap, borrower reinstated in X/XXXX and has since remained current. Borrower requested a payoff statement through the IVR system in X/XXXX. Only contact was with spouse in X/XXXX when she made a phone payment.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
433143690	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with the borrower noted in the contact history. The loan had a brief period of delinquency in X/XXXX-X/XXXX but no records of attempts made during that time. The loan has remained current since. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance was not disclosed in the agreement. Interest rate at X.XX% for X years, after which the rate converts to an adjustable rate based on the Note terms. Modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143776	XXXX 24M PHCH	CURR	04/05/2021	03/04/2021	XXXX	XXXX	Yes	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is deceased. Unable to determine date, but all communications have been with an authorized Xrd party. Last contact was with Xrd party on XX/X/XXXX, could not log on to the web portal. Little contact with heXXXX other than making payments.

REASON FOR DEFAULT: Death of Borrower

MODIFICATION:  Have not been modified.

FORECLOSURE: Active foreclosure prior to borrower reinstating.   Judgment was entered XX/XX/XXXX and pending sale date when foreclosure was cancelled due to reinstatement.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144986	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Last contact X/XX/XXXX borrower called in to confirm bank account information entered via web site payment; borrower stated prior payment returned due to bank could not locate account number.  Servicer verified borrower's bank information.

REASON FOR DEFAULT: Unknown

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

433144004	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who agreed to make a payment over the phone. The borrower appears to be cooperative. The loan has remained current since that time and the borrower usually pays via the servicer's IVR. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to a car accident. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is unknown. No indication of existing damage or ongoing repairs.
433144951	XXXX 36M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: No contact with the borrower noted in the contact history. The loan has remained current with regular on-time payments. The borrower usually makes payments via the servicer's website. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD. No recent indication of ongoing hardship.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years at $XXX.XX/mo, then X.XXX% for X year at $XXX.XX/mo, then X.XXX% for X year at $XXX.XX/mo, then X.XX% for remaining term at $XXX.XX/mo. Term is XX years, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144727	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower stated X/XX/XXXX made payment to prior servicer. Servicer requested proof of payment X/XX/XXXX. Borrower hardship noted X/X/XXXX due to husband not working. Borrower inquired about payment increase X/XX/XXXX. No further contact noted with borrower.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% interest-only for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which s not eligible for forgiveness.

FORECLOSURE: Loan referred for FC X/XX/XXXX.  FC closed/billed XX/XX/XXXX after reinstatement received.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144315	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower approved for repayment plan multiple times, plan broken both times, most recently approved for repayment plan in XX/XXXX, confirmation letter sent on XX/XX/XXXX, plan broken as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to make payment.

REASON FOR DEFAULT: Car repairs and family illness.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures XX/XX/XXXX.  No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.XX%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144853	XXXX 36M PHCH	CURR	04/30/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. .Variances due to principal curtailment payments.

BORROWER CONTACT: No CH between XX/XX/XXXX and XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX. Repayment plan noted a broken as of XX/XX/XXXX, start date of repayment plan not specified. Borrower reviewed for HHF in XX/XXXX, loss mit review closed as of XX/XX/XXXX due to HHF program. Borrower denied for HHF assistance as of XX/XX/XXXX, borrower did not meet withdrawal reasons. Borrower reviewed for HHF again in XX/XXXX, approved for assistance as of XX/XX/XXXX, funds iao $XX,XXX received as of XX/XX/XXXX. HHF program completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to verify that account was escrowed since insurance company did not receive payment, was advised it was not escrowed. Borrower stated it should be escrowed, was advised that it would be in XX hours.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

MODIFICATION: Missing mod dated X/X/XXXX. Does not appear loan was modified in XXXX. Billing statements back to XXXX show the IR at X.XX% and current maturity date is same as original Note. Current IR is X.XX% which is exactly X.XX% lower than the original IR of X.XX%. Note includes a provision to reduce the IR by .XX% annually up to XX times (X.XX%) if payments are made on time.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, First legal action completed on XX/XX/XXXX, FC placed on hold multiple times for HHF assistance, most recently on XX/XX/XXXX, FC closed as of XX/XX/XXXX with approval of HHF. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144575	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to make a payment over the phone to bring the loan current. No further contact since that time and the loan has remained current. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to spouse being injured and out of work. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years and XX months, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144553	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to curtailment of income; self-employed and reduced income. Borrower stated X/XX/XXXX expected large payment not received. Borrower interested in repayment plan X/XX/XXXX. Illness of borrower family noted X/XX/XXXX; wife was ill and not able to work as much. Repayment plan offered X/XX/XXXX. Borrower stated X/XX/XXXX waiting on funds from job; business was slow. Repayment plan offered X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Borrower requested online access X/X/XXXX. No recent contact noted with borrower; last contact X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.  Family illness.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433145161	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and advise would be making the payment on line that next day. Said income was slow due to the XXXX-XX XXXX . The borrower appears to be cooperative during noted conversations. The loan has remained current since that time and throughout the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income caused by the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144226	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	PAY HISTORY:XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified XX/X/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Borrower requested online access X/XX/XXXX. Borrower called X/X/XXXX to confirm email.  Borrower inquired about payoff X/XX/XXXX.  Borrower again requested online assistance X/XX/XXXX.  Borrower inquired about pandemic assistance XX/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143235	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to discuss the ACH payments and requested to change the effective date. The borrower has been in frequent contact and appears to be cooperative. The borrower requested XXXX-XX payment assistance in X/XXXX but no plans were offered and the loan has remained current. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, maturity date was not disclosed in the agreement. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143331	XXXX 24M PHCH	BK13	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring for ongoing post-petition payments, account current since mod completion XXXX . No borrower contact is noted in the last X years.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, plan documents not provided. Servicer objection to plan was cured through BK mediation process resulting in modification effective XXXX XXXX, order approving mod entered XXXX . Plan was confirmed XXXX .

PROPERTY: Property is owner occupied. No property issues noted.

433144153	XXXX 24M PHCH	CURR	05/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX, loan in FC on hold for loss mit. Borrower completed a stip to mod plan on X/XX/XX and was approved for a mod effective X/X/XX. Borrower stated on X/X/XX that he received the final mod docs and was having his attorney review the terms, borrower was concerned that the new UPB was too high due to an old mod that was completed in XXXX. Mod was denied in X/XXXX due to executed docs not received. Borrower called in on X/XX/XX to inquire about the mod and was advised the final mod docs received were unsigned. Borrower was able to return the executed mod docs and mod was processed in X/XXXX; FC stopped. Last contact was on X/XX/XX, borrower called for mod inquiry. Loan is paid ahead.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: Loan was in FC began in X/XXXX, referral date is unknown. FC stopped in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.

433143193	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower asking about their delinquency reporting and were previously disputing. The loan was partially reinstated in XX/XXXX and fully in XX/XXXX. The loan was in foreclosure that was dismissed upon the reinstatement. Minimal contact with the borrower

REASON FOR DEFAULT: The latest reason for default was curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX. Forgiveness iao of $XX,XXX.XX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: There was a Title Claim filed for an unreleased prior lien that was resolved with a No loss letter received by Title Company. No indication the prior lien was released.

433143273	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: No significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
433144455	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/X/XXXX due to excessive obligations; due to weather bills went up. Borrower stated XX/XX/XXXX would make payment online next week. Borrower stated X/XX/XXXX late due to paycheck schedule.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433145311	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 1	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, borrower called to verify address to send in claim check.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX, maturity date is not listed.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Borrower called in XX/XXXX, regarding a pending claim. Claim check in the amount of $XX,XXX due to wind/hail damage per notes on XX/XX/XXXX. Per notes on XX/XX/XXXX, servicer to endorse and release funds to borrower. Claim to be unmonitored. Current condition of the subject is unknown. Owner occupied per notes in XX/XXXX.
433145095	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and authorized his spouse on the account in X/XXXX. Borrower made a phone payment in XX/XXXX and in X/XXXX. No further contact.

REASON FOR DEFAULT: Income curtailment, death in the family

MODIFICATION:  Mod in XXXX to change the rate temporarily, until the next rate change date which was X/X/XXXX. Prior servicer completed a re-age on X/X/XXXX; after the re-age was completed, original note term and change dates applied. Loan transferred servicing in X/XXXX, and servicer decided to leave maturity date received from the prior servicer, as it was a later date and it benefited the borrower. Servicer also reset the margin to X%. Servicer is still sending ARM change notices for annual rate changes, most recently in X/XXXX for the current terms. Other than the XXXXgin, the Note terms have not been modified.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145224	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins XX/X/XXXX.  Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments.   Borrower called to process payment XX/XX/XXXX. Borrower called to confirm payment X/XX/XXXX.  Last contact XX/XX/XXXX borrower inquired about hazard insurance claim.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  Hazard insurance claim noted X/X/XXXX; date of loss X/XX/XXXX due to wind/hail damage; claim of $X,XXX.XX and $XXX.XX; funds endorsed and released to borrower.  Status of repairs is unknown.

433145041	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower gave a promise to reinstate in X/XXXX, and made a double phone payment in X/XXXX to reinstate account. Loan has since remained current. Borrower made a phone payment in X/XXXX, and had an NSF payment in XX/XXXX and in X/XXXX. Borrower declined to provide financials or discuss a repay plan in X/XXXX. No further contact.

REASON FOR DEFAULT: Excessive obligations, reduced income from slow work hours

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modification includes a balloon payment of $XX,XXX.XX due at maturity.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143176	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower scheduling the reinstatement. The borrower also had a previous foreclosure that was closed upon the reinstatement of the loan. The foreclosure had a Sale Date that was scheduled when the loan was put on hold for loss mitigation review. The borrower reinstated the loan without the need for assistance from the servicer. Minimal contact with the borrower.

REASON FOR DEFAULT: The latest reason for default was excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX. Forgiveness iao $XX,XXX.XX.

FORCLOSURE: No active foreclosure activity found. Previous contested foreclosure was dismissed upon reinstatement of the loan with an agreed order.

BANKRUPTCY: No BK activity found.

PROPERTY: No condition were found

433145132	XXXX 24M PHCH	CURR	04/25/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower requested XXXX translator X/X/XXXX. Borrower advised X/XX/XXXX made payment to prior servicer; requesting PMI be removed. Borrower hardship noted X/XX/XXXX due to illness; home repairs. Borrower stated X/XX/XXXX started new job X months ago; paying sons tuition. Self employed and business failed X-years ago. Borrower called to schedule payment online X/X/XXXX.

REASON FOR DEFAULT: Borrower illness. Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144224	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower confirmed Web payment was received. Loss Mit was last active X/XXXX when Mod was being processed.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as financial hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: Loan was prior active FC before modifying loan effective X/X/XXXX. Mod paperwork was completed X/XXXX and due to court delays during XXXX, FC was finally dismissed and closed X/X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and condition were not provided in comments.

433144588	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower inquired about NSF payment XX/XX/XXXX; stated husband hours cut. Borrower stated XX/XX/XXXX always ill and unable to work. Borrower called to make payment X/XX/XXXX; refused workout options. No recent contact with borrower; last contact X/XX/XXXX stating illness of borrower.

REASON FOR DEFAULT: Borrower illness.  Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X year, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144801	XXXX 24M PHCH	CURR	05/01/2021	03/27/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower returned a message and was advised needed updated contact information to send endorsed insurance check. The previous check was sent to the borrower's bankruptcy attorney but would have the check resent to the correct address. The loan has been in active chapter XX bankruptcy since XXXX and is now current. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being impacted by the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.XXX% for remaining term at $XXX.XX/mo. Term is XX years, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower filed a chapter XX bankruptcy in XXXX that was discharged in XXXX. Unable to determine the filing date. No further BK activity found.

PROPERTY: The property is owner occupied. The notes reflect an insurance claim due to wind/hail damage with a date of loss on X/X/XXXX. Claim check total was $X,XXX.XX. The claim was considered non-monitored and multiple attempts were noted to endorse and send the check to the borrower's bankruptcy and attorney. The most recent endorsed check was sent to the borrower on X/X/XXXX. The notes are not clear on the status of repairs.
433143524	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower informing the servicer of a payment that was mailed. The borrower incurred a reduction of income and was placed on a Repayment Plan that was continued in XX/XXXX and was successfully completed in XX/XXXX with the being current. Minimal contact with the borrower was notated.

REASON FOR DEFAULT: The reason for default was reduction of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X.XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No recent FC activity found

BANKRUPTCY: No current BK activity found

PROPERTY: No property issues found

433143912	XXXX 24M PHCH	CURR	05/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the authorized third party called in for assistance logging in to the website and asked why the payment increased. Was advised it was due to the escrow analysis. The notes indicate the borrower usually pays via the servicer's website. The authorized third party sent in a full reinstatement in XX/XXXX and the loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: The loan was in foreclosure prior to a full reinstatement being received in XX/XXXX. The foreclosure was dismissed at that time. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144941	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was rolling XX-XX throughout XXXX. RFD wife was unemployed, income curtailment, and he is retired on fixed income. In XX/XXXX borrower had surgery. Did repayment plan and by X/XXXX loan was current and has remained current.

REASON FOR DEFAULT:  Wife was unemployed, income curtailment

MODIFICATION: NON-HAMP dated XX/X/XXXX, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for remaining term, modified P&I $XXX.XX, maturity date not modified. No deferred amount.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Inspections show owner occupied. In X/XXXX borrower filed a claim for storm damage to the roof, date of loss was in X/XXXX. No comments or documentation to indicate the claim was monitored and amount of claim is unknown. Property inspection dated X/XX/XXXX shows no visible damage.
433144098	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 1	BORROWER CONTACT: Prior loan mods noted in XXXX and XXXX. No RFD provided in comments. Servicer has had limited contact with the borrower with last contact X/XX/XXXX regarding internet access for making payments. Loan was briefly delinquent in in the last XX months and is current and due for the X/X/XXXX payment.

REASON FOR DEFAULT:  N/A

MODIFICATION:  NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY:  Property is owner occupied with no issues noted.

433144426	XXXX 24M PHCH	CURR	07/01/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Account is in FC. XX/XXXX Loss mit docs are being submitted for a mod review. XX/XXXX Review is canceled due to incomplete docs. X/XXXX Borrower reinstates the account without assistance. After the reinstatement, fairly regular contact with borrower making payment arrangements is recorded. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: FC is active when the history starts in X/XXXX, reinstated X/X/XXXX.

BANKRUPTCY: X/X/XXXX Borrower files for BKXX. X/XX/XXXX Case is dismissed.

PROPERTY: No property issues found.

433143252	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower wants to apply for a mod, docs are submitted. X/XXXX A stip to mod is approved. X/XXXX Final mod is implemented. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX with an unspecified general inquiry being discussed.

REASON FOR DEFAULT: X/XXXX Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144708	XXXX 24M PHCH	CURR	03/17/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower stated in X/XXXX that RFD was due to property damage that cost her $X,XXX to fix and requested a X month repayment plan. A X month repayment plan was approved and set up in XX/XXXX; completed in X/XXXX. Borrower stated in X/XXXX that RFD was due to high electric bill and accepted another repayment plan for X payments; completed in X/XXXX. Last contact was in X/XXXX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Unexpected home repairs, high electric bill.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY:  Borrower stated in X/XXXX states that the well water lines into the house burst and caused leakage underneath the building. It does not appear that a claim was filed. repairs confirmed complete as of X/XXXX; cost of repairs $X,XXX.

433143935	XXXX 36M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal curtailment payment of $X.XX made in XX/XXXX.

BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: BKX filed in XXXX, discharged with reaffirmation in XXXX. Filing date not provided. No other BK activity noted.

PROPERTY: No property issues noted.

433144620	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Payment dispute noted on XX/XX/XXXX, but details of issue not noted. Three-month repayment plan approved in XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  Borrower had other bills in XX/XXXX. RFD per notes on XX/XX/XXXX, excessive obligations.

MODIFICATION: HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433143642	XXXX 24M PHCH	BK13	05/01/2021	02/05/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Mod effective XXXXwas not booked until XXXXdue to delay in BK court approval. Borrower continued to make timely payments throughout delay and has remained paid ahead since reconciliation was completed, no contact since X/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed XXXX , arrearage cured by modification was approved by court XXXX .

PROPERTY: Property is owner occupied. No property issues noted.

433143962	XXXX 36M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Prior servicer approved a trial mod plan to start in X/XXXX; loan transferred servicing in X/XXXX. Borrower completed the trial plan, and a modification was completed in XX/XXXX. Borrower called about an escrow shortage in XX/XXXX, and requested a spread over XX months; borrower chose to pay the shortage in full, and the shortage was removed in X/XXXX. Borrower changed the mailing address in X/XXXX, and requested a billing statement in X/XXXX. No other contact with borrower.

REASON FOR DEFAULT: Spouse passed away, which reduced household income

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433143834	XXXX 36M PHCH	CURR	04/25/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower's granddaughter tried to enroll in auto-draft payments in X/XXXX; servicer sent an ACH application. An unauthorized third party notified servicer of borrower death back in XXXX. The party was the estate administrator and borrower's granddaughter; servicer advised the party to submit documents to receive account authorization. The third party submitted documents in X/XXXX, and wanted to change the name on the account to her name in X/XXXX; servicer advised the third party to refinance in X/XXXX. No further contact.

REASON FOR DEFAULT: Borrower death

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
433143798	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was going to file paperwork for XXXX deferral in X/XXXX, but borrower decided not interested. Last contact was X/X/XXXX, making promise to pay that was kept. Loan has been modified at least three times.

REASON FOR DEFAULT: First contact with the borrower was X/X/XXXX, RFD was illness.  X/X/XXXX, borrower's hours had been reduced due to XXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao  $XXX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144402	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Missing pay history from X/XXXX through X/XXXX.

BORROWER CONTACT:  No loss mit offered.  Last contact X/X/XXXX borrower called in to confirm servicer received payment made via automated system, servicer advised yes.

REASON FOR DEFAULT: NA

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143597	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to advise lost work due to a natural disaster but would be making three payments to bring the loan current. Didn't have bank info on the call, but the payment history shows the payment was paid as promised. The loan has been current since that time and no further contact with the borrower. The borrower is cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to income reduction. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years and X months, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143924	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower pays through the automated IVR system. Only contact was in X/XXXX when borrower requested a copy of the insurance declaration page through the website.

REASON FOR DEFAULT: Not provided

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted. Borrower executed modification several months after the effective date; unable to determine why.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433143863	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated he sends in $XXXX cashiers check for XX months for escrow, advised of recent escrow analysis and payment change, borrower stated he was unaware of change and that he would send funds on XX/XX/XXXX.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XX/XXXX.

433144778	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive to servicer collection efforts but advised door knock agent that he would make payment. Borrower reinstated X payments XXXX , defaulted immediately. Account remains current since reinstatement of X payments XXXX XXXX. Hardship is unknown, no phone contact noted in the last X years.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Referred to foreclosure XXXX , title is clear, file closed prior to first legal.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145330	XXXX 24M PHCH	BK13	05/01/2021	02/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer is monitoring performing BK plan with no collection activity or borrower contact in the last X years except for X/XX/XXXX payoff quote request, no hardship noted. Account has been contractually current since XXXX XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance. Mod indicates a balloon payment of $XXXXX.XX is due at maturity.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed XXXX , XX-month plan confirmed XXXX , debtor makes ongoing payments.

PROPERTY: Property is owner occupied. No property issues noted.

433145334	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: No CH provided from XX/XX/XXXX to XX/XX/XXXX. Mod from prior servicer noted as of XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated she sent payment to incorrect mailing address and already resent check and would follow up on payment. Borrower requested late fee be waived.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.XXX%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: BkXX filed in XXXX, discharged in XXXX. Exact filing date not provided. No other BK activity noted.

PROPERTY: No property issues noted.

433144447	XXXX 36M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to inquire why the insurance claim was closed and was advised due to claim was non-monitored and the check was endorsed and sent. No further contact with the borrower and the loan has remained current. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect an insurance claim was filed due to storm damage. The notes do not show a date of loss but the borrower began calling about the claim in X/XXXX. A claim check totaling $XX,XXX.XX was received on X/XX/XXXX. The claim was considered non-monitored and the check was endorsed and released that same day. The claim was closed and unable to confirm if repairs have been completed.
433144214	XXXX 36M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. XX Payments post to the account X/XXXX.

BORROWER CONTACT: Borrower reinstates the account in X/XXXX without assistance. No RFD is given.  No loss mit activity noted. The only recent contact recorded was on X/XX/XXXX with the escrow account being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: File was referred to FC in X/XXXX, reinstated in X/XXXX..

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144783	XXXX 24M PHCH	CURR	03/19/2021	02/27/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/X/XXXX due to excessive obligations; car repairs and make verbal payment arrangements to bring current by May. Borrower called X/XX/XXXX to stop payment. Borrower illness noted X/XX/XXXX. X-month repayment plan offered X/XX/XXXX; borrower stated waiting on XXXk to reinstate. Borrower called X/XX/XXXX to make partial payment. Borrower stated X/XX/XXXX back to work; mother now living with him. Borrower stated X/X/XXXX had family illness. Borrower requested assistance X/XX/XXXX due to loss of income/XXXX. Repayment plan offered X/XX/XXXX. Borrower stated X/XX/XXXX back to work. Plan confirmed kept XX/X/XXXX. Last contact XX/XX/XXXX to make payment.

REASON FOR DEFAULT: Excessive obligations.  Borrower illness.

MODIFICATION: STEP NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144967	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Servicer sent a preapproved MOD to borrower in XX/XXXX, borrower completed the trial STIP plan and loan was modified in X/XXXX.  Servicer notes title company called in X/XX/XXXX following up on payoff request, servicer advised that they need correct authorization to speak with Xrd party, unknown if received. Borrower called in X/X/XXXX and discussed escrow account and increase in payment servicer went over details.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144003	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer granted a XX-month repay plan in X/XXXX. Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower then made monthly phone payments until reinstatement in XX/XXXX. Borrower asked about a disbursement for a water bill in X/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP ARM, first pay due X/X/XXXX, modified balance $X,XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433144841	XXXX 24M PHCH	CURR	03/11/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower is deceased prior to XXXX XXXX. Hardship in XXXX XXXX due to loss of work after an accident, then expenses for care of family member. Borrower completed a X-month repay plan to cure arrears in XXXXwith little ongoing contact until advising X/XX/XXXX that her income has been reduced by XX% since XXXXdue to XXXX. No application for assistance was submitted, last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at initial rate of X% for X years, modified IO payment of $XXX.XX and then amortizing at X.XX% through maturity, matures X/XX/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145037	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the total amount due. The borrower appears to be cooperative. No further contact with the borrower and the loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligation and repairs. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143571	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX inquiring about late fees. Borrower has been offered loss mitigation on multiple occasions, but has declined. Borrower has only requested the waiver of late fees on multiple occasions. Last contact with the borrower was XX/X/XXXX inquiring about refinance. Loan has been modified at least twice.

REASON FOR DEFAULT: XX/X/XXXX RFD was care costs for his Mom.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at XX% for X.XXX years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144141	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Appears loan was in active loss mit at start of contact history pending completion of trial payments, final mod docs sent as of XX/XX/XXXX, signed mod docs received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower advised of payment in XXXX was applied to escrow, and advised of shortage and increase in insurance premium.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: Appears loan was in active FC at start of contact history and on hold for loss mit, FC contested, FC closed as of XX/XX/XXXX with completion of mod, Motion to dismiss FC filed and granted as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144899	XXXX 24M PHCH	CURR	05/01/2021	03/08/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Loan was delinquent when history began in XXXX. RFD due to death of the borrower. Unauthorized Xrd party (spouse) called in on X/XXXX requesting a short sale and was advised to send in authorization. Property noted as listed for sale in XXXX for $XXXK. Xrd party requested to become the successor in interest, also requested a mod in X/XXXX; repayment plan was also discussed but Xrd party was not able to cover a X month payment plan or down payment. SII confirmation approval was received from the legal department in X/XXXX. Mod was denied in X/XXXX due to insufficient income. Xrd party (grandmother) stated on X/XX/XX that her granddaughter would maybe pursue a reinstatement and will later refinance to payoff the loan. X payments were applied on X/XX/XX bringing the loan current. Last contact was on XX/XX/XX, Xrd party called in for tax inquiry.

REASON FOR DEFAULT: Borrower death and curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan appears to be a discharged BKX, no details provided.

PROPERTY: No property issues found.

433143905	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower letting the servicer know they are keeping the same insurance. The last reason for default was XX/XXXX due to curtailment of income. There is minimal contact with the borrower as they have paid as agreed for the last XX months.

REASON FOR DEFAULT: The reason for default curtailment of income.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: There were no property issues found

433143144	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	Yes	XXXX	XXXX	OR	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Borrower has made principal curtailment payments on a monthly basis.

BORROWER CONTACT: Comment on X/X/XXXX states that homeowner is surviving spouse, would appear borrower is deceased.  No other contact showing.

REASON FOR DEFAULT: No RFD, current loan.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX.  No deferred balance. Maturity date not specified.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143835	XXXX 24M PHCH	CURR	04/05/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer notes X/XX/XXXX borrower completed Stip to Mod. Mod workout approved X/XX/XXXX which was booked X/X/XXXX. Borrower inquired about property taxes being paid XX/XX/XXXX. Death of borrower noted XX/XX/XXXX. Last contact X/XX/XXXX regarding insurance claim.

REASON FOR DEFAULT: Borrower death.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  FC action closed billed after Mod workout booked X/X/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Loss draft claim noted X/XX/XXXX. Details of claim not provided. Xrd party stated X/X/XXXX paid contractor in full. Additional claim noted for $XX,XXX.XX issued XX/XX/XXXX. As of X/XX/XXXX awaiting inspection to release funds. Notes also mention roof inspection is needed and inspections after XXXX .
433144292	XXXX 36M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date advanced without payment in XX/XXXX due to mod.

BORROWER CONTACT: No CH prior to XX/XXXX. Appears loan was in active loss mit with in flight trial mod from prior Servicer in XX/XXXX, final mod documents sent to authorized third party as of XX/XX/XXXX, signed mod documents received from authorized third party as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Full reinstatement funds received as of XX/XX/XXXX. Mod issue noted in XX/XXXX, no details provided regarding issue, noted as resolved as of XX/XX/XXXX. Borrower noted as deceased in XX/XXXX, confirmed Successor in Interest noted on XX/XX/XXXX. No other loss mit issues noted. Last contact on XX/XX/XXXX, Successor in Interest was provided with number for Lender placed claims, call disconnected while being transferred, no other details provided.

REASON FOR DEFAULT: Death of borrower.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. Motion to dismiss FC filed and granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX. DOL XX/XX/XXXX, COL wind damage to roof, currently pending insurance estimate and claim check as of XX/XX/XXXX, no repairs have started. No other property issues noted.
433145111	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Recent contact has been limited to payment arrangements. No loss mit activity noted. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX House repairs and servicing transfer.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XXXX Borrower reports the RFD is house repairs. No specifics are provided. No notes found indicating if/when all repairs were completed.
433144191	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/X/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the account status and requested help registering on the website. The borrower appears to be cooperative. The borrower was also in contact with the servicer about a possible insurance claim in X/XXXX. No further contact with the borrower noted and the loan has remained current. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The borrower began calling on X/X/XXXX indicating property damaged due to wildfires and needed to file an insurance claim. Said they were displaced. The claim was filed as of X/XXXX but notes do not mention loss amount or payments. The notes indicate that a claim would be non-monitored due to the current loan status. The claim tracking was closed on X/XX/XXXX due to no further contact from the borrower. Unclear if damage still exists or if repairs have been made.
433143974	XXXX 36M PHCH	CURR	05/01/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to verify a status but the notes are not clear as to what the borrower wanted to verify. No contact with the borrower since that time and the loan has remained current. A modification was completed effective in X/XXXX. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $X,XXX.XX/mo, then X.X% for X year at $X,XXX.XX/mo, then X.X% for X year at $X,XXX.XX/mo, then X.XX% for remaining term at $X,XXX.XX/mo. Term is XX years, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144878	XXXX 24M PHCH	CURR	05/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, authorizing wife. XX/XX/XXXX borrower stated had other bills to pay and promised payment that was kept.

REASON FOR DEFAULT: Only RFD was on XX/XX/XXXX stated had to pay other bills.

MODIFICATION: No evidence of loan being modified.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145280	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative. No further contact with the borrower and the loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower unemployment. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145144	XXXX 24M PHCH	CURR	04/25/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Payments are being made under a stip agreement. X/XXXX A final mod is completed. Since the mod, the account has been kept current with no significant activity noted. The most recent contact was on X/X/XXXX with hazard insurance premium being discussed.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX at a fixed X.XX%, modified P&I $XXX, matures X/XX/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144858	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower remains current post-discharge with no ongoing collection activity, no hardship is noted. Last contact X/X/XXXX for phone payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness. Additional rate change not captured in table: Step X rate X% with P&I $XXX.XX starting X/X/XXXX through maturity.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, modification approved XXXX XXXX, and case was discharged XXXX .

PROPERTY: Property is owner occupied. Loss draft iao $XXXX received XXXX  XXXX for wind damage DOL XXXX , funds were released immediately and claim is non-monitored. Borrower advised XXXX XXXX that roofers found additional damage, no further updates are noted.

433143669	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower received a prior HAMP loan mod in XXXX. He struggled to maintain current payments in XXXX due to income curtailment. Loan was brought current X/XXXX and has been paid as agreed since that time. Servicer has had limited contact with the borrower with last contact X/XX/XXXX regarding payment.

REASON FOR DEFAULT: N/A

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX is not eligible for forgiveness and is a balloon due at maturity.  Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X.XX% with P&I XXXX.XX beginning X/X/XXXX until maturity.

FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY:  Property is owner occupied with no issues noted.

433143815	XXXX 36M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Variances in P&I due to varying amounts of principal curtailment payments.

BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to schedule a payment, was advised it must be made by XX/XX/XXXX to avoid negative reporting and that it would be drafted in X-X business days, borrower stated he would make payment online.

REASON FOR DEFAULT: Financial hardship and catching up on excessive bills

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143825	XXXX 36M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Borrower accepted a X-month trial plan May XXXX; financials are not noted. Trial was paid timely and account is performing post-mod with no further borrower contact since XX/XX/XXXX confirmation of mod completion.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143369	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Account is being skip-traced. X/XXXX A mod application is received. X/XXXX A stip to mod is approved. X/XXXX A final mod is completed. Borrower has not been responsive. The most recent contact was on X/XX/XXXX with mod docs being discussed.

REASON FOR DEFAULT: XX/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX. X/XXXX FC is being contested. Reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143940	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: BKXX filed in XXXX, exact filing date not provided, discharged as of XX/XX/XXXX. No other BK activity noted.

PROPERTY: No property issues noted.

433143797	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower was considering listing the property in X/XXXX, but didn't provide a RFD. Borrower disputed the delinquency on the account in X/XXXX; servicer mailed a pay history. Borrower expressed interest in a repay plan, but servicer didn't complete a formal loss mit review to see if borrower qualified for a plan. Servicer sent an NOI in X/XXXX, and borrower made a lump sum payment but didn't reinstate the account. Borrower hired an attorney and claimed incorrectly payment application in X/XXXX. servicer provided a written response that payments were applied correctly. In XX/XXXX, funds in suspense were combined with funds sent by borrower to reinstate the account. Borrower has since remained current. Borrower's attorney made an online payment in X/XXXX, which borrower confirmed. No further contact.

REASON FOR DEFAULT: Payment dispute

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145114	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX

BORROWER CONTACT:  Borrower asked about a refinance in X/XXXX, but servicer didn't offer that option. Borrower applied for mod assistance in X/XXXX and authorized his daughter on the account. Servicer approved a X-month trial mod plan to start in XX/XXXX. Modification was completed in X/XXXX. Borrower has since remained current. Loan transferred to current servicing in X/XXXX; no contact with current servicer.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modification includes a balloon payment of $X.XX due at maturity.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143817	XXXX 36M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified X/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/XX/XXXX.  Limited contact noted with borrower.  Servicer notes X/XX/XXXX Mod workout booked.  Borrower called to schedule payment X/XX/XXXX.  Borrower called X/XX/XXXX to confirm escrow.  No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144484	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: FC is active when the history starts in X/XXXX. X/XXXX Borrower reinstates the account without assistance. Since the reinstatement no significant activity was noted. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: Missing. No mod agreement found in loan file.

FORECLOSURE: Account is in FC when the history starts in X/XXXX. X/XXXX FC is being contested. X/XXXX Account is reinstated.

BANKRUPTCY: Borrower filed BKXX in XXXX exact date unknown. Unknown when dismissed/discharged. Modification could have been part of the BK, orders approving loss mitigation found in file, but no BK docs found that state any modified terms.

PROPERTY: X/XXXX A monitored insurance claim is open on the account (no details provided regarding claim details or amounts). X/XXXX Notes reference a XXX% inspection. Docs in file show XXXX  Irma damage, date of loss X/XX/XXXX, claim paid $XX,XXX. Inspection results and photos from X/X/XXXX show repairs XXX% complete.

433144913	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower and discussed the account, but the borrower couldn't hear towards the end of the call. A payment was made three days later and the account has remained current since that time. The borrower appears to be cooperative during noted conversations. The account is current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations and medical bills due to illness. Unclear if hardship is continuing.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143179	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last X years except for XXXX XXXX , delinquency due to online payment failure. Borrower advised there is no hardship and has remained current with occasional contact, last account inquiry X/XX/XXXX.

REASON FOR DEFAULT: Payment processing error

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, maturity not specified, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143854	XXXX 36M PHCH	CURR	05/01/2021	02/26/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified X/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower.  Xrd party called to make payment X/XX/XXXX. Borrower paying as agreed.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is non owner-occupied.  No property damage noted.

433144244	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date was rolled forward in X/XXXX.

BORROWER CONTACT: Contact history starts in X/XXXX. Fairly regular contact is recorded with borrower making payments. No other significant activity was noted. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $X,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the account was previously discharged from BK (no details provided).

PROPERTY: No property issues found.

433144626	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	BORROWER CONTACT: Recent contact with borrower has been limited to payment arrangements and occasional RFDs. X/XXXX Borrower calls in to reinstate the account without assistance. No loss mit activity noted. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Tenants are not paying. XX/XXXX Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X.XX% for X years, modified P&I $X,XXX, matures XX/X/XXXX. $XXX,XXX of the modified UPB has been deferred. $XX,XXX of the deferred amount is eligible for permanent forgiveness on the first, second, and third anniversary of X/X/XXXX in equal one-third portions provided the borrower is in good standing

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144094	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: When comments start in X/XXXX prior servicer had borrower active in a trial FB plan, details of plan not noted. Loan modified in X/XXXX. Servicer on X/XX/XXXX indicates they attempted to record the MOD but county rejected due to verbiage on signature line, appears servicer advised the Xrd party of issue on X/XX/XXXX. Unknown if corrected.

REASON FOR DEFAULT: Death of borrower

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: Starting on X/XX/XXXX comments indicate there was and active FC with first legal filed X/XX/XXXX.  FC closed X/XX/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

LITIGATION: Comments indicate there was active litigation, answer filed X/XX/XXXX.  Unable to determine full details of litigation.  Litigation canceled X/XX/XXXX.

433145065	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: No CH provided between XX/XX/XXXX and XX/XX/XXXX. Mod from prior Servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower called to authorize wife, set up ACH and make a payment.

REASON FOR DEFAULT: Thought wife made payment.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144664	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Repayment plan approved in XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, medical issues. RFD per notes on XX/XX/XXXX, both borrowers were unemployed but one of the borrower just back to work as of XX/XX/XXXX.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XXat X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X. Step X: rate of X.XXX% change date XX/XX/XXXX, P&I of $XXXX.XX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

433145022	XXXX 36M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX

BORROWER CONTACT:  Borrower had sporadic contact in XXXX when she would make a phone payment, and was interested in refinancing in X/XXXX. Last contact with prior servicer was in XX/XXXX. No requests for payment assistance. Borrower made a phone payment in X/XXXX, and a third party asked about an escrow shortage in X/XXXX. Borrower authorized the third party in X/XXXX, and verified the UPB in X/XXXX. Last contact was in XX/XXXX when borrower requested a payoff statement.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433144427	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact since post-mod welcome call X/X/XXXX.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX was on hold for a title issue and loss mitigation, dismissed after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

TITLE ISSUES: Unspecified title issue requires grantors signature on a corrective deed of trust as of XXXX , no final resolution is noted.

433143581	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted X/X/XXXX due to borrower illness; in hospital for a week. Borrower stated X/XX/XXXX husband laid off. Borrower stated XX/X/XXXX had reduction in income; stated unable to make payment this month. Repayment plan offered XX/X/XXXX; stated got a new job. No recent contact noted with borrower.

REASON FOR DEFAULT: Borrower illness.  Borrower unemployment.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX. $XX,XXX,XX permanently forgiven at time of agreement.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433145285	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on XX/XX/XXXX called and promised to bring loan current as the sold another property. Servicer received reinstatement funds in XX/XXXX covering the X/XXXX through XX/XXXX payments. No loss mit has been offered.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433145222	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  No contact with prior servicer. Loan transferred servicing in XX/XXXX; welcome call completed. No further contact. Borrower began making payments through the website in X/XXXX.

REASON FOR DEFAULT: Not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX, details were not provided

PROPERTY: Owner occupied
433143251	XXXX 36M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: X/XXXX Borrower calls in to correct a borrower's name on the account. The only other contact recorded was on XX/X/XXXX, the borrower calls in to check on the status of a payment. No loss mit activity noted.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143791	XXXX 24M PHCH	CURR	04/10/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Per notes on XX/XX/XXXX, contractual payments from XX/XX/XXXX to XX/XX/XXXX reversed, and then the due date rolled back to XX/XX/XXXX per notes on XX/XX/XXXX. Servicer advised the borrower on XX/XX/XXXX that the executed modification was not yet received. Credit bureau received on XX/XX/XXXX, servicer notes that credit reporting is correct and sent a letter to the borrower. Last contact on XX/XX/XXXX, borrower wants to refinance. Servicer advised that they do not refinance loans and to contact a third party.

REASON FOR DEFAULT: RFD as of X/XX/XXXX; financial hardship. Details not noted.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: Comments start in XX/XXXX with loan in FC status.  Closed and billed in XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.  Owner occupied per notes on XX/XX/XXXX.

433144496	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date advance in XX/XXXX due to mod. Principal curtailment payment of $XXX.XX made in XX/XXXX.

BORROWER CONTACT: No CH prior to XX/XXXX. Appears loan was in active loss mit at start of contact history, borrower approved for in flight trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower advised of total amount due, borrower made payment.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, Complaint filed on XX/XX/XXXX, FC placed on hold for loss mit by prior Servicer as of XX/XX/XXXX, hold continued as of XX/XX/XXXX by current Servicer, FC closed as of XX/XX/XXXX with completion of mod. Motion to dismiss FC filed on XX/XX/XXXX, granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144995	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request an inspection on completed repairs. The borrower has been working on an insurance claim and repairs due to wind/hail damage. The borrower appears to be cooperative. The loan was modified in XX/XXXX. The borrower contested the foreclosure action and the modification settled the litigation and the borrower has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years and X months, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure and was being contested prior to a modification completed in XX/XXXX. The loan has remained current since that time and no further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect an insurance claim filed with a date of loss on X/XX/XXXX due to wind/hail damage. Claim checks totaling $XX,XXX.XX were received on X/XX/XXXX and an additional $X,XXX.XX received on XX/XX/XXXX. The claim was considered monitored and the noted reflect the final claim check was endorsed and sent on X/XX/XXXX. No further indication of existing damage or ongoing repairs.
433143272	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a phone payment. Loss Mit was last offered XX/XXXX.

REASON FOR DEFAULT: RFD was noted on X/XX/XXXX as curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XXX months, modified P&I $XXX, maturity date was not provided. No Deferred balance. There was $XXX,XXX.XX in debt permanently forgiven at time of modification.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.

433143329	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask about a check she received and was advised it was an escrow overage check. No further contact with the borrower despite noted attempts. The notes indicate the borrower usually pays via the servicer's website. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143509	XXXX 24M PHCH	CURR	05/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in and verified information, but no further notes were entered regarding the conversation. The borrower appears to be cooperative during noted conversations. The loan has been current with consistent on-time payments. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income and unemployment. No recent indication of ongoing hardship.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.XX% for remaining term at $X,XXX.XX/mo. Term is XX years, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of existing damage or ongoing repairs.
433144564	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	BORROWER CONTACT: Contact with borrower has been minimal and limited to payment arrangements and RFDs. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Illness of family member.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.X%, modified P&I $XXX, matures XX/X/XXXX. $XX,XXX of the modified UPB has been deferred. $XX,XXX of the deferred amount is eligible for permanent forgiveness on the first, second, and third anniversary of XX/X/XXXX in equal one-third portions provided the borrower is in good standing

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145309	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	Yes	XXXX	XXXX	WI	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower is working with loss mit, account is under review for a mod, no RFD is given. X/XXXX Mod is completed after a trial period. XX/XXXX Death certificate is received for one of the borrowers. No recent significant activity was noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.X%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $X,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143222	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive throughout XXXX delinquency. Non-obligated spouse advised XXXXthat she was hospitalized and started a loss mit application. Mod denied XXXXfor unknown reason. Reinstatement of XX payments was paid XXXXfrom XXXK funds and account remains current with no contact since X/X/XXXX.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, maturity not specified in agreement, $X deferred balance.

FORECLOSURE: Referred to foreclosure XXXX XXXX, complaint filed in May, service completed XXXX , case dismissed XXXXprior to judgment entry.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

TITLE ISSUES: FC preliminary title shows unreleased prior lien is of record, servicer intended to cure through foreclosure action which was later dismissed. Servicer notes do not say if lien was released or indemnification obtained. Current title report does not reflect this item.

433143554	XXXX 24M PHCH	BK13	05/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower received a prior loan mod in XXXX. Prior CHXX BK discharged in XXXX and active CHXX BK filed in XXXX. Servicer has had limited contact with the borrower due to the BK with last contact XX/X/XXXX regarding payment history. Loan is contractually due for the X/X/XXXX payment.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires XX/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Active CHXX BK filed in XXXX.  Prior CHXX BK discharged in XXXX.

PROPERTY: Property is owner occupied with no issues noted.
433143721	XXXX 36M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan was modified X/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments.  Borrower noted to be on Stip to Mod at start of history.  Mod agreement sent X/XX/XXXX which was booked X/XX/XXXX.  Borrower inquired X/XX/XXXX why payment had not yet posted.  Borrower called to make payment X/XX/XXXX. Borrower confirmed payment made XX/XX/XXXX.  No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433145178	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and agreed to make a payment via the IVR. XXXX assistance was offered but declined. The borrower appears to be cooperative. A two month deferral was completed in XX/XXXX to bring the account current. The loan has remained current throughout the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being out of work because of the XXXX-XX XXXX . The borrower has been offered XXXX relief options but has declined. Unclear if hardship is continuing.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144162	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower on repayment plan when comments start. Unable to determine terms. First contact with the borrower was X/XX/XXXX, asking for status of repayment plan, which servicer advised had one more payment due X/X/XXXX. Contact other than the insurance claim in X/XXXX has been the borrower making payments.

REASON FOR DEFAULT: RFD on X/XX/XXXX, borrower was in the hospital.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: Loan was in foreclosure, unable to determine stage.   It was dismissed when the modification was completed.

BANKRUPTCY: No evidence of BK.

PROPERTY: X/XX/XXXX borrower called, wanting to file insurance claim for wind and water damage. Claim was denied, due to lack of maintenance and design defect, with carrier noting there was no roof damage from a storm. Denial docs indicate mold present in laundry and bedroom, with damage to carpet and flooring.
433143818	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Borrower reinstated May XXXX, no hardship or financials noted. Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied per seller data. No property issues noted.

433143295	XXXX 24M PHCH	CURR	05/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower was unresponsive throughout rolling XX-day delinquency in XXXX, no hardship provided. Account remains current since cured XXXXwith little contact. XXXX assistance was requested XXXX XXXX due to work impact, but timely payments continued with no further contact except for XXXX XXXX escrow inquiry.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I XXX.XX$, maturity not specified, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143615	XXXX 24M PHCH	CURR	04/25/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to discuss methods of making a payment. Discussed ACH but the customer disconnected the call before they could discuss the amount due. No further contact with the borrower was noted in the contact history and the borrower has not been responsive to attempts made since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of existing damage or ongoing repairs.
433144679	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact. Borrower makes payments online and servicer hasn't attempted to contact borrower since X/XXXX.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for X years, modified P&I $XXX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX is not eligible for forgiveness and is due upon maturity date.  Loan was previously modified X/XX/XXXX, X/XX/XXXX and X/X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.

433144384	XXXX 36M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. XX Payments post to the account in X/XXXX.

BORROWER CONTACT: After being referred to FC in XX/XXXX the borrower reinstates the account without assistance. Since the reinstatement, the account has been kept current. Borrower has not been very responsive and no recent loss mit activity is noted. The most recent contact was on X/XX/XXXX with force placed insurance being discussed.

REASON FOR DEFAULT: XX/XXXX Account balance dispute and prior servicer “stole” all their money.

MODIFICATION: N/A

FORECLOSURE: File is referred to FC on  XX/X/XXXX, reinstated X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145261	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: No CH provided from XX/XXXX to XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, no loss mit related to XXXX-XX noted. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of total amount due, borrower requested to make payment.

REASON FOR DEFAULT: Excessive obligations, and reduced hours due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXK at X%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143806	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Payment count may be inaccurate - It appears payments had been reversed prior to X/XXXX, related to the mod, with funds moved to suspense and then reapplied in X/XXXX from suspense funds. Comments are not complete in X/XXXX.

BORROWER CONTACT:  Loan has been current for XX months. Only contact with borrower has been administrative.

REASON FOR DEFAULT:  N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred amount of $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity in comments but borrower filed BKXX in XXXX (dismissed in XXXX) and found email in file stating there was a discharged BKX from around XXXX/XXXX but found no BK docs to confirm this.

PROPERTY:  Occupancy is unknown

433144278	XXXX 36M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Due date was rolled forward in X/XXXX

BORROWER CONTACT: X/XXXX A stip to mod is set up. X/XXXX The mod is completed, no RFD is given. Since the mod, the account has been kept current with no further significant activity. X/XX/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account was referred to FC in X/XXXX. X/XXXX Notes reference contested matters. Account is reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144424	XXXX 36M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Modification boarded X/XXXX rolling due date from XX/X/XXXX to X/X/XXXX.

BORROWER CONTACT:  X/XX/XXXX stip plan for X months with payments of $X,XXX.XX starting XX/X/XXXX, no down payment.    Borrower has paid on a monthly basis since modification.   X/XX/XXXX borrower called about the payments being applied incorrectly at time of modification.  No contact with the borrower after X/XX/XXXX other than making payments.

REASON FOR DEFAULT: No RFD provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.

FORECLOSURE: Foreclosure action was filed XX/XX/XXXX.   Foreclosure was cancelled when modification was boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145283	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in due to problems with making a payment on the website and agreed to a payment over the phone. The borrower appears to be cooperative. The loan was fully reinstated in X/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations and issues with renters. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of existing damage or ongoing repairs.
433143627	XXXX 36M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSF in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone to replace a previously reversed check. The borrower appears to be cooperative. The notes reflect two credit reporting disputes received via e-oscar in X/XXXX and X/XXXX but no needed corrections were made. The loan ws modified in XX/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to unemployment. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years and X months, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is unknown. No indication of existing damage or ongoing repairs.
433144627	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower only had contact with servicer during phone payments. NSF payment in XX/XXXX. Servicer approved a X-month repay plan in X/XXXX, but borrower made a double payment that month to reinstate the account. Contact has since been infrequent. Borrower made a phone payment in XX/XXXX; no further contact.

REASON FOR DEFAULT: Home (roof) repairs from storm damage (no mention of an insurance claim), borrower illness, reduced income

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX of which XXX% is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. XXXX notes show borrower had to repair damage to roof and home from a storm. There is no mention of an insurance claim or if repairs are complete.
433143866	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct contact noted with borrower. Borrower unresponsive to collection attempts.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property occupancy is unknown. No property damage noted.
433145030	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower stated he sent his prior payment to the prior servicer per notes on XX/XX/XXXX; issue resolved in XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes in XX/XXXX, borrower stated he did not know that the loan transferred.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144372	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower confirmed approval of HHF funds in X/XXXX sent in X/XXXX; servicer was not able to verify until X/XXXX. Borrower was to make the T&I payment, and HHF funds paid for P&I. All HHF funds were applied by XX/XXXX. Borrower requested a phone payment fee waiver in X/XXXX, and requested assistance logging into the website in X/XXXX. No contact again until borrower asked about XXXX assistance options in X/XXXX, but didn't submit an application for assistance. Borrower made phone payments over the next few months. Last contact was during a phone payment in X/XXXX. Subsequent payments were made through the website, or through the IVR system.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Borrower executed the modification five months after the modified first payment due date.

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX, details were not provided

PROPERTY: Owner occupied
433144501	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Borrower pays at the end of the grace period. Modification boarded in X/XXXX rolling due date from X/X/XXXX to X/X/XXXX

BORROWER CONTACT:  X/XX/XXXX issue with servicing transfer and posting of payment, which was resolved.   X/XX/XXXX borrower called and stated he is going through a divorce and can not afford the property.   Considering selling it.   No further contact with the borrower and has continued to make payments.  Loan has been modified at least X times.

REASON FOR DEFAULT: Divorce.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.  Modification signed after the first due date.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: XX/XX/XXXX insurance loss in the amount of $XX,XXX.XX.  XX/XX/XXXX comments state repair bid received in the amount of $XX,XXX.XX, date of loss was X/X/XXXX.  X/XX/XXXX borrower called stating all work was completed.   No inspection completed as loss draft less than $XX,XXX.XX.

433144888	XXXX 24M PHCH	CURR	04/17/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower made a phone payment in X/XXXX and requested an escrow analysis. Servicer offered a repay plan in XX/XXXX after co-borrower reported a hardship, which co-borrower accepted. Co-borrower had monthly contact with servicer during the plan, which was closed in X/XXXX. Co-borrower updated financials in X/XXXX, and was waiting for stimulus funds to make a payment. Co-borrower has continued to make monthly phone payments; last contact was the phone payment in X/XXXX.

REASON FOR DEFAULT: Borrower is deceased. Home was broken into, co-borrower had to pay for repairs as LPI didn't cover the repairs; excessive obligations and car repairs

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144408	XXXX 24M PHCH	BK13	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Prior CHX BK filed in XXXX and active CHXX BK filed in XXXX. Borrower received a prior HAMP loan mod in XXXX and a BK mod in XXXX. No RFD provided in comments. Servicer has had limited contact with the borrower due to the BK with last contact XX/X/XXXX regarding escrow payment increase. Loan has been paid as agreed since the XXXX modification and is current.

REASON FOR DEFAULT:  Unknown

MODIFICATION: BK MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY: Active CHXX BK filed in XXXX.  Unable to verify filing date, POC amount or plan length.  Prior CHX BK filed in XXXX.

PROPERTY: Property is owner occupied with no issues noted.
433144945	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: No CH provided prior to XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower notified of payment due and of option to register for online account and set up ACH and E-bill for account.

REASON FOR DEFAULT: Borrower unemployment and funds unavailable.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143211	XXXX 24M PHCH	CURR	04/01/2021	02/27/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: First contact with borrower in early XXXX working with servicer to get loan current which they did. Borrower struggled with payments in XXXX, but stayed in contact with servicer and kept promises.

REASON FOR DEFAULT:  Borrower has never provided and RFD.  Last contact with borrower was XX/XX/XXXX requesting statement.

MODIFICATION: STEP MODIFICATION, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX, due at maturity.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144601	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Account was chronic XX+ delinquent throughout XXXX with little borrower contact. Hardship due to excessive obligations, borrower declined loss mitigation and used stimulus check to reinstate XXXX XXXX. Loan is current last XX months, last contact XX/X/XXXX insurance claim inquiry.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Loss draft proceeds iao $XXXX from DOL XXXX XXXX wind damage were released XXXX , claim not monitored.

433145163	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked servicer about documentation needed to release the insurance funds in X/XXXX, and also applied for mod assistance. Servicer approved a X-month trial mod plan. Modification was completed in XX/XXXX. Borrower has since remained current. No further contact.

REASON FOR DEFAULT: Borrower unemployment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Funds iao $XX,XXX were transferred to restricted escrow from the prior servicer in X/XXXX, for wind/hail damage on DOL X/XX/XXXX. repairs were verified completed, and all remaining funds were disbursed in X/XXXX.
433143456	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Co-borrower stated on X/XX/XX that they pay the last day of the month. Repayment plan was approved for X payments on X/X/XX; co-borrower stated RFD was due to job change (husband). Repayment plan was completed on X/XX/XX. Last contact was on X/XX/XX, borrower called to make a payment, also wanted to know if the XXXXuary payment was reported to the credit bureau and was advised that the loan was not yet XX days delinquent and that was the last day to make a payment to avoid the negative reporting. Loan is current.

REASON FOR DEFAULT: Job change.

MODIFICATION: Missing mod dated X/X/XXXX. No Note copy found in loan file to confirm original terms.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Borrower filed BKXX in XXXX, discharged X/XX/XXXX.

PROPERTY: No property issues found.

433143141	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower confirmed payment was mailed in X/XXXX, and gave a promise to pay in X/XXXX. Borrower made sporadic phone payments every few months, and mentioned a hardship in XX/XXXX. Servicer offered a repay plan, which borrower accepted. Loan reinstated in X/XXXX. Borrower verified payment receipt in X/XXXX, and confirmed payment had been mailed in X/XXXX. Last contact was a phone payment in XX/XXXX. Subsequent payments were made through the website.

REASON FOR DEFAULT: Borrower unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144416	XXXX 36M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone and provided authorization to speak to the borrower's aunt. The borrower appears to be cooperative during noted conversations. The loan has remained current since that time. The loan was modified in X/XXXX. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to grandmother was making payments and gave wrong checking account info for payment that was returned. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144140	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	Yes	XXXX	XXXX	WA	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact X/X/XXXX servicer received call from authorized Xrd party requesting the escrow refund check be reissued in wife's name since borrower deceased. Servicer reissued check X/XX/XXXX.

REASON FOR DEFAULT: Borrower deceased

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Possible disaster impact, no details regarding damage or repairs provided.

433143982	XXXX 36M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  Last contact X/XX/XXXX borrower called in upset that they did not receive their monthly statement.  Servicer advised they need a authorization letter from borrower's BK attorney authorizing servicer to mail statement.

REASON FOR DEFAULT:  NA

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY:  Comments indicate borrower filed a BK, comments do not provide any details of the BK; appears BK has been discharged.

PROPERTY:  NA

433143453	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, web chat with the borrower who asked if the servicer offered a bi-weekly payment option. The borrower appears to be cooperative. The borrower was offered a trial modification in X/XXXX and was successful but declined the final modification offered in XX/XXXX due to the payments being higher. The loan was also modified in X/XXXX. The borrower was in active chapter XX bankruptcy at that time and was approved for the modification through the bankruptcy. The borrower was able to fully reinstate the loan in X/XXXX and has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to unemployment. Also curtailment of income in X/XXXX due to co-borrower income decreased. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower filed a chapter XX bankruptcy in XXXX. Unable to determine the final disposition or the date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144052	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: Loan reviewed for mod in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated they sent in proof of coverage for insurance.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXXK at X%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness  based on borrower performance.

FORECLOSURE: Appears loan was in active FC at start of contact history with sale scheduled for XX/XX/XXXX, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod, Motion to dismiss FC filed on XX/XX/XXXX, granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143448	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Account is being skip-traced. X/XXXX A stip to mod is approved. X/XXXX Final mod is completed, no RFD is given. Borrower has not been very responsive. The most recent contact was on X/X/XXXX, borrower inquires how they can lower their rate

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures XX/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX. Reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143447	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent contact. Last borrower contact XX/X/XXXX when borrower made general inquiry. Borrower stated the day prior that he would reinstate loan. Two payments posted the next month in XX/XXXX to bring loan current at that time. Borrower had prior Loss Mit broken plan in X/XXXX. No recent verbal attempt to contact borrower however, last NOD letter sent to borrower X/XX/XXXX.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as curtailment of income. Recent RFD for slow payments is unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures X/X/XXXX. Deferred balance iao $XX,XXX is not eligible for forgiveness . Loan was prior modified XX/X/XXXX and X/X/XXXX.

FORECLOSURE: No recent FC activity found. Borrower prior contested FC activity in XXXX. Prior FC activity closed X/XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: Current property occupancy and status was not provided in comments.

433145239	XXXX 36M PHCH	CURR	04/15/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid X/XX/XXXX.

BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in with and authorized their daughter. They called to set up ACH payments. The borrower appears to be cooperative. The loan has remained current with regular on-time payments and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD. The loan has remained current throughout the past XX months. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145058	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Loan transferred servicing in X/XXXX; welcome call completed. Servicer approved a repay plan in X/XXXX, but borrower declined and reinstated in X/XXXX. Borrower had monthly contact with servicer through XX/XXXX, then began paying through the website and through the IVR. Last contact was in X/XXXX when borrower made a phone payment due to IVR issues.

REASON FOR DEFAULT: Unexpected expenses, reduced work hours

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, maturity not stated. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143107	XXXX 36M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Account is performing for the last X years with no borrower contact.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity not stated, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144968	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX RFD was illness of borrower. Refused to provide financials. X/XX/XXXX borrower has XX unit rental which was only XX% occupied. Borrower applied for loss mitigation in X/XXXX, but never submitted a complete package. Little contact with the borrower after XXXX except for making payments.

REASON FOR DEFAULT: RFD, when ever provided has been either illness or vacancy of rental property.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures/expires X/X/XXXX. No deferred balance.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144233	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer notes on X/X/XXXX notes repayment plan canceled. As of X/X/XXXX a preapproved MOD was mailed. Borrower on X/X/XXXX stated they never received the MOD offer, servicer resent X/X/XXXX. Repayment plan set up X/XX/XXXX, details of plan not noted. Servicer closed workout on XX/XX/XXXX as repayment plan failed. Borrower reinstated loan in XX/XXXX with a payment of $XX,XXX.XX covering the X/XXXX through XX/XXXX payments. Servicer received a dispute in X/XXXX and XX/XXXX bother were responded too. Servicer received another dispute on X/XX/XXXX which has not been responded too. Last contact XX/XX/XXXX borrower and servicer discussed loan information.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: Referred to FC X/XX/XXXX and closed XX/XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144267	XXXX 24M PHCH	BK13	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Active CHXX BK filed in XXXX. Prior BK mod noted in XXXX. No RFD provided in comments or documents. Servicer has had limited contact with the borrower due to the BK with only contact X/X/XXXX regarding payment. Loan has been paid as agreed over the last XX months and is contractually current.

REASON FOR DEFAULT:  Unknown

MODIFICATION: BK MOD, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XXX months, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE:  Prior FC activity noted before BK filed in XXXX.  FC closed in XXXX when mod granted.

BANKRUPTCY: Active CHXX BK filed in XXXX.  Unable to verify filing date or original POC.  Amended POC filed X/XX/XXXX with $XXX,XXX.XX secured.  Borrower paid plan.

PROPERTY: Property is owner occupied with no issues noted.
433144281	XXXX 36M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Modification boarded in X/XXXX rolling due date from X/X/XXXX to X/X/XXXX and then X payment was posted.

BORROWER CONTACT: Last contact with the borrower was XX/X/XXXX wanting to remove co-borrower, no reason why.  Also asking about information on refinance.  X/XX/XXXX borrower wanted to move auto draft date.

REASON FOR DEFAULT: Borrower has never provided a RFD.  XX/X/XXXX borrower wanted to remove co-borrower, no reason why.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred balance.  Modification signed after first due date.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145181	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX borrower wanted to start making bi-weekly payments. Does not appear that the servicer approved. XX/XX/XXXX borrower upset with servicers collection efforts and wanted refund of corporate advances she felt they forced her to pay.

REASON FOR DEFAULT: RFD on X/XX/XXXX was additional expenses due to death of sister.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX  is eligible for forgiveness over X years based on borrower performance.   X/X of the deferred balance can be forgiven annually for the first X years if borrower has made all payments as agreed in the prior year.  Modification signed after the first payment date.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145238	XXXX 36M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Loan boarded XX/X/XXXX. Missing servicing comments from X/XX/XXXX to XX/X/XXXX

BORROWER CONTACT: XX/XX/XXXX borrower making payment.  XX/X/XXXX borrower called to confirm payment was received.

REASON FOR DEFAULT: No RFD, current loan.

MODIFICATION: No evidence of loan modification.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144309	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: A signed XXXX mod was found in the file, but the account is not being serviced under the terms of the mod. X/XXXX A mod is denied due to non-performance. X/XXXX A mod application is received. X/XXXX A stip to mod is approved. XX/XXXX Borrower defaults on the stip agreement. Notes show several additional mod denials in XXXX. X/XXXX Borrower reinstates the account without assistance. Borrower has not been responsive. The most recent contact was on X/X/XXXX with reinstatement funds being discussed.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: FC is active when the history starts in X/XXXX, reinstated X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143754	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer notes receipt of a credit reporting dispute on X/XX/XXXX which was resolved X/XX/XXXX. Borrower on X/XX/XXXX stated impacted by XXXX, servicer advised borrower of workout options. As of X/XX/XXXX servicer notes a repayment plan was set up details of plan not noted. As of X/XX/XXXX servicer received an incomplete workout packet, on XX/XX/XXXX borrower was advised of what documents were missing for workout review. Full workout packet received XX/X/XXXX, appears denied due to loan current. Borrower on XX/XX/XXXX requested copy of prior MOD completed in XXXX which servicer mailed.

REASON FOR DEFAULT: XXXX unemployment

MODIFICATION: STEP/NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143842	XXXX 24M PHCH	CURR	03/25/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: File was in FC on hold for a trial plan when history began in XXXX. Borrowers completed the plan in X/XXXX and were approved for a mod effective X/XX/XX, however, file was placed on BK hold on X/XX/XX (no BK details provided). Mod docs were sent to the borrower in X/XXXX. Mod was processed in X/XXXX. Motion to dismiss FC was filed; dismissal was granted. The mod did not bring the loan current; borrowers stopped making payments on the loan (as noted on X/X/XX). Co-borrower called in on X/XX/XX requesting a X month repayment plan, stating RFD was due to paying medical bills. A repayment plan was set up on X/XX/XX. Repayment plan appears to have been cancelled on X/XX/XX due to payment not received. Co-borrower stated on X/X/XX that she would be getting her taxes by X/XX/XX and planned on reinstating the loan. Borrowers were able to make X payments in X/XXXX bringing the loan current but fell behind on the loan shortly after. Loan was brought current in X/XXXX and again in X/XXXX. Last contact was on XX/XX/XX, borrower scheduled a payment.

REASON FOR DEFAULT: Unemployment, medical bills.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was in FC on hold for loss mit when history began in XXXX. FC stopped due to modification. Motion to dismiss FC was filed; dismissal granted.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143643	XXXX 24M PHCH	DELQ	02/01/2021	01/13/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Account is referred to FC. Notes shows several reinstatement quote requests in XXXX. XX/XXXX Borrower reinstates the account without assistance. Borrower has not been responsive. No recent significant activity was found. The most recent contact was on X/XX/XXXX with the borrower calling in to make arrangements to bring the account current.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: X/XX/XXXX File is referred to FC, reinstated XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143430	XXXX 24M PHCH	CURR	05/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower inquired about hazard insurance coverage X/XX/XXXX and X/XX/XXXX. Borrower requested online access X/XX/XXXX and X/XX/XXXX. Borrower scheduled payment XX/XX/XXXX. Borrower called to confirm payment XX/XX/XXXX; misapplied payment. Borrower requested online access X/XX/XXXX. Borrower hardship noted X/XX/XXXX due to not working much. Borrower called XX/XX/XXXX to make principal payment. Borrower disputed fee on account XX/XX/XXXX. Borrower stated X/XX/XXXX unaware of NSF payment.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143619	XXXX 24M PHCH	CURR	04/03/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on stip to mod plan at start of comments in XX/XXXX. Mod processed in XX/XXXX. Very little contact with the borrower. Last contact on XX/XX/XXXX, borrower stated would mail out a payment in a few days.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, the borrower in the hospital.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: Comment start in X/XXXX with loan in FC status; exact referral date is unknown.  FC closed and billed in XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433145160	XXXX 24M PHCH	DELQ	03/01/2021	02/12/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. No further contact with the borrower and no attempts made since then. The borrower appears to be cooperative during noted conversations. A X month deferral was completed in X/XXXX but the loan has recently become delinquent. The borrower was offered a forbearance plan in X/XXXX due to being impacted by the XXXX-XX XXXX . No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to a pay cut. The borrower indicated in X/XXXX that the hardship was not continuing.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years and XX months, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144730	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the co-borrower called in due to issues with the website and agreed to make a payment over the phone. The loan has remained current since that time and no further contact with the borrower. The borrower appears to be cooperative. The borrower requested XXXX assistance in X/XXXX and was offered a forbearance plan. The loan has since been paid current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XX/XXXX was due to unemployment caused by the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%. Loan term is XX years. Modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143605	XXXX 24M PHCH	DELQ	02/25/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433144654	XXXX 24M PHCH	BK13	05/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower filed CHXX BK in XXXX and case discharged in XXXX. Case was reopened in XXXX with cramdown noted. Borrower has not been very cooperative with the servicer with last contact X/XX/XXXX with inbound call from borrower regarding his account. After servicer adjustments X/XXXX, loan has been paid as agreed and is current. Litigation issues appear to be resolved.

REASON FOR DEFAULT:  N/A

MODIFICATION: N/A

FORECLOSURE:  No FC activity noted.

BANKRUPTCY: Active CHXX BK filed in XXXX.  Original discharge X/X/XXXX, however, case reopened due to litigation/cramdown.  Agreed order granting Motion for Sanctions noted X/XX/XXXX. Cramdown noted with secure amount $XXX,XXX at X% for XXX months with P&I $XXXX.XX.  Unable to verify when the payments started.

PROPERTY: Property is non-owner occupied with no issues noted.

LITIGATION: Comments X/XX/XXXX indicate litigation. BK was reopened for legal purposes per comments X/XX/XXXX.
433143367	XXXX 24M PHCH	CURR	05/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reported a XXXX hardship in X/XXXX, and servicer approved a X-month FB plan and suppressed credit reporting for six months. Borrower requested a XX-month repay plan in X/XXXX, which servicer approved. Servicer completed a X-month deferral in X/XXXX, as the task was opened in error, and the repay plan was cancelled in X/XXXX as the loan was current. Borrower called about a payment increase in X/XXXX.

REASON FOR DEFAULT: XXXX impact, borrower unemployed

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143838	XXXX 24M PHCH	CURR	05/08/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: A modification effective in X/XXXX was booked to the system in X/XXXX. Borrower verified payment receipt that month, but funds were short. Borrower had monthly contact with servicer through XX/XXXX, and usually paid through money orders. Servicer researched a missing money order in X/XXXX. No further contact with borrower.

REASON FOR DEFAULT: Borrower had been in jail, released in X/XXXX

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: Timeline was not provided; a judgment hearing was scheduled for X/XX/XXXX, with answer period expiring X/X/XXXX . Foreclosure was dismissed in X/XXXX after a mod was completed.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144525	XXXX 24M PHCH	DELQ	02/01/2021	02/11/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan approved in XX/XXXX. Repayment plan approved in XX/XXXX. Payment dispute received on XX/XX/XXXX, details not provided. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: Per notes on XX/XX/XXXX, work impacted due to XXXX. Borrower only working part-time.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XXXX.XX of which $XXXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Borrower stated on XX/XX/XXXX, FRF at that time was due to cost of roof repairs. had to repair roof. No notes indicating claim was filed. No evidence of property issues found in the comments. Non-owner occupied per notes on XX/XX/XXXX.

433145200	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	Yes	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower inquired about service transfer X/XX/XXXX. Borrower hardship noted X/XX/XXXX on fixed income. Death or borrower noted XX/X/XXXX. Borrower stated X/XX/XXXX was out of town. Borrower called to make payment X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.  Borrower death.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144444	XXXX 24M PHCH	DELQ	03/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: As of X/X/XXXX comments indicate borrower was on an active FB plan which was completed and loan modified in X/XXXX. Borrower on X/X/XXXX stated they applied for housing assistance with state and waiting for answer. Borrower on X/XX/XXXX inquired about possible MOD, servicer advised already modified so not option. A repayment plan was set up X/XX/XXXX for X months, plan kept. Borrower on X/X/XXXX stated they received the preapproved MOD letter and will get signed and mailed back. Appears documents never returned. Borrower on X/XX/XXXX stated impacted by XXXX, servicer told borrower to apply for assistance via web site, unknown if assistance was requested.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144264	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had declined a trial mod plan in XXXX as not affordable, but reapplied for hardship assistance during foreclosure mediation. A X-month trial mod plan was approved in X/XXXX. Final mod sent for borrower signature in X/XXXX, not returned until X/XXXX, after borrower's attorney was reassured that this mod would not be rejected due to the missed return deadline. Modification was completed in the system in XX/XXXX, and funds in suspense were applied to the account with effective dating to show borrower had been paying each month as agreed. Borrower requested a billing statement in X/XXXX, and updated the mailing address in X/XXXX. No further contact.

REASON FOR DEFAULT: Financial hardship, details were not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline was not provided; action was contested. Mediation in X/XXXX was adjourned and hearings continued to allow borrower to apply for loss mitigation; loss mit hold started in X/XXXX. Action was dismissed in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143314	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X%, modified P&I $XXX, maturity date not provided. No deferred balance noted. $XXX,XXX of combined principal balance was forgiven at time of loan.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143286	XXXX 24M PHCH	DELQ	02/01/2021	01/11/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX and in X/XXXX, and unauthorized spouse made a phone payment to reinstate in X/XXXX. Servicer offered a repay plan in XX/XXXX, but borrower declined, and authorized his spouse on the account in XX/XXXX. Borrower only had contact with servicer in the months that payments were made. Last contact was in XX/XXXX when spouse made a phone payment. Borrower had two NSF payments in X/XXXX.

REASON FOR DEFAULT: Banking issues, slow receivables, excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144326	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 2	BORROWER CONTACT: Modification offered to the borrower in XX/XXXX, but the borrower declined per notes on XX/XX/XXXX. Borrower requested mod in XX/XXXX. Servicer advised that the borrower would need to fill out a loss mitigation application. Stip to mod approved on XX/XX/XXXX. Plan complete and mod processed in XX/XXXX. Last contact on XX/XX/XXXX, Borrower called to verify next due date; servicer advised of XX/XX/XXXX.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX; excessive obligations. RFD as of XX/XXXX, loss of income.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: FC closed and billed in XX/XXXX, due to modification.  Referral date is unknown.

BANKRUPTCY: Comments start in XX/XXXX with loan in BK status. Filing date unknown, dismissed as of XX/XXXX.

PROPERTY: No evidence of property issues found in the comments.   Owner occupied per notes on XX/XX/XXXX.

433144816	XXXX 24M PHCH	CURR	04/05/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower and servicer discussed workout options in X/XXXX, no workout was received. Last contact X/XX/XXXX borrower called in for loan details which servicer provided. Nothing further discussed.

REASON FOR DEFAULT: Unemployment

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144317	XXXX 24M PHCH	CURR	05/01/2021	02/24/2021	XXXX	XXXX	Yes	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Original borrower is deceased prior to XXXX, SII occupies home and maintains payments, and requested loss mitigation assistance XXXXafter her BK was dismissed. Hardship due to expense for roof repairs and insufficient income. X-month trial approved XXXX -XXXXwith no down payment,. Trial was paid as agreed and account remains current post-mod with ongoing contact for phone payments, last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment, home repair expenses

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX was dismissed XXXX XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

433145124	XXXX 24M PHCH	DELQ	02/25/2021	01/08/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX indicated a payment disputed and their bank was to mail dispute letter. Servicer advised never received dispute. Borrower on X/XX/XXXX stated impacted by XXXX, servicer set up a X month repayment plan no details of the plan noted. Servicer received an incomplete workout packet X/XX/XXXX, second incomplete workout packet received XX/XX/XXXX. Comments do not indicate servicer ever received a complete workout packet. Last contact X/X/XXXX Borrower went over loan details and next due.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: Comments on X/XX/XXXX indicate borrower has been discharged from a BK, no further details provided.

PROPERTY: Servicer notes they were informed of property damage on X/XX/XXXX, date of loss X/XX/XXXX due to fire.  Servicer notes receipt of a hazard claim check for $X,XXX.XX on XX/X/XXXX.  On X/XX/XXXX borrower also indicate possible water damage.  Borrower is upset that funds have not been released and that they did not get more funds from insurance company.  As of X/X/XXXX issue still outstanding as servicer is waiting for all required documents from borrower.

433143655	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/X/XXXX. refused to provide RFD, made X payment but refused to set dates for future payments. RFD on X/XX/XXXX, business slow. Little contact with the borrower and until X/XX/XXXX borrower had declined any type of loss mitigation offered. X/X/XXXX income affected by XXXX, Only contact with borrower since deferral was XX/XX/XXXX, advised servicer to take payment and quit asking for information or they would hang up. Loan has been modified at least twice.

REASON FOR DEFAULT: Appears RFD has been curtailment of income, but borrower is uncooperative.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amounts.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145268	XXXX 24M PHCH	DELQ	03/01/2021	02/08/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic delinquent throughout XXXX with little borrower contact and frequent hangups. Borrower advised XXXX XXXX that hardship was due to family member illness, but declined to discuss further and reinstated account XXXX . Account remained current until missed payment XXXX . Borrower requested XXXX assistance at last contact XX/XX/XXXX due to unemployment. X-month forbearance was approved XX/XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: Family illness. XXXX RFD: unemployment

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at initial step rate of X% forX  years, modified P&I $XXX.XX, matures XX/X/XXXX, $XXXX.XX deferred balance is not eligible for forgiveness. Mod was not executed until X/XX/XXXX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144547	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower stated in XX/XXXX that they did not need assistance. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on X/XX/XXXX, oversight.

MODIFICATION: Seller data shows mod date of XX/X/XXXX, no mod agreement or deferral found. Prior HAMP mod found in file dated X/X/XXXX with fixed rate of X.XX% but billing statements and current maturity date of XX/X/XXXX indicate that loan XXXXhave been modified around XX/X/XXXX. First billing statement available shows rate is X.XX% with next due X/X/XXXX, rate change to X.XX% with next due XX/X/XXXX, rate change to X.XX% with next due XX/X/XXXX, rate change to X.XXX% (current rate) with next due X/X/XXXX. Rate changed every XX months. No mod found for these step terms.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433144872	XXXX 24M PHCH	CURR	04/14/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer notes a repayment plan was set up with prior servicer, appears plan completed. Borrower and servicer discussed workout options on XX/XX/XXXX servicer did not receive a workout packet. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Unknown

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144028	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower or other significant activity was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144697	XXXX 24M PHCH	CURR	04/14/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested modification in XX/XXXX; denied in XX/XXXX by investor. Servicer advised that they could review for a repayment plan. Twelve month repayment plan approved on XX/XX/XXXX but was cancelled in XX/XXXX. Borrower requested assistance in XX/XXXX, mod denied in XX/XXXX but deferment was granted. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower out of work and illness of borrower.  As of XX/XXXX, the borrower ill from XXXX and needs treatment. Borrower unemployed, unable to determine if employment regained.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX.XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness. Additionally, $XX,XXX.XX forgiven.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.  Owner occupied per data tape.

433144222	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: No recent payment default since X/XXXX. Last RFD was noted on X/X/XXXX as excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/XX/XXXX indicate subject property was located in a XXXX  declared disaster area. Comments did not indicate subject was effected by the disaster. Comments on XX/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.

433143278	XXXX 24M PHCH	DELQ	02/01/2021	02/27/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer offered a repayment plan in X/XXXX which appears they declined. Borrower on X/XX/XXXX did accept a repayment plan, details of the plan not noted. Second repayment plan started XX/X/XXXX. As of X/XX/XXXX borrower stated due to XXXX they need assistance, servicer notes denied as of X/X/XXXX ; reason denied not noted. Borrower sent in a workout packet on XX/XX/XXXX which was incomplete. As of X/XX/XXXX servicer sill missing all documents needed for workout review. Last contact X/XX/XXXX borrower made a payment over the phone which posted X/XX/XXXX nothing further discussed.

REASON FOR DEFAULT: XXXX unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144404	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party stated their name on final mod was incorrect, name on deed was correct, advised third party to send letter to correct issue.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144804	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact X/XX/XXXX borrower made a payment over the phone which posted same day. Nothing further discussed.

REASON FOR DEFAULT: NA

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143872	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan approved in XX/XXXX but was broken as of XX/XXXX due to NSF. Second plan approved in XX/XXXX. Last contact on XX/XX/XXXX, borrower advised of total amount due.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, the borrower had to pay taxes. Borrower stated he was still paying the XXXX as of XX/XXXX.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433143215	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: An unauthorized third party asked about how to become authorized in X/XXXX. Borrower made a promise to pay through the website in XX/XXXX. No contact again until X/XXXX; borrower had reduced work hours due to XXXX, but declined payment assistance. Despite decline, servicer activated a X-month FB plan. Borrower made a phone payment in XX/XXXX and in XX/XXXX. Borrower reinstated in XX/XXXX. Last contact was a request for a XXXX statement in X/XXXX.

REASON FOR DEFAULT: Excessive obligations, income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144862	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in regarding a letter and was advised the signed modification was received and account updates are in progress. The loan has remained current since that time. The loan was modified in XX/XXXX after successfully completing a trial period plan that began in X/XXXX. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the loan modification completed in XX/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is currently unknown. No indication of existing damage or ongoing repairs.
433143987	XXXX 24M PHCH	CURR	05/10/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. No significant notes on the loan. RFD is unknown. Minimal contact is noted; Borrower called in on X/XX/XX for general inquiry, also gave verbal permission to speak with a Xrd party. Loan is paid ahead.

REASON FOR DEFAULT: Unknown.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.

433144370	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower inquired about credit reporting X/XX/XXXX; again X/XX/XXXX. Last contact XX/XX/XXXX borrower inquired about refinance options.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower called to report a hazard insurance claim X/XX/XXXX. Claim of $X,XXX.XX noted X/X/XXXX; date of loss X/XX/XXXX due to wind/hail damage. Status of repairs is unknown.
433144399	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Plan is kept. No other significant contact with borrower was found. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures XX/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143548	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in regarding a status of repair letter and advised that she is still trying to find a contractor to do the repairs. There is an active insurance claim at the time of the call. No further contact with the borrower despite noted attempts by the servicer. The borrower began requesting XXXX relief options in X/XXXX and a X month deferral was completed in XX/XXXX and the loan has remained current since that time. No recent indication of active loss mitigation workout activity but an insurance claim and repairs are ongoing.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impacted by the XXXX-XX XXXX  and unemployed. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years at $X,XXX.XX/mo, then X.XXX% for X year at $X,XXX.XX/mo, then X.X% for remaining term at $X,XXX.XX/mo. Term is XX years and X months, matures X/X/XXXX.  No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The borrower reported property damage and filed an insurance claim due to water and floor damage. Date of loss was X/XX/XXXX. The notes reflect various insurance checks received for endorsement for $X,XXX.XX and $X,XXX.XX, received on XX/XX/XXXX and $X,XXX.XX received on X/XX/XXXX. The claim is monitored. The notes indicate the servicer is still waiting on required documentation. No confirmation that funds have been released or repairs started or completed.
433144647	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was XX/XX/XXXX with the borrower wanting to register online. The borrower made X payments to reinstate the loan in XX/XXXX with the borrower being ill. Minimal contact with the borrower.

REASON FOR DEFAULT: The prior reason for default was borrower illness and medical bills.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX, Step X at X.XXX%, for XX years P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $XXX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433144019	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower called because she was having online issues trying to download e-docs. Servicer advised they would send the Mod docs to her for signature and they would notify the Modification Department of action. Modification was complete X/XXXX. No Loss Mit since this time.

REASON FOR DEFAULT: No default since modification. Prior RFD is unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XXX months, modified P&I $XXX, matures XX/X/XXXX. No Deferred balance or debt forgiveness. Loan was prior modified XX/XXXX, XX/XXXX

FORECLOSURE: Loan was prior active FC that closed X/XXXX after loan was modified.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/X/XXXX indicated subject property was located in a XXXX  declared disaster area. Comments did not indicate subject property was effected by the disaster. Current property condition was not provided. Comments on X/X/XXXX indicated subject property was owner occupied.

433143361	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, servicer on X/XX/XXXX set up a repayment plan for X months. Repayment plan updated on X/XX/XXXX for another month. As of X/XX/XXXX servicer completed a deferral for X months. Last contact XX/XX/XXXX borrower wanted to make sure they were not charged late fees during the XXXX assistance, servicer confirmed not charged.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143205	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making two payments. The borrower listed personal problems are the most recent reason for default with the prior being curtailment of income. Minimal contact with the borrower

REASON FOR DEFAULT: The latest reason for default was listed as personal problems with the prior being income reduction.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX. Forgiveness iao $XXX,XXX.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433144114	XXXX 24M PHCH	DELQ	03/01/2021	02/26/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. XX/XXXX Additional assistance is requested. XX/XXXX A XXXX deferral is completed. Borrower has been cooperative with fairly regular communication. The most recent contact was on X/XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: X/XXXX Illness of family member and disability of spouse. X/XXXX Death of a family member. X/XXXX Forgot. X/XXXX XXXX .X/XX/XXXX Illness of mortgagor.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures XX/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144505	XXXX 24M PHCH	DELQ	03/01/2021	02/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and was advised of the recent returned payment. Agreed to make a payment over the phone. The borrower appears to be cooperative. The borrower also called in XX/XXXX to request XXXX hardship assistance but the notes do not reflect any workouts under review. A three month deferral was completed in X/XXXX but the loan has since rolled past due. The borrower began requesting workout assistance in X/XXXX due to XXXX-XX and was granted a forbearance. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to impact from the XXXX-XX XXXX  and took a pay cut. The borrower also experienced a curtailment of income in XX/XXXX. Hardship appears to be ongoing.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XXat X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure until X/XXXX when a loan modification was completed. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143891	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: NSF payments in X/XXXX, borrower failed an active repay plan. Borrower accepted another repay plan in X/XXXX, but had NSF funds the following month and failed the plan. Borrower expressed interest in a modification in X/XXXX, but didn't want her interest rate to increase and declined a review. Borrower applied for XXXX assistance online, and servicer completed a one-month deferral in X/XXXX. Borrower requested additional XXXX assistance in XX/XXXX, but didn't submit an application and continued to make payments. No further contact. Borrower pays at the end of each month.

REASON FOR DEFAULT: Income curtailment, emergency home repairs

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433144649	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: An authorized third party had questions regarding the escrow account in X/XXXX, due to a recent shortage. Borrower requested a XXXX and a payoff quote through web chat in XX/XXXX. Last contact was in XX/XXXX when borrower requested a form update, as borrower was getting assistance through a grant. The assistance voucher was completed that month. Borrower reinstated account in X/XXXX; source of funds is unknown

REASON FOR DEFAULT: Not provided

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX of which XXX% is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143579	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower disputed the payment application in X/XXXX, stating servicer had applied funds as a curtailment and caused borrower to fall delinquent. Borrower had negative financials in X/XXXX, but said he could afford to make the payments. Borrower asked servicer to reverse a curtailment made with prior servicer, as funds were incorrectly applied. Servicer offered a X-month repay plan, which borrower accepted. Borrower gave a promise to pay in X/XXXX, and verified loan status in X/XXXX. Last contact was a phone payment in X/XXXX. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Payment application dispute

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144487	XXXX 24M PHCH	BK13	05/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer is monitoring performing BK with no legal activity in the last X years. One borrower contact noted XXXXfor escrow inquiry, no hardship provided.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, confirmed plan not provided. Borrower is contractually and post-petition current.

PROPERTY: Property is owner occupied. No property issues noted.

433144827	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with borrower other than making payments. No RFD since X/XX/XXXX or update on employment status. Loan has been modified at least twice.

REASON FOR DEFAULT: X/XX/XXXX, which was first contact with the borrower RFD was illness of family member.  X/XX/XXXX RFD was unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified I/O payment $XX.XX, I/O for five yrs, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX is due at maturity.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144715	XXXX 24M PHCH	DELQ	02/01/2021	02/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower and servicer discussed workout options and state assistance on X/XX/XXXX, workout packet received. On X/X/XXXX workout canceled due to non-performance. Second workout received X/XX/XXXX, as of X/XX/XXXX a X month FB plan was set up. As of XX/XX/XXXX trial FB failed due to non performance. As of XX/X/XXXX a XX month repayment plan was set up, details of plan not noted. Last contact X/XX/XXXX borrower made payment over phone, nothing further discussed.

REASON FOR DEFAULT: Family illness

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Referred to FC X/XX/XXXX, sale was set for XX/XX/XXXX.  FC placed on hold X/XX/XXXX due to loss mit.  FC canceled X/X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: Servicer notified of property damage due to wind/hail on XX/XX/XXXX, date of loss X/XX/XXXX. Servicer notes receipt of claim check on XX/X/XXXX with all supporting documents. Check was mailed back for endorsement. Servicer advised borrower check was returned for endorsement on XX/XX/XXXX; servicer has never received endorsed check and no further comments over property damage noted.
433145128	XXXX 24M PHCH	CURR	05/25/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower stated X/XX/XXXX in middle of Mod review with prior servicer X/XX/XXXX. Servicer confirmed receipt of borrower financials X/XX/XXXX. Borrower hardship noted X/XX/XXXX due to borrower illness; having surgery on stomach. X-month Stip to Mod approved X/XX/XXXX beginning X/XX/XXXX. Borrower stated X/XX/XXXX in hospital. Plan confirmed kept XX/XX/XXXX. Mod workout approved XX/XX/XXXX which was booked X/XX/XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.  Borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referred XX/XX/XXXX  Complaint filed X/XX/XXXX. FC action placed on hold X/X/XXXX due to loss mitigation efforts.  FC hold placed X/XX/XXXX due to XXXX.  FC action closed/billed after Mod booked X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143620	XXXX 24M PHCH	FB	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Borrower withdrawals XXXX-XX assistance request. XX/XXXX Borrower wishes to apply for a deferral. X/XXXX A X payment FB plan is set up (no further details provided). Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XXXX Medical issues. X/XXXX Fell behind during servicing transfer. X/XXXX XXXX . X/XXXX Curtailment of income. X/XXXX House maintenance.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XXXX Borrower reports the RFD is house maintenance. No specifics are provided. No notes found indicating if/when all repairs were completed.
433144927	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, borrower wanted a breakdown of payment and made a payment via phone.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXXX.XX, maturity date not listed.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.  Forgiven amount of $XXX,XXX.XX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433145057	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower called to make payments, started RFD was unemployment, now back to work. Servicer reviewed financials and borrower had negative income. Borrower obviously struggling but stays in contact with the servicer. X/XX/XXXX RFD was marital difficulties. Last contact was X/X/XXXX confirming payment was received.

REASON FOR DEFAULT: Borrower was unemployed for over X years and now having marital difficulties.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX.  No deferred amount.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143284	XXXX 24M PHCH	CURR	05/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer offered assistance in XX/XXXX, but borrower stated did not need help. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  Borrower unemployed as of XX/XXXX but was receiving unemployment benefits. Borrower had high electrical bills in XX/XXXX.  RFD per notes on XX/XX/XXXX, borrower trying to catch up.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144814	XXXX 24M PHCH	CURR	04/10/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested mod in XX/XXXX; servicer advised borrower to fax in required documents. Mod denied in XX/XX/XXXX due to missing documents. Mod review started again on XX/XX/XXXX; complete mod package received on XX/XX/XXXX. Stip to mod approved on XX/XX/XXXX. Plan completed and mod processed in XX/XXXX. Credit bureau dispute received in XX/XX/XXXX, notes indicate that loan was reported properly on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower advised the credit reporting is correct and advised of escrow shortage.

REASON FOR DEFAULT:  RFD per notes in XX/XXXX, borrower stated he should be current and would fax in a letter with proof.  RFD as of XX/XX/XXXX, borrower unemployed.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: FC started on XX/XX/XXXX. FC closed and billed on XX/XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.   Owner occupied per data tape.

433144371	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Appears borrower was in active loss mit at start of contact history, signed final mod received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for repayment plan as of XX/XX/XXXX, no other details provided. Borrower requested assistance in XX/XXXX, approved for XX month deferral as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to follow up on final resolution for loss mit, advised letter confirming approval of deferral was mailed out, borrower understood.

REASON FOR DEFAULT: Borrower unemployment due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: Prior FC on hold until loan (due to BK filing) modified, then action was dismissed and FC closed in X/XXXX.

BANKRUPTCY: BKXX filed in XXXX. Converted to BKX and discharged without reaffirmation in XX/XXXX, filing date and discharge date not provided. No other BK activity noted.

PROPERTY: No property issues noted.

433144460	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower was approved for a stip plan for X payments in X/XXXX, completed the plan and received approval for a mod effective XX/X/XX. Mod was processed in XX/XXXX. Borrower stated on XX/X/XX that he already made a payment for XXXX ember. Last contact was on XX/XX/XX, borrower called in for general inquiry. Loan is current.

REASON FOR DEFAULT: Financial hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was in contested FC when history began in XXXX, referral date not available. FC was filed by Junior Lien holder on behalf of the prior servicer. Borrowers filed an answer with new matter detail in X/XXXX; file referred to litigation. FC stopped in XX/XXXX due to modification. Motion to dismiss FC was filed; dismissal granted in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

LITIGATION: File was referred to litigation in X/XXXX. Loss mit hold was placed on X/XX/XXXX. Answer was filed on X/X/XXXX. Litigation hold was closed on XX/X/XXXX due to modification.
433144786	XXXX 24M PHCH	CURR	03/23/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer notes XX/XX/XXXX XXXk letter requested. Borrower stated XX/XX/XXXX awaiting letter to bring current. Illness of mother noted XX/X/XXXX. Borrower stated XX/XX/XXXX missed work to care for mother. Borrower stated X/XX/XXXX checks have been garnished. X-month repayment plan offered X/XX/XXXX. Borrower stated X/XX/XXXX laid off due to XXXX. Plan completed X/XX/XXXX which was extended X/X/XXXX. Plan kept X/XX/XXXX. Borrower called to make online payment XX/XX/XXXX. Borrower scheduled payment XX/X/XXXX. Last contact X/XX/XXXX borrower stated behind with a few things.

REASON FOR DEFAULT: Curtailment of income.  Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/XXXXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness .

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143931	XXXX 24M PHCH	DELQ	01/18/2021	12/07/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: FB plan approved in XX/XXXX. Last contact on XX/XX/XXXX via email, the borrower requested FB plan be extended an additional XX days.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, impacted by XXXX; specific details not noted.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for X years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Current occupancy is unknown.
433144015	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Unauthorized spouse requested loan information in XX/XXXX, and promised to make a payment. NSF payment in XX/XXXX. Spouse gave a promise to pay in XX/XXXX and in X/XXXX. Borrower verified payment receipt in X/XXXX, and spouse gave a promise to pay in X/XXXX. Last contact was with spouse in X/XXXX when she made a phone payment.

REASON FOR DEFAULT: Death of family member

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145008	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Loan modified in X/XXXX. Borrower was current until X/XXXX. Borrower call X/X/XXXX, impacted by XXXX-XX, work hours cut, borrower granted X month deferral processed in X/XXXX. Loan has been current since then with little contact with borrower other than administrative.

REASON FOR DEFAULT:  Income curtailment due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years then X.XXX% for remaining term, modified P&I $XXXX.XX, matures X/XX/XXXX from prior mod.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Prior mods included step rate HAMP mod in XXXX and step rate mod in XXXX.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Inspections show owner occupied. Subject located in XXXX  disaster area in XX/XXXX. No claim or other indication that property was impacted.

433143769	XXXX 24M PHCH	CURR	03/05/2021	02/26/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was chronic XX-delinquent in XXXX, borrower unresponsive until advising XXXX XXXX that his hours were reduced due to XXXX. Most recent reinstatement posted XXXX XXXX, no further contact is noted since X/XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: excessive obligations. XXXX RFD: income curtailment

MODIFICATION: Per seller loan was modified XX/X/XXXX; loan has never been modified, current loan terms are the original Note terms. Borrower was granted a X month deferral on X/XX/XXXX per a confirmation letter in the loan file. Letter extended the maturity date to X/X/XXXX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145162	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	AK	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided prior to XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower made payment, set up ACH and has $XX waived as one time courtesy.

REASON FOR DEFAULT: Borrower unemployment and tenants have not made payments due to XXXX-XX.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433145342	XXXX 24M PHCH	CURR	04/01/2021	03/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: NSF payment in X/XXXX was reinstated in the same month. Borrower made a phone payment in X/XXXX. Borrower continued to struggle with NSF payments in XXXX, but didn't request payment assistance during a phone payment in XX/XXXX. Borrower sent certified funds in XX/XXXX, and had monthly contact with borrower through X/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer granted a X-month FB plan. Borrower verified ability to pay in X/XXXX, but was unable to reinstate arrears. Servicer completed a modification in X/XXXX. No further contact with borrower. Note gap between X/XXXX and XX/XXXX; unable to determine the reason for default during the gap period.

REASON FOR DEFAULT: Excessive obligations, family emergency, income curtailment, XXXX impact-borrower not working

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145141	XXXX 24M PHCH	CURR	04/25/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive until foreclosure was started, loss mitigation requested XXXX XXXX, hardship due to marital difficulties. primary borrower remains in home, application completed XXXX XXXX and X-month trial approved with $XXK down. Trial was completed XXXX , all post-mod payments made timely with last contact

REASON FOR DEFAULT: Divorce

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/XX/XXXX, $X deferred balance. Mod was not executed until XX/XX/XXXX.

FORECLOSURE: Referred to foreclosure XXXX , title is clear. Complaint filed XXXX XXXX, mediation hearing XXXXwas adjourned to XXXX . Matter was released to proceed, mod approved prior to judgment entry and case dismissed.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143641	XXXX 24M PHCH	CURR	04/01/2021	02/27/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX, payment made via phone. Per notes on XX/XX/XXXX, credit bureau received. Servicer notes that the account was reported properly.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, curtailment of income.  RFD per notes on XX/XX/XXXX, illness of borrower.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: FC restarted on XX/XX/XXXX, sale held on the same date as BKX filed.  As of XX/XX/XXXX, the sale rescinded and FC restarted on XX/XX/XXXX.  FC closed and billed in XX/XXXX due to reinstatement.

BANKRUPTCY: BKXX filed in XX/XXXX; MFR granted in XX/XXXX.  BKX filed in XX/XXXX; dismissed in XX/XXXX.

PROPERTY: Per notes on XX/XX/XXXX, borrower called to verify process of having insurance check endorsed. As of XX/XX/XXXX, insurance funds in the amount of $XX,XXX.XX received due to water damage.  Per notes on XX/XX/XXXX, claim closed due to check endorsed and released. Current condition is unknown. Owner occupied per notes on XX/XX/XXXX.

433143859	XXXX 24M PHCH	CURR	05/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer notes X/XX/XXXX borrower requested XXXX assistance. Borrower requested online registration X/X/XXXX. Borrower inquired about rate increase X/XX/XXXX. Borrower inquired about refinance X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $X,XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures XX/X/XXXX. Deferred balance iao $X.XX.FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143132	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined a repay plan in X/XXXX, and made a phone payment in XX/XXXX. Borrower usually paid at the end of the month due to her pay schedule, and made sporadic phone payments. Borrower requested restricted escrow funds be disbursed in X/XXXX; source of and reason for funds is unknown. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Borrower is paid once a month, borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144327	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the authorized third party called in to make a payment over the phone. The third party appears to be cooperative and usually makes payments via the servicer's IVR. The loan is current but has had brief periods of delinquency in the past XX months since the loam modification. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to loss of wages and unemployment caused by the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%. Loan term is XX years and X month. Modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure until X/XXXX when the modification was completed. No further FC activity found.

BANKRUPTCY: The notes reflect a chapter X bankruptcy filed in XXXX. A motion for relief was granted in XXXX. Unable to determine the date filed. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143510	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: primary borrower is deceased on unknown date. Coborrower requested assistance XXXX , hardship due to excessive obligations, financials not noted. Coborrower completed a X-month trial XXXX -XXXX and paid timely post-mod until borrower called XXXX XXXX to cancel ACH. Forbearance approved through XXXX XXXX, account reinstated XXXX and remains current, last contact X/X/XXXX to confirm ACH set up.

REASON FOR DEFAULT: XXXX RFD: excessive obligations. XXXX RFD: XXXX income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144876	XXXX 24M PHCH	DELQ	02/28/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: First RFD was X/X/XXXX, car expenses. Numerous RFDS, but all rooted in the borrower having insufficient income for unexpected expenses. Borrower has never accepted any loss mitigation offered. Borrower stays in contact with servicer and keeps promises, but struggles to make payments. Last contact with borrower was X/XX/XXXX making payment.

REASON FOR DEFAULT: Excessive obligations.

 MODIFICATION: STEP RATE, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/XX/XXXX.  No deferred or forgiven amount.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144882	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in regarding a check XX/XX/XXXX that they received from the previous servicer while the loan was transferring. Was advised to email the inquiry with a copy of the check for research. The notes indicate the check was returned to the borrower due to unable to reinstate the loan at that time. The borrower appears to be cooperative and has been in frequent contact. The loan was modified in XX/XXXX after successfully completing a trial period plan and has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine the RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%. Loan term is XX years. Modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the modification completed in XX/XXXX, at which point the foreclosure was dismissed. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144124	XXXX 24M PHCH	DELQ	03/01/2021	02/05/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for repayment plan as of XX/XX/XXXX, cancelled as of XX/XX/XXXX due to non-performance. Borrower approved for repayment plan in XX/XXXX, confirmation letter sent as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment and to schedule two other payments.

REASON FOR DEFAULT: Furnace repairs and curtailment of income.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: Appears loan was in active FC at start of contact history, FC placed on hold for repayment plan in XX/XXXX, hold removed as of XX/XX/XXXX. Notice of Default filed as of XX/XX/XXXX, FC sale scheduled for XX/XX/XXXX as of XX/XX/XXXX, FC placed on hold for BK as of XX/XX/XXXX, hold removed as of XX/XX/XXXX, FC sale scheduled for XX/XX/XXXX, loan reinstated as of XX/XX/XXXX, FC closed as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: BKXX filed in XXXX, dismissed in XXXX. No other BK activity noted.

PROPERTY: No property issues noted.
433143772	XXXX 24M PHCH	CURR	03/24/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the co-borrower who agreed to make two payments over the phone. No further contact with the borrowers despite noted attempts by the servicer. The loan has periods of delinquency in the past XX months but no indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower working seasonal jobs and work has been slow. Curtailment of income. Unclear if hardship is ongoing.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143945	XXXX 24M PHCH	BK13	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is chronic XX-XX delinquent last X years with little borrower contact, no hardship provided. Borrower makes occasional contact for phone payment or account inquiry but does not provide financials or apply for loss mitigation. Borrower advised at last contact X/XX/XXXX that income was affected by XXXX, no details provided or assistance requested. Most recent reinstatement posted XXXX .

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.X% for X years, following by annual ARM adjustments through maturity, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure was dismissed XXXXdue to reinstatement prior to XXXX  XXXX.

BANKRUPTCY: BKXX was filed in XXXX, POC is filed and plan not yet provided.

PROPERTY: Occupancy is unknown. No property issues noted.

433143525	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a prior loan mod in XXXX. Loan has been delinquent in XXXX and XXXX due to income curtailment. Borrower received a X month XXXX forbearance in XXXX and brought loan current X/XXXX. He has been cooperative with the servicer with last contact X/X/XXXX regarding insurance claim check. Loan has been paid as agreed over the last X months and is current.

REASON FOR DEFAULT:  Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted. Prior hazard claim filed X/XXXX for water damages and $XX,XXX paid to borrower as he is current on loan. Status of repairs is unknown.
433145355	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Complete modification received X/XX/XXXX, approved on X/XX/XXXX. No information on any type of stip plan. Borrower applied for loss mitigation again in X/XXXX, modification was denied as payment was at or above the last modification payment. X/XX/XXXX borrower was question payment amount. Borrower struggling to make payments and appears can not afford the subject. Borrower reinstate loan in X/XXXX, unable to determine source of funds. Loan has been modified at least X times.

REASON FOR DEFAULT: Borrower has never provided an RFD

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145056	XXXX 24M PHCH	CURR	06/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower applied for mod assistance in X/XXXX, but package was incomplete and servicer was unable to reach borrower. Mod review was closed in X/XXXX. Borrower reinstated account in X/XXXX during a phone payment. No contact again until a phone payment in X/XXXX. No further contact. Recent payments have been made through the website.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, at X.XX%, modified P&I $X,XXX.XX. Modification was a letter from prior servicer approving borrower for a special interest rate reduction program as part of the DOJ and State Attorneys General National Mortgage settlement. The modification was automatic unless borrower contacted servicer within XX days of the letter date.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145155	XXXX 24M PHCH	CURR	04/25/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XX/XXXX borrower stated had been in the hospital since XXXX and promised reinstatement, which was kept. X/XX/XXXX borrower called for status of loan and to confirm not in foreclosure. Last contact with the borrower was XX/XX/XXXX making payment and RFD was still illness.

REASON FOR DEFAULT: Borrower has been ill since XXXX and was in the hospital for an extended period of time.

MODIFICATION: Loan has not been modified.

FORECLOSURE: Referred to foreclosure XX/X/XXXX, sale was scheduled for X/X/XXXX.  Foreclosure closed when loan brought current in XX/XXXX.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144613	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/X/XXXX when borrower was educated on recent deferment details and borrower said he would make payment due online. Next payment posted X/X/XXXX. Borrower has been unresponsive to servicer attempts to contact since deferment. The last attempt was made on X/XX/XXXX. Loss Mit was last active in XX/XXXX when deferment was approved.

REASON FOR DEFAULT: RFD was last noted on X/X/XXXX as unemployment. Borrower previously stated on XX/XX/XXXX that she had been temporarily laid off but has since returned to work.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XXX% for X years, modified P&I $XXX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX  is not eligible for forgiveness. Loan was prior modified X/XXXX, X/XXXX and XX/XXXX. Deferment document dated X/XXXX for X month deferment was not found in the file. Comments in XX/XXXX indicated Investor approved loan for deferment due to XXXX-XX XXXX .

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX indicated subject property was owner occupied. Current condition of property was not provided.

433144637	XXXX 24M PHCH	FB	03/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A payment plan is set up, but is broken the next month. X/XXXX Another plan is set up, but broken in X/XXXX. XX/XXXX Borrower reports they have been impacted by XXXX-XX, no assistance options are discussed. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to process a payment. Per notes on X/XX/XXXX a X month payment plan was set up and appears to currently be active on the account (no further details provided).

REASON FOR DEFAULT: X/XXXX Irregular income. X/XXXX Change of employment. XX/XXXX XXXX .

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144665	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated loan in XX/XXXX with a payment of $XX,XXX.XX covering the X/XXXX through XX/XXXX payments. Last contact XX/X/XXXX borrower called to confirm reinstatement was received, servicer advised received. Servicer notes repayment plan was offered X/XX/XXXX but appears never accepted by borrower.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: STEP/NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: As of X/X/XXXX comments indicate property damage. Servicer notes on X/XX/XXXX that there was water damage on X/XX/XXXX.  Claim closed X/X/XXXX due to borrower not returning calls to servicer.

433144643	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Payments are being made under a FB plan when the history starts in X/XXXX. X/XXXX Plan is kept. No other loss mit activity noted. X/XXXX Borrower calls in and discusses XXXX-XX relief options, but no notes found indicating the borrower was impact by the XXXX or offered any workouts. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX initially at X.XXX% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144511	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, borrower advised of the total amount due. Borrower made X of the X payments due and stated she would call to check her bank balance to see if she could make the third payment.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433143560	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to daughter medical bills. Borrower stated XX/X/XXXX had curtailment of income. Borrower requested online access X/XX/XXXX and again XX/XX/XXXX. Borrower scheduled payment XX/XX/XXXX. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: Family illness.  Excessive obligations.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143725	XXXX 24M PHCH	CURR	06/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called about loss mitigation on XX/X/XXXX, RFD was excessive obligation. Borrower placed on stip on X/XX/XXXX. No down payment and X payments of $XXX.XX starting X/X/XXXX. Little contact with borrower, the modification that was completed was a blind mod solicitation.

REASON FOR DEFAULT: Excessive Obligations.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE: Foreclosure restarted after relief was granted.  Judgment submitted to the court XX/XX/XXXX.  Foreclosure cancelled when modification boarded.

BANKRUPTCY: Active BKXX in early XXXX, unable to determine date filed, MFR granted X/X/XXXX

PROPERTY: No evidence of property damage.

433144376	XXXX 24M PHCH	BK13	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower completed a X-month trial plan XXXX XXXX, details not provided about income curtailment. Account remained chronic XX-XX delinquent post-mod with no further discussion of hardship or loss mitigation due to BK flag, most recent reinstatement in XXXX XXXX. Last contact XX/X/XXXX inquiry about prior servicer history.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, Plan confirmed XXXXwith $X arrears after modification.

PROPERTY: Property is owner occupied. No property issues noted.

433143566	XXXX 24M PHCH	DELQ	03/01/2021	02/02/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and said she was listing the property. No further contact with borrower, despite monthly dialer attempts.

REASON FOR DEFAULT: Not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143202	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower and servicer set up a repayment plan starting in X/XXXX then extended in X/XXXX and X/XXXX. Borrower on X/X/XXXX stated impacted by XXXX servicer completed a X month deferral X/XX/XXXX. Borrower on X/XX/XXXX called in asking about the late notice mailed, servicer advised that letter sent before payment was received.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144745	XXXX 24M PHCH	DELQ	03/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX and in X/XXXX. NSF payments in X/XXXX and in X/XXXX. Borrower confirmed payment receipt of XXXX funds in X/XXXX, and made a phone payment in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Home repairs

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143365	XXXX 24M PHCH	BK13	02/01/2021	01/06/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepted a X-month trial plan XXXX, hardship and financials are not noted. Plan was paid as agreed and mod finalized XXXX. Borrower defaulted immediately and filed a new BK, then accepted a pre-approved mod effective XXXXwith no down payment or trial plan required, current hardship and financials unknown. Mod was not booked until XXXX XXXX due to court delay. Borrower made post-mod payments timely through XXXX. No borrower contact noted last X years.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX was dismissed XXXXafter modification.

BANKRUPTCY: BKX discharged in XXXX. BKXX filed in XXXX, dismissed XXXX and a new BK filed in XXXX . Mediation ordered XXXX XXXX, court approved modification and plan confirmation is pending. POC filed XXXXreflects $X arrearage.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144661	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer notes active FB plan X/XX/XXXX. Borrower inquired about X-month delinquency X/XX/XXXX. Borrower stated X/X/XXXX would try to make X-payments; interested in applying for Mod. Skip trace efforts noted X/XX/XXXX. Borrower stated X/XX/XXXX lost job a few months ago. Borrower requested past-due payments be deferred X/XX/XXXX. X-month FB offered X/XX/XXXX. Last contact X/XX/XXXX confirming payment.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Loan noted to be in BKXX at start of history; filing date not provided. BK discharged X/XX/XXXX.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143639	XXXX 24M PHCH	BK13	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepted a pre-approved mod XXXX , no hardship or financials provided. Mod was not booked until XXXXdue to execution errors and BK court delay, reconciliation completed XXXX . Borrower paid timely throughout delays and remains current with occasional contact for payment or account inquiry. Last contact X/X/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $XXXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed XXXX . Arrears cured by modification approved by court. Adjustments were processed XXXX XXXX to return excess funds to trustee that were applied to pay loan ahead post-mod.

PROPERTY: Property is owner occupied. No property issues noted.

433144721	XXXX 24M PHCH	DELQ	03/01/2021	02/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was rolling XX-delinquent prior to reinstatement XXXX XXXX. Borrower disputed the delinquency and claimed prior servicers did not credit for all payments made at transfers in XXXX and she has already sent proof of payment. Borrower engaged Xrd party agency to assist with arrearage dispute and with property repairs from storm damage and was increasingly hostile towards servicer, alleging her money was stolen and any inspection agents will be arrested. Borrower agreed to reinstate at last contact X/XXXX with stimulus funds and has remained current. No reason is noted for XXXXpayment applied to suspense.

REASON FOR DEFAULT: Payment dispute

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower advised XXXXthat repairs were needed from prior storm damage and they engaged a housing agency for assistance, no verification of damages or repairs noted.
433144260	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked about LPI coverage in X/XXXX, and made a phone payment in X/XXXX. Borrower applied for XXXX assistance in X/XXXX, and servicer approved a X-month FB plan. Borrower provided verbal financials in X/XXXX, and servicer completed a X-month deferral. Borrower gave a promise to pay in X/XXXX; no further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: XXXX impact, subject property is a rental and tenants are unemployed due to XXXX and not paying

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
433144150	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling XX-delinquent after NSF XXXX , hardship due to job loss. Borrower returned to work XXXXbut declined to discuss account until request for XXXX assistance XXXX XXXX. Forbearance was approved through XXXX , loss mit application submitted XXXX , mod denied XXXX . Borrower has paid timely since cured by deferral, last contact XX/XX/XXXX for escrow inquiry.

REASON FOR DEFAULT: unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144586	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower in X/XXXX called in for assistance, as of X/X/XXXX servicer set up a repayment plan details of the plan not noted. On XX/XX/XXXX a second repayment plan was set up for X months since prior plan failed. Last contact XX/XX/XXXX borrower requested late charge be waived due to husband was in hospital due to XXXX; late charge waived. Borrower did not request XXXX assistance.

REASON FOR DEFAULT: Unemployment

MODIFICATION: STEP/NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144850	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the co-borrower called in to make a payment over the phone. The borrower has been cooperative during noted conversations. The notes reflect a request by the borrower for XXXX assistance in XX/XXXX but the notes do not indicate any workouts under review. The loan is current but has had periods of default in the past XX months.

REASON FOR DEFAULT: RFD last noted in X/XXXX and again in XX/XXXX was due to work impact from the XXXX-XX XXXX . Unclear if hardship is ongoing.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years and X months, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144035	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A repayment plan is set up. X/XXXX Plan is adjusted due to XXXX-XX. X/XXXX Plan is broken. XX/XXXX Another RPP is set up, X/XXXX plan is kept. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX, borrower reports they are still struggling due to the XXXX but no assistance is needed.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. XX/XXXX Excessive obligations. X/XXXX XXXX . XX/XXXX Hours cut.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $XXX, matures X/X/XXXX. $XX,XXX of the modified UPB has been deferred. $XX,XXX of the deferred amount is eligible for permanent forgiveness on the first, second, and third anniversary of X/X/XXXX in equal one-third portions provided the borrower is in good standing

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145260	XXXX 24M PHCH	CURR	04/01/2021	03/27/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested an escrow shortage spread in X/XXXX to make payments affordable. Borrower made a phone payment in X/XXXX, and gave a promise to pay at the end of the month in X/XXXX. Loan transferred servicing in XX/XXXX; welcome call completed. Borrower disputed credit reporting in X/XXXX, and had an NSF payment in X/XXXX. Borrower requested website assistance in X/XXXX, and applied for XXXX assistance in XX/XXXX. Servicer granted a X-month FB plan in XX/XXXX, and completed a X-month deferral in X/XXXX. Borrower requested a year-end statement in X/XXXX and made a phone payment.

REASON FOR DEFAULT: XXXX impact, details were not provided

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144964	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Three month repayment plan approved in XX/XXXX. Second three month plan approved in XX/XXXX. Per notes on XX/XX/XXXX, credit reporting suppressed for X months. Last contact on XX/XX/XXXX, borrower advised of total amount due and payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, borrower was unemployed. RFD as of XX/XXXX, reduction in income. RFD per notes on XX/XX/XXXX, borrower and her spouse are unemployed due to XXXX.

MODIFICATION: HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433145150	XXXX 24M PHCH	CURR	04/25/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined a DIL option in X/XXXX, and applied for assistance. Servicer granted a X-month trial mod plan in X/XXXX. Borrower verified account was non-escrow in X/XXXX, and modification was completed in X/XXXX. Borrower left the country for six weeks in X/XXXX for surgery. An unauthorized third party made a lump sum reinstatement payment in X/XXXX, and the next month borrower made several payments to pay ahead. Last contact was a phone payment in XX/XXXX.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred amounts noted.

FORECLOSURE: Referral date unknown. Complaint filed XX/XX/XXXX. Default entered X/XX/XXXX. Loss mit hold in X/XXXX. Case was dismissed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144717	XXXX 24M PHCH	DELQ	03/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-XX delinquent for the last X years. Borrower is uncooperative when contacted and disputed result of audit and adjustments applied in XXXX /XXXXbut was unable to provide proof of missing XXXXpayment she claims was made to prior servicer. Additional hardship noted XXXXfor eye surgery and cancer diagnosis, then borrower was unable to return to work due to XXXX. Borrower is still unemployed as of XXXX , loss mitigation application is incomplete as of last contact X/X/XXXX. Borrower hung up on servicer X/XX/XXXX..

REASON FOR DEFAULT: Payment dispute, borrower illness and income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144417	XXXX 24M PHCH	BK13	03/01/2021	02/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a prior HAMP loan mod in XXXX and a BK mod in XXXX. Prior CHX BK filed in XXXX and active CHXX BK filed in XXXX. No RFD provided in comments. Servicer has had no contact with the borrower over the last X years due to the BK. Loan has been paid as agreed for the last X years with recent XX day contractual delinquency.

REASON FOR DEFAULT:  Unknown

MODIFICATION: BK MOD, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  Active CHXX BK filed in XXXX.  Unable to verify filing date or POC amount.  Prior CHX BK filed in XXXX and discharged.

PROPERTY: Property is owner occupied with no issues noted.

433144499	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433145055	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower inquiring about payment options. No RFD or commitment to pay. X/XX/XXXX borrower called to obtain information on the possibility of refinancing. Borrower stayed in contact with the servicer while bring the loan current.

REASON FOR DEFAULT: Borrower has never provided an RFD.

MODIFICATION:  Loan has not been modified.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145208	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided between XX/XX/XXXX and XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was under the impression he was set up on ACH draft for account, was advised he was not, borrower put in request to be set up and stated would make payment through ACH.

REASON FOR DEFAULT: Borrower thought he was set up on ACH draft and bill pay issue.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143647	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is unresponsive last X years, no contact noted. No payments were made during active BKX but account was fully reinstated XXXX and remains current.

REASON FOR DEFAULT: Unknown

MODIFICATION: TEMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years then return to note rate, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKX filed XXXX , discharged without reaffirmation XXXX .

PROPERTY: Property is owner occupied. No property issues noted.

433144757	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct contact noted with borrower. Skip trace efforts noted X/X/XXXX. Contact with Xrd party (son) noted X/XX/XXXX. Xrd party authorization requested XX/XX/XXXX. Xrd party stated XX/XX/XXXX unable to speak; borrower is bedridden and disabled. Xrd party stated XX/XX/XXXX father is sick. Xrd party confirmed payment X/X/XXXX.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: STEP HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Loan noted to be in BKXX, filed X/XX/XXXX. BK discharged X/XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.
433143137	XXXX 24M PHCH	BK13	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 2	BORROWER CONTACT: Multi BK filer with prior CHXX BKs in XXXX, XXXX and XXXX. Latter case is active. Prior loan mod noted from XXXX. No RFD provided in comments. Servicer has had no contact with the borrower over the last X years due to the BK. Loan is contractually current and due for the X/X/XXXX payment.

REASON FOR DEFAULT: Unknown

MODIFICATION:  NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XXX months, modified P&I $XXX.XX, no maturity date specified.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  Active CHXX BK filed in XXXX.  Unable to verify filing date or POC amount.  Prior CHXX BK filed in XXXX and dismissed in XXXX.  Prior CHXX BK from XXXX.

PROPERTY:  Property is owner occupied with no issues noted.

433144156	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A mod is completed, no RFD is given. X/XXXX Borrower reports they have been impacted by XXXX-XX, a FB plan is started. XX/XXXX Plan is kept. XX/XXXX A final mod is completed. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: FC is active when the history starts in X/XXXX. X/XXXX FC is being contested. Reinstated in XX/XXXX via a mod.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145198	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years. Hardship in XXXX due to expenses for home repairs. Borrower has maintained contact throughout delinquency to make payments, there are multiple failed promises and NSF returns and no formal loss mitigation initiated. Account was fully reinstated XXXX XXXX, last contact X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations and home repairs

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX. $XX,XXX.XX deferred balance is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143885	XXXX 24M PHCH	DELQ	03/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: RFD as of X/X/XXXX was pay check was late. Appears borrower XXXXbe self employed. X/XX/XXXX borrower stated loss work due to XXXX. Very little contact with the borrower, most contact has been related to insurance claim and has been with the contractor.

REASON FOR DEFAULT: Income curtailment.  .

MODIFICATION: STEP RATE, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: Loss draft received in X/XXXX for water damage, amount of loss was $XXX,XXX.XX, check received in the amount of $XX,XXX.XX.  Funds released for XX% completion on X/XX/XXXX.  Appears that funds that have been released were lost in the mail and also sent to the wrong address, contractor has made many calls trying to resolve.   Additional claim funds in the amount of $XX,XXX.XX XXXXhave been received, unable to confirm.   Unable to confirm if contractor has received payment or if work has been completed.  There is also comments in XX/XXXX stating fire damage, but all other damage comments state water damage.

433143291	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a workout in XX/XXXX; servicer approved a repayment plan. Second repayment plan offered in XX/XXXX, but the borrower refused. However, the borrower accepted plan in XX/XXXX. As of XX/XXXX, the borrower stated she could not reinstate the loan fully and requested a modification. Servicer sent out loss mitigation packet. Stip to mod approved in XX/XXXX. Plan complete and mod processed in XX/XXXX. Last contact on XX/XX/XXXX, borrower stated she would make a payment later that day.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, unemployment.  As of XX/XXXX, the borrower stated hours were reduced.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.   Owner occupied per data tape.

433143633	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 2	BORROWER CONTACT: No workouts have been offered. Authorized Xrd party called in X/X/XXXX and made a payment over the phone which posted same day.

REASON FOR DEFAULT: Unknown

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144600	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was offered a repayment plan on X/XX/XXXX but declined due to payment being unaffordable. Last contact XX/XX/XXXX servicer told borrower claim check was mailed back and provided tacking number. Borrower got upset that check was mailed via regular mail.

REASON FOR DEFAULT: Illness of family member.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Borrower on X/XX/XXXX informed servicer of property damage. As of X/XX/XXXX servicer notes water damage on X/XX/XXXX.  Servicer received a claim check for $XX,XXX.XX on XX/XX/XXXX servicer endorsed and mailed back, claim closed XX/XX/XXXX.  No inspection was completed.

433143302	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: No borrower contact noted, borrower has not returned servicers calls. Skin tracking was completed by servicer from X/XXXX through XX/XXXX.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXXXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144609	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower listed curtailment of income for the reason for default. Minimal contact with the borrower

REASON FOR DEFAULT: The latest reason for default was listed as income reduction as she is a teacher and pay was delayed.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX,.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX,  Step X at X.XXX%, for XX years P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433143714	XXXX 24M PHCH	CURR	04/01/2021	03/13/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. XX/XXXX Plan is kept. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKXX is active when the history starts in X/XXXX (filing date not found). Discharged X/XXXX.

PROPERTY: No property issues found.

433143674	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower fell behind on the loan in X/XXXX. RFD due to excessive obligations. Unauthorized Xrd party called in XX/XXXX stating that the borrower deeded the property to him and was to send in the information, was also advised to have the borrower authorize him on the loan. Borrower called in on XX/XX/XX requesting to provide authorization to Xrd party. Loan was brought current on XX/XX/XX, borrower has missed a couple of payments since then but was able to make additional payments to keep the loan current. Last contact was on X/X/XX, Xrd party called in to schedule a payment.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/X/XXXX.

433144483	XXXX 24M PHCH	DELQ	02/01/2021	01/11/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower on X/XX/XXXX, setting up repayment plan to get back on track. Borrower then missed XXXX and XXXX payments. No recent contact with the borrower to determine an RFD or intent. It appears that this in an investment property.

REASON FOR DEFAULT: No RFD provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXXXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144504	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated XX payments to prevent FC sale XXXX , hardship and source of funds are not noted. Borrower defaulted immediately and has been unresponsive since last contact XX/XX/XXXX. Account is XXXX delinquent in the last XX months, most recent reinstatement in XXXX XXXX.

REASON FOR DEFAULT: Income curtailment, details unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure was initiated prior to XXXX  XXXX, dismissed after reinstatement.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143569	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone to bring the account current. The loan has remained current since that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to income reduction as a result of the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145176	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX Borrower defaults on a trial plan , FC is resumed. Notes on X/XX/XXXX reference a rush reinstatement quote. No contact history provided from X/XXXX-X/XXXX. Pay history suggests the account was reinstated in X/XXXX. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. XX/XXXX Plan is kept. As of X/XXXX borrower is still struggling due to XXXX-XX. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT:  X/XXXX Curtailment of income. X/XXXX XXXX .

MODIFICATION: N/A

FORECLOSURE: XXXX Account is in FC, reinstated X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144441	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was in FC when history began in X/XXXX, on hold for a trial plan. Borrowers completed the plan in X/XXXX and received approval for a mod which was processed in X/XXXX; FC file closed. Credit reporting dispute was received in X/XXXX. Co-borrower requested a copy of the mod in X/XXXX, also requested payoff quote and pay history from the very start of acquisition. Borrower called in on X/XX/XX stating out of work for X weeks due to the XXXX unable to make payment; XXXX was shutdown. A X month deferral was approved and processed in X/XXXX. Last contact was on X/XX/XX, co-borrower scheduled a payment towards escrow shortage. Loan is current.

REASON FOR DEFAULT: Unemployment due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: Loan was in FC when history began in X/XXXX. FC file was closed due to modification. Motion to dismiss FC was filed, dismissal was granted.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144086	XXXX 24M PHCH	DELQ	03/01/2021	02/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower advised that they would make a payment thru the phone pay system.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, excessive obligations.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XXXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144863	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling XX-delinquent from XXXX XXXX until cured XXXX XXXX, hardship due to income curtailment and medical expenses resulting from cancer treatment. Borrower maintains contact for payments but declines to discuss financials or loss mitigation. Account is performing last X months, last contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness, income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKX discharged prior to XXXX  XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

433145317	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	Yes	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Account is being reviewed for loss mit assistance by the prior servicer. XX/XXXX A final mod completed after a trial period, no RFD is given. XX/XXXX A death certificate for one of the borrowers is found. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Borrower requests the XXXX FB be removed from their account. Borrower has been cooperative. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143803	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Mod denied in XX/XXXX, exact reason is not noted. Borrower stated in XX/XXXX that they would like a longer repayment plan. A XX-month plan was granted in XX/XXXX but as of XX/XXXX plan was changed to a XX-month plan. Plan cancelled in XX/XXXX due to non-payment. Borrower requested a modification in XX/XXXX. Stip to mod approved in XX/XXXX. Plan completed and mod processed in XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: FC started on XX/XX/XXXX; closed and billed in XX/XXXX due to reinstatement.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433143608	XXXX 24M PHCH	CURR	03/25/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrowers noted in the contact history despite noted attempts by the servicer. The notes from X/XX/XXXX indicate the borrowers XXXXbe deceased based on skip tracing information found. The loan is current, no indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143909	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and servicer mentioned a repay plan as an option. Servicer offered a X-month repay plan in X/XXXX, borrower declined. Last contact was a phone payment in X/XXXX. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433144018	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has been unemployed due to XXXX but has stayed in contact with the servicer and made payments when possible.

REASON FOR DEFAULT: First contact was on X/XX/XXXX, borrower stated affected by XXXX and could not make payment.  Was out of work due to exposure and unable to return until the end of XXXX .   Comments reference extension and forbearance, but not seeing where the servicer rolled the due date.  Last contact was X/XX/XXXX, still struggling to make payments.    Borrower has had at least X modifications.

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance of $XX,XXX.XX.  $X,XXX.XX of this amount is forgivable if borrower is not XX days delinquent on X, X and X anniversaries.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145097	XXXX 24M PHCH	CURR	03/18/2021	03/10/2021	XXXX	XXXX	Yes	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided between XX/XX/XXXX and XX/XX/XXXX. Co-borrower noted a deceased as of XX/XX/XXXX, death certificate on file. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of late charges and their negative impact on credit reporting, borrower requested to have number removed.

REASON FOR DEFAULT: Borrower illness and son passed away.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144152	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Stip to mod approved in XX/XXXX. Plan completed and mod processed in XX/XXXX. Repayment plan approved in XX/XXXX. Borrower requested assistance in XX/XXXX; five month deferment granted. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, unemployment. RFD per notes on XX/XX/XXXX, death in the family.  As of XX/XXXX, borrower unemployed due to XXXX. RFD per notes on XX/XX/XXXX, change in pay cycle.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X. Deferment granted in XX/XXXX, due date rolled from XX/XX/XXXX to XX/XX/XXXX.

FORECLOSURE:  FC closed and billed in XX/XXXX due to modification.  FC started a second time on XX/XX/XXXX; closed and billed due to reinstatement.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

433144275	XXXX 24M PHCH	CURR	05/01/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: File was in FC when history began in XXXX, on hold for loss mit. RFD: curtailment of income. Borrower appears to have completed a trial plan in X/XXXX and received approval for a mod effective X/X/XX. Mod was processed in X/XXXX - escrow was processed effective X/X/XX to match the final mod agreement. Borrower fell behind on the loan in XXXX, called in on X/X/XX to schedule a payment to bring the loan current, indicating RFD was due to medical. Last contact was on X/XX/XX, borrower stated that he received the XXXX billing statement and advised that the payment he made on X/X/XX was supposed to be for XXXX - XXXX tember. Loan is paid ahead.

REASON FOR DEFAULT: Borrower illness, curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: File was in FC when history began in XXXX. FC file was closed in X/XXXX due to modification. Motion to dismiss FC was filed; dismissal was granted.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144739	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Repayment plan is set up, plan is kept. Several more repayment plan are active on the account. X/XXXX Borrower reports they have been impacted by XXXX-XX, a deferral is completed. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX, borrower requests to be removed from loss mit.

REASON FOR DEFAULT: X/XXXX Work has been slow. X/XXXX Temporary unemployment. X/XXXX XXXX .

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X.X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144491	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower indicated on X/XX/XX that his wife was awarded the house in the divorce and should be the one to make the payments; workout options were discussed. Ex-spouse called in on X/XX/XX informing that she sent payment via overnight. Borrower called in on X/XX/XX wanting to know if ex-wife made the payment and was advised to reach out to ex-wife to confirm. Borrower/ex-spouse failed to make several payments in XXXX but were able to make additional payments to bring the loan current. Last contact was on X/XX/XX, ex-spouse called in to schedule a payment to bring the loan current.

REASON FOR DEFAULT: Divorce.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: File has been referred to FC, referral date not available. Motion to dismiss FC was filed in X/XXXX; dismissal was granted in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145336	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Per comments no workout has been offered to borrower. Last contact X/X/XXXX borrower made a payment over the phone covering the X/XXXX through X/XXXX payments. .

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144628	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made monthly phone payments beginning in X/XXXX. Borrower declined a repay plan and a mod review in XX/XXXX. NSF payment in XX/XXXX, borrower declined another repay offer. Borrower reviewed flood insurance disbursements with servicer in XX/XXXX. No further contact. Borrower made a website payment in X/XXXX.

REASON FOR DEFAULT: Unexpected car expenses, borrower illness

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XXis not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143656	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Repay plan approved by prior servicer was completed XXXX XXXX, borrower defaulted again XXXXdue unemployment, unable to commit to a cure until new job starts XXXX . Account remained rolling XX-delinquent until fully reinstated XXXX XXXX with little ongoing contact. Last contact X/XX/XXXX insurance claim inquiry.

REASON FOR DEFAULT: XXXX unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Claim opened XXXX XXXX for wind/hail DOL XXXX XXXX, checks iao $XXXX and $XX,XXX were released immediately upon receipt due to current loan status, claim is non-monitored.
433143783	XXXX 24M PHCH	CURR	03/27/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Only contact with borrower was during phone payments. Borrower would miss several payments and then make a lump sum reinstatement. No requests for payment assistance. Borrower lump sum payment was applied to escrow in XX/XXXX; borrower requested funds be applied to reinstate the account. No further contact.

REASON FOR DEFAULT: Excessive obligations (medical bills)

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144829	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower asking about an inspection and status of the Mod being processed. The Mod was a Stip/Blind Mod with the borrower qualifying by making X trial/stip payments which the borrower successfully completed. The borrower was disabled and was applying for long term disability. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was illness of the borrower.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433144546	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Recent contact is limited to borrower’s son calling in to make payment arrangements. No loss mit activity noted. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143199	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower, most payments made via the website. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, the maturity date is unknown.  Deferred balance iao $X.  Forgiven amount of $XXX,XXX.XX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433144870	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. No further contact since that time despite noted attempts to contact. The borrower usually makes payments via the servicer's IVR. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. Was also providing assistance to family. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for X years at $XXX.XX/mo, then X.XX% for X year at $XXX.XX/mo, then X.XX% for remaining term at $XXX.XX/mo. Term is XX years, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144719	XXXX 24M PHCH	CURR	04/01/2021	02/09/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower despite monthly dialer attempts.

REASON FOR DEFAULT: Not provided

MODIFICATION: EXPIRED IO TEMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $X,XXX.XX, expires X/X/XXXX, maturity not stated. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143793	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Authorized Xrd party called in X/XX/XXXX inquiring about possible MOD. Servicer advised to complete workout packet. Complete workout packet received X/X/XXXX, a trial FB plan was approved X/XX/XXXX. The FB plan is for X months with payments of $X,XXX.XX with a start date of X/X/XXXX. Plan completed and loan modified in XX/XXXX. Last contact X/X/XXXX the authorized Xrd party made a payment over the phone which posted same day.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: Referred to FC XX/XX/XXXX, sale was set for X/XX/XXXX which was postponed due to XXXX.  FC closed X/X/XXXX.

BANKRUPTCY: Borrower filed a BK XX, date filed unknown BK was dismissed X/X/XXXX.

PROPERTY: NA

433143140	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower is working with loss mit, docs are being submitted. X/XXXX A stip to mod is approved. XX/XXXX Mod is completed. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Death of a family member. X/XXXX Paycheck issues. X/XXXX Payroll issues.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143694	XXXX 24M PHCH	DELQ	03/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to government shutdown; late getting paid. Borrower inquired about refinance X/XX/XXXX. Borrower stated X/X/XXXX business income late. Borrower again inquired about refinance X/XX/XXXX. Borrower stated X/XX/XXXX doing independent contracting; pay delayed. Hardship continued through contact history. Borrower inquired about corp advance fees XX/X/XXXX. Borrower stated XX/X/XXXX bank took payment. Borrower stated XX/XX/XXXX self-employed and not always paid at the same time. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143372	XXXX 24M PHCH	DELQ	03/01/2021	02/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years, no financials or loss mitigation is noted. Hardship XXXX XXXX was due to costs to remodel home and cut down trees. Borrower maintains contact for payments with no further updates to circumstances. Most recent reinstatement posted XXXX and borrower paid timely until missed payment XXXX . Last contact X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144768	XXXX 24M PHCH	CURR	04/28/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower inquired XXXXabout how BK settlement funds were applied and was advised to make request in writing due to age of BK settlement, nothing further noted on this issue. Borrower maintained contact throughout XXXX delinquency with multiple broken promises to pay. Borrower advised XXXXthat coborrower no longer occupies or contributes, they were not XXXXried when purchasing property so she does not have a divorce decree or quitclaim. X-month trial plan approved XXXX , paid as agreed and borrower remains current post=mod. Last contact X/XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: family illness.  XXXXX: income curtailment, borrower illness

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures XXX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: Referred to foreclosure XXXX , first legal completed XXXX , loss mitigation hold XXXX , cancelled after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145333	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is deceased. X/XXXX heXXXX were trying to sell the property. Property is vacant and secured. X/X/XXXX RFD of heir was unemployment. Last contact on X/XX/XXXX regarding making payment. HeXXXX have not provide intent recently. Unable to determine if property is still listed.

REASON FOR DEFAULT: Borrower is deceased.  Heir was unemployed in X/XXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145159	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower continued to make a phone payment every few months. He said payment had already been mailed in X/XXXX, and made another phone payment in X/XXXX. Borrower made a phone payment in XX/XXXX, and the last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Excessive obligations, helped his children financially, on fixed income

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower reported some water in the basement in X/XXXX, but was able to handle the repairs without making a claim.
433144054	XXXX 24M PHCH	DELQ	02/01/2021	01/04/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower makes contact every X to X months to reinstate account but declines to discuss hardship or loss mitigation. Last contact X/X/XXXX to reinstate X payments.

REASON FOR DEFAULT: Unknown

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144526	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower and servicer discussed repayment plan on X/X/XXXX, as of X/X/XXXX servicer set up a X month repayment plan no further details of plan noted. Borrower on X/XX/XXXX stated impacted by XXXX. Servicer set up a repayment plan on X/XX/XXXX, as of X/X/XXXX repayment plan canceled as loan is current. No further assistance has been requested. Last contact X/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Unemployment

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433145197	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower was unable to borrower from XXXK to make payments, wanted to pay $X,XXX.XX and then pay rest of delinquency over XX months. Relief granted in Borrower's BK on X/X/XXXX. As soon are relief was granted borrower's attorney was calling regarding loss mitigation. Borrower submitting documentation for loss mitigation X/XX/XXXX. Complete package received X/XX/XXXX. Stip plan as of X/X/XXXX with X payments of $X,XXX.XX starting X/X/XXXX. Down payment of $X,XXX.XX. Only contact with the borrower post modification was follow-up on obtaining signed documents. Last contact X/XX/XXXX, sending documents.

REASON FOR DEFAULT: RFD as of X/XX/XXXX was divorce.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  No deferred amount.  Modification executed after the first payment date.

FORECLOSURE: Foreclosure sale date was set for X/X/XXXX, which then started being postponed due to XXXX.  Foreclosure closed when modification was boarded

BANKRUPTCY: Active BKXX in X/XXXX and servicer filed motion for relief.  Prior servicer comments state relief granted X/X/XXXX.   It appears that co-borrower then filed a Xnd BK and relief was granted X/XX/XXXX.

PROPERTY: No evidence of property damage.

433145338	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX RFD was wife was late in receiving pay check and has X homes. X/XX/XXXX borrower asking for assistance as lost his job due to XXXX. Only contact with the borrower since modification has been related to making payments. Unable to determine if borrower has returned to work.

REASON FOR DEFAULT: Borrower lost job due to XXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144614	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower advised XXXX XXXX that he is out of work for X months due cancer and surgery. Repay plan failed XXXX , double payments not affordable. New terms agreed XXXX , plan failed XXXX XXXX. XXXX forbearance was approved through XXXX XXXX. Borrower advised XXXXthat he could resume payments but not cure arrears. Proprietary mod accepted with no trial or down payment required. Account is performing post-mod, last contact XX/XX/XXXX.

REASON FOR DEFAULT: Borrower illness, unemployment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143745	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX, RFD was medical issues and had been in and out of the hospital. Borrower makes payments as promised and has been ill for the last X years based on the comments. Last contact was X/X/XXXX, but call was terminated as bad connection

REASON FOR DEFAULT: Illness of borrower has been the only RFD

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144849	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: As of X/XX/XXXX servicer notes receipt of a workout packet, servicer advised borrower of missing documents for MOD review. As of X/XX/XXXX it appears all documents were received and servicer set up a X month FB plan. Loan was modified in X/XXXX, borrower financially qualified. Borrower on X/XX/XXXX stated they are impacted by XXXX, borrower inquired about options. As of X/XX/XXXX servicer set up a X month repayment plan, details of plan not noted. Borrower on X/XX/XXXX inquired about a possible deferral. Second repayment plan set up X/XX/XXXX, no details noted. As of XX/XX/XXXX MOD workout packet mailed to borrower. A complete MOD workout packet was received XX/XX/XXXX, loan was modified again in X/XXXX. Last contact X/XX/XXXX borrower and servicer discussed details of the MOC.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144769	XXXX 24M PHCH	CURR	03/18/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact X/XX/XXXX Xrd party called in and made a payment over the phone which posted X/XX/XXXX, nothing further discussed. No loss mit has been offered.

REASON FOR DEFAULT: Unknown

MODIFICATION: Missing mod dated X/XX/XXXX. Prior mod in XXXX. Email in OTHER FORECLOSURE docs in the loan file dated X/XX/XXXX stated that the borrower had been approved for X.XX% at $XXX.XX monthly which are the terms being serviced currently. PH in loan file shows the first pmt at $XXX.XX was posted in X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143618	XXXX 24M PHCH	CURR	03/15/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and had made payment arrangements with the HOA in X/XXXX to resolve fee issues. Servicer offered a XXmonth repay plan in X/XXXX, but borrower cancelled a payment that month. Borrower continued to have monthly contact with servicer, but declined payment assistance. Borrower confirmed he was not affected by XXXX in X/XXXX. Last contact was a promise to pay in X/XXXX. Subsequent payments have been made through the IVR.

REASON FOR DEFAULT: Issues with HOA fees, excessive obligations, started a new job, car repairs, spouse had reduced work hours

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143262	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had monthly contact with servicer, usually during a phone payment. In X/XXXX, borrower asked why loan wasn't reported on credit, and servicer advised borrower to reaffirm a bankruptcy to have credit reporting on the loan. Borrower was not affected by XXXX in X/XXXX, and didn't qualify for a FB plan. Borrower declined a repay plan in X/XXXX as not affordable. Borrower applied for XXXX assistance in X/XXXX, and servicer approved a X-month FB plan the following month. Borrower made a double payment in XX/XXXX to reinstate the account. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Borrowers are divorced; borrower occupies the home. Home repairs and other bills, surgery. XXXX impact-reduced income

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX without reaffirmation, details were not provided

PROPERTY: Owner occupied
433144822	XXXX 24M PHCH	CURR	03/25/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX, servicer advised that they would need the borrower to fill out loss mitigation application. Borrower advised of missing documents in XX/XXXX. Stip to mod approved in XX/XXXX. Plan completed and mod processed in XX/XXXX. Last contact on XX/XX/XXXX, borrower advised that last payment was short due to escrow shortage.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: Per notes on XX/XX/XXXX, borrower discharged from BK X. Specific details of BK are unknown.

PROPERTY: No evidence of property issues found in the comments.  Owner occupied per notes on XX/XX/XXXX.

433143406	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer and borrower set up a repayment plan on X/XX/XXXX for X months, no further details noted. Comments in X/XXXX indicate payment plan kept, no further workout offered.

REASON FOR DEFAULT: Family death

MODIFICATION:  Missing mod dated XX/X/XXXX.

FORECLOSURE: Comments indicate there was an FC action, date referred to FC unknown.  FC closed X/XX/XXXX.

BANKRUPTCY: BKXX filed in XXXX, BK was dismissed X/XX/XXXX. Prior BKXX filed in XXXX was dismissed in XXXX.

PROPERTY: NA

433145182	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A deferment is being discussed with the borrower. No contact history was found for X/XXXX - X/XXXX. Payment history suggests a deferment was completed in X/XXXX. XX/XXXX A repayment plan is set up. X/XXXX Borrower reinstates the account, plan is canceled. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. XX/X/XXXX Plan is kept. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Excessive obligations.XX/XXXX Medical bills. XX/XXXX Death of a family member. X/XXXX XXXX

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143774	XXXX 24M PHCH	CURR	04/07/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, borrower had personal items stolen.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144642	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower called with general insurance question. Borrower was last offered Loss Mit RPP X/XX/XXXX.

REASON FOR DEFAULT: No default in XX months. RFD was last noted on X/X/XXXX as excessive obligations.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures XX/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/XX/XXXX indicated subject property was located in a XXXX  declared disaster area. Comments did not indicate subject property was effected by the disaster. Comments last indicated subject property was owner occupied on X/XX/XXXX.  Current property condition is unknown.

433143979	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer applied restricted escrow funds to fully reinstate account XXXX XXXX. Borrower defaulted XXXX and was unresponsive until XXXX XXXX response to repay solicitation, no details provided about income curtailment. Plan completed with $XK down payment and X payments to cure arrears in XXXX , account remains current with no further contact since XX/X/XXXX.

REASON FOR DEFAULT: Income curtailment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX, XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per inspection. No property issues noted.

433144815	XXXX 24M PHCH	CURR	04/04/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX, borrower called to make payment, RFD was on tight budget. RFD on X/XX/XXXX was change of job. Borrower sent in loss mitigation package XX/X/XXXX, but it was not complete. Complete package received X/XX/XXXX. Borrower placed on stip plan X/XX/XXXX with down payment of $X,XXX.XX and X payments of $X,XXX.XX, first payment due X/X/XXXX. Loan has been modified at least twice.

REASON FOR DEFAULT: Based on various RFDs borrower is over extended.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: Referred to foreclosure X/X/XXXX.  Foreclosure cancelled when modification was boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144122	XXXX 24M PHCH	DELQ	03/01/2021	02/24/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Mod review requested in XX/XXXX through BK courts due to XXXX. Mod denied in XX/XX/XXXX due to insufficient income. Borrower stated she did not include child support income. Stip to mod approved in XX/XXXX, but as of XX/XX/XXXX borrower stated she no longer needed a mod as she had been approved to receive funds from state backed program. Last contact on XX/XX/XXXX, borrower wanted to verify due date.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, unemployment.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: FC closed and billed in XX/XXXX due to reinstatement.

BANKRUPTCY: Comments begin with loan in BK status. BK XX filing date unknown, dismissed in XX/XXXX.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433145276	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with prior servicer until history ends in X/XXXX. History gap between X/XXXX and XX/XXXX. Welcome call completed in XX/XXXX after loan transferred servicing. Borrower verified payment receipt in XX/XXXX, and made a phone payment in X/XXXX. Borrower reported a XXXX impact in X/XXXX, and servicer granted a X-month FB plan and completed a X-month deferral in X/XXXX. Borrower verified the maturity date and balloon amount in X/XXXX, and verified the UPB in X/XXXX. Last contact was in X/XXXX when borrower asked about suspense funds and wanted to refinance to a lower interest rate.

REASON FOR DEFAULT: XXXX-unknown. XXXX-XXXX impact

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144145	XXXX 24M PHCH	BK11	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mods noted in XXXX and XXXX. Prior CHXX BK filed in XXXX. Borrower ultimately defaulted on the loan in XXXX due to income curtailment. File has been in FC until X/XXXX when borrower filed CHXX BK with case remaining active. BK cramdown noted with secured amount $XXX,XXX and unsecured $XXX,XXX.XX. Servicer has had limited contact with the borrower with last contact X/X/XXXX regarding name change and certificate of XXXXriage. Loan has been paid as agreed since the BK cramdown agreement and is current.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: BK CRAMDOWN, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXXX.XX, no maturity date noted. No deferred balance noted but unsecured amount $XXX,XXX.XX, no details if any portion of this is recoverable. No BK docs found in loan file with cramdown terms, information came from comments entered X/XX/XXXX stating they were from a cram-down order entered X/XX/XXXX.

FORECLOSURE: FC filed in XXXX blocked by CHXX BK.  Unable to verify the FC stages.

BANKRUPTCY:  Active CHXX BK filed in XXXX awaiting closure. BK Cramdown noted.  Prior CHXX BK filed in XXXX, converted to BKX and discharged in XXXX.

PROPERTY: Property is owner occupied with no issues noted.
433144625	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was delinquent when history began in XXXX. File was referred to FC in X/XXXX. Taxes confirmed paid and current on X/XX/XX. Borrower called in X/XXXX wanting to know if he could reinstate the loan with funds from XXXK, borrower was offered a stip plan for X payments, effective X/X/XX. Borrower called in on X/X/XX (last contact), borrower requested for the stip docs to be emailed to him. Borrower completed the stip plan in X/XXXX and received approval for a mod effective X/X/XX; FC stopped. Loan is currently paid ahead.

REASON FOR DEFAULT: Financial hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: File was referred to FC in X/XXXX. FC stopped in X/XXXX due to modification. Motion to dismiss FC was filed; dismissal granted.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143198	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: No workout offered over last XX months. Last contact X/XX/XXXX borrower made a payment which posted X/XX/XXXX, nothing further discussed.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143404	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and said the property was sold at a foreclosure sale on X/XX/XXXX. Said sheriff came to home the previous day and said need to vacate the property. The borrower thought this loan had foreclosed but it was confirmed that a third party lien completed the foreclosure sale. Contact history shows multiple attempts from second lienholder to obtain a payoff from servicer, all of which were ignored due to not having a signed authorization from the borrower. The loan is current and payments have continued to be paid throughout the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income as a result of the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.XX% for remaining term at $XXX.XX/mo. Loan term is XX years, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The notes from X/XXXX indicate that the property has sold at a third party lien's foreclosure sale and the beneficiary of the sale is attempting to evict the borrower. The notes do not confirm if the servicer was aware of the foreclosure sale until recently. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.

TITLE: Jr mortgage foreclosed in XXXX, and property sold third party. Subject mortgage holds first priority to party now in title via jr's fc.
433144794	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	Yes	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the authorized third party called and said would send payment by the end of the month when they get paid. No further contact despite noted attempts. The borrower is deceased. The loan is current but has had a sporadic payment history. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to a car accident and paying for a rental and car repairs. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143901	XXXX 24M PHCH	DELQ	03/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified payment receipt in X/XXXX, as servicer was requiring certified funds through X/XXXX. No contact again until X/XXXX, when borrower verified the loan status and due date. Borrower mentioned a XXXX hardship, and servicer approved a X-month FB plan with credit reporting suppressed. Borrower verified payment receipt in X/XXXX, and asked about additional assistance in X/XXXX. Borrower made phone payments over the next few months. Last contact was a phone payment in X/XXXX; servicer also educated borrower on website payment options.

REASON FOR DEFAULT: Borrower illness, XXXX impact - loss of income from reduced work hours

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433144686	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Repayment plan is set up. X/XXXX Borrower reports they have been impacted by XXXX-XX, another repayment plan is set up. X/XXXX Plan is kept. X/XX/XXXX Additional XXXX assistance is requested, an extension is approved. XX/XXXX A XXXX deferral is implemented. Borrower has been cooperative. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Natural disaster. X/XXXX Work hours cut. XX/XXXX Death of a family member. X/XXXX XXXX .

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144641	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	Yes	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower's grandparents signed mortgage only, both are deceased on unknown date. Borrower accepted a X-month trial solicitation XXXX , hardship and financials not provided. Plan was paid and mod finalized XXXX . Borrower defaulted immediately and was unresponsive until acceptance of a X-month trial starting XXXX XXXX with $XXXX down payment. Plan was paid timely and account remains current post-mod, last contact X/XX/XXXX. Current employment and financials are unknown.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144364	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was X/XX/XXXX promising payment and RFD of income curtailment. No payment was received in XXXX . Last contact with the borrower was X/XX/XXXX, same RFD of work slow.

REASON FOR DEFAULT: Same RFD, work is slow.   Borrower is trying to make payments and has been traveling out of the area for work.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145020	XXXX 24M PHCH	DELQ	03/01/2021	02/27/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: No CH prior to XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for X payment special forbearance as of XX/XX/XXXX, plan ended as of XX/XX/XXXX. Borrower declined further XXXX-XX assistance as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Car repairs, and curtailment of income due to XXXX-XX.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143968	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was XX/XX/XXXX requesting statement showing escrow disbursements. XXXX deferment done for X months rolling due date from X/XXXX to XX/XXXX. Borrower agreed to deferment and servicer boarded in XX/XXXX. Last contact with the borrower was XX/XX/XXXX agreeing to the deferment.

REASON FOR DEFAULT: Investment property and tenant not payment.

MODIFICATION: STEP MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143172	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Principal reduction payments.

BORROWER CONTACT:  Borrower and servicer on X/X/XXXX discussed possible MOD, servicer advised borrower to send in loss mit packet.  Borrower on XX/X/XXXX stated paid $XXk to reinstate loan which covered the XX/XXXX through XX/XXXX payments.  Last contact X/XX/XXXX borrower requested XXXX tax information which was provided.

REASON FOR DEFAULT: NA

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: On X/XX/XXXX called stating they had a total loss due to fire at home in XX/XXXX.  Borrower stated that since property sold to friend who was not on insurance policy so does not feel they will get paid.  Borrower received denial letter received X/X/XXXX.  Borrower on X/XX/XXXX stating they received $XXXk in insurance funds, funds have never been sent to servicer.  Borrower attempted to file a claim with force placed insurance per comments on X/XX/XXXX, unknown results.  No further loss draft notes as of X/XX/XXXX.

TITLE ISSUES: Borrower on X/XX/XXXX stated he sold property to a friend. Current title report confirms borrower conveyed to Xrd party in XXXX.

433144980	XXXX 24M PHCH	DELQ	03/01/2021	02/09/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: No CH prior to XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired why amount on billing statement is different than what's owed, was advised due to statement being generated prior to late fee, borrower understood.

REASON FOR DEFAULT: Oversight.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144813	XXXX 24M PHCH	CURR	03/26/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX disputing the amount due and was advised that the XXXX payment was received but not applied and was in suspense; borrower stated that she would make the XXXX payment by the end of the month. Suspense funds were applied on X/XX/XX. Pre-FC loss mit letter was sent on XX/X/XX. Borrower scheduled a payment on XX/XX/XX; was advised of assistance. Pre-FC loss mit letter was sent on X/X/XX. Borrower scheduled X payments on X/XX/XX; RFD due to excessive obligation. Repayment plan was approved and set up in X/XXXX; completed in X/XXXX. Last contact was in X/XXXX, borrower called to set up a payment stating that she has a lot of expenses as the reason for default. Loan is current.

REASON FOR DEFAULT: Excessive expenses, excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes dated X/XX/XXXX indicates property has damage, no details provided.

433144921	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive to collection efforts until foreclosure referral, then reinstated X payments, no hardship provided. Borrower paid timely until missed payment XXXX and was again unresponsive throughout rolling XX-delinquency. At last contact XX/X/XXXX borrower advised they didn't know they were delinquent and hung up. Account is current since reinstatement XXXX .

REASON FOR DEFAULT: Unknown

MODIFICATION: Per seller loan was modified X/X/XXXX; copy is missing.

FORECLOSURE: Referred to foreclosure XXXX XXXX, reinstated prior to first legal.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

TITLE ISSUES: Foreclosure title XXXXidentified prior X prior mortgages with invalid discharges and no marital status on vesting deed.  Title claim was filed on unknowns date, updated XX/XX/XXXX indicates title company will insure over the issues.

433144808	XXXX 24M PHCH	DELQ	03/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delinquent for the last X years, borrower unresponsive to contact efforts with no right party contact noted. Most recent reinstatement posted XXXX XXXX, borrower defaulted immediately and has since been XXXX delinquent.

REASON FOR DEFAULT: Unknown

MODIFICATION: Per seller loan was modified XX/X/XXXX, no mod found. Loan file includes rate change notices every six months. It appears the loan has not been modified but is still adjusting every six months in accordance with the original Note terms.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144961	XXXX 24M PHCH	DELQ	03/01/2021	02/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in unable to access the website and requested to be removed from XXXX relief programs. The borrower appears to be cooperative but the loan has become delinquent. No further contact with the borrower but no attempts made since the last contact. The notes also reflect a three month deferral completed in XX/XXXX. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to job loss caused by the XXXX-XX XXXX . Unclear if hardship is continuing based on the present loan status.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145113	XXXX 24M PHCH	CURR	04/20/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in regarding an insurance letter, was advised the hazard insurance policy was cancelled. The borrower said it was active and would provide notice. The loan was modified effective in X/XXXX after successfully completing a trial period plan and has remained current since that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower illness and excessive obligations. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. Nod deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the modification completed effective X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143895	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer notes on X/XX/XXXX that a repayment plan was canceled due to non performance, details of repayment plan not noted. No further workouts have been offered. Last contact X/XX/XXXX borrower stated they will make payment online which they did that day. Nothing further discussed.

REASON FOR DEFAULT: Unknown

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144545	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower's unauthorized sister made a payment on the account in X/XXXX, and confirmed there was no estate for the borrower. Sister had an NSF payment in X/XXXX, but reinstated the following month. Sister about assumption requirements in X/XXXX, and verified she was on the DOT and had been making payments for the past seven years. Infrequent contact over the next year, usually only during a phone payment. Sister has not sent in death certificate for borrower. Last contact was in XX/XXXX during a phone payment.

REASON FOR DEFAULT: Borrower is deceased

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
433143468	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: There is little borrower contact last X years and borrower declines to provide hardship details or discuss loss mitigation. Account is performing since reinstatement and last contact X/XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: excessive obligations. XXXX RFD: income curtailment

MODIFICATION: Per seller loan was modified XX/X/XXXX; copy is missing. No note found to confirm original terms but it appears loan XXXXnot have been modified.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143476	XXXX 24M PHCH	CURR	04/01/2021	01/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepted a X-month trial solicitation XXXX , hardship and financials not provided. Plan was paid timely and mod finalized XXXX . Account defaulted XXXXdue to borrower and spouse reduced work hours. Forbearance was approved through XXXX and extended to XXXX . Loss mitigation requested and a no-trial mod was approved effective XXXX XXXX, current employment and financial details no noted. First X payments have been made timely, last contact X/XX/XXXX escrow inquiry.

REASON FOR DEFAULT: XXXX income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure referred prior to XXXX  XXXX was placed on hold for loss mitigation prior to judgment entry, dismissed after modification XXXX .

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143687	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/X/XXXX due to divorce. Borrower stated X/X/XXXX filled out Mod workout packet. Stip to Mod denied X/XX/XXXX; lack of income. Borrower stated X/X/XXXX appealing Mod decision. Stip to Mod offered X/XX/XXXX for X-months starting X/X/XXXX. Plan confirmed kept X/XX/XXXX. Mod workout booked X/XX/XXXX. X-month repayment plan offered X/XX/XXXX due to XXXX . Borrower stated X/X/XXXX was laid off. Borrower submitted Mod workout packet X/XX/XXXX. Borrower stated X/X/XXXX income has increased. Servicer noted X/XX/XXXX borrower qualified for payment deferral which was booked X/XX/XXXX. Last contact X/XX/XXXX borrower inquired about FC letter.

REASON FOR DEFAULT: marital difficulties. Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Loan noted to be in BK at start of history; details of filing not provided. BK dismissed X/XX/XXXX.

PROPERTY: Property is owner-occupied. No property damage noted.
433143386	XXXX 24M PHCH	CURR	04/11/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the co-borrower called to discuss why the modification was rejected. Said the primary borrower is deceased and income is changing now that will receive benefits and retirement. Said will apply again for modification once has that documentation. The notes show the modification was denied due to incomplete documentation in XX/XXXX. The loan is currently active on a temp modification and the borrower is seeking another modification. However, no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the death of the primary borrower. Based on the recent notes, the co-borrower continues to experience hardship.

MODIFICATION: TEMP MOD, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for XX months, then rate and payments revert to original terms as of X/XX/XXXX . Modified P&I $XXX.XX. Maturity date was not changed. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144947	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower trying to qualify for loss mitigation in XXXX, but was slow on returning documentation. Complete package received XX/XX/XXXX. There is a cease and desist order. Stip plan set up on X/X/XXXX. Down payment of $X,XXX.XX with X payments of $X,XXX.XX, starting X/X/XXXX. Servicer returned personal check on X/X/XXXX, as payments were to be certified funds. Borrower made the stip payments, but most were after due date.

REASON FOR DEFAULT: Borrower has never provided RFD.  Cease and desist in place.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance.   Modification signed by borrower, but not servicer.

FORECLOSURE: Referred to foreclosure XX/X/XXXX.  Foreclosure cancelled after modification boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143435	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower was impacted by XXXX-XX due to temporary unemployment as of XX/XXXX. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was due to borrower illness.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433144726	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower only makes contact or responds to servicer when they can make payments. Borrower does keep promises, but is struggling to keep the loan current.

REASON FOR DEFAULT: Borrower has used the same RFD, reduction of work.   Appears borrower works in some type of seasonal work.  Borrower does keep promises when made.  Last contact on X/XX/XXXX.

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven balance.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143243	XXXX 24M PHCH	CURR	05/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is set up, no RFD is given. X/XXXX Plan is broken. XX/XXXX Another plan is set up. X/XXXX Plan is kept. Recently , the borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, maturity left unchanged X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: XX/XXXX File is referred to FC. Reinstated via a repayment plan in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144587	XXXX 24M PHCH	CURR	05/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delinquent for the last X years, hardship due to self-employed income curtailment due to weather and then XXXX . Borrower declined to discuss loss mitigation until request for XXXX assistance XXXX . Forbearance approved through XXXX XXXX, borrower reinstated XXXX and remains current, last contact XX/X/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at initial step rate of X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX,  $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKX discharged prior to XXXX  XXXX, case details and documents not provided.

PROPERTY: Property is owner occupied. No property issues noted.

433145074	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and had NSF payments in mid-XXXX. Servicer offered a repay plans or other assistance each month between X/XXXX-XX/XXXX, but borrower declined. Borrower accepted a repay plan in X/XXXX after two months of missed payments, and reinstated in X/XXXX. No contact again until borrower reported a XXXX impact in X/XXXX, and servicer approved a X-month FB plan. Borrower requested a plan extension in XX/XXXX, and servicer completed a X-month deferral in XX/XXXX. Last contact was a promise to pay in X/XXXX.

REASON FOR DEFAULT: Medical issues, excessive obligations, XXXX impact-borrower not working

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144738	XXXX 24M PHCH	CURR	04/06/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative but has not been responsive to noted attempts since then. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years and X months, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143600	XXXX 24M PHCH	CURR	04/25/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, illness of family member.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.  Owner occupied per notes on XX/XX/XXXX.

433144219	XXXX 24M PHCH	CURR	04/01/2021	03/13/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX, loan in active BKX. Borrower called in X/XXXX requesting a repayment plan and was advised not available due to active BK. Borrower was approved for a X month repayment plan in X/XXXX. BK was discharged. Repayment plan was completed in XX/XXXX. Borrower failed to make a couple of payments since then but was able to bring the loan current. Borrower called in on X/XX/XX stating that her job shut down X weeks prior due to the XXXX and would call to set up a repayment plan once she started receiving unemployment.

REASON FOR DEFAULT: Unemployment due to XXXX-XX. FB was approved  in X/XXXX and X/XXXX. Borrower called in on X/XX/XX wanting to know if she would be responsible for the late fees and was advised not while on the XXXX-XX program. Borrower inquired about FB plan in XX/XXXX and was advised to send in full packet for review. Borrower sent in a settlement tax waiver for the XXXX taxes on XX/XX/XX. Lien validation was completed and confirmed taxes are paid current with no prior delinquency. Last contact was in X/XXXX, borrower called for tax inquiry, call was transferred to the tax department. Loan is current.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan was in BKX when history began in XXXX, filing date is unknown. BK has been discharged as of XXXX.

PROPERTY: No property issues found.

433143675	XXXX 24M PHCH	CURR	05/01/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower defaulted on a repay plan XXXX , then fully reinstated XXXXwith no further discussion of loss mitigation. Account remained chronic delinquent through most recent reinstatement XXXX XXXX with little contact. Borrower is unresponsive since last contact X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure first legal was filed prior to XXXX  XXXX, loss mit hold removed XXXX XXXX, service completed XXXX . Judgment entered XXXXwas vacated after reinstatement.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145139	XXXX 24M PHCH	CURR	04/25/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has missed a couple of payments in a row twice in XX months. On X/X/XXXX RFD was slow income, borrower self employed. In XX/XXXX borrower advised she is elderly and that daughter and son-in-law handle the account but they don't appear to be aware of the slow pay. In X/XXXX daughter says the family owns a XXXX and with XXXX-XX business has slowed, servicer put them on repayment plan.

REASON FOR DEFAULT:  Income curtailment, self employed.

MODIFICATION: N/A

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Inspections show owner occupied.

433143677	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower said the payment had been mailed during contact in X/XXXX. Borrower didn't qualify for a repay plan in X/XXXX, but was able qualify for XXXX assistance in X/XXXX. Servicer granted a X-month FB plan. Borrower verified ability to pay in X/XXXX. No further contact.

REASON FOR DEFAULT: Wages garnished for state taxes, XXXX impact-reduced work hours

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143727	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Complete modification package received X/XX/XXXX. Modification denied in X/XXXX, high DTI. Borrower was to resubmit with proof of additional income. Updated complete package received XX/XX/XXXX. Borrower paid $XX,XXX.XX in X/XXXX to stop foreclosure sale and continue modification review. Stip plan X/XX/XXXX with down payment of $XX,XXX.XX and X payments of $X,XXX.XX starting X/X/XXXX. No contact with the borrower since loan modification. Borrower never provided a RFD.

REASON FOR DEFAULT: Based on loss mitigation denials it appears borrower can not afford the property.   Borrower has never provided and RFD.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred or forgiven amounts.

FORECLOSURE: Referred to attorney X/XX/XXXX and sale scheduled for XX/X/XXXX.  And postponed to X/X/XXXX due to loss mitigation review and then again to X/XX/XXXX and again to X/XX/XXXX.  XXXX hold then stopped any sale date from being set.  Foreclosure closed when modification boarded.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143379	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower trying to qualify for loss mitigation in X/XXXX, complete package received X/X/XXXX. Stip sent to borrower on X/XX/XXXX for X payments of $X,XXX.XX starting X/X/XXXX, no down payment. Borrower called on XX/XX/XXXX to follow up on the modification. RFD was illness of family member. XX/X/XXXX email from foreclosure attorney, borrower wants the modification, but dealing with the death of his wife. Executed modification documents received and modification boarded. Very little direct contact with borrower. Most contact via attorney due to active foreclosure.

REASON FOR DEFAULT: Death of Wife.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred or forgiven amount.    Modification shows signature block with XXXX and XXXX.   Only XXXX signed.  XXXX signed XXXX modification.  XXXX deceased just prior to modification.

FORECLOSURE: Active foreclosure in early XXXX.  Settlement conference set for X/X/XXXX.  Foreclosure cancelled when modification boarded.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143089	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Appears loan was in active loss mit at start of contact history, final mod approved as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XX/XXXX, requested assistance as of XX/XX/XXXX, approved for three month forbearance plan as of XX/XX/XXXX, approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of deferral letter sent and verified borrower payment for XX/XXXX.

REASON FOR DEFAULT: Borrower unemployment and curtailment of income due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history, appears agreement was reached at medication hearing for trial mod as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod, motion to dismiss FC granted as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143760	XXXX 24M PHCH	BK13	05/01/2021	03/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer is monitoring performing BK with no legal activity in the last X years and little borrower contact. Last contact X/X/XXXX borrower inquiry regarding name change.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed in XXXX, case details and documents not provided.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144030	XXXX 24M PHCH	BK11	04/01/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mods noted in XXXX and XXXX. Borrower filed CHXX BK in XXXX and case remains active. Servicer has had limited contact with the borrower due to the BK with last contact X/XX/XXXX requesting a XXXX statement. Loan has been XX+ days delinquent in the last XX months with borrower bringing current X/XXXX.

REASON FOR DEFAULT:  Unknown

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.  Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X.XX% with P&I $XXXX.XX beginning X/X/XXXX until maturity.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY:  Active CHXX BK filed in XXXX.  No plan filed and unable to verify filing date.  Agreed Order granted X/XX/XXXX.  Awaiting closing of BK from court with hearing adjourned to X/XX/XXXX.

PROPERTY: Property is non-owner occupied with no issues noted.
433144933	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a repay plan XXXX , hardship due to tax bill and expenses for new appliances. X-month repay plan was completed XXXXbut account remained delinquent due to servicer error in plan payment calculations. Borrower refused to discuss further with servicer and cured on her own XXXX ; account remains current with little ongoing contact. Last contact X/XXXXX.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144149	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Account is performing for the last X years except for XXXX XXXX , cured in XXXX ember. One borrower contact noted XX/XX/XXXX, borrower advised delinquency was due to illness and assistance was not needed.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143161	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was X/XX/XXXX, RFD was family issues. X/XX/XXXX RFD was home repairs. This was the last contact with the borrower other than making payments. Borrower does not stay in contact with the servicer or respond to notices or calls.

REASON FOR DEFAULT: Last RFD was X/XXXX and was home repairs.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX. No deferred or forgiven amount.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143206	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-XX delinquent for the last X years with little borrower contact. Borrower advised in XXXX that hardship is due to paid on last day of month with excessive obligations. No updates to circumstances provided until request for XXXX assistance XXXX . Forbearance approved through XXXX . Borrower advised XXXXthat hardship continues but kept promise to catch up by end of XXXX XXXX. Last contact X/XX/XXXX for reinstatement.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, maturity not specified, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144685	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower hardship noted X/XX/XXXX due to curtailment of income; lack of work. No recent contact noted with borrower.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.  Servicer currently collecting $XXX.XX in P&I payment amount; unable to determine reason for discrepancy.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144302	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX requesting to spread escrow shortage over XX months, unable to afford the increased payment; borrower is on a fixed income. Borrower called in X/XXXX to verify the scheduled payment indicating RFD was due to overextended with tax bill. NSF was processed in X/XXXX. Borrower stated on X/XX/XX that he would be taking care of his brother who was very ill, in XXXX. RFD in XX/XXXX was due to hip replacement, borrower declined repayment plan offer. Borrower called in X/XXXX indicating RFD due to XXXX-XX and was approved for a X month repayment plan. Repayment plan was changed to X payments in X/XXXX and completed on X/XX/XX; loan brought current in X/XXXX. Last contact was on X/XX/XX, borrower stated that he received a XX day grace period letter explaining that he receives his check every Xrd Wednesday of the month and would send a written request to see if he could have the grace period extended.

REASON FOR DEFAULT: XXXX-XX, borrower illness, family illness, fixed income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143398	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, borrower had forgotten to make payment and made it that day. Borrower uses grace period, but makes payment when contacted or make promise, which is kept.

REASON FOR DEFAULT: Last contact on X/XX/XXXX, making payment.   Borrower has never provided an RFD.

MODIFICATION: I/O TEMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX%, modified interest only payment $XXX.XX, expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX.   Interest only payments until X/X/XXXX when loan reverts to amortizing loan.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143542	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has been cooperative with fairly regular contact making payment arrangements and giving RFDs. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. X/XXXX Unemployment. XX/XXXX Single income. X/XXXX On vacation.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143359	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called about LPI and a billing statement in X/XXXX. Borrower called about LPI again in XX/XXXX, and obtained HOI in XX/XXXX. Borrower requested a XXXX statement in X/XXXX, and asked about late charges in X/XXXX. An authorized third party requested a VOM in X/XXXX. Last contact was in X/XXXX when borrower asked servicer to disburse for the insurance premium. Servicer verified coverage before disbursing the following week.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Mod was executed after the effective date; reason unknown.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143209	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower is working with loss mit. X/XXXX Stip to mod is approved. XX/XXXX Mod is completed. No recent significant activity was noted. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Property damage. X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: XX/XX/XXXX File is referred to FC, reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: XX/X/XXXX Borrower reports the RFD is property damages. No further mention of the issue was noted. No notes found indicating if/when repairs were completed.
433143115	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to reduction of income. Borrower stated X/X/XXXX had marital difficulties/divorce. X-month FB plan offered X/XX/XXXX due to XXXX . X-month payment deferral completed X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Borrower requested copy of deferral X/XX/XXXX. Last borrower contact noted XX/X/XXXX. Executed agreement confirmed received XX/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.  marital difficulties.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144301	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified payment options in X/XXXX. Borrower declined assistance in X/XXXX, stating hardship had been resolved, but didn't provide hardship details. Servicer discussed retention options in X/XXXX after BK dismissal. Borrower reinstated in X/XXXX, then no contact until a phone payment in X/XXXX due to a BK filing and dismissal. Borrower reported a XXXX impact in X/XXXX and asked for a BK plan extension. Infrequent contact continued. Borrower made a double phone payment in X/XXXX, and last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: XXXX-Personal reasons, borrower declined to provide details. XXXX-XXXX impact, details not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in X/XXXX, dismissed in X/XXXX. Chapter XX filed in XX/XXXX, dismissed in XX/XXXX. Chapter XX filed in X/XXXX, dismissed in X/XXXX.

PROPERTY: Owner occupied
433144684	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrowers received prior loan mods in XXXX and again in XXXX. Servicer granted a X month XXXX forbearance due to income curtailment and obligations. Borrowers brought loan current XX/XXXX and have paid as agreed since that time. They have been cooperative with the servicer with last contact X/XX/XX regarding total needed for reinstatement of account.

REASON FOR DEFAULT: Income curtailment and excessive obligations.

MODIFICATION: I/O TEMP MOD, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, I/O payment $XX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.  Additional balloon payment of $XXX.XX for uncollected fees XXXXbe due if not paid off prior to maturity.  At end of I/O period, terms revert back to note and payment XXXXbe higher at that time.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY:  Property is owner occupied with no issues noted.

433143898	XXXX 24M PHCH	CURR	04/01/2021	02/08/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower called in X/XXXX indicating this is a rental property, also informed that she sent in a payment dispute, borrower was advised of the late charges. RFD due to car accident and illness. Borrower requested assistance in X/XXXX and was approved for a repayment plan in X/XXXX; broken plan in X/XXXX - not paid. Borrower was advised in XX/XXXX that the payment was returned due to nsf. X payments were applied in XX/XXXX bringing the loan current. Last contact was on X/XX/XX, borrower called in to inquire about billing statement.

REASON FOR DEFAULT: Illness of a family member, car accident.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan is a discharged BKX (in XXXX), no details provided.

PROPERTY: No property issues found. Property verified as non-owner occupied in X/XXXX.

433143241	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower called to reinstate loan X/X/XXXX; loan reinstated X/X/XXXX. Borrower hardship noted XX/XX/XXXX due to curtailment of income; was working X jobs now working X. Borrower restated hardship X/X/XXXX and setup X-month repayment plan. Servicer offered X-month repayment plan X/XX/XXXX. Loan reinstated X/XX/XXXX due to approved FB. Plan confirmed kept X/XX/XXXX. Last contact X/XX/XXXX advising of principal curtailment payment.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX. $XX,XXX.XX permanently forgiven at time  of agreement.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144770	XXXX 24M PHCH	DELQ	03/01/2021	02/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower accepts a repayment plan. XX/XXXX Plan is kept. X/XXXX Borrower requests another repayment plan. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Rental repairs. X/XXXX Home repairs. XX/XXXX Rental is vacant. X/XXXX Borrower is out of town. X/XXXX House improvements. XX/XXXX Renters not paying.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X.XXX% for X years, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: On several occasions the borrower reports the RFD is home repairs. No specifics are provided. No notes found indicating if/when all repairs were completed.
433144074	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stopped making payments on the loan after X/XXXX. Borrower stated on X/XX/XX that work was slow due to XXXX-XX. Borrower was approved for a X month FB plan. Borrower was advised in X/XXXX to submit docs for further XXXX assistance. FB plan was completed in X/XXXX. Repayment plan for X months was set up in X/XXXX. Borrower stated on XX/XX/XX that he was not working due to XXXX but working again. Repayment plan was completed; XX payments were applied on XX/XX/XX bringing the loan current.

REASON FOR DEFAULT: Borrower unemployment and curtailment of income due to XXXX-XX. Last contact was on X/X/XX, borrower stated that he would pay online.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145016	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided prior to XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment, was advised of late fees and total needed to bring loan current.

REASON FOR DEFAULT: Borrower illness and curtailment of income.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143423	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower called to make payment X/XX/XXXX. Borrower requested XXXX assistance X/XX/XXXX; out of work. Last contact X/XX/XXXX to make payment.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property occupancy is unknown.  No property damage noted.

433144209	XXXX 24M PHCH	BK13	07/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer is monitoring performing BK with no legal or collections activity. Last borrower contact X/XX/XXXX, borrower declined a pre-approved mod offer, no hardship provided.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, plan details not provided.

PROPERTY: Property is non-owner occupied. No property issues noted.

433144819	XXXX 24M PHCH	CURR	03/23/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: No recent contact with borrower or other activity was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: STEP NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX initially at X.XX% for X years, modified P&I $XXX, matures X/XX/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144895	XXXX 24M PHCH	CURR	03/09/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and asked about late fees in X/XXXX. Borrower declined a financial review in X/XXXX and made another phone payments in XX/XXXX and XX/XXXX. Sporadic phone payments continued in XXXX, borrower didn't have contact with servicer other than during the phone payments. Borrower reported a XXXX hardship in X/XXXX, no requests for assistance. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Spouse not working due to illness (cancer), excessive obligations. XXXX impact, not working

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143210	XXXX 24M PHCH	CURR	06/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: Four month repayment plan approved in XX/XXXX. Per notes on XX/XX/XXXX, the borrower is an active service member. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD as of XX/XXXX, lack of funds.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX.XX, maturity date not listed on the mod.  Deferred balance iao $X. Forgiven amount of $XXX,XXX.XX

FORECLOSURE: FC closed and billed in XX/XXXX due to reinstatement via a repayment plan. The referral date is unknown.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433144017	XXXX 24M PHCH	CURR	04/01/2021	02/25/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Fairly regular contact is recorded with borrower making payment arrangements. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is started. X/XXXX Plan is kept. No other loss mit activity was noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Unemployment. X/XXXX XXXX . X/XXXX Change of employment.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $X,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145043	XXXX 24M PHCH	CURR	04/01/2021	03/20/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided prior to XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, repayment plan confirmation letter sent on XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower approved for X payment special forbearance plan as of XX/XX/XXXX, plan completed on XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested cancellation of payment scheduled for XX/XX/XXXX, no other details provided.

REASON FOR DEFAULT: Borrower illness due to XXXX-XX.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143148	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  Car broke down per notes on XX/XXXX. Borrower ill as of XX/XXXX. Borrower in a car accident in XX/XXXX. RFD per notes on XX/XX/XXXX, spouse's income is unstable due to XXXX.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX.XX, the maturity date is unknown.  Deferred balance iao $X. Forgiven amount of $XX,XXX.XX.

FORECLOSURE: FC started on XX/XX/XXXX; closed and billed in XX/XXXX due to reinstatement.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144062	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Prior HAMP loan mod noted in XXXX and another loan mod granted in XXXX. Borrower has been cooperative with the servicer with last contact X/XX/XXXX regarding payment. Loan was delinquent in late XXXX/early XXXX due to income curtailment and excessive obligations. Borrower has paid as agreed for the last XX months and loan is current.

REASON FOR DEFAULT:  N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.
433144297	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower requested X/X/XXXX mailing address; inquired about payment increase. Borrower stated X/X/XXXX getting government assistance. Borrower called to confirm payment X/XX/XXXX. Borrower inquired about late fee charges XX/XX/XXXX. Borrower requested amended escrow XX/X/XXXX. Borrower called to confirm payment XX/XX/XXXX. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is non owner-occupied.  No property damage noted.

433144040	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower submitted a loss mit package XXXX , hardship and financials are not noted. Borrower paid $XK down and completed a X-month trial plan XXXX -XXXX XXXX, mod finalized XXXX . Account is XXXX post mod due to NSF return XXXXthat was replaced in XXXX XXXX, hardship due to other expenses.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure complaint was filed XXXX XXXX, service completed XXXX XXXX, cased dismissed prior to judgment entry.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143368	XXXX 24M PHCH	DELQ	03/01/2021	02/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX servicer advised borrower that certified funds would be required if X more NSF. Appears servicer has placed insurance on the property. Borrower is struggling to make payments and uses grace period. No contact with the borrower other than making payments. Borrower has never provided an RFD

REASON FOR DEFAULT: No RFD provided.  Loan was originated on investment property.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143547	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, excessive obligations.  Borrower ill as of XX/XXXX.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, the maturity date is unknown.  Deferred balance iao $X. Forgiven amount of $XXX,XXX.XX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Notes in XX/XXXX indicate that a claim was filed, but was denied.  Details not provided.  Borrower stated in XX/XXXX, subject sustained water damage in XX/XXXX, borrower stated he would file a claim.  Funds in the amount of $XX,XXX.XX received on XX/XX/XXXX.  Per notes on XX/XX/XXXX, all funds disbursed and claim was closed. Current condition of the subject is unknown. Owner occupied per notes on XX/XX/XXXX.

433145032	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer sent a preapproved MOD to borrower XX/XX/XXXX which was accepted. STIP plan was for X months starting X/X/XXXX with payments of $XXX.XX; plan was completed and loan modified in XX/XXXX. Last contact X/XX/XXXX borrower stated they are out of country and will not be back until XX/X/XXXX, will get the MOD back after that date. Servicer was ok with that.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: Referred to FC X/XX/XXXX, FC closed XX/X/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144699	XXXX 24M PHCH	DELQ	03/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a prior step rate I/O loan mod in XXXX due to unemployment and income curtailment. Servicer has had limited contact with the borrower over the last X years with last contact X/XX/XXXX regarding payment and account. Loan has been up to XX days delinquent in the last year and is rolling XX days delinquent the last X months.

REASON FOR DEFAULT:  Unknown

MODIFICATION: STEP RATE I/O, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, I/O payment $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.  Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX until maturity.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY:  Property is owner occupied with no issues noted.

433144640	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Comments on X/X/XXXX indicate a payment plan was set up details of plan are not noted. Servicer set up another repayment plan on X/XX/XXXX, details of that plan not noted. Repayment plan was extended in X/XXXX and in X/XXXX. Borrower on XX/X/XXXX stated impacted by XXXX, a completed XXXX packet received XX/X/XXXX. Deferral was completed by servicer on XX/XX/XXXX deferring X payments. Last contact XX/X/XXXX borrower called in to discuss the XXXX assistance they had requested, servicer stated still under review.

REASON FOR DEFAULT: XXXX income reduction

MODIFICATION: STEP/HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144714	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling XX-delinquent in XXXX. Borrower filed dispute with proof of payments to prior servicer and requested history from XXXX-XXXX, then reinstated account XXXX and stopped communicating until XXXX XXXX. Current hardship is due to spouse is ill and she handles the account. Commitment to cure by end of month was kept and account remains current, last contact X/X/XXXX.

REASON FOR DEFAULT: Payment dispute, spouse illness

MODIFICATION: TEMP IO mod, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years then return to note rate, modified IO $XXX.XX, matures XX/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144453	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower stated X/XX/XXXX impacted by XXXX; hours cut at work. Borrower stated X/X/XXXX husband out of work. X-month repayment plan offered X/XX/XXXX. Payment plan extended X/XX/XXXX. X-payment deferral completed X/XX/XXXX. Last contact XX/XX/XXXX borrower inquired about deferral letter. Servicer notes XX/XX/XXXX XXXX deferral received.

REASON FOR DEFAULT: Curtailment of income.  Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144873	XXXX 24M PHCH	CURR	04/12/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Co-borrower is deceased. X/XXXX Borrower is applying for a mod, X/XXXX mod is denied. Account is referred to FC shortly thereafter. X/XXXX A stip to mod is approved. X/XXXX A final mod is completed. Borrower has been cooperative. The most recent contact was on X/XX/XXXX, borrower is requesting a copy of their insurance policy.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures X/XX/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: XX/XXXX File is referred to FC.

BANKRUPTCY: X/XX/XXXX Borrower files for BKXX. X/XXXX Case is converted to BKX. X/XX/XXXX Case is discharged without reaffirmation.

PROPERTY: No property issues found.

433143397	XXXX 24M PHCH	CURR	03/21/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer reviewed for repayment plan X/X/XXXX for X-months. Hardship noted due to curtailment of income. Borrower stated X/XX/XXXX repayment unaffordable. Plan broken X/XX/XXXX. New plan offered X/XX/XXXX. Plan broken XX/XX/XXXX. Borrower called to schedule X-payments XX/X/XXXX. Borrower called to make partial payment XX/XX/XXXX. Last contact X/X/XXXX to make payment.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144325	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: There has been no contact with the borrower. Borrower has not responded to any calls and all payments have been made on line. Modification done in X/XXXX has primary borrower crossed out and deceased. Nothing in comments to support.

REASON FOR DEFAULT: There has been no contact with the borrower.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE: Loan was in foreclosure in X/XXXX.  Borrower filed an answer.   Foreclosure was dismissed in X/XXXX.  It appears that the XXXX modification had not been boarded correctly and when corrections were made the loan was current.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

TITLE ISSUES: X/XX/XXXX servicer notes identify title issue with legal description. Details of issue and resolution are not noted. Servicing file has a XXXX title claim letter for a typo in the legal description, but no resolution letter or docs. Issue identified in claim letter does not exist on subject mortgage. UTD if claim letter has typo regarding issue, and if an issue exists or has been resolved.

433143537	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to ask why the payment increased and was advised due to shortage in the escrow account. No further contact and the account has remained current since that time. a payment over the phone. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/X/XXXX was due to life issues. The borrower also said due to excessive obligations and car repairs in X/XXXX. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The borrower filed an insurance claim in X/XXXX and an insurance check for $XX,XXX.XX was received on X/XX/XXXX. Date of loss was X/X/XXXX due to water damage. The borrower also mentioned a second claim check would come but no record of receipt. The claim appears to have been non-monitored and the servicer closed their tracking on XX/XX/XXXX due to all funds were disbursed. No further indication of existing damage or ongoing repairs.
433143129	XXXX 24M PHCH	DELQ	02/01/2021	01/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower confirmed payment receipt in X/XXXX and gave a promise to pay through the website in X/XXXX. Borrower was advised of LPI on account in X/XXXX. Borrower verified payment receipt in X/XXXX; no further contact. Borrower reported a XXXX hardship through the website in X/XXXX. Borrower stopped paying that month. Servicer approved a X-month FB plan.

REASON FOR DEFAULT: Father has terminal cancer

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144724	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer offered a repay plan in X/XXXX, but borrower declined and made a double payment to reinstate the account the following month. Borrower declined assistance again in X/XXXX, and continued to have regular contact with servicer. Spouse requested a repay plan in XX/XXXX, but didn't have surplus monthly income to qualify. Borrower's payment increased in X/XXXX due to an escrow shortage, and had a XXXX impact the following month. Servicer approved a X-month XXXX deferment in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: XXXX-Borrower unemployment, then reduced income at new job; excessive obligations, unexpected expenses. XXXX-XXXX impact, reduced work

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower received insurance claim funds in X/XXXX for water damage on DOL X/X/XXXX. Initial draw was sent to borrower in XX/XXXX. repairs were verified complete, and the final draw was released in XX/XXXX.
433143551	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was delinquent when history began in XXXX but loan was under a repayment plan. Xrd party (spouse) stated on X/XX/XX that she would send $XXX the following day and was advised that the repayment plan will help reinstate the hold; Xrd party stated that it was difficult for them because the borrower was sick and was not working for a period of time so she had issues with all the debt. RFD in XX/XXXX was due to car accident and medical expenses Repayment plan was broken in X/XXXX due to plan not paid. several more repayment plans were set up on the loan but broken were broken due to non-performance. Borrower was able to bring the loan current and has remained current since X/XXXX. Last contact was on XX/XX/XX, Xrd party stated that she would make a payment online on XX/XX/XX.

REASON FOR DEFAULT: Borrower illness and curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures/expires unspecified. No deferred balance. $XXX,XXX of the principal balance of $XXX,XXX has been permanently forgiven.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143652	XXXX 24M PHCH	DELQ	03/01/2021	02/01/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Account is being skip-traced. X/XXXX Borrower reinstates the account without assistance. Borrower has not been responsive with minimal recent communication. No loss mit activity noted. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: X/XXXX File is referred to FC, reinstated X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145358	XXXX 24M PHCH	CURR	06/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower stated X/XX/XXXX represented by attorney; inquired about Mod workout. Borrower inquired about account X/X/XXXX. Last contact X/XX/XXXX borrower confirmed double payment.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: STEP NON-HAMP, first pay dueXX/X/XXXX, modified balance $XXX,XXX.XX at X.X% interest-only for X years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.  Servicer currently collecting $X,XXX.XX for P&I payments; unable to determine reason for discrepancy.

FORECLOSURE: Loan was referred for FC X/X/XXXX.  Legal notesX/XX/XXXX statute of limitations have expired.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

TITLE: Title claim noted X/XX/XXXX which has been acknowledged; details of claim not provided.

433144235	XXXX 24M PHCH	DELQ	03/01/2021	02/17/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer set up a repayment plan on X/XX/XXXX, details of the plan not noted. Second plan set up XX/X/XXXX with no details of plan noted. Borrower on X/XX/XXXX stated impacted by XXXX and back working. No workout was discussed. Last contact X/X/XXXXborrower made a payment over the phone which posted X/XX/XXXX, nothing further discussed.

REASON FOR DEFAULT: Illness of borrower

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144894	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower disputed the due date in X/XXXX, stating a payment had been sent to the prior servicer. Further research showed borrower was in the hospital in X/XXXX and spouse forgot to pay that month. Borrower had monthly contact with servicer through X/XXXX, and made monthly payments. Servicer offered a repay plan in X/XXXX, but borrower made a lump sum payment, and reinstated in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Borrower illness, medical bills

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144682	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was in BKXX when history began in XXXX, case was discharged in XXXX. A X month repayment plan was approved and set up in X/XXXX; RFD due to death in the family. Broken plan in XX/XXXX - paid less. RFD due to illness. Borrower stated on XX/XX/XX that she receives social security checks every Xrd Wednesday Last contact was in X/XXXX, borrower called to schedule a payment. Loan is current.

REASON FOR DEFAULT: Borrower illness, death in the family and XXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan was in BKXX when history began in XXXX, filing date not available, case has been discharged as of XXXX.

PROPERTY: No property issues found.

433143463	XXXX 24M PHCH	DELQ	02/01/2021	01/07/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan confirmation letter sent on XX/XX/XXXX, plan broken as of XX/XX/XXXX. Repayment confirmation letter sent on XX/XX/XXXX, plan broken as of XX/XX/XXXX. Borrower offered loss mit in XX/XXXX, borrower declined. Borrower noted as impacted by XXXX-XX as of XX/XX/XXXX, special forbearance loss mit template opened as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated they can't make XX/XXXX payment and not sure they can make X payments in XX/XXXX.

REASON FOR DEFAULT: Borrower unemployment due to XXXX-XX, excessive obligations, and borrower illness.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143239	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and scheduled the next three months of payments. Borrower called about a billing statement in XX/XXXX, and disputed the amount owed in X/XXXX. Borrower gave a promise to pay in X/XXXX, and authorized a third party on the account in X/XXXX. Borrower asked about a refinance in XX/XXXX and made a phone payment. Last contact was a phone payment made in X/XXXX.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143672	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/X/XXXX called in stating self employed and impacted by XXXX borrower requested assistance, servicer offered a repayment plan which was accepted. Mother of the borrower called in X/XX/XXXX stating borrower died, date of death not noted. Servicer requested copy of death certificate which they have not received. Servicer has not been able to confirm borrower's death.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Possible disaster impact, no details regarding damage or repairs provided.

433144418	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was delinquent when history began in XXXX, but borrower was making payments on a stip to mod plan. Borrower completed the trial plan in X/XXXX and received approval for a mod effective X/X/XX. Borrower called in on X/XX/XX inquiring about XXXX-XX assistance options. Borrower appears to have been approved for a XXXX-XX FB. Borrower was also approved for a XXXX deferral in X/XXXX for X payments. Last contact was on X/X/XX, borrower inquired about increase in payment and was advised due to increase in taxes and insurance. Loan is current.

REASON FOR DEFAULT: XXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.

433144355	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Hardship noted due to curtailment of income. marital difficulties noted X/XX/XXXX. Repayment plan offered X/X/XXXX. Door knock attempt noted X/X/XXXX. Xrd party called to make payment X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Xrd party inquired about applied payment X/XX/XXXX. Last contact X/XX/XXXX Xrd party made payment.

REASON FOR DEFAULT: Curtailment of income.  Divorce

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144391	XXXX 24M PHCH	CURR	04/01/2021	02/16/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a partial payment over the phone. The borrower has been in frequent contact and appears to be cooperative. Usually makes payments over the phone. The borrower was offered a forbearance plan in X/XXXX that was extended through XXXX due to XXXX impact. The loan then reinstated in X/XXXX and has remained current since then. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to unemployment caused by the XXXX-XX XXXX . Unclear if hardship is continuing.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure until X/XXXX when the loan modification was completed and the foreclosure was dismissed. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143916	XXXX 36M PHCH	CURR	03/10/2021	03/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Last contact X/X/XXXX borrower servicer went over loan details and how the XX/XX/XXXX payment was applied.  Borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144432	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was in XX/XXXX. Servicer offered a repay plan through a letter, no response from borrower. Borrower reported a XXXX impact in X/XXXX, and servicer granted a X-month FB plan. No further contact.

REASON FOR DEFAULT: Borrower unemployment, XXXX impact-reduced work hours

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145031	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: No CH prior to XX/XXXX. Borrower requested assistance in XX/XXXX, reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX. Borrower was under impression from third party that he was getting a lower rate. Per conversation on XX/XX/XXXX, borrower was very upset that he wasn't getting lower rate, was advised of purpose of mod and that Servicer doesn't refinance and is not responsible for third party information or actions. Borrower declined mod as of XX/XX/XXXX since mod did not reduce his payment, signed letter formally declining mod received as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Car repairs and curtailment of income.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433145360	XXXX 24M PHCH	DELQ	02/01/2021	01/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Since X/XX/XXXX comments indicate servicer has been soliciting borrower for a workout packet. On X/XX/XXXXborrower stated impacted by XXXX, as of X/XX/XXXX servicer received a workout packet. On X/XX/XXXX borrower accepted a trial FB plan, details of plan not noted. Loan was modified in XX/XXXX. Last contact XX/X/XXXX borrower made payment over the phone which posted same day.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143378	XXXX 24M PHCH	DELQ	03/01/2021	02/27/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower in X/XXXX called in to discuss the MOD offer that was mailed to them, borrower wanted to pursue the offer. As of X/X/XXXX servicer notes a trial FB plan was approved for X months with a payment of $XXX starting X/X/XXXX. FB plan completed and loan modified in X/XXXX. Last contact X/XX/XXXX borrower called in to make a payment over the phone which posted X/XX/XXXX. Servicer set up a repayment plan during last contact, details of the plan not noted.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Comments indicate loan was active in FC, unable to determine date referred.  FC closed X/XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143312	XXXX 24M PHCH	DELQ	02/01/2021	01/13/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 2	BORROWER CONTACT: Comments on X/X/XXXX indicate servicer offered borrower a repayment plan, appears borrower did not accept plan. As of XX/XX/XXXX servicer did set up a repayment plan for X months, no further details. Borrower on X/XX/XXXX borrower stated impacted by XXXX, servicer set up a repayment plan on X/XX/XXXX for X months. Borrower requested further assistance on X/XX/XXXX, servicer advised borrower that a workout packet is needed. ON XX/XX/XXXX servicer notes receipt of an incomplete workout packet, as of X/XX/XXXX servicer still missing all needed documents for workout packet. Last contact X/XX/XXXX borrower stated they will attempt to make a payment by X/XX/XXXX and a double payment in X/XXXX. Nothing further discussed.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143311	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower called in X/XXXX to schedule a payment and stated RFD due to helping daughter with college. Borrower stated in X/XXXX that RFD was due to helping adult children pay their bills who were impacted by XXXX-XX. Borrower has been workout options but declined assistance. Last contact was in X/XXXX, borrower scheduled a payment, also requested to set up recurring payments effect X/XX/XX.

REASON FOR DEFAULT: Other bills and helping daughter in college, also had to help adult children pay their bills who were impacted by XXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires unspecified. No deferred balance. $XXX,XXX of the principal balance of $XXX,XXX has been permanently forgiven.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143112	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower was in and out of dispute multiple times from X/XXXX to X/XXX regarding a returned payment in X/XXXX. The dispute was responded to in X/XXXX. No error was found. The loan has remained current since that time and no further contact with the borrower. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to a payment dispute. Also noted due to electrical problems in XX/XXXX. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.X%. Loan term is XX years. Modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144566	XXXX 24M PHCH	BK13	04/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mods noted in XXXX, XXXX and XXXX. Documents show the borrowers XXXX arated in XXXX with co-borrower occupying property. Unable to verify if borrowers are divorced. Co-borrower filed CHXX BK in XXXX and case remains active. No RFD provided. Servicer has had limited contact with the co-borrower with last contact X/X/XXXX regarding payment. Borrower is still paying mortgage per comment XX/XX/XXXX. Prior NSF noted XX/XXXX. Loan is contractually current.

REASON FOR DEFAULT: Unknown

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  Active CHXX BK filed in XXXX.  POC filed X/X/XXXX for $XXX,XXX.XX.  Unable to verify plan length.  Borrower paid.

PROPERTY: Property is owner occupied with no issues noted.
433144215	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. Was advised of a forbearance plan approval but the customer did not want the plan and it was cancelled. The loan has remained current since that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XX/XXXX was due to reduced hours at work due to the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143387	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to ask why the principal balance increased and was advised it was due to the loan modification that occurred in XXXX. The borrower appears to be cooperative during noted conversations. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower illness. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144520	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Welcome call was completed on X/XX/XX; borrower was advised of workout options. Borrower called in X/XXXX to schedule a payment indicating RFD due to oversight. Last contact was in XX/XXXX, borrower called to make a payment and stated that RFD was due to unexpected expenses. Loan is current.

REASON FOR DEFAULT: Unexpected expenses, oversight.

MODIFICATION: Loan has not been modified. Loan is being serviced according to the original Note terms - fixed rate with original maturity date of X/X/XXXX which has not been extended.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145312	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Comments in X/XXXX indicate borrower has refused assistance. No further assistance was discussed. Last contact X/XX/XXXX borrower made a payment over the phone which posted X/X/XXXX.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433145133	XXXX 24M PHCH	CURR	04/25/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan has been current for XX months except XXXX and XXXX XXXX. Third party has been calling to make the payments. Borrower called in X/XXXX, had XXXX-XX, lost income. Got caught up in X/XXXX and has been current since then. Contact since then limited to calls to make payments by phone.

REASON FOR DEFAULT:  Borrower illness

MODIFICATION:  N/A

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY: Inspections show owner occupied. Property was in XXXX  declared disaster area in XX/XXXX. No claim or any indication that subject was impacted.

433143650	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ND	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called to inquire about a foreclosure notice they received. Was advised it did not come from them and to send in so they could research. The notes do not indicate the documents were sent or researched and no further contact with the borrower. The borrower has not been responsive to attempts to contact. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower illness. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX%. Loan term is XX years. Modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to a full reinstatement received in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145310	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 2	BORROWER CONTACT: Four month repayment plan approved in XX/XXXX. Borrower thought that the repayment plan from XX/XXXX deferred payments as of XX/XXXX. Servicer explained that the plan did not defer payments. Nine month repayment plan approved in XX/XXXX. Last contact on XX/XX/XXXX, authorized Xrd party wanted to verify payment change and stated would call back to make a payment.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, income reduction. Borrower stated in XX/XXXX, work was impacted by XXXX but did not provide specifics. Borrower back to work as of XX/XXXX but not making as much money as before.  Work slow as of XX/XXXX.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on X/XX/XXXX.
433144285	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and gave a promise to pay in X/XXXX. Servicer mailed a mod package in X/XXXX, and offered a repay plan. Borrower expressed interest in selling the property in X/XXXX, and continued to have regular contact with servicer. Hardship was ongoing, yet contact became infrequent in XXXX. Borrower made a lump sum reinstatement in X/XXXX, and gave a promise to pay in X/XXXX.

REASON FOR DEFAULT: Fixed income, marital difficulties, borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at XX.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143743	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact X/XX/XXXX borrower made a payment over the phone which posted same day. Servicer also advised of interest and payment change. Loan was reinstated in XX/XXXX with a payment of $XX,XXX.XX covering the XX/X/XXXX through XX/X/XXXX payments. Borrower requested a workout in XX/XXXX, servicer advised need workout packet which they never received.

REASON FOR DEFAULT: Unemployment

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXXX.

FORECLOSURE: Loan referred to FC X/XX/XXXX and canceled XX/X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433145343	XXXX 24M PHCH	DELQ	02/01/2021	01/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided between XX/XX/XXXX to XX/XX/XXXX. Borrower declined repayment plan in XX/XXXX. Borrower requested assistance in XX/XXXX, loan reviewed for loss mit in XX/XXXX, approved for trial mod ad of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for X month forbearance plan as of XX/XX/XXXX, forbearance extended multiple times, most recently as of XX/XX/XXXX. Borrower requested X month extension of forbearance as of XX/XX/XXXX, was advised to send in loss mit package, borrower sent in partial documents as of XX/XX/XXXX. Complete package received as of XX/XX/XXXX, approved for X month special forbearance as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about forbearance, was advised it expires on XX/XX/XXXX. Borrower also inquired why payment went up, borrower stated he was paying $XXXX with prior servicer, was advised that prior servicer documents show payment at $X,XXX but a request to research issue would be submitted, no other details provided.

REASON FOR DEFAULT: Curtailment of income and borrower unemployment due to XXXX-XX.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is not eligible for forgiveness based on borrower performance. $XX,XXX of combined principal balance of $XXX,XXX was forgiven at time of mod. Step Rate Mod includes the following terms: Step X rate X.X%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Multiple issues noted in XX/XXXX, tax sale for delinquent taxes, Issue regarding borrower's XXXXriage status, Jr. lien, legal description error. Title claim noted as resolution option as of XX/XX/XXXX. Delinquent taxes noted as redeemed as of XX/XX/XXXX and all liens cancelled as of XX/XX/XXXX. Title claim noted as not needed as of XX/XX/XXXX, reason not provided. No other details provided.

433145185	XXXX 24M PHCH	DELQ	03/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided from XX/XXXX to XX/XX/XXXX. Borrower declined repayment plan in XX/XXXX. Mod from prior servicer noted as of XX/XX/XXXX with effective date of XX/XX/XXXX. Borrower approved for repayment plan in XX/XXXX, plan broken as of XX/XX/XXXX. Borrower approved for X payment repayment plan in XX/XXXX, confirmation letter sent as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make a payment.

REASON FOR DEFAULT: Borrower unemployment and curtailment of income.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $X,XXX of which $X is eligible for forgiveness based on borrower performance. $XX,XXX of combined principal balance of $XXX,XXX was forgiven at time of mod. Step Rate Mod includes the following terms: Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143938	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower called disputing Tax Escrow amount and told servicer they were over charging for borrower's taxes. Account was confirmed non escrow for Insurance and escalated to Supervisor. Borrower continued disputing her Escrow analysis showing a shortage and hung up. Borrower was on Loss Mit work out plan in X/XXXX and showed interest in possible modification.

REASON FOR DEFAULT: No RFD provided.

MODIFICATION: NON-HAMP ARM, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, maturity remains the original at X/X/XXXX. No Deferred balance or debt forgiveness. ARM Modification first rate change date is X/X/XXXX with first payment change date X/X/XXXX. ARM terms were noted as X.X% XXXXgin, X/X/X rate caps and X.XXX% lifetime cap on interest rate. Loan was prior modified X/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX indicated subject property was located in a XXXX  declared disaster. Comments did not indicate subject property was effected by the disaster. No property occupancy provided in comments. Current property condition is unknown.

433144607	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower stated would send in a payment in X weeks.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, illness of borrower.  RFD per notes on XX/XX/XXXX, borrower unable to work but did not provide specifics.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XXXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144356	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer approved repayment plan X/XX/XXXX; borrower stated commission check was delayed. Plan broken X/XX/XXXX. Borrower requested assistance X/XX/XXXX. Last contact X/XX/XXXX borrower stated works commission and work is reduced.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143598	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone, stated no RFD and didn't want to pay the phone payment fee. The loan is now current but the borrower has not been responsive to multiple attempts since that time. Payments have been sporadic and the borrower has disputed credit reporting and asked to correct credit in the past. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impacted by the XXXX-XX XXXX  and reduced income. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144284	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Loss mit docs are being submitted, no RFD is given. XX/XXXX A trial mod is approved. X/XXXX A final mod is implemented. Borrower has not been very responsive. The most recent contact was on XX/XX/XXXX with credit bureau reporting being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures XX/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: Account is in FC when history starts in X/XXXX. Reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143533	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Complete modification package received X/X/XXXX. Stip plan as of X/XX/XXXX, down payment of $XXX.XX and X payments of $X,XXX.XX starting X/X/XXXX. RFD on X/XX/XXXX was on a fixed income. No contact with the borrower since modification. No recent contact with the borrower other than making payments.

REASON FOR DEFAULT: RFD has always been on a fixed income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred or forgiven amount.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144583	XXXX 24M PHCH	DELQ	03/01/2021	02/23/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Notes show borrower defaulting on several repayment plans in XXXX and early XXXX. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Additional assistance is requested, a deferral is approved. X extensions to the deferral are granted, one in XX/XXXX and one in X/XXXX. Borrower has been cooperative. The most recent contact was on X/XX/XXXX with the upcoming payment being discussed.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX initially at X.XXX% for X years, modified P&I $XXX, matures X/X/XXXX. $XX,XXX of the modified UPB has been deferred. $XXX of the deferred amount is eligible for permanent forgiveness on the first, second, and third anniversary of (left blank on mod doc) in equal one-third portions provided the borrower is in good standing

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144678	XXXX 24M PHCH	DELQ	03/01/2021	02/01/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. No further contact with the borrower and no record of attempts made since the last contact. The borrower fully reinstated the loan in X/XXXX but the loan has had periods of delinquency since that time and is now delinquent. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to tenants not able to pay due to XXXX and no working. Also due to borrower illness. No recent indication of ongoing hardship.

MODIFICATION: Missing mod dated XX/X/XXXX. Mod in loan file dated X/X/XXXX with terms that don't correspond to current terms and that extended the maturity date to X/X/XXXX. Unsigned mod dated XX/X/XXXX has terms that also do not correspond with current IR and P&I terms or billing statements, however the maturity date shown is X/X/XXXX which is shown in seller data as the current maturity date. No mod found to correspond with the current terms.

FORECLOSURE: The loan was in foreclosure prior to the loan fully reinstating in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of existing damage or ongoing repairs.
433143494	XXXX 24M PHCH	CURR	04/05/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX, borrower requested a one day extension for repayment plan payment stating that she had not yet received her vacation pay. Borrower called in X/XXXX explaining that she fell behind on the loan because her company shut down her department and she had to go to a different department which caused a reduction in income however, she applied for a new position and making the same amount of money she was making before and would try to reinstate the loan by the end of the month. Loan was brought current in X/XXXX but borrower fell behind shortly after due to NSF in X/XXXX, also failed to make payment in X/XXXX and X/XXXX. Borrower was approved for repayment plans in X/XXXX and X/XXXX but failed to perform on the plans, stating on XX/X/XX that RFD was due to car expenses and medical issues. Pre-FC loss mit letters were sent in XX/XXXX, X/XXXX and X/XXXX. Repayment plans were set up in X/XXXX and X/XXXX. Loan was brought current in X/XXXX. Last contact was on X/XX/XX, borrower advised that she would be calling back on X/X/XX to make a payment. Loan is current.

REASON FOR DEFAULT: Car problems, medical issues, income reduction.

MODIFICATION: Missing mod dated XX/X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143857	XXXX 24M PHCH	CURR	07/11/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: No borrower contact. Per notes on XX/XX/XXXX, notice of tax sale received, but county verified that the taxes were current on XX/XX/XXXX.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXXX.XX at X.XXX% for XX years, modified P&I $XX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Subject noted as vacant on XX/XX/XXXX.
433145272	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Xrd party advised to submit authorization XX/XX/XXXX. Xrd party called to confirm payment XX/XX/XXXX. Borrower called to provide authorization XX/X/XXXX and again X/X/XXXX. Skip trace efforts noted XX/X/XXXX. Borrower hardship noted X/XX/XXXX company was not paying. Borrower later stated X/XX/XXXX unemployed causing delinquency. Borrower called to make payment X/X/XXXX. Borrower requested total amount due X/X/XXXX. Borrower called to make payment X/X/XXXX. Borrower stated X/X/XXXX had system issues in making payment.

REASON FOR DEFAULT: Curtailment of income. Borrower unemployment.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144125	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: It appears that the loan was in FC and BK when history began in XXXX. RFD was due to financial hardship. Borrower accepted a mod in X/XXXX effective X/X/XX. Mod was processed in X/XXXX; FC dismissed. Borrower called in XX/XXXX to inquire about the BK, call was transferred to the BK department for further assistance. BK was discharged in XXXX; file closed in XX/XXXX. Last contact was on X/XX/XX, borrower stated that she would make a payment on the XXth. Loan is current.

REASON FOR DEFAULT: Financial hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was in FC when history began in XXXX. FC stopped in X/XXXX due to modification. Motion to dismiss FC was filed in X/XXXX; dismissal granted.

BANKRUPTCY: Loan was in BKXX when history began in XXXX, filing date not available; case has been discharged as of XXXX.

PROPERTY: No property issues found.

433145266	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided from XX/XX/XXXX to XX/XX/XXXX. Mod from prior servicer noted as of XX/XX/XXXX with effective date of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated payment was previously made, request submitted to have funds from previous payment reversed from principal and applied for XX/XXXX payment.

REASON FOR DEFAULT: Servicing fee.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.X%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143282	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer approved a repay plan in X/XXXX, and borrower said the first payment had been mailed. Plan was cancelled in X/XXXX, and borrower funds were returned in X/XXXX as insufficient to reinstate the account. Borrower reinstated later that month. Last contact was in X/XXXX when borrower verified payment receipt.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, maturity date not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145179	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided from XX/XXXX to XX/XX/XXXX. BK cramdown completed in XXXX with effective date of XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, possible lost payment, borrower bank advised borrower to call back, borrower was advised of credit reporting.

REASON FOR DEFAULT: Possible lost payment.

MODIFICATION: Mod terms listed as part of Settlement and Release Agreement. Mod terms include first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I and maturity date not provided. No deferred balance noted.

FORECLOSURE: Loan referred to FC as of XX/XX/XXXX, FC sale scheduled for XX/XX/XXXX as of XX/XX/XXXX, FC closed as of XX/XX/XXXX due to reinstatement. Motion to dismiss FC filed and granted as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: BKXX filed in XXXX, relief granted in XXXX. No other BK activity noted.

PROPERTY: No property issues noted. Owner occupied as of XX/XX/XXXX.

433143704	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower confirmed amount in arrears in X/XXXX. Borrower asked about an interest rate adjustment in XX/XXXX. No further contact. Most payments have been made through the website.

REASON FOR DEFAULT: Not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX, discharged in X/XXXX

PROPERTY: Owner occupied
433144392	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mod noted in XXXX with no RFD provided in comments. There has been no contact with the borrower in the last X years with only servicer contact attempt X/XX/XXXX. Loan was recently XX days delinquent with borrower making X payments in XXXX to bring current. No RFD provided in comments.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first payment due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE:  No FC activity noted

BANKRUPTCY: No BK activity noted

PROPERTY:  Property is owner occupied with no issues noted.

433144071	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer monitored performing BK plan through completion with occasional account inquiry from borrower, no discussion of hardship or loss mitigation. Account is contractually current since XXXX XXXX; last contact X/XX/XXXX insurance claim inquiry.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed XXXX, XX-month plan completed and discharged XXXX . Servicer has not yet closed BK workstation, reason unknown.

PROPERTY: Property is owner occupied. Loss draft proceeds iao $XXK received XXXXfor wind/hail DOL XXXX . Funds were endorsed and released XXXXafter receipt of contractor info, claim is non-monitored due to current loan status. Unable to determine if repairs are complete.

433144892	XXXX 24M PHCH	CURR	03/23/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had an NSF payment in X/XXXX that was reinstated in the same month. Borrower requested a website password reset in X/XXXX, and made a phone payment in X/XXXX. Sporadic contact and pay history continued through XXXX. Servicer approved a repay plan in X/XXXX that was cancelled in X/XXXX for non-payment. Borrower reinstated the account in X/XXXX and has since remained current. Last contact was in X/XXXX when borrower gave a promise to pay and asked to have co-borrower removed from the account; servicer advised borrower to refinance to remove co-borrower name.

REASON FOR DEFAULT: Excessive obligations, borrower illness, reduced income. Borrower contracted XXXX and had been in the hospital

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Step X: X.XX%, Rate Change Date XX/XX/XXXX, P&I $X,XXX.XX

FORECLOSURE: No FC activity found

BANKRUPTCY: Co-borrower has a discharged BKX, details were not provided

PROPERTY: Owner occupied
433143191	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative. The borrower began requesting workout assistance in X/XXXX due to XXXX-XX and was granted a repayment plan. The loan is now current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations RFD in X/XXXX as due to unemployment from XXXX-XX. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years and X months, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144772	XXXX 24M PHCH	CURR	05/12/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. File was referred to FC in X/XXXX. Mod solicitation was sent in X/XXXX. Co-borrower stated on X/XX/XX that RFD was due to unemployment but has returned to work. Mod review was initiated in X/XXXX; stip to mod was approved for X payments - set up in X/XXXX. Borrower wanted to know why the payment was higher than the original payment and was advised that he was XX months behind on the loan. Stip plan was completed and loan was modified effective X/XX/XX. Mod was processed in XX/XXXX; FC file closed. Last contact was on X/XX/XX, borrower inquired about payment/fee. Loan is currently paid ahead.

REASON FOR DEFAULT: Unemployment.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was referred to FC in X/XXXX. Motion to dismiss FC was filed in XX/XXXX; dismissal granted.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144616	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower completed a repay plan in place with prior servicer XXXX XXXX that did not cure the default. Hardship is due to divorce and income curtailment, non-obligated ex-spouse occupies property. Borrower accepted a X-month trial offer XXXX-XXXX XXXX with $XXXX down payment. Trial was paid timely and account remains current post-mod with no further contact since X/X/XXXX.

REASON FOR DEFAULT: Divorce, income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure XXXX , title is clear, placed on hold for loss mit and then canceled prior to first legal.

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433143224	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower inquired about FC calls X/XX/XXXX; advised account is current. Borrower advised X/X/XXXX impacted by XXXX; wife unemployed. Borrower called to confirm payment X/XX/XXXX. Borrower inquired about statement XX/X/XXXX. Last contact XX/XX/XXXX borrower made payment.

REASON FOR DEFAULT: Curtailment of income.  Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.  $XX,XXX.XX permanently forgiven at time of agreement.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144021	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior CHXX BK filed in XXXX. Borrower received a loan mod in XXXX due to income curtailment. He struggled to maintain current payments in XXXX and file was referred for foreclosure X/XX/XXXX. Borrower reinstated the loan X/XXXX and loan has been paid as agreed since that time. Servicer has had limited contact with the borrower with last contact X/X/XXXX regarding payment.

REASON FOR DEFAULT:  Income curtailment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE:  FC referral X/XX/XXXX with loan reinstatement X/XXXX.

BANKRUPTCY:  Prior CHXX BK filed in XXXX.  Unable to verify filing or discharge dates from documents.

PROPERTY: Property is owner occupied with no issues noted.

433144178	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower stated on XX/XX/XXXX, she thought late payments were waived after she reaffirmed the loan. Servicer advised the borrower to send in a dispute. Borrower requested assistance in XX/XXXX; deferment granted in XX/XXXX. Borrower stated on XX/XX/XXXX that they no longer needed assistance. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness.  Deferment granted in XX/XXXX due date rolled from XX/XX/XXXX to XX/XX/XXXX.

FORECLOSURE:  Comments begin in XX/XXXX with the loan in FC; closed and billed in XX/XXXX due to reinstatement.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

433143629	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Default in XXXXwas due to $XXX/mo escrow increase. Borrower declined to discuss financials or loss mitigation with little ongoing contact. Account remains current since cure in XXXXwith frequent curtailments, last contact X/XX/XXXX.

REASON FOR DEFAULT: Payment increase

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XXX months, modified P&I $XXXX.XX, matures XX/X/XXXX, $XXX,XXX deferred balance is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Occupancy is unverified. No property issues noted.

433144377	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144542	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for repayment plan in XX/XXXX, confirmation letter sent as of XX/XX/XXXX, cancelled as of XX/XX/XXXX due to non-performance. Borrower approved for repayment plan in XX/XXXX, confirmation letter sent on XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for X month forbearance as of XX/XX/XXXX. Borrower requested extension in XX/XXXX and XX/XXXX and was approved both times, X month extension granted as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Spouse unemployment and curtailment of income due to XXXX-XX.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.XXX% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $X.XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433145007	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the account after the servicing transfer and went over amounts due. No further contact noted in the contact history despite attempts made. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for X years at $XXX.XX/mo, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness. Payments are amortized past the loan term resulting in a balloon payment of XX,XXX.XX that will be due at maturity.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143986	XXXX 24M PHCH	DELQ	02/15/2021	02/10/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to excessive obligations. Borrower requested online access XXX/XXXX. Borrower stated X/XX/XXXX does not have enough money for payment. Stip to Mod noted XX/XX/XXXX. Borrower stated X/X/XXXX had extra bills. Borrower again stated X/XX/XXXX had excessive obligations. Borrower stated X/X/XXXX forgot to make payment; did not request assistance. Borrower stated X/X/XXXX went thru XXXX ; indicated X/X/XXXX not working. Borrower stated X/XX/XXXX still employed. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property occupancy is unknown. No property damage noted.
433143409	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: No recent contact with borrower or other significant activity was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143485	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Four month repayment plan approved in XX/XXXX. Notes in XX/XXXX indicate that the repayment plan was adjusted in XX/XXXX but details not provided. Last contact on XX/XX/XXXX, borrower requested help with unlocking online account so that they can make payments on the website.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, change in job which changed income.  As of XX/XXXX, borrower had fraud on bank account.  RFD as of X/XXXX, divorce. Borrower stated would withdrawing funds from XXXK.

MODIFICATION: Missing mod from XX/X/XXXX. No note copy in loan file to confirm original terms.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.  Owner occupied per notes on XX/XX/XXXX.

433143345	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Comments do not indicate servicer offered any workout options to borrower. Borrower reinstated loan in X/XXXX with a payment of $XX,XXX.XX covering the X/XXXX through X/XXXX payments. Last contact X/XX/XXXX, borrower requested password reset which servicer provided.

REASON FOR DEFAULT: Unknown

MODIFICATION: NA

FORECLOSURE:  When comments start loan was active in FC, date referred unknown.  FC closed XX/XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

TITLE ISSUES: As of X/X/XXXX comments indicate a title issue, full details of issue not noted. Title claim letter submitted X/X/XXXX, comments provide no further details unknown if issue resolved. .
433145308	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX borrower called with general questions and advised would be making partial payments twice a month. RFD was illness. X/XX/XXXX RFD was unemployment.

REASON FOR DEFAULT: Borrower has provided X RFDs recently, first was illness and then unemployment.  Unable to determine if borrower has gained new employment.

MODIFICATION: STEP RATE HAMP first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.  Modification signed after first payment due date.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: Comment on XX/XX/XXXX states BKX discharged, no date or case number.

PROPERTY: No evidence of property damage.

433144775	XXXX 24M PHCH	CURR	04/05/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout chronic delinquency in XXXX through most recent reinstatement XXXX XXXX, no hardship provided or assistance requested when servicer makes contact. Account remains current last X months, last contact X/XX/XXXX inquiry about year end tax statement.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance. Additional step rate changes not captured in table: X.X% with P&I $XXXX.XX starting X/X/XXXX and X.XXX% with P&I $XXXX.XX starting X/X/XXXX through maturity.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143993	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower applied for XXXX assistance through the website in X/XXXX, and servicer approved a X-month FB plan. Borrower confirmed payments were suspended until X/XXXX due to the FB plan. No further contact.

REASON FOR DEFAULT: XXXX impact, details were not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433144906	XXXX 24M PHCH	DELQ	02/01/2021	01/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Payments are being made under a stip agreement. X/XXXX A final mod is approved, but is eventually denied in XX/XXXX due to non-performance. Borrower reinstates the account without assistance in X/XXXX. Borrower has not been responsive. The most recent contact was on X/XX/XXXX with reinstatement being discussed.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144100	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked servicer to waive a late fee in X/XXXX, and made a phone payment in X/XXXX. Borrower asked about switching insurance carriers in X/XXXX, and asked for another fee waiver in X/XXXX as payment was made after grace period expiration. Last contact was in X/XXXX; borrower verified payment receipt. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145094	XXXX 24M PHCH	CURR	04/27/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower and authorized Xrd party discussed possible MOD on X/X/XXXX. Borrower declined MOD on X/XX/XXXX. Servicer notes receipt of a death certificate for XXXX, servicer does not state this is borrower. Last contact X/XX/XXXX Xrd party made a payment over the phone which posted same day.

REASON FOR DEFAULT: Death of borrower

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143402	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer received a credit report dispute XX/XX/XXXX appear answered same day by servicer. Last contact X/XX/XXXX borrower stated payment was mailed, nothing further discussed.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXXXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143812	XXXX 24M PHCH	DELQ	02/01/2021	01/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request an extension of the XXXX assistance. The notes show the XXXX package was complete by no noted regarding a decision. The borrower has not been responsive to recent attempts. The notes reflect a deferral completed in XX/XXXX deferring X payments. The borrower was on a XXXX forbearance since X/XXXX. Loss mitigation workout activity is currently in progress.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being impacted by the XXXX-XX XXXX  and was also in a car accident. Also on disability and has cancer. Hardship is still ongoing.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $X,XXX.XX/mo, then X.X% for X year at $X,XXX.XX/mo, then X.XXX% for remaining term at $X,XXX.XX/mo. Term is XX years, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143419	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: RFD on X/X/XXXX was unemployment. X/XX/XXXX major repairs to property, no confirmation that borrower is back to work, but as of X/XX/XXXX RFD was unemployment. Door Knock done in XX/XXXX as borrower was not responding to calls. Last contact with the borrower was X/X/XXXX, RFD was payroll issues. Borrower has recently XXXXried and has requested that the name be changed on the loan, all documentation has not been provided to complete.

REASON FOR DEFAULT: Unemployment.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred or forgiven amounts.  Modification signed after Xst payment due.   Modification not signed by servicer.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143189	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: Fairly regular contact is recorded with borrower making payment arrangements and giving RFDs. X/XXXX Borrower is making payments under a repayment plan, X/XXXX Plan is broken. X/XXXX Another repayment plan is set up. XX/XXXX Plan is kept. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX marital difficulties. X/XXXX Pay schedule.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143308	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was X/XX/XXXX, RFD was unemployment. X/XX/XXXX RFD was death in family. Borrower called regarding loss mitigation X/X/XXXX, RFD was still death in family. Complete modification package received X/XX/XXXX. Stip plan X/XX/XXXX: Down payment: $X,XXX.XX. X payments of $X,XXX.XX starting X/X/XXXX. Last contact with the borrower was XX/XX/XXXX, general inquiry.

REASON FOR DEFAULT: Death of family member in X/XXXX, no recent RFD.

MODIFICATION: NON-HAMP], first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures XX/X/XXXX.  No deferred of forgiven amount.

FORECLOSURE: Referred to foreclosure X/XX/XXXX.  Foreclosure cancelled when modification boarded.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144335	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: HHF unemployment assistance was completed in X/XXXX. Borrower made a phone payment in X/XXXX and in X/XXXX. No contact again until borrower mentioned a XXXX impact in X/XXXX. Servicer approved a X-month FB plan. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Borrower thought HHF funds would cover the X/XXXX payment. XXXX impact, reduced income

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143374	XXXX 24M PHCH	DELQ	03/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX FB plan approved on X/XX/XXXX. Per notes on X/XX/XXXX, credit reporting suspended for X months. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  Per notes on XX/XX/XXXX, loss of income. Borrower laid off per notes on XX/XX/XXXX. RFD per notes on XX/XX/XXXX, curtailment of income.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144923	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: borrower and servicer discussed repayment plan on X/X/XXXX, appears servicer approved plan for X months. Repayment plan failed X/X/XXXX. Servicer received an incomplete workout packet and requested needed documents on X/XX/XXXX. As of XX/XX/XXXX packet was complete. A X month STIP was approved XX/XX/XXXX which was completed. Loan was modified in X/XXXX, appears borrower financially qualified. Last contact X/XX/XXXX when borrower called in to confirm MOD received, servicer advised yes and processed.

REASON FOR DEFAULT: Divorce

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: There was an active FC date referred unknown, FC canceled X/XX/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143236	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The loan was referred to the Attorney for foreclosure in XX/XXXX that was put on hold after a repayment plan agreement. The foreclosure was stopped prior to first legal. The borrower had a prior Chapter X that was discharged with no details provided.

REASON FOR DEFAULT: The reason for default was unemployment due to illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX. Forgiveness iao $XX,XXX.XX

FORECLOSURE: Loan was referred to the Attorney that was stopped prior to the first legal.

BANKRUPTCY: No current BK activity found, previous Chapter X discharged.

PROPERTY: No property issues found

TITLE ISSUES: UCC lien for solar panels filed in XXXX.

433145040	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Recent contact has been limited to payment arrangements. No loss mit activity noted. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Bank account issues.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143565	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified the loan status in X/XXXX but was unable to make a payment. Borrower had monthly contact with servicer during phone payments. Verbal financials didn't support a repay plan in X/XXXX. Borrower accepted a repay plan in X/XXXX, monthly contact continued. Borrower reinstated in X/XXXX and continued to make monthly payments. Last contact was in X/XXXX. Subsequent payments were made through the IVR system.

REASON FOR DEFAULT: Spouse unemployment, borrower on alcohol probation with reduced work hours, excessive obligations

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143214	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin XXXX XXXX with the borrower performing on a repay plan until missed payment XXXX XXXX. Borrower advised she would rather let property go to foreclosure than apply for a mod and was unresponsive until accepting a new repay plan solicitation XXXX . Plan failed XXXX XXXX, next contact XXXX XXXX to request XXXX assistance. Forbearance approved through XXXX XXXX, borrower reinstated XXXX XXXX and remains current. Last contact X/XX/XXXX insurance billing question.

REASON FOR DEFAULT: XXXX RFD: Borrower illness. XXXX RFD: Borrower unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXXX.XX, maturity not specified , $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Claim was filed on unknown date, damages and dollar amount not noted. Claim was closed XXXX XXXX after receipt of XXX% inspection with. all funds disbursed,

433143562	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower called to make payment X/X/XXXX. Last contact X/XX/XXXX borrower requested online access.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144629	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, stated would be make the next day and hung up. No payment received in X/XXXX. Borrower has had limited contact with servicer.

REASON FOR DEFAULT: X/XX/XXXX, RFD was death in the family.   X/XX/XXXX RFD was hours cut at work.  Last contact with the borrower was X/XX/XXXX, need assistance to make on-line payment.

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE:   No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144656	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower completed a prior servicer repay plan XXXX and defaulted again XXXX XXXX, current hardship due to home repairs and tenants are paying late. Borrower maintains contact and declines assistance, and remains current since reinstatement XXXX . Last contact X/X/XXXX to confirm reinstatement amount

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures XX/X/XXXX, $XXX,XXX.XX deferred balance, of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433143751	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	Yes	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Account is being discussed with an authorized party, the borrower is deceased, a repayment plan is set up. X/XXXX Plan is kept. X/XXXX Borrower requests assistance options, they decline a FB plan offer. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX with borrower inquiring about a recast.

REASON FOR DEFAULT: X/XXXX Death of mortgagor. X/XXXX Curtailment of income.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: BK is active when the history starts in X/XXXX, per notes on XX/X/XXXX BK case was terminated on X/XX/XXXX.

PROPERTY: No property issues found.

433143181	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay through certified funds in X/XXXX, and made a phone payment in X/XXXX. Servicer approved a X-repay plan in X/XXXX after borrower mentioned a hardship. Borrower declined a modification review in XX/XXXX, but expressed interest in another repay plan as hardship was ongoing, but didn't accept a repay plan until X/XXXX. Borrower enrolled in auto-draft payments in X/XXXX. No further contact.

REASON FOR DEFAULT: Borrower illness, surgery, medical expenses

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145243	XXXX 24M PHCH	CURR	04/25/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX stated impacted by XXXX, servicer set up a repayment plan on X/XX/XXXX. Plan kept and no further workout was requested. Last contact X/X/XXXX when borrower and servicer discussed the repayment plan.

REASON FOR DEFAULT: Laid off

MODIFICATION: Missing

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433145187	XXXX 24M PHCH	DELQ	03/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Skip trace efforts noted XX/XX/XXXX. Borrower hardship noted X/XX/XXXX due to curtailment of income; work hours reduced. Borrower called to schedule payment X/XX/XXXX; called to confirm X/XX/XXXX. Last contact X/XX/XXXX to confirm Xrd party authorization received.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Loan noted to be in BKXX at start of history; details of filing not provided. Transfer of claim filed XX/X/XXXX which was filed with court XX/XX/XXXX. Dismissed X/X/XXXX.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143691	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is set up. X/XXXX Plan is broken. XX/XXXX Docs are being submitted for loss mit assistance, no notes found showing a complete application was submitted. Borrower has not been very cooperative and had a congressmen involved in XX/XXXX due to a payment being refused. Recent communication has been limited to payment arrangements. The most recent contact was on X/X/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Disability. X/XXXX Fixed income. XX/XXXX Truck repairs. X/XXXX Excessive obligations.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144121	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 2	BORROWER CONTACT: No contact. All payments made via website or phone pay system.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.   Owner occupied per data tape.

433145084	XXXX 24M PHCH	CURR	03/27/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided prior to XX/XXXX. Borrower approved for repayment plan in XX/XXXX, confirmation letter sent as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower made payment and requested payment history, request to have payment history sent to borrower was submitted.

REASON FOR DEFAULT: Borrower unemployment and curtailment of income.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Appears loan was in active BK at start of contact history, BKXX filed in XXXX, discharged in XXXX, exact BK filing date not provided. No other BK activity noted.

PROPERTY: No property issues noted.
433143240	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower hardship started with XXXX XXXX hospitalization, she is on SSI and had difficulty catching up once behind in XXXX. Account was performing after reinstatement XXXXuntil missed payment XXXX , hardship caused by $XXX/mo escrow increase. Last contact X/XX/XXXX, borrower will check with county for discounts.

REASON FOR DEFAULT: Insufficient income

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/XXXX, $XXX,XXX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143303	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 2	BORROWER CONTACT: Little contact with borrower. Borrower uses the grace period and numerous calls and reminders sent by servicer.

REASON FOR DEFAULT: First RFD was XX/X/XXXX, loss of income.  Same RFD XX/X/XXXX

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures XX/X/XXXX.  No deferred or forgiven balance.

FORECLOSURE:  No evidence of foreclosure action.

BANKRUPTCY: BKXX filed in XXXX, filing date unknown, and active in early XXXX.  Final cure was filed in X/XXXX.  BK discharged X/XX/XXXX.

PROPERTY: No evidence of property damage.

433144802	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A repayment plan is started. X/XXXX Plan is kept. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Additional XXXX assistance is requested. X/XXXX A deferral is completed. Borrower has been cooperative. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Car repairs. XX/XXXX Seasonal unemployment. X/XXXX XXXX .

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX initially at X.XX% for X years, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144839	XXXX 24M PHCH	CURR	04/26/2021	03/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior CHXX BKs filed in XXXX with the most recent BK dismissed in XXXX. Borrower received a BK mod in XXXX. Servicer has had limited contact with the borrower due to the BK with last contact XX/XX/XXXX when borrower inquired about a reverse mortgage. Loan has been current since XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP RATE BK MOD, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures/expires X/XX/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.  Step X: rate of X% with P&I $XXXX.XX beginning X/XX/XXXX until maturity.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior CHXX BK filed in XXXX and dismissed in XXXX.  Prior CHXX BK filed and dismissed in XXXX.

PROPERTY: Property is owner occupied with no issues noted.
433144398	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: A mod review was closed in X/XXXX for missing documents. Borrower reapplied for mod assistance in X/XXXX, but review was closed in X/XXXX for missing document. A complete package was received in XX/XXXX, and servicer approved a X-month trial mod plan in XX/XXXX. Minimal contact during the trial plan. Borrower made a phone payment in X/XXXX to cover an NSF payment that month and remain current on the plan. Modification was completed in X/XXXX. No further contact with borrower.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline was not provided. Order of Reference was sent to courts X/XX/XXXX. Court delays until a loss mit hold was entered in XX/XXXX. Case was dismissed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143520	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Death of borrower noted X/XX/XXXX. Xrd party inquired about amount in arrears X/XX/XXXX; requesting workout options. Xrd party requested repayment plan X/XX/XXXX; business cycles up and down. X-month repayment plan offered X/XX/XXXX. Plan confirmed XX/XX/XXXX. Servicer notes X/XX/XXXX executor of estate is XXXX. Xrd party requested payoff X/XX/XXXX. Xrd party requested mailing address change X/X/XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower death.  Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.  $XX,XXX.XX permanently forgiven at the time of agreement.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143420	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	Yes	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower's check was being garnished and refused to update financials. Borrower borrowed from XXXK to make the X/XXXX payment. X/X/XXXX RFD was unemployment. X/XX/XXXX borrower deceased per call from daughter, sent death certificate and will. Daughter is executor. No discussion as to intent.

REASON FOR DEFAULT: Borrower is deceased.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE: Active foreclosure when loan was modified in XX/XXXX, unable to determine date of dismissal, but after X/XXXX due to court delays.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144431	XXXX 24M PHCH	CURR	04/01/2021	02/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reported a hardship in X/XXXX during a phone payment. No contact again until the next phone payment in X/XXXX when borrower reinstated the account. Borrower had a new hardship in XX/XXXX, and servicer approved a repay plan. Loan reinstated in X/XXXX. Borrower has since made sporadic phone payments. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Reduced work hours, missed a few months of work due to an accident

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143226	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was modified in X/XXXX, borrower did not make a payment after modification until X/XXXX, when X payments were made. Borrower on stip plan prior to modification, unable to determine terms. XX/XX/XXXX borrower called with general inquiry and amount due. No RFD or commitment to pay. X/XX/XXXX borrower called for reinstatement quote. RFD was excessive obligations. X/X/XXXX borrower unemployed. Borrower submitted hardship package and XXXX deferral completed, rolling due date X months. Borrower only contacts servicer when requesting assistance, has hung up on servicer multiple times since deferment.

REASON FOR DEFAULT:   Borrower stated unemployed in X/XXXX, but no specific RFD for prior delinquencies.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred or forgiven amounts.

FORECLOSURE: Referred to foreclosure XX/XX/XXXX.  Foreclosure closed when borrower reinstated in X/XXXX.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144379	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was delinquent when history began in XXXX. File was referred to FC in X/XXXX. Borrower called in on X/XX/XX, intent is to retain the property, RFD due to unemployment, receiving SSI for income. FC file was closed in X/XXXX due to loan reinstated. Borrower fell behind on the loan shortly after but was able to making additional payments to bring the loan current. Borrower stated in X/XXXX that RFD was due to medical reasons and that she had been in and out of the hospital. Last contact was on XX/XX/XX, borrower stated that she filled out a form for a recurring draft. Loan has remained current since X/XXXX.

REASON FOR DEFAULT: Borrower illness, unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was referred to FC in X/XXXX. FC file was closed in X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX, also, the mailing address on the most recent billing statement (dated X/XXXX) matches the property address.
433143593	XXXX 24M PHCH	CURR	03/21/2021	02/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower has been in frequent contact and appears to be cooperative. The borrower considered requesting XXXX-XX workout assistance in XX/XXXX but did not pursue the request. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to income impact from the XXXX-XX XXXX  and tenants not paying. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The last occupancy report in the contact history was on X/XX/XXXX and reported the property as vacant. No indication of existing damage or ongoing repairs.
433144443	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for mod in XX/XXXX, approved for trial mod through mediation as of XX/XX/XXXX, final mod approved and sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested assistance to log in online, password was reset for borrower.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $X,XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history, service completed as of XX/XX/XXXX, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod, Motion to dismiss FC filed on XX/XX/XXXX, delay due to XXXX-XX, no other details provided. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Legal description error noted as of XX/XXXX, title claim noted as denied as of XX/XX/XXXX, issue was to be cleared through judgment process, complaint filed as of XX/XX/XXXX, no other details provided.
433144599	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX stated impacted by XXXX, servicer set up a repayment plan on X/XX/XXXX details of plan not noted. Repayment plan updated on X/XX/XXXX. Borrower on X/XX/XXXX borrower stated they applied for assistance with a Xrd party who was to pay the past due, no further details. Borrower also stated they sent in a MOD workout packet, servicer advised they need packet for possible MOD review. As of X/XX/XXXX servicer notes receipt of workout packet. As of X/XX/XXXX servicer completed a deferral for X payment. Servicer set up a repayment plan on XX/XX/XXXX, details of this plan not noted. Appears plan still active. Last contact XX/XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income reduction

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143309	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Pre-Fc loss mit letter was sent in on X/XX/XX. Unauthorized Xrd parties (mother, daughter and spouse) called in X/XXXX to inform that the borrower passed away. Daughter stated that she was working with an attorney, mother stated that she would be handling the loan and spouse stated that the borrower's family made him move from the property. Borrower's mother stated in X/XXXX that she sent in docs from the court and was advised that her name was not showing up as SII; Xrd party stated that SII is the borrower's daughter but she filed for SII for the daughter; also informed that she evicted the borrower's boyfriend and borrower's daughter lives in the home. Last contact was on XX/XX/XX, unauthorized Xrd party (granddaughter) called in to schedule a payment. Loan is current.

REASON FOR DEFAULT: Borrower death.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $, matures/expires unspecified. No deferred balance. $XX,XXX of the principal balance of $XXX,XXX has been permanently forgiven.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144274	XXXX 24M PHCH	CURR	04/01/2021	02/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in to schedule a payment in X/XXXX and was approved for a X month repayment plan. Plan was deleted in X/XXXX; unable to contact the borrower. Borrower called in XX/XXXX to re-schedule a payment indicating RFD due to curtailment of income. Pre-FC loss mit letter was sent on XX/XX/XX. File was referred to FC in X/XXXX. Borrower stated on X/X/XX that they fell behind on the loan due to illness, inquired about assistance offers for possible repay plan. Hold was placed for repayment plan in X/XXXX. FC stopped in XX/XXXX. Repayment plan was completed in XX/XXXX. Last contact was in X/XXXX, borrower called for payment inquiry. Loan is current.

REASON FOR DEFAULT: Borrower illness, curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE:  File was referred to FC in X/XXXX. Loss mit hold was placed in X/XXXX. FC file was closed in XX/XXXX due to performing repayment plan.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE ISSUES: A prior mortgage iao $XX,XXX in favor of XXXX noted in X/XXXX. A title claim was filed and title issue confirmed resolved on X/XX/XXXX; an indemnification was issued.

433143255	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for repayment plan in XX/XXXX, plan completed as of XX/XX/XXXX. Borrower approved for repayment plan in XX/XXXX, repayment confirmation letter sent on XX/XX/XXXX, plan noted as completed as of XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower on XX/XX/XXXX, signed mod documents received as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to update mailing address after being notified that a copy of fully executed mod agreement was mailed to borrower.

REASON FOR DEFAULT: Home repairs and borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144818	XXXX 24M PHCH	CURR	04/15/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance to bring the account current in XX/XXXX. As of XX/XXXX, the borrower requested a mod and wanted to know the status of workout. Stip to mod approved on XX/XX/XXXX; X payments due beginning on X/XX/XXXX. Borrower called in XX/XX/XXXX disputing all fees on the loan, servicer notes explaining fees on the loan and borrower stated she would send in notarized modification. Plan completed and modification processed in XX/XXXX; delay due to missing page of returned mod. Last contact on XX/XX/XXXX, borrower wanted to verify how the account was reported during to stip to mod process. Comments show that the borrower was transferred to the modification department but details of the conversation not noted.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower's spouse was out of work for a month but regained employment.  As of XX/XXXX, the borrower stated was ill and just released from the hospital. As of XX/XXXX, the borrower's spouse unemployed but back to work as of XX/XXXX.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is not eligible for forgiveness.

FORECLOSURE: FC started on XX/XX/XXXX.   Loss mitigation hold as of XX/XX/XXXX.  FC closed and billed on XX/XX/XXXX.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.   Owner occupied per notes on XX/XX/XXXX.

433143103	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: As of X/XXXX comments indicate there was an active STIP plan in place with MOD if completed. Plan completed and loan was modified in X/XXXX. Borrower on X/XX/XXXX stated impacted by COID, servicer set up a X month repayment plan. Servicer received a XXXX workout packet on XX/X/XXXX and completed a deferral XX/XX/XXXX. No further assistance requested. Last contact XX/X/XXXX borrower wanted to make a payment but was advised loan is current.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: Comments indicate loan was in FC, date referred unknown.  FC dismissed X/XX/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143279	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Repayment plan offered XX/XX/XXXX. Skip trace efforts noted X/XX/XXXX. Plan confirmed kept X/X/XXXX. Mod workout approved X/X/XXXX which was booked X/XX/XXXX. Last contact X/XX/XXXX inquiring about NSF payment.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown.  FC action placed on hold XX/XX/XXXX due to loss mitigation efforts.  Legal notes X/XX/XXXX borrower did not attend mediation hearing.  FC action placed on hold X/XX/XXXX due to XXXX . FC action closed/billed after Mod booked X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144517	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Chronic delinquency throughout XXXX due to excessive obligations, car accident and auto replacement. Borrower maintained contact for payments but declined loss mitigation. Account was performing after XXXXreinstatement until missed payment XXXX XXXX. Borrower kept promise to cure in XXXX , no new hardship provided. Borrower continues to pay timely, last contact X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: Per seller loan was modified X/XX/XXXX. However, current loan terms match the original Note terms of X.XX%, P&I $XXX.XX, and maturity date of X/X/XXXX. Does not appear loan was permanently modified. Deferral notice dated X/X/XXXX states 'we have deferred your past-due payments' but provides no other details about what or how many months deferred.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143678	XXXX 24M PHCH	DELQ	03/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was in FC when history began in XXXX, on hold for loss mit. RFD is unknown. Borrower was approved for a trial plan in X/XXXX for X payments. Borrower called in for loss draft inquiry in X/XXXX. Trial plan appears to have been completed in X/XXXX and loan was modified effective XX/X/XX. Last contact was on XX/XX/XX, borrower called in to inquire about the mod stating that her attorney received notice that she denied the mod (notes indicate borrower was not happy with the mod terms); borrower was advised that the mod was being completed. Mod was processed on XX/XX/XX; FC stopped. Borrower has missed a few payments since the modification and is currently delinquent on the loan (rolling XX days).

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was in FC when history began in XXXX. FC stopped in XX/XXXX due to modification. Motion to dismiss FC was filed; dismissal granted.

BANKRUPTCY: No BK activity found.

PROPERTY: Loss draft checks were received in XXXX for Wind/Hail damage that occurred on X/XX/XXXX and X/XX/XXXX. Claims appear to have been monitored. repairs confirmed complete in X/XXXX, inspection received at XXX%. Claim funds appear to have been endorsed and released to the borrower in XX/XXXX.

433144753	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, no RFD and promised payment. Last contact with the borrower was X/XX/XXXX, confirming payment was made. Borrower has been very unresponsive to mail and calls.

REASON FOR DEFAULT: XX/XX/XXXX RFD was hours cut.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143763	XXXX 24M PHCH	CURR	03/30/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact with the borrower was XX/XX/XXXX. Very little contact with the borrower other than making payments.

REASON FOR DEFAULT: First contact and RFD was X/X/XXXX, unexpected bills.

MODIFICATION:  Borrower received several credit line increases in XXXX, increasing the LOC from $XXk to $XXk. No other changes in terms made.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143874	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Plan confirmed kept X/XX/XXXX. Mod workout approved X/X/XXXX which was booked X/XX/XXXX. Last contact X/XX/XXXX borrower advised of funds in suspense.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: BKXX dismissed X/XX/XXXX.

PROPERTY: Property is owner-occupied.  No property damage noted.

433145324	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX stated they were impacted by XXXX, servicer set up a repayment plan on X/XX/XXXX for X months. Second repayment plan set up X/XX/XXXX for X months, plan updated X/XX/XXXX adding X more months. On XX/X/XXXX servicer received a XXXX workout packet, a deferral was completed X/X/XXXX deferring X payments. Last contact X/X/XXXX borrower and servicer went over the deferment

REASON FOR DEFAULT: Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY:  Comments indicate borrower has been discharged from a BK X, no further details provided.

PROPERTY: NA

433143870	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called about insurance coverage in X/XXXX. Borrower requested a deferment in X/XXXX, but servicer declined as loan was current. Borrower called about an insurance disbursement dispute in X/XXXX, and applied for XXXX hardship through the website. Servicer granted a X-month FB plan. Borrower asked about a payment increase in X/XXXX; increase was due to a step rate change from a prior modification. Borrower made a phone payment in X/XXXX, and set up auto-draft payments in X/XXXX. No further contact.

REASON FOR DEFAULT: XXXX impact - borrower was laid off

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy. Borrower submitted insurance funds of $XX,XXX in X/XXXX for an unknown DOL and COL. Claim was not monitored, funds were endorsed and returned to borrower in X/XXXX.

OTHER: P&I amount will change to $X,XXX.XX with the X/X/XXXX payment, per the mod agreement. Servicer adjusted the interest rate on X/X/XXXX.
433143894	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer set up a repayment plan on X/XX/XXXX, details of the plan are not noted. As of X/XX/XXXX a revised repayment plan was set up details of this plan not noted. Authorized Xrd party called in X/XX/XXXX requesting XXXX assistance, comments do not indicate servicer offered XXXX assistance.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143464	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/XX/XXXX, RFD was hardship. On XX/XX/XXXX borrower had other bills to pay and declined loss mitigation. On XX/XX/XXXX borrower declined loss mitigation, stating was not affordable and would catch up. Last contact with the borrower was X/XX/XXXX inquiring about status of loan.

REASON FOR DEFAULT:  Based on the various RFDs provided it would appear that the borrower is over extended.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX. Modification included a forbearance agreement of X months, starting X/X/XXXX.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: X/XX/XXXX borrower called and stated fire damage to garage, asking about process.  Loss was estimated at $XX,XXX.XX and check in the amount of $XX,XXX.XX was received on X/XX/XXXX.  Additional funds of $X,XXX.XX received X/XX/XXXX.  Inspection was completed XX/XX/XXXX and repairs were XXX% complete.

433144514	XXXX 24M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VT	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XX/XXXX RFD was unexpected expenses. XX/X/XXXX last contact making payment and stating RFD was excessive obligations. Borrower makes payments when promised but little contact overall.

REASON FOR DEFAULT: Borrower appears to be overextended

MODIFICATION: STEP RATE, First pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143233	XXXX 24M PHCH	FC	04/01/2021	03/27/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stated on X/X/XX that RFD was due to illness, he's also retired and renters paid late. A X month repayment plan was set up on X/XX/XX. NSFs were processed in X/XXXX but the borrower was able to replace the payments. Borrower was advised of workout options in X/XXXX. Borrower called in on X/XX/XX requesting a copy of the pay history disputing the due date stating loan should only be due for X/XXXX and was advised payment made in X/XXXX posted to X/XXXX and the payments made in X/XXXX posted to X/XXXX and X/XXXX ( pay history shows X payments applied with an ending due date of X/X/XX). Borrower stated that he would make one payment by X/XX/XX; RFD due to tenants not paying. Pre-FC loss mit letter was sent on X/XX/XX. Borrower requested repayment plan on XX/XX/XX. file was referred to FC on XX/X/XX. Mod solicitation was sent on XX/XX/XX. Borrower was approved for a stip plan for X payments effective X/X/XX, completed the plan and received approval for a mod effective XX/X/XX. Last contact was on X/XX/XX, borrower called in regard to summons and stated that he will be attending the hearing in XXXX . File is currently in FC, on hold for loss mitigation.

REASON FOR DEFAULT: Curtailment of income due to tenants not paying and illness.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was referred to FC in XX/XXXX. Loss mit hold was placed in X/XXXX. File was also placed on hold in X/XXXX due to ongoing XXXX-XX XXXX ; hold ended X/X/XXXX. XXXX-XX hold end date projected to XX/XX/XXXX. Loan was modified effective XX/X/XXXX; file is currently on hold for loss mitigation.

BANKRUPTCY: No BK activity found.

PROPERTY: Code violations being noted on the loan. A notice of violation hearing was received on X/XX/XXXX. Property preservation email was received on XX/XX/XXXX needing to discuss code violations with borrower, totaling $XX,XXX. The borrower stated on XX/XX/XXXX that he would be attending the building violation hearing on XX/X/XXXX. Outcome of the hearing was not discussed in contact history; unknown if the code violations issues have been resolved.

TITLE ISSUES: Notes in XX/XXXX indicates that a sidewalk lien was filed on X/X/XXXX in index no. XXXXX noting as erroneously indexed against the block and lot of the property. Title curative option: title issue to be cleared through judgment (reformation). It does not appear that the title issue has been resolved.
433143444	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: No recent significant activity was found. Borrower has not been responsive. The most recent contact was on XX/XX/XXXX with a billing statement being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.  Balloon amount of $XX,XXX due at maturity.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143393	XXXX 24M PHCH	CURR	05/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested repayment plan as of XX/XX/XXXX, approved for XX payment repayment plan as of XX/XX/XXXX, plan cancelled as of XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, previous repayment plan was closed due to no payment but reopened as of XX/XX/XXXX, plan noted as broken as of XX/XX/XXXX and XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness  based on borrower performance.

FORECLOSURE: Loan referred to FC on XX/XX/XXX, FC placed on hold for assignment as of XX/XX/XXXX and for repayment plan as of XX/XX/XXXX, FC closed as of XX/XX/XXXX, account brought current. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143481	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. No contact with borrower noted in contact history. Loan was rolling XX days delinquent most of XXXX and part of XXXX and several delinquent notices were sent; borrower was able to bring the loan current and has remained current since X/XXXX. RFD is unknown.

REASON FOR DEFAULT: Unknown.

MODIFICATION: Missing. Letters in file notifying borrower of mod terms with upcoming step rate changes; modified in XXXX to X.XX% for X years, then X.XX% in XXXX, X.XX% in XXXX, X.XXX% in XXXX which is current rate being serviced.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144199	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Xrd party (daughter) called to make payment X/X/XXXX. Borrower inquired if property taxes increased X/XX/XXXX. Borrower hardship noted X/XX/XXXX stating daughter was helping and lost hours at work. X-month FB offered X/XX/XXXX. Xrd party advised X/X/XXXX sent workout financials. Plan confirmed kept X/X/XXXX. X-month payment deferral booked X/XX/XXXX. Last contact X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144322	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower asking for a copy of their Mod. The borrower was impacted by XXXX-XX with temporary unemployment and brought the loan current without any Assistance.

REASON FOR DEFAULT: The reason for default was unemployment.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

BANKRUPTCY: No BK activity found

FORECLOSURE: No FC activity found

PROPERTY: There are comments in X/XXXX the Roof is damaged and must be fixed before it can be insured. A claim was filed for the roof with the current insurance company that was denied. Status of repairs is unknown.

433143861	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower advised XXXXthat he was previously unemployed but has started a new job, additional hardship due to son's college tuition, subject property is a rental.

REASON FOR DEFAULT: Income curtailment, excessive obligations. Full application submitted XXXX , mod denied XXXXX-XX due to DTI. Borrower appealed decision and increased down payment to $XXK, X-month trial completed XXXX and account remains current post-mod, last contact X/XX/XXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure first legal filed XXXX , title is clear, case dismissed after modification.

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433144551	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower maintained contact throughout XXXX delinquency, hardship due to medical reasons and assistance for family member who lost home in fire. Account was performing after XXXXreinstatement until XXXX , hardship due to XXXX death of family member, sister now hospitalized with it and borrower had to quarantine after a positive diagnosis. Borrower completed a repay plan to cure in XXXX , last contact X/X/XXXX

REASON FOR DEFAULT: Borrower illness, family illness, family death

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at initial ARM rate of XX.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144617	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower offered repayment plan in XX/XXXX, borrower declined. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to notify they received insurance claim check, borrower was advised of claim process and that once approved the check would be endorsed and released to borrower.

REASON FOR DEFAULT: Family illness and curtailment of income.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX, DOL was XX/XX/XXXX, COL was water damage, repairs were not monitored, loss draft of $XX,XXX was endorsed and released to borrower as of XX/XX/XXXX, current status of repairs not provided. No other property issues noted.

433145019	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: A payment was returned to borrower in X/XXXX as insufficient to reinstate. First contact with borrower was in X/XXXX when he used XXXk funds to reinstate the account. Borrower applied for XXXX assistance through the website in X/XXXX, and servicer granted a X-month FB plan. Borrower requested a deferment in X/XXXX, and servicer completed a X-month deferral in X/XXXX. No further contact.

REASON FOR DEFAULT: Borrower illness caused him to miss work, high utilities. XXXX impact, details were not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143964	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is unresponsive throughout XXXX delinquency from XXXX-XXXX XXXX, no hardship is noted. Last contact X/XX/XXXX escrow inquiry.

REASON FOR DEFAULT: Unknown

MODIFICATION: Expired TEMP mod, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for X years then return to note terms, modified P&I $, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per inspection result. No property issues noted.

433144648	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower stated he was waiting on account receivables to come in then a payment would be made. The next payment posted XX/X/XXXX. Borrower has been unresponsive to recent Servicer contact attempts. The last attempt was X/XX/XXXX. Loss Mit was last active X/XXXX.

REASON FOR DEFAULT: RFD was noted on XX/XX/XXXX as insufficient income and on X/XX/XXXX as curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $X,XXX,XXX at X.XXX% for X years, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX of which $X,XXX.XX is eligible for forgiveness over X years based on borrower performance. The remaining deferred balance is due at maturity date or loan pay off. Loan was prior modified X/XXXX and X/X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/X/XXXX indicated subject property was owner occupied. Current property condition is unknown.

433144090	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower entered a web chat inquiring about a XXXX deferment in X/XXXX. Servicer approved a X-month FB plan and suppressed credit reporting; no phone attempts made to contact borrower during plan. Borrower reinstated in X/XXXX and has since remained current. No phone contact with borrower over the past two years.

REASON FOR DEFAULT: XXXX impact, details were not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144559	XXXX 24M PHCH	FB	02/01/2021	01/07/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepted a X-month trial solicitation XXXX , hardship and financials not provided. Trial was paid timely, mod finalized XXXX . Hardship throughout XXXX delinquency includes borrower illness, income taxes and other bills. Borrower advised X/X/XXXX that she lost job due to XXXX, forbearance is approved through XXXX XXXX. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower unemployment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144593	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unable to reinstate in X/XXXX, but continued to make payments and declined a repay plan in X/XXXX as she wasn't working. Borrower returned to work in X/XXXX and requested a X-month repay plan. Please was approved, and borrower reinstated in XX/XXXX. Only other contact was in X/XXXX; borrower illness was on-going.

REASON FOR DEFAULT: Borrower not working due to health problems and surgery, medical bills

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143098	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX stated impacted by XXXX, borrower did not request assistance. Credit report dispute received X/X/XXXX which was answered by servicer X/XX/XXXX. Last contact X/X/XXXX borrower called in about the letter received, servicer advised letter mailed prior to payment being received; nothing further discussed.

REASON FOR DEFAULT: Income reduction

MODIFICATION: STEP/HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: Borrower was active in a BK XX, date filed unknown.  BK XX was converted to a BK X and discharged X/XX/XXXX.

BANKRUPTCY:

PROPERTY: NA

433144843	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is started. X/XX/XXXX Plan is kept. Account is referred to FC a few months thereafter. X/XXXX Borrower submits a loss mit application for a mod. X/XXXX Stip to mod is approved. XX/XXXX A final mod is completed. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on X/X/XXXX with insurance policy being discussed.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: XX/XX/XXXX File is referred to FC. Account is reinstated XX/XXXX via a mod.

BANKRUPTCY:  History indicates the account was previously discharged from BK (no details provided).

PROPERTY: No property issues found.

433143849	XXXX 24M PHCH	CURR	03/15/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower stated X/X/XXXX out of work due to major surgeries. Borrower called to confirm payment XX/X/XXXX. Borrower requested online assistance X/XX/XXXX. Borrower inquired about payment no posted X/X/XXXX. Last contact X/X/XXXX borrower made payment.

REASON FOR DEFAULT: Borrower illness.  Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144159	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for XXXX assistance XXXXdue to loss of work. Forbearance was approved through XXXX XXXX, borrower fully reinstated at expiration and remains current with no further contact since X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143153	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone for the trial modification. The borrower was offered a trial modification and successfully completed the plan resulting in a permanent modification completed in X/XXXX. The loan has remained current since that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to a family emergency and health issue. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%. Loan term is XX years. Modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143622	XXXX 24M PHCH	DELQ	03/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144940	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower advised of hardship XXXX XXXX due to illness and medical expenses, declined assistance but maintained contact until cured in XXXX , Borrower is unresponsive throughout XXXX delinquencies in XXXX, and refused to discuss account at last contact X/XX/XXXX. Most recent reinstatement posted XXXX XXXX.

REASON FOR DEFAULT: Borrower illness, medical bills

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143631	XXXX 24M PHCH	DELQ	03/01/2021	02/18/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called in to make a payment over the phone. No further contact despite noted attempts. The loan has recently rolled delinquent and has had sporadic payments over the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. Unclear if hardship is continuing based on the present loan status..

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years at $X,XXX.XX/mo, then X.XXX% for remaining term at $X,XXX.XX/mo. Term is XX years, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144792	XXXX 24M PHCH	CURR	04/28/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower accepts a repayment plan. XX/XXXX Plan is broken. X/XXXX Borrower is applying for a mod, docs are submitted. X/XXXX A stip to mod is approved. XX/XXXX A final mod is completed. Borrower has not been very responsive. The most recent contact was on XX/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Medical. XX/XXXX marital difficulties.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures XX/XX/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144856	XXXX 24M PHCH	CURR	04/08/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower asking about the credit reporting. The borrower was in a previous Chapter XX Bankruptcy that a Relief of Stay was granted XX/XX/XXXX. The borrower agreed to a Stip Mod, with the requirement to make X monthly payments timely and a Mod would be approved. This successfully completed. The reason for default was a reduction of income. Minimal contact with the borrower.

REASON FOR DEFAULT: The latest reason for default was curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No active BK found, the borrower was in a previous Chapter XX Bankruptcy that a Relief of Stay was granted XX/XX/XXXX, with no additional details provided.

PROPERTY: No property conditions found

433145004	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, servicer set up a X month repayment plan, details of plan not noted. Plan modified on X/XX/XXXX adding an extra month. No further workout was requested.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433145070	XXXX 24M PHCH	DELQ	03/01/2021	02/06/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years. Borrower makes contact occasionally to reinstate, hardship due to other bills and borrower declines to discuss financials or loss mitigation. XXXX forbearance was approved XXXX -XXXX and extended through XXXX XXXX, hardship details not provided. Borrower reinstated X payments at last contact X/XX/XXXX and advised he is still not working.

REASON FOR DEFAULT: Borrower unemployment, Excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X.XX% for XX years, modified P&I $XX.XX, maturity not stated, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144760	XXXX 24M PHCH	DELQ	03/01/2021	02/08/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was provided with payment reminder, borrower provided spousal authorization for life of loan.

REASON FOR DEFAULT: Pay check was late and curtailment of income.

MODIFICATION: TEMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.XXX% for X years, modified P&I $XXX, expires XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144538	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower makes contact every X-X months to reinstate account but declines to pursue loss mitigation. Hardship since XXXX XXXX is long-term unemployment for primary borrower. Coborrower handles account and is the only one working, last contact X/X/XXXX.

REASON FOR DEFAULT: Borrower unemployment, excessive obligations

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143110	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan modification noted in XXXX. Servicer has been unable to contact borrower over the last X years with numerous dialer attempts made. Loan has been rolling XX days delinquent in XXXX with borrower bringing current XX/XXXX. No RFD provided in the comments. Loan is presently current.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XXX months, modified P&I $XXX.XX, no maturity date provided.  No deferred balance noted.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.
433143124	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: As of X/XX/XXXX servicer mailed MOD to borrower, unable to determine when workout was first received or FB plan details. As of X/X/XXXX signed MOD received by servicer. Loan modified in XX/XXXX, detail in processing MOD was due to litigation. As of X/XX/XXXX borrower started a payment dispute with servicer, borrower disputing missing payment. Dispute resolved in X/XXXX. Last contact X/X/XXXX borrower made payment over the phone which posted same day.

REASON FOR DEFAULT: Payment dispute

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: Prior to MOD there was an active FC, date referred unknown.  FC closed XX/XX/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

LITIGATION:  FC has active litigation, answer was filed by borrower, date filed and full details of litigation not noted.  Borrower signed settlement agreement and litigation resolved as of XX/XX/XXXX.

433143248	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has been unresponsive throughout chronic delinquency, no hardship provided until XXXX XXXX income curtailment. Promise was kept to cure in XXXX and account remains current with no further contact.

REASON FOR DEFAULT: XXXX income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, maturity not specified, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143258	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer on X/XX/XXXX went over loss mit options with borrower, borrower never sent in a workout packet. Last contact XX/XX/XXXX borrower promised a payment by XX/X/XXXX, nothing further discussed; payment was made.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144336	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Documents show the borrower divorced in XXXX and non-borrower wife and children occupy the subject property. Divorce decree does not address the property and no evidence of QCD in documents. Prior loan mods noted in XXXX, XXXX, XXXX and again in XXXX. Two month XXXX deferral applied X/XXXX with no RFD provided. Servicer has had limited contact with the borrower with last contact X/XX/XXXX with AXP ex-wife on how to get husband off the loan.

REASON FOR DEFAULT: Divorce and income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: Loan previously in FC in XXXX with loan due for the XX/X/XXXX payment.  Stip plan completed and mod granted in XXXX.  Unable to verify FC stages from comments.

BANKRUPTCY:  No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.
433145248	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX borrower made promise to make payment, which was kept. X/XX/XXXX borrower disputing credit reporting. This is an interest only loan which could be the issue. No confirmation that dispute has been resolved.

REASON FOR DEFAULT: Borrower has never provided a RFD.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143290	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower confirmed ACH X/XX/XXXX. Borrower stated X/XX/XXXX missed paycheck. Borrower again stated X/XX/XXXX not paid one month. Borrower stated X/XX/XXXX doesn't get paid summers. Borrower inquired about payment chance X/X/XXXX. Borrower stated XX/XX/XXXX had decrease in income; works as teacher. Borrower requested online access X/X/XXXX. Borrower inquired about due date X/XX/XXXX. Borrower stated XX/XX/XXXX got behind; stated XX/XX/XXXX doesn't get paid summers. Last contact X/XX/XXXX borrower confirmed payment.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.  $XXX,XXX.XX permanently forgiven at the time of review.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower stated X/X/XXXX had roof damage; filed insurance claim. No details of claim provided. Notes do not indicate status of repairs.
433145199	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was referred to FC on X/XX/XXXX, borrower had been unemployed but got a new job for more pay, made X pmts in X/XXXX then got on repayment plan and was current by XX/XXXX. FC was cancelled. Borrower has been XX days late several times in XXXX/XXXX. RFD was curtailment of income; has outside job and can't work when weather is bad.

REASON FOR DEFAULT:  Unemployment, Curtailment of income.

MODIFICATION: NON-HAMP STEP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures X/X/XXXX according to previous HAMP mod. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE:  Loan referred to FC X/XX/XXXX but it was cancelled when borrower was current in XX/XXXX.

BANKRUPTCY:  No BK activity

PROPERTY:  Inspections show owner occupied.

433144639	XXXX 24M PHCH	CURR	05/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan approved in XX/XXXX. Last contact on XX/XX/XXXX, borrower stated he would make a payment via the phone pay system.

REASON FOR DEFAULT:  Borrower unemployed as of XX/XX/XXXX. RFD per notes on XX/XX/XXXX, spouse unemployed.

MODIFICATION: HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Borrower stated on XX/XX/XXXX that he had to repair the garage and sidewalk. Does not appear claim was filed. Owner occupied per notes on XX/XX/XXXX.
433144256	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to advise is selling the house and requested a letter that the servicer would finance the house. Was informed they are not a lender. No further contact with the borrower who has been unresponsive to attempts to contact. The loan is current but has had periods of delinquency and sporadic payment history over the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%. Loan term is XX years. Modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144518	XXXX 24M PHCH	DELQ	03/01/2021	02/25/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX to schedule a payment indicating payment delay due to vehicle repairs. XX day grace period letter was sent in X/XXXX; borrower stated RFD was due to medical expenses. Borrower stated on XX/X/XX that he was injured at his job and was out of work for X X/X weeks. Loss mit solicitation was sent. Borrower has been impacted by the XXXX , stating in X/XXXX that he was approved for unemployment and would make a payment within X - X days. A X month FB plan was approved and set up in X/XXXX. Borrower stated on X/X/XX that he was unemployed but received stimulus funds and scheduled a payment. Last contact was in X/XXXX, it was confirmed that the borrower received grace period letter reflecting higher payment. Loan is currently delinquent; last payment received was on X/XX/XX.

REASON FOR DEFAULT: Unemployment due to XXXX-XX, illness and car repairs.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145082	XXXX 24M PHCH	DELQ	02/23/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower stated the reason for delinquency and gave a promise to pay in X/XXXX. Hardship was temporary. No further contact.

REASON FOR DEFAULT: Car repairs

MODIFICATION: NON-HAMP. Loan originated in X/XXXX. Modification was completed in X/XXXX to change the interest rate from X.XX% at origination to X.XX%; the remaining loan balance was amortized at the lower rate to change the monthly payment. Loan term and maturity were not changed, and were not stated in the modification. The adjusted P&I and the UPB at the time of modification were also not provided.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433144246	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history, FC placed on hold as of XX/XX/XXXX for loss mit, FC closed on XX/XX/XXXX with completion of mod, Motion to dismiss filed and granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144833	XXXX 24M PHCH	CURR	04/01/2021	03/14/2021	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years, hardship due to borrower is on fixed income with no capacity for high utilities and other unexpected expenses. Borrower makes contact for phone payments, no discussion of loss mitigation due to BK discharge flag. Most recent reinstatement posted XXXX , last contact X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BK discharged prior to XXXX  XXXX, case details unknown.

PROPERTY: Property is owner occupied. No property issues noted.

433145079	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX stated impacted by XXXX, servicer set up a X month repayment plan which was revised X/XX/XXXX. As of X/XX/XXXX servicer completed a X month deferral. No further assistance requested. Last contact X/XX/XXXX servicer spoke with authorized Xrd party who inquired if payment could be lowered, servicer advised they will analyze the escrow and see if payment can be lowered.

REASON FOR DEFAULT: Unemployed

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143263	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Reinstatement confirmed received XX/XX/XXXX. Last contact noted X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION:  NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.  $XXX,XXX.XX permanently forgiven at time of agreement.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  Complaint filed X/X/XXXX.  Service completed X/XX/XXXX.  Contested FC action noted X/XX/XXXX. Answer filed with general denial.  XXXX hold placed X/XX/XXXX. FC action closed/billed X/XX/XXXX after reinstatement.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144032	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: STEP/HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $XXX is eligible for forgiveness over X years based on borrower performance. One third of deferred principal reduction amount will be deducted on each of the first, second and third anniversaries of XX/XX/XXXX. Step Rate Mod includes the following terms: Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144874	XXXX 24M PHCH	DELQ	03/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower calling in reference to their mortgage rating. The borrower was previously on a repayment plan in XX/XXXX that culminated in XX/XXXX with the loan brought current. The borrower had a previous Chapter X Bankruptcy that was discharged.

REASON FOR DEFAULT: The reason for default was curtailment of income.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, Step X at X.XXX% for X year P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX,  Step X at X.XXX%, for XX years P&I $X,XXX.XX, matures XX/XX/XXXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No current BK activity found, previous Chapter X Bankruptcy that was discharged.

PROPERTY: There were no condition found

433144867	XXXX 24M PHCH	CURR	04/03/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX cease and desist in place. X/X/XXXX borrower submitted incomplete package for loss mitigation, cancelled X/X/XXXX as borrower did not provide documentation. X/X/XXXX servicer returned funds in the amount of $X,XXX.XX as insufficient to reinstate. Borrower called on X/XX/XXXX asking why returned and stated will bring current, but not date or RFD. Complete loss mitigation package received XX/XX/XXXX. Stip set up on X/XX/XXXX, down payment of $X,XXX.XX and X payments of $X,XXX.XX, starting X/X/XXXX. Down payment due X/X/XXXX. Borrower paid as agreed. Loan has been modified at least twice.

REASON FOR DEFAULT: First RFD was on XX/XX/XXXX, illness of borrower.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: Referred to foreclosure X/X/XXXX, complaint filed X/XX/XXXX.  Foreclosure cancelled when modification boarded.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145255	XXXX 24M PHCH	DELQ	03/01/2021	02/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower. Borrower inquired about service transfer XX/X/XXXX. Borrower called to confirm payment XX/X/XXXX; inquired why rate changed. Borrower scheduled payment XX/XX/XXXX. Borrower hardship noted X/X/XXXX due to unemployment. X-month FB offered X/XX/XXXX. Borrower called X/XX/XXXX to make payment and cancel FB. No further contact noted with borrower.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.  $XXX,XXX.XX permanently forgiven at the time of agreement.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144295	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX indicated they were impacted by XXXX, as of X/X/XXXX servicer set up a repayment plan details of plan not noted. Servicer received a XXXX workout packet XX/XX/XXXX and on XX/XX/XXXX servicer set up a XX month repayment plan, details of the plan not noted. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143167	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to attempts to contact. The loan is current but has had periods of delinquency throughout the past XX months. No indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144255	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called about LPI coverage in X/XXXX, and asked about loan amortization in X/XXXX. Borrower asked why credit was not reported for the loan in X/XXXX and again in XX/XXXX; servicer advised borrower to reaffirm the debt before credit reporting could occur. Servicer also explained the reason for an escrow shortage in XX/XXXX, and again in X/XXXX. Borrower reported a XXXX impact in X/XXXX, and servicer granted a X-month FB plan beginning the following month. Borrower reinstated in X/XXXX and has since remained current. No further contact.

REASON FOR DEFAULT: XXXX-not working

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX, details not provided

PROPERTY: Owner occupied
433144459	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is set up, broken in X/XXXX. X/XXXX Another repayment plan is set up, kept on X/XX/XXXX. XX/XXXX Another RRP is broken. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Miscommunication. X/XXXX Mismanagement of funds. XX/XXXX Disorganization. X/XXXX Car repairs and illness of a family member.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XX%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144166	XXXX 24M PHCH	DELQ	03/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. No direct contact noted with borrower. Borrower unresponsive to collection efforts. Mod workout booked X/XX/XXXX; details of workout not provided.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC at start of history; under loss mitigation hold.  Referral date not provided. FC action closed/billed X/XX/XXXX due to Mod workout booked.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143980	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX called in to see how the XXXX assistance works, borrower refused question then hung up before servicer could explain everything. Borrower reinstated loan in XX/XXXX with a payment of $XX,XXX.XX which covered the X/X/XXXX through X/X/XXXX payments. As unauthorized Xrd party called in requesting access to loan, servicer advise they can not until authorized by borrower. The Xrd party stated they were ex-wife and awarded property in divorce. As of X/XX/XXXX servicer notes ex-wife sent in all the correct proof and was added to loan. Xrd party on X/XX/XXXX called in and made payment over the phone which posted same day.

REASON FOR DEFAULT: Divorce

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144072	XXXX 24M PHCH	DELQ	02/01/2021	01/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower struggled with NSF payments in early XXXX, but had monthly contact with servicer and committed to resolve the delinquency. Borrower reinstated in XX/XXXX; source of funds is unknown. Borrower made another lump sum reinstatement in X/XXXX, and asked servicer about insurance claim status. Borrower verified tax payments in X/XXXX, and made a double payment in X/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer approved a X-month FB plan the following month. Borrower requested additional assistance with arrears in X/XXXX, and servicer granted a two-month deferral. Last contact was a phone payment in XX/XXXX. Servicer has since made multiple dialer attempts.

REASON FOR DEFAULT: XXXX-Death of family members. XXXX-XXXX impact, borrower not working

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower filed two XXXX arate insurance claims for wind/roof damage on DOL XX/XX/XXXX. The insurer denied one claim in X/XXXX, stating no storm damage to the roof, and the balcony had only wear/tear and water damages that were not included in the policy. Borrower received $X,XXX.XX from the second claim in X/XXXX; claim was not monitored and funds were endorsed and returned to borrower in X/XXXX. The status of repairs is unknown.
433144903	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative and the loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to holiday expenses and oversight. The borrower was also unemployed in X/XXXX. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145103	XXXX 24M PHCH	CURR	04/22/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XX/XXXX borrower wanted to verify letter they received and then hung up. Borrower hangs up on servicer on a regular basis. X/X/XXXX co-borrower confirmed funds had been sent. Borrower questioning corporate advances on X/XX/XXXX and requested written documentation.

REASON FOR DEFAULT: Borrower has never provided a RFD.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143723	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and accepted a repay plan. Hardship was resolved in X/XXXX, borrower continued paying on the plan. Loan reinstated in XX/XXXX and repay plan was closed. Borrower reported a XXXX impact in X/XXXX, hardship was still ongoing in X/XXXX but borrower didn't request assistance. Only contact with borrower was during phone payments. Borrower requested his loan number in X/XXXX so she could make a payment online. No further contact.

REASON FOR DEFAULT: Spouse not working. XXXX impact-spouse not working

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145326	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Reinstatement quote requested multiple times, most recently as of XX/XX/XXXX, reinstatement funds received as of XX/XX/XXXX, loan reinstated as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called in to confirm reinstatement amount so he can send in funds.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.XXX%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted. A balloon payment provision is included in the mod in which XX,XXX balloon payment is due at maturity of loan.

FORECLOSURE: Loan noted as in active FC as of XX/XX/XXXX, exact referral date not provided. Service completed on XX/XX/XXXX, FC placed on hold multiple times, most recently as of XX/XX/XXXX for XXXX-XX restrictions and mediation hearing. Per hearing on XX/XX/XXXX, the court entered an order, no other details provided. FC closed as of XX/XX/XXXX. Motion to dismiss FC filed on XX/XX/XXXX, granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144012	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan approved in XX/XXXX. Last contact on XX/XX/XXXX, borrower advised of possible assistance.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, curtailment of income. Borrower waiting on funds in XX/XXXX. As of XX/XXXX, borrower unable to work due to weather. RFD per notes on XX/XX/XXXX, work is slow due to XXXX and weather.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144048	XXXX 24M PHCH	CURR	05/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact X/X/XXXX, RFD was unemployment. X/XX/XXXX borrower back to work, but hours cut. As of X/XX/XXXX one of the borrowers deceased. As of X/XX/XXXX remaining borrower was ill and had been laid off due to XXXX, was borrower money from grandmother to make payment. Loan has been modified at least X times.

REASON FOR DEFAULT: Last contact with the borrower was X/X/XXXX about insurance.   Borrower stays in contact with servicer but is struggling to stay current with death of one of the borrowers, unemployment and reduced income.  Subject is an investment property.

MODIFICATION: NON-HAMP,  first pay due X/X/XXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144348	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who had recently requested a copy of an inspection report for her insurance carrier so she could continue repairs. Was advised that the claim monitoring was closed and her insurance should be able to use the repair receipts. No further contact with the borrower despite noted attempts. No indication of loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect an insurance claim for damage with a date of loss on XX/XX/XXXX due to wind/hail damage. The loss amount was $XX,XXX.XX and the claim was monitored. repairs were completed and an inspection confirmed the repairs on X/XX/XXXX. No further indication of existing damage or ongoing repairs.
433143454	XXXX 24M PHCH	BK13	03/01/2021	02/03/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mod noted in XXXX. Loan was in FC in XXXX when borrower filed CHXX BK and case remains active. Servicer has had limited contact with the borrower due to the BK with last contact X/X/XXXX regarding payment. Loan is contractually due for the X/X/XXXX payment. Pay history shows payment received X/XX/XXXX but not applied yet.

REASON FOR DEFAULT:  N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: Comments indicate FC was active prior to the BK filing in XXXX.  FC remains on hold with case never closed out.

BANKRUPTCY:  Active CHXX BK filed in XXXX.  Unable to verify POC amount.  Case was dismissed XX/XX/XXXX and reinstated.  XX month plan.

PROPERTY:  Property is owner occupied with no issues noted.

TITLE: Title claim filed X/XX/XXXX for legal description error. The work 'the' was spelled hte on the deed. Indemnification granted by XXXX X/X/XXXX.
433145273	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XX/XXXX RFD was curtailment of income. X/XX/XXXX RFD was unemployment. Borrower on repayment plan as of X/XX/XXXX to resolve delinquency. Borrower did not perform. Numerous NSFs over the last X years. Borrower struggles to make payments. Most recent contact with the borrower has been making payments. Last payment made X/XX/XXXX.

REASON FOR DEFAULT:  RFD X/XX/XXXX was unemployment, unable to determine if back to work.

MODIFICATION:  Loan has not been modified.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143507	XXXX 24M PHCH	DELQ	03/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. No significant notes on the loan. RFD is unknown. No contact with borrower noted in contact history. Loan is currently rolling XX days delinquent due to no payment received in X/XXXX and only X payment was received in X/XXXX.

REASON FOR DEFAULT: Unknown.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144006	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX XXXX default was due to long-term coborrower unemployment, Borrower was unresponsive until accepting a X-month trial, paid XXXX-XXXX . Mod was delayed due to notary errors, and early post-mod delinquency was due to borrower confusion. No new hardship is noted for XXXXdelinquency, last contact X/XX/XXXX web chat inquiry about hazard insurance.

REASON FOR DEFAULT: CoBorrower unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144965	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said the payment was already scheduled via bill pay. The borrower also requested to extend the XXXX forbearance plan. The borrower appears to be cooperative. The loan is current but the notes show the borrower also applied for another forbearance extension on the website in X/XXXX and the request is currently under review.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to a death in the family and impact from the XXXX-XX XXXX . Hardship appears to be continuing based on the recent extension request.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144422	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Little contact with borrower. Does not respond to calls or correspondence, in fact hangs up on servicer. X/XX/XXXX first real contact, asking what type of XXXX assistance available. X/XX/XXXX not working full time. X/XX/XXXX borrower wanted husband removed from the loan.

REASON FOR DEFAULT: RFD X/X/XXXX was death in family

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE:  Referred to foreclosure with complaint filed X/XX/XXXX.  Foreclosure was cancelled when borrower reinstated.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143183	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: There is occasional borrower contact throughout XXXX delinquency in XXXX, no discussion of financials or loss mitigation noted. Account is XXXX since reinstatement XXXXwith no reason provided for missed payment XXXX . Last borrower contact XX/XX/XXXX.

REASON FOR DEFAULT: Excessive obligation

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, maturity not specified , $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143950	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called about a payment increase after an escrow analysis in X/XXXX; both taxes and insurance had increased. Borrower reported a XXXX impact in X/XXXX, and servicer approved a FB plan, and suppressed credit reporting for X months. Borrower was not able to make a payment over the phone or through the website in X/XXXX due to the FB loan status. Servicer removed the stop code, and borrower made a double payment in X/XXXX. Borrower verified credit reporting in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: XXXX impact, not working

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433144415	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower requested X/X/XXXX where to send payments. Mod workout booked X/XX/XXXX. Borrower requested to make online payment XX/X/XXXX. Borrower stated X/XX/XXXX would make payment by end of month; again X/XX/XXXX. Borrower stated X/XX/XXXX would make payment X/X/XXXX.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  FC noted to be loss mitigation hold X/XX/XXXX.  Active litigation noted X/X/XXXX.  FC action closed/billed due to Mod workout booked X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143522	XXXX 24M PHCH	DELQ	02/01/2021	01/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, wanted to cancel ACH as having financial issues. X/XX/XXXX RFD was medical issues. Last contact with the borrower was X/XX/XXXX making the last payments received.

REASON FOR DEFAULT: X/XX/XXXX RFD was medical issues.  XX/XX/XXXX additional expenses.

 MODIFICATION:NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX. No deferred or forgiven amount.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143220	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower wanted to add her daughter to the loan as of XX/XXX, servicer advised that she would have refinance. Repayment plan approved on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to verify that the payment they made via the IVR system went through; servicer advised it did.

REASON FOR DEFAULT:   Borrower unemployed as of XX/XXXX. Borrower broke their hand as of XX/XX/XXXX. As of XX/XX/XXXX, hours decreased due to XXXX. RFD per notes on XX/XX/XXXX, borrower injured, and work also impacted by work.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, the maturity date is not listed.  Deferred balance iao $X. Forgiven amount of $XXX,XXX.XX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433144725	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The borrower has not been responsive to noted attempts by the servicer. The loan has had periods of delinquency but no indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history No indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for X years at $XXX.XX/mo, then X.XX% for X year at $XXX.XX/mo, then X.XX% for X year at $XXX.XX/mo, then X.XX% for remaining term at $XXX.XX/mo. Term is XX years, matures X/X/XXXX.  Deferred balance iao $XXXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145352	XXXX 24M PHCH	CURR	04/01/2021	02/27/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and servicer paid a sewer lien in X/XXXX. Borrower gave a promise to pay in X/XXXX, and made a phone payment in X/XXXX. Borrower expressed interest in mod assistance in X/XXXX, and servicer mailed a mod package. servicer approved a X-month repay plan in X/XXXX, which borrower accepted. Borrower applied online for XXXX assistance in X/XXXX, and servicer granted a X-month FB plan beginning that month. Borrower requested a plan extension, and servicer granted another X-month plan. Borrower requested additional assistance in X/XXXX, and servicer completed a XXXX modification in XX/XXXX. Loan transferred servicing in X/XXXX; welcome call completed. Borrower verified payment receipt in X/XXXX.

REASON FOR DEFAULT: Excessive obligations, reduced work hours, mother was ill then passed away, XXXX impact-tenant not paying

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143937	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reinstates the account without assistance. X/XXXX Account is reinstated again without assistance. Since the reinstatement borrower has kept the account current. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX, the borrower requests that escrow be removed from the account.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: X/XXXX File is referred to FC, reinstated in X/XXXX.

BANKRUPTCY: X/XX/XXXX Borrower files for BKXX. Dismissed X/XXXX.

PROPERTY: No property issues found.

433145304	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in about a letter that crossed right after a payment was made and the borrower was advised to disregard the notice. The borrower appears to be cooperative. A three month deferral was completed in X/XXXX. A brief period of delinquency occurred after that due to a returned check. The borrower began requesting XXXX relief options in X/XXXX and was offered a temporary forbearance plan. The loan is now current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to unemployment caused by the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of existing damage or ongoing repairs.
433144573	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX called in to discuss workout options, as of X/XX/XXXX a repayment plan was set up, details of plan not noted. Second repayment plan set up X/X/XXXX due to borrower being impacted by XXXX. Borrower on X/XX/XXXX called in inquiring about possible deferral, servicer advised need hardship letter. As of X/XX/XXXX borrower called to confirm hardship letter received servicer advised yes and being processed. Deferral completed in X/XXXX deferring X payments. Last contact was X/XX/XXXX borrower and servicer went over the deferral.

REASON FOR DEFAULT: XXXX income reduction

MODIFICATION: STEP/HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433145277	XXXX 24M PHCH	DELQ	03/01/2021	02/08/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: Prior servicer completed a modification in X/XXXX. Borrower defaulted on the first post-mod payment, no contact with prior servicer. Loan transferred servicing in XX/XXXX. Borrower applied for assistance in X/XXXX, and servicer approved a X-month trial mod plan that month. Borrower had trouble making the initial down payment due to XXXX issues, as certified funds were required. Modification was completed in XX/XXXX. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Referred X/XX/XXXX, loss mit hold in X/XXXX.

BANKRUPTCY: Discharged BKX, details not provided

PROPERTY: Owner occupied
433144713	XXXX 24M PHCH	DELQ	03/01/2021	02/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was XX/XX/XXXX with an authorized third party checking on a loss draft check. The loss draft was for a vehicle loss iao $XX,XXX.XX, that was endorsed and mailed back to the borrower. Minimal contact noted with the borrower.

REASON FOR DEFAULT: The reason for default was not provided.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, and the maturity unchanged XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433143342	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to make a payment over the phone and confirm the servicer was aware of the bankruptcy discharge. The borrower appears to be cooperative. The loan has remained current since that time and no further contact. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. The loan was in an active chapter XX bankruptcy for most of the past XX months. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X % for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the chapter XX bankruptcy filing and was dismissed after the bankruptcy was discharged. No further FC activity found.

BANKRUPTCY: The borrower filed a chapter XX bankruptcy in XXXX that was discharged in XXXX. Unable to determine exact filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145350	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Mod processed in XX/XXXX, borrower requested another mod in XX/XXXX but it was denied in XX/XXXX due to prior mod. Mod denied again in XX/XXXX. Borrower requested a reinstatement quote in XX/XXXX. Loan reinstated in XX/XXXX. Last contact on XX/XX/XXXX, borrower stated he wanted to wire funds to reinstate the loan but was waiting on a quote.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, divorce. Co-borrower no longer lives in the property.  RFD as of XX/XXXX, excessive obligations.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of which $X is eligible for forgiveness.  Forgiven amount of $XX,XXX.XX.

FORECLOSURE: FC started in XX/XXXX.  Comments end in XX/XXXX, unable to determine when FC was closed and billed.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.

TITLE: Per notes on XX/XX/XXXX, issue with the legal description found. Notes on XX/XX/XXXX indicate that issue would be resolved through judgment/reformation. However, per notes on XX/XX/XXXX, notes indicate that a claim was going to be filed. Issue resolved per notes on XX/XX/XXXX and title company advised to contact if an answer was filed.
433143961	XXXX 24M PHCH	DELQ	03/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower applied for mod assistance in X/XXXX. servicer approved a X-month trial mod plan in X/XXXX, and had contact with servicer during most months of the stipulation plan. Borrower began making post-mod payments, but servicer was not able to book the final mod terms due to issues with getting the correctly executed mod returned. Borrower was having difficulty getting the mod docs notarized in X/XXXX. Borrower called in X/XXXX, requested a new copy of the mod docs, rep advised the mod was closed and the FC hold had been removed, advised borrower that mod would be sent by email, and that borrower should return ASAP and see if mod could be reopened. Correctly executed mod was eventually received in XX/XXXX, and servicer agreed to honor the original mod terms. No further contact.

REASON FOR DEFAULT: Borrower unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: Referred to attorney X/XX/XXXX, title noted as clear X/XX/XXXX, sale scheduled for X/X/XXXX, attorney advised to place file on hold X/X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy. Borrower filed an insurance claim in X/XXXX for wind/hail damage on DOL X/X/XXXX. Funds were received in X/XXXX. An inspection in X/XXXX reported repairs completed, and a disbursement check totaling $XX,XXX was disbursed in X/XXXX.

OTHER: The modification was processed in XX/XXXX, and payments received between X/XXXX and XX/XXXX were effective dated to the month received; unable to verify credit reporting. End due dates reflect the effective dating after X/XXXX.
433145148	XXXX 24M PHCH	CURR	03/25/2021	03/13/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower attempted to sell property in XXXX but was unable to clear a junior lien, hardship due to renters stopped paying. Borrower maintained contact throughout foreclosure action with a loss mitigation application in progress first for short sale and then modification, but has never submitted all required docs. Full reinstatement of XX payments was wired to prevent foreclosure sale, source of funds is not noted. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment due to tenant default

MODIFICATION: N/A

FORECLOSURE: Foreclosure filed XXXX , service completed XXXX , judgment entered XXXX XXXX, title is clear. Sale set XXXXwas postponed to XXXX and then XXXX XXXX for loss mitigation, case dismissed after reinstatement.

BANKRUPTCY: N/A

PROPERTY: Property was vacant and secured as of XXXX , borrower advised XXXXthat it was not vacated and that property preservation company stole some belongings but it continued to be reported as vacant as of last inspection result X/X/XXXX. No property issues noted.

433143546	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Appears all contact with Successor in Interest but servicer notates contact as if they are speaking to the borrower. Repayment plan approved in XX/XX/XXXX; credit reporting suppressed for the next X months. Repayment plan approved in XX/XXXX; both plan did not require payments from the borrower. Deferment granted in XX/XXXX. Last contact on XX/XX/XXXX, borrower requested a copy of the deferment agreement.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, repairs around the hours and unable to work due to XXXX.  Borrower still unemployed as of XX/XXXX. Notes on XX/XX/XXXX indicate that the borrower passed away but date of death is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X. Deferment granted in XX/XXXX, due date rolled from XX/XX/XXXX to XX/XX/XXXX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433143260	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower scheduled a payment in X/XXXX stating RFD due to trying to get caught up with car bills. Borrower stated that in X/XXXX that he would mail the payment; nsf fee was also discussed, borrower indicated RFD due to fixed income; stated in X/XXXX that he was waiting on funds and was working on getting some finances straightened. Repayment plan was approved and set up in X/XXXX - broken plan on X/X/XX; RFD due to car repairs. Last contact was in X/XXXX, borrower stated RFD due to check came in late; declined assistance. Loan is current.

REASON FOR DEFAULT: Fixed income, excessive obligations, car repairs.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at % for XX years, modified P&I $XXX, matures/expires unspecified. No deferred balance. $XXX,XXX of the principal balance of $XXX,XXX has been permanently forgiven.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145122	XXXX 24M PHCH	CURR	03/25/2021	02/25/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: No CH prior to XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower and authorized third party advised that escrow refund was re-deposited on XX/XX/XXXX.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Loan referred to FC as of XX/XX/XXXX, NOD filed as of XX/XX/XXXX, sale scheduled for XX/XX/XXXX as of XX/XX/XXXX, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. Motion to dismiss FC filed on XX/XX/XXXX, granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144523	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delinquent for the last X years, hardship reasons include limited income with unexpected plumbing costs and other home repairs. Son is authorized on account and maintains contact, no financials or loss mitigation app provided. Most recent reinstatement XXXX , borrower hung up when contacted in XXXX .

REASON FOR DEFAULT: Fixed income, excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144622	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for repayment plan in XX/XXXX, plan confirmation letter sent on XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for special forbearance as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party called stating that they were unable to make payment online and wanted to make sure there was no late fee, was advised due to holiday. Also stated that they never requested forbearance and never had financial problem with Servicer.

REASON FOR DEFAULT: Family illness and curtailment of income due to XXXX-XX.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143882	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower asking questions about their escrow analysis. The borrower was impacted by XXXX-XX as they had a temporary curtailment of income and received Forbearance and were put on a repayment plan.

REASON FOR DEFAULT: The last reason for default was curtailment of income.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX,  Step X at X.XXX%, for XX years P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No recent FC activity found

BANKRUPTCY: No current BK activity found

PROPERTY: No property issues found

433143451	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request a payoff quote. The borrower appears to be cooperative during noted conversations. The loan was modified in XX/XXXX after successfully completing a trial period plan. The loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to unemployment from the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.X%. Loan term is XX years. Modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the modification completed in XX/XXXX, at which point the foreclosure was dismissed. No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143506	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the authorized third party called in to make a payment over the phone. The authorized third party appears to be cooperative and has been in frequent contact with the servicer, though no further contact was noted after X/XX/XXXX and no attempts made. The loan has been in bankruptcy status for much of the past XX months. The loan is current but has had periods of delinquency. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

MODIFICATION: Missing mod dated X/X/XXXX.

FORECLOSURE: The loan was in foreclosure prior to the bankruptcy filing in XXXX and was on hold until the bankruptcy was discharged. No further FC activity found.

BANKRUPTCY: The borrower filed a chapter XX bankruptcy in XXXX and was discharged in XXXX. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144638	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called to discuss the total amount due and how can cover payments. The borrower made a payment via the servicer's website that day and usually makes payments via the website. The borrower appears to be cooperative and has been in frequent contact with the servicer. The borrower was pursuing a modification until XX/XXXX when it was denied by the investor. The borrower was also offered a XXXX forbearance plan in X/XXXX for six months, the terms of which were not detailed in the notes. The loan is now current but has had a sporadic payment history. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX-XX XXXX  and loss of income. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years at $XXX.XX/mo, then X.XXX% for X year at $XXX.XX/mo, then X.XXX% for X year at $X,XXX.XX/mo, then X.XXX% for X year at $X,XXX.XX/mo, then X.XXX% for remaining term at $X,XXX.XX/mo. Term is XX years, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX, of which $X,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144806	XXXX 24M PHCH	DELQ	03/01/2021	02/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XX/XXXX borrower called upset that payments are interest only for X years, servicer advised that MOD done with prior servicer and they can not change terms. Nothing further discussed. No workouts have been offered over last XX months.

REASON FOR DEFAULT: Illness of borrower

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143635	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: There is occasional borrower contact throughout X years of delinquency, hardship code is borrower illness. Most recent contact X/X/XXXX borrower advised of reduced income, details not provided about circumstances and no assistance is requested. Most recent reinstatement posted XXXX .

REASON FOR DEFAULT: Income curtailment, borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX. at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance is $XX,XXX.XX, of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144562	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower. Last contact on X/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, work is slow.

MODIFICATION: HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433144104	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower completed a trial plan XXXX , hardship and financials not noted. Account was performing post-mod until request for XXXX assistance XXXX XXXX due to loss of work. Forbearance was approved through XXXX XXXX, payments resumed XXXX XXXX. Account has since been XXXX delinquent due to missed payment XXXX , no update to circumstances is noted. Last borrower contact XX/X/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XXat X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX was dismissed due to modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144861	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Unauthorized spouse requested loan information in X/XXXX; servicer advised her to get authorization first. Borrower submitted reinstatement funds in XX/XXXX. No contact again until borrower made a lump sum reinstatement in X/XXXX, and paid several months ahead. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: IO STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified IO $XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: Referred X/XX/XXXX, public trustee received X/X/XXXX and a sale date was scheduled for X/XX/XXXX. Borrower reinstated in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143237	XXXX 24M PHCH	CURR	04/01/2021	03/28/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Informal repayment plan for XX months noted on XX/XX/XXXX to cover corporate fees, plan broken as of XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated they would send another XXXX payment by XX/XX/XXXX.

REASON FOR DEFAULT: Home repairs and curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history, FC closed as of XX/XX/XXXX due to reinstatement, Motion to dismiss FC filed and granted as of XX/XX/XXXX. Loan referred to FC on XX/XX/XXXX, service completed as of XX/XX/XXXX,  FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. Motion to dismiss FC filed on XX/XX/XXXX, granted as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143908	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX to scheduled a payment stating RFD due to unexpected expenses. Borrower entered into a repayment plan on XX/X/XX and completed the plan on XX/XX/XX. Last contact was on X/XX/XX, borrower requested payoff, also inquired about XXXX statement. Loan is current.

REASON FOR DEFAULT: Unexpected expenses.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145254	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called to ask how to make a payment online and was provided with instructions. No further contact with the borrower noted in the contact history despite attempts made. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.XX for remaining term at $XXX.XX/mo. Term is XX years, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes show the borrower filed a chapter X bankruptcy that was discharged. Unable to confirm the case number or relevant dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144898	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is set up. X/XXXX Plan is broken. The account is referred to FC shortly thereafter. X/XXXX Another repayment plan is set up. X/XXXX Notes show the plan was broken, but payment history shows the account was current. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Just got a new job.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X.X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: XX/XXXX File is referred to FC. X/XXXX FC is closed due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143399	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was in active BKXX when history began in XXXX; case was discharged in XXXX. Borrower stated in X/XXXX that RFD was due to cut in work hours. Borrower called in on XX/X/XX requesting to cancel the scheduled payment and was advised unable to cancel because it was past the due date; borrower explained that the payment might be returned because he had some unexpected bills and was short on the amount of money. Notes in X/XXXX indicates that the XXXX taxes are delinquent and due to stop placed on the loan, payment of delinquent taxes has been rejected as it would cause an escrow balance of -$X,XXX after payment. Last contact was on X/XX/XX, borrower scheduled a payment; RFD due to car repairs. Loan is current.

REASON FOR DEFAULT: Car repairs, reduction in work hours.

MODIFICATION: TEMP, first pay due XX/X/XXXX, modified balance unspecified at X.XXX% for X months, modified P&I $XXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan was in active BKXX when history began in XXXX, filing date not available. BK has been discharged as of XXXX.

PROPERTY: No property issues found.

433143679	XXXX 24M PHCH	CURR	04/01/2021	03/20/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and declined to discuss reason for default. Borrower made phone payments in X/XXXX and in X/XXXX. Borrower reviewed the due date in X/XXXX and made a phone payment. Servicer reviewed verbal financials and offered a X-month repay plan in XX/XXXX, but borrower reinstated that month. No further contact.

REASON FOR DEFAULT: Reduced income

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143914	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mod noted in XXXX. Comments X/XXXX indicate additional individuals assisting with mortgage payment were affected by XXXX. Loan was up to XX days delinquent with borrower bringing current X/XXXX. Servicer has had limited contact with the borrower with last contact XX/X/XXXX regarding use of gift card for payment. Loan is current.

REASON FOR DEFAULT:  N/A

MODIFICATION: STEP RATE: first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXXX.XX, matures/expires XX/X/XXXX.  No deferred balance noted.  Step X: rate of X.X% with P&I $XXXX.XX beginning XX/X/XXXX; Step X: rate of X.X% with P&I XXXX.XX beginning XX/X/XXXX; Step X: rate of X.X% with P&I $XXXX.XX beginning XX/X/XXXX until maturity.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY: Property occupancy is unknown. No issues noted.
433144591	XXXX 24M PHCH	DELQ	02/01/2021	01/19/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Xrd party, borrower's girlfriend stated on X/XX/XX the borrower was unemployed since XX/XXXX due to kidney ailment and only source of income was SSI. A X month repayment plan was approved and set up on X/XX/XX. Breach of payment plan was sent on XX/XX/XX; repayment plan was cancelled on XX/XX/XX. Xrd party stated on X/X/XX that the borrower had been in the hospital and would take care of the X payments past due. Loan was brought current in X/XXXX. Borrower's spouse stated on XX/XX/XX RFD due to financial difficulties due to rehab center (borrower illness). Unauthorized Xrd party called in XX/XXXX requesting a Xrd party authorization form; it appears that borrower's wife requested to add both of her daughters on the loan to be able to obtain information about the mortgage. Xrd party called in on XX/X/XX for general inquiry and was advised that a signed authorization from the borrower was needed in order to disclose information on the loan. Last contact was on X/X/XX, Xrd party called for general inquiry. It was noted on X/X/XX that the beneficiary is deceased, no additional information provided. Loan is currently delinquent; last payment received was on X/XX/XX.

REASON FOR DEFAULT: Borrower unemployed due to illness, only source of income is SSI.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at XX.XXX% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $X,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE ISSUES: Notice of tax sale was received in X/XXXX indicating taxes were sold on X/XX/XXXX, last day to redeem X/XX/XXXX. Delinquent taxes were paid, and it has been confirmed as of X/XXXX (and X/XXXX) that the taxes are paid current and property is out of tax sale and there is no lien on the property.

433143362	XXXX 24M PHCH	BK13	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower filed dispute XXXXabout early delinquency letters and arrearage balance on monthly statement. Servicer audit of prior history discovered multiple reversals due to funds applied to this account in error, account reconciled XXXX and there is no further contact or response from borrower. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed in XXXX, case details and documents not provided.

PROPERTY: Property is owner occupied. No property issues noted.

433144955	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. XXXXX Plan is kept and a XXXX deferral is processed. No other loss mit activity noted. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Borrower oversight. XX/XXXX marital difficulties. X/XXXX Curtailment of income. X/XXXX XXXX .

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at a fixed X.XXX%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XXXX A claim check IAO $XXXX is received for water damages, claim is unmonitored and check is endorsed and released. XX/X/XXXX Two claim checks are received IAO of $XXXX and $XXXX for storm damages that occurred on XX/XX/XXXX, claim is unmonitored and checks are endorsed and released.

433144304	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is unresponsive last X years, no contact is noted. Account is XXXX in the last XX months, most recent reinstatement posted XXXX .

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X,XXX.XX deferred balance is not eligible for forgiveness. Mod was executed X/X/XXXX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143515	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for X payment repayment plan in XX/XXXX, plan confirmation letter sent as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower approved for X payment repayment plan in XX/XXXX, plan confirmation letter sent as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about their password, no other details provided.

REASON FOR DEFAULT: Unexpected bills and family illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143195	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has not been responsive. No significant activity was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144414	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower stated X/X/XXXX wife takes care of payment. Family illness noted X/XX/XXXX. Borrower called XX/XX/XXXX to make payment. X-month FB offered X/XX/XXXX due to XXXX . X-month payment deferral offered X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Deferral completed X/XX/XXXX. Borrower stated X/XX/XXXX no longer needs assistance. Borrower called X/XX/XXXX to confirm account status. Borrower called to make payment XX/XX/XXXX.

REASON FOR DEFAULT: Family illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144653	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower checking on the status of the loan. The borrower was impacted by XXXX-XX with temporary unemployment. The latest reason for default was a reduction of income. Minimal contact with the borrower.

REASON FOR DEFAULT: The latest reason for default was reduction of income, the previous was temporary unemployment.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of which $XXX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORCLOSURE: No active foreclosure activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No condition were found

433144810	XXXX 24M PHCH	DELQ	03/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Mod from prior servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. Borrower approved for repayment plan on XX/XX/XXXX for X payments, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired why escrow payment went up, advised due to increase in taxes and insurance, monthly escrow payment needed to be adjusted.

REASON FOR DEFAULT: Plumbing works and curtailment of income.

MODIFICATION: STEP/NON-HAMP, interest only payments for first X years, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144785	XXXX 24M PHCH	CURR	03/27/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	KY	XXXX	Reinstatement 2	BORROWER CONTACT: Spouse (and estate executor) verified the due date in X/XXXX, and made a double phone payment in X/XXXX after an illness. Servicer offered a repay plan in X/XXXX, spouse declined. Verbal financials showed a small surplus in XX/XXXX, spouse didn't have any family to assist. spouse continued to pay when able, and declined a repay plan again in X/XXXX. Borrower was impacted by the XXXX in X/XXXX, and stopped paying for the next several months. Servicer sent a mod package, and spouse applied for assistance; package was marked complete in X/XXXX. Servicer approved a modification, completed in XX/XXXX. Last contact was in X/XXXX when spouse cancelled a scheduled payment as funds were not available.

REASON FOR DEFAULT:  Borrower is deceased. Spouse injury in X/XXXX, medical expenses and other health issues. spouse on fixed in income

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied by spouse
433143540	XXXX 24M PHCH	DELQ	03/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact. X/XXXX A repayment plan is kept. No other loss mit activity was noted. X/XXXX Account is being skip-traced. X/XXXX Borrower reports they have been impacted by XXXX-XX, but they can still continue to make payments. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: XX/XXXX Illness of mortgagor. X/XXXX Temporary unemployment. X/XXXX XXXX-XX.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX initially at X% for X years, modified P&I $XXX, maturity left unchanged(X/X/XXXX). Deferred balance IAO $X,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143848	XXXX 24M PHCH	CURR	04/02/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower requests an assistance application. XX/XXXX Mod review is closed due to incomplete docs. X/XXXX Borrower reinstates without assistance.

REASON FOR DEFAULT: X/XXXX marital difficulties. X/XXXX Illness of mortgagor. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to request a refund.

MODIFICATION: N/A

FORECLOSURE: FC is active when the history starts in X/XXXX. X/XXXX FC is contested. X/XXXX Account is reinstated.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144183	XXXX 24M PHCH	BKIT	05/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mod noted in XXXX due to income curtailment. Borrower filed CHXX BK in XXXX and case remains active. Servicer has had no contact with the borrower in the last X years due to the BK. Loan is contractually due for the X/X/XXXX payment.

REASON FOR DEFAULT:  N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Active CHXX BK filed in XXXX.  Unable to verify the filing date.  Payments made by Trustee.

PROPERTY: Property is owner occupied with no issues noted.
433144972	XXXX 24M PHCH	DELQ	03/01/2021	02/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AK	XXXX	Reinstatement 2	BORROWER CONTACT: Comments on X/X/XXXX indicate borrower was approved for MOD with prior servicer, they were on an approved STIP plan. Servicer notes on X/X/XXXX that they were getting approval to complete MOD. Appears MOD approved but on X/XX/XXXX the signed MOD was rejected due to incorrectly signed by borrower, MOD was rejected on XX/XX/XXXX as well. As of XX/XX/XXXX servicer received correct MOD, loan was then modified. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144845	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: There is little borrower contact and no loss mitigation application submitted throughout chronic delinquency from XXXXthrough XXXX . Hardship reasons include illness and medical bills, spouse unemployment, and death in family. Most recent hardship reason due to XXXX work furlough. Borrower has paid timely since reinstatement XXXX XXXX, last contact XX/XX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step ate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143213	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Borrower inquired about assistance in XX/XXXX, was advised of mod application available online, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history, FC placed on hold for loss mit in XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod, Motion to dismiss FC filed on XX/XX/XXXX, granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144060	XXXX 24M PHCH	DELQ	03/01/2021	02/26/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower stated X/XX/XXXX husband paid at end of month. Borrower stated X/XX/XXXX impacted by XXXX ; unemployed. X-month FB offered X/XX/XXXX. Xrd party inquired about FB X/X/XXXX; stated on lock down and unable to work. FB extended X/XX/XXXX. FB explained X/XX/XXXX and Xrd party advised of needed documentation for workout. FB extended X/XX/XXXX. XX-month payment deferral completed XX/XX/XXXX. Last contact X/XX/XXXX Xrd party called to make payment.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143711	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to discuss the account but no further details about the conversation were noted. No further contact was noted despite noted attempts by the servicer. The notes show the account was approved for a trial modification in X/XXXX and the loan was modified in X/XXXX after successfully completing the trial period. The loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine the RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years and X month, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to completion of the modification in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144759	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower stated X/XX/XXXX having financial problems. Borrower stated X/XX/XXXX on fixed income. Borrower inquired about FC letter X/XX/XXXX. Borrower stated X/X/XXXX was in hospital and not working. Borrower stated X/XX/XXXX was hospitalized. Hardship restated XX/X/XXXX. Borrower stated X/XX/XXXX believed loan current; behind X-months. Servicer offered X-month repayment plan X/XX/XXXX. Borrower inquired about amount to reinstated X/XX/XXXX. FB extension offered X/XX/XXXX. Plan confirmed kept X/X/XXXX. Last contact X/XX/XXXX to make payment.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: Active BKX at start of history; details of filing not provided. BK dismissed X/XX/XXXX.

PROPERTY: Property is owner-occupied. Servicer note X/XX/XXXX indicated insurance claim; $X,XXX.XX; date of loss X/X/XXXX due to wind/hail damage. Funds endorsed and released to borrower. Status of repairs is unknown.
433145340	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower inquired about due date XX/XX/XXXX. Borrower inquired X/XX/XXXX about payment made to insurance.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC at start of history; closed/billed XX/XX/XXXX due to reinstatement.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143761	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to unemployment. Borrower inquired X/XX/XXXX why unable to make online payment; due to X-months delinquency. Borrower agreed to verbal X-month repayment plan X/X/XXXX. Plan broken X/XX/XXXX. Loan confirmed reinstated XX/X/XXXX.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143813	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Xrfd party, borrower's mother called in on X/X/XX for payment inquiry and was advised that the payment was returned due to NSF. Xrd party stated in X/XXXX that she was unemployed and would not be able to make the XXXX payment, and was advised workout would not be an option due to no income. Xrd party requested XXXX-XX assistance in X/XXXX stating that she had a loss of income. Borrower called in X/XXXX advising that his mother lives in the home and going through hardship due to the XXXX . Repayment plan for X payment was approved and set up in XX/XXXX; plan completed in X/XXXX, loan brought current. Last contact was on X/XX/XX, Xrd party stated that she thought she paid the XXXX payment with the previous repayment and scheduled a payment for X/XX/XX.

REASON FOR DEFAULT: Curtailment of income/unemployment due to XXXX-XX and illness.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143147	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer notes a payment plan was set up on X/XX/XXXX, details of the plan not noted. Second repayment plan set up XX/XX/XXXX for X months, no further details. Borrower on XX/XX/XXXX was claiming fraud, servicer advised borrower to send dispute in writing. No written dispute received. Last contact X/XX/XXXX borrower called stated they made payment via XXXX, nothing further discussed.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144374	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, discussing amount due. Only other contact with the borrower has been making payments.

REASON FOR DEFAULT:   No RFD provided.

MODIFICATION: Non-HAMP Modification dated X/XX/XXXX. First payment due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX.  Maturity date of X/X/XXXX.  No deferred or forgiven amounts.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145257	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called about a payment increase due to an escrow shortage in X/XXXX. Borrower was unable to afford the increased amount, and servicer agreed to a XX-month spread. Loan transferred servicing in XX/XXXX. Borrower asked about XXXX assistance options in X/XXXX, and servicer approved a X-month FB plan in X/XXXX. Borrower verified the hardship was resolved in X/XXXX, and servicer granted a X-month deferment. Borrower gave a promise to pay in X/XXXX, and asked about additional XXXX assistance in X/XXXX; servicer advised borrower to complete an assistance application. No further contact.

REASON FOR DEFAULT: XXXX impact, details were not provided

MODIFICATION: STEP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144403	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower. Per notes on XX/XX/XXXX, credit reporting suppressed for X months due to XXXX. Last contact on XX/XX/XXXX, borrower wanted to know how to register to make payments online. Servicer provided directions. All payments made since have been online.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower laid off and had not filed for unemployment.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: FC closed and billed in XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433144227	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Incomplete workout packet received in X/XXXX, workout canceled XX/X/XXXX due to incomplete workout packet. New workout received X/XX/XXXX, packet was incomplete. On X/X/XXXX a complete packet was received. Servicer approved a trial FB plan on X/XX/XXXX, payments are for X months in the mount of $X,XXX.XX; plan completed. Loan was modified in XX/XXXX. Last contact XX/X/XXXX borrower and servicer went over the MOD details.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.

FORECLOSURE: Comments indicate FC was on hold due to litigation, date referred to FC unknown.  As of X/XX/XXXX FC stopped due to loan MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

LITIGATION: Comments starting in X/XXXX indicate answer with affirmative defenses was filed, date filed not noted. Litigation noted as resolved on XX/X/XXXX.
433144212	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Comments start with borrower on a stip to mod agreement. Exact date of approval is unknown. Plan completed and mod processed in XX/XXXX. Last contact on XX/XX/XXXX; borrower advised the servicer was still monitoring the situation on the XXXX. Three month repayment plan offered in XX/XXXX, unable to determine if borrower accepted the plan.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: FC closed and billed in XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144437	XXXX 24M PHCH	CURR	04/01/2021	03/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested modification assistance XXXXbut did not submit an application. X-month trial solicitation was accepted XXXX and paid timely through XXXX XXXX, no update to circumstances is noted. Account is XXXX post-mod with no contact since X/X/XXXX confirmation of mod closing.

REASON FOR DEFAULT: Divorce, income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure prior to XXXX  XXXX, title is clear, complaint filed XXXX XXXX. Judgment entered XXXXwas vacated XXXX XXXX after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144387	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers stopped making payments on the loan after XX/XXXX. Pre-FC loss mit letter was sent on X/XX/XX. Co-borrower called in X/XXXX stating RFD due to tenant not paying, expressed interest in loss mit assistance. Co-borrower requested mod in X/XXXX explaining that primary borrower lost his job and she's the only one working. Intent is to retain the property. Loss mit review was initiated but the required docs were not received; co-borrower called in on XX/X/XX to go over the missing docs and was advised to resend the updated information and to send the required docs needed for the review. Loan was brought current in X/XXXX (XX payments were applied). Last contact was on X/XX/XX, co-borrower called requesting assistance with online access.

REASON FOR DEFAULT: Borrower unemployment, curtailment of income - tenant not paying.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143662	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Nine month repayment plan approved in XX/XXXX. Very little contact with the borrower. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, loss of income.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XX.XX of which $X is eligible for forgiveness.

FORECLOSURE: FC closed and billed in XX/XXXX due to reinstatement via repayment plan.   Referral date is unknown.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433143410	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for X payment repayment plan as of XX/XX/XXXX, forbearance plan extended to X payments as of XX/XX/XXXX. Borrower advised as of XX/XX/XXXX, they won't be approved for another X month repayment plan and that XX month repayment plan approval would be difficult. Borrower inquired if possible to make extra payment with each payment until current, was advised that they needed to be in a official program. Borrower approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired why payment increased, advised most recent escrow analysis showed slight increase in taxes and insurance.

REASON FOR DEFAULT: Curtailment of income and spouse unemployment due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: Loan referred to FC as of XX/XX/XXXX, FC placed on hold as of XX/XX/XXXX for loss mit, FC closed as of XX/XX/XXXX with completion of mod. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No other property issues noted.

TITLE ISSUES: Tax lien on property noted in XX/XXXX, delinquent taxes were paid and lien redeemed as of XX/XX/XXXX.
433143786	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask about the XXXX payment, was advised when it was sent and that it could be accessed online. The borrower appears to be cooperative. The borrower requested XXXX workout assistance in X/XXXX but has not yet provided the required documentation to be reviewed for workout options. The servicer appears to still be waiting and following up on the missing documentation. the loan is current but workout options XXXXcurrently be under review.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to loss of income, got laid off due to XXXX-XX XXXX . Unclear if hardship is still continuing.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: the borrower filed chapter XX bankruptcy in XXXX and relief was granted in XXXX. Unable to determine exact filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144973	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive to collection efforts after XXXXNSF return and promise to cure in XXXXwas not kept. Borrower advised XXXXthat hardship was due to care of sick parents and excessive obligations, he intended to cure with a retirement withdrawal. Account remains chronic XX-XX delinquent since XXXXreinstatement with little ongoing contact. Borrower advised at last contact X/XX/XXXX that hardship was resolved, all are working and XXXX assistance was not needed.

REASON FOR DEFAULT: XXXX RFD: Excessive obligations, family illness. XXXX RFD: income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure XXXX , title is clear, reinstated prior to first legal.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144539	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer approved FB X/X/XXXX; hardship due to borrower being in hospital. Plan broken X/XX/XXXX; paid less than due. Borrower was advised X/XX/XXXX payment didn't post for May. Borrower disputed delinquency X/XX/XXXX. Servicer advised of payment application X/XX/XXXX. Borrower inquired about interest rate/property taxes X/XX/XXXX. No recent contact noted.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143553	XXXX 24M PHCH	CURR	04/01/2021	03/20/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower stopped paying in X/XXXX, and borrower requested a delinquency letter for a XXXk loan in X/XXXX, but didn't request payment assistance. Borrower discussed loss mit options in X/XXXX, and servicer sent a mod package. Borrower reinstated in X/XXXX just prior to foreclosure sale, and asked about credit reporting in X/XXXX. Borrower missed the X/XXXX payment, but reinstated the following month and asked about XXXX assistance options; servicer mailed a mod package. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Reduced work hours

MODIFICATION: N/A

FORECLOSURE: Referred XX/XX/XXXX. Service completed X/XX/XXXX, sale was scheduled for X/XX/XXXX. Borrower reinstated in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower reported XXXX damage in X/XXXX. Insurance funds iao $X,XXX were received in XX/XXXX; funds were endorsed and returned to borrower. Status of repairs is unknown.
433144585	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower and servicer discussed workout options on X/XX/XXXX. No workout was received. On XX/XX/XXXX servicer notes a X month repayment plan was set up, no further details about plan. A Xnd X month repayment plan was set up X/XX/XXXX and extended on X/X/XXXX. Last contact X/XX/XXXX borrower stated trying to catch up, borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: HAMP, first pay due XX/X/XXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143439	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years with little borrower contact due to BK flag. Borrower makes occasional contact for account inquiry but refused to discuss hardship until advising XXXX XXXX that all family members have XXXX, she owns a business and clients are slow to pay. Account remains current since last contact and reinstatement X/XX/XXXX.

REASON FOR DEFAULT: Family illness, income curtailment

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $XXX,XXX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX was discharged XXXX  XXXX, discharge audit completed XXXXconfirms loan contractually current.

PROPERTY: Property is owner occupied. No property issues noted.

433144857	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reinstates the account without assistance. Borrower has not been responsive. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X.X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: XX/XX/XXXX File is referred to FC, reinstated X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145080	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout chronic delinquency from XXXX XXXX until cured XXXX XXXX. Borrower advised XXXXthat delinquency was due to the loan transfer, and no further hardship has been provided. Account is performing last XX months, last contact X/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144519	XXXX 24M PHCH	CURR	04/01/2021	03/13/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delinquent for the last X years with occasional borrower contact for payments. Borrower declines to discuss financials or loss mitigation. Most recent reinstatement posted XXXX XXXX; last contact X/XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: Excessive obligations. XXXX RFD: XXXX income curtailment

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144521	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: There is occasional borrower contact throughout chronic XX-XX delinquency in XXXX, hardship due to borrower illness and excessive obligations. Borrower declined assistance and stopped communicating in XXXX XXXX. Account is current since most recent reinstatement XXXX , last contact X/XX/XXXX to confirm payment receipt.

REASON FOR DEFAULT: XXXX RFD: borrower illness. XXXX RFD: excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144041	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was abusive when contacted XXXX XXXX, disputing delinquency and stating he was not going to provide proof of payments to prior servicer. Account was reinstated XXXX XXXX and has remained current except for XXXX from XXXX-XXXX XXXX. Current hardship reason unknown, last borrower contact is X/XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: payment dispute. XXXX RFD: unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness. Mod was executed X/XX/XXXX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145359	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided from XX/XX/XXXX to XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, trial payment completed as of XX/XX/XXXX, final mod documents mailed to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for X month forbearance as of XX/XX/XXXX. Borrower requested extension of forbearance as of XX/XX/XXXX, approved for X month extension with new end date for forbearance as XX/XX/XXXX. Borrower approved for repayment plan as of XX/XX/XXXX, loan reinstated as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, welcome call completed and borrower made payment.

REASON FOR DEFAULT: Curtailment of income, and borrower unemployment due to XXXX-XX.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.X% for X years, modified P&I $X,XXX, matures XX/XX/XXXX.  No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X.X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: Active FC prior to BK filing, FC resumed with dismissal of BK in XX/XXXX, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. No other FC activity noted.

BANKRUPTCY: BKX filed in XXXX, dismissed in XXXX. No other BK activity noted.

PROPERTY: No property issues noted.
433145269	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to inquire when the loan was transferred to the servicer. No further contact with the borrower since that time despite noted attempts. The borrower has been cooperative during previous conversations. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect an insurance claim due to wind/hail damage with a date of loss of XX/XX/XXXX. No further indication of existing damage or ongoing repairs. A claim check for $XX,XXX.XX was received on XX/XX/XXXX. The claim was considered non-monitored and the claim check was endorsed and returned that same day, XX/XX/XXXX. Unclear whether repairs have been completed.
433145321	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Reinstate amount requested on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, excessive obligations. RFD per notes on XX/XX/XXXX forgot to make the payment.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144887	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Comments on XX/XX/XXXX indicate an incomplete workout packet, as of XX/XX/XXXX complete workout packet received. Servicer set up a X month FB plan on XX/XX/XXXX, plan completed in X/XXXX. Loan modified in X/XXXX. Authorized Xrd party, XXXX, financially qualified. Comments starting in X/XXXX indicate borrower deceased. Xrd party on X/XX/XXXX stated they were impacted by XXXX but since loan just modified no workout offered. Last contact was X/X/XXXX Xrd party made a payment over the phone which posted same day.

REASON FOR DEFAULT: Death of borrower

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143621	XXXX 24M PHCH	DELQ	03/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. Minimal contact with the borrower as they were unresponsive to contact attempts.

REASON FOR DEFAULT: The reason for default excessive obligations.

MODIFICATION: N/A

FORECLOSURE: No recent FC activity found

BANKRUPTCY: No current BK activity found.

PROPERTY: No property issues found

433144454	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX-XX in XX/XXXX, borrower offered repayment plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about late charges iao $XX.XX, was advised late charges were suppressed during XXXX-XX forbearance plan, no other details provided.

REASON FOR DEFAULT: Problem with bill pay and work impact due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.X%, modified P&I $XXX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: FC noted as on hold for BK as of XX/XXXX. No other FC activity noted.

BANKRUPTCY: BKX filed in XXXX, discharged without reaffirmation in XXXX. Exact dates not provided. No other BK activity noted.

PROPERTY: No property issues noted.
433143886	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified loan status and due date in X/XXXX, and requested a website password reset in X/XXXX. Borrower applied online for XXXX assistance in X/XXXX, and servicer granted a X-month FB plan. Borrower gave a promise to pay online in XX/XXXX, and had an NSF payment in X/XXXX. Borrower reinstated the payment the same month, and confirmed the due date in X/XXXX. No further contact.

REASON FOR DEFAULT: XXXX impact, details were not provided

MODIFICATION: NON-HAMP ARM, first pay due X/X/XXXX, modified balance was not stated, at X.XX%, modified P&I $X,XXX.XX, maturity was not stated. No deferred amounts. Modification was an adjustment of the original note ARM terms. Interest rate was fixed until X/X/XXXX, then changed to an ARM.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433144380	XXXX 24M PHCH	CURR	05/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, borrower wanted to know why the co-borrower's name was still on the loan. Servicer advised to send over documentation to have their name removed.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY:  Comments start with loan in BK status; exact filing date and case number are unknown.  BK FB started in XX/XXXX. Dismissed in XX/XXXX.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433144531	XXXX 24M PHCH	DELQ	03/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years with occasional borrower contact. XXXX hardship caused by spouse cancer treatment and expenses. Borrower canceled ACH XXXX , spouse now on disability and his hours were reduced due to XXXX. Forbearance approved through XXXX , borrower is in contact to catch up. Last contact X/XX/XXXX

REASON FOR DEFAULT: Income curtailment, family medical

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at initial step rate of X% for X years, modified P&I $XXX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145331	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified a foreclosure sale date in XX/XXXX, and was looking for outside assistance to reinstate. Borrower reinstated the following week. Borrower verified current loan status in XX/XXXX. NSF payment in X/XXXX was reinstated in the same month. Borrower had monthly contact with servicer through X/XXXX, and made a phone payment in XX/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX is not eligible for forgiveness.

FORECLOSURE: Timeline was not provided. Borrower reinstated in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433143534	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is started, broken that same month. XX/XXXX Borrower keeps repayment plan. X/XXXX Borrower reports they have been impacted by XXXX-XX, FB is discussed (it is unclear if a plan was set up). Borrower has not been very responsive. The most recent contact was on X/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Medical. X/XXXX XXXX . X/XXXX Injury.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX initially at X% for X years, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the account was previously discharged from BK (no details provided).

PROPERTY: No property issues found.

433144584	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years. Hardship reasons throughout XXXX include death in family, change in work hours and a work injury. Borrower requested XXXX assistance XXXX XXXX due to reduced hours, forbearance approved through XXXX XXXX. Borrower advised hardship continued at plan expiration and has been XXXX since cured by deferral. Last contact XX/XX/XXXX to reinstate X payments.

REASON FOR DEFAULT:

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $X,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144595	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated in X/XXXX using XXXk funds. Borrower made a promise to pay in X/XXXX, and requested a XXXk letter and a reinstatement quote from servicer in X/XXXX. Borrower submitted reinstatement funds in XX/XXXX, and verified their receipt through a web chat. Borrower asked about an escrow refund in X/XXXX, and requested a XXXX tax statement via web chat in X/XXXX. No further contact. Borrower reported a XXXX hardship through the website in X/XXXX, and servicer granted a X-month FB plan. Servicer also completed a X-month deferral in X/XXXX.

REASON FOR DEFAULT: Paid delinquent taxes, spouse not working

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness. Borrower executed the modification after the first payment due date; unable to determine why.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143660	XXXX 24M PHCH	DELQ	03/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Four month repayment plan approved in XX/XXXX. Mod requested in XX/XXXX. Servicer advised that they need to apply. Last contact on XX/XX/XXXX with authorized Xrd party, payment made via phone.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NON-HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144914	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reported a XXXX impact through the website in X/XXXX, and servicer granted a X-month FB plan. Through a letter in XX/XXXX, borrower confirmed she could resume monthly payments but could not reinstate the arrears, and servicer completed a X-month deferral. Only contact with borrower was in XX/XXXX when she confirmed the deferment had been completed.

REASON FOR DEFAULT: XXXX impact, details were not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145349	XXXX 24M PHCH	DELQ	02/01/2021	01/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Mod requested in XX/XXXX, but did send in required documents. Assistance required again in XX/XXXX; mod approved in XX/XXXX. Borrower approved for a X month XXXX FB plan in XX/XXXX. Last contact on XX/XX/XXXX, borrower advised of total amount due.

REASON FOR DEFAULT:  Per notes in XX/XXXX, borrower unemployed.  Borrower back to work as of XX/XXXX but at a reduced rate. RFD per notes on XX/XX/XXXX, loss of income due to XXXX; specifics not provided.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness. Deferment granted in XX/XXXX, due date rolled from X/XXXX to XX/XXXX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Per notes in XX/XXXX, borrower requested that claim funds be applied to the loan.  Unable to determine amount of claim but servicer opened up a monitored claim.  Per notes in XX/XXXX, it appears the damage was due to a fire. Notes in XX/XXXX, indicates that first draw amount would be $XX,XXX.  Notes in XX/XXXX, indicate that the repairs were put on hold due to XXXX.  Per notes on XX/XX/XXXX, appears there is still funds in the amount of $XX,XXX.XX being held by the servicer.   Per notes in XX/XXXX, servicer notes that if they do have contact with the borrower in the next XX days, they would close out claim.  Current condition of the subject is unknown.  Owner occupied per notes on XX/XX/XXXX.

433145361	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Prior servicer approved a trial mod plan in X/XXXX. Borrower had monthly contact with servicer during the trial plan, and a modification was completed in X/XXXX. Borrower defaulted on the first post-mod payment, then made a few payments. Borrower gave a promise to pay in X/XXXX and declined a repay plan, but applied for XXXX assistance in X/XXXX. Servicer granted a X-month FB plan. Borrower applied for mod assistance in X/XXXX, and servicer extended the FB plan through XX/XXXX. Borrower confirmed an ability to pay in XX/XXXX. Missing servicing notes between XX/XXXX and XX/XXXX; pay history reflects a deferment in XX/XXXX. Borrower authorized his spouse in X/XXXX, and asked about an escrow shortage.

REASON FOR DEFAULT: Borrower unemployment, reduced work hours

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433144440	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX, file in FC on hold for loss mit. Borrower completed a trial plan in X/XXXX and received approval for a mod effective X/X/XX; FC file closed in XX/XXXX. Borrower called in on X/XX/XX to schedule a payment indicating RFD due to excessive obligation. X NSFs were processed in X/XXXX. Borrower called in on X/XX/XX (last contact) to schedule a payment indicating RFD due to curtailment of income and was approved for a X month repayment plan. Repayment plan was completed on X/XX/XX; loan brought current.

REASON FOR DEFAULT: Curtailment of income, excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was in FC when history began in XXXX, on hold for a trial plan. FC file  was closed in XX/XXXX due to modification. Motion to dismiss FC was filed; dismissal was granted.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144701	XXXX 24M PHCH	DELQ	02/24/2021	02/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked about retention options in X/XXXX, but didn't qualify for a modification as he had already received one in X/XXXX. Borrower requested a mod package in X/XXXX. Borrower applied for a modification in XX/XXXX, and servicer approved a X-month trial mod plan in XX/XXXX. Borrower accepted the trial in X/XXXX and made the down payment. During the trial plan, borrower reported a XXXX impact in X/XXXX, but continued to make payments. Modification was completed in X/XXXX. Servicer offered a XXXX FB plan in X/XXXX; borrower called about the offer in XX/XXXX. Plan expired in XX/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Unemployment, job change. XXXX impact, details were not provided

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/XX/XXXX. No deferred amounts noted.

FORECLOSURE: Referred X/X/XXXX, complaint filed XX/XX/XXXX, service completed XX/X/XXXX. Request for settlement conference was filed XX/X/XXXX, then placed on a loss mit hold that month. Case was dismissed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144702	XXXX 24M PHCH	CURR	03/21/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower set-up on a X-month repayment plan in XX/XXXX; details of the plan not noted. Stip to mod approved on XX/XX/XXXX. Plan completed and mod processed in XX/XXXX. Last contact on XX/XX/XXXX, borrower scheduled a payment to draft on XX/XX/XXXX.

REASON FOR DEFAULT:  RFD as of XX/XX/XXXX, death in the family and had to help pay for the funeral. As of XX/XX/XXXX, the borrower stated she had issues with bank account and her accounts were frozen. RFD per notes on XX/XX/XXXX, car repairs.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.  Owner occupied per data tape.

433144259	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was XX/XXXX. RFD was marital difficulties and asking for assistance, did not have funds to reinstate. Borrower did not return package and next contact was X/XX/XXXX, again requesting assistance with an RFD of unemployed. Borrower then reinstated, unable to determine source of funds. XX/XX/XXXX borrower considering listing the property, no RFD. Very little contact with the borrower and they never returned loss mitigation packages.

REASON FOR DEFAULT: Borrower has provided X RFDs, marital difficulties and unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: Referred to foreclosure X/XX/XXXX.  Complaint filed XX/X/XXXX. Judgment entered X/X/XXXX, then placed on hold due to XXXX.  Foreclosure closed when loan was reinstated.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143788	XXXX 24M PHCH	CURR	04/19/2021	03/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a XXXX statement in X/XXXX, and made a phone payment in X/XXXX. Borrower gave promises to pay due to an unemployment hardship, but didn't request assistance as hardship was temporary. Borrower declined a repay plan in XX/XXXX, and made phone payments over the next few months. Borrower reinstated in X/XXXX, then had minimal contact until a phone payment in XX/XXXX. Last contact was with spouse in X/XXXX when she made a phone payment.

REASON FOR DEFAULT: XXXX-Excessive obligations (car repairs), temporary unemployment due to illness. XXXX-home repairs, reduced work hours due to XXXX

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
433144228	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, servicer set up a repayment plan on X/XX/XXXX; details of plan not noted. Borrower on X/XX/XXXX inquired about possible MOD, servicer went over what is needed for MOD review. Workout packet received X/XX/XXXX and as of X/XX/XXXX completed a deferral. Servicer deferred X months. No further assistance has been requested. Last contact X/X/XXXX borrower wanted to confirm loan current, servicer advised yes.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144077	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to curtailment of income. Borrower stated X/XX/XXXX just started a new job. Borrower stated X/XX/XXXX changing jobs. Borrower stated X/XX/XXXX hasn't worked for X-weeks due to XXXX . Servicer offered repayment plan X/XX/XXXX which was extended X/X/XXXX. Plan completed XX/X/XXXX. Last contact X/XX/XXXX inquired about payment increase.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144394	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to confirm the payment made through the IVR was received. The borrower has been in frequent contact and appears to be cooperative. Often pays via the servicer's IVR. The loan was modified in XX/XXXX and has remained current aside from a brief period of delinquency in the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. The borrower also indicated in X/XXXX that work was impacted due to the XXXX-XX XXXX . Unclear if hardship is ongoing.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure until XX/XXXX when the modification was completed and the foreclosure was dismissed. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143280	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: RFD as of X/XX/XXXX was unemployment and started his own business. X/X/XXXX RFD was work slow. Borrower trying hard to keep loan current. Last contact with the borrower on X/XX/XXXX, promising payment, which was kept.

REASON FOR DEFAULT: Borrower unemployed for an extended period of time.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX.  $XX,XXX.XX forgiven.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144289	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, illness of spouse, and other bills.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433144694	XXXX 24M PHCH	CURR	04/06/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower and servicer discussed workout options on X/X/XXXX. Servicer notes in X/XXXX that workout closed due to missing complete workout packet. Borrower reinstated loan in XX/XXXX with a payment of $XX, XXX.XX covering the X/XXXX through X/XXXX payments. Borrower on X/XX/XXXX stated impacted by XXXX, servicer set up a repayment plan on X/XX/XXXX; details of plan not noted. Plan was extended X/XX/XXXX for an additional X payments. Last contact X/XX/XXXX servicer offered a phone payment, borrower refused and made payment via website on X/XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan was referred to FC X/XX/XXXX and closed XX/XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143242	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was in X/XXXX; borrower asked about assistance options available, and applied for XXXX assistance through the website in X/XXXX. Servicer approved a X-month FB plan. Hardship was ongoing, and servicer completed a X-month deferral in X/XXXX. No further contact. Most of the subsequent payments were made through the website.

REASON FOR DEFAULT: XXXX impact, reduced income

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143970	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Comments indicate that as of X/XXXX borrower was unemployed and comments in X/XXXX indicate borrower back to work. No workout was offered during that time. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day

REASON FOR DEFAULT: Unemployment

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144977	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower and servicer went over workout options on X/XX/XXXX, borrower never pursued a workout. Last contact X/XX/XXXX borrower and servicer discussed the NSF payments. Borrower made a payment over the phone to replace the NSF payment.

REASON FOR DEFAULT: Unknown

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144889	XXXX 24M PHCH	CURR	04/14/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made a phone payment. Borrower has been unresponsive to servicer's contact attempts. The last voice message was left for borrower on X/XX/XXXX. Loss Mit was last active X/XXXX when servicer was attempting a RPP with borrower.

REASON FOR DEFAULT: RFD was last noted on X/XX/XXXX as curtailment of income due to XXXX-XX XXXX . Borrower was prior unemployed in XX/XXXX.

MODIFICATION: STEP NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX at X.XXX% for X years, modified P&I $XXX, matures X/XX/XXXX.  Deferred balance iao $XX,XXX is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/X/XXXX indicated subject property was owner occupied.

433143491	XXXX 24M PHCH	DELQ	03/01/2021	12/14/2020	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower and servicer have discussed have over the last XX months discussed repayment plans but none have been set up. Borrower is on fixed income and having hard time. No workout has been offered. Last contact X/XX/XXXX borrower wanted to know loan next due date, servicer state due for X/X/XXXX; nothing further discussed.

REASON FOR DEFAULT: Illness of borrower

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143583	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433143833	XXXX 24M PHCH	CURR	03/20/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years. Borrower is on fixed income and advised XXXX XXXX that hardship was due to health issues and medical expenses. There is little further contact and loss mitigation has never been requested; borrower advised at last contact XX/XX/XXXX that help was not needed.

REASON FOR DEFAULT: Borrower illness, excessive obligations

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/XX/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144184	XXXX 24M PHCH	BK13	03/01/2021	02/26/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mods noted from XXXX and XXXX. Prior CHXX BK filed in XXXX and dismissed in XXXX and active CHXX BK filed in XXXX. No RFD provided in comments. Servicer has had limited contact with the borrower due to the BK with last inbound contact X/XX/XXXX regarding payment. Loan is contractually due for the X/X/XXXX payment.

REASON FOR DEFAULT:  Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  Active CHXX BK filed in XXXX.  Unable to verify filing date or POC amount.  Prior CHXX BK filed in XXXX and dismissed in XXXX.

PROPERTY: Property is owner occupied with no issues noted.
433144033	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers struggle to make the monthly payments but able to bring the loan current. Borrower was advised of workout options in X/XXXX. Co-borrower called in XX/XXXX (last contact) to schedule a payment to bring the loan current; RFD due to excessive obligations. XX day grace period letter was sent on X/XX/XX. X payments were applied in X/XXXX; loan is paid ahead.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145072	XXXX 24M PHCH	CURR	05/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided prior to XX/XXXX. Mod from prior servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. Borrower advised unable to apply for XXXX-XX forbearance in XX/XXXX due to still being employed. Borrower approved for X month repayment plan in XX/XXXX, plan cancelled as of XX/XX/XXXX due to non-performance. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower called to make payment.

REASON FOR DEFAULT: Borrower illness and excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143719	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout delinquency from XXXXuntil cured XXXX XXXX and declined to discuss hardship or financials if contacted. RFD code starting XXXX XXXX is income curtailment, details unknown. Account is current since most recent reinstatement and last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX, $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
433144691	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted X/X/XXXX due to unemployment. Borrower called to change payment date X/XX/XXXX. Borrower stated X/XX/XXXX staring new job with more hours in XXXX . Borrower stated X/X/XXXX impacted by XXXX ; in construction and hours cut back. Servicer offered repayment plan X/XX/XXXX. Borrower inquired about plan X/XX/XXXX. Plan extended X/XX/XXXX. Borrower inquired about payment deferral X/XX/XXXX. X-month payment deferral completed X/XX/XXXX. Last contact X/XX/XXXX borrower inquired about congress relief package.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: TEMP ON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX; expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144210	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower made X phone payments and reinstated loan. Loss Mit was last active in XX/XXXX when loan was being modified.

REASON FOR DEFAULT: No payment default in X months. Prior RFD was not provided in comments.

MODIFICATION:NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for XXX months, modified P&I $X,XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness. Borrower was on a X month trial plan prior to recent modification. Loan was prior modified X/XXXX and X/XXXX.

FORECLOSURE: No recent FC activity found.

BANKRUPTCY: No recent BK activity found.

PROPERTY: Current property occupancy and condition are unknown.

433145213	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. No further contact with the borrower and has been unresponsive to noted attempts. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143495	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower stated X/X/XXXX having new tenants. Borrower stated X/X/XXXX had other expenses. Borrower stated X/XX/XXXX had home repairs. Borrower restated home repairs X/XX/XXXX; again XX/X/XXXX. Borrower called to confirm payment XX/X/XXXX. Last contact X/XX/XXXX to make payment; stated illness and did not request assistance.

REASON FOR DEFAULT: Borrower illness. Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is tenant occupied.  No property damage noted.

433143827	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for repayment plan in XX/XXXX, confirmation letter sent on XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for X payment forbearance as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called regarding a letter, was confirmed on payments and advised the letter was being sent to them.

REASON FOR DEFAULT: Curtailment of income due to XXXX-XX and client didn't pay.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143349	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to inquire about ways to make a payment now that their chapter XX bankruptcy was ending. The loan has been in bankruptcy for most of the past XX months. The loan has remained current since that time and no further contact with the borrower. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower filed a chapter XX bankruptcy in XXXX and was discharged in XXXX. Unable to determine the exact filing date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144776	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: No contact. All payments made via website or phone pay system.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XXXX.XX of which $X eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

433145253	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Plan is kept. X/XXXX Additional XXXX assistance is requested. XX/XXXX A XXXX deferral is completed. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $X,XXX, maturity left unchanged (XX/X/XXXX). Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: History indicates the account was previously discharged from BK (no details provided).

PROPERTY: No property issues found.

433144342	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative. The loan was modified in XX/XXXX after successfully completing a trial period plan. The loan has remained current since that time and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to out of work due to XXXX-XX and spouse was the only one working. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure until XX/XXXX when a modification was completed and applied. The foreclosure has been dismissed and no further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143363	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was in XX/XXXX after a bankruptcy discharge. Borrower declined a modification, but requested a repay plan; verbal financials supported ability to pay. Borrower made the plan down payment in X/XXXX, plan completed in X/XXXX. Servicer discuss forbearance options in X/XXXX due to a XXXX hardship. Hardship was resolved in X/XXXX, and borrower reinstated the following month. Only other contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Family illness, income curtailment. XXXX impact, borrower not working

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX, discharged in XXXX.

PROPERTY: Owner occupied
433143102	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/X/XXXX due to health issues. Borrower requested X-month FB X/X/XXXX. Borrower agreed to X-month plan X/XX/XXXX. Borrower requested X/X/XXXX FB extended to XX-months; payment too high. Plan cancelled XX/X/XXXX. Borrower requested XX-month plan XX/XX/XXXX. Borrower stated XX/XX/XXXX business failed; advised would apply for Mod. Borrower hardship restated X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX . X-month repayment plan offered X/XX/XXXX. Plan extended X/XX/XXXX. Borrower stated X/XX/XXXX lost some business due to XXXX. Plan confirmed kept X/XX/XXXX. X-month FB offered X/XX/XXXX. Borrower inquired about grace period XX/XX/XXXX. Plan confirmed kept X/X/XXXX. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness. Curtailment of income.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433145294	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, outbound call to the borrower, said payment is sent by the XXth of each month and takes some time to get there. Was also advised of forced placed insurance and the notes indicate the borrower disputed that. No further contact with the borrower despite noted attempts by the servicer. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years at $XXX.XX/mo, then X.XXX% for remaining term at $XXX.XX/mo. Term is XX years and X months, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143323	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Thirteen month repayment plan approved on XX/XX/XXXX; plan adjusted in XX/XXXX. Plan broke in XX/XXXX for non-payment. Seven month repayment plan approved in XX/XXXX. Credit bureau dispute received in XX/XXXX regarding balance and past due amounts; servicer notes that all reporting was accurate. Last contact on XX/XX/XXXX with borrower's spouse, advised of what was needed to get his name added as Successor in Interest.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, death of borrower on XX/XX/XXXX.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XX/XX/XXXX.  Deferred balance iao $X. Forgiven amount of $XX,XXX.XX

FORECLOSURE:  FC closed and billed in XX/XXXX due to reinstatement via payment plan.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Successor in Interest still occupies the property.

433145073	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Additional assistance is requested. X/XX/XXXX A deferral is completed. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX, the borrower is still struggling due to the XXXX and additional assistance is being discussed.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: No mod dated XX/X/XXXX. Located HAMP mod dated X/X/XXXX which corresponds to current terms: HAMP mod, first due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, P&I $XXX.XX, maturity date X/X/XXXX. Borrower was granted a X month FB with no payments in X/XXXX and X payment deferred in X/XXXX as maturity date is now shown as X/X/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144442	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower is working with loss mit, a stip to mod is accepted. XX/XXXX A final mod is completed. Borrower has not been very responsive. No RFD is given. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: XX/XXXX File is referred to FC. Reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145001	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: No CH prior to XX/XXXX. Multiple prior mods from prior servicers noted as of XX/XX/XXXX, most recent mod listed with effective date of XX/XX/XXXX. Borrower stated he was in the midst of mod review with prior servicer as of XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about final mod documents and agreed to return them by XXXX as of XX/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history, FC placed on hold as of XX/XX/XXXX for loss mit, FC closed as of XX/XX/XXXX with completion of mod. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143550	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX RFD was excessive obligations. RFD on X/XX/XXXX was illness, which was the RFD until X/XX/XXXX when borrower was unemployed due to XXXX. Borrower back to work as of X/XX/XXXX but not full time.

REASON FOR DEFAULT: Borrower was ill and then unemployed due to XXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX.  $XX,XXX.XX was forgiven.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144344	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stopped making payments on the loan after X/XXXX. File was referred to FC in XX/XXXX. Borrower called in XX/XXXX stating that she has a son dealing with an illness causing her rehab fees and other fees and that she had $X,XXX for a workout. Loss mit hold was placed in X/XXXX for mod review. It does not appear that the borrower qualified for the mod; hold was removed in X/XXXX. Borrower reinstated the loan in X/XXXX; FC stopped. Last contact was in X/XXXX, borrower called regarding online access.

REASON FOR DEFAULT: Illness of a family member (son).

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was referred to FC in XX/XXXX. FC stopped in X/XXXX due to reinstatement. Motion to dismiss FC was filed; dismissal granted.

BANKRUPTCY: No BK activity found.

PROPERTY: Notes in X/XXXX indicates there is light damage to the property, no details provided.

433144932	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Prior servicer completed a modification in X/XXXX. Loan transferred servicing in X/XXXX; welcome call completed. Borrower called about a gap insurance letter in X/XXXX, and verified a payment change on the account in XX/XXXX. Borrower applied for XXXX assistance in X/XXXX, and servicer approved a X-month FB plan the following month. Borrower requested a plan extension in X/XXXX, and servicer extended the plan for X months. Borrower verified ability to pay in X/XXXX, but applied for loss mit assistance in XX/XXXX. Servicer granted a X-month deferment in XX/XXXX to reinstate the account. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: XXXX impact, borrower and spouse not working

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143541	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called and was unable to make a payment. Didn't know when would be able to pay due to uncertainty at work. No workout options were discussed. No further contact with the borrower despite noted attempts by the servicer. The loan is now current and the borrower usually makes payments via the servicer's website. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to temporarily out of work. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years at $X,XXX.XX/mo, then X.X% for remaining term at $X,XXX.XX/mo. Term is XX years and X months, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance. A final interest bearing balloon payment of $XX,XXX.XX will be due at maturity.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145256	XXXX 24M PHCH	DELQ	02/01/2021	02/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan approved in X/XXXX for X months. Last contact on X/XX/XXXX, borrower stated would call back on XX/XX/XXXX to make payment. Does not appear that the borrower called back to make a payment.

REASON FOR DEFAULT:  Borrower ill as of XX/XXXX. Borrower stated was out of work as of XX/XX/XXXX, but stated they had just started back to work.  Borrower stated that they had fraud on their bank account as of XX/XX/XXXX. RFD per notes on XX/XX/XXXX, mother is in the hospital.

MODIFICATION: HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433143956	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Documents show the borrower has received a prior temp loan mod in XXXX and X XX month repayment plans. RFD was income curtailment. Servicer had granted a XXXX deferral in XXXX, however, the borrower did not sign and brought loan current X/XXXX. RFD at that time was income curtailment. Servicer has had limited contact with the borrower with last contact X/XX/XXXX regarding payment. Loan has been paid as agreed for the last X months.

REASON FOR DEFAULT: Income curtailment.

MODIFICATION: TEMP MOD EXPIRED, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X months, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.  Reverts back to note terms on expiration. UTD balloon amount; language includes "any pay due payments and unpaid principal and interest will be due in full on maturity date".

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property occupancy is unknown. No issues noted.
433144253	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stopped making payments on the loan after X/XXXX and file was referred to FC in XX/XXXX. Borrower called in XX/XXXX to request reinstatement quote, stating RFD due to reduction of income due to medical issue and was working on withdrawing XXXK funds. Loan reinstated and FC stopped. Borrower failed to make a few payments after the reinstatement and accepted and completed repayment plan in X/XXXX. Last contact was in XX/XXXX, borrower submitted a credit reporting dispute, borrower was advised that after review of the pay history credit reporting was accurate.

REASON FOR DEFAULT: Curtailment of income due to illness.

MODIFICATION: N/A

FORECLOSURE: File was referred to FC in XX/XXXX. FC stopped in XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144644	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower was advised in X/XXXX that the X/XXXX payment would be returned due to NSF; borrower scheduled a payment and stated that RFD was due to personal issues. Borrower stated in X/XXXX that RFD was due to less income and was approved for a X month repayment plan; broken plan in X/XXXX due to NSF but it appears that borrower was approved for another repayment plan for X months which was completed in XX/XXXX. Loan was brought current in XX/XXXX but borrower fell behind shortly after. Pre-FC loss mit letter was sent on X/X/XX. Borrower stated on X/XX/XX that he would call by the end of the month to set up a payment for the amount due. Pre-FC loss mit letter was sent on X/XX/XX. Borrower requested assistance on X/XX/XX indicating RFD due to curtailment of income then called in X/X/XX to inquire about applying for XXXX-XX assistance. A X month FB was approved and set up on X/XX/XX. Deferral was processed for X payments in X/XXXX. Borrower has missed a couple of payments since then but was able to bring the loan current. Last contact was on X/XX/XX, borrower called in to inquire about a notice he received regarding FB and was advised of FB offer for XX months. No further details.

REASON FOR DEFAULT: XXXX-XX, Income reduction.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $X,XXX,XXX at X% for X years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145205	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower set payment.

REASON FOR DEFAULT: No RFD provided.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143609	XXXX 24M PHCH	CURR	04/25/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower wanted to make sure that the servicer paid the taxes.

REASON FOR DEFAULT:  Borrower stated her sister was ill as of XX/XX/XXXX and she did not have insurance. Borrower helping with bills. Co-borrower passed away as of XX/XXXX; borrower had to pay for funeral expenses. Borrower laid off as of XX/XXXX. RFD per notes on XX/XX/XXXX, no money.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433145167	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower is working with loss mit. X/XXXX A mod is approved. XX/XXXX Mod is completed after a trial period. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Plan is kept and a deferment is completed. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income. X/XXXX XXXX .

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: File was referred to FC in XX/XXXX, reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144091	XXXX 24M PHCH	DELQ	03/01/2021	02/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A mod is completed. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. XX/XXXX A XXXX deferment is completed. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income. X/XXXX Waiting on a disability check. X/XXXX XXXX .

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX, reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143646	XXXX 24M PHCH	CURR	04/02/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: RFD on X/XX/XXXX was unemployment. Borrower applied for modification while in BK. Complete package was received X/XX/XXXX. Modification was denied on X/X/XXXX, appears to be high DTI. Borrower resubmitted and modification was approved X/XX/XXXX. No stip plan prior to the modification. No contact with the borrower since modification boarded.

REASON FOR DEFAULT: Very little contact with the borrower.   Borrower was in BK during modification negotiations, which was dismissed right after the modification was approved.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X,XXX.XX due at maturity.

FORECLOSURE: Active foreclosure early XXXX, foreclosure sale date was set for X/X/XXXX.  Foreclosure was cancelled when modification boarded.

BANKRUPTCY: Borrower filed BKXX on X/X/XXXX to stop the sale.   Borrower is multiple filer.   BKXX was dismissed X/XX/XXXX

PROPERTY: No evidence of property damage.

433144245	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer set up a repayment plan X/XX/XXXX, details of plan not noted. Borrower on X/X/XXXX stated impacted by XXXX and was looking for assistance. Servicer modified the existing payment plan. Servicer received a XXXX workout packet on XX/XX/XXXX, deferral completed XX/X/XXXX deferring X payments. Last contact XX/X/XXXX borrower called in to confirm deferral was completed, servicer advised yes. No further workout has been requested.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Servicer notes on X/X/XXXX property damage due to water date of loss X/X/XXXX. Servicer received a hazard claim check for $XXX.XX which was deposited to restricted escrow on X/XX/XXXX and then released X/XX/XXXX. Claim noted as non monitor and closed X/X/XXXX. Status of repairs is unknown.
433144896	XXXX 24M PHCH	CURR	04/27/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The loan was in foreclosure with the first legal filed with the foreclosure being dismissed upon completion of the Mod. The borrower successfully completed the Stip Mod with X payments made. The hardship was a reduction in income. Minimal contact with the borrower

REASON FOR DEFAULT: The latest reason for default was curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No active FC activity found. The loan was in foreclosure with the first legal filed with the foreclosure being dismissed upon completion of the Mod.

BANKRUPTCY: No active BK activity found

PROPERTY: No property conditions found

433145015	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Xrd party inquired about reinstatement X/XX/XXXX and again X/XX/XXXX. Borrower requested wire instructions X/XX/XXXX. Borrower hardship noted XX/XX/XXXX due to family illness. Borrower stated X/X/XXXX trying to reinstate; family had cancer. Workout financials confirmed received X/X/XXXX. X-month Stip to Mod offered X/X/XXXX with payments of $X,XXX.XX starting X/X/XXXX. Plan confirmed kept X/XX/XXXX. Mod workout approved XX/X/XXXX which was booked XX/XX/XXXX. Borrower inquired about insurance XX/X/XXXX.

REASON FOR DEFAULT: Family illness.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided. Legal notes X/XX/XXXX FC on hold due to active workout. FC action closed/billed X/X/XXXX due to reinstatement.  Loan was again referred for FC XX/XX/XXXX.  Complaint filed X/XX/XXXX.  Service completed X/XX/XXXX.  FC action placed on hold X/XX/XXXX.  FC action closed/billed due to Mod booked XX/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143382	XXXX 24M PHCH	DELQ	03/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer notes borrower on repayment plan at start of history; terms not provided. Borrower called to confirm payment X/X/XXXX. Account confirmed reinstated X/XX/XXXX; plan kept X/XX/XXXX. Borrower called to confirm payment X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433145013	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated the account in X/XXXX through a phone payment, and made another phone payment in XX/XXXX. No further contact.

REASON FOR DEFAULT: Borrower was out of the country and was unaware of the delinquency

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144174	XXXX 24M PHCH	BK13	05/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mods noted in XXXX, XXXX and XXXX. Borrower filed CHXX BK in XXXX and case remains active. RFD includes income curtailment and excessive obligations. Servicer has had limited contact with the borrower due to the BK with only contact X/X/XXXX with general questions. Loan is contractually due for the X/X/XXXX payment.

REASON FOR DEFAULT: N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XXXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: Prior FC with judgment granted X/XXXX blocked with current CHXX BK.

BANKRUPTCY:  Active CHXX BK filed in XXXX.  Unable to verify filing date or POC amount. Trustee paid.  Prior CHXX BK filed in XXXX

PROPERTY: Property is owner occupied with no issues noted.
433144450	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower's spouse called in but the notes do not details what was discussed. The borrower had recently completed a trial modification plan and the final modification was in process. The loan has remained current since that time. the borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower being in the hospital. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure has been dismissed due to the modification completed in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144623	XXXX 24M PHCH	CURR	05/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower declines loss mit assistance. X/XXXX A repayment plan is set up. X/XX/XXXX Plan is kept. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Plan is kept. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: XX/XXXX Other expenses. X/XXXX Insufficient funds. X/XXXX XXXX .

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144982	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower appealed mod denial XXXXafter finding a new job. Updated financials completed XXXX , X-month trial approved with $XX,XXX down payment starting XXXX . Plan was paid timely and account remains current post-mod, last contact XX/XX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143388	XXXX 24M PHCH	CURR	04/09/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. No further contact with the borrower. The borrower appears to be cooperative but has not been responsive to noted attempts. The loan was modified in X/XXXX and is current, but has had some periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to timing of paychecks and changing jobs. RFD in X/XXXX prior to the modification was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%. Loan term is XX years. Modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144663	XXXX 24M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mods noted in XXXX, XXXX and again in XXXX. Servicer has had limited contact with the borrower over the last X years with last contact X/X/XXXX regarding payment. Loan has been briefly XX days delinquent in the last XX months and has been paid as agreed for the last XX months.

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.  Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X.XXX% with P&I $XXXX.XX beginning X/X/XXXX until maturity.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.

433144917	XXXX 24M PHCH	DELQ	02/01/2021	01/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A stip to mod is approved, no RFD is given. X/XXXX Final mod is completed after the stip period. Since the mod, no significant activity was noted. Borrower has not been responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: File is referred to FC prior to X/XXXX. Reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143514	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The reason for default for the past XX months has been illness of borrower then gets a reduction of income.

REASON FOR DEFAULT: The reason for default was illness of borrower and reduced income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% forXX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: There were no condition found

433144662	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was delinquent when history began in XXXX. Borrower called in on X/X/XX to inform that she sent in a mod package. Borrower was approved for a X month stip to mod plan in X/XXXX but Xrd party (spouse) declined the stip to mod in X/XXXX stating that he did not wish to pursue the mod; requested a repayment plan. A XX month repayment plan was approved and set up on X/XX/XX. Xrd party called in on X/XX/XX, affected by XXXX-XX, wanted to know what plans were available explaining that wife was furloughed and his work hours were reduced. Xrd party was advised that they could apply for a X month FB plan under XXXX-XX, was also advised that the loan has already had a mod at X%. Loan was brought current in X/XXXX. Last contact was in X/XXXX, borrower stated that RFD was due to not receiving the statement.

REASON FOR DEFAULT: Unemployment and reduction of income due to XXXX-XX, initial RFD appears to be unemployment.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143770	XXXX 36M PHCH	CURR	04/10/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT:  Borrower applied for mod assistance in X/XXXX, and a X-month trial mod plan was approved the following month. Borrower had monthly contact with servicer during the trial plan, which was completed in X/XXXX. Mod docs weren't sent to borrower until XX/XX/XXXX. Borrower called about insurance coverage in X/XXXX, and scheduled a phone payment from the following month in X/XXXX. Borrower continued to schedule payments for the following month through the rest of XXXX. Servicer reversed over $Xk from escrow an applied the funds to principal in XX/XXXX as part of a prior modification payment processing, and mailed an escrow refund check in X/XXXX. Borrower made a double payment in X/XXXX to reinstate the account, then continued to make phone payments when able.  No requests for payments assistance. Borrower asked about FPI on the account in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Income curtailment, excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/XX/XXXX. No deferred amounts noted. Modification was executed by borrower after the first modified payment was due. Mod documents were sent to borrower for execution on XX/XX/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144130	XXXX 24M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower called to confirm payment received X/XX/XXXX. Stip to Mod confirmed kept X/XX/XXXX. Mod workout booked X/XX/XXXX. Borrower called X/XX/XXXX to dispute late fee. Last contact X/XX/XXXX borrower requested late fee waiver.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC; stayed by BK.  Details of referral not provided.  FC action closed/billed after Mod booked X/XX/XXXX.

BANKRUPTCY: BKX discharge X/XX/XXXX. Filing date unknown.

PROPERTY: Property is owner-occupied. No property damage noted.
433143358	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested modification in XX/XXXX. Stip to mod approved in XX/XXXX. Plan completed and mod processed in XX/XXXX. Last contact on XX/XX/XXXX, servicer wanted to know if the borrower still needed assistance. Borrower stated no, he would be making payments on time.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, unemployment.  Unable to determine when employment was regained.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE:  FC closed and billed in XX/XXXX due to reinstatement. Referral date is unknown.

BANKRUPTCY: BK filed in XX/XXXX; filing date unknown, discharged in XX/XXXX.

PROPERTY: No evidence of property issues found in the comments.   Owner occupied per data tape.

433144044	XXXX 24M PHCH	CURR	04/01/2021	03/27/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer notes a repayment plan was set up X/XX/XXXX details of plan not noted. Servicer set up another repayment plan X/XX/XXXX details of this plan not noted. No further workouts have been requested or offered. Last contact X/XX/XXXX borrower promised a payment by X/XX/XXXX, comments indicate payment was made X/XX/XXXX.

REASON FOR DEFAULT: Family illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144652	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make the monthly payments, stating in X/XXXX that she was out of work for X months but working again. Borrower was approved for several repayment plans but failed to perform on the plans. File was referred to FC in XX/XXXX. Xrd party (spouse) called in on XX/X/XX stating that his client paid him late which was the reason why they breached on the repayment plan and requested for repayment plan to reinstate the loan. A repayment plan for X payments was set up on XX/X/XX. Loan reinstated in XX/XXXX; FC stopped. It appears that the borrower has been impacted by the XXXX and was approved for a X month FB plan in in X/XXXX and a X month FB plan in X/XXXX. XXXX-XX hardship was resolved on XX/X/XX. Loss mit early delinquency letter was sent on X/X/XX. Last contact was on X/XX/XX, Xrd party scheduled a payment; declined XXXX-XX FB. Loan is current.

REASON FOR DEFAULT: XXXX-XX, unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX of which $X,XXX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: File was referred to FC in XX/XXXX. FC stopped in XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144736	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making sure their payment had posted. They also were asking for the insurance department for any options as they have a leaky roof. The loan was in foreclosure which was stopped upon the partial reinstatement. The foreclosure was previously placed on hold due to the government shutdown for XXXX. BorrowerX has passed away.

REASON FOR DEFAULT: The latest reason for default was illness of the borrower and not able to work until recovered.

MODIFICATION: STEP-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, Step X at X.XXX% for X year P&I $XXX.XX, Step X at X.XXX% for XX years P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORCLOSURE: No active foreclosure activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XXXX The borrower noted that their roof was leaking and asked for help from the insurance department. No resolution was provided. Notes show it was not covered by policy due to being over XX years old. Borrower advised they cannot afford repairs and are seeking options.

TITLE ISSUES: A Title Claim was filed due to prior unreleased senior judgment. The Issue was resolved with receipt and recording of a satisfaction/release.

433143511	XXXX 24M PHCH	DELQ	03/01/2021	02/24/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	AR	XXXX	Reinstatement 2	BORROWER CONTACT: Co-borrower asked servicer to defer the arrears to the end of the loan in X/XXXX. Servicer offered a XX-month repay plan, which co-borrower accepted. Co-borrower had an NSF payment in X/XXXX, but reinstated the payment later that month. Co-borrower had monthly contact with servicer during the repay plan. Co-borrower was impacted by XXXX in X/XXXX, and servicer offered a X-month FB plan with credit suppression for X months; co-borrower accepted. Co-borrower continued to have contact with servicer during phone payments. Co-borrower requested a XXXX plan extension in XX/XXXX, but didn't submit a complete hardship package. Last contact was in X/XXXX when co-borrower made a phone payment and reviewed ability to pay.

REASON FOR DEFAULT: Borrower is deceased. XXXX impact - borrower not working, then reduced work hours

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143125	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Spouse and borrower gave monthly promises to pay between X/XXXX and X/XXXX, then contact became more sporadic. Servicer offered a repay plan in XX/XXXX, which borrower accepted. Servicer honored the plan despite NSF payments in XX/XXXX. Borrower finished the plan in X/XXXX, but didn't reinstate as the plan was incorrectly calculated. Servicer advised borrower of the shortage in X/XXXX. Borrower declined assistance in X/XXXX, and gave a promise to pay in X/XXXX. Servicer offered another repay plan in XX/XXXX, borrower declined. No further contact.

REASON FOR DEFAULT: XXXX-Borrower illness (cancer), not able to work; XXXX tic tank repairs and other home repairs. XXXX-death of family member, missed work

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144099	XXXX 24M PHCH	CURR	04/01/2021	02/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: Appears loan was in FC hold for BK at start of contact history, placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX, Motion to dismiss FC filed and granted as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: Appears loan was in active BK at start of contact history, BKXX filed in XXXX, dismissed in XXXX. BKX filed in XXXX, discharged without reaffirmation in XXXX. No other BK activity noted.

PROPERTY: No property issues noted.

433143697	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX. Servicer provided email to send in hardship letter. Four month repayment plan approved in XX/XXXX while servicer reviewed for further workout. Deferment approved in XX/XXXX. Last contact on XX/XX/XXXX, borrower called to verify deferment granted.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, spouse had to have surgery. As of XX/XXXX, work hours impacted by XXXX and borrower not working.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.  Deferment granted in XX/XXXX, due date rolled from XX/XX/XXXX to XX/XX/XXXX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433143442	XXXX 24M PHCH	CURR	04/01/2021	03/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to advise of a payment made online. The borrower usually makes payments at the end of each month. The notes show the borrower requested payment assistance due to XXXX-XX in X/XXXX but does not appear that any workout options were started. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the borrower's pay schedule. The borrower also experienced hardship due to XXXX-XX in X/XXXX. Unclear if hardship is continuing.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years and XX months, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144749	XXXX 24M PHCH	CURR	04/18/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/XX/XX to schedule a payment indicating RFD due to curtailment of income. NSF was processed in XX/XXXX; borrower stated RFD was due to reduced hours. Another NSF was processed in X/XXXX, borrower stated on X/XX/XX that RFD was due she had to take time off work and daughter went back to college; inquired about deferment and was offered a repayment plan. Repayment plan was set up in X/XXXX and X/XXXX. Borrower stated in X/XXXX that she was on medical leave and went back to work on X/XX/XX. Repayment plan cancelled in XX/XXXX; borrower explained that she fell behind on the repayment plan due to surgery. Borrower was approved for a X month repayment plan but plan was cancelled in XX/XXXX because borrower called in stating that she would bring that the loan current and had already sent a payment and would be sending the remaining funds by XX/XX/XX. Loan was brought current on XX/XX/XX. Last contact was on X/XX/XX, borrower called stating that she just sent a payment.

REASON FOR DEFAULT: Borrower illness - was out on medical leave and curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143877	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact X/XX/XXXX servicer spoke with authorized Xrd party who made a payment over the phone which posted same day.

REASON FOR DEFAULT: Unknown

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Servicer notes loan referred to FC X/XX/XXXX and canceled X/X/XXXX.

BANKRUPTCY: Borrower was active in a BK XX, date filed unknown.  Date discharged XX/XX/XXXX.

PROPERTY: NA

433144407	XXXX 24M PHCH	DELQ	03/01/2021	02/11/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower as approved for a X-month trial XXXX , hardship and financials are not noted. Plan was paid as agreed, but mod docs were not returned and mod booked until XXXX . Borrower remains chronic delinquent post-mod, current hardship due to XXXX. Last contact XX/XX/XXXX about open insurance claim, no further discussion of hardship or loss mitigation is noted.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX was dismissed prior to judgment entry after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Comments begin XXXX XXXX with a loss claim in progress for DOL XXXXstorm damage, roofing company threatened foreclosure XXXX XXXX due to funds weren't released. Required bid and contractor docs were not received until XXXX , inspection delayed by XXXX restrictions. XX% inspection received XXXX , $XXXX released for roof vendor ,$XXXX remains in reserves for interior repairs.
433144132	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party inquired why insurance was included in her payment when they're paying for their own insurance.

REASON FOR DEFAULT: Borrower illness and excessive obligations.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history, FC placed on hold loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX, Motion to dismiss FC filed and granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144495	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower advised in XX/XXXX that they would try and make a payment before the end of the month. Borrower requested a repayment plan in XX/XXXX; servicer granted a X month plan. Last contact on XX/XX/XXXX, borrower advised that she sent a payment earlier that day.

REASON FOR DEFAULT:  Borrower ill as of XX/XXXX.  Borrower had surgery in XX/XXXX and unable to work for a few weeks.  RFD per notes on XX/XX/XXXX, spouse unemployed for X months.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

433144045	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party called to confirm receipt of mod documents and stated they were out of town but would send in signed documents soon.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $X,XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143814	XXXX 24M PHCH	DELQ	03/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: No contact during the bankruptcy case. Borrower disputed the value of the property with the local tax office in XX/XXXX, and taxes were lowered; borrower notified servicer in XX/XXXX. borrower verified payment receipt in X/XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX. Case was discharged in X/XXXX.

PROPERTY: Owner occupied. First time vacancy reported X/XX/XXXX. Property was reported vacant in X/XXXX, no further status on occupancy.
433143889	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower was impacted by XXXX-XX and was approved for a X month Deferral beginning with the X/X/XXXX payment. There were no details provided for hardship or reason for default. There has been minimal contact noted with the borrower.

REASON FOR DEFAULT: There was no reason for default provided other than reference to the XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433143177	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX, borrower interested in loss mitigation. RFD was illness of borrower. Complete package received X/XX/XXXX. Borrower placed on stip on X/XX/XXXX, down payment of $X,XXX.XX and X payments of $X,XXX.XX, first payment due X/X/XXXX. Last contact with the borrower was X/X/XXXX, making payment.

REASON FOR DEFAULT: Only RFD provided was illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%s, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: Referred to foreclosure X/XX/XXXX.  Foreclosure dismissed when modification boarded.

BANKRUPTCY: Borrower BKX discharged, unable to determine dates.

PROPERTY: No evidence of property damage.

TITLE ISSUES: Title issue identified X/X/XXXX, the legal description is incorrect.  Additional count was to be included in the foreclosure action to correct.   With foreclosure action cancelled it would appear the issue is still outstanding.

433144793	XXXX 24M PHCH	BKIT	02/28/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower maintained contact throughout chronic delinquency in XXXX, hardship due to excessive obligations and care for ill parent. Borrower advised XXXXof loss of work as bus driver due to XXXX but declined assistance as he is receiving SSI and pension and account remained current until missed payment XXXX XXXX. Last contact X/XX/XXXX to request removal of forbearance that servicer placed without his request.

REASON FOR DEFAULT: Family illness, excessive obligations

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/XX/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed XXXX . Objection to XX-month plan filed XXXXas it has $X arrears, and servicer POC includes one pre-petition payment.  Borrower is post-petition due X/X/XXXX, payments made by trustee.

PROPERTY: Property is owner occupied. No property issues noted.

433144568	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/X/XXXX due to curtailment of income. Further details provided X/XX/XXXX lack of work and lost job. Borrower stated X/XX/XXXX would make X.X payments. Borrower stated X/X/XXXX work slow. Co-borrower noted not working X/XX/XXXX; borrower medical expenses. Co-borrower noted back to work X/X/XXXX. Borrower noted X/XX/XXXX to have knee replacement surgery. Borrower stated X/X/XXXX waiting on disability checks. Health conditions noted X/XX/XXXX. Borrower stated XX/X/XXXX had additional expenses. Borrower stated X/XX/XXXX under disability; restated X/XX/XXXX. Borrower stated X/X/XXXX had cut in income. Borrower stated X/XX/XXXX impacted by XXXX ; out of job. X-month repayment plan offered X/XX/XXXX. Borrower stated X/X/XXXX waiting for unemployment. Plan confirmed kept X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.  Borrower illness.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433145328	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower accepts a FB plan. X/XXXX Borrower brings the account current and cancels the plan. No further significant activity is noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Medical bills.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144828	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan approved in XX/XXXX. Last contact on XX/XX/XXXX, borrower state she would make a payment by X/XX/XXXX.

REASON FOR DEFAULT:  RFD since XX/XXXX, illness of the borrower.  RFD per notes on XX/XX/XXXX, work hours affected by XXXX.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433143998	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Stip to mod approved in XX/XXXX. Plan completed and mod processed in XX/XXXX. Repayment plan approved in XX/XXXX. Last contact on XX/XX/XXXX with borrower's spouse, stated would making a payment by the end of the week.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, illness in family.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: FC closed and billed in XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.

433143230	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer notes a XXXX repayment plan was set up on X/XX/XXXX for X months. No further assistance was requested. Last contact was X/X/XXXX when borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: As of X/XX/XXXX when comments begin servicer notes property damage, date of loss XX/XXXX, type of loss not noted.  Servicer noted receipt of a check for $XXX.XX on X/XX/XXXX, as of X/XX/XXXX claim check was endorsed and released.  Claim closed X/X/XXXX.  Servicer notes a second loam opened X/XX/XXXX due to water damage date of loss XX/XX/XXXX, servicer received a check for $X,XXX.XX which was endorsed and sent back to borrower, claim closed X/XX/XXXX.

433143139	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mods noted in XXXX, XXXX and XXXX. Borrower struggled to maintain current payment in XXXX/XXXX due to injury and income curtailment. Servicer offered XXXX assistance, however, borrower declined and brought loan current X/XXXX. The borrower has been cooperative with the servicer over the last X years with last contact X/XX/XXXX regarding payment.

REASON FOR DEFAULT:  Borrower illness and income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.
433143570	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX to schedule a payment indicating RFD due to curtailment of income; workout options were discussed. Borrower stated on X/XX/XX that she was having financial difficulties and when offered a repayment plan, borrower expressed that she can barely make a regular payment. Pre-FC loss mit letter was sent on XX/XX/XX. Repayment plane was approved and set up on XX/XX/XX and completed in X/XXXX. Borrower called in X/XXXX to inquire about increase in payment and was advised that it was due to increase in insurance; stated in X/XXXX that she had a lower insurance and wanted a new escrow analysis. Borrower advised on X/XX/XX that she was in dispute with escrow and was waiting for a call back from the supervisor; unknown if a new escrow analysis was ran. Last contact was on XX/X/XX, borrower inquired about the grace period expiration letter she received. Loan is current.

REASON FOR DEFAULT: Financial difficulty.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143523	XXXX 24M PHCH	CURR	04/01/2021	03/21/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrowers submitted credit reporting dispute in X/XXXX and X/XXXX; credit reporting were confirmed accurate after review. NSF was processed in X/XXXX, borrowers also failed to make a payment in XX/XXXX. RFD was due to curtailment of income. Several repayment plans were set up on the loan. Borrowers failed to perform on the plans but were able to bring the loan current. Last contact was on XX/XX/XX, borrower called to schedule a payment.

REASON FOR DEFAULT: Curtailment of income - borrower's work was slow.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower called in X/XXXX for claim check and estimate on file, no additional details provided. Loss claim docs in file show water damage resulting from a sewer back in the first floor bathroom, causing damage to bathroom, kitchen, and a closet, loss occurred on X/XX/XXXX.  Claim paid iao $X,XXX.XX. Funds were endorsed and released to borrower in X/XXXX.

433143918	XXXX 24M PHCH	BK13	04/01/2021	02/24/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: No prior loan mod noted. Borrower appears to be in an active CHXX BK, but unable to confirm. Servicer has had very limited contact with the borrower with only contact X/XX/XXXX with inbound borrower call regarding delinquency notice. Loan has been up to XX days delinquent in the last XX months and is presently current.

REASON FOR DEFAULT:  Unknown

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Active CHXX BK.  Unable to verify Case #, filing date, POC or plan length from comments or documents.

PROPERTY: Property occupancy is unknown.  No issues noted.

433144439	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a prior HAMP loan mod in XXXX. He defaulted in XXXX and file was referred for foreclosure. No RFD provided in comments and loan was reinstated XX/XXXX. Loan has been XX days delinquent in the last year and is presently current. Servicer has had limited contact with the borrower with last contact XX/XX/XXXX regarding reinstatement.

REASON FOR DEFAULT:  Unknown

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XXX,XXX is not eligible for forgiveness and is a balloon due at maturity.  Step X: rate of X% with P&I $XXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X.XXX% with P&I $XXXX.XX beginning X/X/XXXX until maturity.

FORECLOSURE: FC referral X/XX/XXXX; loan reinstated XX/XXXX.

BANKRUPTCY:  Prior CHXX BK filed and dismissed in XXXX.

PROPERTY: Property is owner occupied with no issues noted.
433144038	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower is dismissed from BK and FC is resumed. X/XXXX Borrower is applying for assistance. X/XXXX Stip to mod is approved. X/XXXX Mod is completed. Since the mod there has been no significant activity recorded. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: FC is on hold due to BK when the history starts in X/XXXX. Account is reinstated via a mod in X/XXXX.

BANKRUPTCY: BKXX is active when the history starts in X/XXXX. X/XX/XXXX BK is dismissed.

PROPERTY: No property issues found.

433143847	XXXX 24M PHCH	DELQ	01/15/2021	01/07/2021	XXXX	XXXX	Yes	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: The borrower is deceased and no contact with the borrower or authorized party noted in the contact history. There have been many attempts and some calls from an unauthorized third party. Unclear who has been making the payments. The loan is delinquent but no indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD. The borrower s deceased. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is unknown. No indication of existing damage or ongoing repairs.
433143688	XXXX 24M PHCH	CURR	05/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Shortly after a BK discharge the borrower reinstates the account without assistance. X/XXXX Borrower reports they have been impacted by XXXX-XX, a FB plan is set up. X/XXXX Plan is canceled at the borrower’s request. Borrower has been cooperative. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Death of a family member. X/XXXX XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: Account is in BKX when the history starts in X/XXXX. Discharged without reaffirmation in X/XXXX.

PROPERTY: No property issues found.

433144010	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Payments are being made under a repayment plan, no RFD is given. X/XXXX Plan is broken. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Plan is kept and a XXXX deferment is completed. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144330	XXXX 24M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower applied for mod assistance in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. Modification was completed in X/XXXX. No phone contact with borrower despite dialer attempts each month.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline not provided, servicer was awaiting a court decision on a contested MSJ in X/XXXX. A loss mit hold was entered in late X/XXXX. Case was dismissed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144669	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower authorized spouse on the account in X/XXXX, and requested payment assistance. Servicer approved a X-month repay plan in X/XXXX; plan was cancelled in X/XXXX due to default. Borrower reinstated in X/XXXX; source of funds is unknown. No contact again until borrower requested another repay plan in XX/XXXX. Borrower made sporadic phone payments over the next several months, but has not requested additional payment assistance. Spouse verified escrow account information in XX/XXXX, and made a double payment to reinstate the account. No further contact; loan has since remained current.

REASON FOR DEFAULT: Borrower illness, income curtailment

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $X,XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144151	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Spouse asked about the new payment amount in X/XXXX after an escrow analysis was completed. Borrower asked about a XXXX forbearance plan in X/XXXX, and servicer approved a X-month plan. Borrower through she was on a deferral in X/XXXX, and servicer educated borrower on plan terms. Borrower made a double payment in X/XXXX to reinstate the missed payment from the prior month. Borrower confirmed hardship had been resolved in XX/XXXX. No further contact.

REASON FOR DEFAULT: XXXX impact, details were not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143377	XXXX 24M PHCH	DELQ	02/01/2021	01/29/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower confirmed intent to keep property in X/XXXX, and gave a promise to pay. No request for payment assistance. Borrower made a phone payment in XX/XXXX, and in X/XXXX. Last contact was a phone payment in X/XXXX. Servicer made three phone attempts in X/XXXX. Borrower completed a web chat in X/XXXX regarding credit reporting on the account.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144527	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX; final mod docs received. Co-borrower called in on X/X/XX to go over the final mod terms, also informed that they already sent the XXXX payment. Mod was processed in X/XXXX. Borrowers fell behind on the loan shortly after the modification. Co-borrower called in on X/X/XX to schedule X payment and stated that he would call back with financials to explore the possibility of a repayment plan; co-borrower was advised that the loan was just modified and would not likely be able to modify the loan again so quickly. RFD due to death in the family - mother-in-law passed away and had some funeral expenses. Co-borrower inquired about repayment plan again in X/XXXX and was advised repayment plan was not an option, co-borrower stated that by XX/XXXX he would free up with having less expenses and would be able to bring the loan current then. File was referred to FC in XX/XXXX. FC file was closed in XX/XXXX due to loan reinstated. Last contact was on X/XX/XX, co-borrower stated that he would make a payment by the end of the month. Loan is current.

REASON FOR DEFAULT: Death of a family member (mother-in-law); funeral expenses.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for X years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was referred to FC in XX/XXXX. FC file was closed in XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE ISSUES: Notes in XX/XXXX indicates that the mortgage contains clerical errors in the legal description. Unknown if this matter has been resolved.

433144512	XXXX 24M PHCH	DELQ	03/01/2021	02/09/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower despite monthly dialer attempts.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144167	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Verbal financials in X/XXXX showed a negative monthly discretionary income, borrower couldn't qualify for a repay plan. Borrower made a partial reinstatement in X/XXXX, and declined assistance in X/XXXX. Borrower was granted a X-month repay plan in XX/XXXX, but borrower had an NSF payment in X/XXXX. Borrower verified escrow funds in X/XXXX. Borrower asked servicer to remove the litigation hold on the account so he could make phone payments; hold was removed in X/XXXX. An unauthorized third party made a phone payment in X/XXXX, as borrower was ill. Borrower authorized his mother on the account that month. No further contact.

REASON FOR DEFAULT: Transferred jobs, borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

OTHER: Servicer received a summons from HOA in X/XXXX, sent to litigation; details were not provided.
433143903	XXXX 24M PHCH	DELQ	03/01/2021	02/02/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: No borrower contact.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XXXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Occupancy is unknown.

433144522	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a prior HAMP loan mod in XXXX. Servicer has had limited contact with the borrower over the last X years with last contact X/XX/XXXX regarding payment. Borrower indicated at that time they had property listed for sale. Borrower has paid large additional principal reduction payments over the last year. Loan has been XX days delinquent in the last year and is presently current.

REASON FOR DEFAULT: N/A

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is eligible for forgiveness over X years based on performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.
433144752	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delinquent for the last X years with little borrower contact. XXXX hardship due to borrower was incarcerated and then in process of divorce, non-obligated spouse is authorized as third party and will occupy property and make payments. She is in occasional contact for payment with no discussion of loss mitigation, details of her ongoing hardship are not provided. Most recent reinstatement posted XXXX , last contact XX/XX/XXXX.

REASON FOR DEFAULT: Divorce, income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified IO payment iao $XXX.XX, matures X/X/XXXX, First X years are IO, loan will then amortize starting with first step rate change starting X/X/XXXX. $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433144476	XXXX 24M PHCH	CURR	05/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX delinquency in XXXX was due to borrower hospitalized and in rehab, family. member assisted with reinstatement. Borrower was unresponsive throughout XXXX delinquency XXXX -XXXX , current circumstances unknown. Last borrower contact XX/XX/XXXX.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: NON-HAMP, first pay due XX//XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433143787	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for assistance XXXX XXXX. Forbearance was approved through XXXX . Loss mitigation application submitted XXXX , borrower advised X/XX/XXXX that he lost job at restaurant and is now employed in different industry and ready to resume payments. Servicer had closed the application for missing docs, FB extended through XXXXto allow processing time and mod was finalized XXXX XXXX. First two payments made timely, last contact

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE:  N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145116	XXXX 24M PHCH	CURR	04/04/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified the due date in X/XXXX, and requested a reinstatement amount through a web chat in XX/XXXX. Borrower verified the due date again in X/XXXX and authorized her daughter on the account. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144329	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in due to difficulty making a payment online. Was advised it was still active in loss mitigation and that is why. The servicer removed the stop and took a payment by phone. The borrower appears to be cooperative. The borrower has been working with the servicer on XXXX relief options since X/XXXX and a X month deferral was completed in X/XXXX. The loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to unemployment caused by the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%. Loan term is XX years. Modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower filed a chapter X bankruptcy in XXXX that was also discharged in XXXX. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143417	XXXX 24M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Mod workout booked X/XX/XXXX. Borrower called X/X/XXXX to discuss application of payment. Borrower disputed past-due payment X/X/XXXX. Borrower called to confirm payment X/XX/XXXX. Last contact X/XX/XXXX borrower requested tax form.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  FC action closed/billed due to Mod being booked X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property occupancy is unknown.  No property damage noted.

433144002	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower stated he was interested in a mod in XX/XXXX and would fill out an application online. Stip to mod approved per notes on XX/XX/XXXX but borrower did not make payment per plan. Mod requested again in XX/XXXX; stip to mod approved on XX/XX/XXXX. However, reinstatement funds received on XX/XX/XXXX, and mod was canceled. Borrower requested assistance in XX/XXXX, stated can not afford the payment and wanted a lower rate. Servicer advised that they would need financials for mod review on XX/XX/XXXX. Last contact on XX/XX/XXXX, the borrower requested information about recast; servicer advised that they do not offer recast option.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, unemployed due to XXXX. Unable to meet with clients.  Unable to determine when borrower returned to work.

MODIFICATION: NON HAMP ARM, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE:  FC closed and billed on XX/XX/XXXX.  The referral date is unknown.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.   Owner occupied per notes on XX/XX/XXXX.

433144842	XXXX 24M PHCH	DELQ	01/30/2021	01/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for X month forbearance plan as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated they were financially impacted by XXXX-XX, was advised of deferral and forbearance options and would be notified in approximately XX days.

REASON FOR DEFAULT: Borrower illness and inability to work due to XXXX-XX.

MODIFICATION: N/A.

FORECLOSURE: Loan referred to FC and placed on hold for BK in XXXX, FC closed as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: BKXX filed in XXXX, discharged in XXXX. No other BK activity noted.

PROPERTY: No property issues noted.

433144860	XXXX 24M PHCH	DELQ	03/01/2021	02/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and made a phone payment in X/XXXX. Borrower switched insurance carriers in XX/XXXX and asked about how to remove the escrow account. Servicer offered a repay plan in XX/XXXX, and borrower accepted. Loan reinstated in XX/XXXX but defaulted again the following month. Servicer offered another repay plan in X/XXXX, borrower didn't respond to the offer. Borrower reported a XXXX impact in X/XXXX, but initially declined a FB plan. Borrower accepted the plan offer in X/XXXX, and requested a deferral in X/XXXX. Servicer completed a X-month deferral that month. Borrower confirmed the deferral had been completed in XX/XXXX. Last contact was a phone payment in X/XXXX. Borrower had two NSF payments in X/XXXX.

REASON FOR DEFAULT: XXXX-Family issues, excessive obligations. XXXX-XXXX impact, not working and increased expenses

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433145212	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for XXXX assistance XXXX XXXX due to work furlough starting X/XX/XXXX. Forbearance was approved through XXXX XXXX, borrower returned to work at end of May. Borrower initiated a mod review but failed to return docs and fully reinstated XXXX . Account remains current, last contact X/XX/XXXX inquiry about maturity date.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at initial step rate of X% for X years, modified P&I $XXX.XX, maturity not specified, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433145046	XXXX 24M PHCH	CURR	05/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: Comments do not indicate servicer offered a workout to borrower. Last contact X/XX/XXXX borrower discussed refinance options, servicer advised borrower to check with other company's.

REASON FOR DEFAULT: Illness of borrower

MODIFICATION: STEP/HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: Loan referred to FC XX/XX/XXXX, FC closed in X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

TITLE ISSUES: As of XX/XX/XXXX comments indicate there was a title issue, X prior unreleased liens.  As of X/XXXX when FC was stopped issue was still outstanding.

433143888	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX servicer received insurance claim checks from a claim filed X years prior. X/XX/XXXX borrower trying to get insurance checks reissued as wrong mortgage company on them, would appear because of the age of the claim. New checks issued and inspection completed as of X/X/XXXX, work complete. X/XX/XXXX borrower not working due to XXXX. Borrower submitted partial loss mitigation package, but never provided all documentation. Appears servicer waived some late fees, but no loss mitigation active.

REASON FOR DEFAULT: X/X/XXXX Unemployment due to XXXX.

MODIFICATION: STEP RATE MODIFICATION, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures/ X/X/XXXX.  $XXX,XXX.XX was forgiven.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of current property issues.   Claim in XXXX, but work completed.

433143976	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. RFD is unknown. Borrower called in on X/XX/XX to schedule a payment for XXXX and August. Last contact was in XX/XXXX, borrower scheduled X payments to bring the loan current.

REASON FOR DEFAULT: Unknown.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

433144618	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and made a phone payment in X/XXXX. Borrower verified hardship was ongoing in XX/XXXX, and gave another promise to pay. Borrower asked about an escrow refund in X/XXXX. Borrower reported a XXXX hardship in X/XXXX, and servicer approved a X-month FB plan. Borrower confirmed payment receipt in X/XXXX. Borrower requested additional XXXX assistance in X/XXXX, and servicer mentioned another FB plan. Unable to determine if plan was activated.

REASON FOR DEFAULT: Reduced work hours, XXXX impact - not working

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145353	XXXX 24M PHCH	DELQ	02/01/2021	01/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided from XX/XX/XXXX to XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, borrower denied for mod as of XX/XX/XXXX due to failure to make trial payments. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, final mod documents mailed to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for X month forbearance as of XX/XX/XXXX. Borrower requested forbearance extension as of XX/XX/XXXX, extension of X months approved as of XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, borrower requested X month extension of forbearance as of XX/XX/XXXX, no other details provided. Unable to provide details of second mod approval due to missing CH. Borrower approved for X month special forbearance due to XXXX-XX as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, welcome call completed, borrower did not receive welcome packet, was advised of active forbearance on account.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

MODIFICATION: NON-HAMP. Mod copy is missing pages and therefore unable to provide all details of mod. Per trial mod agreement, modified IR of X% and modified P&I of $X,XXX.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC placed on hold for loss mit multiple times, most recently as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod.

No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143422	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer notes X/XX/XXXX performing Stip to Mod; terms not provided. Plan confirmed kept X/XX/XXXX. Mod workout completed XX/XX/XXXX. Servicer offered X-month repayment plan X/XX/XXXX. X-month repayment plan offered X/XX/XXXX. Borrower inquired about property pictures X/XX/XXXX. Borrower requested online assistance XX/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown. Legal notes X/XX/XXXX active mediation hearing (non-contested). Hearing completed X/XX/XXXX.  FC action closed/billed XX/XX/XXXX due to Mod workout booked.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property occupancy is unknown. No property damage noted.
433143306	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a prior loan mod in XXXX. She struggled to maintain current payments in XXXX due to income curtailment. Loan was brought current XX/XXXX and has been paid as agreed since that time. Servicer has had limited contact with the borrower with last contact X/X/XXXX regarding payment. Borrower indicated she was back to work as well.

REASON FOR DEFAULT:  Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, no maturity date provided.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  Prior CHXX BK filed in XXXX with relief granted in XXXX.

PROPERTY: Property is owner occupied with no issues noted.
433143479	XXXX 24M PHCH	DELQ	03/01/2021	02/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The reason for default was the borrower was laid off and went back to work at a lower pay. The borrower was able to bring the loan current without any Assistance from the servicer. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was reduction in income and temporary unemployment.

MODIFICATION: N/A

FORCLOSURE: No active foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No conditions found

433144936	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX stated impacted by XXXX, servicer set up a X month repayment plan. The repayment plan was completed and no further assistance requested. Last contact X/X/XXXX borrower wanted to know if they paid a lump sum on principal if payment would go down. Servicer advised no.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144942	XXXX 24M PHCH	BK13	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	HI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested loss mitigation assistance XXXX , denied XXXXdue to income shows sufficient income for repay plan. Borrower agreed to $XXXX down payment and XX-month repay plan starting XXXX , arrears were cured early in XXXX XXXX and account remains current. Last contact X/XX/XXXX refinance inquiry.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed XXXXwas dismissed XXXX . BKXX filed XXXX XXXX, account current at filing. XX-month plan is pending confirmation, post-petition paid by borrower.

PROPERTY: Property is owner occupied. No property issues noted.

433143134	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a prior HAMP loan mod in XXXX and another mod in XXXX. Loan has been delinquent from late XXXX/early XXXX with no RFD provided. Servicer has had limited contact with the borrower over the last X years with numerous contact attempts noted. Last contact X/XX/XXXX regarding dispute over late fees. Loan has been paid as agreed for the last XX months and is current.

REASON FOR DEFAULT:  Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, no maturity date provided.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.
433145061	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Skip trace efforts noted. Borrower hardship noted X/XX/XXXX due to marital difficulties. Borrower called to schedule payment X/XX/XXXX; stating would setup ACH. Borrower stated XX/X/XXXX self-employed. Borrower called to make payment XX/X/XXXX. Excessive obligations noted X/X/XXXX. Borrower stated X/XX/XXXX has reduced income due to XXXX . X-month FB offered X/XX/XXXX. Borrower stated X/X/XXXX out of work due to XXXX. Plan confirmed kept X/XX/XXXX. Last contact X/XX/XXXX borrower inquired about refinance.

REASON FOR DEFAULT: Divorce.  Curtailment of income.

MODIFICATION: Loan has not been modified. Current terms correspond with original Note terms. Maturity date has been extended X mos from original Note, XXXXhave been deferrals but no deferral letters located in loan file.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143665	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: RFD on XX/XX/XXXX was illness of borrower. Property is a rental and occupied. Borrower does not respond to calls. Very little contact.

REASON FOR DEFAULT: Only RFD other than forgetting to make payments was illness on XX/XX/XXXX.   Date of modification on the data tape, operative modification is dated X/XXXX, data tape shows the prior modification.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145146	XXXX 24M PHCH	CURR	03/25/2021	03/03/2021	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Reinstatement funds received in XX/XXXX, funds sent in by a Xrd party. Last contact with Xrd party on XX/XX/XXXX, to advise reinstatement funds send. All payments made via IVR phone pay system.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, death of the borrower.

MODIFICATION: NA

FORECLOSURE: FC closed and billed in XX/XXXX.  Referral date is unknown.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Current occupancy is unknown.

433144711	XXXX 24M PHCH	CURR	04/12/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX and authorized spouse on the account. Borrower asked about a repay plan in XX/XXXX, and servicer advised other loss mit options were available. Borrower applied for hardship assistance in X/XXXX, and servicer granted a X-month trial mod plan in X/XXXX. Borrower verified plan terms in X/XXXX. Modification was completed in X/XXXX. Last contact was with spouse, who gave a promise to pay in X/XXXX.

REASON FOR DEFAULT: Bankruptcy filing, car repairs

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline not provided, judicial action resumed after BK discharge. Loss mit hold entered in X/XXXX

BANKRUPTCY: Chapter XX, filed in XXXX, discharged in XXXX.

PROPERTY: Owner occupied
433144716	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested repayment plan in XX/XXXX, approved for X month repayment plan in XX/XXXX, plan confirmation letter sent on XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower requested XXXX-XX assistance in XX/XXXX, no other details provided. Borrower inquired about repayment plan in XX/XXXX, advised to call back after XX days since a plan could not be set up while borrower still due within XX days. No other loss mit activity noted. Borrower noted as deceased as of XX/XX/XXXX, date of death and status of receipt of death certificate not provided, authorized third party responsible for payments requested to become SII as of XX/XX/XXXX, no other details provided. Last contact on XX/XX/XXXX, borrower called to inform Servicer they sent in two payments.

REASON FOR DEFAULT: Fixed income.

MODIFICATION: TEMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.X% for X years, modified P&I $XX, expires XX/X/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143283	XXXX 24M PHCH	BK13	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer is monitoring performing BK with no borrower contact or legal activity in the last XX months.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed in XXXX, case details and documents not provided.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144674	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX, borrower completed a X month stip plan and was approved for a mod effective X/X/XX. Mod was processed in X/XXXX. Borrower fell behind shortly after the modification. Borrower stated on X/XX/XX that RFD was due to he was told not to make a payment so he used the money to pay other bills. Repayment plan was approved and set up in X/XXXX. Co-borrower left a voicemail in XX/XXXX informing that the primary borrower was in the hospital. Repayment plan was completed in X/XXXX. Co-borrower called in X/XXXX to schedule a payment, also advised that the primary borrower is deceased; death certificate was received on X/XX/XX. Co-borrower stated in X/XXXX that she was affected by the XXXX and needed assistance. A X month FB plan was approved and set up on X/XX/XX; plan completed XX/X/XX. Co-borrower stated on XX/XX/XX that she resolved her hardship and no longer needed loss mit assistance. Last contact was on XX/XX/XX, co-borrower called in for general inquiry.

REASON FOR DEFAULT: XXXX-XX, borrower death, borrower illness and other - borrower stated in X/XXXX that he was told not to make a payment so he used the money to pay other bills.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Loss draft check iao $XX,XXX was received in X/XXXX for Hail damage that occurred on X/X/XXXX. Claim check was endorsed/released in X/XXXX. Two additional claim checks totaling $XX,XXX were received in XX/XXXX and due to the loan being current, claim checks were endorsed/released to the borrower. No details regarding damage or repairs provided.

433144748	XXXX 24M PHCH	CURR	03/16/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making two payments. The loan was referred to the Attorney for Foreclosure. The borrower was approved for a Mod Trial XX/XXXX that was successfully completed. A Mod was approved during the foreclosure required Settlement Conference/Remediation Hearing. The foreclosure was dismissed upon completion of the Mod.

REASON FOR DEFAULT: The reason for default was divorce.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, Step X at X.XXX% for X year P&I $X,XXX.XX, Step X at X.XXX%, for XX years P&I $X,XXX.XX matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433143526	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower called to make payment X/XX/XXXX; stating not enough money. Borrower illness noted X/XX/XXXX; out of work for X weeks due to surgery. Borrower stated X/X/XXXX income has stabilized; repayment plan offered. Plan broken X/XX/XXXX. Borrower restated hardship X/XX/XXXX; lack of income. Borrower stated X/XX/XXXX too many bills; out of work; has been in hospital. X-month repayment plan offered X/X/XXXX. Lack of money indicated X/XX/XXXX. Servicer confirmed X/XX/XXXX FB extended through XXXX. Borrower stated XX/X/XXXX still experiencing hardship due to XXXX . Plan confirmed kept XX/X/XXXX. Borrower called X/XX/XXXX to reverse payment. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Borrower illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144513	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower was in repayment plan beginning in XX/XXXX that culminated in XX/XXXX with the borrower bring the loan current. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was business failure that resulted in curtailment of income. Prior reason for default was borrower illness resulting in hospitalization.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX,  Step X at X.XXX%, for X year P&I $X,XXX.XX, Step X at X.XXX% for X year P&I $X,XXX.XX and Step X at X.XXX% for XX years P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of which $X,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433144016	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower inquired about assistance getting caught up in XX/XXXX, after missing two payments, advised there were no deferment options. Borrower was granted a repayment plan in X/XXXX, loan was current by X/XXXX. Borrower called on X/XX/XXXX and canceled auto payments, nothing further was discussed. No loss mit has been offered.

REASON FOR DEFAULT: Illness of borrower

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144343	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower made the first modified phone payment. Active Loss Mit was closed XX/XXXX after modification was completed.

REASON FOR DEFAULT: No payment default since modification. Prior RFD was last noted on X/XX/XXXX as insufficient income and excessive obligations. Comments on X/XX/XXXX indicated income has since increased.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX, matures XX/X/XXXX. No Deferred balance or debt forgiveness. Loan was prior modified X/XXXX.

FORECLOSURE: Loan was prior active FC that closed XX/XXXX after modification was completed.

BANKRUPTCY: No BK activity found.

PROPERTY:  Comments on X/XX/XXXX indicated subject property was located in a XXXX  declared disaster area. Comments did not indicate subject property was effected by the disaster. Current property condition was not provided. Comments on X/XX/XXXX last indicated subject property was owner occupied.

433144604	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX to schedule a payment stating RFD due to car repairs. NSF was processed in XX/XXXX; borrower stated that she had to buy a new car. Borrower stopped making payments on the loan after XX/XXXX. Pre-FC loss mit letter was sent on XX/XX/XX. Mod was discussed in X/XXXX. File was referred to FC in X/XXXX. RFD due to death in the family (mother). Borrower was approved for a stip plan for X payments in X/XXXX, effective X/X/XX completed the plan and received approval for a mod effective X/X/XX. Signed mod received was rejected in X/XXXX due to missing error and omission page. Final mod was approved on X/XX/XX and mod was processed in XX/XXXX. Last contact was in X/XXXX, borrower called in to schedule a payment. Loan is current.

REASON FOR DEFAULT: Death of a family member, car repairs.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $ XXX,XXXat X% for XX years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was referred to FC in X/XXXX. FC stopped in X/XXXX due to modification.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144976	XXXX 24M PHCH	CURR	04/01/2021	03/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided prior to XX/XXXX. Mod from prior servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. Borrower approved for and agreed to repayment plan as of XX/XX/XXXX to reinstate loan by end of XX/XXXX, plan completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for X month repayment plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower requested extension on forbearance multiple times, which was granted, with most recent extension plan completed as of XX/XX/XXXX. Borrower requested extension once more as of XX/XX/XXXX, review for extension currently pending receipt of hardship letter from borrower as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower made payment.

REASON FOR DEFAULT: Borrower unemployment and curtailment of income due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143771	XXXX 24M PHCH	CURR	04/07/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower checking on the status of their last payment. The borrower was impacted by XXXX-XX due to loss of income. A Forbearance was granted XX/XXXX until she could pay the extra payments to bring the loan current.

REASON FOR DEFAULT: The most recent reason for default was illness of the borrower.

MODIFICATION: There was an Mod/Extension agreement signed XX/XX/XXXX that advanced the due date X months beginning with the XX/XX/XXXX payment and extended the maturity X months to XX/XX/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433144471	XXXX 24M PHCH	CURR	05/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. NSFs were processed in XX/XXXX and X/XXXX. Borrower stated that RFD was due to medical situation. Authorized Xrd party complained about an unemployment insurance claim in X/XXXX that the servicer filed on their website, no additional details. Borrower called in X/XXXX to schedule a payment indicating RFD due to unemployment. Last contact was on XX/XX/XX, web chat was received, borrower requested a copy of the XXXX year end review.

REASON FOR DEFAULT: Unemployment, illness/medical.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XX% for XX years, modified P&I $XX,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144533	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: No recent borrower contact. Last contact was noted on X/XX/XXXX when borrower answered the phone and stated not to call him again and hung up. Servicer has consistently attempted to contact borrower with no success. NOD letters have been sent out over the past year. The last one was mailed to borrower on X/XX/XXXX.

REASON FOR DEFAULT: Recent RFD is unknown. Prior RFD was last noted on X/X/XXXX as excessive obligations.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XXX% for XX years, modified P&I $XXX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance. There is a balloon payment from deferment of $X,XXX.XX due upon maturity date. Loan was prior modified X/X/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Comments on X/X/XXXX last indicated subject property was owner occupied. Property condition was not provided in comments.

433143942	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. No further contact since that time. The borrower has been unresponsive to attempts. The loan is current but has had a sporadic payment history. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to slow rent and family illness. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%. The rate is variable and will change annually beginning XX/X/XXXX. Loan term is XX years and X month, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property occupancy is unknown. No indication of existing damage or ongoing repairs.
433143431	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to inform they would make payment on XX/XX/XXXX.

REASON FOR DEFAULT: Auto payment didn't work and borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143657	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer and borrower discussed workout options on X/XX/XXXX, as of X/XX/XXXX servicer set up a X month repayment plan. Servicer notes repayment plan closed XX/X/XXXX due to non performance. Last contact XX/X/XXXX borrower stated they brought loan current in X/XXXX so why still active in FC and on repayment plan. Nothing further discussed.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: Comments since X/XXXX indicate there was an active FC, date referred unknown.  As of XX/X/XXXX FC was dismissed.

BANKRUPTCY: Borrower was active in a BK XX date filed unknown.  BK XX was converted to a BK X on XX/XX/XXXX and discharged.  Date of discharge not noted.

PROPERTY: NA

433143521	XXXX 24M PHCH	DELQ	02/01/2021	01/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower was impacted by XXXX-XX and was able to bring the loan current in XX/XXXX without Assistance. There has not been contact noted with the borrower in the last XX days.

REASON FOR DEFAULT: The latest reason for default was curtailment of income in XX/XXXX due to XXXX XX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433144939	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Since X/XXXX comments indicate borrower and servicer have been discussing possible repayment plans. As of X/X/XXXX servicer set up a repayment plan for X months, no further details. No further loss mit offered. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day. Servicer also advised borrower about setting up an online account to make payments.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Mod includes deferred balance iao $XX,XXX.XX which was not eligible for forgiveness. Docs in file show this amount was subsequently forgiven in XX/XXXX.  As such, the deferred balance is not shown in the Mod data.

FORECLOSURE: No FC activity found

BANKRUPTCY: Borrower has been discharged from a BK X date discharged unknown, BK filed X/XX/XXXX.

PROPERTY: NA

433145071	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	Yes	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Skip trace efforts noted X/X/XXXX. Death of borrower noted X/XX/XXXX; servicer requested executor information. Wife, XXXX handling account. Xrd party stated X/XX/XXXX sent documentation which was received X/XX/XXXX. Xrd party stated XX/XX/XXXX was out of town. Xrd party stated X/XX/XXXX impacted by XXXX. X-month FB offered X/XX/XXXX. Xrd party confirmed terms of FB X/XX/XXXX. Xrd party inquired about pay history; taxes X/X/XXXX. FB plan extended X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Last contact XX/X/XXXX borrower inquired about FB and scheduled payment.

REASON FOR DEFAULT: Borrower death.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143794	XXXX 24M PHCH	CURR	05/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a modification in XX/XXXX. Servicer advised to fill out loss mitigation application. Mod denied in XX/XXXX but the exact reason is unknown Borrower stated his income had changed as of XX/XX/XXXX and reapplied for a workout. Stip to mod approved in XX/XXXX. Plan complete and mod processed in XX/XXXX. Last contact on XX/XX/XXXX, borrower called to see when he would be able to make his first payment via the website. Servicer stated once modification was processed.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, curtailment of income.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE:  FC closed and billed in XX/XXXX due to modification. The referral date is unknown.

BANKRUPTCY: BKX filed in XXXX, filing date unknown; notes from X/XXXX indicate servicer opened in BK tracking in error, not an individual filing.

PROPERTY:  Comments start in X/XXXX, borrower was in the middle of repairs due to wind damage; extent of damage is not noted.  Appears funds in the amount of $XX,XXX.XX received but exact date of damage is unknown.  repairs XX% complete as of XX/XXXX. repairs still in process as of XX/XX/XXXX. Borrower requested draft amount of $XXXX.XX in X/XXXX to continue repairs, amounts show sent in X/XXXX. Current condition of the subject is unknown. Owner occupied per data tape.

433144610	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the authorized spouse called and agreed to a payment by phone to bring the loan current. The loan has remained current since that time. The spouse and borrower appear to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness and medical reasons. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years at $X,XXX.XX/mo, then X.XX% for X year at $X,XXX.XX/mo, then X.XX% for X year at $X,XXX.XX/mo, then X.XX% for X year at $X,XXX.XX/mo, then X.X% for remaining term at $X,XXX.XX/mo. Term is XX years and X months, matures X/X/XXXX. Deferred balance iao $X,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143518	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower called in X/XXXX to schedule a payment and accepted a repayment plan. RFD due to illness (borrower was hospitalized) and less income. Broken plan in X/XXXX - not paid. Borrower called in X/XXXX (last contact) wanting to know why the insurance had not been paid, also wanted to know why the insurance was just showing her daughter's name, borrower was advised that it looked like the policy was not received and LPI was placed on the loan. Insurance policy was received in X/XXXX. Loan is current.

REASON FOR DEFAULT: Borrower illness, less income.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143930	XXXX 24M PHCH	CURR	03/20/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified flood and HOI had been paid through the escrow account in X/XXXX. Borrower requested a one-month deferral in X/XXXX due to a hardship; servicer declined, deferral was not an option on the loan. Last contact was in X/XXXX when borrower filed an insurance claim.

REASON FOR DEFAULT: XXXX-unknown. XXXX-borrower had bypass surgery.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy. Borrower filed an insurance claim for water damage in X/XXXX, for DOL XX/X/XXXX. Funds were endorsed and returned to borrower in X/XXXX.
433144333	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower on X/XX/XXXX with general inquiry about the status of the loan and confirm that reinstatement had been received. No RFD. Borrower being considered for loss mitigation at the beginning of XXXX and borrower was placed on trial plan, but declined the modification offered in X/XX/XXXX, as terms were not favorable. Last contact with the borrower was X/XX/XXXX, questioning why payment had not been applied, which was resolved.

REASON FOR DEFAULT: RFD on X/XX/XXXX, self employed and waiting for receivables.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143126	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Hardship noted X/X/XXXX due to borrower going on vacation. Borrower called to cancel payment X/XX/XXXX. Borrower stated X/XX/XXXX payment XXXXbe returned NSF. Borrower inquired about mortgage lien X/XX/XXXX; and again X/XX/XXXX. Borrower stated XX/X/XXXX had to buy unit for AC. Last contact X/X/XXXX borrower inquired about escrow refund.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144220	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower calling in reference to a Hazard Insurance claim. There was a Loss Claim for Hail damage to the roof in XX/XXXX. The borrower was impacted by XXXX-XX due to temporary unemployment. The borrower was approved for a deferral of X payments beginning with the XX/XX/XXXX payment.

REASON FOR DEFAULT: The reason for default was unemployment.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: There was a Loss Claim for Hail damage to the roof in XX/XXXX with the check iao $X,XXX.XX and depreciation of $X,XXX.XX. No evidence of repairs being completed.

433143320	XXXX 24M PHCH	CURR	04/01/2021	03/06/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delinquent for the last X years with little borrower contact. Hardship was due to a water emergency in XXXX XXXX, borrower declines to discuss loss mitigation. Updated hardship as of XXXXis borrower on fixed income with excessive obligations. XXXXborrower advised affected by XXXX, no details provided. Most recent reinstatement posted XXXX , last contact X/X/XXXX for website assistance.

REASON FOR DEFAULT: Excessive obligations, fixed income

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, maturity not specified. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144689	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer set up a repayment plan on X/X/XXXX, plan was for X months. No further loss mit offered. Last contact X/XX/XXXX borrower stated they were impacted by XXXX. Borrower also made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: Missing

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Servicer notified of property damage on XX/XX/XXXX, date of loss XX/XX/XXXX due to wind.  Servicer received claim check for $X,XXX.XX on XX/XX/XXXX check was endorsed and mailed back to borrower.  Claim closed XX/XX/XXXX.  Servicer received a second claim check for $X,XXX.XX on X/XX/XXXX which was endorsed and mailed back to borrower.  Unknown if repairs completed.

433143729	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower asking questions concerning their escrow account. The borrower was impacted by XXXXXX with a hardship of temporary unemployment and were approved for the deferral of X payments beginning with the XX/XX/XXXX payment. Minimal contact with the borrower.

REASON FOR DEFAULT: The latest reason for default was illness of the borrower in XX/XXXX.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX.XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX,  Step X at X.XXX%, for XX years P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No active BK found, previous BK Chapter X filing was noted that has not been reaffirmed.

PROPERTY: No property issues found

433143384	XXXX 24M PHCH	CURR	05/01/2021	03/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer was monitoring performing BK with no collection or legal activity noted prior to discharge XXXX XXXX. Borrower remained in contact throughout open insurance claim, last contact X/XX/XXXX. Account is paid ahead since reinstatement XXXX , no hardship provided.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed XXXX was discharged X/XX/XXXX. Discharge audit completed XXXX , account confirmed contractually current.

PROPERTY: Property is owner occupied. Claim opened XXXX iao $XX,XXX for wind/hail DOL XXXX . Final draw was issued XXXXafter receipt of XXX% inspection.

433143683	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: RFD in X/XXXX was illness. X/X/XXXX was car repairs. X/XX/XXXX RFD was self employed and business has been slow due to XXXX. Borrower has made monthly payments since that time.

REASON FOR DEFAULT: RFD has been consistent and borrower has caught up late payments in a timely manner.

MODIFICATION:  Loan has not been modified.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143612	XXXX 24M PHCH	CURR	04/25/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: There has been no contact with the borrower. They have not responded to calls, letters or emails.

REASON FOR DEFAULT: Unknown.

MODIFICATION: Loan has not been modified.

FORECLOSURE: Loan has been reviewed for foreclosure multiple times, but never referred.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144314	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to marital difficulties. Full reinstatement noted X/X/XXXX. Borrower inquired about payment application X/XX/XXXX. Servicer notes X/XX/XXXX plan to reinstate denied. Borrower stated X/XX/XXXX sent Mod workout packet. Borrower stated out of work since May. Borrower financials noted incomplete X/X/XXXX. X-month FB offered X/XX/XXXX. Servicer notes review for payment deferral XX/X/XXXX. XX-month payment deferral completed XX/XX/XXXX.

REASON FOR DEFAULT: marital difficulties.  Borrower unemployment.

MODIFICATION: No Mod noted.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  Legal notes court delay X/X/XXXX. Judgment entered X/XX/XXXX.  FC sale scheduled for X/XX/XXXX.   FC action closed/billed X/X/XXXX due to reinstatement.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144922	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Third party tried to make payment X/XX/XXXX, servicer would not accept as not authorized on the loan. RFD on X/X/XXXX was unemployment. Borrower set up to make X payments to bring loan current. Borrower rolling XX at that time. Borrower then reinstated in XX/XXXX and has stayed current since. X/XX/XXXX RFD was husband's income has been affected by XXXX.

REASON FOR DEFAULT: Unemployment and income has been affected by XXXX.

MODIFICATION:  Loan has not been modified.

FORECLOSURE:  No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143154	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has not been very responsive. No loss mit activity noted. The most recent contact was on XX/XXXX to check on the status of a payment.

REASON FOR DEFAULT: X/XXXX Unemployment and a car accident. X/XXXX Hospitalization and death of a family member.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, maturity left unchanged(X/X/XXXX). Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144473	XXXX 24M PHCH	BK13	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a prior loan mod in XXXX and a BK Mod in XXXX. Active CHXX BK filed in XXXX with no RFD provided. Servicer has had limited contact with the borrower due to the BK with only contact X/XX/XXXX with inbound call regarding payment. Loan is contractually current.

REASON FOR DEFAULT: N/A

MODIFICATION: BK MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Active CHXX BK filed in XXXX.  Unable to verify filing date, plan term or POC amount.  Borrower paid.

PROPERTY: Property is owner occupied with no issues noted.
433143307	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Loss mitigation package submitted XXXX , X-month trial plan approved XXXXwith down payment of X payments. Plan was paid as agreed and borrower remains current post-mod with ongoing contact for insurance claim. Last contact

REASON FOR DEFAULT: XXXX unemployment.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure XXXX , title is clear, first legal completed XXXX XXXX, dismissed XXXX XXXX after mediation and modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Claim filed XXXXfor water damage iao $XXK, XX% inspection received XXXXfor release of XX% of proceeds, final inspection is pending for final draw.

433145347	XXXX 24M PHCH	CURR	04/01/2021	03/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone and was advised when the prior servicer stopped accepting payments. The borrower appears to be cooperative during noted conversations. The loan is current but has had periods of delinquency in the past XX months. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX with a final payment of $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to a full reinstatement being received in X/XXXX. No further FC activity found.

BANKRUPTCY: The notes indicate a discharged bankruptcy, unable to confirm case number, chapter filed, or relevant dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144676	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower authorized their daughter on the account, details of a repayment plan are being discussed. X/XXXX Account is referred to FC. XX/XXXX Borrower is working with loss mit, a mod is being pursued. X/XXXX Mod is denied. X/XXXX Account is reinstated without assistance. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: X/XXXX Excessive obligations.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: X/XXXX File is referred to FC.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

TITLE: X/XXXX A title issues is identified (prior mortgage). X/XXXX Issue is resolved.

433143875	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to advise is no longer impacted by XXXX-XX and will send payment via bank's bill pay. Also advised the co-borrower passed away. The notes show the death certificate was received on X/XX/XXXX. The borrower appears to be cooperative and the loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX-XX and tenants not paying. The borrower also advised in X/XXXX that the co-borrower passed away. The borrower has advised hardship is not ongoing.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145286	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior servicer didn't have contact with any party. Borrower reinstated in X/XXXX. Loan transferred servicing in XX/XXXX. Borrower's unauthorized daughter asked for the new loan number in XX/XXXX, and made a phone payment in XX/XXXX. Servicer offered the daughter a successor-in-interest application in X/XXXX; she initially declined, but requested an application in X/XXXX. Daughter has been making the payments since borrower death, and asked about XXXX assistance in X/XXXX. The daughter was confirmed to be the SII in X/XXXX, and made a promise to pay. No further contact.

REASON FOR DEFAULT: Borrower is deceased. XXXX impact-Daughter had reduced work hours

MODIFICATION: EXPIRED IO TEMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified IO $XXX.XX, expires X/X/XXXX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged, details not provided

PROPERTY: Unknown occupancy
433143900	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Contact with borrower is limited to payment arrangements and RFDs. No loss mit activity noted. Borrower has not been responsive. The most recent contact was on X/XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: X/XXXX Cut in work hours. X/XXXX roof repairs. X/XXXX Excessive obligations. X/XXXX Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures XX/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XX/XXXX Borrower request a deferment due to roof repairs. No specifics are provided. No notes found indicating if/when all repairs were completed.
433145169	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A loss mit application is submitted. X/XXXX Borrower files for BK. X/XXXX Borrower reapplies with loss mit, but eventually reinstates the account without assistance in XX/XXXX. Borrower has not been very responsive with only minimal communication. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Health issues and XXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: X/XX/XXXX Account is referred to FC, reinstated XX/XXXX.

BANKRUPTCY: Borrower files for BKXX in XXXX. X/XX/XXXX BK is dismissed. X/XX/XXXX Borrower files for BK again, dismissed X/XX/XXXX.

PROPERTY: No property issues found.

433144978	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was chronic delinquency throughout XXXX, reinstating loan every X-X months with little contact. Hardship XXXXis noted as family illness, borrower declines to provide financials or discuss workouts. Account is current since last reinstatement XXXX , last contact X/XX/XXXX to confirm ACH setup.

REASON FOR DEFAULT: Family illness

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143436	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mod noted from XXXX. Prior CHXX BK filed in XXXX and discharged in XXXX. Servicer has had limited contact with the borrower over the last X years with last contact XX/XX/XXXX regarding late fees. Loan has been XX days delinquent in the last XX months and paid as agreed for the last XX months.

REASON FOR DEFAULT:  Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/X/XXXX.  No deferred balance noted.  Balloon payment due for $XX,XXX.XX at end of maturity.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY: Prior CHXX BK filed in XXXX and discharged in XXXX.

PROPERTY: Property is owner occupied with no issues noted.
433143156	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making inquiring about their hazard insurance. The husband/borrower has passed per notations. The latest reason for default was excessive obligations. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was excessive obligations.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433143994	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted a impacted by XXXX-XX in XX/XXXX, approved for X payment forbearance plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to confirm that her hardship is noted as due to XXXX .

REASON FOR DEFAULT: Curtailment of income due to XXXX-XX and financial difficulties.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143840	XXXX 36M PHCH	CURR	03/15/2021	02/22/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	LA	XXXX	Reinstatement 2	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Borrower made a payment on X/XX/XXXX, but was NSF. Modification boarded in XX/XXXX rolling due date from X/XX/XXXX to XX/XX/XXXX.

BORROWER CONTACT:  X/XX/XXXX heirs inquired about a short sale. And made an offer of $XX,XXX.XX to settle the debt, which was denied.  Based on the modification the borrower's are deceased and the heirs are making payments and /executed the modification.  It appears some of the delinquency was due to the death of the borrower and obtaining the documentation for the estate.

REASON FOR DEFAULT: Unable to determine reason for NSF and delinquency.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred amount.   The modification has a DSI Rider, but the loan is not being serviced as DSI.  Modification was signed after the first payment date.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145223	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Only contact with borrower has been making payments.

REASON FOR DEFAULT: No RFD

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: XX/XX/XXXX comment states BKXX discharged, no dates or case number.

PROPERTY: No evidence or property damage.

433144737	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The payment reinstated the loan but it rolled delinquent again briefly in X/XXXX before a double payment was made in X/XXXX. No further contact and the borrower has been unresponsive to noted attempts since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to excessive obligations. Was also impacted by the XXXX-XX XXXX  and unemployed in X/XXXX. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%. Loan term is XX years. Modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144535	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Appears loan was in active loss mit review at start of contact history, denied by Investor for mod as of XX/XX/XXXX, reason not provided. Borrower approved for multiple repayment plans, previous plans broken as of XX/XX/XXXX and XX/XX/XXXX. Most recent repayment plan approved in XX/XXXX, repayment confirmation letter sent on XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated he'll make payment the following week before the end of the month.

REASON FOR DEFAULT: Out of the country and unexpected expenses.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XX% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X,XXX is eligible for forgiveness based on borrower performance with one third of $X,XXX forgiven at first, second and third anniversaries Xst payment,. Step Rate Mod includes the following terms: Step X rate X.XX%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143957	XXXX 24M PHCH	BK13	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Active CHXX BK filed in XXXX. Servicer has had limited contact with the borrower due to the BK with last inbound contact X/XX/XXXX regarding payment. Loan has been XX days delinquent in the last XX months and is contractually current and due for the X/X/XXXX payment.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  Active CHXX BK filed in XXXX. Unable to verify the filing date or POC amount. Borrower paid.

PROPERTY: Property occupancy is unknown. No issues noted.
433143681	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, borrower unable to make trial payments and requested re-review as of XX/XX/XXXX without overtime pay, mod closed as of XX/XX/XXXX due to non-performance. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party inquired about payment sent for escrow shortage, advised that the payment was misapplied and will have to be corrected.

REASON FOR DEFAULT: Curtailment of income and borrower injury.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness  based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144997	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower stated X/X/XXXX was out of country. Servicer notes X/XX/XXXX Mod completed effective XX/X/XXXX. Spouse authorized on account X/XX/XXXX. X-month FB offered X/XX/XXXX. Hardship noted due to work slowing down. Borrower noted X/XX/XXXX works construction. Borrower stated X/XX/XXXX impacted by XXXX ; not working. Last contact X/XX/XXXX borrower called to make payment.

REASON FOR DEFAULT: Curtailment of income.  Borrower unemployment.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143527	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, making payment and stated over looked making the payment. X/XX/XXXX borrower made payment and stated RFD was holiday shopping. X/XX/XXXX borrower stated late due to excessive obligations. X/XX/XXXX, RFD was XXXXXX.

REASON FOR DEFAULT: Borrower has provided multiple RFDs.  It appears that borrower is just a sporadic payer.   Last contact on XX/X/XXXX with an RFD of XXXX again.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

433144859	XXXX 24M PHCH	DELQ	02/01/2021	02/01/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower called inquiring about making a payment and stated she couldn't register on line to make a payment. Payment was not made that day. Last payment posted prior to this call. Loss Mit was last active X/XXXX when borrower made XX payments to reinstate loan.

REASON FOR DEFAULT: RFD was last noted in XX/XXXX as borrower illness. No current RFD provided.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness. Loan was prior modified X/XXXX.

FORECLOSURE: Loan was prior active FC that closed in X/XXXX when loan was reinstated to current status.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on XX/XX/XXXX last indicated subject property was non-owner occupied. Current property condition is unknown.

433144349	XXXX 24M PHCH	CURR	05/01/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower applied for assistance, but review was cancelled in X/XXXX for missing documents. Borrower reapplied for assistance in X/XXXX but did not qualify for retention options. Borrower appealed, but the denial stood. Borrower was advised in XX/XXXX to reapply once she had additional income, as the property had equity. Borrower reapplied in XX/XXXX, package was XXXXked complete in X/XXXX, and servicer approved a X-month trial mod plan in X/XXXX. Borrower verified plan terms each month; modification was completed in X/XXXX. Borrower verified the due date on the account; last contact was in XX/XXXX when borrower requested a payment history.

REASON FOR DEFAULT: Family member illness (son)

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline was not provided. Contested action was filed, date unknown. MSJ was XXXXked fully submitted on X/XX/XXXX; court delays as decision was still pending in X/XXXX. Action placed on loss mit hold in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143843	XXXX 24M PHCH	CURR	04/01/2021	02/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower. Last contact on XX/XX/XXXX, borrower called to verify claim check was sent out.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: Comments begin with loan in BK; filing date unknown, discharged in XX/XXXX.

PROPERTY: Per notes on XX/XX/XXXX, insurance claim check in the amount of $XXXX.XX received for XXXX damage that occurred in XX/XXXX. Per notes on XX/XX/XXXX check was endorsed and released. The current condition of the subject is unknown. Owner occupied per data tape.
433144105	XXXX 24M PHCH	DELQ	03/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Comments start with the borrower on a repayment plan. As of XX/XX/XXXX, notes indicate that the borrower had made XX of XX payments per plan. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD as of XX/XXXX, job shut down but is back to work. Borrower unemployed as of XX/XXXX. RFD per notes on XX/XX/XXXX, fraud with bank account. Borrower stated trying to catch up.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433144383	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX-XX in XX/XXXX, offered X month repayment plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower noted as still impacted by XXXX-XX in XX/XXXX, requested assistance as of XX/XX/XXXX, complete loss mit package received as of XX/XX/XXXX, unable to confirm results of loss mit review but per notes on XX/XX/XXXX, appears borrower was approved for X month repayment plan, no other details provided. Last contact on XX/XX/XXXX, borrower requested status update on assistance request and XXXX. Borrower advised complete package was received and was currently pending approval, and request submitted to mail XXXX to borrower.

REASON FOR DEFAULT: Curtailment of income and husband unemployment due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144657	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to discuss the payment amount and was advised it was short. The borrower said would review the modification agreement that was completed the prior month. The loan was modified in X/XXXX after successfully completing a trial period plan and has remained current since that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to illness of a family member. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years and X month, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the modification completed in X/XXXX. The foreclosure was dismissed and no further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143567	XXXX 24M PHCH	CURR	04/01/2021	03/13/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated X payments XXXXafter delinquency caused by death of family member and car repairs. XXXX delinquency XXXXwas caused by XXXX work furlough, no assistance was requested. No updated circumstances were provided regarding XXXX delinquency XXXX , borrower makes occasional contact for phone payment with no discussion of hardship or financials. Last contact X/XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: death in family, excessive obligations. XXXX RFD: income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143310	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to provide XXXX information for a payment that was made. Was advised of the total amount due and said would make another payment by X/XX. The borrower said the hardship was caused by XXXX-XX but did not ask for XXXX relief options. The borrower has not been responsive to attempts since that time. The loan is current but payments have been sporadic. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from XXXX-XX and wage garnishments. The borrower was unemployed. Also due to borrower illness. Hardship appears to be ongoing.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%. Loan term is XX years and XX months. Modified P&I $XXX.XX, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143972	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX and in X/XXXX. NSF payment in XX/XXXX. Borrower applied online for XXXX assistance in X/XXXX, and servicer approved a X-month FB plan. Borrower verified a tax disbursement had been made in X/XXXX. Borrower requested additional assistance in X/XXXX, and servicer granted a X-month deferment in XX/XXXX. Last contact with borrower was in XX/XXXX regarding repairs on the property. repairs were verified completed in X/XXXX, but servicer is still missing a contractor affidavit, and will not release funds until all documentation has been received.

REASON FOR DEFAULT: XXXX impact-details were not provided

MODIFICATION: EXPIRED TEMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, expires XX/X/XXXX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy. Borrower filed an insurance claim for unknown damages and DOL. Funds iao $XX,XXX were received in X/XXXX. First draw was released in XX/XXXX. repairs were completed in X/XXXX, but final funds have not been released.
433145171	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower called to schedule payment X/XX/XXXX. Borrower confirmed last Stip payment made X/X/XXXX. Loan Mod approved X/X/XXXX which was booked X/X/XXXX. Skip trace efforts noted X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX . X-month FB offered X/XX/XXXX. Borrower unemployment noted X/XX/XXXX. X-month extension offered X/XX/XXXX. Last contact XX/XX/XXXX stating still unemployed; plan extended X months. Plan confirmed kept X/X/XXXX.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower inquired about hazard claim X/XX/XXXX.  Claim for $X,XXX.XX confirmed X/XX/XXXX. Date of loss X/XX/XXXX due to wind/hail damage. Funds endorsed and released to borrower. Status of repairs is not noted.

433145035	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX RFD was curtailment of income. XX/XX/XXXX RFD was excessive obligations and borrower was trying to get a deferment on car payments so they could make mortgage payment. Borrower has had the same RFD at every contact and is struggling, but keeps commitments when made and honest with servicer when funds are not available. XXXX deferral completed in XX/XXXX deferring X payments. Borrower has stayed current since that time. Borrower considering selling the property XX/X/XXXX.

REASON FOR DEFAULT: Reduction in income due to XXXX

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144782	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the authorized third party called to make a payment over the phone. The borrower and third party appear to be cooperative. Workout plans have been offered in the past but the borrower has been able to fully reinstate on their own. The loan is current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness and income reduction. No recent indication of ongoing hardship.

MODIFICATION: TEMP MOD, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for a temp term of X years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $X,XXX.XX, which is not eligible for forgiveness based on borrower performance. The payments and interest rate revert back to Note terms after the end of the temp term.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144632	XXXX 24M PHCH	DELQ	03/01/2021	02/27/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted a impacted by XXXX-XX in XX/XXXX, borrower requested assistance through forbearance, approved for X payment special forbearance as of XX/XX/XXXX, completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was provided confirmation that payment was received and next due for XX/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations and curtailment of income due to XXXX-XX.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143498	XXXX 24M PHCH	CURR	03/15/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Stip to Mod completed X/XX/XXXX. Mod workout booked X/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Last contact XX/XX/XXXX borrower stated out of work due to XXXX. X-month FB offered XX/XX/XXXX.

REASON FOR DEFAULT: Borrower illness. Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown. FC hold placed X/XX/XXXX due to XXXX .   FC action closed/billed after Mod booked X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143285	XXXX 24M PHCH	DELQ	03/01/2021	02/26/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was notified of an NSF payment in X/XXXX, and made a phone payment to reinstate the account in X/XXXX. Borrower verified ability to pay, but sporadic payments and contact continued. Borrower asked about payment assistance in X/XXXX after becoming unemployed, but borrower said he found a better job with increased pay the following month. Borrower requested a XXXX statement in X/XXXX, and declined a financial review in X/XXXX. Borrower had been laid off for two months in late XXXX, and had a few NSF payments in X/XXXX due to incorrect account numbers. Borrower made a phone payment that month to resolve the issue.

REASON FOR DEFAULT: Excessive obligations (kids graduated, car repairs, other bills), temporary unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower reported vandalism damage on DOL X/XX/XXXX. Claim was denied, as deductible was higher than the loss amount.
433143695	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan noted as cancelled as of XX/XX/XXXX for non-performance, start date of repayment plan not provided. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for X payment special forbearance as of XX/XX/XXXX, hardship noted as resolved as of XX/XX/XXXX, plan noted as completed as of XX/XX/XXXX. Borrower approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted. No contact with borrower noted.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.X%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144269	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was XX/XX/XXXX with the borrower wanting to know the total amount due. The borrower reinstated the loan with XX payments in XX/XXXX. The loan was in foreclosure with a Sale Date scheduled for XX/XX/XXXX prior to the reinstatement on XX/XX/XXXX that was dismissed upon the reinstatement. The reason for default was unemployment. Minimal contact with the borrower.

REASON FOR DEFAULT: The prior reason for default was unemployment.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433144055	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT: There is occasional borrower contact throughout XXXX delinquency, hardship due to illness, A/C repairs, and other bills. Account is XXXX in the last XX months due to missed payment XXXX XXXX, hardship due to high utilities. Borrower advised at last contact X/X/XXXX that assistance was not needed.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at initial step rate of X.XXX% for X years, modified P&I $XXX.XX, matures XX/X/XXXX.Deferred balance is $X,XXX.XX, of which $X,XXX.XX is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143572	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower is working with loss mit on a mod. X/XXXX A stip to mod is approved. XX/XXXX Trial period is completed and a final mod is implemented. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Borrower is back to work but is unable to pay total due. X/XXXX A XXXX deferral is implemented. Borrower has not been very responsive. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income. X/XXXX XXXX .

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX, reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143671	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the authorized third party called and said they mailed out a payment to bring the account current. No further contact despite noted attempts. The authorized third party requested XXXX assistance in X/XXXX and was offered a forbearance plan. The loan became delinquent but the payment paid in XX/XXXX reinstated the loan and has been current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX-XX XXXX  and borrower illness. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%. Loan term is XX years and X month. Modified P&I $XXX.XX, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144729	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was XX/XX/XXXX, servicer referred them to the foreclosure attorney and advised they would send them reinstatement amount. Borrower called on XX/XX/XXXX, did not have sufficient funds to reinstate. Borrower approved for repayment plan on XX/XX/XXXX, but plan immediately deleted and borrower reinstated loan. Last contact with the borrower was X/XX/XXXX, asking if loan had been referred to foreclosure.

REASON FOR DEFAULT: RFD on X/XX/XXXX was unemployment.  Borrower is struggling to keep loan current and payments are not being made on a monthly basis, but then borrower will make multiple payments in X month.

MODIFICATION: Loan has not been modified.

FORECLOSURE: Foreclosure restarted after the BK was closed.  Foreclosure cancelled when borrower reinstated.

BANKRUPTCY: BK XX filed in XXXX, trustee filed final report X/XX/XXXX.  Discharged X/XX/XXXX, servicer closed BK XX/X/XXXX.

PROPERTY: No evidence of property damage.

433144230	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX called in to inquire about possible MOD. servicer advised of what documents are needed for MOD. Complete workout packet received XX/X/XXXX. A trial FB plan was set up XX/XX/XXXX; details of plan not noted. FB plan was completed but delay in loan modification due to servicer having to get BK court approved; which was received and loan modified in X/XXXX. Last contact X/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Borrower was a victim of fraud.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Comments indicate there was an active FC, unable to determine date referred, FC closed X/XX/XXXX due to loan MOD.

BANKRUPTCY: Borrower was active in a BK XX, date filed unknown and case number unknown.  BK was dismissed XX/XX/XXXX.

PROPERTY: NA

433143407	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower having trouble making online payment. X/XX/XXXX borrower stated business had been slow due to XXXX. XX/X/XXXX borrower advised again that income reduced due to XXXX. Borrower was offered XXXX relief, but has continued to make payments as promised and no active loss mitigation.

REASON FOR DEFAULT: XX/X/XXXX, reduced income due to XXXX.

MODIFICATION: NON-HAM], first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures,X/X/XXXX.  Deferred balance iao $XXX,XXX.XX, due at maturity.    First payment was due in X/XXXX, but documents were not signed until X/XXXX.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143351	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: All correspondence was with borrower's attorney. No RFD.

REASON FOR DEFAULT: Unable to determine RFD.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: Active foreclosure early XXXX, unable to determine when referred to attorney.  Unable to foreclose due to missing note.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

TITLE ISSUES: Foreclosure delayed due to lost note. Appears that a change in MA law, XXXX, makes foreclosing on a lost note an issue. X/X/XXXX foreclosure attorney states that it will be impossible to proceed with foreclosure due to the XXXX. Can only exercise the Power of Sale.

433144605	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: MOD offer mailed to borrower X/XX/XXXX, X/X/XXXX and XX/X/XXXX, borrower never responded. Borrower on XX/X/XXXX stated they were out of country due to death no arrangement were made. Last contact XX/X/XXXX authorized Xrd party called in and made a payment over the phone.

REASON FOR DEFAULT: Death in family

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143589	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX An authorized party is making arrangements to reinstate the account. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. XX/XXXX Plan is canceled. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Death of a family member. XX/XXXX Curtailment of income. X/XXXX XXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X.X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: XX/XX/XXXX File is referred to FC. Per notes on XX/XX/XXXX FC was referred in error.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144502	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NH	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was X/X/XXXX, RFD, marital difficulties. Very little contact with the borrower, except to make payments. Loan has been modified at least twice.

REASON FOR DEFAULT: XX/XX/XXXX borrower stated out of work and made payment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433144548	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower reviewed Mod option X/X/XXXX. Plan confirmed kept X/XX/XXXX. Borrower stated XX/XX/XXXX Mod payment higher than before. Mod workout booked XX/X/XXXX. Last contact XX/XX/XXXX borrower inquired why X-payments due.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date unknown.  FC action closed/billed due to Mod workout booked XX/X/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144293	XXXX 24M PHCH	CURR	04/01/2021	03/27/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified payment receipt in X/XXXX, and disputed a prior missed payment in X/XXXX. Borrower declined assistance in X/XXXX. Sporadic contact continued, only when borrower would schedule a payment. Borrower declined to update financials in X/XXXX, and declined retention assistance in X/XXXX. Minimal contact since then. Last contact was in X/XXXX when borrower made a phone payment.

REASON FOR DEFAULT: Income curtailment (slow receivables)

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted. Mod was executed after the effective date; unable to determine why.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143182	XXXX 24M PHCH	CURR	05/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was XX/XX/XXXX with the borrower verifying the status of their loan. The borrower was waiting on the disability check to catch up.

REASON FOR DEFAULT: The prior reason for default was curtailment of income and borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and the maturity was unchanged XX/XX/XXXX.  Deferred balance iao $X.XX with Forgiveness iao $XXX,XXX.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433143591	XXXX 24M PHCH	DELQ	01/22/2021	01/14/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. No further contact with the borrower despite noted attempts. The loan is delinquent with a sporadic payment history and the borrower has not been responsive. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. Unclear if the borrower is experiencing a hardship based on the present loan status.

MODIFICATION: N/A.

FORECLOSURE: The loan was in foreclosure until X/XXXX when the loan was fully reinstated. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144646	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower stated X/XX/XXXX impacted by XXXX ; been furloughed from job. Borrower inquired about FB option X/X/XXXX. X-month FB offered X/XX/XXXX. Plan confirmed kept X/XX/XXXX. X-month payment deferral completed X/XX/XXXX. Borrower requested update X/XX/XXXX. Borrower called to schedule payment XX/XX/XXXX. Last contact XX/XX/XXXX to make payment.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Loss draft claim noted X/X/XXXX; borrower indicated getting documentation to start process.  Claim of $XX,XXX.XX; date of loss X/XX/XXXX.  Servicer notes X/X/XXXX funds endorsed/released to borrower.

433144705	XXXX 24M PHCH	DELQ	02/15/2021	01/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in ask why the payment did not draft and was told about the returned payment due to unable to locate the account. The borrower agreed to make two payments to bring the account current. The account has since become past due and the borrower has been unresponsive to recent attempts. A three month deferral was completed in X/XXXX and the borrower was on a XXXX repayment plan prior to that. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income caused by the XXXX-XX XXXX . Hardship appears to be ongoing.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years at $XXX.XX/mo, then X.XX% for X year at $X,XXX.XX/mo, then X.XX% for remaining term at $X,XXX.XX/mo. Term is XX years, matures X/XX/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145332	XXXX 24M PHCH	DELQ	03/01/2021	02/27/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower requests loss mit assistance. X/XXXX A deferment plan is approved, X/XXXX Plan is kept. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Plan is kept and a deferment is completed. Borrower has been cooperative. The most recent contact was on X/XX/XXXX, payment arrangements are being made.

REASON FOR DEFAULT: X/XXXX Curtailment of income. XX/XXXX Home repairs. X/XXXX XXXX . X/XXXX Gets paid at the end of the month.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Balloon payment iao $XX,XXX.XX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: XX/XXXX Borrower reports the RFD is home repairs. No specifics are provided. No notes found indicating if/when all repairs were completed.
433144115	XXXX 24M PHCH	CURR	05/01/2021	03/13/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower noted in the contact history. The loan has been in an active chapter XX bankruptcy for most of the past XX months so no record of attempts made. The loan is now current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the bankruptcy filing and was dismissed in XX/XXXX. No further FC activity found.

BANKRUPTCY: A chapter XX bankruptcy was filed in XXXX and discharged in XXXX. Unable to determine the file date. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143201	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years. Hardship throughout XXXX was illness and expense for ill parent who passed away XXXX . Borrower maintains contact throughout delinquency, loss mitigation not wanted until request for XXXX assistance XXXX XXXX due to reduced work hours. Forbearance approved through XXXX , borrower resumed payments in XXXX and has remained current since cured XXXX . Last contact X/XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: family illness, excessive obligations. XXXX RFD: XXXX income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, maturity not stated, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144984	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout XXXX delinquency, no hardship provided by Xrd party agent who makes occasional contact for reinstatement figures. No legal or loss mitigation activity was initiated, and account remains current since reinstatement of X payments XXXX . Last contact X/X/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is a second home per seller data. No property issues noted.

433145027	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was modified in X/XXXX. Borrower was XX days late in X/XXXX payment but no contact was made until X/XXXX when RFD was unexpected bills. In X/XXXX borrower defaulted again, RFD was due to XXXX-XX, borrower was furloughed. Borrower was granted a X month FB plan with no payment due (deferral) that was approved and processed on X/XX/XXXX with next due advanced to X/X/XXXX. Borrower missed the X/X payment and called X/X/XXXX, had mistakenly thought deferred to X/X, made two payments. Loan has been current since then.

REASON FOR DEFAULT:  XXXX furlough, income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amount.

FORECLOSURE:  No FC activity

BANKRUPTCY:  No BK activity

PROPERTY:  Owner Occupied

433144406	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Account is performing for the last X years except for missed payment XXXX , cured in XXXX. Hardship was caused by several weeks off work for XXXX for borrower and spouse.

REASON FOR DEFAULT: XXXX income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied, borrower lives in another state. No property issues noted.

433144781	XXXX 24M PHCH	CURR	04/23/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrowers received a prior loan mod X/XXXX and again X/XXXX due to income curtailment. They struggled to maintain current payments and file was referred for foreclosure in XXXX. Borrowers completed a X month repayment plan and brought loan current XX/XXXX. Recent delinquency due to unexpected appliance repairs per comments. The borrowers have been very cooperative with the servicer with last contact X/XX/XXXX regarding payment.

REASON FOR DEFAULT: Income curtailment and unexpected appliance repairs

MODIFICATION: STEP RATE, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures/expires X/XX/XXXX.  No deferred balance noted.  Step X: rate of X.XXX% with P&I $XXX.XX beginning X/XX/XXXX; Step X: rate of X.XXX% with P&I $XXX.XX beginning X/XX/XXXX; Step X: rate of X.XX% with P&I $XXX.XX beginning X/XX/XXXX until maturity.

FORECLOSURE: FC referral X/X/XXXX with Complaint filed X/XX/XXXX.  FC closed with completion of repay plan.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.

433144952	XXXX 24M PHCH	DELQ	03/01/2021	02/05/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No CH prior to XX/XXXX. Mod from prior servicer noted as of XX/XX/XXXX with effective date of XX/XX/XXXX. Borrower requested repayment plan in XX/XXXX, X month repayment plan approved as of XX/XX/XXXX, plan cancelled as of XX/XX/XXXX due to breach. No other loss mit activity noted. Borrower stated on XX/XX/XXXX that he was unsure what he wanted to do with property and wanted a payoff quote, no other details provided. Last contact on XX/XX/XXXX, details of contact with borrower note provided. However, request submitted to apply funds from suspense to payments.

REASON FOR DEFAULT: Curtailment of income and excessive obligations.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, maturity date not provided. Mod includes deferred balance iao $XX,XXX which was not eligible for forgiveness. Docs in file show this amount was subsequently forgiven in XX/XXXX.  As such, it is not shown in the Mod data.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144826	XXXX 24M PHCH	CURR	03/28/2021	03/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Appears borrower was on repayment plan at start of contact history. Borrower approved for repayment plan in XX/XXXX, confirmation letter sent on XX/XX/XXXX, plan broken as of XX/XX/XXXX. Borrower requested X month repayment plan in XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Car repairs and family illness.

MODIFICATION: Missing mod dated X/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144111	XXXX 24M PHCH	CURR	04/01/2021	03/13/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact XX/XX/XXXX when borrower made a phone payment. No Loss Mit activity.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX, matures X/X/XXXX. No Deferred balance or debt forgiveness.

FORECLOSURE: FC activity is unknown.

BANKRUPTCY: BK activity is unknown.

PROPERTY: Comments on X/XX/XXXX indicated subject property was owner occupied. Property condition is unknown.

433144158	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: As of X/X/XXXX when comments begin servicer was reviewing a MOD workout packet. On X/XX/XXXX a X month FB plan was approved with payments of $X,XXX.XX first payment due X/X/XXXX. FB plan completed and loan modified in XX/XXXX. Servicer on X/XX/XXXX noted receipt of a fraud dispute form credit reporting agency, servicer responded onX/XX/XXXX stating reporting correct. Borrower on X/X/XXXX stated impacted by XXXX, servicer offered a repayment plan. Plan was for X months no further details noted. Plan extended X/XX/XXXX appears for another X months. Borrower on XX/XX/XXXX stated home flooded. Last contact X/XX/XXXX borrower stated waiting to get paid then will pay online. Payment made X/XX/XXXX.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Hazard claim opened XX/XX/XXXX, date of loss X/XX/XXXX.  Servicer received X check for $XX,XXX.XX and $XX,XXX.XX.  Servicer disbursed $XX,XXX on X/XX/XXXX.  Borrower on X/XX/XXXX requested an additional $XXk as they used some of the funds to pay other creditors.  Servicer does not approval for any additional funds to be disbursed and no inspection noted to show work completion.

433143582	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and in X/XXXX. Servicer offered payment assistance in X/XXXX, borrower declined. Borrower continued to make monthly payments through XX/XXXX, and made a lump sum in X/XXXX after two months of missed payments. Servicer approved a X-month repay plan in X/XXXX, completed in X/XXXX. Borrower has since made phone payments most months. Last contact was a phone payment in X/XXXX. Subsequent payments were made through the IVR system.

REASON FOR DEFAULT: Unexpected emergency, excessive obligations, borrower illness, on fixed disability income with medical expenses

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144537	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The borrower requested workout assistance in XX/XXXX and was approved for a forbearance plan. The notes show the plan ended in X/XXXX and the loan is now current. The borrower was also offered a forbearance plan in X/XXXX. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/X/XXXX was due to borrower unemployment caused by the XXXX-XX XXXX . Unclear if hardship is still ongoing..

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.XXX% for remaining term at $XXX.XX/mo. Term is XX years, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of existing damage or ongoing repairs.
433144805	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX called in and made a payment over the phone, as that time servicer set up a repayment plan; details of plan not noted. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day. Servicer advised borrower to apply for a workout via website; nothing further discussed.

REASON FOR DEFAULT: Curtailment of income

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143602	XXXX 24M PHCH	CURR	03/25/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Repay plan started prior to XXXX XXXX defaulted XXXX XXXX. Borrower was unresponsive until accepting a new pre-approved trial plan starting XXXX , no hardship or financials provided. Plan was paid timely, mod effective XXXXwas not booked until XXXXdue to doc delays. Borrower has paid timely post-mod with occasional contact for phone payments. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property first reported vacant unsecured in XXXX  XXXX, inspection does not indicate secure until XXXX . Comment XXXX XXXX states that damages present during first inspection were not covered due to neglect/lack of maintenance, possible roof issues.  Occupancy and property condition were not verified with borrower.

433143737	XXXX 24M PHCH	CURR	05/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: There is no borrower contact last X years except for XX/X/XXXX inquiry about XXXX interest, no hardship or financials are noted.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX was dismissed XXXX XXXX for failure to file a plan. BKXX filed XXXX, MFR requested XXXXdue to post-mod delinquency. Arrears were cured XXXX and case discharged XXXX . Final BK audit completed XXXX .

PROPERTY: Property is owner occupied. No property issues noted.

433145348	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said would make a payment by phone on X/XX. The notes show the borrower made the payment as agreed via the servicer's IVR. A X month deferral was completed in XX/XXXX and the loan has remained current since that time. The borrower was originally offered a XXXX forbearance in X/XXXX and indicated in XX/XXXX that was no longer experiencing hardship. The borrower has been in frequent contact and appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to being furloughed and spouse was also unable to work due to XXXX-XX. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for X years with interest-only payments of $XXX.XX/mo, then payments convert to principal and interest at X.XX% for X year at $X,XXX.XX/mo, then X.XXX% for remaining term at $X,XXX.XX/mo. Matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the modification completed in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143499	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for repayment plan in XX/XXXX, confirmation letter sent on XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Doctors bills and helping family members due to XXXX-XX.

MODIFICATION: Seller indicates mod date of XXXX. No mod found. No deferral letter found. No Note in file to confirm original terms.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433145354	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive throughout XXXX delinquency until foreclosure was initiated. Daughter advised XXXXthat borrower is deceased, she is SII and occupies property with fiance. SII process verified XXXX XXXX, loss mitigation application submitted XXXX and trial approved May-XXXX XXXX. Final mod was delayed by completion of assumption documents, assumption approved XXXX and executed simultaneously with modification. Borrower has paid timely post-mod, last contact XX/XXXXXX.

REASON FOR DEFAULT: Death of borrower

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure XXXX , probate is pending and heXXXX named in complaint filed XXXX , service completed XXXX XXXX, case dismissed after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143623	XXXX 24M PHCH	BK13	07/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Multi BK filer with prior CHXX BKs filed in XXXX and XXXX and active CHXX BK filed in XXXX. Prior HAMP loan mod granted in XXXX during the Xnd BK. FC restarted in XXXX on dismissal of BK. Borrower reinstated the loan X/XXXX and filed another CHXX BK with RFD unemployment and income curtailment. Last borrower contact X/XX/XXXX regarding payoff amount.

REASON FOR DEFAULT: Unemployment and income curtailment

MODIFICATION: BK HAMP MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE:  FC restarted upon BK dismissal in XXXX.  FC closed when borrower reinstated loan X/XXXX.  Unable to verify FC stages.

BANKRUPTCY: Active CHXX BK filed in XXXX.  Objection hearing for plan confirmation has been extended several months and still not occurred as of X/XX/XXXX.  Debtor making payments direct.  Prior CHXX BKs filed in XXXX with Relief Granted in XXXX and CHXX BK filed in XXXX and dismissed in XXXX.

PROPERTY: Property is owner occupied with no issues noted.
433144803	XXXX 24M PHCH	DELQ	03/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower inquired about minimum amount of payment X/XX/XXXX. Borrower stated X/X/XXXX would make remainder of payment. Borrower called to schedule payment X/XX/XXXX. Borrower confirmed payment X/XX/XXXX. Borrower hardship noted X/XX/XXXX due to hours cut. Borrower called to make payment XX/X/XXXX and XX/XX/XXXX. Borrower scheduled payment X/XX/XXXX. Last contact X/XX/XXXX borrower stated unable to make payment until X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at XX.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143801	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, a FB plan is set up. X/XXXX Plan is kept. No other loss mit activity noted. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. X/XXXX Missing disability benefits. X/XXXX Income comes at the end of the month. X/XXXX XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144239	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower made payment.

REASON FOR DEFAULT: Pay period.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X.XXX%, modified P&I $XXX, maturesXX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143614	XXXX 24M PHCH	CURR	03/25/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower stated on X/X/XX that he should not have escrow for insurance and requested to have insurance removed from escrow; supporting docs were received showing the borrower paid the insurance. Borrower was advised on X/XX/XX that the negative escrow balance needed to be paid to be able to remove the escrow account; borrower declined to make the escrow payment stating that heloc loan should not be escrowed; workout options were discussed. Repayment plan was added on X/XX/XX; borrower declined to make a payment due to escrow dispute, wanted to wait on escrow analysis. Loan non-escrowed as of X/X/XX. Last contact was on XX/X/XX, borrower scheduled a payment. RFD due to excessive obligation. Loan is current.

REASON FOR DEFAULT: Oversight, vacation, escrow dispute.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145279	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No contact history provided from X/XXXX-XX/XXXX. XX/XXXX A repayment plan is set up. X/XXXX Plan is kept. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Plan is kept. Borrower has been cooperative. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Change of employment. X/XXXX XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144328	XXXX 24M PHCH	CURR	05/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower submitted a complete loss mitigation package XXXX , no decision is noted and there is no further loss mitigation activity until blind mod solicitation XXXXfor X-month trial, no down payment required. Borrower completed the plan XXXX -XXXX and has paid timely since XXXXmod completion. Third party agent has communicated with servicer throughout process with no direct borrower contact last X years, last agent contact X/XX/XXXX. Hardship and financials are not noted in review period.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure Complaint and Order of Reference were both filed prior to XXXX  XXXX, title is clear. Referee appointed XXXX , case dismissed prior to judgment entry.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144734	XXXX 24M PHCH	CURR	05/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Pre-FC loss mit letters have been sent. RFD is due to curtailment of income and illness - borrower hospitalized for epileptic seizures. Borrower has been advised of loss mit options and accepted a repayment plan in XX/XXXX; plan was broken XX/X/XX due to NSF, however a new repayment plan was set up on XX/X/XX which was completed bringing the loan current. NSFs were processed in X/XXXX, XX/XXXX and X/XXXX. Extension letter was sent on XX/XX/XX. Last contact was in X/XXXX, web chat was received, borrower wanted to know how to send in payment for deferral balance and was advised to send a physical check with an explanation on how to apply the funds to the loan. Loan is currently paid ahead.

REASON FOR DEFAULT: Borrower illness, curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144243	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. RFD is unknown. No significant notes on the loan. Last contact was on X/XX/XX, borrower called to make a payment.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.X% for XX years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/X/XXXX.

433144109	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	WY	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing with no contact prior to missed payment XXXX XXXX. Forbearance approved through XXXX XXXX, borrower advised hardship continued in XXXX XXXX due to spouse unemployment. Borrower fully reinstated XXXX and remains current, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144540	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for multiple repayment plans, most recently in XX/XXXX, confirmation letter sent on XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower was approved for repayment plan in XX/XXXX, plan broken as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for special forbearance as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment and stated wanted to stay on forbearance until end of August.

REASON FOR DEFAULT: Borrower unemployment due to XXXX-XX and borrower illness.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X,XXX is eligible for forgiveness over X years based on borrower performance. One third of $X,XXX  shall be reduced on the first, second and third anniversaries. Step Rate Mod includes the following terms: Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144529	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Multiple repayment plans noted, previous plan were both broken, most recently on XX/XX/XXXX. Most recent repayment plan approved in XX/XXXX, confirmation letter sent on XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment including late charges.

REASON FOR DEFAULT: Excessive obligations and work slow due to XXXX-XX.

MODIFICATION: STEP/HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144910	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative and has been in frequent contact. The loan was modified effective in X/XXXX after successfully completing a trial period plan and has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last documented in X/XXXX was due to a reduction in income from family moving out. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the modification and was closed in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143519	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower scheduled a payment on X/XX/XX and stated RFD due to gets paid every last week of the month; stated in X/XXXX RFD due to he was out of the country. Borrower called to make a payment in XX/XXXX indicating RFD was due to curtailment of income. Last contact was in X/XXXX, borrower appears to have been impacted by the XXXX and was approved for a X month FB plan; FB was changed to a X payment plan in X/XXXX; completed in X/XXXX. Loan is current.

REASON FOR DEFAULT: Curtailment of income, other - borrower was out of the country.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144506	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower uses grace period and has refused to pay any late fees.

REASON FOR DEFAULT: First RFD was X/XX/XXXX, Illness.  Last contact with the borrower was XX/XX/XXXX replacing NSF payment that was drawn on a closed account.   No RFD since the one given in X/XXXX.

MODIFICATION: STEP RATE HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  No deferred or forgiven balance.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144732	XXXX 24M PHCH	CURR	03/28/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is closed due to non-performance. XX/XXXX A repayment plan is set up. X/XXXX Plan is canceled and reset. X/XXXX Plan is kept. Borrower has been cooperative. The most recent contact was on X/XX/XXXX with a tax doc being discussed.

REASON FOR DEFAULT: X/XXXX Illness of family member. X/XXXX Excessive obligations. XX/XXXX Car repairs.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $X,XXX, matures X/XX/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144299	XXXX 24M PHCH	BK13	03/01/2021	02/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer is monitoring performing BK with no legal or collection activity. One borrower contact in last X years in XXXX XXXX, call details not noted. Account was performing until missed payment XXXX , hardship unknown.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed prior to XXXX  XXXX, case details and plan documents not provided.

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143883	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in inquire about the status of the loss draft check and said vendor is threatening to place a lien. The notes reflect repairs in progress and the servicer is waiting to confirm a bid lien waiver before approving the final draw. The notes show a deferral completed in XX/XXXX deferring X payments to bring the loan current. The borrower began requesting workout assistance due to XXXX in X/XXXX. The loan has remained current since the deferral. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to unemployment as a result of the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $X,XXX.XX/mo, then X.X% for X year at $X,XXX.XX/mo, then X.XX% for remaining term at $X,XXX.XX/mo. Term is XX years and X month, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. An insurance claim was filed due to wind and hail damage and the servicer received an insurance check for $X,XXX.XX on X/XX/XXXX. Date of loss was X/XX/XXXX. The claim is considered monitored due to the delinquency at the time the check was received. The notes indicate a XXX% inspection is pending and the final draw is still pending a required lien waiver.
433143628	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A repayment plan is set up. X/XXXX Plan is kept. No other loss mit activity noted. Borrower has been cooperative. The most recent contact was on X/XX/XXXX

REASON FOR DEFAULT: XX/XXXX Disabled. X/XXXX Borrower believes they already made the payment.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143586	XXXX 24M PHCH	CURR	05/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan cancellation noted as of XX/XX/XXXX due to non-performance, no start date of repayment plan provided, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to request assistance to register as new user online.

REASON FOR DEFAULT: Medical expenses and curtailment of income.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143559	XXXX 24M PHCH	DELQ	03/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delinquent for the last X years. Borrower declined to discuss hardship or financials until request for XXXX assistance XXXXdue to reduced work hours. Forbearance was approved through XXXX XXXX, borrower advised X/XX/XXXX that hardship was ongoing but maintained contact for gradual repayment through reinstatement XXXX . Borrower is not responsive since missed payment XXXX , last contact XX/XX/XXXX.

REASON FOR DEFAULT: XXXX RFD: Excessive obligations. XXXX RFD: income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144556	XXXX 24M PHCH	DELQ	03/01/2021	02/11/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to inquire about the insurance policy status. No further contact with the borrower and no record of attempts made since that time in the contact history. The loan has rolled past due and no indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.X% for X year at $XXX.XX/mo, then X.X% for remaining term at $XXX.XX/mo. Term is XX years, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144767	XXXX 24M PHCH	CURR	03/20/2021	02/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone to bring the account current. The borrower was under review for a modification at the time but did not return the required documents. The loan is current but has had brief periods of delinquency since that time and the borrower has not been responsive to noted attempts. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to unemployment. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years and X months, modified P&I $X,XXX.XX, matures X/XX/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144373	XXXX 24M PHCH	DELQ	02/01/2021	01/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower appears to have completed a trial plan when history began in X/XXXX and was approved for a mod effective X/X/XX. Authorized Xrd party called in on X/XX/XX stating attempted to make a payment online to bring the loan current but was not able to, agent took the payment and waived fee as one time courtesy. Xrd party advised on X/XX/XX that RFD is due to XXXX-XX - working less hours due to over XX years old (prone to getting the XXXX) and the company she works for minimized her hours. A X month FB plan was approved and set up on X/XX/XX. Last contact was on X/XX/XX, Xrd party stated not able to make the payment. Loan is currently delinquent.

REASON FOR DEFAULT: Income reduction due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was in FC when history began in X/XXXX, referral date is unknown. FC stopped due to modification. Motion to dismiss FC was filed; dismissal was granted.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

433144536	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they just started a new job. X/XXXX Account is approved for repayment plan. X/XX/XXXX Borrower submits reinstatement funds. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Unemployment.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143383	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins in X/XXXX. Borrower completed a repayment plan in X/XXXX but fell behind on the loan shortly after due to failure to make payments in X/XXXX and X/XXXX. Borrower was able to make additional payments to bring the loan current and has remained current since XX/XXXX. Borrower stated in X/XXXX that RFD was due to his father passed away. RFD in X/XXXX was due to curtailment of income. Borrower has also been impacted by the XXXX ; Xrd party stated in X/XXXX that she was laid off and filed for unemployment but would make the payment online. Repayment was approved and set up on X/XX/XX. A new repayment plan was set up on X/XXXX. Delinquent taxes were paid in X/XXXX. Last contact was on X/XX/XX, Xrd party called in requesting year end statement.

REASON FOR DEFAULT: Family unemployment due to XXXX-XX, curtailment of income and death of family member (father).

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144680	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A repayment plan is started, no RFD is given. X/XXXX Plan is kept. No other recent significant activity was found. Borrower has not been responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144357	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated the account through a phone payment in X/XXXX. No contact while loan remained current. Borrower missed the X/XXXX payment, and made a phone payment the following month. Servicer offered a repay plan by letter in X/XXXX; no response from borrower. NSF payment in X/XXXX. Borrower made a double payment by phone the following month. Borrower's son in law wanted to make a payment in X/XXXX, but didn't have the correct information. Borrower authorized her daughter on the account in XX/XXXX, and made a phone payment. No further contact. NSF payment in X/XXXX.

REASON FOR DEFAULT: Excessive obligations; borrower is retired, brain tumor removal

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts. Modification was executed after the first payment due date; reason unknown.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143437	XXXX 24M PHCH	DELQ	03/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: As of X/X/XXXX comments indicate borrower was on a trial FB plan, plan was for X months per comments. Plan was completed and loan modified in XX/XXXX. Servicer notes receipt of a workout packet on X/X/XXXX, servicer denied a MOD but offered a FB plan on X/XX/XXXX. As of X/XX/XXXX comments indicate a repayment plan was set up details of plan not noted. As of XX/XX/XXXX servicer notes a deferral was completed, X payments deferred. Deferral was a XXXX deferral. Last contact was X/X/XXXX borrower called in to get status of MOD, servicer went over details.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Comments indicate there was an active FC, unable to determine date referred to FC and closed XX/XX/XXXX.

BANKRUPTCY: Servicer notes borrower was discharged from a BK X on X/XX/XXXX, BK filed X/XX/XXXX

PROPERTY: NA

LITIGATION: When comments begin there was active litigation, details of litigation not noted. Litigation closed XX/XX/XXXX when loan was modified.

433144420	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to check the payment amount asked about the website. The notes indicate the borrower usually pays via the servicer's IVR. The borrower was also approved for a forbearance plan due to the XXXX-XX XXXX in X/XXXX, the details of which were not noted. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of existing damage or ongoing repairs.
433144994	XXXX 24M PHCH	CURR	04/01/2021	03/27/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepted a repay plan in X/XXXX and made a lump sum payment. Loan reinstated in X/XXXX. No contact again until borrower reported a XXXX hardship in X/XXXX, and , but borrower didn't request assistance, and later stated hardship had been ongoing for all of XXXX. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: XXXX-Reduced work hours. XXXX XXXX impact, reduced work hours

MODIFICATION: STEP, first pay due XX/X/XXXX, modified balance $XXX,XX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143580	XXXX 24M PHCH	DELQ	02/01/2021	01/28/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower stated X/XX/XXXX helping sick family member; work is slow. Borrower stated X/XX/XXXX out of work. Xrd party called to make payment XX/XX/XXXX; stated impacted by XXXX. Last contact X/XX/XXXX had reduced income; sons not working.

REASON FOR DEFAULT: Curtailment of income.  Family illness.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144571	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined repayment plan in XX/XXXX. Borrower noted a impacted by XXXX-XX in XX/XXXX but no loss mit related to XXXX-XX noted. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about loan number to register on online website.

REASON FOR DEFAULT: Reduced hours at work and excessive obligations.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures XX/XX/XXXX. Deferred balance iao $XX,XXX of which $XXX is eligible for forgiveness based on borrower performance with one third of deferred amount forgiven on first, second and third anniversary of first payment date. Step Rate Mod includes the following terms: Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX; Step X rate X%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144800	XXXX 24M PHCH	CURR	03/19/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 2	BORROWER CONTACT: Reinstatement funds received as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Curtailment of income and borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness  based on borrower performance. $X,XXX of combined principal balance was forgiven at time of mod.

FORECLOSURE: Loan referred to FC as of XX/XX/XXXX, FC sale scheduled for XX/XX/XXXX as of XX/XX/XXXX, FC closed as of XX/XX/XXXX due to reinstatement. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143113	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX. No further contact despite monthly dialer attempts.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144592	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Multiple repayment plans approved, all plans were completed. Most recent plan approved in XX/XXXX, confirmation letter sent as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower offered repayment plan in XX/XXXX, borrower declined as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to check account status after making payment.

REASON FOR DEFAULT: Curtailment of income and borrower illness.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted. Step Rate Mod includes the following terms: Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433145318	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated in X/XXXX. Prior servicer also notified borrower of a payment increase due to an escrow shortage in X/XXXX. Loan transferred servicing in X/XXXX. Current servicing notes start in XX/XXXX. Borrower requested the loan number in XX/XXXX, and asked about assistance options for XXXX in X/XXXX. Borrower was notified of a short payment in XX/XXXX; after borrower submitted the funds, servicer reversed a curtailment and applied the funds as a payment. Borrower requested a XXXX statement in X/XXXX.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX, details not provided

PROPERTY: Owner occupied

433144393	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower is submitting loss mit docs for a mod. X/XXXX A stip to mod is approved. X/XXXX A final mod is completed. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on X/XX/XXXX, the borrower is discussing the account status, they are convinced the account should be current and request that their history be reviewed.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX. X/XXXX Notes show litigation is being closed, judgment is entered. X/XXXX Account is reinstated via a mod.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144712	XXXX 24M PHCH	DELQ	02/01/2021	02/25/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years, hardship due to coborrower is disabled and without speech, now on workman's comp. Borrowers remained in contact through cure in XXXX and paid timely until default XXXX . Borrower requested XXXX assistance XXXX , forbearance approved through XXXX . Account fully reinstated at expiration and defaulted again XXXX . Borrower is requested a forbearance extension and deferral but is refusing to submit an RMA, last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $XXX,XXX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Loss draft iao $XXXX received XXXXfor water damage DOL XXXX XXXX, in addition to prior funds sent directly to borrower iao $XXXX that she stated was used for repairs. Borrower refused to allow interior inspection required to release funds, no further servicer follow up since X/X/XXXX.

433144155	XXXX 24M PHCH	BK13	05/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepted a pre-approved X-month trial starting XXXX , hardship and financials not provided. Borrower paid all trial and post-mod payments timely, though mod effective XXXXwas not booked until XXXXdue to court approval delay. Last contact XX/XX/XXXX to confirm due date and payment amount.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX//XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX was filed in XXXX, plan details not provided. Relief Order entered in XXXX was vacated for loss mitigation. Court approved the modification and POC was amended XXXXto $X arrears.

PROPERTY: Property is owner occupied. No property issues noted.

433143920	XXXX 24M PHCH	CURR	03/25/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and in X/XXXX. Borrower's son, not authorized on the account, made a phone payment in X/XXXX. Borrower and her daughter contracted XXXX in X/XXXX, and borrower authorized son on the account, who made a phone payment that month. Monthly contact with servicer continued. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433144989	XXXX 24M PHCH	BK13	02/01/2021	01/19/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower completed a X-month stip approved by prior servicer and continued to make payments throughout delay while BK court mod approval was pending. Account remained current until web request for XXXX assistance X/XX/XXXX, hardship details not provided. XXXX forbearance is approved through XXXX , last contact XX/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX was stayed by BK, rescinded after modification.

BANKRUPTCY: BKXX filed XXXX , XX-month plan confirmed XXXX and court has approved the modification. Plan and claim documents not provided, debtor makes ongoing payments.

PROPERTY: Property is owner occupied. No property issues noted.

433144063	XXXX 24M PHCH	CURR	04/15/2021	03/16/2021	XXXX	XXXX	Yes	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower is deceased, successor in interest is working on a mod with loss mit. X/XXXX A mod with an effective date of X/XX/XXXX is completed. Borrower has not been very responsive with minimal recent communication. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Death of borrower. XX/XXXX Borrower was laid off.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures X/XX/XXXX. No deferred balance or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143319	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX to discuss possible repayment plan, borrower stated they have $Xk for a down payment. Servicer set up a repayment plan X/XX/XXXX appears plan is for X months, no further details provided. Borrower on X/X/XXXX made a payment over phone, since delinquent at the time servicer offered a repayment plan which borrower declined. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Tenant not paying

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.

FORECLOSURE:  Referred to FC X/XX/XXXX, FC canceled XX/X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144666	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mods noted from XXXX, XXXX and XXXX. Comments indicate the borrower was receiving HHF funds in XXXX until program end X/XXXX. RFD was unemployment. She received a X month XXXX deferral due to income curtailment from X/X/XXXX to XX/X/XXXX. Servicer reviewed financials for loan modification and denied XX/XXXX. Borrower appealed the decision with servicer denying appeal X/XX/XXXX due to insufficient income. Last contact XX/XX/XXXX regarding the appeal.

REASON FOR DEFAULT:  Income curtailment

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.  Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXXX.XX beginning X/X/XXXX; Step X: rate of X.XXX% with P&I $XXXX.XX beginning X/X/XXXX until maturity.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  Prior CHX BK filed and discharged in XXXX with no reaffirmation of debt.  Unable to verify the filing date.

PROPERTY: Property is owner occupied with no issues noted.
433143907	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is set up. XX/XXXX Plan is kept. XX/XXXX Another plan set up, canceled X/XXXX due to non-performance. Minimal recent contact. The most recent contact was on X/X/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX Work hours cut. X/XXXX Air conditioner repair. X/XXXX Unexpected bills. X/XXXX Out of work due to XXXX . XX/XXXX Borrower is out of work due to a storm.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: XX/XX/XXXX An insurance claim check is received IAO $XXX for storm damages on X/XX/XXXX. Check is endorsed and released. No notes found indicating if/when repairs were completed.
433145173	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on repayment plan in X/XXXX, plan was for X payments starting X/XXXX. X/XX/XXXX borrower inquiring about XXXX relief request they sent by mail. Borrower appears to have been unemployed for a period of time but as of X/X/XXXX was back to work. Deferment for XXXX was for X months.

REASON FOR DEFAULT: Borrower unemployed due to XXXX for a short period of time.   Unable to determine long term reason for delinquency.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.  Modification executed after the first due date.

FORECLOSURE: Active foreclosure in X/XXXX, at mediation stage.   Foreclosure cancelled when loan modification boarded.

BANKRUPTCY: No evidence of BK.

PROPERTY:  XX/XX/XXXX borrower inquiring about loss draft.    Appears there was a loss prior to boarding.   XX/XX/XXXX states loss was in the amount of $XX,XXX.XX.  As of X/X/XXXX appears only XX% complete.  Inspection completed on X/XX/XXXX.  X/XX/XXXX work not complete and borrower wanted to fire contractor as not happy with the work.  It does not appear that the work is complete and as of XX/XXXX borrower is requesting funds released to do work themselves. Servicer has denied self repair.

433145291	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Notes X/XXXX reference an executed a loan mod that has been countersigned. Per notes on XX/XXXX the effective date of the mod is X/X/XXXX. No recent contact with borrower. Most recent notes show a BK discharge audit being completed.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $X,XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Borrower files for BKXX in XXXX. X/X/XXXX BK is discharged.

PROPERTY: No property issues found.

433143136	XXXX 24M PHCH	CURR	05/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a prior loan mod in XXXX. The loan has been paid sporadically with periodic additional payments made to bring current over the last X years. Borrower indicated XX/XXXX she was struggling to maintain current payments due to income reduction from XXXX. Servicer granted a X month XXXX deferral XX/XXXX, however, it appears the borrower has made all payments and loan is presently current. Last contact XX/XX/XXXX regarding payment.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XXX months, modified P&I $XXX.XX, no maturity date noted.  No deferred balance noted.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.
433143313	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is started. X/XXXX Plan is broken. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Plan is canceled. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Death of a family member. X/XXXX Illness of family member. X/XXXX Spouse was hospitalized. X/XXXX XXXX .

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144797	XXXX 24M PHCH	CURR	03/16/2021	02/18/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower accepts a repayment plan, no RFD is given. X/XXXX Plan is broken. X/XXXX Another plan is set up, broken that same month. XX/XXXX An online XXXX-XX assistance request is received. X/XXXX A XXXX deferral is completed. Borrower has not been very responsive with only minimal contact. The most recent contact was on X/X/XXXX to discuss the account.

REASON FOR DEFAULT: X/XXXX Out of work. X/XXXX XXXX .

MODIFICATION:

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144401	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Stip to mod approved in XX/XXXX. Plan confirmed and modification processed in XX/XXXX. Repayment plan approved in XX/XXXX. Notes on XX/XX/XXXX indicates that credit bureau reporting was suspended for X months due to XXXX FB plan. Last contact on XX/XX/XXXX, borrower advised of how XXXX FB plan works; payments suspended not deferred.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, curtailment of income.

MODIFICATION:  NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: FC closed and billed in XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433145017	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted X/X/XXXX due to curtailment of income (reduction of hours at work); borrower illness. Hardship noted throughout history. X-month FB offered X/X/XXXX. Plan confirmed kept X/XX/XXXX. Borrower stated X/XX/XXXX had small leak that needed to be fixed. X-month FB plan offered X/XX/XXXX. Borrower stated XX/XX/XXXX changed jobs. Plan broken XX/X/XXXX; paid less than due. X-payment FB offered X/X/XXXX. Borrower stated X/XX/XXXX impacted by XXXX . X-month FB offered X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Plan extended XX/XX/XXXX. Plan confirmed kept XX/XX/XXXX. Borrower stated X/X/XXXX on fixed income.

REASON FOR DEFAULT: Curtailment of income.  Borrower illness.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144635	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower advised payments were unaffordable XXXXdue to escrow increase. There is occasional ongoing contact for payment arrangements but no further discussion of hardship or loss mitigation. Account remains current since most recent reinstatement XXXX , last contact X/XX/XXXX.

REASON FOR DEFAULT: Payment increase

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures XX//XXXX, Deferred balance iao $XXX,XXX.XX is  eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed XXXX, XX-month amended plan confirmed in XXXX. MFRs were requested XXXX XXXX and again XXXX , both dismissed after reinstatement and case was discharged XXXX .

PROPERTY: Property is owner occupied. No property issues noted.

433145018	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to request a late fee waiver. The notes indicate the late fee waiver was denied because of a courtesy fee waiver that already occurred that year. No further contact with the borrower since that time and the loan has remained current. The borrower usually makes payments via the IVR or the servicer's website. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to family illness. No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143739	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower was approved for a payment plan in X/XXXX and X/XXXX; plan completed in X/XXXX. Borrower requested for any possible late fee waivers in XX/XXXX (last contact) due to the XXXX ; request to waive late fees was not approved due to late fees were already waived in XXXX and XXXX, additionally, fees were not assessed in XXXX - XXXX. Loan is current.

REASON FOR DEFAULT: Income reduction due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on XX/XX/XXXX.

433144058	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX, RFD was illness. X/XX/XXXX RFD was unemployment. XX/X/XXXX, RFD was death of son. On X/XX/XXXX borrower added another authorized person to the loan. Borrower stays in contact with the servicer, but is XXXX speaking, which has resulted in some communication issues.

REASON FOR DEFAULT: Unemployment and death of son.

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $$XX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: XX/XX/XXXX borrower called about loss draft check that was sent to servicer.  Wind damage and insurance proceeds received in the amount of $XX,XXX.XX.  Loss was on X/XX/XXXX.  Servicer endorsed check and sent to borrower.   No inspection completed and on X/XX/XXXX borrower stated still had repairs in the kitchen.  Additional insurance funds in the amount of $X,XXX.XX received X/XX/XXXX, unable to determine if supplemental funds or a new claim.  In XX/XXXX and XX/XXXX inspection was requested and cancelled a number of times.   Then on XX/XX/XXXX comments state that all funds had been disbursed without an inspection.

433144079	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit multiple times, review closed in XX/XXXX and XX/XXXX due to incomplete package received. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod document sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about payment increase, no other details provided.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: Appears loan was in active FC at start of contact history, FC placed on hold for loss mit as of XX/XX/XXXX and for XXXX-XX in XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. Motion to dismiss FC filed on XX/XX/XXXX, granted on XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144189	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, trial payments completed as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for X payment repayment plan as of XX/XX/XXXX, borrower declined as of XX/XX/XXXX. However, per conversation on XX/XX/XXXX, account noted as in active forbearance, plan completed as of XX/XX/XXXX, no other details provided. Borrower approved for X month deferral as of XX/XX/XXXX, next due date updated to XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired why next payment isn't due until XX/XXXX and why payment increased, advised payment increase due to escrow shortage and next payment due to deferral.

REASON FOR DEFAULT: Borrower unemployment due to XXXX-XX

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: Appears loan was in active FC and on hold for loss mit at start of contact history, FC closed as of XX/XX/XXXX with completion of mod, Motion to dismiss FC filed as of XX/XX/XXXX, granted as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144139	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer notes X/X/XXXX borrower approved for X-month Stip to Mod. Borrower noted to be on fixed income X/XX/XXXX. Borrower illness noted X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Mod workout booked XX/XX/XXXX. Borrower requested partial payment XX/XX/XXXX; stated XX/XX/XXXX had medical issues. Borrower stated XX/XX/XXXX borrower in hospital due to stroke. X-month repayment offered X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Borrower advised of payment amount X/XX/XXXX. Borrower stated XX/XX/XXXX hospitalized for X-months. Borrower stated X/XX/XXXX wanted to XXXX arate payment.

REASON FOR DEFAULT: Curtailment of income. Borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures XX/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  FC action closed/billed due to Mod booked XX/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143480	XXXX 24M PHCH	CURR	03/16/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower had monthly contact with servicer, and declined a repay plan in X/XXXX. Monthly contact continued through XX/XXXX, when borrower was on short-term disability. Borrower was on short-term disability starting in XX/XXXX; illness continued, and borrower was still on disability in X/XXXX. Monthly contact has continued. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Son's tuition, car and home repairs, family member illness and borrower illness.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144023	XXXX 24M PHCH	CURR	04/01/2021	03/27/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Prior HAMP loan mods noted in XXXX and XXXX with another loan mod granted in XXXX. Borrower struggled to maintain current payments in XXXX due to excessive obligations. He received a X month XXXX deferral in XXXX due to income curtailment. Recent delinquency due to family illness. Servicer has had limited contact with the borrower with last contact XX/X/XXXX regarding the deferment.

REASON FOR DEFAULT:  Income curtailment and family illness

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XXXX.XX is not eligible for forgiveness and is a balloon due at maturity.  Step X: rate of X% with P&I $XXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXX.XX beginning X/X/XXXX; Step X: rate of X.X% with P&I $XXX.XX beginning X/X/XXXX until maturity.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.

433144543	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Heir requested a payoff quote in X/XXXX, but then applied for hardship assistance and authorized her attorney on the account. All subsequent contact has been with the attorney. A X-month trial mod plan was approved in X/XXXX. Heir verified payment of insurance draw in X/XXXX. Modification was completed in XX/XXXX. Heir made a phone payment the following month; no further contact.

REASON FOR DEFAULT: Both original borrowers are deceased. Hardship reason for heir was not provided.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $X,XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures XX/X/XXXX. No deferred amounts noted.

FORECLOSURE: Referred XX/XX/XXXX, NOD filed X/XX/XXXX. Placed on hold for loss mitigation in X/XXXX, action was dismissed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Heir to property reported an insurance claim for fire/lightning damage in X/XXXX, DOL XX/X/XXXX. Work was reported completed by heir in X/XXXX, and a disbursement of $XXX,XXX.XX was approved. Additional funds of $XX,XXX.XX were received in X/XXXX. Funds were disbursed to heir in X/XXXX, and a final draw from the original claim iao $XX,XXX.XX was disbursed in XX/XXXX.

TITLE: Prior unreleased mortgage. Title claim filed X/XX/XXXX. Lien satisfaction received in X/XXXX, title issue cleared. Unable to verify whether an assumption was completed for heXXXX of property.
433144960	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower reinstated in X/XXXX, and made a phone payment in XX/XXXX. Borrower had negative monthly financials in X/XXXX, but made a phone payment. Borrower reported a XXXX hardship in X/XXXX, but didn't apply for assistance until X/XXXX. Servicer granted a X-month FB plan. Borrower applied for assistance in XX/XXXX, and servicer reviewed missing documents in XX/XXXX. Borrower reinstated the account in XX/XXXX. No further contact. Subsequent payments were made through the website.

REASON FOR DEFAULT: Family death, XXXX impact-borrower not working

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower filed an insurance claim for storm damage on DOL X/XX/XXXX. Servicer spent most of XXXX and XXXX requesting documents from borrower, who wanted to self repair. A loss draft was disbursed in X/XXXX to a roofing company. Borrower asked about applying insurance funds to arrearage in XX/XXXX. Notes show roof repairs at XXX% on X/XX/XXXX.
433143432	XXXX 24M PHCH	CURR	04/01/2021	02/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a date change to a scheduled payment due to spouse's paycheck was not received. The loan is current but had a brief period of delinquency since the last contact but no records of attempts made since that time. The notes reflect a repayment plan offered in XX/XXXX, the details of which were not noted in the contact history. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to car repairs and excessive obligations. Was also noted as spouse injury at work in XX/XXXX. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years and X months, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144883	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is started, X/X/XXXX Plan is broken. X/XX/XXXX Plan is restarted, kept in XX/XXXX. X/X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is started. X/X/XXXX Plan is kept. Borrower has been cooperative. The most recent contact was on X/XX/XXXX with account balances being discussed.

REASON FOR DEFAULT: X/XXXX Change of employment. X/XXXX Illness of mortgagor. X/XXXX Car accident and XXXX

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX initially at X.XXX% for X years, modified P&I $XXX, matures XX/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144655	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative. The borrower appears to be cooperative and usually makes payments via the servicer's IVR. The borrower has been offered XXXX relief options but has declined. The loan is current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to financial problems and reduced work hours caused by the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%. Loan term is XX years. Modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX, which is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect an insurance claim that started with the previous servicer due to wind/hail damage with a date of loss on X/X/XXXX. Claim checks totaling $XX,XXX.XX were received and the claim was treated as monitored. Inspection results confirmed repairs made at XXX% and claim funds disbursed. The claim was closed on X/XX/XXXX.
433144268	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin XXXX XXXX with a mod application in progress, hardship noted is borrower illness. Mod was denied XXXX XXXX and appeal denied XXXX XXXX, reason is not noted. Account remained current until request for XXXX assistance due to spouse loss of work, forbearance approved through XXXX XXXX. Borrower completed a repayment plan XXXX-XXXXto fully cure and remains current, last contact XX/X/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance. Mod was executed X/XX/XXXX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144846	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower was impacted by XXXX-XX with temporary unemployment and then a reduction of income. Minimal contact with the borrower.

REASON FOR DEFAULT: The latest reason for default temporary unemployment and then curtailment of income.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, Step X at X.XXX% for X year P&I $XXX.XX, Step X at X.XXX%, for X year P&I $XXX.XX,  Step X at X.XX%, for XX years P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No active BK found, the borrower was in a previous Chapter XX Bankruptcy that a Relief of Stay was granted XX/XX/XXXX, with no additional details provided.

PROPERTY: No property conditions found

433143819	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Account is discharged from a BK. Since the discharge, fairly regular contact is recorded with borrower making payment arrangements. No other recent activity was found. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Property damages. XX/XXXX Unemployment.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at a fixed X.XXX%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: BKXX is active when the history starts in X/XXXX. X/X/XXXX BK is discharged.

PROPERTY:. XX/X/XXXX X Claim checks are receiving IAOs $X,XXX, $XXX, and $XXXX for property damages due to XXXX  which occurred on X/XX/XXXX. Claim is unmonitored and funds are endorsed and released.

433144735	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggled to make payments on the loan but was able to bring the loan current. Borrower was approved for several repayment plans but failed to perform on the plans; stated in XX/XXXX that RFD was due to medical expenses. Borrower also advised in XX/XX/XX that RFD was due to taking a full time job with benefits but lower pay. Mod review was initiated on XX/XX/XX and a trial plan for X payments was approved effective X/XXXX. Borrower called in X/XXXX requesting XXXX-XX FB plan and was advised that due to the delinquency not caused by the XXXX , would not qualify for the FB. Borrower completed the trial plan and was approved for a mod effective X/X/XX, however, borrower requested for the final mod to be cancelled and requested a repayment plan instead. XXXX-XX FB denial was also discussed, borrower was advised that he was denied the FB on the basis that the property was vacant but borrower advised that the property was not vacant at the time of review. Borrower stated on X/XX/XX that he was aware of not being eligible for the FB since the loan was delinquent prior to the XXXX just wanted to have the occupancy status updated. Repayment plan for X payments was set up on X/XX/XX. Breach in terms of payment plan was sent on X/XX/XX. Loan reinstated in XX/XXXX. Last contact was in X/XXXX, borrower called in to inquire about changes to escrow, wanted to know why payment decreased and was advised that escrow analysis was completed and decrease in payment was due to the reinstatement. Loan is current.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XXX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144834	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. No further contact since that time and no attempts made. The borrower appears to be cooperative and usually pays via the servicer's IVR. The loan was modified in X/XXXX after successfully completing a trial period plan that began in X/XXXX. The loan has remained current since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to borrower unemployment. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%. Loan term is XX years. Modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the modification completed in X/XXXX, at which point the foreclosure was dismissed. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143926	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Seven month repayment plan approved in XX/XXXX. Borrower requested assistance in XX/XXXX due to XXXX, servicer advised the borrower to fill out an application online. XXXX FB plan approved and borrower not required to make payments for X months. Last contact on XX/XX/XXXX, payment made via phone and the borrower advised that she did not want to receive default letters.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, having a hard time finding full-time work. Borrower lost their job in XX/XXXX.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on X/XX/XXXX.
433144007	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/X/XXXX requested XXXX assistance, servicer offered an FB which was declined. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: STEP/NON-HAMP, first pay due XX/X/XXXX, modified balance $X,XXX,XXX.XX at X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: Comments indicate borrower has been discharged in a BK X, no further details provided.

PROPERTY: NA

433143943	XXXX 24M PHCH	BK11	06/01/2021	02/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower makes contact occasionally for phone payment or account inquiry, no discussion of hardship or loss mitigation due to BK flag. Last contact X/X/XXXX, call transferred with no details noted.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXXX.XX, matures X/X/XXXX, $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX, plan not provided. Servicer is monitoring for BK Closing Order.

PROPERTY: Property is non-owner occupied per inspection results. No property issues noted.

433144765	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, borrower did not like higher payment on new mod, mod cancelled as of XX/XX/XXXX due to non-performance. Loan reviewed for mod in XX/XXXX, approved for trial mod as of XX/XX/XXXX, final mod documents sent to borrower as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, no loss mit related to impact noted. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Curtailment of income due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of mod. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143482	XXXX 24M PHCH	DELQ	03/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted XX/XX/XXXX due to excessive obligations. Xrd party advised of NSF payment X/XX/XXXX. Last contact X/XX/XXXX inquiring about additional hazard insurance proceeds.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower inquired about hazard insurance claim X/X/XXXX. Date of loss X/XX/XXXX for $X,XXX.XX. Servicer confirmed receipt of proceeds XX/X/XXXX. Funds endorsed and sent to borrower XX/XX/XXXX.
433144703	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower checking on the status of the deferral agreement. The borrower was impacted by XXXX-XX due to hours being cut from their job. The borrower was approved for a deferral of X monthly payments beginning with the XX/XX/XXXX payment. Minimal contact with the borrower since the deferral was approved.

REASON FOR DEFAULT: The reason for default was curtailment of income.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX,  Step X at X.XXX%, for X year P&I $X,XXX.XX, Step X at X.XXX% for X year $X,XXX.XX, Step X at X.XXX% for XX years P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433143922	XXXX 24M PHCH	CURR	04/09/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/X/XXXX due to curtailment of income. Borrower illness noted X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Curtailment of income. Borrower illness.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property occupancy is unknown. No property damage noted.
433143208	XXXX 24M PHCH	DELQ	03/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: contact history begins X/XXXX. Borrower called in X/XXXX to schedule a payment stating RFD du to not enough hours at work; workout options were discussed. Borrower declined repayment plan offer in X/XXXX. A X month repayment plan was approved and set up in X/XXXX; RFD due hours were cut at work. Borrower called in on XX/XX/XX stating that she set up a repayment plan but provided the wrong dates, plan payments were changed to XX/X/XX and XX/X/XX; repayment plan completed. Last contact was on X/X/XX, borrower scheduled a payment and stated RFD due to income decreased. Loan is currently delinquent.

REASON FOR DEFAULT: Loss of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires unspecified. No deferred balance. $XX,XXX of the principal balance of $XXX,XXX has been permanently forgiven.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143277	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for X month forbearance plan as of XX/XX/XXXX, borrower approved for X month deferral as of XX/XX/XXXX, no other details provided. Last contact on XX/XX/XXXX, Servicer inquired if borrower still needed assistance, borrower stated they could make their mortgage payment, no other details provided.

REASON FOR DEFAULT: Borrower unemployment due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, maturity date not provided.  No deferred balance noted. $XXX,XXX of combined principal balance of $XXX,XXX was forgiven at time of mod.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143578	XXXX 24M PHCH	DELQ	03/01/2021	02/27/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX FC is active on the account. X/XXXX Account is being reviewed for a mod. X/XXXX A stip to mod is approved. X/XXXX A final mod is implemented. X/XXXX Borrower reports they have been impacted by XXXX-XX. X/XXXX XXXX-XX FB is denied. Several notes follow with borrower incorrectly believing they were approved for the FB plan. X/XXXX Borrower applies for XXXX assistance. X/XX/XXXX notes show a complete application is received, but no notes found indicating a decision was made. Borrower has not been very cooperative with several recent hang-ups during calls. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: FC is active when the history starts in X/XXXX. X/XXXX Judgment is entered. Account is reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143287	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is set up, no RFD is given. X/XXXX Borrower cancels the repayment plan. XX/XXXX Another repayment plan is set up, broken in X/XXXX. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. XX/XXXX Borrower states they had XXXX-XX and were just released from the hospital, assistance is requested. X/XXXX A deferral is completed. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Medical issues. X/XXXX Curtailment of income. X/XXXX XXXX . XX/XXXX Medical.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143902	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was in X/XXXX; borrower didn't qualify for a repay plan, and was advised to apply for a modification. Only contact with borrower was during inbound calls when borrower would make a payment. Borrower verified escrow account status and balance in X/XXXX and again in X/XXXX. Borrower reported a XXXX hardship in late XXXX, but didn't request assistance. Last contact was in XX/XXXX during a phone payment. Subsequent payments have been made via the website.

REASON FOR DEFAULT: Excessive obligations, personal issues. Spouse unemployment, borrower missed work due to surgery. Spouse and daughter laid off due to XXXX

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433143897	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower making a payment. The borrower was unemployed during early XXXX but was able to bring the loan current without any Assistance for the servicer. Minimal contact with the borrower.

REASON FOR DEFAULT: The latest reason for default was reduction of income with the previous being temporary unemployment.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, Step X at X.XXX% for X year P&I $XXX.XX, Step X at X.XXX%, for X year P&I $XXX.XX, Step X at X.XXX% for XX years P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX.XX of which $X.XX is eligible for forgiveness.

FORCLOSURE: No foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property conditions found

433143904	XXXX 24M PHCH	CURR	04/01/2021	03/06/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Prior loan mod noted in XXXX with no RFD provided. Servicer has had limited contact with the borrower with last contact X/XX/XXXX regarding payment and HOI. Loan has been XX days delinquent in the last XX months and is presently current.

REASON FOR DEFAULT:  N/A

MODIFICATION:  STEP RATE, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.  Step X: rate of X% with P&I $XXX.XX beginning X/X/XXXX; Step X: rate of X% with P&I $XXX.XX beginning X/X/XXXX until maturity.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY:  Unable to verify the property occupancy.  No issues noted.

433144651	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, but they do not want to submit an assistance application. Borrower has not been very responsive. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Death of a family member. XX/XXXX Personal matters. X/XXXX XXXX-XX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. $XXX,XXX of the modified UPB has been deferred. $XXX,XXX of the deferred amount is eligible for permanent forgiveness on the first, second, and third anniversary of $XXX,XXX in equal one-third portions provided the borrower is in good standing

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144844	XXXX 24M PHCH	DELQ	03/01/2021	02/23/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent last X years, borrower unresponsive to servicer until XXXXresponse to letter requesting proof of insurance. This call resulted in no hardship or account discussion and no other right party contact is noted.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433143118	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower is receiving assistance from HHF, funds are posting to the account. XX/XXXX A repayment plan is set up, XX/XX/XXXX plan is broken. X/XXXX Another repayment plan is set up, broken X/XXXX. X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Plan is kept. X/XXXX A XXXX deferral is completed. Borrower has been cooperative. The most recent contact was on X/XX/XXXX, payment arrangements are made, the borrower is still being affected by the XXXX

REASON FOR DEFAULT: XX/XXXX Disability and medical issues. X/XXXX XXXX .

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, maturity left unchanged(X/X/XXXX). Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144524	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX-XX in XX/XXXX and XX/XXXX, no loss mit related to XXXX-XX noted. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower made a payment and stated wife was laid off due to XXXX-XX but did not recover assistance.

REASON FOR DEFAULT: Borrower illness and borrower unemployment due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144692	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan confirmation letter sent on XX/XX/XXXX, plan broken as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Car repairs and medical bills and curtailment of income.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is  eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X.XX%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: Prior discharged BKX noted as of XX/XX/XXXX, BK filing date, discharge date and case number not provided, no other details provided. No other BK activity noted.

PROPERTY: No property issues noted.
433143146	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: First contact was X/X/XXXX, RFD, husband ill. X/XX/XXXX RFD was death in the family. Borrower is not living in the property. Borrower stays in contact with the servicer and keeps promises when made.

REASON FOR DEFAULT:   Last RFD was X/XX/XXXX, borrower has been ill.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX.  $XX,XXX.XX forgiven and $XXX.XX deferred until maturity.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143219	XXXX 24M PHCH	CURR	05/01/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and in X/XXXX. An authorized third party requested the amount due in XX/XXXX; borrower reinstated that month. Servicer offered a repay plan in XX/XXXX, but borrower declined. Borrower would have contact with servicer when she made phone payments, but otherwise gave only promises to pay. Borrower said she was on fixed income in X/XXXX; no further contact.

REASON FOR DEFAULT: Excessive obligations, income curtailment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XXX months, modified P&I $XXX.XX. No deferred amounts noted. Maturity date was not stated in the agreement, but was calculated to be X/X/XXXX based on a stated term of XXX months from first payment date.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower sent an insurance check to servicer for fire damages on DOL X/XX/XXXX iao $X,XXX. Funds were endorsed and released to borrower in X/XXXX. Stop payment was placed on the check in X/XXXX, borrower had never received the funds. New check was sent in X/XXXX. Servicer notes do not mention status of repairs.
433144673	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower calling in to follow up on the deferral. The borrower was injured and lost his job. The borrower was approved for an X payment deferral beginning with the X/X/XXXX payment. Minimal contact with the borrower due to the prior bankruptcy and loan paying as agreed.

REASON FOR DEFAULT: The reason for default was illness of the borrower.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, Step X at X.XXX% for X year P&I $X,XXX.XX, Step X at X.XXX%, for X year P&I $X,XXX.XX,  Step X at X.XXX%, for X year P&I $X,XXX.XX Step X at X.XXX% for XX years P&I $X,XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X,XXX which is not eligible for forgiveness based on borrower performance.

FORCLOSURE: No active foreclosure activity found

BANKRUPTCY: No BK activity found

PROPERTY: No conditions found

433144934	XXXX 24M PHCH	DELQ	02/01/2021	01/23/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The notes mentioned discussing a repayment plan but no indication of a plan set up. No further contact and the borrower has not been responsive to recent attempts. The loan is delinquent with sporadic payment history. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower illness. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years and X months, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure until a full reinstatement was received in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144688	XXXX 24M PHCH	BK13	04/01/2021	03/18/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: X prior loan mods noted from XXXX. Borrower has been cooperative with the servicer over the last X years with last contact X/XX/XXXX regarding changing her name. Previous comments and documents indicate borrowers are divorced since XXXX with QCD to borrower in file. Borrower has had X NSF charges in the last year and recently filed CHXX BK in XXXX. RFD continues to be income curtailment. Loan is contractually due for the X/X/XXXX payment.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, matures/expires XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.  Terms revert back to original note terms beginning with XX/X/XXXX payment.

FORECLOSURE: No FC activity noted

BANKRUPTCY: Active CHXX BK filed in XXXX.  Unable to verify Case number. No POC filed yet and no plan confirmation noted.

PROPERTY: Property is owner occupied with no issues noted.
433144507	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Modification requested in XX/XXXX with permission of BK courts. Stip to mod approved in XX/XXXX. Plan completed and mod processed in XX/XXXX. Very little contact with the borrower due to BK. Last contact on XX/XX/XXXX, borrower called to make a payment via phone. Servicer advised that the mod was being processed and once the system was updated they could make a payment.

REASON FOR DEFAULT:  RFD as of XX/XX/XXXX, unemployment but borrower stated was going to start back to work soon.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: FC closed and billed in XX/XXXX due to modification. Referral date is unknown.

BANKRUPTCY: Comments being with loan in BK status. BK dismissed in XX/XXXX.

PROPERTY: No evidence of property issues found in the comments.  Owner occupied per data tape.

433145316	XXXX 24M PHCH	CURR	05/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower stated would submit package for loss mitigation. No RFD or commitment to pay. Complete modification package received X/XX/XXXX. Stip plan as of X/X/XXXX with X payments of $XXX.XX starting X/X/XXXX, no down payment. All payment made. Last contact on XX/XX/XXXX questioning escrow account.

REASON FOR DEFAULT: Borrower has never provided an RFD.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX, matures XX/X/XXXX.  No deferred balance.

FORECLOSURE: Referred to foreclosure X/XX/XXXX.  Foreclosure cancelled when modification boarded.

BANKRUPTCY: XX/XX/XXXX states BK discharged, no chapter, date or case number.

PROPERTY: No evidence of property damage.

433144195	XXXX 24M PHCH	DELQ	03/01/2021	03/06/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was denied mod assistance XXXX XXXX for insufficient income. Servicer kept FC on hold to allow borrower time to apply for HHF. Full reinstatement of XX payments paid by HHF XXXXwith ongoing HHF assistance through termination XXXX . Borrower defaulted XXXXafter $XXX escrow increase and advised of hardship due to illness. Account remains rolling XX-delinquent, last contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX, $XX,XXX deferred balance is not eligible for forgiveness.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX, title is clear. Sale set for XXXXpostponed multiple times for loss mitigation, case dismissed after reinstatement.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144918	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower is working with loss mit, a stip to mod is approved. XX/XXXX Final mod is processed. Since the mod, no significant activity has been noted. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: Account is referred to FC in XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143341	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact XX/XX/XXXX borrower called to see when remaining claim funds would be released. Servicer advised inspection was at XX% not XXX% borrower got upset. Nothing further was discussed.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: Comments indicate there was an active FC, date referred to FC unknown, action closed X/XX/XXXX.

BANKRUPTCY: Borrower was active in BK XX unknown filing date, BK dismissed X/XX/XXXX

PROPERTY: As of X/X/XXXX comments indicate property damage on XX/XX/XXXX due to wind.  Comments and pay history shows servicer received hazard claim funds of $XX,XXX.XX on X/XX/XXXX and $XX,XXXX.XX on X/XX/XXXX both deposited to restricted escrow.  Servicer made disbursements of $XX,XXX.XX on X/X/XXXX then disbursed $XX,XXX.XX on X/XX/XXXX and disbursement on XX/XX/XXXX for $XX,XXX.XX.  Appears prior servicer XXXXhave received funds as well but amount not know.  As of XX/X/XXXX servicer notes work XX% complete ceiling painting in garage still needed, as of X/X/XXXX servicer has not closed claim.

433145140	XXXX 24M PHCH	CURR	04/25/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer solicited a X-month trial mod plan in X/XXXX. Borrower updated his email address in X/XXXX and made a trial payment. Borrower was advised to continue trial payments in XX/XXXX while final documents were created. In XX/XXXX, borrower declined the modification since it was taking too long, and requested a reinstatement quote. Borrower reinstated in X/XXXX; source of funds is unknown. Borrower paid insurance premiums in X/XXXX. Servicer had added an escrow line as part of the mod terms; in X/XXXX and again in X/XXXX, borrower asked servicer to remove the escrow line as the mod was never completed. Servicer declined, as borrower was in default at the time of the requests. No further contact.

REASON FOR DEFAULT: Not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143680	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in and was advised of the amount due. Said forgot about the payment and agreed to make a payment over the phone. The borrower appears to be cooperative during noted conversations and usually pays via the servicers IVR. The customer has been dealing with an insurance claim and repairs for much of the past X years. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XX/XXXX was due to forgetting about the payment. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX%. Loan term is XX years and X months. Modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect an insurance claim due to fire/lightning with a date of loss on X/XX/XXXX. The insurance claim totaled $XXX,XXX.XX and was received X/X/XXXX. The claim was considered monitored. repairs and inspections were completed and the notes from XX/XXXX confirm that all insurance funds have been disbursed and the claim has been closed. No further damage or ongoing repairs.
433143322	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and agreed to make a payment over the phone. No further contact noted in the contact history despite noted attempts. The loan is current but had a brief period of delinquency in the past XX months. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to the death of a family member. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% until maturity, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144835	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave a promise to pay in X/XXXX, and expressed interest in refinancing. Borrower asked about a payment increase due to an escrow shortage in X/XXXX. Borrower continued to have contact with servicer most months. Borrower authorized his spouse on the account in X/XXXX and reported a XXXX impact. Servicer advised borrower to apply for assistance in X/XXXX,, and servicer approved a X-month FB plan in X/XXXX. No further contact. Subsequent payments have been made through the website.

REASON FOR DEFAULT: Medical expenses, borrower illness, XXXX impact-loss of income

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143625	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive to servicer phone attempts throughout delinquency starting XXXX , but advised field agent XXXXthat he did not want assistance. Borrower did make contact after door knock to advise hardship was due to reduced work hours, repay plan declined and account fully reinstated XXXX . Last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance. Mod was not executed until X/XX/XXXX; maturity date has since been extended X months.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144369	XXXX 24M PHCH	DELQ	03/01/2021	02/01/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower, all payments made via website or phone payment IVR system. Last contact on XX/XX/XXXX, borrower stated they made a payment online.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NON HAMP Fixed Rate, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433145337	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in and went over welcome information after the servicing transfer. The borrower appears to be cooperative. The loan has been modified multiple times, the most recent in X/XXXX. The loan has had periods of delinquency since that time but is current. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to excessive obligations. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $X,XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145068	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Welcome call completed in X/XXXX, and borrower made a phone payment in X/XXXX. Servicer offered a repay plan in X/XXXX, but borrower declined. Borrower had contact with servicer most months in XXXX, but contact became sporadic in XXXX as borrower's payment stream became more regular. Borrower made a phone payment in X/XXXX, and another in X/XXXX. No further contact. Subsequent payments were made via the website.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145044	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX borrower called to set up for on line payments. RFD on XX/X/XXXX was illness of borrower. Most contact with the borrower has been making payments. When contact has been made with the borrower they have kept promises. Last contact was X/X/XXXX making payment and inquiring about setting up ACH.

REASON FOR DEFAULT: XX/X/XXXX, illness of borrower.

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX.  Deferred balance iao $X,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145048	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Appears form comments on X/XX/XXXX that there was a repayment plan set up with servicer, details of the plan are not noted. Appears plan was completed. Borrower and servicer discussed workout options on XX/XX/XXXX, servicer advised that they need a workout packet; no workout was received. Comments on XX/X/XXXX indicate a repayment plan was set up, details of the plan are not noted. Appears plan was completed. Last contact X/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Family unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143910	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower contacted the servicer via web chat wanting to make a payment via the website, but there was a stop in place. The stop was then removed. No further contact with the borrower despite noted attempts. The loan is current but has had some recent periods of delinquency. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to curtailment of income. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years at $X,XXX.XX/mo, then X.XXX% for X year at $X,XXX.XX/mo, then X.X% for remaining term at $X,XXX.XX/mo. Term is XX years, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433143563	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: No recent significant activity was found. No loss mit activity noted. The most recent contact was on X/XXXX with the account status and late charges being discussed.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor. X/XXXX Curtailment of income. X/XXXX Payment adjustment.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144831	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower requested online assistance X/X/XXXX. Borrower called to cancel payment X/X/XXXX. Borrower hardship noted X/XX/XXXX due to car repairs. Borrower stated XX/XX/XXXX business slower than usual. Borrower again stated XX/XX/XXXX work slow. Servicer offered repayment plan X/XX/XXXX. Plan broken X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX . X-month repayment plan offered X/XX/XXXX. Plan kept X/XX/XXXX. Repayment plan again offered XX/X/XXXX. Plan kept XX/XX/XXXX. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%interest-only for X years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433143396	XXXX 24M PHCH	CURR	04/17/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for repayment plan in XX/XXXX, confirmation letter sent as of XX/XX/XXXX, plan broken as of XX/XX/XXXX. Borrower approved for repayment plan in XX/XXXX, confirmation letter sent as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower approved for repayment plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, was already on repayment plan, no other loss mit related to XXXX-XX noted. Loan reinstated as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower disputed late charges and that she was having issues with payments going through online since it won't accept her password.

REASON FOR DEFAULT: Borrower unemployment, and curtailment of income due to XXXX-XX.

MODIFICATION: Missing. Per mod confirmation letter dated XX/XX/XXXX, borrower was approved for X month temp mod, first pay due XX/XX/XXXX, modified interest rate of X.XX% and modified P&I $XXX. Modified balance, and maturity date not provided.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144807	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower and servicer discussed workout options in X/XXXX but no workout packet was received. On X/X/XXXX servicer set up a repayment plan details of plan not noted. Second plan set up X/X/XXXX no details of this plan noted. Last contact XX/XX/XXXX borrower made a payment over the phone which posted XX/XX/XXXX, nothing further discussed.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433145029	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Six month stip to mod approved in XX/XXXX. Plan complete and mod processed in XX/XXX. Borrower requested assistance in XX/XXXX; deferment granted in XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to speak to a supervisor, stated that they overnighted a check and it had yet to post. Supervisor indicated that the payment had posted, but borrower was concerned that it had not been removed from her account.

REASON FOR DEFAULT:  RFD as of XX/XXXX, medical bills.  Borrower stated in XX/XXXX that there was fraud on their bank account and spouse's health affected by XXXX.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X. Deferment granted in XX/XXXX, due date rolled from XX/XX/XXXX to XX/XX/XXXX.

FORECLOSURE: FC closed and billed in XX/XXXX.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144937	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower trying to qualify for loss mitigation in X/XXXX. X/XX/XXXX borrower stated could make monthly payments, but could not make up past due payments. Borrower sent stip plan X/XX/XXXX for X payments of $XX,XXX.XX starting X/X/XXXX. Down payment of $XX,XXX.XX. Borrower completed stip payments in X/XXXX. Borrower did not accept the terms of the modification and brought the loan current on their own. Appears large amount of corporate advances and deferred balances. X/XX/XXXX borrower disputing the deferred balance the servicer is showing, does not appear to have been resolved.

REASON FOR DEFAULT: Borrower has never provided a firm RFD.

MODIFICATION: NonHAMP ARM mod in file dated XX/X/XXXX, first due X/X/XXXX, modified balance $X,XXX,XXX at X.X% for X years, P&I $XXXX.XX for X years, maturity date modified to XX/X/XXXX. No deferred amount. These terms are currently being serviced with last ARM notice dated XX/XX/XXXX which states the current terms.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144677	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative. The borrower was offered a forbearance plan in XX/XXXX that ended in X/XXXX and the loan was fully reinstated in X/XXXX. The loan has remained current since that time and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to payroll issues. Was also helping children with college expenses. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $XXX.XX/mo, then X.X% for X year at $X,XXX.XX/mo, then X.X% for X year at $X,XXX.XX/mo, then X.X% for X year at $X,XXX.XX/mo, then X.X% for remaining term at $X,XXX.XX/mo. Term is XX years, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX, which is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144492	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was delinquent when history began in X/XXXX. Borrower called in on X/X/XX to inquire about mod; loss mit package was not received. Six payments were applied in X/XXXX bringing the loan current. Last contact was on XX/X/XX, co-borrower scheduled a payment and stated that RFD was due to unexpected expenses - car repairs. Loan is current.

REASON FOR DEFAULT: Unexpected expenses - car repairs.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied on X/XX/XXXX.

433143293	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in regarding an insurance claim and needing the claim check endorsed. The notes reflect an insurance claim filed and claim proceeds have been endorsed and sent to the borrower. The loan is current but has had periods of delinquency during the past XX months. The borrower appears to be cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to behind on bills due to plumbing issues. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X% for XX years and X month, modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. An insurance claim was filed due to water damage with a date of loss on XX/XX/XXXX. Insurance proceeds totaling $X,XXX.XX was received on X/XX/XXXX. The claim check was endorsed and released on X/XX/XXXX and the claim was treated as non-monitored. No confirmation that repairs have been completed. The notes also reflect a prior insurance claim due to water with a date of loss on X/XX/XXXX and an insurance claim check totaling $XX,XXX.XX received on XX/XX/XXXX. That claim as also non-monitored and the claim check was endorsed and released to the borrower on XX/XX/XXXX.
433144589	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower confirmed payment receipt in X/XXXX, and asked about a payment increase due to an escrow shortage in X/XXXX. Borrower cancelled auto-draft payments in X/XXXX after an NSF payment. Borrower made a phone payment in XX/XXXX and in X/XXXX, and declined payment assistance in X/XXXX. Borrower requested website password assistance in X/XXXX and in X/XXXX. Borrower promised to pay online in XX/XXXX. Last contact was in X/XXXX when borrower verified payment receipt.

REASON FOR DEFAULT: Reduced income, XXXX tic tank repairs

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143294	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Comments on X/XX/XXXX indicate borrower was impacted by XXXX, servicer set up a repayment plan on X/XX/XXXX; plan is for X months no further details. Revised plan set up X/XX/XXXX and X/XX/XXXX, details not noted. Last contact X/X/XXXX borrower had question about the FB plan which servicer answered.

REASON FOR DEFAULT: Curtailment of income

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144987	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: On X/XX/XXXX borrower called in and was disputing the payment increase, servicer advised borrower to send dispute in writing. Servicer never received dispute. Borrower on X/XX/XXXX stated impacted by XXXX, servicer offered a X month FB which was accepted. Borrower requested extension of FB on X/XX/XXXX, servicer advised need a workout packet. Servicer received an incomplete workout packet on X/XX/XXXX, as of X/XX/XXXX servicer has not noted receipt of missing documents. Last contact XX/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144943	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Modification had been sent to borrower prior to servicing transfer, but not returned until after, causing a delay in boarding. Borrower called X/XX/XXXX checking on modification. XX/XX/XXXX borrower calling to make payments, no RFD. XX/XX/XXXX RFD was car repairs, same RFD X/XX/XXXX.

REASON FOR DEFAULT: I appears that the borrower is over extended, but keeps in touch with the servicer and keeps promises.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144764	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted a impacted by XXXX-XX in XX/XXXX, borrower requested assistance as of XX/XX/XXXX, borrower offered special forbearance X month repayment plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about amount due, advised $XXX.XX, borrower stated will make payment through bill pay.

REASON FOR DEFAULT: Borrower unemployment due to XXXX-XX and out of the country.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X.XXX%, $XXX per month, effective XX/XX/XXXX; Step X rate X.XX%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143155	XXXX 24M PHCH	DELQ	03/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is started. X/XXXX Plan is extended. X/XXXX Additional XXXX assistance is requested, an application is submitted. Borrower has not been very responsive. The most recent contact was on X/X/XXXX with the status of the application being discussed. As of X/XX/XXXX the XXXX-XX assistance application is pending.

REASON FOR DEFAULT: X/XXXX Temporary unemployment. XX/XXXX Curtailment of income. X/XXXX XXXX .

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures XX/X/XXXX. Deferred balance IAO $X,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144190	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was in XX/XXXX when borrower made a phone payment. Borrower reported a XXXX hardship in X/XXXX, but didn't request any assistance.

REASON FOR DEFAULT: XXXX-Not provided. XXXX-XXXX impact

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145301	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for repayment plan with prior servicer in XX/XXXX, plan broken as of XX/XX/XXXX. Credit reporting dispute noted in XX/XXXX, reporting noted as accurate as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was advised of total amount due, borrower stated would make payment on XX/XX/XXXX via website.

REASON FOR DEFAULT: Family death and work was slow.

MODIFICATION: N/A.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144185	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was XX/XX/XXXX with the borrower asking why the late fees were not included in his reinstatement. The borrower had been out of the country and due to XXXX-XX restrictions could not return. The payment changed due escrow analysis and he was not aware and draft did not go through. The borrower previously received hardest hit funds in XXXX for the unemployment program.

REASON FOR DEFAULT: The reason for default was the borrower was out of the country.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433144560	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower asking questions concerning the Mod and payments. The reason for default was divorce with the divorce decree granting the house to the husband who signed the Mod. This was a Mod dependent upon the borrower completing X on-time payments prior to being approved. The borrower was successful and was approved for the Mod.

REASON FOR DEFAULT: The reason for default was divorce.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, and matures XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X.XX is eligible for forgiveness.

BANKRUPTCY: No BK activity found.

FORECLOSURE: No FC activity found.

PROPERTY: No property conditions found

433145346	XXXX 24M PHCH	DELQ	03/01/2021	02/13/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Prior servicer completed a modification in X/XXXX. Borrower made a phone payment n X/XXXX, and declined payment assistance, yet applied for mod assistance in X/XXXX. Prior servicer approved a X-month trial mod plan that month. Modification was completed in X/XXXX. Borrower applied online for XXXX assistance in X/XXXX, and servicer approved a X-month FB plan. Borrower was unable to reinstate the arrears after the plan expired, and requested additional assistance in X/XXXX. Servicer granted a X-month deferral in X/XXXX. No further contact.

REASON FOR DEFAULT: Excessive obligations, XXXX impact-borrower not working

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

433144823	XXXX 24M PHCH	CURR	03/23/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Skip trace efforts noted X/XX/XXXX. Welcome call completed X/XX/XXXX. Borrower stated X/X/XXXX wanting to review payment history/escrow balance. Borrower stated X/X/XXXX feels like payment is missing. Borrower interested in repayment plan; has out of pocket expenses; vehicle needs mechanical repairs. Repayment plan offered X/XX/XXXX for X-months. Borrower inquired about insurance carrier X/XX/XXXX. Borrower advised of increased payment X/X/XXXX. Last contact noted X/X/XXXX.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Borrower stated X/X/XXXX fell behind due to property damage. No further details provided.
433144270	XXXX 24M PHCH	CURR	05/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower applied for mod assistance in XX/XXXX, and servicer approved a X-month trial mod plan in XX/XXXX. No further contact with borrower. Modification was completed in X/XXXX, and subsequent payments were made through the website.

REASON FOR DEFAULT: Divorce

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline was not provided. MSJ filed X/XX/XXXX. Judgment was entered X/XX/XXXX, resolving a contested matter. A sale was scheduled for X/XXXX, but a loss mit hold was entered prior to the sale date. Case was dismissed in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144423	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Modification was completed in X/XXXX, with the successor in interest (SII) signing the agreement. Authorized third party (ATP and SII) gave a promise to pay in X/XXXX, and authorized another party on the account. NSF payment in XX/XXXX. Servicer offered a repay plan in XX/XXXX, but ATP defaulted that month after another NSF payment. ATP reinstated in XX/XXXX, and made a phone payment in X/XXXX. ATP applied for XXXX assistance in X/XXXX, and servicer approved a FB plan. ATP requested a deferment, but servicer was only offering a mod review, which ATP declined in X/XXXX. ATP continued to request assistance, and servicer completed a X-month deferral in XX/XXXX. Last contact was in X/XXXX, borrower made a payment through XXXX .

REASON FOR DEFAULT: Borrower is deceased. SII-Excessive obligations, started a new job, spouse illness caused him to miss work

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Occupancy unknown
433144510	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: No borrower contact. Borrower has been unresponsive to servicer contact attempts. NOD was last mailed to borrower on X/XX/XXXX.

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: Missing - seller mod date is X/X/XXXX. No mod agreement found in loan file.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied. Current property condition is unknown.

433143539	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: RFD on X/XX/XXXX was financial issues. X/XX/XXXX borrower was in a car accident. XX/X/XXXX borrower stated family had been ill with XXXX. Borrower struggles to keep loan current, but has not accepted any recent loss mitigation, even deferral for XXXX.

REASON FOR DEFAULT: Borrower is over extended and any additional expenses makes it difficult to keep the loan current.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures/ X/X/XXXX.  No deferred or forgiven amounts.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144572	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for multiple repayment plans, most recently as of XX/XX/XXXX, plan broken as of XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for trial mod as of XX/XX/XXXX, signed mod documents received from borrower as of XX/XX/XXXX, mod completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested Servicer inspection since city Inspector stated contractor did not do repairs correctly.

REASON FOR DEFAULT: Borrower illness and curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX, DOL XX/XX/XXXX, COL wind hail, loss draft iao $XX,XXX, repairs were not monitored, all funds were endorsed and released as of XX/XX/XXXX. Per conversation on XX/XX/XXXX, borrower stated city Inspector noted that repairs were not done properly, borrower requested inspection from servicer. Currently pending insurance estimate as of XX/XX/XXXX, no other details provided. No other property issues noted.

433143865	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower payoff requested X/XX/XXXX. Borrower called to confirm payment XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143557	XXXX 24M PHCH	DELQ	02/01/2021	01/26/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Unable to determine RFD at time of modification in X/XXXX. Documents were sent to the borrower in X/XXXX and not returned until X/X/XXXX. No contact with the borrower until X/X/XXXX, when borrower called for assistance, appears to be X month XXXX deferment in X/XXXX. Borrower has not stayed in contact with the servicer. Unable to determine most recent request for deferment or how long the borrower has been unemployed. .

REASON FOR DEFAULT:  RFD on X/XX/XXXX was unemployment and requesting another deferment.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXXXXX.XX at X.XXX%, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143758	XXXX 24M PHCH	DELQ	03/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Prior HAMP loan mod noted in XXXX. No RFD provided in comments. Loan has been paid as agreed over the last X years until recently due to excessive obligations and property issues. Last servicer contact X/XX/XXXX and borrower has been cooperative. Loan is XX days delinquent.

REASON FOR DEFAULT: Excessive obligations and property issues.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires XX/X/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY: Property is owner occupied. Recent cold snap in X/XXXX has resulted in broken water pipes. Claim filed but no indication of extent of damages or claim money received yet. Borrower living in hotel presently.
433144938	XXXX 24M PHCH	CURR	04/01/2021	03/23/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Loan boarded with borrower on stip plan, X payments of $X,XXX.XX starting X/X/XXXX. No down payment. X/X/XXXX borrower called with questions about modification. No RFD. X/X/XXXX borrower requested XXXX assistance, unable to go to work. Deferment was granted and due date rolled in X/XXXX. X/XX/XXXX borrower requested longer deferment as hours had been cut at work. Additional deferment was not granted and borrower has made monthly payments since that time. Loan has been modified at least twice.

REASON FOR DEFAULT: X/XX/XXXX, reduction of hours due to XXXX.   Unable to determine if borrower is back to work full time.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures XX/X/XXXX.  No deferred balance.  Modification signed after the first due date.

FORECLOSURE: Active foreclosure when loan boarded.   Foreclosure was cancelled when modification boarded.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144067	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No borrower contact noted.

REASON FOR DEFAULT: Unknown.

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: Borrower was active in a BK XX date filed unknown.  BK XX was discharged X/XX/XXXX.

PROPERTY: NA

433144291	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. X/XXXX Plan is kept. No other loss mit activity noted. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX XXXX .

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145356	XXXX 24M PHCH	CURR	03/28/2021	03/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reinstates the account without assistance, no RFD is given. Account is referred to FC in X/XXXX. X/XXXX Borrower is working with loss mit for a mod, docs are being submitted. X/XXXX A stip to mod is accepted. X/XXXX Final mod is completed, no RFD was found. Borrower has not been very responsive. The most recent contact was on X/X/XXXX with stip payments being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: STEP NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX initially at X.X% for X years, modified P&I $X,XXX, matures X/XX/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: X/XX/XXXX File is referred to FC, reinstated via a mod in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144081	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a repayment plan in XX/XXXX. Eleven month repayment plan approved on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower requested a modification application.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, servicing issues but the borrower refused to provide further details.  As of XX/XX/XXXX, borrower had an ill family member.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: FC began on XX/XX/XXXX; closed and billed in XX/XXXX due to reinstatement via repayment plan.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144009	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX stating impacted by XXXX. Servicer went over loss mit options, deferment was not offered. A repayment plan was set up X/XX/XXXX, details of plan not noted. Plan extended X/XX/XXXX. As of X/XX/XXXX plan completed and loss mit stopped since loan current. Last contact XX/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX unemployment

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143296	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: XX/X/XXXX borrower was disputing due date. Last contact with the borrower was X/XX/XXXX, still upset that servicer would not approve deferment or extension. FB plan from X/X/XXXX to X/X/XXXX approved. Unable to determine what terms are.

REASON FOR DEFAULT: First contact and RFD was X/XX/XXXX, car repairs.  Same RFD on X/X/XXXX.   X/XX/XXXX RFD was unemployment and requesting deferment.  Borrower was approved for forbearance from X/XX/XXXX to X/X/XXXX.  Borrower wanted deferment and upset that the servicer would not approve.  FB plan extended to XX/X/XXXX and then again to X/X/XXXX, but borrower insisting they want extension or deferment, which servicer will not approve.

MODIFICATION: /NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145271	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower is working with loss mit. XX/XXXX Notes reference a cease and desist, payments are being made under a repayment plan. X/XXXX Plan is kept. X/XXXX Borrower reports they have been impacted by XXXX-XX, a FB plan is set up. X/XXXX Additional assistance is requested, a XXXX deferral is completed. Borrower has not been very responsive. The most recent contact was on XX/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Excessive obligations. X/XXXX XXXX .

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144908	XXXX 24M PHCH	DELQ	03/01/2021	02/27/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact with borrower has been limited to payment arrangements and RFDs. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Borrower is retired. XX/XXXX Home repairs. XX/XXXX Curtailment of income. X/XXXX Illness of mortgagor.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: XX/XXXX Borrower reports the RFD is home repairs. No specifics are provided. No notes found indicating if/when all repairs were completed.
433143175	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is started. X/XXXX Plan is kept. No other loss mit activity noted. Borrower has been cooperative. The most recent contact was on X/X/XXXX to make a payment.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. XX/XXXX Employment issues. X/XXXX Lost in the mail. X/XXXX marital difficulties.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143543	XXXX 24M PHCH	CURR	05/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Servicer notes completed Mod package received X/XX/XXXX. Incomplete financials noted X/X/XXXX. Mod workout denied X/X/XXXX. Xrd party indicated X/XX/XXXX additional income to consider. Xrd party requested reinstatement X/XX/XXXX. Xrd party requested repayment plan X/XX/XXXX. Xrd party again requested reinstatement quote XX/XX/XXXX. Loan confirmed reinstated XX/XX/XXXX. Borrower called XX/XX/XXXX requesting current statement. Borrower inquired about payment increase X/XX/XXXX. Servicer advised of escrow shortage X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  Legal requesting corrective AOM X/XX/XXXX.  FC action placed on hold X/X/XXXX due to loss mitigation efforts. FC action resumed X/XX/XXXX.  FC sale scheduled for XX/XX/XXXX.  FC action closed/billed XX/XX/XXXX due to reinstatement.

BANKRUPTCY: Prior BK filed; details of filing not provided.

PROPERTY: Property is owner-occupied. No property damage noted.
433145313	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower called XX/XX/XXXX to confirm wire posted. Borrower stated XX/X/XXXX does not have tenants living in property. Borrower stated X/XX/XXXX would make payment by month-end. Borrower inquired about mail X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX; sales rep on commission. X-month FB offered X/XX/XXXX. X-months payments deferred X/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is non owner-occupied.  Borrower inquired about hazard insurance claim X/XX/XXXX.  No further details provided.

433145117	XXXX 24M PHCH	DELQ	02/19/2021	01/19/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower and servicer discussed workout options on X/XX/XXXX, servicer set up a repayment plan. Borrower and servicer discussed workout options servicer advised borrower to complete a workout packet. Borrower on X/X/XXXX stated family is helping reinstate loan nothing further discussed.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NA

FORECLOSURE: Loan referred to FC XX/X/XXXX, FC closed X/XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144250	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for X month XXXX-XX repayment plan as of XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower stated they don't need any more assistance. No other loss mit activity noted.

REASON FOR DEFAULT: XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $X,XXX, matures XX/XX/XXXX.  No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143844	XXXX 36M PHCH	CURR	04/10/2021	03/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX.

BORROWER CONTACT: Servicer contact history begins X/X/XXXX.  Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments.   Borrower inquired X/XX/XXXX if property taxes have been paid.  Borrower called X/XX/XXXX to confirm payment due.  Borrower stated X/XX/XXXX can't make payment on time; waiting for people to pay.  Borrower stated X/X/XXXX still waiting for checks from client.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143281	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: borrower was unresponsive throughout XXXX delinquency until daughter was authorized XXXX , delinquency was due to banking confusion. Repay plan accepted XXXXfailed XXXX , hardship due to borrower illness. Servicer re-started the plan, payments made until request for XXXX assistance XXXX XXXX. Forbearance was approved through XXXX XXXX, borrower completed a X-month trial Aug-XXXXto qualify for deferral. First two payments made timely, last contact X/XX/XXXX.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, maturity not specified, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144051	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrowers received a prior loan mod in XXXX. Servicer has had limited contact with the borrower due to the BK with last contact XX/X/XXXX regarding escrow refund check. Servicer applied X payments in suspense X/XXXX which brought loan current. Loan has paid as agreed since that time.

REASON FOR DEFAULT:  N/A

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XX% for XXX months, estimated modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.

FORECLOSURE:  FC was restarted X/X/XXXX with closure upon BK reconciliation.

BANKRUPTCY: Prior CHXX BK filed in XXXX and discharged in XXXX.

PROPERTY: Property is owner occupied with no issues noted.

433143552	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower submitted a loss mit application XXXX . X-month trial approved XXXX -XXXX XXXX with $XX,XXX down payment, hardship and financials are not noted. Trial was paid timely and account performing until request for XXXX assistance XXXX XXXX. Forbearance approved through June, borrower reinstated in XXXX and remains current, last contact XX/XX/XXXX escrow inquiry.

REASON FOR DEFAULT: income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: Foreclosure judgment was entered XXXX , Law Date extended X times prior to XXXX  XXXX scheduled date. Borrower filed a new motion to extend, granted until XXXX XXXX, case dismissed after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144160	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who agreed to make a payment by phone and would pay the rest by the end of the month. The loan was modified in X/XXXX but had a brief period of delinquency after the modification. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to work being impacted by the XXXX-XX XXXX . Also due to property damage. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%. Loan term is XX years. Modified P&I $XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the modification being completed in X/XXXX. No further FC activity found.

BANKRUPTCY: The borrower filed a chapter XX bankruptcy in XXXX that was dismissed in XXXX. Unable to determine the filing date. No BK further activity found.

PROPERTY: The property is owner occupied. The notes reflect an insurance claim filed in X/XXXX due to fire/lightning with a date of loss of X/XX/XXXX. The claim check for $XXX,XXX.XX was received prior to transferring to the servicer. The claim was considered monitored. The notes reflect the claim was closed on X/X/XXXX due to unable to contact. Last inspection results were listed at XX% with notes about a dispute over the contractor cashing an unendorsed check. Notes from X/XX/XXXX show the servicer still trying to verify the status of the repairs. Unable to locate confirmation of XXX% repair completion in the contact history before the claim was closed in X/XXXX.
433143315	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Only contact with borrower was in X/XXXX; borrower had a hardship, but declined assistance. No other contact despite dialer attempts. Recent payments were made through the website.

REASON FOR DEFAULT: Unexpected bills

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143354	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Account is in FC, no RFD is given. X/XXXX Loss mit doc are being submitted for a mod review. X/XXXX Borrower files for BK. XX/XXXX Borrower is still interested in applying for a mod. After being dismissed from BK borrower continues to work with loss mit. X/XXXX A stip to mod is approved. X/XXXX A final mod is completed. Only minimal contact with borrower is recorded. The most recent contact was on X/XX/XXXX with the mod agreement being discussed.

REASON FOR DEFAULT: X/XXXX Business failure.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures X/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: FC is active when the history starts in X/XXXX. X/XX/XXXX Judgment is entered. X/XXXX Notes reference litigation. Account is reinstated in X/XXXX with a mod. As of X/X/XXXX FC has not yet been closed, notes are referencing a motion to dismiss being filed.

BANKRUPTCY: X/XX/XXXX BKXX is filed. X/XX/XXXX BK is dismissed.

PROPERTY: No property issues found.

433144852	XXXX 24M PHCH	CURR	04/22/2021	03/23/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. primary borrower is deceased, date of death not available. Borrower stopped making payments on the loan after X/XXXX. Repayment plan was offered in X/XXXX, borrower stated would try to get some money for a down payment for the plan. RFD due to excessive obligation. Repayment plan was set up on XX/XX/XX for XX payments. Repayment plan was cancelled on XX/XX/XX. Borrower made X payments on XX/XX/XX bringing the loan current. Last contact was on XX/X/XX, borrower called in for general inquiry.

REASON FOR DEFAULT:  Excessive obligation.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX at X.XXX% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144265	XXXX 24M PHCH	DELQ	02/01/2021	01/29/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact X/X/XXXX when borrower was advised of grace period and discussed ACH and E-bill. No payment was made. Last attempt to contact borrower on X/XX/XXXX was unsuccessful. Loss Mit assistance was last requested by borrower on X/XX/XXXX due to not working. Borrower stated she would send in document for assistance. Unknown if she did however, comments indicate Investor has denied work out assistance consistently from X/XX/XXXX to X/X/XXXX.

REASON FOR DEFAULT: Borrower stated on X/XX/XXXX RFD as unemployed due to XXXX-XX. Unemployment started X/XXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $X,XXX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX is not eligible for forgiveness. Loan was prior modified XX/XX/XXXX and X/XX/XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX indicated subject property was in a XXXX  declared disaster area. Comments did not indicate subject property was effected by disaster. Subject was noted as owner occupied on X/XX/XXXX. Property condition was not provided.

433144359	XXXX 24M PHCH	DELQ	03/01/2021	02/01/2021	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: When comments beginning in X/XXXX there was a repayment pan which failed. Servicer set up a new repayment plan for X months on X/XX/XXXX, no further details. Repayment plan canceled XX/X/XXXX for non payment. Borrower reinstated loan X/XX/XXXX. Last contact X/X/XXXX borrower disputing amount due, servicer advised no X/XXXX payment received; nothing further discussed.

REASON FOR DEFAULT: Excessive Obligations

MODIFICATION: NA

FORECLOSURE: Prior FC action, date referred to FC unknown, comments indicate sale was set for X/XX/XXXX; sale was postponed until X/X/XXXX.  FC canceled X/X/XXXX due to loan reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143157	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, RFD, husband unemployed. RFD in X/XXXX was illness. Back to unemployment on X/X/XXXX. Last contact with the borrower on X/XX/XXXX, getting information necessary to make payment on line. Borrower keeps promises when contact is made, but unresponsive to alot of calls and correspondence.

REASON FOR DEFAULT: Main RFD appears to be unemployment.   Some comments state that borrower does not work in the summer.

MODIFICATION:  NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X%, modified P&I $XXX.XX.  No deferred balance.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143607	XXXX 24M PHCH	CURR	04/25/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to ask why the insurance was not paid and was advised the account was not set up to be escrowed for insurance. No further contact with the borrower and the account has remained current since that time. The borrower appears to be cooperative. The borrower requested XXXX assistance options in X/XXXX and was offered a repayment plan, the terms of which were not detailed in the notes. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to unemployment as a result of the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of existing damage or ongoing repairs.
433143821	XXXX 36M PHCH	CURR	03/25/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	PAY HISTORY: XX payments made in the last XX months with X NSFs in the last XX months. Last paid XX/XX/XXXX. Payment posted on X/XX/XXXX was less that full payment amount, but due date was rolled.

BORROWER CONTACT: X/XX/XXXX borrower called about servicing transfer and wanted general information about new servicer.   X/XX/XXXX borrower stated that XXXX is supposed to be making payments.  Borrowers are divorced and appears Michelle was awarded the property.   X/XX/XXXX borrower requested XXXX be removed X/XX/XXXX,  Divorce settlement requires that the loan be refinanced or the property sold within a year, unable to determine date.   Modification is signed by borrower only.    Based on the modification agreement this is a HELOC.

REASON FOR DEFAULT: Divorce,  wife was awarded the property, but borrower had requested she be removed from the loan at one point.   Borrower has more than one loan with the servicer.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.XX%, modified P&I $X,XXX.XX, matures XX/XX/XXXX.  No deferred balance.  Modification signed after first due date.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY:  No evidence of BK.

PROPERTY: No evidence of property damage.

433144580	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and mentioned a temporary hardship, but didn't request assistance. Borrower had three XX-day delinquencies in XXXX that were all reinstated in the month following the delinquency. Borrower declined assistance in X/XXXX. No further contact. Recent payments have been made through the website.

REASON FOR DEFAULT: Basement flooded, car repairs

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XXX.XX is not eligible for forgiveness.  Step X: X.XXX%, rate change date X/X/XXXX, P&I $XXX.XX

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144148	XXXX 24M PHCH	DELQ	03/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was in foreclosure status with a loss mit hold in X/XXXX. No contact with borrower. Authorized daughter began handling the account. Servicer received a complete mod package in X/XXXX, and approved a X-month stip mod beginning in XX/XXXX. Daughter asked about LPI on the account in X/XXXX. No further contact. Modification was completed in X/XXXX.

REASON FOR DEFAULT: Borrowers are elderly

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143585	XXXX 24M PHCH	CURR	04/01/2021	12/15/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan approved in XX/XXXX. Last contact on XX/XX/XXXX, servicer advised that they were calling to see if the borrower needed assistance.

REASON FOR DEFAULT:  Co-borrower unemployed as of XX/XXXX but had just regained employment. Per notes on XX/XX/XXXX, illness of the borrower. RFD per notes on XX/XX/XXXX, marital difficulties.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433145315	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX. No other contact with borrower despite monthly dialer attempts.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted, but modification includes a balloon payment of $XX,XXX.XX due at maturity.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143661	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower hardship noted X/XX/XXXX due to unexpected medical expenses. Borrower stated X/XX/XXXX not working. Borrower stated XX/XX/XXXX had loss of income; works for school. Requested Mod workout. Borrower requested repayment plan XX/XX/XXXX. Borrower stated XX/XX/XXXX both are unemployed. X-month repayment plan offered XX/XX/XXXX. X-month repayment plan offered X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Borrower stated X/XX/XXXX both lost jobs due to XXXX. X-month FB plan offered X/X/XXXX. Plan extended X/XX/XXXX. Borrower inquired about late fee XX/XX/XXXX.

REASON FOR DEFAULT: Borrower illness.  Extensive obligations.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted X/XX/XXXX for $X,XXX.XX. Date of loss XX/XX/XXXX due to water damage. Funds endorsed and released. Additional claim check noted X/XX/XXXX for $XXX.XX; also endorsed and released. Status of repairs is unknown.
433145136	XXXX 24M PHCH	CURR	03/25/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: No workout offered until X/XX/XXXX when borrower stated impacted by XXXX. As of X/XX/XXXX servicer set up a repayment plan for X months, no further details.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144092	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer notes they sent a preapproved MOD to borrower and as of X/X/XXXX offer closed due to no response. Servicer notes on X/XX/XXXX indicate death of borrower, comments do not indicate death cert. received. Servicer notes that there are for rent signs at home as of XX/XX/XXXX. Comments on XX/XX/XXXX indicate preapproved MOD offer was accepted by borrower, a X month FB plan was set up XX/XX/XXXX with payments of $X,XXX.XX first payment due X/X/XXXX. FB completed and loan modified in X/XXXX. No contact with borrower noted.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan was active in FC, date referred unknown.  FC closed X/XX/XXXX due to MOD.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144608	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: There was no contact notated in the comments. The borrower has been unresponsive to all contact attempts.

REASON FOR DEFAULT: The reason for default is not known.

MODIFICATION: STEP-NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XXX% for X years, modified P&I $XXX.XX, Step X at X.XXX%, for X year P&I $XXX.XX, Step X at X.XXX%, for X year P&I $XXX.XX,  Step X at X.XXX%, for X year P&I $XXX.XX, Step X at X.XXX% for XX years P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: There was a loss draft processed in XX/XXXX with a total loss of $X,XXX.XX from wind/hail damage.  repairs noted complete on X/XX/XXXX.

433144197	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX stated impacted by XXXX, servicer offered a repayment plan on X/XX/XXXX details of plan not noted. Servicer received a completed workout packet on X/X/XXXX, as of XX/XX/XXXX servicer completed a deferral. Deferral was for X payments. Last contact XX/XX/XXXX borrower and servicer went over the deferral.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143339	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX, loan in FC on hold for BKXX. RFD was due to financial hardship. Borrower entered into a trial plan agreement for X payments in X/XXXX, completed the plan and received approval for a mod effective XX/X/XX; FC file closed. Motion to dismiss FC was filed; dismissal granted in XX/XXXX. BKXX has been discharged as of XXXX. Borrower called in X/XXXX indicating RFD due to XXXX-XX. FB plan for X payments was approved in X/XXXX. Borrower called in on X/X/XX to cancel the FB plan, also stated that his sister is the one making payments on the loan. Repayment plan was cancelled on X/XX/XX. Last contact was in X/XXXX, borrower called requesting to reissue the check he received for escrow refund (stale dated check).

REASON FOR DEFAULT: XXXX-XX, financial hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was in FC when history began in XXXX on hold for BKXX. FC file was closed in XX/XXXX, BKXX hold ended. Motion to dismiss FC was filed; dismissal granted in XX/XXXX.

BANKRUPTCY: Loan was in BKXX when history began in XXXX, filing date not available. BK was discharged in XXXX.

PROPERTY: No property issues found.

433143418	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is set up. XX/XXXX Plan is kept. No other loss mit activity noted. Borrower has been cooperative with fairly regular communication. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Vacation. X/XXXX Excessive obligations. X/XXXX Out of the country. XX/XXXX Forgot. X/XXXX Oversight

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at a fixed X.XX%, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144636	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a payoff quote in X/XXXX, and had an NSF payment that month. Spouse made a phone payment in X/XXXX, and borrower reinstated the account in X/XXXX. Two of the reinstatement payments were NSF; servicer was unable to reach borrower despite both dialer and doorknocker attempts. Spouse called about LPI coverage in X/XXXX, stating the home needed a new roof. Spouse set up draft payments to start in X/XXXX, but the draft was cancelled after an NSF payment that month. No further contact with borrower or spouse.

REASON FOR DEFAULT: Spouse unemployment

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X.XX% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XX of which XXX% is eligible for forgiveness over X years based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144817	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Multi BK filers with BKs filed in XXXX, XXXX and XXXX. Borrowers executed a loan modification in XXXX and again in XXXX. Loan was delinquent in XXXX due to family illness and borrowers received a X month XXXX deferral in XXXX due to income curtailment. Loan has been paid as agreed since deferral end. Last borrower contact X/XX/XXXX regarding executed deferral agreement.

REASON FOR DEFAULT:  Income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XXX months, modified P&I $XXXX.XX, matures/expires XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY: Prior CHX BK filed in XXXX and discharged w/no reaffirmation.  Prior CHXX BK filed in XXXX.  Prior CHX BK filed by co-borrower in XXXX.

PROPERTY: Property is owner occupied with no issues noted.
433145038	XXXX 24M PHCH	DELQ	02/01/2021	01/30/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower verified the due date in X/XXXX, and gave a promise to pay in X/XXXX. Servicer offered a repay plan in X/XXXX and offered other assistance options in XX/XXXX, but borrower declined. No contact again until X/XXXX, when borrower mentioned a XXXX impact but didn't request assistance. Borrower made a double phone payment in X/XXXX, and made another lump sum reinstatement by phone in XX/XXXX. Last contact was a phone payment in XX/XXXX. Servicer has since made monthly dialer attempts.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143380	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Account is performing last X years except for XXXX XXXX XXXX. Borrower is in contact occasionally for account and escrow inquiries, but no hardship has been provided. Last contact XX/XX/XXXX for status of escrow refund.

REASON FOR DEFAULT: Unknown

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.XXX% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Borrower advised of a water damage claim X/X/XXXX, claim denied X/XX/XXXX as groundwater seepage is not covered. No further details about damages or repairs noted.

433143807	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact and RFD on X/X/XXXX, curtailment of income, no details. X/XX/XXXX borrower affected by XXXX, borrower works in food industry. XX/X/XXXX borrower back to work and not in need of assistance any longer. Borrower has struggled to make payments, but kept promises.

REASON FOR DEFAULT:XX/X/XXXX, works in food industry and affect by XXXX.

MODIFICATION: STEP RATE, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX.  Deferred balance iao $XX,XXX.XX, due at maturity.

FORECLOSURE:  No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143588	XXXX 24M PHCH	CURR	04/01/2021	03/10/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower inquired about billing statement X/XX/XXXX. Borrower hardship noted X/XX/XXXX due to lost debit card. Family medical emergency indicated X/XX/XXXX; brother had stroke. Hardship restated XX/X/XXXX. Borrower illness indicated XX/X/XXXX; further details provided XX/XX/XXXX took off work due to medical. Borrower stated XX/XX/XXXX just released from hospital. Borrower requested payment address X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX ; daughter had XXXX and could not pay. Repayment plan offered X/XX/XXXX which was extended X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Borrower stated XX/X/XXXX brother passed away. Borrower stated XX/XX/XXXX had late paycheck.

REASON FOR DEFAULT: Family illness.  Borrower illness.

MODIFICATION: No Mod noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144043	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	KS	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XXXX A repayment plan is set up. X/XXXX Plan is kept. X/XXXX Borrower reports they have been impacted by XXXX-XX, a FB plan is set. XX/XXXX Plan is kept and a deferral is executed. Borrower has been cooperative. The most recent contact was on X/XX/XXXX, the borrower will not be able to submit payment due to severe weather conditions.

REASON FOR DEFAULT: XX/XXXX Excessive obligations. X/XXXX XXXX . X/XXXX Weather conditions.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Account is in BKXX when the history starts (case# and filing date not found). X/X/XXXX BK is discharged.

PROPERTY: No property issues found.

433145292	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XX/XXXX RFD was financial difficulty. Borrower declined loss mitigation XX/XX/XXXX. X/XX/XXXX work had been affected by XXXX, borrower is self employed. Borrower continues to refuse any type of loss mitigation and worked to reinstate loan on his own. Borrower agreed to set payments for X months ending in XX/XXXX and loan was brought current. XX/XX/XXXX borrower called to make the last payment, bringing the loan current.

REASON FOR DEFAULT: Borrower is self employed and income has been affected by XXXX.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144700	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NE	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment over the phone for the trial modification. No further contact with the borrower since that time and no attempts made. The borrower appears to be cooperative. The loan was modified in X/XXXX after successfully completing a trial period plan and has remained current since that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to slow down at work and decreased income. Stated in that business was starting to come back at that time. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%. Loan term is XX years. Modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $XX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the modification completed in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144438	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower accepted a X-month trial solicitation, trial paid XXXX-XXXX . Financials and hardship were not provided. Borrower paid timely throughout mod approval delay and remains current with occasional contact for payment or account inquiry. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: Complaint was filed prior to XXXX  XXXX, borrower filed answer and affirmative defenses. Case was resolved through mediation and dismissed after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143087	XXXX 24M PHCH	CURR	05/01/2021	03/26/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/X/XX to schedule a payment, also requested mod packet; missed the X/XXXX payment due to income reduction, borrower is on disability. Mod review was initiated but it appears that the borrower did not qualify, mod was denied in XX/XXXX. Borrower stopped making payments on the loan after X/XXXX; stated on X/XX/XX that his wife was not working due to the XXXX . Borrower was approved for FB/repayment plan in X/XXXX which was extended to X/XXXX, X/XXXX, X/XXXX and XX/XXXX for a total of XX payments. Borrower called in on X/XX/XX requesting assistance to bring the loan current. Loan was reviewed for additional FB plan assistance in XX/XXXX; a XX month FB plan was approved in XX/XXXX. Borrower inquired about the FB on XX/XX/XX and was advised that the plan had been extended through X/XXXX. Loan was brought current in X/XXXX. Last contact was on X/XX/XX, borrower called to schedule a payment.

REASON FOR DEFAULT: Income reduction due to XXXX-XX, borrower on disability

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower stated in X/XXXX that work was completed on the home and that he received a bill from the contractor. Borrower was advised to call the loss draft department for further assistance. No details regarding damage provided. Unknown if a claim was filed.

433145164	XXXX 24M PHCH	CURR	04/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX borrower reinstates the account without assistance. XX/XXXX Borrower reports they have been impacted by XXXX-XX, account is reviewed for a FB plan, but it is denied due to non-owner occupancy. Borrower has not been responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/X/XXXX with XXXX workout options being discussed.

REASON FOR DEFAULT: X/XXXX Curtailment of income. XX/XXXX Inability to rent due to XXXX .

MODIFICATION: N/A

FORECLOSURE: XX/XXXX File is referred to FC, reinstated X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143472	XXXX 24M PHCH	DELQ	03/01/2021	03/03/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic delinquent for the last X years with little borrower contact, no hardship provided other than timing of paycheck until XXXX XXXX income curtailment and family illness. No assistance has been requested, last reinstatement posted XXXX and account is since XXXX delinquent. Last contact X/X/XXXX.

REASON FOR DEFAULT: Income curtailment, family illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance. Mod was not executed until X/XX/XXXX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143489	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact was XX/XX/XXXX with the borrower inquiring about the posting of their payment. The latest reason for default was curtailment of income. The borrower was in a repayment plan that began in XX/XXXX and was successfully completed with the loan brought current in XX/XXXX. Minimal contact with the borrower.

REASON FOR DEFAULT: The reason for default was unemployment.

MODIFICATION: The Mod is missing.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: No property issues found

433144068	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: A modification was completed in X/XXXX. Borrower verified the maturity date in X/XXXX, and asked why loan wasn't being reported on credit; servicer advise to reaffirm a discharged BKX if borrower wanted loan reported. Borrower asked about a payment increase after an escrow analysis in X/XXXX, and reported a XXXX impact. Servicer granted a X-month FB plan. Only contact since then has been during phone payments. Last contact was a promise to pay via phone pay in X/XXXX.

REASON FOR DEFAULT: XXXX impact, details were not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX, details not provided

PROPERTY: Owner occupied

433143576	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX, and mentioned the property was tenant occupied, as the tenant had made a payment on the account. Borrower continued to make phone payments through X/XXXX. Non-authorized spouse made a phone payment in XX/XXXX. No contact again until borrower mentioned a XXXX hardship in X/XXXX. No further contact with any party. Borrower made a double payment in X/XXXX to reinstate the account, and has since remained current.

REASON FOR DEFAULT: XXXX-not provided. XXXX-XXXX, income curtailment

MODIFICATION: STEP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted. Modification includes a balloon amount of $XXX,XXX.XX due at maturity.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
433144232	XXXX 24M PHCH	BK13	05/01/2021	03/17/2021	XXXX	XXXX	Yes	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is deceased since at least XXXX. Unable to verify exact date of death. Prior loan mod noted in XXXX. Multi BK filer with prior CHXX BK filed in XXXX and active CHXX BK filed in XXXX. Servicer has had no contact with the borrower in the last X years due to the BK. Loan is contractually due for the X/X/XXXX payment.

REASON FOR DEFAULT:  Borrower death

MODIFICATION:  STEP RATE, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  No deferred balance noted.  Step X: rate of X% with P&I $XXX.XX beginning XX/X/XXXX; Step X: rate of X% with P&I $XXX.XX beginning XX/X/XXXX; Step X: rate of X.XXX% with P&I $XXX.XX beginning XX/X/XXXX until maturity.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY:  Active CHXX BK filed in XXXX.  Unable to verify filing date or POC amount.  Prior CHXX BK filed in XXXX.

PROPERTY:  Property is owner occupied with no issues noted.

433144788	XXXX 24M PHCH	CURR	03/26/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower advised of hardship XXXX XXXX due to spouse illness and reduced work hours and has maintained contact throughout ongoing chronic XX-day delinquency. XXXX assistance requested XXXXdue to spouse layoff, forbearance approved through XXXX XXXX. Borrower completed a X-month repay plan XXXX XXXX-XXXX XXXX to cure arrears. Assistance requested at last contact X/XX/XXXX for retention due to loan matures in XXXX XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/XX/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144624	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower stated X/X/XXXX would call back to process payment. Borrower stated X/XX/XXXX had family emergency. Borrower inquired about home inspection X/XX/XXXX. Borrower stated X/XX/XXXX works part-time; on retirement; inquired about credit reporting. Borrower stated X/X/XXXX lost employment due to XXXX ; stated will make payment with retirement. X-month FB offered X/XX/XXXX. Borrower inquired about payment deferral X/XX/XXXX. Plan confirmed kept X/XX/XXXX. Borrower inquired about X-month repayment plan XX/XX/XXXX. X-month payment deferral completed X/X/XXXX. Last contact X/X/XXXX borrower requested online access.

REASON FOR DEFAULT: Excessive obligations.  Borrower unemployment.

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143919	XXXX 24M PHCH	CURR	04/24/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Pre-FC loss mit letters have been sent. Borrower requested payoff in X/XXXX; request completed. Borrower requested for late fee to be waived in X/XXXX due to XXXX-XX. Last contact was in XX/XXXX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Loss of income due to XXXX-XX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Property verified as owner occupied in XX/XXXX.

433143992	XXXX 24M PHCH	DELQ	02/01/2021	02/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower inquired about payment deferral X/XX/XXXX; advised not eligible and to apply for Mod. X-month special FB offered X/XX/XXXX. Borrower stated X/XX/XXXX would apply for Mod. Borrower confirmed X/XX/XXXX on active FB and Mod pending approval. Plan confirmed kept X/XX/XXXX. Borrower stated X/X/XXXX had cut in income. Borrower inquired about payment drafting X/XX/XXXX. Last borrower contact noted X/X/XXXX stating payment took to long to draft; had extra expenses.

REASON FOR DEFAULT: Excessive obligations. Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property occupancy is unknown.  No property damage noted.

433145226	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/X/XXXX stated they were not aware loan was transferred, borrower made a payment over the phone. Borrower notes they received an online survey stating borrower has been impacted by XXXX, a repayment plan was set up X/XX/XXXX. Repayment plan was modified on X/XX/XXXX and on XX/X/XXXX servicer extended the plan. Last contact XX/XX/XXXX borrower and servicer discussed loan details.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143203	XXXX 24M PHCH	CURR	04/01/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted a impacted by XXXX-XX in XX/XXXX, approved for X month repayment plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. Borrower requested further assistance due to XXXX in XX/XXXX, approved forbearance extension for another X months as of XX/XX/XXXX. Per comments on XX/XX/XXXX second level review deemed no assistance was needed. However, repayment plan is noted as completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower requested XXXX for XXXX, request submitted.

REASON FOR DEFAULT: Borrower unemployment and borrower illness.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $XXX, maturity date not provided. Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.X%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144433	XXXX 24M PHCH	BK13	05/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to make a payment over the phone. The borrower appears to be cooperative. The loan is still in an active chapter XX bankruptcy and a modification was completed in X/XXXX to bring the loan contractually current. No further contact with the borrower since that time. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine a RFD in the contact history. No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%. Loan term is XX years and X months. Modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower filed a chapter XX bankruptcy in XXXX. The final loan modification was approved by stipulation and order. The bankruptcy case is still active.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144900	XXXX 24M PHCH	CURR	04/15/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/XX/XXXX, RFD was hospitalization. RFD has been the either hospitalization or illness every time contact has been made. Last contact with the borrower was XX/XX/XXXX, inquiring about status.

REASON FOR DEFAULT:   RFD has been the either hospitalization or illness every time contact has been made.

MODIFICATION: Loan has never been modified.

FORECLOSURE: Loan has been reviewed for foreclosure on more than one occasion, but has never been referred.

BANKRUPTCY:  No evidence of BK

PROPERTY: No evidence of property damage.

433143389	XXXX 24M PHCH	CURR	04/16/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX called in to discuss workout options, servicer went over options. As of XX/X/XXXX servicer received a workout packet. As of X/X/XXXX a X month FB plan was set up with payments of $XXX starting X/XX/XXXX. Plan completed and loan modified in X/XXXX. Last contact X/XX/XXXX borrower made the last FB plan payment. Servicer advised of next step of MOD to be sent and signed by borrower.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX.

FORECLOSURE: Loan referred to FC XX/X/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: NA

TITLE ISSUES: Comments starting in XX/XXXX indicate a title issue appears to be a legal description issue, a title claim was filed XX/XX/XXXX.  Issue resolved XX/X/XXXX.

433143266	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a prior loan mod in XXXX. She struggled to maintain current payments beginning X/XXXX due to income curtailment. She was able to bring account current XX/XXXX and loan is current. The borrower has been cooperative with the servicer with last contact XX/XX/XXXX regarding payment.

REASON FOR DEFAULT:  Income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XXX months, modified P&I $XXX.XX, no maturity date provided.  No deferred balance noted.

FORECLOSURE:  No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.
433144410	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was XX/XX/XXXX, RFD was unemployment. Approved for a RPP on X/X/XXXX with down payment of $X,XXX.XX and then X payments of $X,XXX.XX. Borrower made the payments, but requested the payments be reduced numerous times. Borrower struggling to make payments and keep loan current. Last contact was X/X/XXXX, making payment and stated RFD as father ill.

REASON FOR DEFAULT: Last RFD was X/X/XXXX illness of father.

MODIFICATION:NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure activity.

BANKRUPTCY: Borrower filed BKX in XXXX, which was dismissed in early XXXX.  Borrower filed motion to vacate dismissal, which was granted and BKX was then discharged in XX/X/XXXX, with no affirmation.

PROPERTY: Hazard claim filed in XX/XXXX for water damage, which was denied by the insurance company as determined to be caused by wear and tear. Borrower requested another hazard claim be filed X/XX/XXXX for wind damage, claim was denied as less than deductible.   Unable to determine extent of damages and if any repairs have been made.

433143117	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	Yes	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT: Contact with Successor in Interest (SII), she stated in XX/XXXX that she wants to get the loan switched to her name. Last contact on X/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  Per notes on XX/XXXX, changed jobs. Per notes on XX/XX/XXXX, borrower is deceased.  Per notes on XX/XX/XXXX, car repairs. As of XX/XXXX, SII stated she lost her job but started a new job in X/XXXX. Borrower stated unemployed due to XXXX in XX/XXXX.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX%, modified P&I $XXX.XX, the maturity date is unknown.  Deferred balance iao $X. Forgiven amount of $XXX,XXX.XX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Successor in Interest stated in XX/XXXX, that she had repairs on the house. Details not provided.  Owner occupied per notes on XX/XX/XXXX.

433143789	XXXX 24M PHCH	CURR	04/29/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower completed a mod trial plan in X/XXXX, and final documents were sent to borrower in X/XXXX. Modification documents were created with an effective date of X/XXXX, and borrower asked why the effective date was back-dated in X/XXXX. Modification was completed in XX/XXXX, and trial payments were applied to reinstate the account. No contact again until borrower made a phone payment in X/XXXX; contact has since been sporadic, only when borrower makes a phone payment. Borrower mentioned a XXXX hardship in XX/XXXX, but didn't request assistance. Borrower became ill, and her daughter made the payments in late XXXX. Last contact was in X/XXXX; borrower wanted to pay by credit card, but servicer didn't accept that form of payment. Borrower then made a phone payment.

REASON FOR DEFAULT: XXXX-not provided. XXXX-financial difficulties due to XXXX, borrower illness

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred amounts noted. Modification was executed in X/XXXX, but was effective as of X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143381	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower asked about contractual and post petition due dates in X/XXXX. Borrower applied for XXXX assistance through the website in X/XXXX, and servicer approved a X-month FB plan. Borrower asked why loan was reported on credit in X/XXXX; servicer responded that borrower needed to reaffirm a discharged BKX before loan would be included on credit reporting. No further contact.

REASON FOR DEFAULT: XXXX-unknown. XXXX-XXXX impact, not working

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred balance iao $X,XXX.XX is not eligible for forgiveness. Borrower executed the modification several months after the first payment due date; unable to determine why.

FORECLOSURE: Timeline was not provided. Judgment was entered X/XX/XXXX, but case was stayed by BK filing. BK was discharged in XX/XXXX, but title reported prior judgments. Foreclosure was closed in XX/XXXX as loan was current, and case was dismissed in X/XXXX.

BANKRUPTCY: Discharged BKX, details were not provided. Chapter XX filed in XXXX, case was discharged in XX/XXXX

PROPERTY: Owner occupied

TITLE: Two prior judgments on title; unable to determine from servicer notes whether judgments have been cleared, however they are not reflected on current title report.
433144953	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	WV	XXXX	Reinstatement 2	BORROWER CONTACT: Three month repayment plan approved in XX/XXXX. Four month plan approved in XX/XXXX. Borrower requested on XX/XX/XXXX that credit reporting for the months of XX/XXXX and XX/XXXX be suppressed due to issues with payment being returned due to incorrect routing number. Servicer advised it was not their mistake and would not correct reporting. Last contact on X/XX/XXXX, borrower made a payment via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, divorce. RFD per notes on XX/XX/XXXX, unemployed. RFD per notes on X/XX/XXXX, waiting on deposit.

MODIFICATION: NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX for XX years, modified P&I $XXX.XX, matures XX/XX/XXXX.  Deferred balance iao $X.  Mod does not list the P&I payments at the rate change date. Step rate increases over the course of XX years, fixing at X% in X/XXXX.  Interest-only for the first XXX months.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433145296	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OK	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer notes on Stip to Mod; terms not provided. Servicer confirmed plan completed X/XX/XXXX. Loan was modified X/X/XXXX Borrower inquired about terms of Mod XX/XX/XXXX. Borrower called to make payment XX/X/XXXX. Borrower called to cancel ACH X/X/XXXX. Borrower called to make payment X/X/XXXX. Borrower called to setup ACH X/X/XXXX. Last contact XX/XX/XXXX to make payment; confirm due date.

REASON FOR DEFAULT: Hardship not provided.

MODIFICATION: NON-HAMP] first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures XX/X/XXXX.  Deferred balance iao $XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: BKX discharge noted; details of filing not provided.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143988	XXXX 24M PHCH	CURR	04/14/2021	03/16/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined assistance in X/XXXX, preferring to wait for funds to come in as hardship was temporary. Borrower had regular contact with servicer, usually giving a promise to pay until he reinstated in XX/XXXX. Borrower continued to have regular contact through phone payments. Borrower reported a XXXX impact in X/XXXX, and servicer approved a FB plan. Borrower reinstated in X/XXXX, and continued to have regular contact with servicer regarding an insurance claim, and to make phone payments. Last contact in X/XXXX was to verify repair progress, and to make a phone payment.

REASON FOR DEFAULT: XXXX-Reduced income, family member illness, brief unemployment due to illness. XXXX-XXXX impact, not working; natural disaster, not working

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Occupancy unknown. Borrower reported roof damage from a XXXX in X/XXXX, and confirmed repairs were in progress as of X/XXXX.
433145134	XXXX 24M PHCH	CURR	04/25/2021	03/25/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Account is being skip traced, one of the borrowers is deceased. X/XXXX Second mortgagor wishes to retain the property, the are working with loss mit for a mod. X/XXXX A stip to mod is approved with a $XX,XXX down payment. X/XXXX Borrower completes the stip agreement. X/XXXX A final mod is implemented. Since the mod, no significant activity has been noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Death of borrower.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $X,XXX, matures X/XX/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: X/X/XXXX File is referred to FC. Reinstated X/XXXX via a mod.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145093	XXXX 24M PHCH	CURR	04/17/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Only contact with borrower has been making payments. Borrower has never provided a reason for the missed payments and makes multiple payments in the month following a missed payment. Last contact was XX/XX/XXXX borrower confirming payment was made.

REASON FOR DEFAULT: No RFD ever provided.

MODIFICATION: Loan has not been modified.

FORECLOSURE:   No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145282	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower denied modification in X/XXXX and then reinstated in X/XXXX. RFD as of X/X/XXXX was excessive obligations, no details. X/X/XXXX, tenants not paying, last contact with the borrower other than making payments.

REASON FOR DEFAULT: Curtailment of income as tenants, not paying.   Unclear if it is this property or another.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred balance.  Balloon payment of $XXX,XXX.XX due at maturity.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143915	XXXX 24M PHCH	CURR	05/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower struggles to make the monthly payments but able to bring the loan current. Borrower scheduled a payment on X/XX/XX indicating payment delay was due to illness. Borrower stated in XX/XXXX that RFD was due to excessive obligation, and washer repairs. Repayment plan was approved and set up on XX/XX/XX; broken plan in XX/X/XX - not paid. Repayment plan was set up again on X/X/XX; broken plan due to NSF. Borrower stated RFD was due to extra expenses. A new repayment plan was set up on X/XX/XX and completed in X/XXXX. Last contact was in XX/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Extra expenses, excessive obligation, washer repairs and borrower illness.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Inspection completed on X/X/XXXX reported property as vacant/ secured with light damage.

433144687	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower and servicer discussed possible repayment plan on X/X/XXXX, no plan was set up. Borrower on XX/X/XXXX discussed amount due and promised a payment on XX/X/XXXX which was never made. Borrower stated family member had XXXX.

REASON FOR DEFAULT: XXXX illness of family

MODIFICATION: TEMP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures XX/X/XXXX. Deferred amount $XX,XXX which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Comments on X/XX/XXXX indicate borrower attempted to file a hazard claim but it was denied due to lack of maintenance.  No further details.

433144897	XXXX 24M PHCH	DELQ	03/01/2021	02/27/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer notes property vacant as of XX/XX/XXXX. Last contact XX/XX/XXXX borrower made a payment over the phone which posted same day. Borrower on X/XX/XXXX stated this is not primary home and was looking at possible selling the home.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143425	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is chronic XX-XX delinquent throughout XXXX with little contact, hardship due to marital difficulties. Hardship changed to family illness in XXXX , no details or financials provided throughout delinquency. Account is current since cured XXXX , last contact X/XX/XXXX.

REASON FOR DEFAULT: Family illness, divorce

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143708	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NM	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with borrower despite monthly dialer attempts.

REASON FOR DEFAULT: Not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433145221	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower stated that the XX/XXXX payment was late due to an error with the post office and she would fax in proof that the payment was sent on XX/XX/XXXX.

REASON FOR DEFAULT:  RFD due to postal service on XX/XX/XXXX.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per data tape.
433144855	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with borrower was in X/XXXX when he verified due date and retention options. Servicer solicited a repay plan in X/XXXX, but borrower requested a reinstatement quote and sent funds later that month; source of funds is unknown. Borrower verified maturity date and other account information in XX/XXXX and made phone payments in X/XXXX and in X/XXXX.

REASON FOR DEFAULT: Borrower unemployment

MODIFICATION: IO STEP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX% for XX years, modified IO $XXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: Referred X/XX/XXXX, complaint filed X/X/XXXX, service completed X/XX/XXXX. Borrower failed to appear at a settlement conference on X/XX/XXXX, and loan was released from mediation. Judgment was entered X/X/XXXX. A XXXX hold started in X/XXXX, case was dismissed in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

OTHER: Unable to determine why the current P&I payment doesn't match the P&I payment from the modification
433144983	XXXX 24M PHCH	CURR	04/01/2021	02/20/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided prior to XX/XXXX. Mod from prior servicer noted on XX/XX/XXXX with effective date of XX/XX/XXXX. Borrower approved for multiple repayment plans, all plans were completed. Most recent repayment plan confirmed as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party called to make payment.

REASON FOR DEFAULT: Work hours cut and borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $X,XXX of which $X is eligible for forgiveness  based on borrower performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433144704	XXXX 24M PHCH	DELQ	02/28/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower has maintained contact since XXXXBK dismissal. XXXX assistance requested XXXX XXXX, forbearance approved through XXXX XXXX. Borrower returned toward in XXXX but could not reinstate, cured by deferral. Timely payments continued until borrower advised XXXX XXXX that he was out of work again and could not make payment. Borrower was back to work as of last contact X/XX/XXXX and has requested assistance for the missing payment, hardship letter submitted for review.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: Expired IO TEMP mod, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for X years then return to note terms, modified IO $XXXX.XX, matures X/XX/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX was dismissed XXXX .

PROPERTY: Property is owner occupied. No property issues noted.

433144925	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	UT	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower completed a trial plan approved by prior servicer in XXXX XXXX, hardship code is for unemployment. Account remained rolling XX-delinquent post-mod with little borrower contact. Borrower advised XXXXthat hardship is due to unable to rent property. Account was reinstated XXXX and has since been XXXX delinquent, no reason give for XXXXdelinquency. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Unemployment, loss of renter

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433144619	XXXX 24M PHCH	CURR	04/01/2021	03/02/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested repayment plan in XX/XXXX, approved for repayment plan as of XX/XX/XXXX, plan breached as of XX/XX/XXXX. Borrower requested repayment plan in XX/XXXX, approved for repayment plan as of XX/XX/XXXX, borrower requested as of XX/XX/XXXX for funds from loss draft to be used to reinstate loan, repayment plan completed as of XX/XX/XXXX, loan reinstated as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated she sent letter requesting remaining funds from claim should be sent to borrower only, borrower was advised of disbursement review process, borrower understood.

REASON FOR DEFAULT: Curtailment of income excessive bills.

MODIFICATION: HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC placed on hold for multiple reasons between XX/XXXX and XX/XXXX, most recently placed on hold for loss mit as of XX/XX/XXXX, FC closed as of XX/XX/XXXX. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Hazard claim noted in XX/XXXX, DOL XX/XX/XXXX, COL not provided, repairs were monitored, repairs noted as XXX% completed as of XX/XX/XXXX. Loss draft of $XX,XXX, a final check iao $X,XXX was disbursed as of XX/XX/XXXX, no other details provided. No other property issues noted.

433143617	XXXX 24M PHCH	CURR	04/15/2021	03/24/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Payments are being made under a stip agreement. XX/XXXX A final mod is completed, no RFD is given. Regular notes follow with borrower making payment arrangements. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XX,XXX at a fixed X%, modified P&I $XXX, matures X/XX/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: FC is on hold for loss mit when the history starts in X/XXXX. Reinstated via a mod in XX/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143752	XXXX 24M PHCH	DELQ	03/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Trial plan approved in XX/XXXX. Plan completed and modification processed in XX/XXXX. Repayment plan approved in XX/XXXX and in XX/XXXX. Borrower requested a mod in XX/XXXX, completed loss mitigation packet received in XXXXXX. Servicer advised that the mod was denied but approved deferment in XX/XXXX. Last contact on XX/XX/XXXX, borrower requested inspection.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, receivables are slow.

MODIFICATION: NON HAMP Fixed, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X. Six month deferment granted in XX/XXXX. due date rolled from XX/XX/XXXX to XX/XX/XXXX.

FORECLOSURE: FC closed and billed in XX/XXXX due to modification.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Per comments on XX/XX/XXXX, subject sustained fire damage due lighting in XX/XX/XXXX. Claim field and funds in the amount of $XXX,XXX.XX received. repairs are XX% complete per notes on XX/XX/XXXX. As of XX/XXXX, borrower stated they were just finishing up the bathroom but as of XX/XX/XXXX borrower stated there was a leak. Borrower advised that she would not allow the servicer to inspect her home on XX/XX/XXXX. As of XX/XX/XXXX, additional funds received in the amount of $XX,XXX.XX due to flooding in XX/XXXX. Per notes on XX/XX/XXXX, servicer notes that they endorsed and released the claim check. Borrower requested inspection for XX to XX% completion. Current condition of the subject and occupancy are unknown.
433144722	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Per notes on XX/XX/XXXX, dispute received due to missing payment. Borrower stated that he sent a payment to the prior servicer and it was missing. Resolution to dispute not noted. Seven-month repayment plan approved on XX/XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, excessive obligations.  RFD per notes on XX/XX/XXXX, borrower hospitalized.  Per note son XX/XX/XXXX, the borrower's son was unemployed and then the borrower became ill.

MODIFICATION: Expired Temp Mod, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, expired XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: FC started on XX/XX/XXXX; FC closed and billed in XX/XXXX due to reinstatement via repayment plan.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Per notes on XX/XX/XXXX, the bathroom floor damaged and in need of repair.  Does not appear that a claim was filed.

TITLE: Prior judgment found on title per notes on XX/XX/XXXX. Claim filed as of XX/XX/XXXX. Indemnification letter received as of XX/XX/XXXX.
433144969	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for a four month FB plan in XX/XXXX. Notes on X/XX/XXXX indicate that credit reporting would suppressed for X months. Last contact on XX/XX/XXX, borrower advised, that they were not longer interested in FB plan.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, XXXXtial difficulties.

MODIFICATION:  NON HAMP Step Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433143501	XXXX 24M PHCH	CURR	05/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: XX/XX/XXXX RFD was illness of family member. X/X/XXXX borrower was unemployed due to XXXX. X/XX/XXXX borrower questioning reporting to credit bureau.

REASON FOR DEFAULT: Very little contact with borrower, RFD appears to be caring for mother that has cancer.

MODIFICATION:  No modification in file.   Data tape is showing modification completed X/X/XXXX.   Unable to locate copy of the note to confirm if a modification was done.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433145325	XXXX 24M PHCH	CURR	04/01/2021	03/20/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact with borrower has been limited to payment arrangements and RFDs. No loss mit activity noted. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Temp unemployment due to XXXX-XX. X/XXXX Holiday. X/XX/XXXX Waiting on a check.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at a fixed X%, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144578	XXXX 24M PHCH	DELQ	03/01/2021	02/26/2021	XXXX	XXXX	No	XXXX	XXXX	AR	XXXX	Reinstatement 2	BORROWER CONTACT: Prior HAMP loan modification noted in XXXX. Prior CHX BK noted from documentation provided. Servicer has had limited contact with the borrower over the last X years with last contact X/XX/XXXX regarding payment. Loan has been XX days delinquent in the last XX months and is presently delinquent. No RFD provided in comments.

REASON FOR DEFAULT:  Unknown

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X.XXX% for XX years, modified P&I $XXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is eligible for forgiveness over X years based on performance.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  Prior CHX BK with discharge noted.  Unable to verify Case #, filing or discharge dates.

PROPERTY: Property is owner occupied with no issues noted.
433144667	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Comments begin XXXX XXXX with NSF return on prior servicer repay plan. Servicer adjusted plan for new XX-month term and borrower paid timely under the plan until request for assistance XXXXdue to XXXX income curtailment. X-month XXXX forbearance approved through XXXX and new X-month repay plan was completed XXXX-XXXXto fully cure. Account remains current last X months, last contact X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $XX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144762	XXXX 24M PHCH	CURR	04/01/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Repay plan from prior servicer failed XXXX , hardship due to long-term unemployment and recent death in family. Borrower failed to return a loss mit package but accepted a X-month trial solicitation XXX-XXXX and was performing post-mod until missed payment XXXX XXXX. Borrower is unresponsive throughout XXXX delinquency, current circumstances unknown. Last contact X/XX/XXXX.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433144848	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was XX/XX/XXXX, requesting reinstatement quote. XX/XX/XXXX borrower requested updated reinstatement quote. Borrower stays in contact with the servicer but appears to be struggling to make payments. Last contact was X/X/XXXX confirming payment was received.

REASON FOR DEFAULT:  First RFD was XX/XX/XXXX, caring for XX year old mother and borrower's bank account had been hacked so trying to make payment from mother's account.    RFD as of X/XX/XXXX, out of work due to hip replacement.   Now back to work.  Last RFD was X/XX/XXXX, death in family.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX due at maturity.   Modification was done as part of the BKX, since the borrower had been discharged.  Mod does not appear to constitute a reaffirmation of the debt that was discharged in the BKX.

FORECLOSURE:  Referred to foreclosure X/X/XXXX, which was closed when borrower reinstated.

BANKRUPTCY: Borrower BKX discharged per comment on X/XX/XXXX, no information on filing or dates.

PROPERTY: Subject is a mobile home.

433145115	XXXX 24M PHCH	CURR	04/02/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on XX/XX/XXXX stated impacted by XXXX, servicer set up a X month repayment plan. No further assistance has been requested. Last contact XX/X/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143373	XXXX 24M PHCH	BK13	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: CHXX BK filed in XXXX and case remains active. Prior loan mods granted in XXXX and XXXX with latter mod bringing loan contractually current. RFD is income curtailment and borrower illness. Loan has been rolling XX days delinquent in the last XX months and is now contractually current again. Servicer has had limited contact with the borrower over the last X years due to the BK with last contact X/XX/XXXX when borrower inquired about another loan mod. Servicer gave facsimile number for mod paperwork but no indication every received.

REASON FOR DEFAULT:  Income curtailment and borrower illness

MODIFICATION: BK MOD, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures/expires X/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: Prior FC activity noted.  Unable to verify previous FC stages.  FC closed X/XX/XXXX.

BANKRUPTCY: Active CHXX BK filed in XXXX.  Unable to verify filing date or POC amount.  XX month plan debtor paid.

PROPERTY: Property is owner occupied with no issues noted. Prior hazard wind claim with DOL X/X/XXXX with $XXXX received. XXX% inspection complete with all funds disbursed
433144650	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX inquired about workout options, servicer went over the options. Borrower on X/XX/XXXX stated there are missing payments form prior servicer, no proof was sent in. A repayment plan was set up X/X/XXXX details of the plan not noted. Borrower on X/X/XXXX indicated that due to home repairs they fell behind. As of X/XX/XXXX borrower called in to see if there is XXXX assistance, servicer discussed FB plan, FB plan set up X/XX/XXXX details of plan not noted. Borrower and servicer on X/XX/XXXX discussed further XXXX assistance, servicer advised can apply online for further assistance.

REASON FOR DEFAULT: Income reduction

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan referred to FC X/X/XXXX, Comments on X/X/XXXX indicate there are unpaid taxes which servicer paid on X/XX/XXXX in the amount of $X,XXX.XX.  FC stopped X/XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143573	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was in FC when history began in XXXX, on hold for loss mit. Repayment plan was cancelled on X/X/XX due to non-performance; FC resumed. Borrower called in on X/XX/XX and was advised that he wasn't aware that he skipped payments on the repayment plan and requested a repayment plan again for X months. Repayment plan was approved and set up in XX/XXXX. Repayment plan was cancelled on X/X/XX but a new plan appears to have been set up on X/XX/XX; completed X/XX/XX; FC file closed. Borrower stated on X/XX/XX that he would make a payment by X/XX/XX; RFD due to pay schedule. Loan reinstated in X/XXXX. Borrower requested assistance in X/XXXX stating that he was not working due to XXXX-XX and was approved for a XXXX-XX FB plan but declined the offer. Last contact was on X/XX/XX, borrower called to request payoff to receive via email. No further details. Loan is current.

REASON FOR DEFAULT: Borrower unemployment due to XXXX-XX.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: File was in FC when history began in XXXX, on hold for loss mit. FC stopped in X/XXXX due to reinstatement funds received.

BANKRUPTCY: No BK activity found.

PROPERTY: Loss draft check iao $XX,XXX was received on X/X/XXXX for Wind/Hail damage that occurred on X/X/XXXX. repairs confirmed complete in XX/XXXX. Inspection results came back at XXX% on XX/XX/XXXX. Claim check was endorsed and released on XX/XX/XXXX.

433144979	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer monitored BK plan through completion XXXX XXXX, no hardship is noted. Borrower made contact XXXXto confirm payment amount and due date, and remains current with no further contact.

REASON FOR DEFAULT: Unknown

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX was discharged XXXX XXXX. Servicer completed BK audits with corrections to payment application in XXXX XXXX and XXXX XXXX, and final reconciliation XXXXconfirms claim paid fully and account current.

PROPERTY: Property is owner occupied. No property issues noted.

433144696	XXXX 24M PHCH	CURR	03/08/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Comments start in XX/XXXX with the borrower on a repayment plan. Details of plan not noted. Plan broken in XX/XXXX due to NSF payment. Borrower requested assistance on XX/XX/XXXX. Does not appear loss mitigation was approved. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, car problems. RFD as of XX/XX/XXXX, illness of the borrower. Borrower stated in XX/XX/XXXX that his wife had two jobs and lost his primary job. RFD per notes on XX/XX/XXXX, due to XXXX unable to work. Borrower back to work as of XX/XX/XXXX but at reduced hours.

MODIFICATION: NON HAMP, unsigned copy of mod located dated X/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, first due X/XXXXX. Modified maturity date X/X/XXXX. Deferred amount of $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/X/XXXX.

433145102	XXXX 24M PHCH	CURR	04/02/2021	03/11/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer tried skip tracing in early XXXX. No contact with any party. An unauthorized third party asked about how to authorize her on the account in X/XXXX. The third party didn't submit a successor in interest package. No further contact.

REASON FOR DEFAULT: Both borrowers are deceased.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy
433143249	XXXX 24M PHCH	DELQ	03/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted a impacted by XXXX-XX in XX/XXXX, approved for repayment plan in XX/XXXX, plan completed as of XX/XX/XXXX, approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about making partial payment, was approved for XX day forbearance.

REASON FOR DEFAULT: Borrower unemployment due to XXXX-XX and curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, maturity date not provided.  No deferred balance noted. $XX,XXX of combined principal balance of $XXX,XXX was forgiven at time of mod.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143116	XXXX 24M PHCH	CURR	04/01/2021	03/04/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First RFD was X/XX/XXXX, borrower is self employed and had not been working. X/XX/XXXX borrower requested assistance, stated work very slow due to XXXX. X/XX/XXXX borrower stated had been able to make payments but needed assistance with upcoming months. Deferral was done for X months. Borrower has made monthly payments since that time.

REASON FOR DEFAULT: Borrower is self employed and work was slow in XXXX and then affected by XXXX in XXXX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX.  No deferred balance.   $XXX,XXX.XX was forgiven.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

433143965	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Stip to mod completed prior to start of the comments in XX/XXXX, modification processed in XX/XXXX. Borrower asked for a deferment in XX/XXXX. Borrower advised that a temporary FB plan could temporarily suspended or reduce monthly mortgage payments. Three month plan set-up on XX/XX/XXXX. XXXX loss mitigation packet sent out to the borrower on XX/XX/XXXX. Five month deferment granted. Dispute received in XX/XXXX, borrower questioning UPB. Notes in XX/XXXX indicate that the servicer sent out a letter about dispute but specifics not noted. Last contact on XX/XX/XXXX, borrower requested a payoff statement.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, waiting on check.  RFD as of XX/XX/XXXX, borrower still out of work. Unable to determine when employment was regained.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX.XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X. Deferment granted in XX/XXXX, due date rolled from XX/XX/XXXX to XX/XX/XXX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments.  Current occupancy is unknown.

433144378	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/X/XXXX stated impacted by XXXX, servicer set up a X month payment plan; details of plan not noted. No further assistance requested. Last contact with borrower X/X/XXXX made a payment over the phone which posted same day.

REASON FOR DEFAULT: Unemployment

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Possible disaster impact, no details regarding damage or repairs provided.

433145299	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower declined a FB plan offer in X/XXXX and made a phone payment. Borrower continued to decline assistance during monthly phone payments through X/XXXX. Borrower made another phone payment in XX/XXXX, and made monthly phone payments through X/XXXX. Borrower verified hardship had ended in X/XXXX. Servicer offered a FB plan in X/XXXX after borrower missed a payment due to a XXXX impact, but borrower declined. Borrower continued to have regular contact with servicer; last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Borrower illness, excessive obligations, XXXX impact-reduced work hours, death in the family

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144871	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX, borrower deceased. X/XX/XXXX borrower stated payment sent to prior servicer and waiting for it to be sent to current servicer. Borrower submitted incomplete XXXX package on X/X/XXXX. On XX/XX/XXXX borrower was offered X month forbearance but wanted to make payment. Borrower is obviously struggling to make payments, but stays in contact with the servicer and has refused assistance offered.

REASON FOR DEFAULT: Early delinquency was due to missing payment during interim servicing.  XX/XX/XXXX RFD was illness.  X/XX/XXXX borrower was unemployment due to XXXX.  XX/XX/XXXX borrower stated behind on utilities and looking for assistance.

MODIFICATION: STEP MODIFICATION, first pay due X/X/XXXX, modified balance $XXXXXXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  $XX,XXX.XX was forgiven.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY:X/X/XXXX states BKXX discharged.

PROPERTY: No evidence of property damage.

433143221	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower indicated slow payment X/X/XXXX due to holidays. Borrower had questions on account X/XX/XXXX. Borrower advised of NSF payment X/XX/XXXX. Borrower stated X/XX/XXXX son had reduction in pay. Borrower advised of NSF payment X/XX/XXXX. Borrower called to make payment XX/X/XXXX. Borrower stated X/XX/XXXX went on vacation and unable to make deposit for payment. Borrower stated X/XX/XXXX didn't have enough funds for payment. Last contact XX/XX/XXXX stating son unable to help with payment; son trying to purchase home.

REASON FOR DEFAULT: Curtailment of income.  Excessive obligations.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX.  $XXX,XXX.XX permanently forgiven at the time of review.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144869	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	DC	XXXX	Reinstatement 2	BORROWER CONTACT: No contact until borrower applied for mod assistance in X/XXXX. Loss mit review was closed in XX/XXXX for missing documents. Borrower reinstated that month; source of funds is unknown. No further contact.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: IO STEP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified IO $X,XXX.XX, matures X/X/XXXX. Deferred balance iao $XXX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: Referred X/XX/XXXX, servicer delays in executing the prepared Complaint, sent to servicer on X/X/XXXX. The complaint was filed XX/XX/XXXX, service completed XX/XX/XXXX. Borrower filed an answer on XX/X/XXXX. Settlement conferences were adjourned by the court, and a XXXX hold was entered in X/XXXX. Case was dismissed in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

OTHER: Unable to determine why the current P&I payment doesn't match the P&I payment specified in the modification.
433143831	XXXX 24M PHCH	DELQ	02/01/2021	01/29/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: First contact was X/X/XXXX, RFD was illness. Last contact with the borrower was XX/XX/XXXX, RFD was income reduced due to XXXX No discussion of loss mitigation.

REASON FOR DEFAULT: Limited communication with the borrower.   Most recent RFD was reduced income due to XXXX.  XXXX forbearance done in X/XXXX, but payments missed since that time and no discussion of loss mitigation.

MODIFICATION: Loan has not been modified.

FORECLOSURE:  No evidence of foreclosure.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433144108	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Repayment plan approved in XX/XXXX. Notes on XX/XX/XXXX indicate that credit reporting would be suspended for X months and plan was approved but borrower not required to make monthly payments. Deferment granted in XX/XXXX. Last contact on XX/XX/XXXX, servicer advised that they would need P&L statements for loss mitigation review.

REASON FOR DEFAULT:  Borrower ill since XX/XXXX. RFD as of XX/XXXX, borrower in the hospital. As of XX/XXXX, income impacted by XXXX.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $X. Deferment granted in XX/XXXX, due date rolled from XX/XX/XXXX to XX/XX/XXXX.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on X/XX/XXXX.

433144948	XXXX 24M PHCH	DELQ	03/01/2021	02/10/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to follow up on the status of the deferral and was advised it is in progress. The borrower appears to be cooperative. The loan has had two deferrals completed in the last XX months, one in X/XXXX deferring X payments and one in XX/XXXX deferring X payments. The loan has since become delinquent. The notes reflect a signed forbearance agreement was received on X/XX/XXXX, but unclear when the plan was offered or what the terms are. The borrower indicated their XXXX hardship was resolved in XX/XXXX.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to impact from the XXXX-XX XXXX . The borrower has indicated that the hardship was resolved but unclear if hardship is continuing based on the present loan status.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years at $X,XXX.XX/mo, then X.X% for X year at $X,XXX.XX/mo, then X.XXX% for remaining term at $X,XXX.XX/mo. Term is XX years and X months, matures XX/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The borrower filed a chapter XX bankruptcy in XXXX and was discharged after a court approved modification was completed in X/XXXX. Unable to determine the dates. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144116	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower requested total amount due X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144740	XXXX 24M PHCH	DELQ	03/01/2021	02/27/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the borrower called in to discuss endorsing an insurance claim check. The notes indicate the insurance check was received on X/XX/XXXX. No further contact with the borrower despite noted attempts. The loan has recently rolled past due and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to borrower unemployment and unexpected expenses. Unclear if hardship is continuing based on the present loan status.

MODIFICATION: TEMP MOD, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX%. Temp term is X years. Modified P&I $XXX.XX, maturity date was unchanged. Deferred balance iao $X,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The borrower filed an insurance claim for damage with a date of loss of XX/XX/XXXX. The cause of the damage is not specified. A check for $X,XXX.XX was received on X/XX/XXXX. The loan was current at the time the check was received. Unclear if the claim will be monitored or non-monitored and no details noted regarding status of repairs.
433143467	XXXX 24M PHCH	CURR	04/01/2021	03/16/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Last borrower contact X/XX/XXXX when borrower stated payment was sent via XXXX that morning. Payment promise kept.

REASON FOR DEFAULT: No recent RFD provided. Last RFD was noted on XX/X/XXXX as excessive obligations.

MODIFICATION: Missing mod dated XX/X/XXXX. No Note found in file to confirm original terms.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Comments on X/XX/XXXX last indicated subject property was owner occupied.  Current property condition is unknown.

433143795	XXXX 24M PHCH	CURR	04/01/2021	03/09/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Borrower stated X/XX/XXXX payment was oversight. Borrower hardship noted XX/X/XXXX due to curtailment of income; self-employed and business is slow. X-month repayment plan offered. Plan cancelled X/XX/XXXX due to borrower non-performance X-month repayment plan offered X/XX/XXXX due to XXXX . Xth payment offered X/XX/XXXX. Servicer reviewed borrower financials X/XX/XXXX and discussed repayment plan/Mod. X-month payment deferral offered X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: EXPIRED TEMP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $X,XXX.XX, expired X/X/XXXX reverting to terms of note.  Deferred balance iao $X.XX.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144567	XXXX 24M PHCH	DELQ	02/01/2021	02/22/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, a FB plan is implemented. X/XXXX Additional assistance is requested, a deferral is completed. Borrower has been cooperative. The most recent contact was on X/XX/XXXX, borrower reports they will not be able to make their payment due to home repairs.

REASON FOR DEFAULT: X/XXXX Just got a new job. X/XXXX Truck repairs. X/XXXX Spouse is unemployed. X/XXXX XXXX . X/XXXX Home repairs.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X.XX% for X years, modified P&I $X,XXX, matures XX/X/XXXX. Mod does not include any deferred amounts or PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: X/XX/XXXX Borrower reports the RFD is home repairs. No specifics are provided. No notes found indicating if/when repairs were completed.
433143921	XXXX 24M PHCH	DELQ	02/13/2021	03/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX-XX, a repayment plan is set up. No other loss mit activity was noted. Borrower has not been very responsive. The most recent contact was on X/X/XXXX to make a payment and to authorize a party on the account.

REASON FOR DEFAULT: XX/XXXX Temporary unemployment. X/XXXX XXXX . X/XXXX Extra expenses.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144103	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower scheduled a payment in X/XXXX and was advised of workout options. Last contact was in X/XXXX, Xrd party called for payment/fee inquiry. Loan is current.

REASON FOR DEFAULT: Unknown.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433144597	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. NSF was processed in X/XXXX; borrower called disputing the NSF stating that he had enough balance from the bank when he made the payment on X/XX/XX and would send proof of transaction. Borrower was advised to send a written correspondence with bank statements; no additional details. Borrower appears to have completed a X month repayment plan in X/XXXX bringing the loan current but fell behind on the loan shortly after due to NSF in X/XXXX. Borrower stated that RFD was due to reduction in income. Borrower called in X/XXXX stating that RFD was due to he was ill and just went back to work and was approved for a X month repayment plan; broken plan in X/XXXX. Borrower advised in X/XXXX that his hours were cut at work and could be completely laid off by the following week. Repayment plans were set up in X/XXXX and X/XXXX. Repayment plans were completed; loan brought current in X/XXXX. Borrower stated in XX/XXXX income slow coming in. Last contact was in XX/XXXX, borrower stated that he would pay online.

REASON FOR DEFAULT: XXXX-XX, illness, income reduction.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX at X.XX% for X years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Loss draft check iao $X,XXX was received in X/XXXX for roof damage caused by Windstorm that occurred on X/XX/XXXX. Due to loan being current at the time loss was reported, claim check was endorsed and released on X/XX/XXXX. No details regarding repairs provided. Property verified as owner occupied in X/XXXX.

433143664	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Only contact was with an authorized third party in XX/XXXX; the ATP said she was making the payments.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143207	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Borrower hardship noted X/XX/XXXX; had car repairs. Servicer offered X-month repayment plan. Plan confirmed kept XX/XX/XXXX. Borrower illness noted XX/XX/XXXX; X-month repayment offered. Borrower indicated would reinstate with taxes. Borrower stated X/XX/XXXX husband missed work. Plan noted broken X/X/XXXX. Spouse missed workout as noted X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: Excessive obligations.  Borrower illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XXat X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X.XX. $XXX,XXX.XX permanently forgiven at time of agreement.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied. No property damage noted.
433144590	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Four month repayment plan set-up in XX/XXXX. Last contact on XX/XX/XXXX, borrower questioned status on credit report. Stated it shows that she is delinquent. Servicer advised to send in a copy of the report.

REASON FOR DEFAULT:  RFD per notes on X/XX/XXXX, emergency with children. Borrower ill as of XX/XXXX and had high medical bills.  Hours at work reduced as of XX/XXXX.

MODIFICATION: NON HAMP Fixed Rate, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $XXXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XXXX.XXof which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: Per notes on XX/XX/XXXX, subject sustained water damage. Claim filed but denied due to claim being below deductible. Current condition of subject is unknown. Owner occupied per notes on XX/XX/XXXX.
433143684	XXXX 24M PHCH	CURR	05/01/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment and requested fee waiver.

REASON FOR DEFAULT: Borrower unemployment and curtailment of income.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X%, $X,XXX per month, effective XX/XX/XXXX; Step X rate X.X%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Tax sale noted on XX/XX/XXXX, XXXX delinquent taxes paid as of XX/XX/XXXX from escrow. No other issues noted.

433143300	XXXX 24M PHCH	CURR	04/01/2021	03/30/2021	XXXX	XXXX	Yes	XXXX	XXXX	SC	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer monitored BK plan performance last X years with no collection or legal activity noted. Third party Executor and SII advised XXXXthat borrower is deceased. SII is maintaining payments, last contact X/XX/XXXX.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKXX filed in XXXX was dismissed XXXX . BKXX filed in XXXX was discharged XXXX , brought current through borrower estate and final cure.

PROPERTY: Occupancy is not verified since death of borrower. SII inquired about claim check endorsement XXXX XXXX iao $XXXX, DOL and damages are not specified, claim is monitored and documents pending.,

433144756	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for special X month forbearance as of XX/XX/XXXX, forbearance extended multiple times, most recently extended to X months as of XX/XX/XXXX, completed as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Curtailment of income due to XXXX-XX.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, interest only for first X years, modified balance $XXX,XXX at X% for X years, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XXX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X%, $X,XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433145174	XXXX 24M PHCH	CURR	04/01/2021	03/11/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Loan was modified in X/XXXX. Borrower defaulted in X/XXXX, RFD curtailment of income, borrower is self employed and waiting on clients to pay. Loan was referred to FC after X/XXXX when prior servicer comments end and XX/XXXX when current comments begin, exact referral date unknown. Borrower reinstated in X/XXXX. Has been XXXX since then, in X/XXXX. No contact with borrower since early XXXX .

REASON FOR DEFAULT:  Curtailment of income.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.XXX% for remaining term, modified P&I $XXXX.XX, matures X/X/XXXX (not modified).  No deferred amount.

FORECLOSURE:  FC referral in mid XXXX, reinstated X/XXXX.

BANKRUPTCY:  No BK activity

PROPERTY:  Inspections and borrower vfd owner occupied.

433144602	XXXX 24M PHCH	CURR	05/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower made a payment.

REASON FOR DEFAULT: Service transfer and excessive obligations.

MODIFICATION: STEP/NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXK at X.XX% for X years, modified P&I $XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance. Step Rate Mod includes the following terms: Step X rate X.X%, $XXX per month, effective XX/XX/XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144723	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	MS	XXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXX RFD was car payments. RFD on X/XX/XXXX was government shut down. X/XX/XXXX RFD was illness of family member. XX/X/XXXX husband on disability. X/XX/XXXX borrower ill. X/XX/XXXX RFD was unemployment. XX/XXXX borrower was granted XXXX deferral. Loan has been modified at least twice. Missing the operative modification from X/X/XXXX.

REASON FOR DEFAULT: Borrower has used multiple RFDs.

MODIFICATION: STEP RATE first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XX.XX, matures X/X/XXXX. No deferred or forgiven amounts.   Interest only payments for the first X years.

FORECLOSURE:   No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: X/XX/XXXX hazard claim submitted for water damage to ceiling, loss occurred X/XX/XXXX.  Claim was denied in X/XXXX due to the fact that damage was a result of inadequate or defective design or materials, and continuous condensation of humidity, moisture or vapor.

433145062	XXXX 24M PHCH	DELQ	03/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was on an active repay plan in X/XXXX. Borrower verified the plan due date in X/XXXX.Borrower verified payment receipt in X/XXXX. Only other contact was in X/XXXX when borrower gave a promise to pay.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433144240	XXXX 24M PHCH	DELQ	02/01/2021	01/08/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. X-month Stip to Mod offered to borrower X/XX/XXXX with payments of $XXX.XX starting X/X/XXXX. Servicer notes X/X/XXXX blind Mod not accepted. Borrower requested reinstatement X/XX/XXXX. Reinstatement confirmed received X/XX/XXXX. Last contact X/X/XXXX borrower called to make payment.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $X,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  Complaint filed X/X/XXXX.  Service completed X/XX/XXXX. FC action placed no hold X/X/XXXX due to XXXX. FC action closed/billed due to reinstatement received X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144773	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower, payments made via IVR phone pay system. Last contact on XX/XX/XXXX, payment made via phone/

REASON FOR DEFAULT: RFD is unknown.

MODIFICATION: NA

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: No evidence of BK found in the comments.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.
433145344	XXXX 24M PHCH	CURR	04/16/2021	03/31/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payments. Servicer notes borrower under Stip to Mod at start of history. Xrd payment confirmed received X/X/XXXX. Servicer notes X/XX/XXXX borrower failed to make Xnd payment. Workout financials again received X/XX/XXXX. Stip to Mod again approved X/XX/XXXX with payments of $XXX.XX starting X/XX/XXXX. Borrower failed to perform X/XX/XXXX. Stip to Mod approved XX/XX/XXXX starting XX/XX/XXXX; borrower defaulted on first payment. Stip to Mod approved X/XX/XXXX. Plan completed X/XX/XXXX. Mod workout approved X/XX/XXXX which was booked X/XX/XXXX. Last contact X/XX/XXXX to confirm service transfer/loan status.

REASON FOR DEFAULT: Excessive obligations.

MODIFICATION: STEP NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for X years, modified P&I $XXX.XX, matures X/XX/XXXX.  Deferred balance iao $X.XX.

FORECLOSURE: Loan noted to be in FC at start of history; referral date not provided.  Mediation noted X/XX/XXXX.  Active loss mitigation efforts noted X/X/XXXX. FC action closed/billed after Mod workout booked X/XX/XXXX.

BANKRUPTCY: No prior BK filing information noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

433143185	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: NSF payment in X/XXXX. First contact with borrower was in XX/XXXX; servicer took verbal financials and offered a X-month repay plan, which borrower accepted. Plan was cancelled in X/XXXX due to non-payment. Borrower made a phone payment in X/XXXX, and verified the due date in XX/XXXX. No further contact.

REASON FOR DEFAULT: Borrower illness

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XXX months, modified P&I $XXX.XX, maturity not stated. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
433143483	XXXX 24M PHCH	CURR	04/01/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower received a prior loan mod in XXXX, however, unable to verify any mod details. He struggled to maintain current payments in XXXX due to income curtailment. Servicer granted a X month XXXX forbearance but borrower continued to make payments and brought loan current X/XXXX. Loan has been paid as agreed since that time. Servicer has had limited contact with the borrower with last contact X/XX/XXXX regarding check garnishment and illness.

REASON FOR DEFAULT:  Borrower illness and income curtailment

MODIFICATION: Missing loan modification from XXXX in documents provided.

FORECLOSURE: No FC activity noted.

BANKRUPTCY:  No BK activity noted.

PROPERTY: Property is owner occupied with no issues noted.
433144008	XXXX 24M PHCH	CURR	04/15/2021	03/03/2021	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stated on X/X/XX that she was in the hospital and was not aware the payments were behind, also stated that her niece (daughter of deceased co-borrower) lives in the property. NSF was processed in X/XXXX. Borrower was approved for a repayment plan in X/XXXX; broken plan in X/XXXX due to NSF. A new repayment plan was set up on X/XXXX; broken plan in XX/XXXX - not paid. Borrower explained in X/X/XX that co-borrower is deceased and co-borrower's daughter lives in the home but hospitalized due to XXXX-XX, mod option was discussed but borrower declined mod stating that she does not want her information out there but accepted a repayment plan. Borrower stated in X/XX/XX that RFD was due to tenant not paying. Repayment plan was completed. Last contact was in XX/XXXX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Curtailment of income due to XXXX-XX, family illness, borrower illness.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Loan appears to be a discharged BKX, no details provided.

PROPERTY: No property issues found. Property verified as owner occupied in X/XXXX.

433143196	XXXX 24M PHCH	DELQ	03/01/2021	02/03/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX to schedule a payment stating RFD due to other expenses. Borrower was advised of the availability of workout options in X/XXXX. A X month repayment plan was approved in X/XXXX. Co-borrower stated in XX/XXXX that RFD was due to illness. Loan reinstated in XX/XXXX; repayment plan closed. Co-borrower stated on X/XX/XX that RFD was due to XXXX and was advised to fill out the XXXX-XX form. Co-borrower stated on X/XX/XX that she would be returning to work X/XX/XX but was still needing assistance. A X month FB plan was approved in X/XXXX. A new FB plan was added in X/XXXX for X payments. FB plan was completed in XX/XXXX. Last contact was in X/XXXX, borrower called in for general inquiry. Loan was deferred on X/XX/XX for X payments. Loan is currently delinquent; last payment received was on X/X/XX.

REASON FOR DEFAULT: Unemployment due to XXXX-XX, loss of income, illness.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. No deferred balance/PRA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Contact history indicates loan is a discharged BKXX, no details provided.

PROPERTY: No property issues found.

433143555	XXXX 24M PHCH	DELQ	03/01/2021	02/12/2021	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved for multiple repayment plans, plans were broken multiple times, most recently as of XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, cancelled as of XX/XX/XXXX due to incomplete package. Borrower noted as impacted by XXXX-XX in XX/XXXX, approved for repayment plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. Loan reviewed for loss mit in XX/XXXX, approved for X month deferral as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower impacted by XXXX-XX and wanted to retain property, requested deferment, was advised to submit complete loss mit application.

REASON FOR DEFAULT: Family illness, and curtailment of income due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $X,XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433143929	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXX	Reinstatement 2	BORROWER CONTACT: Very little contact with the borrower due to BK. Repayment plan approved in XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, borrower unemployed due to XXXX.  Borrower ill with XXXX in XX/XXXX.

MODIFICATION: NON HAMPF Fixed Rate, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for XX years, modified P&I $XXX.XX, matures/expires XX/XX/XXXX.  Deferred balance iao $XX,XXX.XX of which $X is eligible for forgiveness.

FORECLOSURE: No evidence of FC found in the comments.

BANKRUPTCY: Comments begin with loan in BK status. BKXX filed in XXXX, filing date unknown.  Discharged in XX/XXXX.

PROPERTY: No evidence of property issues found in the comments. Owner occupied per notes on XX/XX/XXXX.

433144385	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact with borrower to schedule/confirm payment. Stip to Mod approved X/XX/XXXX starting X/X/XXXX. Plan confirmed kept X/XX/XXXX. Mod workout approved X/X/XXXX which was booked X/XX/XXXX. Last borrower contact XX/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X%, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Prior FC action, however held by BK filed.  FC action closed/billed after Mod workout complete X/XX/XXXX.

BANKRUPTCY: Active BK at start of history; details of filing not provided. BK dismissed X/XX/XXXX.

PROPERTY: Property is owner-occupied.  No property damage noted.

433144229	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	No	XXXX	XXXX	MO	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to request for XXXX assistance XXXX , forbearance approved through XXXX . Borrower resumed payments in XXXX but advised that income was still affected, account was fully reinstated XXXX and remains current. Last contact X/XX/XXXX, borrower declined to discuss account.

REASON FOR DEFAULT: Income curtailment.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY:BKX discharged prior to XXXX  XXXX, case information unknown.

PROPERTY: Property is owner occupied. Borrower advised of loss draft received XXXXiao $XXXX for wind/hail damage on unknown date. Funds were endorsed and released immediately due to current loan status, claim is non-monitored.

433144272	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to advise they are divorced and asked if could be removed from the loan. Was advised they would need to refinance but was afraid the primary borrower couldn't qualify on his own. No further contact despite noted attempts. The loan was modified in X/XXXX after successfully completing a trial agreement. The loan is now current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to marital difficulties. Unclear if hardship is ongoing.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred balance and no amounts eligible for forgiveness based on borrower performance.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433145157	XXXX 24M PHCH	CURR	04/25/2021	03/15/2021	XXXX	XXXX	Yes	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: No CH provided prior to XX/XXXX. Borrower noted as deceased as of XX/XX/XXXX, borrower passed away on XX/XX/XXXX, no Executor on file. Potential Executor of Estate, brother, stated on XX/XX/XXXX that he inherited property from borrower and wants to keep property. Last Will certificate for borrower received as of XX/XX/XXXX, executorship documents received as of XX/XX/XXXX, no other details provided. Reinstatement quote requested as of XX/XX/XXXX, loan reinstated as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, authorized third party called and was transferred to foreclosure department, no other details provided.

REASON FOR DEFAULT: Borrower death.

MODIFICATION: N/A.

FORECLOSURE: Loan referred to FC as of XX/XX/XXXX, FC sale set for XX/XX/XXXX as of XX/XX/XXXX, FC closed on XX/XX/XXXX due to reinstatement of loan. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Prior Judgment noted as of XX/XX/XXXX, satisfaction/release received as of XX/XX/XXXX. No other title issues noted.
433143455	XXXX 24M PHCH	CURR	04/01/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delinquent for the last X years, borrower advised XXXX XXXX that hardship was due to marital difficulties and child support expenses. Borrower declined to discuss financials or loss mitigation until request for XXXX assistance XXXX XXXX. Forbearance was approved through XXXX XXXX, borrower declined a repay plan and reinstated on her own XXXX . Account remains current, last contact XX/X/XXXX.

REASON FOR DEFAULT: XXXX RFD: Divorce, excessive obligations. XXXX RFD: income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $,XXXX.XX, matures X/X/XXXX, $XXX,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143171	XXXX 24M PHCH	DELQ	03/01/2021	03/04/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower applied for modification assistance in X/XXXX during an active bankruptcy case. Servicer approved a X-month trial mod plan in X/XXXX, which borrower completed. The bankruptcy was discharged in XX/XXXX, but the mod documents were initially rejected for an incomplete notary signature block. The modification was completed in X/XXXX. Borrower verified a payment had been mailed in XX/XXXX, and gave a promise to pay in X/XXXX.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X.XX% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: Chapter XX filed in XXXX. Case was discharged XX/XX/XXXX.

PROPERTY: Owner occupied
433144615	XXXX 24M PHCH	CURR	04/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact was X/XX/XXXX, having surgery. Borrower was off work and on disability for XXXX. X/X/XXXX hours were reduced due to XXXX. Borrower is a nurse. Borrower stays in contact with the servicer and keeps promises, but has been struggling to keep the loan current. Last contact X/XX/XXXX adding husband as authorized person on loan and making payment

REASON FOR DEFAULT: Borrower is a nurse and hours cut due to XXXX.   Prior to XXXX off due to surgery.

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X.XXX%, modified P&I $XXX.XX, maturesX/X/XXXX.  Deferred balance iao $XX,XXX.XX of which $XX,XXX.XX is eligible for forgiveness over X years based on borrower performance.  $XX,XXX.XX of the deferred amount is eligible for forgiveness on the Xst, Xnd and Xrd anniversaries of X/X/XXXX.  X/X each year.   Amount of $X,XXX.XX forgiven on  X/XX/XXXX and X/XX/XXXX.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145039	XXXX 24M PHCH	DELQ	03/01/2021	03/12/2021	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX hardship was due to unemployment. Borrower completed a X-month repay plan to cure arrears XXXXwith multiple late payments and NSF returns during the plan. XXXX assistance requested through web XXXX XXXX, income curtailment details not provided. Forbearance approved through XXXX XXXX and account was performing after deferral cure until missed payment XXXX . Current circumstances are unknown, last contact XX/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.X% for X years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143259	XXXX 24M PHCH	DELQ	03/01/2021	02/17/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IN	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make a payment and stated he started a new job and will make payment for XX/XXXX the following Friday.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XX,XXX at X%, modified P&I $XXX, maturity date not provided. No deferred balance noted.  $XX,XXX was forgiven at time of mod.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433144836	XXXX 24M PHCH	CURR	03/30/2021	03/05/2021	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was in contact throughout XXXX delinquency with multiple broken promises to pay and frequent disputes about fees and payment amounts, hardship due to reduced work hours and excessive obligations. Account remains current since XXXXreinstatement with occasional contact for phone payment or insurance claim follow up. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: TEMP mod, first pay due X/XX/XXXX, modified balance $XX,XXX.XX at X% for X years, modified P&I $XXX.XX through X/XX/XXXX and then return to note terms, maturity not changed, $X,XXX.XX deferred balance is not eligible for forgiveness.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Loss draft proceeds iao $XXXX received XXXX XXXX for wind/hail DOL XXXXwere released immediately due to current loan status; claim is non-monitored.

433145092	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	Yes	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: Unauthorized daughter notified servicer of borrower death after loan transferred servicing in X/XXXX. Daughter sent estate documents in X/XXXX showing she was appointed the executor, and declined payment assistance. Servicer reviewed retention options in X/XXXX, but daughter declined assistance and reinstated in X/XXXX. Daughter verified payment receipt through early XXXX, then contact became more sporadic. Last contact was in X/XXXX when daughter scheduled a payment and declined assistance.

REASON FOR DEFAULT: Borrower is deceased. Borrower's daughter is retired and is only paid once a month (fixed income)

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Unknown occupancy

OTHER: Servicer received a summons from XXXX in X/XXXX, sent to litigation department. Unable to determine whether issue relates to HOA or another lien.
433144528	XXXX 24M PHCH	CURR	04/01/2021	03/19/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower is unresponsive last X years, no contact is noted.

REASON FOR DEFAULT: Unknown

MODIFICATION: Loan has not been modified. Loan is being serviced according to the original Note terms. Fixed rate, no extension of the maturity date.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data. No property issues noted.

433144192	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Payments are being made under a repayment plan. X/XXXX Plan is canceled. Borrower has not been very responsive with no recent significant communication. The most recent contact was on X/XX/XXXX with the status of a payment being discussed.

REASON FOR DEFAULT: X/XXXX Death of the mortgagor.

MODIFICATION: STEP HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: Account is in FC when the history starts in X/XXXX, reinstated in XX/XXXX via a repayment plan..

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145069	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: No CH prior to XX/XXXX. Multiple prior mods from prior servicers noted in XX/XXXX, most recent prior servicer mod noted on XX/XX/XXXX with effective date of XX/XX/XXXX. Borrower approved for multiple repayment plans, borrower broke both plans, most recently approved in XX/XXXX, plan broken as of XX/XX/XXXX. Borrower noted as impacted by XXXX-XX in XX/XXXX, borrower requested deferral, was approved for repayment plan as of XX/XX/XXXX, plan completed as of XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower inquired about her forbearance application, was advised not received and directed on how to submit application, no other details provided. No other loss mit activity noted.

REASON FOR DEFAULT: Curtailment of income and borrower husband unemployed due to XXXX-XX

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X.XXX%, modified P&I $XXX, matures XX/XX/XXXX. No deferred balance noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433145264	XXXX 24M PHCH	CURR	04/01/2021	03/22/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower said he was unable to afford the payments, and filed BKXX in X/XXXX. Borrower called about amount due on the billing statement in X/XXXX, and disputed the due date in XX/XXXX. Borrower gave a promise to pay in XX/XXXX. Servicer offered a repay plan in X/XXXX, and borrower accepted. In X/XXXX, borrower was working with a state program, and said the program would make three of his payments; the funds were submitted later that month. Borrower gave a promise to pay in X/XXXX. Last contact was in X/XXXX regarding inspection results for an insurance claim.

REASON FOR DEFAULT: Not provided

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: No FC activity found

BANKRUPTCY: Discharged BKX, details not provided. BKXX filed in X/XXXX. Plan confirmed in XX/XXXX. MFR was granted at confirmation, case was closed in XX/XXXX.

PROPERTY: Owner occupied. Borrower received a claim checks in X/XXXX; total received was $XXk as a settlement, with $XXk for roof and $XXk for kitchen. Claim was for water damages on DOL X/XX/XXXX. repairs were reported to be XX% completed in X/XXXX; borrower disputed the percentage completed, stating everything was finished.

433145345	XXXX 24M PHCH	DELQ	02/28/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower was unresponsive to collection efforts after XXXX XXXX default until his attorney appeared at XXXXforeclosure hearing to advise that property is owner occupied and borrower wishes to retain it, no hardship provided. Coborrower appeared at postponed hearing XXXXwith counsel and submitted financials and divorce decree with quit claim. Trial pan was completed May-XXXX XXXX; borrower paid timely post-mod until missed payment XXXX XXXX and remains rolling XX-delinquent. There is no borrower contact noted, current hardship reason unknown.

REASON FOR DEFAULT: Divorce

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at X.X% for XX years, modified P&I $XXX.XX, matures X/XX/XXXX, $X deferred balance.

FORECLOSURE: Referred to foreclosure XXXX , title is clear. Complaint filed XXXX , service completed XXXX . Mediation hearing XXXXwas continued to XXXXfor loss mitigation review, case dismissed after modification.

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

433143692	XXXX 24M PHCH	CURR	04/01/2021	03/29/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with the borrower was X/X/XXXX, wanted to make partial payment, which was refused. No RFD. Most contact with borrower is in regards to making partial payments or reminder that they are late. X/XX/XXXX borrower requested XXXX assistance.

REASON FOR DEFAULT: X/XX/XXXX RFD was furloughed due to XXXX.  X/XX/XXXX borrower stated back to work but would need assistance with XXXX deferred payments.   Last contact with the borrower was X/XX/XXXX, stating still needs assistance.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX.XX at X%, modified P&I $X,XXX.XX, matures X/X/XXXX.  No deferred or forgiven amount.

FORECLOSURE: No evidence of foreclosure action

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage

433144509	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to update contact information and requested removal from the forbearance plan since is now able to work. The borrower originally requested XXXX assistance in X/XXXX and was offered a forbearance. The loan was modified in X/XXXX and had a brief period of delinquency, but is now current. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to income reduction caused by the XXXX-XX XXXX . No recent indication of ongoing hardship.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X.X%. Loan term is XX years. Modified P&I $X,XXX.XX, matures XX/X/XXXX. Deferred balance iao $XXX,XXX.XX, which is not eligible for forgiveness based on borrower performance.

FORECLOSURE: The loan was in foreclosure prior to the modification being completed in X/XXXX. No further FC activity found.

BANKRUPTCY: The notes reflect a chapter XX bankruptcy that was dismissed in XXXX. Unable to determine the filing date or case number. No further BK activity found.

PROPERTY: The property is owner occupied. No indication of existing damage or ongoing repairs.
433144758	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A mod application is submitted. X/XXXX A stip to mod is approved. X/XXXX Borrower defaults on the trial period. X/XXXX Borrower reinstates without assistance. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX to make a payment.

REASON FOR DEFAULT: X/XXXX Illness of mortgagor.

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XXX,XXX at a fixed X.XXX%, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: X/XXXX File is referred to FC. X/X/XXXX Judgement is entered. Reinstated in X/XXXX.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433143640	XXXX 24M PHCH	CURR	04/01/2021	03/28/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrowers divorced in XXXX with QCD noted in documents. Prior loan mods granted in XXXX and again in XXXX. Recent RFD due to borrower illness and income curtailment. File was in FC in XXXX with borrower completing a X month stip plan and receiving the loan mod X/XXXX. XX day delinquency noted X/XXXX due to income curtailment with borrower bringing loan current in same month. Loan has been paid as agreed for the last XX months. Borrower has been cooperative with the servicer with last contact X/XX/XXXX regarding payment.

REASON FOR DEFAULT:  Borrower illness and income curtailment

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures/expires XX/X/XXXX.  Deferred balance iao $XX,XXX.XX is not eligible for forgiveness and is a balloon due at maturity.

FORECLOSURE: Prior FC activity noted in XXXX.  FC closed X/XXXX with loan mod granted.  Unable to verify FC stages from comments.

BANKRUPTCY: Prior CHXX BK filed in XXXX and dismissed XX/XXXX.  Prior CHXX BK filed in XXXX and dismissed XXXX.

PROPERTY: Property is owner occupied with no issues noted.
433143528	XXXX 24M PHCH	DELQ	03/01/2021	02/26/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower advised XXXXthat delinquency was caused by niece not managing the rental property for her while she was sick. X-month trial was completed XXXX-XXXX and account was current post-mod until missed payment XXXX . Reason for current delinquency is unknown, last contact was X/XX/XXXX for phone payment and there are no outbound attempts in XXXX .

REASON FOR DEFAULT: XXXX RFD: borrower illness, property mismanaged. XXXX RFD: unknown

MODIFICATION: NON-HAMP, first pay due XX/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX, $X deferred balance.

FORECLOSURE: Foreclosure initiated prior to XXXX  XXXX was placed on hold XXXX XXXX after partial reinstatement of XX payments, hold removed XXXXwhen borrower failed to cure or complete loss mitigation. Judgment was entered XXXX , hold placed for moratorium and action dismissed after modification.

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

433145339	XXXX 24M PHCH	CURR	04/13/2021	03/17/2021	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT:XX/XX/XXXX borrower making arrangements to make payments, promised payments not made. Borrower has always struggled to make payments and numerous broken promises. X/XX/XXXX borrower submitting for loss mitigation. RFD, illness of wife. Stip approved X/XX/XXXX with X payments of $XXX.XX starting X/XX/XXXX. Borrower make the X payments, but made after the due date. Only contact with the borrower since boarding with current servicer was the welcome call. Loan has been modified at least twice.

REASON FOR DEFAULT: Illness of co-borrower

MODIFICATION: STEP RATE, first pay due XX/XX/XXXX, modified balance $XX,XXX.XX at X.XX% for X years, modified P&I $XXX.XX, matures X/XX/XXXX. No deferred balance.

FORECLOSURE: Referred to foreclosure XX/X/XXXX.  First legal completed X/XX/XXXX.  Foreclosure closed after modification boarded.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433145288	XXXX 24M PHCH	CURR	05/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	MN	XXXX	Reinstatement 2	BORROWER CONTACT: No contact with the borrower. Active BKXX until XX/X/XXXX.

REASON FOR DEFAULT:  No RFD provided.

MODIFICATION: Loan has not been modified.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: Active BKXX filed in XXXX in X/XXXX.  Referred to attorney for motion for relief on X/XX/XXXX.  XX/X/XXXX trustee filed final report.  BK discharged XX/X/XXXX.

PROPERTY: No evidence of property damage.

433145204	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/XX/XXXX indicate impacted by XXXX, servicer set up a X month repayment plan on X/XX/XXXX. As of XX/XX/XXXX servicer received a workout packet and a X month deferral was completed in X/XXXX. Last contact XX/XX/XXXX borrower rand servicer went over the deferment workout

REASON FOR DEFAULT: Income reduction

MODIFICATION: HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $X,XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144875	XXXX 24M PHCH	CURR	04/01/2021	03/18/2021	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 2	BORROWER CONTACT: Account is chronic XX-delininquent with no borrower contact last X years except for XXXX XXXX welcome call, no hardship provided. Most recent reinstatement posted XXXX .

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at initial step ate of X.XXX% for X years, modified P&I $XXX.XX, matures XX/X/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: BKX discharged prior to XXXX  XXXX, case details unknown.

PROPERTY: Occupancy is unknown. No property issues noted.

433143746	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower submitted a loss mitigation application XXXX XXXX. X-month trial was approved XXXXwith $XXK down payment, paid as agreed. Hardship details are not provided and there is little borrower contact last X years. Account is current post-mod, last contact XX/X/XXXX web chat escrow inquiry.

REASON FOR DEFAULT: Unknown

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXXX.XX, matures X/X/XXXX. Deferred balance iao $XX,XXX.XX is not eligible for forgiveness.

FORECLOSURE: Foreclosure first legal was filed prior to XXXX  XXXX, service by publication completed XXXX XXXX, case dismissed prior to judgment entry.

BANKRUPTCY: BKXX was filed in XXXX, relief granted XXXX , case discharged in XXXX.

PROPERTY: Property is owner occupied. No property issues noted.

433144075	XXXX 24M PHCH	CURR	05/01/2021	03/24/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: No workout offered. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day.

REASON FOR DEFAULT: Unknown

MODIFICATION: Loan has not been modified. Maturity has been extended X months which XXXXhave been payment deferrals (no data).

FORECLOSURE: No FC activity found

BANKRUPTCY: Loan was active in BK XX, date filed unknown.  Discharged XX/XX/XXXX.

PROPERTY: NA

433143966	XXXX 24M PHCH	CURR	04/01/2021	03/08/2021	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: First contact with x-wife asking if she could make payment and she did not know where x-husband was. Appears x-wife is making payments and there has been very little communication with her, other than making payments as she is not authorized on the loan. Last contact on X/XX/XXXX regarding payment.

REASON FOR DEFAULT: No RFD has ever been provided.   Appears at least X NSF was the bank's fault.

MODIFICATION:  Loan has not been modified.

FORECLOSURE: No evidence of foreclosure action.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

433143804	XXXX 24M PHCH	CURR	04/01/2021	03/31/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A repayment plan is set up. XX/XXXX Plan is kept. No other loss mit activity noted. Borrower has not been very responsive. The most recent contact was on X/XX/XXXX with the account status being discussed.

REASON FOR DEFAULT: X/XXXX Curtailment of income.

MODIFICATION: STEP NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX initially at X% for X years, modified P&I $XXX, matures X/X/XXXX. Deferred balance IAO $XXX,XXX is not eligible for forgiveness. Mod does not include any PRA.

FORECLOSURE: X/XX/XXXX File is referred to FC. X/XXXX FC is being contested. XX/XXXX Account is reinstated via a repayment plan.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

433145002	XXXX 24M PHCH	CURR	04/01/2021	03/01/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower and servicer discussed workout options on X/XX/XXXX, but no workout was received. Comments on X/XX/XXXX indicate a X month repayment plan was set up, details of the plan not noted. Second plan was set up XX/X/XXXX which failed so a new plan was set up XX/X/XXXX; details of this plan not noted. Borrower on X/XX/XXXX stated impacted by XXXX servicer offered a FB plan which appears to have been declined by borrower. Last contact XX/XX/XXXX borrower wanted to set up the auto draft, appears it was set up.

REASON FOR DEFAULT: Unemployment

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433143127	XXXX 24M PHCH	CURR	04/01/2021	03/15/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower approved of repayment plan in XX/XXXX, repayment plan confirmation letter sent on XX/XX/XXXX, plan broken as of XX/XX/XXXX. Borrower approved for repayment plan in XX/XXXX, repayment plan confirmation letter sent on XX/XX/XXXX, plan broken as of XX/XX/XXXX. Borrower inquired about XXXX-XX assistance in XX/XXXX, borrower offered emergency assistance in XX/XXXX, borrower declined assistance as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: Excessive obligations and borrower illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $XXX, maturity date not provided. No deferred balance noted. $XXX,XXX of combined principal balance was permanently forgiven at time of mod.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
433143292	XXXX 24M PHCH	CURR	04/01/2021	03/26/2021	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower offered repayment plan in XX/XXXX, borrower stated would make other payments and then apply for repayment plan, no other details provided. Borrower noted as impacted by XXXX-XX in XX/XXXX, incomplete XXXX-XX assistance package noted on XX/XX/XXXX, approved for X payment special forbearance as of XX/XX/XXXX, no other details provided. No other loss mit activity noted. Borrower noted as divorced in XX/XXXX. Last contact on XX/XX/XXXX, authorized third party called to make payment, was offered assistance, third party declined.

REASON FOR DEFAULT: Husband unemployment and family illness.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXXK at X%, modified P&I $XXX, maturity date not provided. No deferred balance noted. $XX,XXX of combined principal balance was forgiven at time of mod.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

433145151	XXXX 24M PHCH	CURR	04/25/2021	03/25/2021	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer notes a repayment plan for X months was set up XX/XX/XXXX, no further details noted. Borrower on X/X/XXXX stated they should not be current, servicer went over the payment history and confirmed loan past due. Servicer set up a X month repayment plan on X/XX/XXXX, appears this was a XXXX plan which suspended credit report. Borrower on X/XX/XXXX set up X phone payments which posted X/XX/XXXX, X/XX/XXXX and X/X/XXXX. No further assistance has been requested.

REASON FOR DEFAULT: Illness of borrower

MODIFICATION: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

433144248	XXXX 24M PHCH	CURR	04/01/2021	03/06/2021	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower inquired about mod in XX/XXXX, no other details provided. Loan reinstated as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make a payment.

REASON FOR DEFAULT: Wife in hospital and medical bills.

MODIFICATION: NON-HAMP, first pay due XX/XX/XXXX, modified balance $XXX,XXX at X%, modified P&I $X,XXX, matures XX/XX/XXXX.  Deferred balance iao $XX,XXX of which $X is eligible for forgiveness based on borrower performance.

FORECLOSURE: Loan was referred to FC on XX/XX/XXXX, FC placed on hold for BK as of XX/XX/XXXX, FC closed as of XX/XX/XXXX due to reinstatement. No other FC activity noted.

BANKRUPTCY: BKX filed in XXXX, discharged without affirmation in XXXX, filing date and discharge date not provided. No other BK activity noted.

PROPERTY: No property issues noted.

TITLE ISSUES: Legal description error noted in XX/XXXX, subject mortgage was re-recorded without being re-executed by mortgagor, was to be resolved through Judgment, no other details provided.
433144809	XXXX 24M PHCH	DELQ	01/16/2021	12/11/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 3	BORROWER CONTACT: Borrower has a pattern of reinstatement every X months for the last X years with little contact. Hardship throughout XXXX was due to borrower unemployment and son illness from late . Borrower was laid off again XXXXdue to XXXX layoff, forbearance approved for X months. Borrower is unresponsive since last contact XX/XX/XXXX for reinstatement.

REASON FOR DEFAULT: Unemployment, family illness

MODIFICATION: NON-HAMP, first pay due X/XX/XXXX, modified balance $XXX,XXX.XX at initial step rate of X.X% for X years, modified P&I $XXX.XX, matures X/XX/XXXX, $X deferred balance.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
433145341	XXXX 24M PHCH	DELQ	02/01/2021	03/13/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 3	BORROWER CONTACT: Borrower attempted a MOD but was declined XX/XX/XXXX due to insufficient income. Borrower on X/XX/XXXX stated impacted by XXXX, servicer completed a XX month deferral on X/XX/XXXX. As of X/XX/XXXX servicer set up a repayment plan, details of plan not noted.

REASON FOR DEFAULT: Income reduction

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XXX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: Referred to FC X/X/XXXX, FC closed X/X/XXXX due to deferral.

BANKRUPTCY: No BK activity found

PROPERTY: As of X/X/XXXX servicer notified of property damage.  Date of loss and type of loss not noted.  As of X/XX/XXXX servicer attempting to contact borrower.

TITLE ISSUES: Comments on X/XX/XXXX indicate a title issue was identified in XXXX and a LOI was issues which was included in the last FC action. No further details. Comments on XX/XX/XXXX indicate a prior mortgage and as of X/XX/XXXX comments indicate issue resolved.
433145357	XXXX 24M PHCH	DELQ	02/01/2021	12/20/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 3	BORROWER CONTACT: Last contact X/XX/XXXX borrower called in to go over the MOD details. Servicer notes they received workout in X/XXXX and on X/XX/XXXX a STIP plan was approved with X payments of $X,XXX.XX from X/X/XXXX through X/X/XXXX; plan completed and loan modified in X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: STEP/NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX.XX at X% for X years, modified interest only payment $XXX.XX, matures X/X/XXXX.  Deferred balance iao $XX,XXX.XX which is not eligible for forgiveness.

FORECLOSURE: FC closed X/XX/XXXX, unable to determine date referred to FC.

BANKRUPTCY: No BK activity found.

PROPERTY: NA

433144202	XXXX 24M PHCH	DELQ	03/01/2021	03/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 3	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stopped making payments on the loan after X/XXXX. Borrower called in X/XXXX requesting assistance stating income reduced due to XXXX-XX. A X month FB plan was approved effective X/X/XX. Pre-FC loss mit letter was sent on X/XX/XX. Borrower stated on X/XX/XX that he was still having reduced income due to XXXX-XX and requested additional assistance. A X month FB plan was added on X/XX/XX; borrower requested a deferral. Loan was deferred for X payments in XX/XXXX. Last contact was on X/XX/XX, borrower requested a X month extension stating that he has too many bills and still trying to catch up due to XXXX-XX. Deferral for X payments was processed on X/X/XX. Loan is currently delinquent due to no payment received in X/XXXX.

REASON FOR DEFAULT: Income reduction due to XXXX-XX.

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XXX,XXX at X% for XX years, modified P&I $XXX, matures/expires XXXX. Deferred balance iao $XX,XXX which is not eligible for forgiveness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY:  Loss draft check iao $XX,XXX was issued in XX/XXXX for Wind/Hail damage that occurred on X/XX/XXXX. Borrower stated on X/X/XXXX that he did all the work (repairs) himself and had some receipts for the two or more people that he paid to help or do small jobs. Borrower also explained that the claim was for personal and/or items not associated to structure and that the bulk of the damage was to a sound system. First draw iao $X,XXX was mailed to the borrower on X/XX/XXXX. Inspection report received on X/XX/XXXX confirmed repairs XXX% complete. Final draw iao $XX,XXX was mailed to the borrower on X/X/XXXX.

433143174	XXXX 24M PHCH	DELQ	02/01/2021	07/20/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 3	BORROWER CONTACT: Borrower made a down payment on an approved repay plan in X/XXXX. Borrower made a phone payment on the repay plan in X/XXXX; funds were reversed from payments and applied to corporate advances. Plan failed in X/XXXX for nonpayment. Borrower reported a XXXX hardship in X/XXXX and requested a deferral, servicer didn't open a workout review. Borrower made a phone payment in X/XXXX, and requested XXXX assistance again in XX/XXXX. No further contact with borrower. Servicer approved a X-month FB plan in XX/XXXX, and completed a X-month deferral in X/XXXX.

REASON FOR DEFAULT: XXXX-Unknown. XXXX-XXXX impact, not working

MODIFICATION: NON-HAMP, first pay due X/X/XXXX, modified balance $XX,XXX.XX at X% for XX years, modified P&I $XXX.XX, matures X/X/XXXX. No deferred amounts noted.

FORECLOSURE: Timeline was not provided; case had a loss mit hold in X/XXXX

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied